                              Filed with the Securities and Exchange Commission on April 27, 2001
Registration No. 33-62933                                                               Investment Company Act No. 811-5438
===========================================================================================================================
                                            SECURITIES AND EXCHANGE COMMISSION
                                                  WASHINGTON, D.C. 20549

                                                         FORM N-4
                                  Registration Statement under The Securities Act of 1933
                                              Post-effective Amendment No. 10
                                                            and
                              Registration Statement under The Investment Company Act of 1940
                                                     Amendment No. 10

                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                  (CLASS 1 SUB-ACCOUNTS)
                                                (Exact Name of Registrant)

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                    (Name of Depositor)

                                      ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                   (Address of Depositor's Principal Executive Offices)

                                                      (203) 926-1888
                                              (Depositor's Telephone Number)

                                    KATHLEEN A. CHAPMAN, ASSISTANT CORPORATE SECRETARY
                                      One Corporate Drive, Shelton, Connecticut 06484
                                    (Name and Address of Agent for Service of Process)

                                                         Copy To:
                                                 SCOTT K. RICHARDSON, ESQ.
                                                      SENIOR COUNSEL
                              One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830

                                     Approximate Date of Proposed Sale to the Public:

            MAY 1, 2001 OR AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                    immediately upon filing pursuant to paragraph (b)of Rule 485 on May 1, 2001_ pursuant to paragraph (b) of Rule 485
                                    60 days after filing pursuant to paragraph (a) (i) of Rule 485 on __________ pursuant to paragraph (a) (i) of Rule 485
                                    75 days after filing pursuant to paragraph (a)(ii) of Rule 485 on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

===========================================================================================================================
                             CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
---------------------------------------------------------------------------------------------------------------------------

   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                        $
===========================================================================================================================
                               *Pursuant to Rule 24f-2 of the Investment Company Act of 1940

---------------------------------------------------------------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule
24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2000 was filed within 90 days of the close of the fiscal year.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
ASL [Wells Flex/FUSI ASL]

                                           CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)
                                           ---------------------------------------------

              N-4 Item No.                                                                       Prospectus Heading
              ------------                                                                       ------------------

1.            Cover Page                                                                                 Cover Page

2.            Definitions                                                                         Glossary of Terms

3.            Synopsis or Highlights                              What are Some of the Key Features of the Annuity?
                                                                              Summary of Contract, Fees and Charges

4.            Condensed Financial Information                                 Condensed Financial Information About
                                                                                                Separate Accoount B

5.            General Description of Registrant, Depositor                                 Who Is American Skandia?
              and Portfolio Companies                                                   What Are Separate Accounts?

6.            Deductions                                                       Investment Options, Fees and Charges

7.            General Description of Variable Annuity Contracts                Purchasing Your Annuity, Why Would I
                                                                                   Choose to Purchase this Annuity?
                                                                                What are Some of the Key
                                                                                   Features of the Annuity?

8.            Annuity Period                                                           Managing Your Account Value,
                                                                                            Access to Account Value

9.            Death Benefit                                           What Triggers the Payment of a Death Benefit?
                                                        What Options are Available to my Beneficiary upon my Death?
                                                                           When Do You Determine the Death Benefit?

10.           Purchases and Contract Value                                              Managing Your Account Value

11.           Redemptions                                          Access to Account Value, Valuing Your Investment

12.           Taxes                                                                              Tax Considerations

13.           Legal Proceedings                                                                   Legal Proceedings

14.           Table of Contents of the Statement of Additional Information                    Available Information

                                                                                                        SAI Heading
                                                                                                        -----------

15.           Cover Page                                                        Statement of Additional Information

16.           Table of Contents                                                                   Table of Contents

17.           General Information and History                           General Information About American Skandia

18.           Services                                                                         Independent Auditors

19.           Purchase of Securities Being Offered                          Noted in Prospectus under Managing Your
                                                                                                      Account Value

20.           Underwriters                                                       Principal Underwriter/Distribution

                                                            (Continued)

                                           CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)
                                           ---------------------------------------------

              N-4 Item No.                                                                             SAI Headings
              ------------                                                                             ------------

21.           Calculation of Performance Data                                    How Performance Data is Calculated

22.           Annuity Payments                                    Noted in Prospectus under Access to Account Value

23.           Financial Statements                                                                       Appendix A

                                                                                                     Part C Heading
                                                                                                     --------------

24.           Financial Statements and Exhibits                                                Financial Statements
                                                                                                       and Exhibits

25.           Directors and Officers of the Depositor                           Noted in Prospectus under Executive
                                                                                             Officers and Directors

26.           Persons Controlled by or Under                                               Persons Controlled By or
              Common Control with the                                                 Under Common Control with the
              Depositor or Registrant                                                       Depositor or Registrant

27.           Number of Contractowners                                                     Number of Contractowners

28.           Indemnification                                                                       Indemnification

29.           Principal Underwriters                                                         Principal Underwriters

30.           Location of Accounts and Records                                                 Location of Accounts
                                                                                                        and Records

31.           Management Services                                                               Management Services

32.           Undertakings                                                                             Undertakings

                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes  American Skandia  LifeVest(R), a flexible  premium  deferred annuity (the "Annuity") offered by American
Skandia Life Assurance  Corporation  ("American Skandia",  "we", "our" or "us"). The Annuity may be offered as an individual annuity contract or as an  interest  in a group  annuity.  This  Prospectus  describes  the  important  features of the Annuity and what you should  consider  before  purchasing the Annuity.  We have also filed a Statement of Additional  Information  that is available from us,  without  charge,  upon your  request.  The contents of the Statement of  Additional  Information  are described on page 56. The
Annuity or certain of its  investment  options and/or  features may not be available in all states.  Various rights and benefits may differ between states to meet applicable  laws and/or  regulations.  In particular,  please refer to Appendix C for a description of certain  provisions that apply to Annuities sold to New York  residents.  Certain terms are  capitalized in this  prospectus.  Those terms are either defined in the Glossary of Terms or in the context of the particular section.

====================================================================================================================================
American  Skandia offers several  different  annuities  which your  financial  professional  may be authorized to offer to you. Each annuity has different  features and benefits that may be  appropriate  for you based on your financial  situation,  your age and how you intend to use the annuity.  The different features and benefits include variations in death benefit  protection,  the ability to access your  annuity's  account value and the charges that you will be subject to if you choose to surrender  the annuity.  The fees and charges may also be different between each annuity.
====================================================================================================================================

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should  consider any surrender or penalty charges you may incur when replacing your existing coverage.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently  used for  retirement  planning.  It may be used as an investment  vehicle for  "qualified"  investments, including an IRA,  SEP-IRA,  Roth IRA,  Section 401(a) plans (defined benefit plans and defined  contribution  plans such as 401(k), profit  sharing and money purchase  plans) or Tax Sheltered  Annuity (or 403(b)).  It may also be used as an investment  vehicle for
"non-qualified"  investments.  The Annuity allows you to invest your money in a number of variable  investment options as well as in one or more fixed investment options.

When an Annuity is purchased as a  "non-qualified"  investment,  you  generally  are not taxed on any  investment  gains the Annuity earns until you make a  withdrawal  or begin to receive  annuity  payments.  This  feature,  referred to as  "tax-deferral",  can be beneficial to the growth of your Account Value  because money that would  otherwise be needed to pay taxes on investment  gains each year remains invested and can earn additional money.  However,  because the Annuity is designed for long-term  retirement savings, a
10%  penalty  tax may be  applied  on  withdrawals  you make  before  you  reach age 59 1/2.  Annuities  purchased  as a  non-qualified investment  are not subject to the maximum  contribution  limits  that may apply to a qualified  investment,  and are not subject to required minimum distributions after age 701/2.

When an Annuity is purchased as a "qualified"  investment,  you should consider that the Annuity does not provide any additional tax advantages  to the  preferential  treatment  already  available  through your  retirement  plan under the Internal  Revenue Code. An
Annuity may offer  features  and  benefits in addition to  providing  tax  deferral  that other  investment  vehicles may not offer, including  death benefit  protection for your  beneficiaries,  lifetime income  options,  and the ability to make transfers  between numerous variable  investment options offered under the Annuity.  You should consult with your financial  professional as to whether the overall benefits and costs of the Annuity are appropriate considering your overall financial plan.

------------------------------------------------------------------------------------------------------------------------------------
These  annuities are NOT deposits or obligations  of, or issued,  guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S.  government,  the Federal  Deposit  Insurance  Corporation  (FDIC),  the Federal  Reserve Board or any other agency.  An investment in this annuity involves certain investment risks, including possible loss of principal.
------------------------------------------------------------------------------------------------------------------------------------

THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUS FOR THE UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
                                            FOR FURTHER INFORMATION CALL 1-800-752-6342.
Prospectus Dated: May 1, 2001                                                 Statement of Additional Information Dated: May 1, 2001
ASL-PROS- (05/2001)                                                                                                          ASLPROS

WHAT ARE SOME OF THE KEY FEATURES OF THE ANNUITY?

|X|      The Annuity is a "flexible  premium  deferred  annuity."  It is called  "flexible  premium"  because you have  considerable flexibility in the timing and amount of premium  payments.  Generally,  investors  "defer"  receiving  annuity payments until after an accumulation period.
|X|      This  Annuity  offers  both  variable  and fixed  investment  options.  If you  allocate  your  Account  Value to  variable investment  options,  the value of your  Annuity  will vary daily to reflect the  investment  performance  of the  underlying investment  options.  Fixed investment  options of different  durations are offered that are guaranteed by us, but may have a
       Market Value Adjustment if you withdraw your Account Value before the Maturity Date.
|X|      The Annuity features two distinct phases - the accumulation  period and the payout period.  During the accumulation  period your Account Value is allocated to one or more underlying  investment options. The variable investment options,  each a Class
       1  Sub-account  of American  Skandia Life  Assurance  Corporation  Variable  Account B, invest in an  underlying  mutual fund portfolio.  Currently,  portfolios  of the following  underlying  mutual funds are being  offered:  American  Skandia  Trust,
       Montgomery  Variable Series,  Wells Fargo Variable Trust,  Rydex Variable Trust,  INVESCO Variable  Investment  Funds,  Inc.,
       Evergreen Variable Annuity Trust, ProFunds VP, First Defined Portfolio Fund LLC and The Prudential Series Fund, Inc.
|X|      During the payout period,  commonly called  "annuitization,"  you can elect to receive  annuity  payments (1) for life; (2)
       for life with a  guaranteed  minimum  number  of  payments;  (3)  based on joint  lives;  or (4) for a  guaranteed  number of payments.  We currently make annuity payments available on a fixed or variable basis.
|X|      This Annuity  offers a basic Death  Benefit.  It also offers  optional  Death  Benefits  that provide an enhanced  level of protection for your beneficiary(ies) for an additional charge.
|X|      There is no  Contingent  Deferred  Sales Charge on  surrenders  or  withdrawals.  You can withdraw  Account Value from your
       Annuity free of any charges.
|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty  transfers each year free of charge.
       We also  offer  several  programs  that  enable you to manage  your  Account  Value as your  financial  needs and  investment performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity through  licensed,  registered  financial  professionals.  You must complete an application and submit a minimum initial  purchase  payment of $15,000.  We may allow you to make a lower  initial  purchase  payment  provided you  establish a bank drafting  program  under  which  purchase  payments  received  in the first  Annuity  Year total at least  $15,000.  There is no age restriction to purchase the Annuity.  However,  the basic Death Benefit provides  greater  protection for a period of ten (10) years from the Issue Date or for persons under age 90.

                                                         Mailing Addresses:

New Business/Additional Purchase Payments:                                                                      Exchange Paperwork:

American Skandia Life Assurance Corporation                                             American Skandia Life Assurance Corporation
P.O. Box 7040                                                                                                         P.O. Box 7039
Bridgeport, CT  06601-7040                                                                               Bridgeport, CT  06601-7039

All other correspondence:                                                                                   Express/Overnight Mail:

American Skandia Life Assurance Corporation                                             American Skandia Life Assurance Corporation
P.O. Box 7038                                                                                                 Three Corporate Drive
Bridgeport, CT  06601-7038                                                                                       Shelton, CT  06484

   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED

                                                         GLOSSARY OF TERMS

Many terms used within this  Prospectus  are described  within the text where they appear.  The  description  of those terms are not repeated in this Glossary of Terms.

Account Value:  The value of each  allocation to a Sub-account or a Fixed  Allocation  prior to the Annuity Date, plus any earnings, and/or  less any losses,  distributions  and  charges.  The  Account  Value is  calculated  before we assess any  applicable  Annual
Maintenance  Fee. The Account Value is determined  separately for each Sub-account and for each Fixed  Allocation,  and then totaled to determine  Account  Value for your entire  Annuity.  The Account  Value of each Fixed  Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuitization:  The application of Account Value to one of the available  annuity options to begin receiving  periodic  payments for life, for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An allocation of Account Value that is to be credited a fixed rate of interest for a specified  Guarantee Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim  Value:  The value of the Fixed  Allocation  on any date other than the  Maturity  Date.  The Interim  Value is equal to the initial value allocated to the Fixed Allocation plus all interest  credited to the Fixed Allocation as of the date calculated,  less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market  value  adjustment  used in the  determination  of Account  Value of each Fixed  Allocation  on any day other than the
Maturity Date of such Fixed Allocation.

Owner: With an Annuity issued as an individual  annuity  contract,  the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.  With an Annuity issued as a certificate  under a group annuity  contract,  the "Owner"
refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available upon surrender  prior to the Annuity Date. It equals the Account Value as of the date we price the surrender  minus the Annual  Maintenance  Fee, Tax Charge and the charge for any optional  benefits.  There is no Contingent Deferred Sales Charge upon surrender.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation Day:  Every day the New York Stock  Exchange is open for trading or any other day the  Securities and Exchange  Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and  expenses we charge for the  Annuity.  Some  charges are  assessed  against  your  Annuity  while others are assessed  against  assets  allocated  to the  variable  investment  options.  The charges  that are assessed  against the
Annuity  include the Annual  Maintenance  Fee,  Transfer  Fee and the Tax Charge.  The charge that is assessed  against the variable investment  options is the  Insurance  Charge,  which is the  combination  of a mortality  and expense  risk charge and a charge for administration  of the Annuity.  Each  underlying  mutual fund portfolio  assesses a charge for investment  management and for other expenses.  The prospectus for each underlying  mutual fund provides more detailed  information about the expenses for the underlying funds.  In certain  states,  a premium tax charge may be  applicable.  All of these fees and expenses  are  described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                       YOUR TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
                                                        AMOUNT DEDUCTED/
------------------------------                       DESCRIPTION OF CHARGE                                    WHEN DEDUCTED
         FEE/EXPENSE
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Contingent Deferred Sales                                                                            There is no Contingent Deferred
Charge                                                   Not Applicable                           Sales Charge deducted upon surrender
                                                                                                          or partial withdrawal
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Annual Maintenance Fee                       Smaller of $30 or 2% of Account Value                     Annually on the contract's
                                                                                                   anniversary date or upon surrender
------------------------------- ----------------------------------------------------------------- --------------------------------------
-------------------------------
Transfer Fee                                                 $10.00                               After the 20th transfer each annuity
                                                                                                                  year
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Tax Charge                         Depends on the requirements of the applicable jurisdiction                    Various

------------------------------- ----------------------------------------------------------------- --------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                                  ANNUAL EXPENSES OF THE SUB-ACCOUNTS
                                 (as a percentage of the average daily net assets of the Sub-accounts)
------------------------------- ----------------------------------------------------------------- --------------------------------------
Mortality & Expense Risk
Charge                                                       1.25%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total  Annual  Expenses of the          1.40% per year of the value of each Sub-account              Applies to Variable Investment
Sub-accounts*                                                                                                 Options only
------------------------------- ----------------------------------------------------------------- --------------------------------------
*  The combination of the Mortality and Expense Risk Charges and Administration Charge is referred to as the "Insurance Charge"
elsewhere in this prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                           OPTIONAL BENEFITS
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
GUARANTEED RETURN OPTION
We offer a program  that  guarantees a "return of premium" at a future  date,  while  allowing you to       0.25% of Account Value
allocate all or a portion of your Account Value to the  Sub-accounts of your choice.  Please refer to
the discussion of the Guaranteed Return Option for a description of restrictions under the program.        (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your       0.25% of Account Value
beneficiary(ies)  by providing  additional amounts that can be used to offset federal and state taxes
payable on any taxable gains in your Annuity at the time of your death.                                    (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
GUARANTEED MINIMUM DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your     0.35% of the current Death
beneficiary(ies)  by providing the greater of the current  Account Value,  a 5.0% annual  increase on               Benefit
Purchase Payments minus proportional withdrawals or the Highest Anniversary Value.                         (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
----------------------------------------------------------------------------------------------------------------------------------------

 Please refer to the section entitled "Death Benefit" for a complete discussion of the optional Death Benefits, including restrictions on the age of the Owner/ Annuitant and limits on the amount payable.
----------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

Below are the  investment  management  fees,  other  expenses,  and the total annual  expenses for each  underlying  Portfolio as of
December 31, 2000,  except as noted.  The total annual  expenses are the sum of the  investment  management  fee, other expenses and any 12b-1 fees.  Each figure is stated as a percentage of the underlying  Portfolio's  average daily net assets.  For certain of the underlying  Portfolios,  a portion of the  management  fee is being waived  and/or other  expenses are being  partially  reimbursed.
"N/A"  indicates  that no portion of the  management  fee and/or other  expenses is being waived  and/or  reimbursed.  Any footnotes about expenses appear after the list of all the  portfolios.  Those  portfolios  whose name includes the prefix "AST" are portfolios of American  Skandia Trust.  The underlying  mutual fund portfolio  information was provided by the underlying  mutual funds and has not been  independently  verified by us. See the prospectuses or statements of additional  information of the underlying  Portfolios for further details.  The current prospectus and statement of additional  information for the underlying  Portfolios can be obtained by calling 1-800-752-6342.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Fund
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

American Skandia Trust: (2)
  AST Founders Passport                               1.00%          0.38%          0.00%         1.38%          N/A         1.38%
  AST Scudder Japan (3)                               1.00%          1.78%          0.00%         2.78%         1.03%        1.75%
  AST AIM International Equity                        0.86%          0.24%          0.06%         1.16%          N/A         1.16%
  AST Janus Overseas Growth                           1.00%          0.18%          0.01%         1.19%          N/A         1.19%
  AST American Century International Growth           1.00%          0.27%          0.00%         1.27%          N/A         1.27%
  AST American Century International Growth II        1.00%          0.26%          0.00%         1.26%          N/A         1.26%
  AST MFS Global Equity                               1.00%          0.87%          0.00%         1.87%         0.12%        1.75%
  AST Janus Small-Cap Growth                          0.90%          0.16%          0.01%         1.07%          N/A         1.07%
  AST Scudder Small-Cap Growth                        0.95%          0.16%          0.02%         1.13%          N/A         1.13%
  AST Federated Aggressive Growth (3)                 0.95%          6.27%          0.00%         7.22%         5.87%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.20%          0.00%         1.15%          N/A         1.15%
  AST Gabelli Small-CapValue                          0.90%          0.21%          0.01%         1.12%          N/A         1.12%
  AST Janus Mid-Cap Growth                            1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.16%          0.03%         1.09%          N/A         1.09%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.18%          0.16%         1.24%          N/A         1.24%
  AST Alger All-Cap Growth                            0.95%          0.24%          0.05%         1.24%          N/A         1.24%
  AST Gabelli All-Cap Value (3)                       0.95%          0.64%          0.00%         1.59%         0.14%        1.45%
  AST Kinetics Internet (3)                           1.00%          4.34%          0.00%         5.34%         3.94%        1.40%
  AST T. Rowe Price Natural Resources                 0.90%          0.24%          0.06%         1.20%          N/A         1.20%
  AST Alliance Growth                                 0.90%          0.19%          0.07%         1.16%          N/A         1.16%
  AST MFS Growth                                      0.90%          0.30%          0.00%         1.20%          N/A         1.20%
  AST Marsico Capital Growth                          0.90%          0.14%          0.02%         1.06%         0.02%        1.04%
  AST JanCap Growth                                   0.90%          0.13%          0.01%         1.04%         0.04%        1.00%
  AST Janus Strategic Value (3)                       1.00%          1.41%          0.00%         2.41%         1.06%        1.35%
  AST Alliance/Bernstein Growth + Value (4)           0.90%          0.24%          0.03%         1.17%          N/A         1.17%
  AST Sanford Bernstein Core Value (4)                0.75%          0.24%          0.03%         1.02%          N/A         1.02%
  AST Cohen & Steers Realty                           1.00%          0.22%          0.06%         1.28%          N/A         1.28%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.15%          0.16%         1.06%         0.01%        1.05%
  AST MFS Growth with Income                          0.90%          0.33%          0.00%         1.23%          N/A         1.23%
  AST INVESCO Equity Income                           0.75%          0.17%          0.03%         0.95%         0.01%        0.94%
  AST AIM Balanced                                    0.73%          0.22%          0.00%         0.95%          N/A         0.95%
  AST American Century Strategic Balanced             0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Asset Allocation                  0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Global Bond                       0.80%          0.32%          0.00%         1.12%          N/A         1.12%
  AST Federated High Yield                            0.75%          0.21%          0.00%         0.96%          N/A         0.96%
  AST Lord Abbett Bond-Debenture (3)                  0.80%          2.27%          0.00%         3.07%         1.87%        1.20%
  AST PIMCO Total Return Bond                         0.65%          0.17%          0.00%         0.82%          N/A         0.82%
  AST PIMCO Limited Maturity Bond                     0.65%          0.22%          0.00%         0.87%          N/A         0.87%
  AST Money Market                                    0.50%          0.15%          0.00%         0.65%         0.05%        0.60%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Fund
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.56%           0.00%        1.81%         0.25%        1.56%

Wells Fargo Variable Trust:
  Equity Income                                       0.70%          0.22%          0.25%         1.17%         0.17%        1.00%
  Equity Value                                        0.70%          0.62%          0.25%         1.57%         0.57%        1.00%

Rydex Variable Trust:
  Nova                                                 0.75%         0.67%           0.00%         1.42%          N/A         1.42%
  Ursa                                                0.90%          0.69%           0.00%        1.59%          N/A         1.59%
  OTC                                                 0.75%          0.71%           0.00%        1.46%          N/A         1.46%

INVESCO Variable Investment Funds, Inc.:
  Technology                                           0.72%         0.30%           0.00%         1.02%          N/A         1.02%
  Health Sciences                                      0.75%         0.32%           0.00%         1.07%          N/A         1.07%
  Financial Services                                   0.75%         0.34%           0.00%         1.09%          N/A         1.09%
  Telecommunications                                   0.75%         0.31%           0.00%         1.06%          N/A         1.06%
  Dynamics                                             0.75%         0.34%           0.00%         1.09%          N/A         1.09%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.29%           0.00%         1.16%         0.15%        1.01%
  Omega                                                0.52%         0.16%           0.00%         0.68%          N/A         0.68%
  Special Equity                                       0.92%         0.25%           0.00%         1.17%         0.13%        1.04%

ProFund VP:
  Europe 30                                            0.75%         0.75%           0.25%         1.75%          N/A         1.75%
  UltraSmall-Cap                                       0.75%         1.34%           0.25%         2.34%         0.29%        2.05%
  UltraOTC                                             0.75%         0.75%           0.25%         1.75%          N/A         1.75%
  OTC (5)                                              0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bear (5)                                             0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bull Plus (5)                                        0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Biotechnology (5)                                    0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Energy (5)                                           0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Financial (5)                                        0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Healthcare (5)                                       0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Real Estate (5)                                      0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Technology (5)                                       0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Telecommunications (5)                               0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Utilities (5)                                        0.75%         1.00%           0.25%         2.00%          N/A         2.00%

First Defined Portfolio Fund LLC:
  First Trust(R)10 Uncommon Values                    0.60%          2.47%          0.25%         3.32%         1.95%        1.37%

The Prudential Series Fund, Inc.:
SP Jennison International Growth (6)                  0.85%          0.60%          0.25%         1.70%         0.06%        1.70%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The Investment  Manager of American  Skandia Trust has agreed to reimburse  and/or waive fees for certain  Portfolios until at least April 30, 2002. The caption "Total Annual Fund Operating  Expenses"  reflects the Portfolios' fees and expenses before such waivers and  reimbursements,  while the caption "Net Annual Fund Operating  Expenses"  reflects the effect of such waivers and reimbursements.
2        American  Skandia  Trust (the  "Trust")  adopted a  Distribution  Plan (the  "Distribution  Plan")  under Rule 12b-1 of the
     Investment  Company Act of 1940 to permit an affiliate of the Trust's  Investment  Manager to receive brokerage  commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these  commissions to promote the sale of shares of such  Portfolios.  While the brokerage  commission  rates and amounts paid by the various  Portfolios are not expected to increase as a result of the  Distribution  Plan,  the staff of the  Securities  and Exchange  Commission  takes the position that commission  amounts  received under the  Distribution  Plan should be reflected as  distribution  expenses of the
     Portfolios.  The Distribution Fee estimates are derived and annualized from data regarding  commission  amounts directed to the affiliate  under the  Distribution  Plan for the fiscal year ended  December 31, 2000.  Although  there are no maximum  amounts allowable,  actual commission  amounts directed under the Distribution Plan will vary and the amounts directed during the first full fiscal year  of the Plan's operations may differ substantially from the annualized amounts listed in the above chart.
3        These  Portfolios  commenced  operations  on  October  23,  2000.  "Other  Expenses"  and "12b-1  Fees"  shown are based on estimated amounts for the fiscal year ending December 31, 2001.
4        These  Portfolios  commenced  operations  on May 1, 2001.  "Other  Expenses"  and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2001.
5        These  Portfolios  commenced  operations  on  January  22,  2001.  "Other  Expenses"  and "12b-1  Fees"  shown are based on estimated amounts for the fiscal year ending December 31, 2001.
6        This  Portfolio  commenced  operations on April 15, 2001.  "Other  Expenses" are based on estimated  amounts for the fiscal year ending  December  31, 2001 and  include a 0.15%  Administration  Fee.  The 0.06% fee waiver and expense  reimbursement  is currently  in effect but may be  eliminated.  Therefore,  the Expense  Examples  reflect the Total Annual  Portfolio  Operating
     Expenses, not the Net Annual Portfolio Operating Expenses.

EXPENSE EXAMPLES
These  examples  are  designed to assist you in  understanding  the various  costs and expenses you will incur with the Annuity over certain periods of time based on specific  assumptions.  The examples reflect expenses of our Sub-accounts,  as well as those of the underlying mutual fund portfolios.  The Securities and Exchange Commission ("SEC") requires these examples.

The examples shown assume that: (a) you only allocate  Account Value in the  Sub-accounts;  (b) the Insurance  Charge is assessed as
1.40% per year; (c) the Annual  Maintenance Fee is reflected as a charge equal to 0.05% based on an assumed  average  contract size;
(d) you make no withdrawals  of Account Value during the period shown;  (e) you make no transfers,  withdrawals,  surrender or other transactions  that we charge a fee during the period shown;  (f) no tax charge applies;  and (g) the expenses  throughout the period for the underlying  mutual fund portfolios will be the "Net Annual Fund Operating  Expenses," as shown above in the section entitled
"Underlying Mutual Fund Portfolio Annual Expenses".

These  examples do not reflect the charge for either  optional  Death  Benefit that is offered  under the Annuity or the  Guaranteed
Return  Option.  If you purchase the Annuity with either  optional Death Benefit or the  Guaranteed  Return  Option,  this charge is deducted  on an annual  basis in arrears in addition to the  amounts  shown  below.  Please see the example of how we charge for the optional Death Benefits and the Guaranteed Return Option following these tables.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE EXPENSES OF THE UNDERLYING
MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

----------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                 (amounts shown are rounded to the nearest dollar)
----------------------------------------------------------------------------------------------------------------------------------------

                                       -------------------------------------
                                       There  is  no  Contingent   Deferred
                                       Sales    Charge   on    withdrawals.
                                       Therefore,   whether   or  not   you
                                       surrender  your  Annuity  at the end
                                       of the  applicable  time  period  or
                                       begin  taking  annuity  payments  at
                                       such   time,   you   would  pay  the
                                       following   expenses   on  a  $1,000
                                       investment,   assuming   5%   annual
                                       return on assets:

                                       -------------------------------------

After:
--------------------------------------------------------------------------------------
-------------------------------------------- --------- ---------- --------- ----------
Sub-Account:                                 1 Year    3 Years    5 Years   10 Years
--------------------------------------------
-------------------------------------------- --------- ---------- --------- ----------

AST Founders Passport                           29        88        150        316
AST Scudder Japan                               33        100       169        352
AST AIM International Equity                    27        82        139        294
AST Janus Overseas Growth                       27        82        140        297
AST American Century International Growth       28        85        145        306
AST American Century  International  Growth     28        85        144        304
II
AST MFS Global Equity                           33        100       169        352
AST Janus Small-Cap Growth                      26        79        134        285
AST Scudder Small-Cap Growth                    26        80        137        290
AST Federated Aggressive Growth                 28        87        148        313
AST Goldman Sachs Small-Cap Value               26        81        138        293
AST Gabelli Small-Cap Value                     26        80        137        290
AST Janus Mid-Cap Growth                        28        85        145        307
-------------------------------------------- --------- ---------- --------- ----------

After:
--------------------------------------------------------------------------------------
-------------------------------------------- --------- ---------- --------- ----------
Sub-Account:                                 1 Year    3 Years    5 Years   10 Years
-------------------------------------------- --------- ---------- --------- ----------

AST Neuberger Berman Mid-Cap Growth             26        79        135        287
AST Neuberger Berman Mid-Cap Value              27        84        143        302
AST Alger All-Cap Growth                        27        84        143        302
AST Gabelli All-Cap Value                       30        91        154        323
AST Kinetics Internet                           29        89        151        318
AST T. Rowe Price Natural Resources             27        83        141        298
AST Alliance Growth                             27        82        139        294
AST MFS Growth                                  27        83        141        298
AST Marsico Capital Growth                      25        78        133        282
AST JanCap Growth                               25        76        130        277
AST Janus Strategic Value                       28        87        148        313
AST Alliance/Bernstein Growth + Value           27        82        139        295
AST Sanford Bernstein Core Value                25        77        132        280
AST Cohen & Steers Realty                       28        85        145        307
AST Sanford Bernstein Managed Index 500         23        70        120        257
AST American Century Income & Growth            24        75        128        272
AST Alliance Growth and Income                  25        78        133        283
AST MFS Growth with Income                      27        83        142        300
AST INVESCO Equity Income                       24        75        128        272
AST AIM Balanced                                24        75        128        273
AST American Century Strategic Balanced         26        80        136        288
AST T. Rowe Price Asset Allocation              26        79        135        287
AST T. Rowe Price Global Bond                   26        80        137        290
AST Federated High Yield                        24        75        128        274
AST Lord Abbett Bond-Debenture                  27        83        141        298
AST PIMCO Total Return Bond                     23        71        122        260
AST PIMCO Limited Maturity Bond                 24        73        124        265
AST Money Market                                21        64        110        237

MV Emerging Markets                             31        94        159        333

WFVT Equity Income                              25        76        130        277
WFVT Equity Value                               25        76        130        277

Rydex Nova                                      29        89        152        320
Rydex Ursa                                      31        94        160        335
Rydex OTC                                       30        91        154        324

INVESCO VIF Technology                          25        77        132        280
INVESCO VIF Health Sciences                     26        79        134        285
INVESCO VIF Financial Services                  26        79        135        287
INVESCO VIF Telecommunications                  26        79        134        284
INVESCO VIF Dynamics                            26        79        135        287

Evergreen VA Global Leaders                     25        77        131        279
Evergreen VA Omega                              22        67        114        245
Evergreen VA Special Equity                     25        78        133        282

ProFund VP Europe 30                            33        100       169        352
ProFund VP UltraSmall-Cap                       36        109       184        380
ProFund VP UltraOTC                             33        100       169        352
ProFund VP OTC                                  35        106       179        370
ProFund VP Bear                                 35        106       179        370
ProFund VP Bull Plus                            35        106       179        370
ProFund VP Biotechnology                        35        107       181        375
ProFund VP Energy                               35        107       181        375
ProFund VP Financial                            35        107       181        375
-------------------------------------------- --------- ---------- --------- ----------

After:
--------------------------------------------------------------------------------------
-------------------------------------------- --------- ---------- --------- ----------
Sub-Account:                                 1 Year    3 Years    5 Years   10 Years
-------------------------------------------- --------- ---------- --------- ----------

ProFund VP Healthcare                           35        107       181        375
ProFund VP Real Estate                          35        107       181        375
ProFund VP Technology                           35        107       181        375
ProFund VP Telecommunications                   35        107       181        375
ProFund VP Utilities                            35        107       181        375

First Trust(R)10 Uncommon Values                 29        88        149        314

SP Jennison International Growth                32        98        166        346
-------------------------------------------- --------- ---------- --------- ----------

Expenses For Optional Benefits

Guaranteed Return Option
If you elect to  participate  in the  Guaranteed  Return Option  program,  an annual charge of 0.25% is deducted from your Annuity's
Account  Value.  The charge will be based on the Account  Value of the  Sub-accounts  and any Fixed  Allocations  as of the date the charge is deducted.  Below is an example of how the charge for the Optional Death Benefit is calculated.

Initial Purchase Payment:           $10,000
Account Value on
  Anniversary of Issue Date:        $12,500

Cost of Optional Death Benefit      0.25% X $12,500 = $31.25 per year

Enhanced Beneficiary Protection Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, an annual charge of 0.25% is deducted from your
Annuity's Account Value. The charge will be based on the Account Value of the Sub-accounts and any Fixed Allocations as of the date the charge is deducted.  Below is an example of how the charge for the Optional Death Benefit is calculated.

Initial Purchase Payment:           $10,000
Account Value on
  Anniversary of Issue Date:        $12,500

Cost of Optional Death Benefit      0.25% X $12,500 = $31.25 per year

Since charges for the Optional Death Benefit are determined based on a percentage of Account Value, you will pay more for this benefit if your Account Value increases.  The value of the Optional Death Benefit will also increase as the Account Value
increases.    However, the Optional Death Benefit is also subject to a maximum benefit.  See the section entitled "Optional Death
Benefits" for a description of the Enhanced Beneficiary Protection Optional Death Benefit.

Guaranteed Minimum Death Benefit
If you purchase the Guaranteed Minimum Death Benefit, an annual charge of 0.35% is deducted from your Annuity's Account Value.
The charge will be based on the current Death Benefit under the Guaranteed Minimum Death Benefit as of the date the charge is deducted.  Below is an example of how the charge for the Guaranteed Minimum Death Benefit is calculated.

Initial Purchase Payment:           $10,000
Account Value on
  Anniversary of Issue Date:        $12,500
Current Death Benefit:              $13,000

Cost of Optional Death Benefit      0.35% X Current Death Benefit = $45.50 per year

The charge for optional Death Benefits is deducted in addition to the Insurance Charge which is deducted on a daily basis from the
Account Value allocated to the Sub-accounts.  The charge for the optional Death Benefits is deducted in arrears on each anniversary of the Issue Date of the Annuity or, if you terminate the optional Death Benefit or surrender your Annuity, on the date the termination or surrender is effective.

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment  option is a Class 1 Sub-account of American  Skandia Life Assurance  Corporation  Variable Account B (see
"What are Separate  Accounts" for more detailed  information.)  Each Sub-account  invests  exclusively in one Portfolio.  You should carefully  read the  prospectus  for any  Portfolio  in  which  you are  interested.  The  following  chart  classifies  each of the
Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The chart  also  provides a description of each Portfolio's  investment  objective (in italics) and a short, summary description of their key policies to assist you in determining  which  Portfolios  may be of interest to you.  There is no guarantee  that any underlying  mutual fund portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the description.  Those portfolios whose name includes the prefix "AST" are portfolios of American  Skandia Trust.  The investment  manager for AST is American  Skandia  Investment  Services,
Incorporated  ("ASISI"),  an affiliated company of American Skandia.  However, a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

Some of the Portfolios  available as  Sub-accounts  under the Annuity are managed by the same portfolio  advisor or sub-advisor as a retail  mutual fund that the Portfolio may have been modeled after at the  Portfolio's  inception.  Certain  retail mutual funds may also have been modeled after a Portfolio.  While the investment  objective and policies of the funds may be  substantially  similar, the actual  investments  made by the funds will  differ to  varying  degrees.  Differences  in the  performance  of the funds can be expected,  and in some cases could be substantial.  Details about the investment objectives,  policies,  risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds.

========================================================================================================================================
Effective  January 19, 2000, the AST Janus Small-Cap Growth portfolio is no longer offered as a Sub-account  under the Annuity.  Owners of Contracts  issued on or before  January 18, 2000 may not allocate  additional  Account  Value or make  transfers  into the AST Janus
Small-Cap Growth Sub-account,  except that, Owners who had previously elected a bank drafting, dollar cost averaging,  asset allocation and/or rebalancing  program will be allowed to continue.  However,  no changes involving the AST Janus Small-Cap Growth Sub-account may be made to such programs.

Effective March 1, 2000, the AST Janus Overseas  Growth  portfolio is no longer offered as a Sub-account  under the Annuity,  except as noted below.  Owners of Contracts  issued on or before  February 29, 2000 with Account Value allocated to the AST Janus Overseas Growth
Sub-account  may continue to allocate  Account Value and make transfers into the AST Janus Overseas Growth  Sub-account,  including any bank drafting,  dollar cost averaging,  asset allocation and rebalancing programs.  Contracts issued on or after March 1, 2000 will not be allowed to allocate Account Value to the AST Janus Overseas Growth Sub-account.

The Portfolios may be offered as a Sub-account to Contract Owners at some future date;  however,  at the present time, American Skandia has no intention to do so.
========================================================================================================================================

====================================================================================================================================
Effective  March 16, 2001,  the Nova,  Ursa and OTC  portfolios of Rydex  Variable  Trust will no longer be offered as  Sub-accounts under the Annuity.  Owners of Annuity  contracts  issued on or after March 16, 2001 will not be allowed to allocate Account Value to the Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Annuity  contracts issued before March 16,
2001,  and/or  their  authorized  financial  professionals,  will no longer be able to  allocate  additional  Account  Value or make transfers  into  the  Rydex  Nova,  Rydex  Ursa or Rydex  OTC  Sub-accounts.  Contract  Owners  and/or  their  authorized  financial professionals  who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer  Account Value into the Rydex  Sub-accounts at a later date. Bank drafting,  dollar cost  averaging,  asset  allocation and rebalancing  programs  that were  effective on or before March 16, 2001 and included one or more of the Rydex  Sub-accounts  will be allowed to continue.  However, no changes involving the Rydex Sub-accounts may be made to such programs.
====================================================================================================================================

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The
   MONEY MARKET     Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average       J. P. Morgan
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective  Investment Management
                    maturities of not more than 397 days.                                                                     Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital appreciation  to produce a high total return.  The Portfolio  pursues its objective by normally investing in high yield and  investment  grade debt  securities,  securities  convertible  into common stock and preferred stocks. Under normal  circumstances,  the Portfolio invests at least
                    65% of its total assets in fixed income  securities  of various  types.  The Portfolio may find good value in high yield securities,  sometimes called "lower-rated bonds" or "junk bonds," and
                    frequently  may have more than half of its assets  invested in those  securities.  At least 20%    Lord, Abbett & Co.
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to
       BOND         maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation
                    of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 65% of its assets in lower-rated  corporate fixed income  securities  ("junk bonds").  These fixed income securities
 HIGH YIELD BOND    may include preferred stocks,  convertible  securities,  bonds,  debentures,  notes,  equipment   Federated Investment
                    lease  certificates  and  equipment  trust  certificates.  A fund  that  invests  primarily  in        Counseling
                    lower-rated  fixed  income  securities  will  be  subject  to  greater  risk  and  share  price fluctuation  than a typical fixed income fund,  and may be subject to an amount of risk that is comparable to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Global Bond (f/k/a AST T. Rowe Price  International  Bond):  seeks to provide high  current  income  and  capital  growth  by  investing  in  high-quality  foreign  and U.S.
                    government  bonds.  The Portfolio  will invest at least 65% of its total assets in bonds issued or guaranteed by the U.S. or foreign governments or their agencies and by foreign  authorities, provinces and municipalities.  Corporate bonds, mortgage- and asset-backed  securities may also be purchased.  The Sub-advisor  bases its investment  decisions on fundamental  market factors,
   GLOBAL BOND      currency trends,  and credit quality.  The Portfolio  generally  invests in countries where the      T. Rowe Price
                    combination of fixed-income returns and currency exchange rates appears attractive,  or, if the   International, Inc.
                    currency trend is  unfavorable,  where the  Sub-advisor  believes that the currency risk can be minimized  through  hedging.  The  Portfolio  may also  invest  up to 20% of its  assets in the aggregate  in  below  investment-grade,  high-risk  bonds  ("junk  bonds").  In  addition,  the
                    Portfolio may invest up to 30% of its assets in mortgage-backed  (including  derivatives,  such as  collateralized  mortgage  obligations and stripped  mortgage  securities) and  asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally
ASSET ALLOCA-TION   invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income
                    securities.  The Sub-advisor  concentrates common stock investments in larger, more established      T. Rowe Price
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth     Associates, Inc.
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST AIM Balanced:  seeks to provide a well-diversified  portfolio of stocks and bonds that will produce both capital growth and current  income.  The Portfolio  attempts to meet its objective
                    by  investing,  normally,  a minimum of 30% and a maximum of 70% of its total  assets in equity      A I M Capital
                    securities  and a minimum  of 30% and a maximum of 70% of its total  assets in  non-convertible     Management, Inc.
                    debt  securities.  The  Sub-advisor  will primarily  purchase  equity  securities for growth of capital and debt securities for income purposes.
     BALANCED

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
                    equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST INVESCO  Equity  Income:  seeks capital  growth and current  income while  following  sound investment  practices.  The Portfolio seeks to achieve its objective by investing in securities
                    that are expected to produce  relatively high levels of income and consistent,  stable returns.   INVESCO Funds Group,
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and           Inc.
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be invested in equity securities that do not pay regular dividends.
  EQUITY INCOME
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, high-quality  domestic  companies with  above-average  return potential based on current market
                    valuations and above-average  dividend income.  Under normal market  conditions,  the Portfolio    Wells Fargo Funds
                    invests at least 65% of its total assets in income  producing  equity  securities and in issues     Management, LLC
                    of companies with market capitalizations greater than the median of the Russell 1000 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  Alliance  Growth and Income  (f/k/a AST Lord Abbett  Growth and Income):  seeks  long-term growth of capital and income while attempting to avoid excessive  fluctuations in market value.
                    The Portfolio  normally will invest in common stocks (and  securities  convertible  into common
                    stocks). The Sub-advisor will take a value-oriented  approach,  in that it will try to keep the     Alliance Capital
                    Portfolio's  assets  invested  in  securities  that are  selling at  reasonable  valuations  in     Management, L.P.
                    relation to their fundamental  business prospects.  The stocks that the Portfolio will normally
      GROWTH        invest in are those of seasoned  companies that are expected to show  above-average  growth and
        &           that the Sub-advisor believes are in sound financial condition.
      INCOME

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
                    growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
                    potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
                    with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with Income:  seeks reasonable  current income and long-term  capital growth and income.  Under  normal  market  conditions,  the  Portfolio  invests  at least 65% of its total
      GROWTH        assets  in  common  stocks  and  related  securities,  such as  preferred  stocks,  convertible      Massachusetts
        &           securities and depositary  receipts.  The stocks in which the Portfolio  invests generally will    Financial Services
      INCOME        pay  dividends.  While the  Portfolio  may  invest in  companies  of any  size,  the  Portfolio         Company
     (Cont.)        generally  focuses  on  companies  with  larger  market  capitalizations  that the  Sub-advisor believes have  sustainable  growth  prospects and  attractive  valuations  based on current and expected  earnings  or cash  flow.  The  Portfolio  may  invest up to 20% of its net  assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately
   REAL ESTATE      equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio
      (REIT)        will invest  substantially all of its assets in the equity securities of real estate companies,      Cohen & Steers
                    i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction,   Capital Management,
                    financing,  management  or sale of real  estate or that has at least 50% of its  assets in real           Inc.
                    estate. Real estate companies may include real estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST  Sanford  Bernstein  Managed  Index  500:  seeks to  outperform  the  Standard & Poor's 500
                    Composite  Stock Price Index (the "S&P 500(R)")  through stock  selection  resulting in different weightings of common stocks relative to the index.  The Portfolio will invest  primarily in the common  stocks of companies  included in the S&P 500(R).  In seeking to  outperform  the S&P 500, the  Sub-advisor  starts  with a  portfolio  of stocks  representative  of the  holdings of the
  MANAGED INDEX     index.  It then uses a set of fundamental  quantitative  criteria that are designed to indicate   Sanford C. Bernstein
                    whether a particular  stock will  predictably  perform  better or worse than the S&P 500. Based        & Co., LLC
                    on these  criteria,  the  Sub-advisor  determines  whether the  Portfolio  should  over-weight, under-weight or hold a neutral  position in the stock relative to the proportion of the S&P 500 that the stock  represents.  In addition,  the Sub-advisor also may determine that based on the quantitative  criteria,  certain equity  securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the  Russell  1000 Index (the  "Russell  1000").  The Russell  1000 is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.     Alliance Capital
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35     Management, L.P.
                    companies  primarily from the Russell 1000 Growth Index  constituting  approximately 50% of the
                    Portfolio's  net  assets and 35-50  companies  primarily  from the  Russell  1000  Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic
    LARGE CAP       rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to
      EQUITY        maintain the approximately equal allocation.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected,
                    high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.     Alliance Capital
                    Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Management, L.P.
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST JanCap Growth:  seeks growth of capital in a manner  consistent  with the  preservation  of capital.  Realization of income is not a significant  investment  consideration  and any income realized on the  Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's
                    objective.  The Portfolio will pursue its objective by investing  primarily in common stocks of      Janus Capital
                    companies that the Sub-advisor  believes are  experiencing  favorable demand for their products       Corporation
                    and services,  and which operate in a favorable  competitive  and regulatory  environment.  The
                    Sub-advisor  generally takes a "bottom up" approach to choosing  investments for the Portfolio.
                    In other words,  the Sub-advisor  seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.

    LARGE CAP
      EQUITY
     (Cont.)

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Strategic  Value:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective by investing  primarily in common stocks with the  potential for long-term  growth of capital using a "value" approach.  This value approach emphasizes  investments in companies the
                    Sub-advisor believes are undervalued  relative to their intrinsic worth.  Realization of income      Janus Capital
                    is not a significant  consideration when choosing investments for the Portfolio.  The Portfolio       Corporation
                    will  generally  focus on the  securities of larger  companies,  however,  it may invest in the securities of smaller  companies,  including  start-up  companies offering emerging products or services.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments
                    for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis     Marsico Capital
                    with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and     Management, LLC
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large. This is called "bottom up" stock selection.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,      Massachusetts
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other
                    things, the Portfolio seeks to identify compelling buying opportunities  created when companies   Sanford C. Bernstein
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even        & Co., LLC
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in
      ALL-CAP       the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies        Fred Alger
      EQUITY        of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on     Management, Inc.
                    the Sub-advisor's assessment of particular companies and market conditions.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or  GAMCO Investors, Inc.
      EQUITY        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular
      (Cont.)       companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus Mid-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in common stocks,  selected for their growth  potential,  and normally invests at least 65% of its
                    equity  assets  in  medium-sized  companies.  For  purposes  of  the  Portfolio,   medium-sized
                    companies  are those whose market  capitalizations  (measured at the time of  investment)  fall      Janus Capital
                    within the range of  companies  in the  Standard & Poor's  MidCap  400 Index.  The  Sub-advisor       Corporation
                    seeks  to  identify  individual  companies  with  earnings  growth  potential  that  may not be recognized by the market at large.

  MID-CAP EQUITY
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Growth:  seeks capital growth. The Portfolio  primarily invests in
                    the common stocks of mid-cap  companies,  i.e.,  companies  with equity market  capitalizations     Neuberger Berman
                    from $300 million to $10 billion at the time of investment.  The Portfolio is normally  managed        Management
                    using a growth-oriented  investment approach.  The Sub-advisor looks for fast-growing companies       Incorporated
                    that are in new or rapidly evolving industries.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Value:  seeks capital growth.  The Portfolio  primarily invests in the  common  stocks of  mid-cap  companies.  Under the  Portfolio's  value-oriented  investment
                    approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued     Neuberger Berman
                    and that may rise in price  before  other  investors  realize  their  worth.  Factors  that the        Management
                    Sub-advisor may use to identify these companies  include strong  fundamentals,  including a low       Incorporated
                    price-to-earnings  ratio,  consistent cash flow, and a sound track record through all phases of the market cycle.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Omega:  seeks maximum capital growth.  The Portfolio  invests  primarily in common
                    stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market   Evergreen Investment
                    capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the   Management Company,
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market           LLC
                    conditions,  business  developments  and  economic  trends.  During  this review  process,  the     (f/k/a Evergreen
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than  Investment Management
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead         Company)
                    to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may also invest up to 25% of its assets in foreign securities.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds -  Dynamics:  seek  capital  appreciation.  The  Portfolio
                    invests   primarily  in  common  stocks  of  mid-size  U.S.   companies  -  those  with  market
                    capitalizations  between $2 billion  and $15 billion at the time of purchase - but also has the flexibility to invest in other types of securities,  including  preferred  stocks,  convertible
                    securities  and bonds.  The core of the  Portfolio's  portfolio  is invested in  securities  of   INVESCO Funds Group,
                    established  companies  that are leaders in attractive  growth markets with a history of strong           Inc.
                    returns.  The  remainder of the  Portfolio  is invested in  securities  that show  accelerating growth,  driven by product cycles,  favorable  industry or sector  conditions and other factors that will lead to rapid sales and earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Equity Value:  seeks long-term capital  appreciation.  The Portfolio pursues its objective by investing in a  diversified  portfolio  composed  primarily  of equity  securities  that are
  MID-CAP EQUITY    trading at low  price-to-earnings  ratios,  as measured  against the stock market as a whole or
      (Cont.)       against  the  individual  stock's  own price  history.  Under  normal  market  conditions,  the    Wells Fargo Funds
                    Portfolio  invests  primarily in common  stocks of both large,  well-established  companies and     Management, LLC
                    smaller  companies  with market  capitalization  exceeding $50 million at the time of purchase.
                    The Portfolio may also invest in debt  instruments that may be converted into the common stocks of both U.S. and foreign companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Although investments in securities of smaller companies are generally  considered to offer greater opportunity for appreciation,  they also involve  greater risk of  depreciation  than  securities of larger  companies.  Smaller  companies may lack depth of management,  financial resources,  or they may be  developing  or  marketing  products or services  for which there is not an  established  market.  Additionally, smaller  companies  normally have fewer shares  outstanding and trade less frequently than large  companies.  Therefore,  the securities of smaller companies may be subject to wider price fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing  in equity  securities  of companies  offering  superior  prospects  for earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller
                    companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Federated Investment
                    Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's        Counseling
                    strategies with respect to security analysis,  market  capitalization and sector allocation are designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly above those of the S&P 500 Index.

    SMALL CAP
      EQUITY
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  Small-Cap  Value (f/k/a AST T. Rowe Price Small Company  Value):  seeks to provide long-term capital growth by investing primarily in  small-capitalization  stocks that appear to be  undervalued.  The Portfolio will normally invest at least 65% of its total assets in stocks
                    and   equity-related   securities   of  small   companies   ($1   billion  or  less  in  market          GAMCO
                    capitalization).  Reflecting a value approach to investing,  the Portfolio will seek the stocks     Investors, Inc.
                    of companies  whose current stock prices do not appear to adequately  reflect their  underlying value as measured by assets, earnings, cash flow or business franchises.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman  Sachs  Small-Cap  Value (f/k/a AST Lord Abbett Small Cap Value):  seeks  long-term capital  appreciation.  The Portfolio will seek its objective through investments  primarily in equity  securities  that are  believed to be  undervalued  in the  marketplace.  The  Portfolio
                    primarily  seeks  companies  that  are  small-sized,  based on the  value of their  outstanding   Goldman Sachs Asset
                    stock. Specifically,  under normal circumstances,  at least 65% of the Portfolio's total assets        Management
                    will be invested in common stocks issued by smaller,  less  well-known  companies  (with market capitalizations of less than $4 billion at the time of investment).
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Small-Cap  Growth:  seeks capital  growth.  The  Portfolio  pursues its objective by normally  investing  at least  65% of its  total  assets in the  common  stocks of  small-sized
                    companies,  i.e.,  those that have market  capitalizations  of less than $1.5 billion or annual      Janus Capital
                    gross revenues of less than $500 million.                                                             Corporation
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Scudder  Small-Cap  Growth (f/k/a AST Kemper  Small-Cap  Growth):  seeks maximum  growth of investors' capital from a portfolio  primarily of growth stocks of smaller companies.  At least
                    65% of the  Portfolio's  total assets  normally  will be invested in the equity  securities  of
                    smaller  companies,  i.e.,  those having a market  capitalization  of $2 billion or less at the      Zurich Scudder
                    time of  investment,  many of which  would be in the early  stages  of their  life  cycle.  The    Investments, Inc.
                    Portfolio seeks  attractive  areas for investment that arise from factors such as technological advances, new marketing methods, and changes in the economy and population.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  strives to provide a return   Evergreen Investment
                    greater  than  broad  stock  market  indices  such  as the  Russell  2000  Index  by  investing   Management Company,
                    principally  in a diversified  portfolio of common stocks of U.S.  companies.  The  Portfolio's           LLC
                    investment  adviser  principally  chooses  companies which it expects will experience growth in     (f/k/a Meridian
                    earnings  and price,  and which have small market  capitalizations  (up to $1.5  billion).  The   Investment Company)
                    Portfolio may purchase stocks in initial public offerings (IPOs).
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital  growth.  Under normal market  conditions,  the Portfolio invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as
                    preferred stock,  convertible  securities and depositary receipts,  of U.S. and foreign issuers      Massachusetts
                    (including  issuers  in  developing  countries).  The  Portfolio  generally  seeks to  purchase    Financial Services
                    securities of companies with relatively large market capitalizations  relative to the market in         Company
                    which they are traded.
  GLOBAL EQUITY
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and   Evergreen Investment
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized   Management Company,
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the           LLC
                    U.S.,  but may invest more than 25% of its total assets in one country.  The Portfolio  invests     (f/k/a Evergreen
                    only in the  best  100  companies,  which  are  selected  by the  investment  advisor  based on     Asset Management
                    qualitative  and  quantitative  criteria  such as high  return on equity,  consistent  earnings          Corp.)
                    growth and established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
Investments in securities of foreign issuers may involve risks that are not present with domestic  investments.  Some of these risks may be fluctuations in currency exchange rates, less liquid and more volatile  securities  markets,  unstable  political and economic  structures, reduced  availability of public information and lack of uniform financial  reporting and regulatory  practices compared to those that apply to U.S. issuers.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST AIM International  Equity:  seeks capital growth. The Portfolio seeks to meet its objective by investing,  normally,  at least 70% of its assets in marketable equity securities of foreign
                    companies that are listed on a recognized  foreign  securities  exchange or traded in a foreign      A I M Capital
                    over-the-counter  market.  The Portfolio will normally  invest in a diversified  portfolio that     Management, Inc.
                    includes  companies  from at least  four  countries  outside  the  United  States,  emphasizing countries of Western Europe and the Pacific Basin.

  INTER-NATIONAL
      EQUITY

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to achieve its  investment  objective  by  investing  primarily  in equity  securities  of foreign companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal
                    conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of     American Century
                    issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a        Investment
                    growth  investment  strategy it developed  that looks for  companies  with earnings and revenue     Management, Inc.
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment selections,  including the prospects for relative  economic  growth among countries or regions, economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations and tax considerations.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST American Century International Growth II: The investment  objective,  policies and risks of     American Century
                    the Portfolio are  substantially  identical to those of the AST American Century  International        Investment
                    Growth Portfolio as described immediately above.                                                    Management, Inc.

                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Founders  Passport:  seeks capital  growth.  The Portfolio  normally  invests  primarily in equity  securities  issued by foreign  companies  that have  market  capitalizations  or annual
                    revenues  of  $1.5  billion  or  less.  These  securities  may  represent   companies  in  both
                    established  and  emerging  economies  throughout  the world.  At least 65% of the  Portfolio's      Founders Asset
                    total assets  normally will be invested in foreign  securities  representing a minimum of three      Management LLC
                    countries.  Foreign  securities  are  generally  considered  to involve more risk than those of
                    U.S.  companies,  and  securities of smaller  companies are generally  considered to be riskier than those of larger companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Overseas  Growth:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective  primarily  through  investments  in common  stocks  of  issuers  from at least  five
                    different  countries,  excluding the United States.  Securities are generally  selected without      Janus Capital
                    regard to any defined allocation among countries,  geographic  regions or industry sectors,  or       Corporation
                    other similar selection procedure.

  INTER-NATIONAL
      EQUITY
     (Cont.)

                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Scudder  Japan:  seeks  long-term  capital  growth.  The Portfolio  pursues its  investment objective  by  investing  at least 80% of net assets in Japanese  securities  (those  issued by
                    Japan-based  companies  or their  affiliates,  or by any company that derives more than half of      Scudder Kemper
                    its revenues from Japan).  The Portfolio may invest in stocks of any size,  including up to 30%    Investments, Inc.
                    of its net  assets in  smaller  companies  that are traded  over-the-counter.  The  Portfolio's focus on a single  country could give rise to increased  risk, as the  Portfolio's  investments will not be diversified among countries having varying characteristics and market performance.
                    ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Europe 30: seeks daily  investment  results that  correspond to the  performance  of the ProFunds Europe 30 Index.  The ProFunds Europe 30 Index,  created by ProFund  Advisors,  is
                    composed of 30 European  companies  whose  securities  are traded on U.S.  exchanges  or on the   ProFund Advisors LLC
                    NASDAQ as ADRs with the highest market capitalization, as determined annually.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in        Prudential
                    value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large     Investments Fund
                    and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at     Management, LLC/
                    least 65% of its total  assets in common  stock of foreign  companies  operating or based in at   Jennison Associates
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose           LLC
                    earnings are growing at a faster rate than other companies and that have  above-average  actual and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational characteristics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under
                    normal  conditions  by investing at least 65% of its total assets in stocks of companies of any     Montgomery Asset
 EMERGING MARKETS   size based in the world's  developing  economies.  Under  normal  conditions,  investments  are     Management, LLC
                    maintained  in at least six  countries at all times and no more than 35% of total assets in any single one of them.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Sector funds generally  diversify their  investments  across  particular  economic  sectors or a single  industry.  However,  because those investments  are limited to a  comparatively  narrow  segment of the economy,  the  Portfolios  are generally not as  diversified  as other
Portfolios.  Sector  funds tend to be more  volatile  than other types of funds.  The value of fund shares may go up and down more  rapidly than other funds. Each sector of the economy may also have different  regulatory or other risk factors that can cause greater  fluctuations in the share price.  Please read the  prospectus for the  Portfolios  for further  details about the risks of the particular  sector of the economy.  Each  ProFunds  VP sector  Portfolio  will  concentrate  its  investments  in a  particular  industry or group of  industries  to approximately the same extent the applicable Index is so concentrated.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Kinetics  Internet:  seeks long-term  growth of capital.  Under normal  circumstances,  the
                    Portfolio  invests at least 65% of its total assets in common stocks,  convertible  securities, warrants and other equity  securities  having the  characteristics  of common  stocks,  such as
                    American Depositary  Receipts and International  Depositary  Receipts,  of domestic and foreign
                    companies  that  are  engaged  in  the  Internet  and  Internet-related  activities.  Portfolio      Kinetics Asset
      SECTOR        securities  will be  selected  by the  Sub-advisor  from  companies  that  are  engaged  in the     Management, Inc.
                    development of hardware, software and telecommunications  solutions that enable the transaction of business on the Internet by  individuals  and  companies,  as well as  companies  that offer products and services  primarily via the Internet.  The Portfolio seeks to invest in the equity securities  of  companies  whose  research and  development  efforts may result in higher stock values.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals,  and forest  products) and other basic  commodities.  The Portfolio  normally
                    invests  primarily (at least 65% of its total assets) in the common stocks of natural  resource      T. Rowe Price
                    companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The     Associates, Inc.
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior exploration programs and production facilities, and the potential to accumulate new resources.

      SECTOR
     (Cont.)

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The
                    Portfolio  invests  primarily in the equity  securities of companies  involved in the financial services sector.  These companies include,  among others,  banks (regional and  money-centers),
                    insurance  companies  (life,  property  and  casualty,  and  multiline),   and  investment  and   INVESCO Funds Group,
                    miscellaneous   industries   (asset  managers,   brokerage   firms,  and   government-sponsored           Inc.
                    agencies).  The investment  advisor seeks  companies  which it believes can grow their revenues and  earnings  in a variety of  interest  rate  environments  - although  securities  prices of financial services companies generally are interest rate-sensitive.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The
                    Portfolio  invests  primarily in the equity  securities of companies  that develop,  produce or distribute  products or services related to health care. These companies  include,  but are not
                    limited to,  medical  equipment  or  supplies,  pharmaceuticals,  health care  facilities,  and   INVESCO Funds Group,
                    applied research and development of new products or services.  The investment  advisor attempts           Inc.
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care companies, which have new products or are increasing their market share of existing products.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio invests  primarily  in  the  equity  securities  of  companies  engaged  in  technology-related industries.  These include,  but are not limited to,  communications,  computers,  electronics,
                    Internet, IT services and consulting,  oceanography, office and factory automation, networking,
                    applied  technology,  biotechnology,  robotics  and video.  A core  portion of the  Portfolio's   INVESCO Funds Group,
                    holdings are invested in  market-leading  technology  companies  which the  investment  advisor           Inc.
                    believes  will  maintain  or  improve  their  market  share   regardless  of  overall  economic
                    conditions.  The  remainder  of  the  Portfolio's  holdings  consist  of  faster-growing,  more volatile  technology  companies which the investment advisor believes to be emerging leaders in their fields.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The
                    Portfolio  invests  primarily in the equity  securities  of  companies  that are engaged in the design,  development,  manufacture,  distribution,  or  sale  of  communications  services  and
                    equipment,  and  companies  that are  involved  in  supplying  equipment  or  services  to such   INVESCO Funds Group,
                    companies.  The  telecommunications  sector includes  companies that offer telephone  services,           Inc.
                    wireless   communications,   satellite   communications,   television  and  movie  programming,
                    broadcasting  and Internet access.  Normally,  the Portfolio will invest primarily in companies located in at least three different  countries,  although U.S.  issuers will often dominate the holdings.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Biotechnology:  seeks  daily  investment  results  that  correspond  to the  daily performance  of the Dow Jones  U.S.  Biotechnology  Index  ("Index").  The Index  measures  the performance  of the  biotechnology  sector of the U.S.  equity  market.  The Portfolio  invests
                    primarily in equity  securities of, or in instruments that provide  exposure to,  biotechnology   ProFund Advisors LLC
                    companies engaged in genetic research,  and/or the marketing and development of recombinant DNA products.  Companies  represented in this sector may include companies that may be newly formed and that have relatively small market capitalizations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Energy:  seeks daily investment  results that correspond to the daily performance of the Dow Jones U.S.  Energy Sector Index  ("Index").  The Index measures the  performance of the
                    energy sector of the U.S. equity market.  The Portfolio  invests primarily in equity securities   ProFund Advisors LLC
                    of, or in instruments  that provide  exposure to, energy  companies  engaged in the business of oil equipment and services, oil-major, oil-secondary and pipelines.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Financial:  seeks daily investment  results that correspond to the daily performance of the Dow Jones U.S.  Financial Sector Index ("Index").  The Index measures the performance of the financial  economic sector of the U.S. equity market.  The Portfolio  invests  primarily in equity  securities  of,  or  in  instruments  that  provide  exposure  to,  financial  services
                    companies,  including regional banks, major international banks, insurance companies, companies   ProFund Advisors LLC
                    that invest,  directly or indirectly in real estate,  Fannie Mae,  credit card insurers,  check cashing companies,  mortgage lenders,  investment  advisors,  savings and loans, savings banks, thrifts,  building  associations  and  societies,  credit  unions,  securities  broker-dealers, including investment banks and merchant banks, online brokers,  publicly traded stock exchanges and specialty finance companies.

      SECTOR
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Healthcare:   seeks  daily  investment   results  that  correspond  to  the  daily
                    performance of the Dow Jones U.S.  Healthcare  Sector Index  ("Index").  The Index measures the performance  of the  healthcare  sector  of the  U.S.  equity  market.  The  Portfolio  invests
                    primarily in equity  securities  of, or in  instruments  that provide  exposure to, health care   ProFund Advisors LLC
                    providers,  biotechnology  companies and  manufacturers of medical  supplies,  advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Real  Estate:  seeks  daily  investment  results  that  correspond  to  the  daily performance  of the Dow  Jones  U.S.  Real  Estate  Index  ("Index").  The Index  measures  the performance  of the real  estate  industry  sector of the U.S.  equity  market.  The  Portfolio
                    invests  primarily in equity  securities of, or in instruments  that provide exposure to, hotel   ProFund Advisors LLC
                    and resort  companies  and real estate  investment  trusts  (REITs) that invest in  apartments, office and retail properties.  REITs are passive  investment  vehicles that invest primarily in income-producing real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Technology:   seeks  daily  investment   results  that  correspond  to  the  daily
                    performance of the Dow Jones U.S.  Technology  Sector Index  ("Index").  The Index measures the performance  of the  technology  sector  of the  U.S.  equity  market.  The  Portfolio  invests
                    primarily  in equity  securities  of, or in  instruments  that provide  exposure to,  companies   ProFund Advisors LLC
                    involved in the development and production of technology products,  including computer hardware and software,  telecommunications  equipment,  microcomputer  components,  integrated  computer circuits and office equipment utilizing technology.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Telecommunications:  seeks daily  investment  results that  correspond to the daily performance  of the Dow  Jones  U.S.  Telecommunications  Sector  Index  ("Index").  The  Index
                    measures the  performance  of the  telecommunications  sector of the U.S.  equity  market.  The
                    Portfolio  invests  primarily in equity  securities of, or in instruments that provide exposure   ProFund Advisors LLC
                    to,   telecommunications   companies   including   fixed  line   communications   and  wireless
                    communications.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Utilities:  seeks daily investment  results that correspond to the daily performance of the Dow Jones U.S.  Utilities Sector Index ("Index").  The Index measures the performance of
                    the utilities  sector of the U.S.  equity  market.  The Portfolio  invests  primarily in equity   ProFund Advisors LLC
                    securities  of, or in  instruments  that provide  exposure  to,  utility  companies,  including electric utilities, gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The First Trust(R)10 Uncommon Values Portfolio of the First Defined  Portfolio Fund LLC invests in the securities of a relatively few number of issuers.  Since the assets of the  Portfolio  are invested in a limited  number of issuers,  the net asset value of the Portfolio may be more susceptible to a single adverse economic,  political or regulatory occurrence.  The Portfolio may also be subject to additional market risk due to its policy of investing  based on an investment  strategy and generally not buying or selling  securities in response to market fluctuations.  The  Portfolio's  relative lack of diversity and limited  ongoing  management may subject Owners to greater market risk than other portfolios.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The
                    Portfolio  pursues its objective by investing  primarily in the ten common  stocks  selected by the  Investment  Policy  Committee  of  Lehman  Brothers  Inc.  ("Lehman  Brothers")  with  the
     STRATEGY       assistance  of the Research  Department  of Lehman  Brothers  which,  in their opinion have the   First Trust Advisors
                    greatest  potential for capital  appreciation  during the next year. The stocks included in the           L.P.
                    Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of
                    Lehman Brothers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The ProFund VP Bear, Bull Plus,  OTC,  UltraOTC and  UltraSmall-Cap  portfolios and the Nova, Ursa and OTC portfolios of the Rydex Variable
Trust are  available to all Owners.  It is  recommended  that only those Owners who engage a financial  advisor to allocate  their funds in strategic or tactical asset allocation  strategies  invest in these  portfolios.  There can be no assurance that any financial advisor will successfully predict market fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear:  seeks daily investment  results that correspond to the inverse  (opposite) of the daily  performance  of the S&P 500(R)Index.  The S&P 500(R)Index is  comprised  of  diverse, widely traded,  large capitalization  companies.  If the Portfolio is successful in meeting its
                    objective,  it should  increase in value in direct  proportion  to any decrease in the level of   ProFund Advisors LLC
                    the S&P 500(R)Index.  Conversely,  its value will  decrease in direct  proportion  to any daily increase in the level of the S&P 500(R)Index.

   STRATEGIC OR
     TACTICAL
   ALLOCA-TION
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull Plus:  seeks daily  investment  results that correspond to one and a half times
                    (150%)  the  daily  performance  of the S&P(R)500  Index.  The S&P 500(R)Index is  comprised  of diverse,  widely  traded,  large  capitalization  companies.  If the Portfolio is successful in
                    meeting its  objective,  it should gain  approximately  one and a half times as much as the S&P   ProFund Advisors LLC
                    500(R)Index  when the  prices of the  securities  in the S&P 500(R)Index rise on a given day and should lose approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP OTC: seeks daily investment  results that correspond to the daily performance of the
                    NASDAQ  100  Index(TM).  The  NASDAQ 100 Index(TM)is  comprised  primarily  of large  capitalization
                    companies,  most with a technology  or growth  orientation.  If the  Portfolio is successful in   ProFund Advisors LLC
                    meeting its  objective,  it should  increase or decrease in value in direct  proportion  to any increase or decrease in the daily value of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP UltraOTC:  seeks daily investment  results that correspond to twice (200%) the daily performance of the NASDAQ 100 Index(TM).  The Portfolio  principally  invests in futures contracts on stock  indexes and options on futures  contracts and  financial  instruments  such as equity
                    caps,  collars,  floors and options on  securities  and stock  indexes of large  capitalization   ProFund Advisors LLC
                    companies.   If  the  Portfolio  is  successful  in  meeting  its  objective,  it  should  gain approximately  twice as much as the growth  oriented  NASDAQ 100 Index(TM)when the prices of the securities in that index rise on a given day and should lose  approximately  twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraSmall-Cap  (f/k/a ProFund VP Small Cap): seeks daily  investment  results that correspond  to twice (200%) the daily  performance  of the Russell  2000(R)Index.  The Portfolio principally  invests in futures contracts on stock indexes and options on futures contracts and financial instruments such as equity caps, collars,  floors and options on securities and stock
                    indexes of  diverse,  widely  traded,  small  capitalization  companies.  If the  Portfolio  is   ProFund Advisors LLC
                    successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  Russell  2000(R)Index when the prices of the  securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable  Trust - Nova:  seeks to provide  investment  returns that are 150% of the daily price movement of the S&P 500 Composite Stock Price Index by investing to a significant  extent in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the  Rydex Global Advisers
                    Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the  (f/k/a PADCO Advisors
                    daily  value of any  increase  in the S&P 500  Index.  However,  when the  value of the S&P 500        II, Inc.)
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any decrease in the S&P 500 Index.

   STRATEGIC OR
     TACTICAL
   ALLOCA-TION
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex  Variable  Trust  - OTC:  seeks  to  provide  investment  results  that  correspond  to a benchmark  for  over-the-counter  securities,  currently  the NASDAQ 100 Index(TM),  by  investing principally  in the  securities  of companies  included in that Index.  The  Portfolio may also invest in other  instruments  whose performance is expected to correspond to that of the Index,  Rydex Global Advisers and may engage in futures and options  transactions.  If the Portfolio  meets its objective the  (f/k/a PADCO Advisors
                    value of its  shares  will tend to  increase  by the amount of the  increase  in the NASDAQ 100        II, Inc.)
                    Index(TM).  However,  when the value of the NASDAQ 100  Index(TM)declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate
                    (e.g.  be the  opposite)  to the  performance  of the S&P 500  Composite  Stock  Price Index by
                    investing to a  significant  extent in futures  contracts  and options on  securities,  futures  Rydex Global Advisers contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities  (f/k/a PADCO Advisors
                    included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares        II, Inc.)
                    will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an inversely proportional amount.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and  Standard & Poor's  makes no  representation  regarding  the  advisability  of investing in the
Portfolio.

The First Trust(R)10 Uncommon Values  portfolio is not sponsored or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").  Lehman
Brothers' only  relationship  to First Trust is the licensing of certain  trademarks  and trade names of Lehman  Brothers and of the
"10 Uncommon  Values" which is  determined,  composed and calculated by Lehman  Brothers  without regard to First Trust or the First
Trust(R)10 Uncommon Values portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the  licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the ProFunds VP. The ProFunds VP are not  sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and neither  Standard & Poor's nor NASDAQ  makes any  representations  regarding  the  advisability  of investing in the
ProFunds VP.

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We offer fixed  investment  options of  different  durations  during the  accumulation  period.  These  "Fixed  Allocations"  earn a guaranteed  fixed rate of interest for a specified  period of time,  called the "Guarantee  Period." In most states,  we offer Fixed
Allocations  with Guarantee  Periods from 1 to 10 years.  We may also offer special  purpose Fixed  Allocations for use with certain optional  investment  programs.  We guarantee the fixed rate for the entire Guarantee Period.  However,  if you withdraw or transfer
Account Value before the end of the Guarantee  Period,  we will adjust the value of your  withdrawal or transfer based on a formula, called a "Market Value  Adjustment."  The Market Value  Adjustment  can either be positive or negative,  depending on the rates that are currently  being  credited on Fixed  Allocations.  Please refer to the section  entitled  "How does the Market Value  Adjustment
Work?" for a description  of the formula along with examples of how it is  calculated.  You may allocate  Account Value to more than one Fixed Allocation at a time.

Fixed Allocations are currently not available in the state of Maryland, Nevada, Oregon, Utah and Washington.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

There is no Contingent Deferred Sales Charge applied if you surrender your Annuity or make a partial withdrawal.

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $30.00
or 2% of your Account Value invested in the variable  investment  options,  whichever is less. This fee will be deducted annually on the  anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year, the fee is deducted at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Optional  Benefits:  If you elect to purchase  either  optional  Death  Benefit,  we will deduct the annual charge from your Account
Value on the anniversary of your Annuity's  Issue Date or, under certain  circumstances  on a date other than the anniversary  date.
Under certain  circumstances,  we may deduct a pro-rata  portion of the annual charge for the optional Death  Benefit.  Please refer to the section  entitled "Death  Benefit" for a description of the charge for each Optional Death Benefit.  If you elect to purchase the Guaranteed  Return Option,  we will deduct the annual charge from your Account Value on the  anniversary of your Annuity's Issue
Date.  Under  certain  circumstances,  we may deduct a  pro-rata  portion of the annual  charge for the  Guaranteed  Return  Option.
Please  refer to the section  entitled  "Managing  Your  Account  Value - Do you offer  programs  designed to guarantee a "return of premium" at a future date?" for a description of the charge for the Guaranteed Return Option.

Transfer  Fee:  Currently,  you may make twenty (20) free  transfers  between  investment  options each Annuity Year. We will charge
$10.00 for each  transfer  after the  twentieth in each Annuity  Year.  We do not consider  transfers  made as part of a dollar cost averaging  program when we count the twenty free  transfers.  Transfers made as part of a rebalancing,  market timing or third party investment  advisory  service will be subject to the  twenty-transfer  limit.  However,  all transfers  made on the same day will be treated as one (1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its  Guarantee  Period
are not  subject  to the  Transfer  Fee and are not  counted  toward  the twenty  free  transfers.  We may reduce the number of free transfers  allowable  each  Annuity  Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of electronic  means to transmit  your  transfer  requests.  We may  eliminate  the  Transfer  Fee for  transfer  requests  transmitted electronically or through other means that reduce our processing costs.

Tax  Charges:  Several  states and some  municipalities  charge  premium  taxes or similar  taxes.  The amount of tax will vary from jurisdiction  to  jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%. We generally will deduct the amount of tax payable at the time the tax is imposed,  but may also decide to deduct tax charges from each  Purchase  Payment at the time of a withdrawal  or surrender of your Annuity or at the time you elect to begin  receiving  annuity  payments.  We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an Insurance Charge daily against the average daily assets allocated to the  Sub-accounts.  The charge is equal to 1.40% on an annual basis.  The Insurance  Charge is intended to compensate  American Skandia for providing the insurance benefits under the Annuity,  including the Annuity's  basic death benefit that provides  guaranteed  benefits to your  beneficiaries even if the market declines and the risk that persons we guarantee  annuity payments to will live longer than our  assumptions.  The charge also covers  administrative  costs  associated with providing the Annuity  benefits,  including  preparation of the contract, confirmation  statements,  annual  account  statements and annual  reports,  legal and  accounting  fees as well as various  related expenses.  Finally,  the charge covers the risk that our assumptions about the administrative and non-mortality  expenses under this
Annuity are incorrect.  We may increase the portion of the Insurance Charge for  administrative  costs.  However,  any increase will only apply to Annuities issued after the date of the increase.

American  Skandia may make a profit on the Insurance  Charge if, over time,  the actual cost of providing the  guaranteed  insurance obligations  under the Annuity are less than the amount we deduct for the  Insurance  Charge.  To the extent we make a profit on the
Insurance  Charge,  such profit may be used for any other  corporate  purpose,  including  payment of other  expenses  that American
Skandia incurs in distributing, issuing and administering the Annuity.

The Insurance  Charge is not deducted  against  assets  allocated to a fixed  investment  option.  However,  the amount we credit to
Fixed  Allocations  may also reflect  similar  assumptions  about the  insurance  guarantees  provided to Contract  Owners under the
Annuity.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges directly  against the Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management  fee,  operating  expenses  and any  distribution  and service  (12b-1)  fees that may apply.  More  detailed information  about fees and charges can be found in the  prospectuses  for the Portfolios.  Please also see "Service Fees Payable by
Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted when determining the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge against Account Value allocated to the  Sub-accounts,  we also take into  consideration mortality,  expense,  administration,  profit and other factors in determining  the interest  rates we credit to Fixed  Allocations.
Any Tax Charge  applies to amounts  that are taken from the variable  investment  options or the Fixed  Allocations.  A Market Value
Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYOUT?
In certain states a tax is due if and when you exercise your right to receive  periodic  annuity  payments.  The amount payable will depend on the applicable  jurisdiction  and on the annuity  payment  option you select.  If you select a fixed payment  option,  the amount of each fixed payment will depend on the Account  Value of your Annuity when you elected to  annuitize.  There is no specific charge  deducted  from these  payments;  however,  the amount of each  annuity  payment  reflects  assumptions  about our  insurance expenses.  If you select a variable  payment option that we may offer,  then the amount of your benefits will reflect changes in the value of your Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate  certain  fees and charges or alter the manner in which the  particular  fee or charge is  deducted.  For example,  we may reduce or eliminate  the amount of the Annual  Maintenance  Fee or reduce the portion of the  Insurance  Charge for administrative  costs.  Generally,  these types of changes will be based on a reduction to our sales,  maintenance or administrative expenses  due to the nature of the  individual  or group  purchasing  the Annuity.  Some of the factors we might  consider in making such a decision are: (a) the size and type of group;  (b) the number of Annuities  purchased by an Owner; (c) the amount of Purchase
Payments or likelihood of additional  Purchase Payments;  and/or (d) other  transactions where sales,  maintenance or administrative expenses are likely to be reduced.  We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial  Purchase  Payment:  You must make a minimum initial Purchase  Payment of $15,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial Purchase  Payment provided that,  within the first Annuity Year, you make at least $15,000 in total Purchase Payments.

Where allowed by law,  initial  Purchase  Payments in excess of $1,000,000  require our approval prior to  acceptance.  We may apply certain limitations and/or  restrictions on the Annuity as a condition of our acceptance,  including limiting the liquidity features or the Death  Benefit  protection  provided  under the  Annuity,  changing the number of  transfers  allowable  under the Annuity or restricting the Sub-accounts that are available to the Contract owner.  Other limitations and/or restrictions may apply.

Age  Restrictions:  There is no age  restriction  to purchase  the  Annuity.  However,  the basic  Death  Benefit  provides  greater protection  for a period of ten (10) years from the Issue Date but not beyond age 90. There is no Contingent  Deferred  Sales Charge
deducted upon surrender or partial  withdrawal.  However,  if you take a distribution prior to age 591/2, you may be subject to a 10%
penalty in addition to ordinary income taxes on any gain.

Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

|X|      Owner:  The  Owner(s)  holds all rights  under the  Annuity.  You may name more than one Owner in which case all  ownership
         -----
       rights are held  jointly.  However,  this  Annuity does not provide a right of  survivorship.  Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant is the person we agree to make annuity  payments to and upon whose life we continue to make such
         ---------
       payments.  You must name an Annuitant who is a natural  person.  We do not accept a designation  of joint  Annuitants  during the accumulation  period. Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent Annuitant will become the Annuitant if the Annuitant  dies before the Annuity Date.  Please refer to the discussion of  "Considerations  for
       Contingent Annuitants" in the Tax Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the  person(s) or entity you name to receive the death  benefit.  If no  beneficiary  is
         -----------
       named the death benefit will be paid to you or your estate.

Your right to make  certain  designations  may be limited if your  Annuity is to be used as an IRA or other  "qualified"  investment that is given  beneficial  tax treatment  under the Code.  You should seek  competent tax advice on the income,  estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner,  Annuitant and  Beneficiary  designations  by sending us a request in writing.  Where allowed by law, such changes will be subject to our acceptance.  Some of the changes we will not accept include, but are not limited to:
|X|      a new  Owner  subsequent  to  the  death  of the  Owner  or  the  first  of  any  joint  Owners  to  die,  except  where  a spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary is the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative  Beneficiary  designation,  upon the death of either spousal
Owner,  the surviving  spouse may elect to assume  ownership of the Annuity instead of taking the Death Benefit  payment.  The Death
Benefit  that would have been  payable  will be the new  Account  Value of the  Annuity as of the date of due proof of death and any required  proof of a spousal  relationship.  As of the date the  assumption  is effective,  the  surviving  spouse will have all the rights and  benefits  that would be  available  under the Annuity to a new  purchaser  of the same  attained  age.  For  purposes of determining  any future Death Benefit for the  surviving  spouse,  the new Account Value will be considered as the initial  Purchase
Payment.  However,  any  additional  Purchase  Payments  applied after the date the  assumption is effective  will be subject to all provisions of the Annuity.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the surviving spouse is named as a Contingent  Annuitant,  upon the death of the Annuitant, the  surviving  spouse  will  become the  Annuitant.  No Death  Benefit is payable  upon the death of the  Annuitant.  However,  the
Account  Value  of the  Annuity  as of the  date of due  proof of death of the  Annuitant  (and any  required  proof of the  spousal relationship) will reflect the amount that would have been payable had a Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
(The right to return the Annuity is often referred to as the "free-look" right or "right to cancel.")

If after  purchasing  your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period  of time  known as a right to cancel  period.  Depending  on the state in which you  purchased  your  Annuity,  and,  in some states,  if you  purchased  the Annuity as a  replacement  for a prior  contract,  the right to cancel  period may be ten (10) days, twenty-one  (21) days or longer,  measured  from the time that you received your  Annuity.  If you return your  Annuity,  during the applicable  period,  we will refund your  current  Account  Value plus any tax charge  deducted.  This amount may be higher or lower than your  original  Purchase  Payment.  Where  required by law, we will return  your  current  Account  Value or the amount of your initial  Purchase  Payment,  whichever  is  greater.  The same rules may apply to an Annuity  that is  purchased  as an IRA.  In any situation  where we are required to return the greater of your  Purchase  Payment or Account  Value,  we may  allocate  your Account
Value to the AST Money  Market  Sub-account  during the right to cancel  period and for a  reasonable  additional  amount of time to allow for delivery of your Annuity.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The  minimum  amount  that we accept as an  additional  Purchase  Payment  is $100  unless you  participate  in  American  Skandia's
Systematic  Investment Plan or a periodic  purchase  payment  program.  We will allocate any additional  Purchase  Payments you make according to your most recent allocation instructions, unless you request new allocations when you submit a new Purchase Payment.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your Annuity by  authorizing  us to deduct money directly from your bank account and
              ----------
applying it to your  Annuity.  This type of program is often called "bank  drafting".  We call our bank drafting  program  "American
Skandia's  Systematic  Investment  Plan."  Purchase  Payments  made  through  bank  drafting  may only be  allocated to the variable investment  options when applied.  Bank drafting allows you to invest in an Annuity with a lower initial Purchase  Payment,  as long as you  authorize  payments that will equal at least  $15,000  during the first 12 months of your Annuity.  We may suspend or cancel bank  drafting  privileges if  sufficient  funds are not available  from the  applicable  financial  institution  on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified  investments.  If your employer  sponsors such a program, we may agree to accept periodic  Purchase  Payments through a salary  reduction  program as long as the allocations are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $15,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial Purchase  Payment:  Once we accept your  application,  we invest your net Purchase Payment in the Annuity.  The net Purchase
Payment is your initial  Purchase  Payment minus any tax charges that may apply.  On your  application we ask you to provide us with instructions  for  allocating  your Account  Value.  You can allocate  Account Value to one or more variable  investment  options or
Fixed Allocations.

In those  states  where we are  required  to return your  Purchase  Payment if you  exercise  your right to return the  Annuity,  we initially  allocate  all  amounts  that  you  choose  to  allocate  to the  variable  investment  options  to the AST  Money  Market
Sub-account.  At the end of the  right to cancel  period  we will  reallocate  your  Account  Value  according  to your most  recent allocation  instructions.  Where permitted by law, we will allocate your Purchase Payments  according to your initial  instructions, without  temporarily  allocating  to the AST Money Market  Sub-account.  To do this,  we will ask that you execute our form called a
"return  waiver" that authorizes us to allocate your Purchase  Payment to your chosen  Sub-accounts  immediately.  If you submit the
"return  waiver" and then decide to return your Annuity  during the right to cancel  period,  you will receive your current  Account
Value which may be more or less than your initial Purchase Payment (see "May I Return the Annuity if I Change my Mind?").

Subsequent  Purchase  Payments:  We will allocate any additional  Purchase  Payments you make  according to your current  allocation instructions.  If any rebalancing or asset  allocation  programs are in effect,  the allocation  should conform with such a program.
We assume that your current  allocation  instructions  are valid for subsequent  Purchase  Payments until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation period you may transfer Account Value between investment  options.  Transfers are not subject to taxation on any gain.  We  currently  limit the  number of  Sub-accounts  you can  invest in at any one time to twenty  (20).  However,  you can invest in an unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account  you  allocate  Account
Value to at the time of any  allocation  or transfer.  If you request a transfer  and, as a result of the  transfer,  there would be less than $500 in the Sub-account,  we may transfer the remaining  Account Value in the Sub-account pro rata to the other investment options to which you transferred.

We may  impose  specific  restrictions  on  financial  transactions  for  certain  Portfolios  based on the  Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer involving the Rydex or ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable  securities exchange (generally,  3:00 p.m. Eastern time)
to be processed on the current  Valuation Day. The "cut-off" time for such financial  transactions  involving a Rydex or ProFunds VP
Sub-account  will be  extended  to1/2hour prior to any  announced  closing  (generally,  3:30 p.m.  Eastern  time) for  transactions submitted electronically through American Skandia's Internet website (www.americanskandia.com).

Currently,  we charge $10.00 for each transfer after the twentieth (20th) in each Annuity Year,  including transfers made as part of any rebalancing,  market timing,  asset allocation or similar program which you have authorized.  Transfers made as part of a dollar cost  averaging  program do not count toward the twenty free  transfer  limit.  Renewals or transfers of Account  Value from a Fixed
Allocation at the end of its Guarantee  Period are not subject to the transfer  charge.  We may reduce the number of free  transfers allowable  each  Annuity Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of  electronic means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically or through other means that reduce our processing costs.

We reserve the right to limit the number of  transfers  in any Annuity  Year for all  existing  or new Owners.  We also  reserve the right to limit the number of  transfers in any Annuity  Year or to refuse any  transfer  request for an Owner or certain  Owners if:
(a) we believe that excessive  trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on Unit Values or the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios that the purchase or redemption  of shares must be  restricted  because of  excessive  trading or a specific  transfer or group of transfers is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above could occur would be if the aggregate  amount of a trade or trades  represented a relatively large proportion of the total assets of a particular  Portfolio.  Under such a circumstance,  we will process  transfers  according to our rules then in effect and provide  notice if the  transfer  request was denied.  If a transfer  request is denied,  a new  transfer  request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the accumulation  period.  Dollar Cost Averaging  allows you to  systematically  transfer an amount  each month from one  investment  option to one or more other  investment  options.  You can choose to  transfer  earnings only,  principal  plus  earnings  or a flat  dollar  amount.  Dollar  Cost  Averaging  allows you to invest  regularly  each  month, regardless  of the current unit value (or price) of the  Sub-account(s)  you invest in. This enables you to purchase more units when the market  price is low and fewer  units  when the market  price is high.  This may  result in a lower  average  cost of units over time.  However,  there is no guarantee that Dollar Cost  Averaging will result in a profit or protect  against a loss in a declining market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost Averaging from Fixed  Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal  plus  earnings.  If  transferring  principal  plus  earnings,  the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE:  When a Dollar Cost Averaging  program is established  from a Fixed  Allocation,  the fixed rate of interest we credit to your
Account  Value is applied to a declining  balance due to the  transfers of Account  Value to the  Sub-accounts  during the Guarantee
Period.  This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation  period,  we offer automatic  rebalancing  among the variable  investment  options you choose.  You can choose to have your Account  Value  rebalanced  quarterly,  semi-annually,  or annually.  On the  appropriate  date,  your  variable investment  options are  rebalanced  to the  allocation  percentages  you request.  For example,  over time the  performance  of the variable  investment  options will differ,  causing your percentage  allocations to shift. With automatic  rebalancing,  we transfer the appropriate amount from the "overweighted"  Sub-accounts to the  "underweighted"  Sub-accounts to return your allocations to the percentages  you request.  If you request a transfer  from or into any variable  investment  option  participating  in the automatic rebalancing  program,  we will assume that you wish to change your rebalancing  percentages as well, and will  automatically  adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.

You must have a minimum  Account Value of at least $10,000 to enroll in automatic  rebalancing.  All  rebalancing  transfers made on the same day as part of an automatic  rebalancing  program are considered as one transfer when counting the number of transfers each year toward the maximum number of free transfers.  We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two different  programs for investors who wish to invest in the variable  investment  options but also wish to protect their  principal,  at least as of a specific date in the future.  You may not want to use either of these  programs if you expect to begin taking annuity payments before the program would be completed.

Balanced Investment Program
We offer a balanced  investment  program where a portion of your Account Value is allocated to a Fixed  Allocation and the remaining
Account  Value is  allocated  to the  variable  investment  options  that you  select.  When you enroll in the  Balanced  Investment program,  you choose the duration that you wish the program to last.  This  determines the duration of the Guarantee  Period for the
Fixed  Allocation.  Based on the fixed rate for the  Guarantee  Period  chosen,  we calculate the portion of your Account Value that must be allocated to the Fixed  Allocation to grow to a specific  "principal  amount" (such as your initial  Purchase  Payment).  We determine  the amount based on the rates then in effect for the Guarantee  Period you choose.  If you continue the program until the end of the Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed  Allocation will have grown to equal the  "principal  amount".  Withdrawals or transfers  from the Fixed  Allocation  before the end of the Guarantee
Period will  terminate the program and may be subject to a Market Value  Adjustment.  You can transfer the Account Value that is not allocated to the Fixed  Allocation  between any of the Sub-accounts  available under the Annuity.  Account Value you allocate to the variable  investment  options is subject to market  fluctuations  and may  increase or decrease in value.  We do not deduct a charge for participating in the Balanced Investment Program.

         Example
         Assume  you invest  $100,000.  You  choose a 10-year  program  and  allocate  a portion  of your  Account  Value to a Fixed
         Allocation  with a 10-year  Guarantee  Period.  The rate for the  10-year  Guarantee  Period is 5.33%*.  Based on the fixed interest rate for the Guarantee  Period chosen,  the factor is 0.594948 for determining how much of your Account Value will be  allocated  to the Fixed  Allocation.  That  means  that  $59,495  will be  allocated  to the Fixed  Allocation  and the remaining  Account Value  ($41,505)  will be allocated to the variable  investment  options.  Assuming that you do not make any  withdrawals  from the Fixed  Allocation,  it will grow to $100,000 at the end of the  Guarantee  Period.  Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

Guaranteed Return OptionSM
We also offer a seven-year  program  where we monitor your Account Value daily and  systematically  transfer  amounts  between Fixed
Allocations and the variable  investment  options you choose.  American Skandia guarantees that at the end of the seventh (7th) year from  commencement  of the program,  you will  receive no less than the  original  amount  invested  (such as your initial  Purchase
Payment).  Account Value is only transferred to and maintained in Fixed  Allocations to the extent we, in our sole discretion,  deem
                            ----
is necessary to support our guarantee  under the program.  This differs from the Balanced  Investment  program where a set amount is allocated to a Fixed Allocation  regardless of the performance of the underlying  Sub-accounts.  With the Guaranteed  Return Option, your  Annuity  is able to  participate  in the  upside  potential  of the  Sub-accounts  while  only  transferring  amounts to Fixed
Allocations to protect against significant market downturns.

Each business day we monitor the  performance of your Account Value to determine  whether it is greater than,  equal to or below our
"reallocation  trigger",  described  below.  Based on the  performance  of the  Sub-accounts  in which you choose to  allocate  your
Account  Value  relative  to the  reallocation  trigger,  we may  transfer  some or all of  your  Account  Value  to or from a Fixed
Allocation.  You have  complete  discretion  over the  allocation  of your  Account  Value that  remains  allocated  in the variable investment options.  However, we reserve the right to restrict certain Portfolios if you participate in the program.

|X|      Account  Value  greater  than or equal to  reallocation  trigger:  Account  Value in variable  investment  options  remains allocated  according to your most recent  instructions.  If a portion of Account Value was  previously  allocated to a
              Fixed  Allocation,  those  amounts may be  transferred  from the Fixed  Allocation  and  re-allocated  to the variable investment options pro-rata according to your current allocations.  A Market Value Adjustment will apply.

|X|      Account  Value  below  reallocation  trigger:  A portion  of your  Account  Value in the  variable  investment  options  is transferred  to a new  Fixed  Allocation.  These  amounts  are  transferred  on a  pro-rata  basis  from the  variable investment  options.  The new Fixed  Allocation  will have a Guarantee  Period equal to the remaining  duration in the
              Guaranteed  Return  Option.  The Account  Value  applied to the new Fixed  Allocation  will be credited with the fixed interest rate then being  applied to a new Fixed  Allocation  of the next higher  yearly  duration.  The Account Value will remain invested in the Fixed Allocation  until the maturity date of the program unless,  at an earlier date, your
              Account  Value is at or above the  reallocation  trigger and amounts can be  transferred  to the  variable  investment options (as described above) while maintaining the guarantee protection under the program.

American  Skandia uses an allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility to determine the reallocation  trigger.  The allocation  mechanism is used to determine the allocation of Account Value between Fixed Allocations and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion.

Program Termination
The Guaranteed  Return Option will  terminate on its maturity  date. You can elect to participate in a new Guaranteed  Return Option or re-allocate  your Account Value at that time.  Any Account Value  allocated to the Fixed  Allocations  will be transferred to the
AST Money Market  Sub-account,  unless you provide us with alternative  instructions.  On the program maturity date, if your Account
Value is below the initial  investment,  American Skandia will apply additional amounts to your Account Value so that it is equal to the  initial  investment  in the  program.  Any  amounts  added to your  Account  Value  will be  applied  to the AST  Money  Market
Sub-account,  unless you provide us with  alternative  instructions.  We will notify you of any amounts  added to your Account Value under the program.  We do not consider  amounts  added to your  Account  Value to be  "investment  in the  contract"  for income tax purposes.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      You may  terminate  the  Guaranteed  Return  Option at any time.  American  Skandia  does not provide any  guarantees  upon termination of the program.
|X|      Withdrawals  from your  Annuity  while the  program is in effect  will reduce the  guaranteed  amount  under the program in proportion  to the Account  Value at the time of the  withdrawal.  Withdrawals  will be subject to all other  provisions of the
     Annuity, including any Contingent Deferred Sales Charge or Market Value Adjustment that would apply.
|X|      Additional  Purchase  Payments  applied  to the  Annuity  while the  program  is in effect  will only  increase  the amount guaranteed; however, all or a portion of any additional Purchase Payments may be allocated to the Fixed Allocations.
|X|      Annuity Owners cannot transfer Account Value to or from a Fixed  Allocation  while  participating in the program and cannot participate  in any dollar cost  averaging  program  that  transfers  Account  Value from a Fixed  Allocation  to the  variable investment options.
|X|      Transfers from Fixed  Allocations will be subject to the Market Value Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the  formula  will not apply.  A Market  Value  Adjustment  may be either  positive  or  negative.
     Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the Sub-accounts to Fixed Allocations or from Fixed  Allocations to the Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      The  Guaranteed  Return  Option  will  terminate:  (a) upon the death of the  Owner or the  Annuitant  (in an entity  owned contract); and (b) as of the date Account Value is applied to begin annuity payments.
|X|      You can elect to restart the seven (7) year  program  duration on any  anniversary  of the Issue Date of the  Annuity.  The
     Account  Value on the date the restart is effective  will become the new  guaranteed  amount  under the  program.  You can only elect the program once per Annuity Year.

Charges under the Program
We charge a fee of 0.25% of Account  Value per year to  participate  in the  Guaranteed  Return  Option.  The charge is  deducted to compensate  American  Skandia for: (a) the risk that your Account  Value on the maturity date of the program is less than the amount guaranteed;  and (b)  administration  of the program.  The charge is deducted in arrears on an annual basis on each  anniversary  of the Issue  Date of the  Annuity.  If you  choose to begin the  program  on a date  other  than the Issue  Date of the  Annuity or an anniversary of the Issue Date of the Annuity,  we will charge a pro-rata  portion of the annual charge for the remaining  portion of the Annuity Year. If the program  terminates before completion for any reason other than death or  medically-related  surrender,  we will assess a pro-rata  portion of the annual charge.  We will deduct the annual charge for  participating  in the program  pro-rata from the variable investment options.

MAY I AUTHORIZE MY FINANCIAL PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes.  You may  authorize  your  financial  professional  to direct the  allocation  of your Account  Value and to request  financial transactions  between  investment  options while you are living,  subject to our rules.  We require that you provide us with written proof that you have authorized your financial  professional to request  financial  transactions on your behalf.  You must contact us immediately  if and when you revoke such  authority.  We will not be  responsible  for acting on  instructions  from your  financial professional  if you fail to  inform us that  such  person's  authority  has been  revoked.  We may also  suspend  or  cancel  these privileges at any time.  We will notify you if we do.

We or an  affiliate of ours may provide  administrative  support to  licensed,  registered  financial  professionals  or  investment advisors who you authorize to make financial  transactions  on your behalf.  These financial  professionals  may be firms or persons who also are  appointed by us as  authorized  sellers of the  Annuity.  However,  we do not offer advice about how to allocate  your
Account Value under any  circumstance.  Any financial  professionals  you engage to provide  advice and/or make transfers for you is not acting on our behalf. We are not responsible for any  recommendations  such financial  professionals  make, any market timing or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require  financial  professionals or investment  advisors,  who are authorized by multiple  contract owners to make financial transactions,  to enter into an administrative  agreement with American Skandia as a condition of our accepting transactions on your behalf.  The  administrative  agreement may impose  limitations on the financial  professional's or investment  advisor's ability to request  financial  transactions on your behalf.  These  limitations are intended to minimize the detrimental  impact of a financial professional  who is in a position to transfer  large  amounts of money for multiple  clients in a  particular  Portfolio or type of
portfolio  or  to  comply  with  specific   restrictions  or  limitations  imposed  by  a  Portfolio(s)  on  American  Skandia.  The administrative agreement may limit the available investment options,  require advance notice of large transactions,  or impose other trading  limitations on your financial  professional.  Your financial  professional  will be informed of all such restrictions on an ongoing  basis.  We may also require that your  financial  professional  transmit all financial  transactions  using the  electronic trading  functionality  available  through our Internet  website  (www.americanskandia.com).  Limitations that we may impose on your financial  professional  or  investment  advisor  under  the  terms  of the  administrative  agreement  do not  apply  to  financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?
(Fixed Allocations may not be available in all states and may not be available for certain durations.)

We credit the fixed  interest  rate to the Fixed  Allocation  throughout  a set period of time called a  "Guarantee  Period".  Fixed
Allocations  currently are offered with Guarantee Periods from 1 to 10 years. We may make Fixed  Allocations of different  durations available in the future,  including Fixed Allocations  offered exclusively for use with certain optional  investment  programs.  The interest rate credited to a Fixed  Allocation is the rate in effect when the Guarantee  Period begins and does not change during the
Guarantee  Period.  The rates are an effective  annual rate of interest.  We determine the interest rates for the various  Guarantee
Periods.  At the time that we confirm your Fixed  Allocation,  we will advise you of the  interest  rate in effect and the date your
Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations  at any time. Any change in interest rate does not affect  Fixed  Allocations  that were in effect  before the date of the  change.  To inquire as to the  current  rates for Fixed
Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent permitted by law, we may establish  different  interest rates for Fixed  Allocations  offered to a class of Owners who choose to participate in various optional  investment  programs we make available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar cost averaging program (see "Do You Offer Dollar Cost Averaging?") or a balanced investment  program (see "Do You Offer a Program to Balance Fixed and Variable  Investments?").  The interest rate credited to Fixed
Allocations  offered  to this class of  purchasers  may be  different  than those  offered to other  purchasers  who choose the same
Guarantee Period but who do not participate in an optional investment program.  Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for determining the fixed interest rates for Fixed  Allocations.  Generally the interest rates we offer for Fixed  Allocations will reflect the investment  returns available on the types of investments we make to support our fixed rate  guarantees.  These  investment  types may include cash,  debt  securities  guaranteed by the United States  government and its agencies and  instrumentalities,  money market instruments,  corporate debt obligations of different durations,  private placements, asset-backed  obligations  and municipal  bonds. In determining  rates we also consider  factors such as the length of the Guarantee
Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity of the markets for the type of investments we make, commissions,  administrative and investment  expenses,  our insurance risks in relation to the Fixed  Allocations,  general economic trends and competition.  Some of these  considerations  are similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit interest on a new Fixed  Allocation in an existing  Annuity at a rate not less than the rate we are then crediting to
Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rate we credit  for a Fixed  Allocation  is  subject  to a  minimum.  Please  refer to the  Statement  of  Additional
Information.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw Account Value from a Fixed Allocation  before the end of its Guarantee  Period, we will adjust the value of your investment based on a formula,  called a "Market Value  Adjustment" or "MVA".  The Market Value Adjustment  formula compares the interest  rates  credited for Fixed  Allocations  at the time you  invested,  to interest  rates being  credited when you make a transfer or withdrawal.  The amount of any Market Value  Adjustment can be either positive or negative,  depending on the rates that are currently being credited on Fixed Allocations.

MVA Formula
The MVA formula is applied  separately  to each Fixed  Allocation  to  determine  the  Account  Value of the Fixed  Allocation  on a
particular date.  The formula is as follows:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the fixed  interest rate we guaranteed to credit to the Fixed  Allocation as of its starting date;

                  J is the fixed  interest  rate for your class of  annuities at the time of the  withdrawal  for a new Fixed  Allocation  with a Guarantee  Period  equal to the  remaining  number of years in your original Guarantee Period;

                  N is the number of months remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/12.

If the transfer or withdrawal  does not occur on the yearly or monthly  anniversary  of the beginning of the Fixed  Allocation,  the numbers used in 'J' and 'N' will be rounded to the next highest integer.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value.  Assume the following:
|X|      You allocate $50,000 into a Fixed Allocation with a Guarantee Period of 5 years.
|X|      The interest rate for your Fixed Allocation is 5.0% (I = 5.0%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw the entire Fixed  Allocation  after exactly three (3)
         years, therefore 24 months remain before the Maturity Date (N = 24).

Example of Positive MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of
24 months is 3.5% (J = 3.5%).  Based on these assumptions, the MVA would be calculated as follows:

                                  MVA Factor = [(1+I)/(I+J+0.0010)]N/12 = [1.05/1.036]2 = 1.027210
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $59,456.20.

Example of Negative MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of
24 months is 6.0% (J = 6.0%).  Based on these assumptions, the MVA would be calculated as follows:

                                 MVA Factor = [(1+I)/(1+J+0.0010)]N/12 = [1.05/1.061)]2 = 0.979372
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $56,687.28.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity  Date" for a Fixed  Allocation is the last day of the Guarantee  Period.  Before the Maturity  Date, you may choose to renew the Fixed  Allocation  for a new  Guarantee  Period of the same or  different  length or you may  transfer all or part of that
Fixed Allocation's  Account Value to another Fixed Allocation or to one or more  Sub-accounts.  We will notify you before the end of the  Guarantee  Period  about the fixed  interest  rates that we are  currently  crediting to all Fixed  Allocations  that are being offered.  The rates  being  credited to Fixed  Allocations  may change  before the  Maturity  Date.  We will not charge a MVA if you choose to renew a Fixed Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

If you do not specify how you want a Fixed  Allocation  to be  allocated  on its Maturity  Date,  we will then  transfer the Account
Value of the Fixed  Allocation to the AST Money Market  Sub-account.  You can then elect to allocate the Account Value to any of the
Sub-accounts or to a new Fixed Allocation.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the accumulation  period you can access your Account Value through Partial  Withdrawals,  Systematic  Withdrawals,  and where required  for tax  purposes,  Minimum  Distributions.  You can also  surrender  your  Annuity  at any time.  There is no  Contingent
Deferred  Sales Charge  applied upon  withdrawal or surrender.  However,  if you  surrender  your Annuity,  we may deduct the Annual
Maintenance  Fee,  any Tax  Charge  that  applies  and the  charge  for any  optional  benefits.  We may also  apply a Market  Value
Adjustment  to any Fixed  Allocations  being  withdrawn or  surrendered.  Unless you notify us  differently,  withdrawals  are taken pro-rata based on the Account Value in the investment  options at the time we receive your withdrawal  request.  Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A  distribution  during the  accumulation  period is deemed to come first from any "gain" in your  Annuity and second as a return of your "tax basis",  if any.  Distributions  from your Annuity are generally  subject to ordinary income taxation on the amount of any investment gain unless the distribution  qualifies as a non-taxable  exchange or transfer.  If you take a distribution  prior to the taxpayer's  age 59 1/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the  payment.  The Code and  regulations  have  "exclusionary  rules" that we use to  determine  what portion of each annuity  payment  should be  treated as a return of any tax basis you have in the  Annuity.  Once the tax basis in the  Annuity  has been distributed,  the remaining  annuity payments are taxable as ordinary income.  The tax basis in the Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes,  you can make a  withdrawal  during the  accumulation  period.  We call this a "Partial  Withdrawal."  The amount  that you may withdraw will equal your Surrender  Value as of the date we process the withdrawal  request.  There is no Contingent  Deferred Sales
Charge applied if you surrender your Annuity or make a partial withdrawal.  After any Partial  Withdrawal,  your Annuity must have a
Surrender  Value of at least $1,000,  or we may treat the Partial  Withdrawal  request as a request to fully surrender your Annuity.
The minimum Partial Withdrawal you may request is $100.

Partial Withdrawals may also be available following annuitization but only if you choose certain annuity payment options.

To request the forms  necessary to make a withdrawal  from your  Annuity,  contact our Customer  Service Team at  1-800-752-6342  or visit our Internet Website at www.americanskandia.com.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals." You can receive  Systematic  Withdrawals of earnings only,  principal plus earnings or a flat dollar amount.

Systematic  Withdrawals  can be made  from  Account  Value  allocated  to the  variable  investment  options  or Fixed  Allocations.
Generally,  Systematic  Withdrawals  from Fixed  Allocations  are  limited  to  earnings  accrued  after the  program of  Systematic
Withdrawals  begins, or payments of fixed dollar amounts that do not exceed such earnings.  Systematic  Withdrawals are available on a monthly,  quarterly,  semi-annual  or annual  basis.  The Account  Value of your Annuity must be at least  $20,000  before we will allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal is $100. If any scheduled  Systematic  Withdrawal is for less than $100, we may postpone  the  withdrawal  and add the  expected  amount to the amount  that is to be  withdrawn  on the next  scheduled  Systematic
Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding  vehicle for certain  retirement  plans that receive  special tax treatment under Sections
401,  403(b) or 408 of the Code,  Section  72(t) of the Code may provide an exception to the 10% penalty tax on  distributions  made prior to age 59 1/2if you elect to  receive  distributions  as a series of  "substantially  equal  periodic  payments".  To  request a program that complies with Section 72(t), you must provide us with certain  required  information in writing on a form acceptable to
us. We may require  advance  notice to allow us to calculate the amount of 72(t)  withdrawals.  The Surrender  Value of your Annuity must be at least $20,000 before we will allow you to begin a program for  withdrawals  under Section  72(t).  The minimum amount for any such withdrawal is $100.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum Distributions are a type of Systematic  Withdrawal we allow to meet distribution  requirements under Sections 401, 403(b) or
408 of the Code.  Under the Code,  you may be required to begin  receiving  periodic  amounts from your  Annuity.  In such case,  we will allow you to make Systematic Withdrawals in amounts that satisfy the minimum distribution rules under the Code.

The  amount of the  required  Minimum  Distribution  for your  particular  situation  may  depend  on other  annuities,  savings  or investments.  We will only  calculate  the amount of your  required  Minimum  Distribution  based on the value of your  Annuity.  We require  three (3) days  advance  written  notice to  calculate  and  process  the  amount of your  payments.  We may charge you for
calculating  required  Minimum  Distributions.   You  may  elect  to  have  Minimum  Distributions  paid  out  monthly,   quarterly,
semi-annually or annually.  The $100 minimum that applies to Systematic Withdrawals does not apply to Minimum Distributions.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments and satisfying the Minimum Distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During the  accumulation  period you can surrender your Annuity at any time.  Upon  surrender,  you will receive the Surrender
Value.  Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To request the forms necessary to surrender your Annuity, contact our Customer Service Team at 1-800-752-6342 or visit our
Internet Website at www.americanskandia.com.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make any Annuity Payment Options available in the future.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available depending on the age of the Annuitant.

Certain of these annuity options may be available to  Beneficiaries  who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This
Option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other  payments or death benefits would be payable.  This Option is  currently  available  on a fixed or  variable  basis.  Under this  option,  you cannot make a partial or full  surrender  of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period  selected (5, 10, 15, or 20 years),  the remaining  payments are paid to the  Beneficiary until the end of such period.  This Option is currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable  basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions  of life  expectancy.  Therefore,  that portion of the Insurance  Charge assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for a Certain Period:  Under this option,  income is payable  periodically  for a specified  number of years. The number of years cannot be less than 5 or more than 50.  Payments may increase or decrease  depending on the  investment  performance of the  Sub-Accounts.  If the payee dies before the end of the specified  number of years,  the  remaining  payments are paid to the
Beneficiary  to the end of  such  period.  Note  that  under  this  option,  payments  are  not  based  on any  assumptions  of life expectancy.  Therefore,  that portion of the Insurance  Charge  assessed to cover the risk that key lives  outlive our  expectations provides no benefit to an Owner  selecting  this option.  If this option is selected,  full  surrenders may be made from the Annuity prior to the last guaranteed Payment Date.  No partial surrenders are permitted if this option is selected.

Option 6
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 7
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 6;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
If you have not provided us with your Annuity Date or Annuity Payment Option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity  payment is determined by  multiplying  the Account  Value,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment  selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the a2000 Individual  Annuity  Mortality Table with an assumed interest rate of 3% per annum.  Where required by law or regulation,  such annuity  table will have rates that do not differ  according to the gender of the key life.  Otherwise,  the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return ("AIR").  You select the AIR before we start to make Annuity  Payments.  The remaining  annuity payments will fluctuate  based on the  performance  of the Portfolios  relative to the AIR, as well as, other factors  described  below.  The greater  the AIR,  the  greater  the first  annuity  payment.  A higher AIR may result in smaller  potential  growth in the  annuity payments.  A lower AIR results in a lower initial annuity payment.

|X|      Variable Payments (Options 1-3 & 5)
         -----------------
         We calculate each annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units for each  Sub-account by the Unit Value of each  Sub-Account  on the annuity  payment date. We determine the schedule of units  based on your  Account  Value  (minus any  premium  tax that  applies)  at the time you elect to begin  receiving annuity  payments.  The  schedule  of units will vary  based on the  annuity  payment  option  selected,  the length of any certain  period  (if  applicable),  the  Annuitant's  age and  gender  (if  annuity  payments  are due for the  life of the
         Annuitant) and the Unit Value of the  Sub-Accounts  you initially  selected on the Issue Date. The calculation is performed for each Sub-Account,  and the sum of the Sub-Account  calculations  equals the amount of your annuity payment.  Other than to fund annuity  payments,  the number of units allocated to each Sub-Account will not change unless you transfer among the
         Sub-Accounts or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|      Stabilized Variable Payments (Option 6)
         ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined on the  annuitization  date. The schedule of units is established for each Sub-account you choose on the annuitization  date based on the  applicable  benchmark  rate and the  annuity  factors.  The annuity  factors  reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark rate, the annuitant's  attained age and gender (where  permitted).  Unlike  variable  payments  (described above) where each payment can vary based on Sub-account  performance,  this payment option cushions the immediate impact of
         Sub-account  performance by adjusting the length of the time during which annuity  payments will be made whether or not the
         Annuitant is alive while  generally  maintaining a level annuity  payment amount.  Sub-account  performance  that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark rate will  generally  shorten  the period.  If the period  reaches  zero and the  Annuitant  is still  alive,  Annuity  Payments continue,  however,  the annuity  payment amount will vary depending on Sub-account  performance,  similar to  conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option7)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?

The Annuity provides a Death Benefit during its  accumulation  period.  If the Annuity is owned by one or more natural persons,  the
Death  Benefit is payable  upon the first  death of an Owner.  If the  Annuity is owned by an entity,  the Death  Benefit is payable upon the Annuitant's  death, if there is no Contingent  Annuitant.  If a Contingent  Annuitant was designated before the Annuitant's death and the  Annuitant  dies,  then the  Contingent  Annuitant  becomes the Annuitant and a Death Benefit will not be paid at that time.  The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

The Annuity  provides a basic Death Benefit at no additional  charge.  The Insurance  Charge we deduct from Account Value  allocated to the  Sub-accounts  is used, in part, to pay us for the risk we assume in providing  the basic Death Benefit  guarantee  under the
Annuity.  The Annuity  also offers two  different  optional  Death  Benefits.  Either  benefit can be  purchased  for an  additional charge.  The additional charge is deducted to compensate  American Skandia for providing  increased  insurance  protection under the optional Death  Benefits.  Notwithstanding  the additional  protection  provided under the optional Death  Benefits,  the additional cost has the impact of reducing the net performance of the investment options.

Basic Death Benefit
The basic Death Benefit depends on the decedent's age on the date of death:

         If death occurs before the earlier of the  decedent's  age 90 or the end of the tenth  Annuity  Year:  The Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

         If death occurs after the earlier of the  decedent's  age 90 or the tenth Annuity  Year:  The Death Benefit is your Account
         Value.

OPTIONAL DEATH BENEFITS
You can purchase  either of two  optional  Death  Benefits  with your Annuity to provide an enhanced  level of  protection  for your beneficiaries.  We do not currently offer the Annuity with both optional Death Benefits.

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Currently,  these  benefits  are only  offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date,  allow  existing  Annuity Owners to purchase  either of the optional  Death  Benefits  subject to our rules and any changes or restrictions  in the  benefits.  Certain  terms and  conditions  may differ if you  purchase  your  Annuity as part of an  exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.
------------------------------------------------------------------------------------------------------------------------------------

Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide additional amounts to your Beneficiary that may be used to offset  federal and state taxes  payable on any taxable  gains in your  Annuity at the time of your death.  Whether  this benefit is appropriate for you may depend on your particular  circumstances,  including other financial resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in addition to the basic Death
Benefit.  If the Annuity has one Owner,  the Owner must be age 75 or less at the time the benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

------------------------------------------------------------------------------------------------------------------------------------
The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is being  offered  in those  jurisdictions  where we have  received regulatory  approval.  Certain terms and conditions may differ between  jurisdictions  once approved.  The benefit is currently only offered to Owners who  purchase  the  Annuity as a  "non-qualified"  investment.  We may make the  benefit  available  to Owners who purchase  the  Annuity as an IRA or other  "qualified"  investment  at a later  date.  Please  refer to the  section  entitled  "Tax
Considerations" for a discussion of special tax considerations for purchasers of this benefit.
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Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above

     PLUS

2.       50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

Death  Benefit  Amount  includes  your Account  Value and any amounts added to your Account Value under the basic Death Benefit when
----------------------
the Death Benefit is calculated.  Under the basic Death  Benefit,  amounts are added to your Account Value when the Account Value is less than Purchase Payments minus proportional withdrawals.

------------------------------------------------------------------------------------------------------------------------------------
The Enhanced  Beneficiary  Protection  Optional Death Benefit is subject to a maximum of 50% of all Purchase Payments applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------------

See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Guaranteed Minimum Death Benefit
If the Annuity has one Owner, the Owner must be age 80 or less at the time either optional Death Benefit is purchased.  If the
Annuity has joint Owners, the oldest Owner must be age 80 or less.  If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Guaranteed Minimum Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest
             -------------------------
     of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest  Anniversary  Value  equals the highest of all  previous  "Anniversary  Values" on or before the earlier of the
             ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as of each anniversary of the Issue Date plus the sum of all Purchase  Payments
             ------------------
     on or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.

|X|      A  Proportional  Reduction is a reduction to the value being  measured  caused by a withdrawal,  equaling the percentage of
            -----------------------
     the  withdrawal  as compared to the Account  Value as of the date of the  withdrawal.  For example,  if your  Account  Value is
     $10,000 and you withdraw  $2,000 (a 20% reduction),  we will reduce both your  Anniversary  Value and the amount  determined by
     Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the  Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2.       the sum of all Purchase  Payments minus the sum of all  Proportional  Reductions,  each increasing  daily until the Owner's date of  death  at a rate of  5.0%,  subject  to a limit of 200% of the  difference  between  the sum of all  Purchase
              Payments and the sum of all withdrawals as of the Owner's date of death; and
3.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the Account  Value as of the date we receive in writing  "due proof of death" (an MVA may be  applicable  to amounts in any
              Fixed Allocations); and
2.       the greater of Item 2 & 3 above on the Death  Benefit  Target Date plus the sum of all  Purchase  Payments  less the sum of all Proportional Reductions since the Death Benefit Target Date.

Annuities with joint Owners
For  Annuities  with Joint  Owners,  the Death  Benefit is  calculated as shown above except that the age of the oldest of the Joint
Owners is used to  determine  the Death  Benefit  Target Date.  NOTE:  If you and your spouse own the Annuity  jointly,  we will pay the Death Benefit to the  Beneficiary.  If the sole primary  Beneficiary  is the  surviving  spouse,  then the surviving  spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is calculated as shown above except that the age of the Annuitant is used to determine  the Death  Benefit  Target  Date.  Payment of the Death  Benefit is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional Death Benefit at any time. Upon termination,  you will be required to pay a pro-rata  portion of the annual charge for the benefit.  The Guaranteed  Minimum Death Benefit cannot be terminated once it is elected.  Both optional  Death  Benefits will  terminate  automatically  on the Annuity Date. We may also  terminate the optional
Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

How much do you charge for the optional Death Benefit?
We deduct a charge from your Account Value if you elect to purchase  either  optional  Death  Benefit.  No charge  applies after the
Annuity Date.  We deduct the charge:

1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only).

If you  surrender  the  Annuity,  elect to begin  receiving  annuity  payments  or  terminate  the  benefit  on a date other than an anniversary  of the Issue  Date,  the charge  will be  prorated.  During the first year  after the Issue  Date,  the charge  will be prorated from the Issue Date.  In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first deduct the amount of the charge  pro-rata from the Account  Value in the variable  investment  options.  We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient  Account Value in the variable  investment options to pay the charge.  If your Annuity's  Account Value is insufficient to pay the charge,  we may deduct your remaining Account Value and terminate  your  Annuity.  We will notify you if your  Account  Value is  insufficient  to pay the charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series of annuity  payments  not  extending  beyond the life  expectancy  of the  Beneficiary  or over the life of the
         Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an  election  prior to death  benefit  proceeds  becoming  due, a  Beneficiary  can elect to receive  the Death
Benefit  proceeds as a series of fixed annuity  payments  (Annuity  Payment Option 1-4) or as a series of variable  annuity payments
(Annuity Payment Option 1-3 or 5-7).  See the section entitled "What Types of Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your  spouse own the Annuity  jointly,  we assume that the sole  primary
Beneficiary will be the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative
Beneficiary  designation,  the spouse  Beneficiary may elect to assume  ownership of the Annuity instead of taking the Death Benefit payment.  Any Death Benefit  (including any optional Death  Benefits)  that would have been payable to the  Beneficiary  will become the new  Account  Value as of the date we receive due proof of death and any  required  proof of a spousal  relationship.  As of the date the  assumption is  effective,  the  surviving  spouse will have all the rights and benefits that would be available  under the
Annuity to a new  purchaser of the same  attained  age.  For purposes of  determining  any future  Death  Benefit for the  surviving spouse,  the new Account Value will be  considered as the initial  Purchase  Payment.  No CDSC will apply to the new Account  Value.
However,  any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity.

See the section  entitled  "Managing  Your Annuity - Spousal  Contingent  Annuitant"  for a discussion of the treatment of a spousal
Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

Inherited IRA Death Benefit Payout
The Code  provides for  alternative  death benefit  payment  options when an Annuity is used as an IRA,  403(b) or other  "qualified investment" that requires Minimum  Distributions.  The available  payment options will depend on whether the Owner died on or before the date he or she was  required  to begin  receiving  Minimum  Distributions  under the Code and  whether  the  Beneficiary  is the surviving spouse.

|X|      If death  occurs  before the date Minimum  Distributions  must begin under the Code,  the Death  Benefit can be paid out in either a lump  sum,  within  five  years  from the date of death,  or over the life or life  expectancy  of the  designated
         Beneficiary  (as long as payments begin by December 31st of the year following the year of death).  However,  if the spouse is the  Beneficiary,  the Death  Benefit can be paid out over the life or life  expectancy of the spouse with such payments beginning no earlier than  December 31 of the year  following  the year of death or December  31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

|X|      If death occurs  after the date  Minimum  Distributions  must begin under the Code,  the Death  Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary has the flexibility to take out more each year than required under the Minimum  Distribution  rules.  Until withdrawn, amounts in an IRA,  403(b) or other  "qualified  investment"  continue to be tax deferred.  Amounts  withdrawn each year,  including amounts  that are  required to be  withdrawn  under the Minimum  Distribution  rules,  are subject to tax. You may wish to consult a professional  tax advisor for tax advice as to your  particular  situation.  See the section  entitled "How are  Distributions  From
Qualified Contracts Taxed? - Minimum Distributions after age 70 1/2."

Are there any exceptions to these rules for paying the Death Benefit?
Yes,  there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the Death Benefit if the  decedent  was not the Owner or  Annuitant  as of the Issue  Date and did not  become  the Owner or  Annuitant  due to the prior
Owner's or  Annuitant's  death.  Any minimum Death Benefit that applies will be suspended for a two-year  period from the date he or she first became Owner or Annuitant.  After the two-year  suspension  period is completed,  the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We determine the amount of the Death  Benefit as of the date we receive "due proof of death" and any other  written  representations we  require  to  determine  the  proper  payment of the Death  Benefit  to all  Beneficiaries.  "Due  proof of death" may  include a certified  copy of a death  certificate,  a certified  copy of a decree of a court of  competent  jurisdiction  as to the finding of death or other  satisfactory  proof of death.  Upon our receipt of "due proof of death" we automatically  transfer the Death Benefit to the AST Money  Market  Sub-Account  until we further  determine  the  universe of eligible  Beneficiaries.  Once the  universe of eligible  Beneficiaries  has been determined  each eligible  Beneficiary may allocate his or her eligible share of the Death Benefit to the Sub-Accounts according to our rules.

Each  Beneficiary  must make an  election  as to the method  they wish to receive  their  portion  of the Death  Benefit.  Absent an election  of a  Death  Benefit  payment  method,  no  Death  Benefit  can  be  paid  to the  Beneficiary.  We  may  require  written acknowledgment  of all named  Beneficiaries  before we can pay the Death Benefit.  During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation  period,  the Annuity has an Account Value. The Account Value is determined  separately for each Sub-account allocation and for each Fixed  Allocation.  The Account Value is the sum of the values of each Sub-account  allocation and the value of each Fixed  Allocation.  When  determining  the  Account  Value on any day other than a Fixed  Allocation's  Maturity  Date,  the
Account Value may include any Market Value  Adjustment that would apply to a Fixed  Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value  available to you on any day during the  accumulation  period.  The Surrender Value is equal to your  Account  Value minus the Annual  Maintenance  Fee and the charge for any optional  Death  Benefit.  The  Surrender
Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you  allocate  Account  Value  to a  Sub-Account,  you are  purchasing  units  of the  Sub-account.  Each  Sub-account  invests exclusively  in  shares  of an  underlying  Portfolio.  The  value of the  Units  fluctuate  with  the  market  fluctuations  of the
Portfolios.  The value of the Units also reflect the daily accrual for the Insurance Charge.

Each  Valuation  Day, we determine  the price for a Unit of each  Sub-account,  called the "Unit  Price." The Unit Price is used for determining  the value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the number of Units  involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a Sub-account.  On the Valuation Day you make the allocation,  the Unit Price is $14.83.  Your $5,000 buys  337.154  Units of the  Sub-account.  Assume  that  later,  you wish to  transfer  $3,000  of your  Account  Value  out of that
Sub-account  and  into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit  Price of the  original
Sub-account  has  increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477
Units.  We then buy $3,000 of Units of the new  Sub-account  at the Unit Price of $17.83.  You would then have 168.255  Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the initial value allocated to a Fixed  Allocation plus all interest  credited to a Fixed  Allocation as of the date  calculated.
The Interim  Value does not include the impact of any Market  Value  Adjustment.  If you made any  transfers or  withdrawals  from a
Fixed  Allocation,  the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were  withdrawn.  To determine  the Account Value of a Fixed  Allocation  on any day other than its Maturity  Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?

Initial  Purchase  Payments:  We are required to allocate  your initial  Purchase  Payment to the  Sub-accounts  within two (2) days after we receive  all of our  requirements  to issue the  Annuity.  If we do not have all the  required  information  to allow us to issue your  Annuity,  we may retain  the  Purchase  Payment  while we try to reach you or your  representative  to obtain all of our requirements.  If we are unable to obtain all of our  required  information  within  five (5) days,  we are  required  to return the
Purchase  Payment to you at that time,  unless you  specifically  consent to our retaining the Purchase  Payment while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase  Payment and issue the Annuity within two (2) days.  During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will apply any  additional  Purchase  Payments on the Valuation Day that we receive the Purchase
Payment with satisfactory instructions.

Scheduled  Transactions:  "Scheduled"  transactions  include  transfers  under  a  Dollar  Cost  Averaging,  rebalancing,  or  asset allocation program,  Systematic  Withdrawals,  Minimum Distributions or annuity payments.  Scheduled  transactions are processed and valued as of the date they are scheduled,  unless the scheduled day is not a Valuation Day. In that case,  the  transaction  will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled  Transactions:   "Unscheduled"  transactions  include  any  other  non-scheduled  transfers  and  requests  for  Partial
Withdrawals  or  Surrenders.  Unscheduled  transactions  are  processed and valued as of the Valuation Day we receive the request at our Office in good order.

Death  Benefits:  Death Benefit claims require our review and evaluation  before  processing.  We price such  transactions as of the date we receive at our Office all materials we require for such transaction and that are satisfactory to us.

Transactions in Rydex and ProFunds VP Sub-accounts:  Generally,  purchase or redemption orders or transfer requests must be received by us by no later than the close of the New York  Stock  Exchange  to be  processed  on the  current  Valuation  Day.  However,  any purchase or redemption  order or transfer  request  involving the Rydex or ProFunds VP Sub-accounts  must be received by us no later than one hour prior to any  announced  closing of the  applicable  securities  exchange  (generally,  3:00 p.m.  Eastern time) to be processed  on the current  Valuation  Day.  The  "cut-off"  time for such  financial  transactions  involving a Rydex or ProFunds VP
Sub-account  will be  extended  to1/2hour prior to any  announced  closing  (generally,  3:30 p.m.  Eastern  time) for  transactions submitted  electronically  through American Skandia's Internet website  (www.americanskandia.com).  You cannot request a transaction involving  the  purchase,  redemption or transfer of Units in one of the Rydex or ProFunds VP  Sub-accounts  between the  applicable
"cut-off" time and 4:00 p.m.  Transactions received after 4:00 p.m. will be treated as received by us on the next Valuation Day.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following is a brief summary of some of the Federal tax  considerations  relating to this Annuity.  However,  since the tax laws are complex and tax consequences are affected by your individual  circumstances,  this summary of our interpretation of the relevant tax laws is not  intended  to be  fully  comprehensive  nor is it  intended  as tax  advice.  Therefore,  you  may  wish  to  consult  a professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate  Accounts are taxed as part of American  Skandia.  American Skandia is taxed as a life insurance  company under Part I, subchapter  L of the Code.  No taxes are due on  interest,  dividends  and  short-term  or  long-term  capital  gains  earned by the
Separate Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code governs the taxation of annuities in general.  Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension plan,  profit  sharing plan or other  retirement  arrangement  that is eligible for special  treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more  individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any increase in the value of the Annuity  until an amount is received (a  "distribution").  This is  commonly  referred to as "tax  deferral".  A distribution  can be in the form of a lump sum payment  including  payment of a Death Benefit,  or in annuity  payments under one of the annuity payment options.  Certain other transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the Annuity must currently  include  any  increase in the value of the Annuity  during a tax year in its gross  income.  An  exception  from  current taxation  applies for annuities held by an employer with respect to a terminated  tax-qualified  retirement plan, a trust holding an annuity as an agent for a natural  person,  or by a decedent's  estate by reason of the death of the decedent.  A tax-exempt  entity for Federal tax purposes will not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions  Before  Annuitization:  Distributions  received before annuity  payments begin are generally  treated as coming first from "income on the contract" and then as a return of the  "investment  in the  contract".  The amount of any  distribution  that is treated  as receipt of  "income  on the  contract"  is  includible  in the  taxpayer's  gross  income and  taxable in the year it is received.  The amount of any  distribution  treated as a return of the  "investment  in the  contract"  is not  includible  in gross income.

|X|      "Income on the  contract" is calculated by  subtracting  the  taxpayer's  "investment  in the contract"  from the aggregate value of all "related contracts" (discussed below).
|X|      "Investment  in the  contract"  is equal to  total  purchase  payments  for all  "related  contracts"  minus  any  previous distributions  or portions of such  distributions  from such  "related  contracts"  that were not  includible  in gross income.
     "Investment  in the  contract"  may be affected by whether an annuity or any  "related  contract"  was  purchased  as part of a tax-free  exchange of life insurance,  endowment,  or annuity  contracts under Section 1035 of the Code. The "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each  annuity  payment  received on or after the Annuity  Date will  generally be taxable.  The taxable  portion of each annuity  payment is determined by a formula which  establishes the ratio that the "investment in the contract"  bears to the total value of annuity  payments to be made.  This is called the  "exclusion  ratio." The  investment in the contract is excluded  from gross income.  Any portion of an annuity  payment  received that exceeds the exclusion  ratio will be entirely  includible  in gross  income.  The formula for  determining  the  exclusion  ratio  differs  between fixed and variable annuity  payments.  When annuity  payments  cease  because of the death of the person upon whose life  payments are based and, as of the date of death,  the  amount of  annuity  payments  excluded  from  taxable  income by the  exclusion  ratio  does not exceed the
"investment in the contract," then the remaining  portion of unrecovered  investment is allowed as a deduction by the beneficiary in the tax year of such death.

Penalty Tax on  Distributions:  Generally,  any  distribution  from an annuity  not used in  conjunction  with a Qualified  Contract
(Qualified  Contracts are  discussed  below) is subject to a penalty  equal to 10% of the amount  includible  in gross income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled;
|X|      Distributions  which are part of a series of  substantially  equal periodic  payments for the life (or life  expectancy) of the taxpayer (or the joint lives of the taxpayer and the taxpayer's Beneficiary);
|X|      Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the termination of a qualified pension plan that is held by the employer until the employee separates from service.

Special rules  applicable to "related  contracts":  Contracts  issued by the same insurer to the same contract owner within the same calendar year (other than certain  contracts owned in connection with a tax-qualified  retirement  arrangement) are to be treated as one annuity contract when determining the taxation of distributions  before  annuitization.  We refer to these contracts as "related contracts."  In situations  involving  related  contracts we believe that the values under such  contracts and the investment in the contracts  will be added  together to determine the proper  taxation of a  distribution  from any one contract  described  under the section  "Distributions  before  Annuitization."  Generally,  distributions  will be  treated  as coming  first  from  income on the contract  until all of the  income on all such  related  contracts  is  withdrawn,  and then as a return  of the  investment  in the contract.  There is some uncertainty  regarding the manner in which the Internal  Revenue Service would view related  contracts when one or more  contracts are immediate  annuities or are contracts that have been  annuitized.  The Internal  Revenue  Service has not issued guidance  clarifying this issue as of the date of this Prospectus.  You are  particularly  cautioned to seek advice from your own tax advisor on this matter.

Special  concerns  regarding  "substantially  equal  periodic  payments":  (also  known as  "72(t)" or  "72(q)"  distributions)  Any modification to a program of  distributions  which are part of a series of substantially  equal periodic  payments that occur before the later of the taxpayer  reaching age 59 1/2or five (5) years from the first of such payments will result in the  requirement to pay the 10%  premature  distribution  penalty  that would have been due had the payments  been  treated as subject to the 10%  premature distribution  penalty in the years  received,  plus  interest.  This does not apply when the  modification  is by reason of death or disability.  American Skandia does not currently support a section 72(q) program.

Special concerns regarding immediate  annuities:  The Internal Revenue Service has ruled that the immediate annuity exception to the
10% penalty described above under "Penalty Tax on Distributions" for  "non-qualified"  immediate annuities as defined under the Code may not apply to annuity payments under a contract  recognized as an immediate  annuity under state insurance law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the exchanged  contract  were  contributed  or deemed to be  contributed more than one year  prior to the  annuity  starting  date  under the  immediate  annuity;  and (b) the  annuity  payments  under the immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free  exchanges under Section 1035:  Section 1035 of the Code permits certain tax-free exchanges of a life insurance,  annuity or endowment  contract for an annuity.  If an annuity is purchased  through a tax-free exchange of a life insurance,  annuity or endowment contract that was purchased prior to August 14, 1982, then any distributions  other than as annuity payments will be considered to come:
|X|      First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any "income on the  contract"  that is  attributable  to the  purchase  payments  made prior to August 14, 1982
       (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a distribution is equal to or less than the remaining  investment in the contract made prior to August 14,
1982,  such amounts are not included in taxable  income.  Further,  distributions  received  that are  considered  to be a return of investment on the contract from purchase  payments made prior to August 14, 1982, such  distributions are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders  may be treated in the same way as tax-free  1035  exchanges of entire  contracts,  therefore  avoiding  current taxation  of any gains in the  contract  as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved  the right to treat  transactions it considers abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be considered  abusive.  For example,  we do not know how the IRS may view early withdrawals or annuitizations after a  partial  exchange.  As of the  date of this  prospectus,  we will  treat a  partial  surrender  of this  type  involving  a non-qualified  annuity  contract as a "tax-free"  exchange  for future tax  reporting  purposes,  except to the extent that we, as a reporting and withholding agent,  believe that we would be expected to deem the transaction to be abusive.  However,  some insurance companies may not recognize  these partial  surrenders  as tax-free  exchanges and may report them as taxable  distributions  to the extent of any gain  distributed  as well as subjecting the taxable  portion of the  distribution  to the 10% IRS early  distribution penalty.  We  strongly  urge you to  discuss  any  transaction  of this  type  with  your tax  advisor  before  proceeding  with the transaction.

There is no guidance from the Internal Revenue Service as to whether a partial  exchange from a life insurance  contract is eligible for  non-recognition  treatment  under Section 1035 of the Code. We will continue to report a partial  surrender of a life insurance policy as subject to current  taxation to the extent of any gain.  In addition,  please be cautioned  that no specific  guidance has been provided as to the impact of such a transaction  for the remaining life  insurance  policy,  particularly  as to the subsequent methods  to be used to test for  compliance  under  the Code for both the  definition  of life  insurance  and the  definition  of a modified endowment contract.

Special  Considerations  for  Purchasers of the Enhanced  Beneficiary  Protection  Optional  Death  Benefit:  As of the date of this
Prospectus,  it is our understanding  that the charges related to the optional Death Benefit are not subject to current taxation and we will not  report  them as such.  However,  the IRS could  take the  position  that  these  charges  should be  treated as partial withdrawals  subject to current  taxation to the extent of any gain and, if  applicable,  the 10% tax penalty.  We reserve the right to report charges for the optional Death Benefit as partial  withdrawals if we, as a reporting and withholding  agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding vehicle for various types of  tax-qualified  retirement  plans.  We have provided  summaries of the types of  tax-qualified  retirement  plans with which we may issue an Annuity.  These summaries  provide general  information about the tax rules and are not intended to be complete  discussions.  The tax rules regarding  qualified  plans are complex.  These rules may include  limitations on contributions and restrictions on distributions,  including  additional  taxation of distributions and  additional  penalties.  The terms and  conditions  of the  tax-qualified  retirement  plan may  impose  other  limitations  and restrictions  that are in addition to the terms of the Annuity.  The  application  of these rules  depends on  individual  facts and circumstances.  Before  purchasing an Annuity for use in a qualified  plan, you should obtain  competent tax advice,  both as to the tax treatment and suitability of such an investment.  American  Skandia does not offer all of its annuities to all of these types of tax-qualified retirement plans.

Corporate  Pension and  Profit-sharing  Plans:  Annuities may be used to fund  employee  benefits of various  corporate  pension and profit-sharing  plans  established by corporate  employers  under Section 401(a) of the Code including  401(k) plans.  Contributions to such plans are not taxable to the employee until  distributions  are made from the retirement plan. The Code imposes  limitations on the amount that may be contributed  and the timing of  distributions.  The tax treatment of  distributions  is subject to special provisions of the Code, and also depends on the design of the specific  retirement plan.  There are also special  requirements as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R. 10 Plans:  Annuities  may also be used to fund  benefits of retirement  plans  established  by  self-employed  individuals  for themselves and their  employees.  These are commonly  known as "H.R. 10 Plans" or "Keogh Plans".  These plans are subject to most of the same types of limitations and  requirements as retirement  plans  established by corporations.  However,  the exact  limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which  contributions may be  made  by  certain  qualifying  employers  such  as  public  schools  and  certain  charitable,  educational  and  scientific organizations  specified  in Section  501(c)(3)  for the  benefit of their  employees.  Such  contributions  are not  taxable to the employee  until  distributions  are made from the TSA.  The Code  imposes  limits on  contributions,  transfers  and  distributions.
Nondiscrimination requirements also apply.

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Under a TSA, you may be prohibited from taking  distributions  from the contract  attributable to  contributions  made pursuant to a salary reduction agreement unless the distribution is made:
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|X|      After the participating employee attains age 59 1/2;
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|X|      Upon separation from service, death or disability; or
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|X|      In the case of financial hardship (subject to restrictions).
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Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established by governmental and certain other tax exempt  employers  for their  employees  may invest in annuity  contracts.  The Code limits  contributions  and  distributions,  and imposes  eligibility  requirements as well.  Contributions  are not taxable to employees until  distributed from the plan.  However, plan assets  remain the  property of the  employer  and are subject to the claims of the  employer's  general  creditors  until such assets are made available to participants or their beneficiaries.

Individual  Retirement Programs or "IRAs":  Section 408 of the Code allows eligible individuals to maintain an individual retirement account or individual  retirement  annuity  ("IRA").  IRAs are subject to  limitations  on the amount that may be  contributed,  the contributions  that may be deducted  from  taxable  income,  the persons who may be eligible to  establish  an IRA and the time when distributions  must commence.  Further,  an Annuity may be established with  "roll-over"  distributions  from certain  tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth IRAs:  A form of IRA is also  available  called a "Roth  IRA".  Contributions  to a Roth IRA are not tax  deductible.  However, distributions  from a Roth IRA are free from  Federal  income taxes and are not subject to the 10% penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion from a traditional  IRA was made and the  distribution is made
                                                                                                       ---
(a) once the taxpayer is age 59 1/2or older,  (b) upon the death or disability of the taxpayer,  or (c) for qualified  first-time home buyer expenses,  subject to certain  limitations.  Distributions  from a Roth IRA that are not "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs and Roth  IRAs  will  receive a  special  disclosure  document,  which  describes  limitations  on  eligibility, contributions,  transferability  and  distributions.  It also  describes  the  conditions  under which  distributions  from IRAs and qualified plans may be rolled over or transferred into an IRA on a tax-deferred  basis and the conditions under which  distributions from traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that meet  specified  criteria may  establish  Simplified  Employee  Pensions or SEP IRAs.  Employer
contributions  that may be made to employee SEP IRAs are larger than the amounts that may be  contributed  to other IRAs, and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts are generally  taxed under  Section 72 of the Code.  Under these rules,  a portion of each distribution  may be excludable  from income.  The  excludable  amount is the proportion of a  distribution  representing  after-tax contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a distribution from a Qualified  Contract made prior to age 59 1/2.  However, the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent to the death or  disability  of the taxpayer (for this purpose  disability is as defined in Section  72(m)(7)
     of the Code);
|X|      is part of a series  of  substantially  equal  periodic  payments  to be paid not less  frequently  than  annually  for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care*;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*; and
|X|      is made pursuant to an IRS levy.

The exceptions above which are followed by an asterisk (*) do not apply to IRAs.  Certain other exceptions may be available.

Minimum  Distributions  after age 70 1/2: A participant's  interest in a Qualified Contract must generally be distributed,  or begin to be distributed, by the "required beginning date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar  year in which the  individual  retires from service with the employer  sponsoring  the plan.  The  retirement option is not available to IRAs.

The IRS has released proposed  Treasury  regulations  containing new Minimum  Distribution  rules.  Under the new rules, the Minimum
Distribution  amount  will be lower  for the vast  majority  of  individuals.  The new  rules are  available,  at the  option of the individual,  for  Minimum  Distributions  required  in the year 2001.  For Minimum  Distributions  required in 2002 and beyond,  the individual must utilize the new Minimum Distribution rules.

Under existing  Minimum  Distribution  rules,  the  participant's  entire  interest must be distributed  beginning no later than the required  beginning date over a period which may not extend beyond a maximum of the life or life  expectancy of the  participant (or the life  expectancies  of the owner and a  designated  beneficiary).  Each  annual  distribution  must  equal or exceed a  "minimum distribution  amount" which is determined by dividing the account value by the applicable  life expectancy or pursuant to an annuity payout.  If the account  balance is used,  it generally is based upon the Account  Value as of the close of business on the last day of the previous calendar year.

If the  participant  dies before  reaching his or her  "required  beginning  date",  his or her entire  interest  must  generally be distributed  within five (5) years of death.  However,  this rule will be deemed satisfied if  distributions  begin before the close of the calendar year following death to a designated  beneficiary (or over a period not extending  beyond the life expectancy of the beneficiary).  If the Beneficiary is the individual's surviving spouse,  distributions may be delayed until the deceased owner would have  attained  age 701/2. A  surviving  spouse  would  also have the  option to assume the IRA as his or her own if he or she is the sole designated  beneficiary.  If a participant dies after reaching his or her required  beginning date or after  distributions have commenced,  the  individual's  interest must  generally be distributed  at least as rapidly as under the method of  distribution  in effect at the time of the individual's death.

If the amount  distributed is less than the minimum  required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

Under the new Minimum  Distribution  rules, a uniform life expectancy table will be utilized by all participants except those with a spouse who is more than ten (10)  years  younger  than the  participant.  In that case,  the new rules  permit  the  participant  to utilize the actual life  expectancies of the  participant  and the spouse.  In addition,  the designated  beneficiary  under the new rules  is not  determined  until  December  31 of the year  following  the  year of the  participant's  death.  In most  cases,  the beneficiary  may be  changed  during  the  participant's  lifetime  with no  affect on the  Minimum  Distributions.  At  death,  the designated  Beneficiary  may take  Minimum  Distributions  over  his/her  life  expectancy  or in a lump sum.  In the  absence  of a designated beneficiary, the beneficiary may take a lump sum or distributions over five (5) years.

It is  important  to note that the new  Minimum  Distribution  rules may not apply to certain  qualified  retirement  plans (at this time), but currently generally apply to IRA's and 403(b)'s.

GENERAL TAX CONSIDERATIONS

Diversification:  Section  817(h) of the Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of  insurance  companies).  If the  diversification  requirements  under the Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the  contract.  The Treasury  Department's  regulations prescribe the diversification  requirements for variable annuity contracts.  We believe the underlying mutual fund portfolios should comply with the terms of these regulations.

Transfers Between Investment  Options:  Transfers between investment  options are not subject to taxation.  The Treasury  Department may  promulgate  guidelines  under  which a variable  annuity  will not be treated as an annuity for tax  purposes  if persons  with ownership  rights have excessive  control over the  investments  underlying  such variable  annuity.  Such guidelines may or may not address the number of investment  options or the number of transfers  between  investment  options offered under a variable annuity.
It is not known whether such guidelines,  if in fact promulgated,  would have retroactive  effect. It is also not known what effect, if any, such guidelines may have on transfers  between the investment  options of the Annuity offered  pursuant to this  Prospectus.
We will take any action,  including  modifications to your Annuity or the  Sub-accounts,  required to comply with such guidelines if promulgated.

Federal  Income Tax  Withholding:  Section  3405 of the Code  provides  for  Federal  income  tax  withholding  on the  portion of a distribution  which is  includible  in the gross  income of the  recipient.  Amounts to be  withheld  depend  upon the nature of the distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes  withheld or have income  taxes withheld at a different rate by filing a completed election form with us.

Certain  distributions,  known as  eligible  rollover  distributions,  from  Qualified  Contracts,  are  subject  to  automatic  20%
withholding for Federal income taxes. The following  distributions  are not eligible  rollover  distributions and not subject to 20%
withholding::
|X|      any portion of a distribution paid as Minimum Distributions;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal periodic  payments for the life or life  expectancy of the  participant in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan;
|X|      distributions  that are part of a series of substantial  periodic  payments pursuant to Section 72(q) or 72(t) of the Code;
     and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments  and Pledges:  Any amount  received  directly or indirectly  as a loan from, or any  assignment or pledge of any portion of the value of, an annuity before annuity  payments have begun are treated as a distribution  subject to taxation under the distribution  rules set forth  above.  Any gain in an annuity on or after the  assignment  or pledge of an entire  annuity and while such  assignment  or pledge  remains  in effect is  treated as  "income  on the  contract"  in the year in which it is  earned.  For annuities not issued as Qualified  Contracts,  the cost basis of the annuity is increased by the amount of any  assignment or pledge includible  in gross  income.  The cost basis is not affected by any repayment of any loan for which the annuity is collateral or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone  other than the spouse of the owner (or former  spouse  incident to a divorce) is treated, for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain  competent tax advice with respect to possible  federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code  certain  taxes may be due when all or part of an  annuity is  transferred  to, or a death  benefit is paid to, an  individual  two or more  generations  younger than the  contract  holder.  These  generation-skipping transfers  generally  include those subject to federal  estate or gift tax rules.  There is an aggregate $1 million  exemption  from taxes for all such  transfers.  We may be required to determine  whether a  transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations  for Contingent  Annuitants:  There may be adverse tax consequences if a contingent  annuitant  succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor  qualifies  for preferred  treatment  under certain  sections of the Code.  In general,  the Code is designed  to prevent  indefinite  deferral  of tax.  Continuing  the benefit of tax  deferral by naming one or more contingent  annuitants  when the Annuity is owned by a  non-qualified  trust might be deemed an attempt to extend the tax deferral for an indefinite  period.  Therefore,  adverse tax treatment may depend on the terms of the trust, who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor  before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your prior  consent,  to provide  any  prospectus,  prospectus  supplements,  confirmations,  statements  and  reports  required  by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic  means, including  diskettes or CD ROMs. We send a confirmation  statement to you each time a transaction  is made affecting  Account Value, such as making additional Purchase Payments,  transfers,  exchanges or withdrawals.  We also send quarterly statements detailing the activity  affecting your Annuity during the calendar quarter.  You may request  additional  reports.  We reserve the right to charge up to $50 for each such additional  report.  Instead of immediately  confirming  transactions made pursuant to some type of periodic transfer  program (such as a dollar cost averaging  program) or a periodic  Purchase  Payment  program,  such as a salary  reduction arrangement,  we may confirm such  transactions  in quarterly  statements.  You should review the  information  in these  statements carefully.

All errors or  corrections  must be reported to us at our Office as soon as possible to assure  proper  accounting  to your Annuity.
For transactions  that are confirmed  immediately,  we assume all transactions are accurate unless you notify us otherwise within 10 days from the date you receive the  confirmation.  For transactions  that are only confirmed on the quarterly  statement,  we assume all  transactions  are  accurate  unless  you  notify us  within 10 days from the date you  receive  the  quarterly  statement.  All transactions  confirmed  immediately or by quarterly  statement are deemed  conclusive  after the applicable  10-day period.  We may also send an annual report and a semi-annual  report  containing  applicable  financial  statements,  as of December 31 and June 30, respectively,  to Owners or, with your prior consent, make such documents available  electronically  through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in Connecticut with licenses in all 50 states and the District of Columbia.  American Skandia is a wholly-owned  subsidiary of American  Skandia,  Inc., formerly known as American  Skandia  Investment  Holding  Corporation,  whose ultimate parent is Skandia  Insurance  Company Ltd., a
Swedish  company.  American  Skandia  markets its  products to  broker-dealers  and  financial  planners  through an internal  field marketing staff. In addition,  American Skandia markets through and in conjunction  with financial  institutions  such as banks that are permitted directly, or through affiliates, to sell annuities.

American Skandia is in the business of issuing variable annuity and variable life insurance  contracts.  American Skandia  currently offers the following  products:  (a) flexible  premium  deferred  annuities and single  premium fixed  deferred  annuities  that are registered  with the SEC; (b) certain  other fixed  deferred  annuities  that are not  registered  with the SEC;  (c) certain  group variable  annuities  that are exempt from  registration  with the SEC that serve as funding  vehicles for various types of qualified pension and profit sharing plans;  (d) a single premium  variable life insurance  policy that is registered  with the SEC; and (e) a flexible premium life insurance policy that is registered with the SEC.

WHAT ARE SEPARATE ACCOUNTS?
The assets  supporting  our  obligations  under the Annuities may be held in various  accounts,  depending on the  obligation  being supported.  In the accumulation  period,  assets supporting Account Values are held in separate accounts  established under the laws of the State of  Connecticut.  We are the legal owner of assets in the separate  accounts.  In the payout phase,  assets  supporting fixed annuity  payments and any adjustable  annuity payments we make available are held in our general  account.  Income,  gains and losses from assets  allocated to these  separate  accounts are credited to or charged  against each such  separate  account  without regard to other  income,  gains or losses of American  Skandia or of any other of our  separate  accounts.  These assets may only be charged with liabilities  which arise from the annuity contracts issued by American Skandia Life Assurance  Corporation.  The amount of our obligation in relation to  allocations  to the  Sub-accounts  is based on the  investment  performance of such  Sub-accounts.
However, the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in Class 1 Sub-accounts of American Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account
B". Separate  Account B consists of multiple  Sub-accounts.  The name of each Sub-account  generally  corresponds to the name of the underlying  Portfolio.  The names of each Sub-account are shown in the Statement of Additional  Information.  Separate Account B was
established by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary according to the investment  performance of Separate  Account B. The  Sub-accounts  offered  pursuant to this
Prospectus are all Class 1 Sub-accounts  of Separate  Account B. Each class of  Sub-accounts  in Separate  Account B has a different level of charges assessed against such  Sub-accounts.  You will find additional  information about these underlying mutual funds and portfolios in the prospectuses for such funds.

Separate  Account B is  registered  with the SEC under the  Investment  Company  Act of 1940  ("Investment  Company  Act") as a unit investment  trust,  which is a type of  investment  company.  This does not involve  any  supervision  by the SEC of the  investment policies,  management  or  practices of Separate  Account B. Each  Sub-account  invests only in a single  mutual fund or mutual fund portfolio.

We reserve the right to make  changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new  Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts  at our sole  discretion.  We may also close  Sub-accounts to additional  Purchase  Payments on existing Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates.  We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or  portfolio  of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are required to obtain under the  Investment  Company  Act of 1940.  We will  notify  Owners of changes  we make to the  Sub-accounts  available  under the
Annuity.

Values and benefits based on  allocations to the  Sub-accounts  will vary with the investment  performance of the underlying  mutual funds or fund  portfolios,  as  applicable.  We do not  guarantee  the  investment  results of any  Sub-account.  Your Account Value allocated to the Sub-accounts may increase or decrease.  You bear the entire investment risk.

Separate Account D
During the  accumulation  period,  assets  supporting our obligations  based on Fixed  Allocations are held in American Skandia Life
Assurance  Corporation  Separate  Account  D, also  referred  to as  Separate  Account  D. Such  obligations  are based on the fixed interest  rates we credit to Fixed  Allocations  and the terms of the Annuities.  These  obligations do not depend on the investment performance of the assets in Separate Account D.  Separate Account D was established by us pursuant to Connecticut law.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We have sole discretion over the investment  managers  retained to manage the assets  maintained in Separate Account D. Each manager we employ is  responsible  for  investment  management of a different  portion of Separate  Account D. From time to time  additional investment  managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s).

We are not obligated to invest  according to specific  guidelines or strategies  except as may be required by Connecticut  and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the underlying  mutual fund portfolios are sold to separate  accounts of life insurance  companies  offering variable annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the underlying  mutual funds in which the  Sub-accounts  invest.  However,  under SEC rules, you have voting  rights in relation  to Account  Value  maintained  in the  Sub-accounts.  If an  underlying  mutual fund  portfolio requests a vote of  shareholders,  we will vote our shares in the manner  directed by Owners with  Account  Value  allocated to that
Sub-account.  Owners have the right to vote an amount equal to the number of shares  attributable to their  contracts.  If we do not receive  voting  instructions  in relation to certain  shares,  we will vote those shares in the same manner and  proportion  as the shares for which we have  received  instructions.  We will furnish  those Owners who have Account  Value  allocated to a Sub-account whose  underlying  mutual  fund  portfolio  has  requested  a  "proxy"  vote  with the  necessary  forms to  provide  us with  their instructions.  Generally,  you will be asked to  provide  instructions  for us to vote on matters  such as changes in a  fundamental investment  strategy,  adoption of a new  investment  advisory  agreement,  or matters  relating to the structure of the  underlying mutual fund that require a vote of shareholders.

American  Skandia  Trust (the  "Trust") has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

Material Conflicts
It is possible that  differences  may occur between  companies  that offer shares of an  underlying  mutual fund  portfolio to their respective  separate  accounts  issuing  variable  annuities  and/or  variable life insurance  products.  Differences may also occur surrounding the offering of an underlying  mutual fund portfolio to variable life insurance  policies and variable annuity contracts that we offer.  Under certain  circumstances,  these  differences could be considered  "material  conflicts," in which case we would take  necessary  action to protect  persons with voting rights under our variable  annuity  contracts  and variable  life  insurance policies  against  persons  with  voting  rights  under other  insurance  companies'  variable  insurance  products.  If a "material conflict" were to arise between owners of variable  annuity  contracts and variable life  insurance  policies  issued by us we would take  necessary  action to treat such  persons  equitably  in  resolving  the  conflict.  "Material  conflicts"  could  arise due to differences  in voting  instructions  between  owners of variable  life  insurance  and  variable  annuity  contracts of the same or different companies.  We monitor any potential conflicts that may exist.

Service Fees Payable by Underlying Funds
American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the distributor and principal  underwriter of the securities  offered  through this  prospectus.  ASM acts as the distributor of a number of annuity and life  insurance  products we offer and both American  Skandia Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual  funds.  ASM also acts as an  introducing  broker-dealer  through  which it receives a portion of  brokerage  commissions  in connection  with  purchases  and sales of securities  held by  portfolios of American  Skandia Trust which are offered as underlying investment options under the Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  may be payable  based on a percentage of Purchase  Payments  made,  up to a maximum of 1.0%.  Ongoing  compensation  of up to 1.25% per year of the Account  Value is also payable.  We may also provide  compensation for providing  ongoing service to you in relation to the Annuity.  Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

Advertising:  We may  advertise  certain  information  regarding  the  performance  of the  investment  options.  Details  on how we calculate  performance for the  Sub-accounts  are found in the Statement of Additional  Information.  This  information may help you review the  performance of the investment  options and provide a basis for comparison  with other  annuities.  It may be less useful when comparing the  performance of the investment  options with other savings or investment  vehicles.  Such other  investments  may not provide  some of the benefits of  annuities,  or may not be designed  for  long-term  investment  purposes.  Additionally  other savings or investment vehicles may not be receive the beneficial tax treatment given to annuities under the Code.

We may advertise the  performance  of the  underlying  mutual fund  portfolios in the form of "Standard"  and  "Non-standard"  Total
Returns.  "Standard  Total Return"  figures assume that all charges and fees are  applicable.  "Non-standard  Total Return"  figures may be used  that do not  reflect  all  fees  and  charges.  Non-standard  Total  Returns  are  calculated  in the  same  manner  as standardized  returns.  Standard and  Non-standard  Total  Returns  will not reflect  charges  that apply to either  Optional  Death
Benefit.  Non-standard Total Returns must be accompanied by Standard Total Returns.

Performance  information on the Sub-accounts is based on past performance only and is not an indication or  representation of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the underlying  mutual funds or portfolios and upon prevailing  market conditions and the response of the underlying  mutual funds to such  conditions.  Actual  performance will also depend on changes in the expenses of the underlying  mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such underlying  mutual fund or portfolio.  In addition,  the amount of charges  assessed  against each  Sub-account  will affect performance.

Some of the  underlying  mutual  fund  portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted in advertising  regarding such  Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial  offering of the Annuities,  or periods during which the underlying  mutual fund portfolios have been in existence,  but the
Sub-accounts have not. Such  hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual  performance  since  inception  of the  Sub-accounts.  Hypothetical  historical  performance  of the  underlying  mutual fund portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

The information we may advertise  regarding the Fixed  Allocations  may include the then current  interest rates we are crediting to new Fixed  Allocations.  Information  on  current  rates  will be as of the date  specified  in such  advertisement.  Rates  will be included in  advertisements  to the extent  permitted by law. Given that the actual rates  applicable to any Fixed Allocation are as of the date of any such Fixed  Allocation's  Guarantee  Period begins,  the rate credited to a Fixed  Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute may also compare the  performance of our  Sub-accounts  with: (a) certain  unmanaged  market  indices, including but not limited to the Dow Jones Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson Lehman Bond
Index,  the Frank Russell  non-U.S.  Universal Mean, the Morgan Stanley  Capital  International  Index of Europe,  Asia and Far East
Funds, and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment  companies with investment objectives  similar to the mutual fund or portfolio  underlying the  Sub-accounts  being compared.  This may include the performance ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune, Money, Barron's,
Business Week, USA Today and  statistical  services,  including but not limited to Lipper  Analytical  Services Mutual Funds Survey,
Lipper Annuity and Closed End Survey,  the Variable  Annuity Research Data Survey,  SEI, the Morningstar  Mutual Fund Sourcebook and
the Morningstar Variable Annuity/Life Sourcebook.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such rankings may help you in evaluating  our ability to meet our  obligations in relation to Fixed  Allocations,  pay minimum death benefits,  pay annuity  payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of
Separate Account B.

AVAILABLE INFORMATION
A Statement of  Additional  Information  is available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference  Section,  450 Fifth Street N.W.,  Washington,  D.C., 20549. You may inspect and copy those  registration statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above  address,  Room 1024,  and at the SEC's
Regional  Offices,  7 World Trade Center,  New York, NY, and the Everett  McKinley  Dirksen  Building,  219 South  Dearborn  Street,
Chicago,  IL. These  documents,  as well as documents  incorporated  by reference,  may also be obtained  through the SEC's Internet
Website  (http://www.sec.gov)  for this registration  statement as well as for other registrants that file  electronically  with the
SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the extent and only to the extent that any statement in a document  incorporated  by reference  into this  Prospectus is modified or  superseded  by a statement in this  Prospectus  or in a  later-filed  document,  such  statement is hereby deemed so modified or superseded and not part of this  Prospectus.  The Annual Report on Form 10-K for the year ended December 31, 2000  previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents  incorporated  by reference in this  Prospectus,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling our Customer  Service Team at  1-800-752-6342  or our automated  telephone  access and response  system  (STARS) at
       1-800-766-4530
|X|      writing to us at American Skandia Life Assurance  Corporation,  Attention:  Customer  Service,  P.O. Box 7038,  Bridgeport,
       Connecticut 06601-7038
|X|      sending an email to customerservice@americanskandia.com or visiting our Internet Website at www.americanskandia.com
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com

You  can  obtain   account   information   through  our   automated   telephone   access  and   response   system   (STARS)  and  at
www.americanskandia.com,  our Internet  Website.  Our Customer Service  representatives  are also available during business hours to provide you with  information  about your  account.  You can request  certain  transactions  through our  telephone  voice  response system,  our  Internet  Website or through a customer  service  representative.  You can provide  authorization  for a third  party, including  your  attorney-in-fact  acting  pursuant  to a power of  attorney or a  financial  professional,  to access your  account information  and perform  certain  transactions  on your account.  You will need to complete a form provided by us which  identifies those  transactions  that you wish to authorize via telephonic and electronic  means and whether you wish to authorize a third party to perform any such  transactions.  We require that you or your  representative  provide  proper  identification  before  performing transactions  over the  telephone  or through our Internet  Website.  This may include a Personal  Identification  Number (PIN) that will be provided to you upon issue of your Annuity or you may  establish or change your PIN through our automated  telephone  access and response  system (STARS) and at  www.americanskandia.com,  our Internet  Website.  Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

Transactions  requested  via  telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims, loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic  means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your  Annuity  using  verification  methods  which may  include a request  for your  Social  Security  number,  PIN or other form of electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent  instructions if we did not follow such procedures.

American  Skandia does not guarantee access to telephonic and electronic  information or that we will be able to accept  transaction instructions  via the  telephone  or  electronic  means at all times.  American  Skandia  reserves  the right to limit,  restrict or terminate telephonic and electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as  indemnification  for  liabilities  arising under the Securities Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons  controlling the registrant pursuant to the foregoing  provisions,  the registrant has been informed that in the opinion of the SEC such  indemnification  is against  public policy as expressed in the  Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  neither we nor ASM were involved in any litigation  outside of the ordinary course of business, and know of no material claims.

EXECUTIVE OFFICERS AND DIRECTORS
Our executive officers,  directors and certain significant  employees,  their ages, positions with us and principal  occupations are indicated  below.  The  immediately  preceding  work  experience  is provided for officers  that have not been  employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation
---                                                           --------------------------                        --------------------

Patricia J. Abram                                             Senior Vice President                           Senior Vice President:
49                                                            and Director (since September, 2000)                 American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Abram joined us in 1998.  She  previously  held the  position of Senior Vice  President,  Chief  Marketing  Officer with Mutual
Service Corporation.  Ms. Abram was employed there since 1982.

Lori Allen                                                    Vice President                                         Vice President:
31                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Robert M. Arena                                               Vice President                                         Vice President:
32                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Gordon C. Boronow                                             Deputy Chief Executive Officer         Deputy Chief Executive Officer:
48                                                            and Director (since July, 1991)                  American Skandia Life
                                                                                                               Assurance Corporation

Robert W. Brinkman                                            Senior Vice President                           Senior Vice President:
36                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Malcolm M. Campbell                                           Director (since July, 1991)                 Director of Operations and
45                                                                                                     Chief Actuary, Assurance and
                                                                                                        Financial Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Carl Cavaliere                                                Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cavaliere joined us in 1998.  He previously held the position of Director of Operations with Aetna, Inc. since 1989.

Y.K. Chan                                                     Senior Vice President                            Senior Vice President
43                                                            and Director (since September, 2000)    and Chief Information Officer:
                                                                                                        American Skandia Information
                                                                                                 Services and Technology Corporation

Mr. Chan joined us in 1999. He  previously  held the position of Chief  Information  Officer with E.M.  Warburg  Pincus from January
1995 until April 1999 and the position of Vice President,  Client Server  Application  Development  with Scudder,  Stevens and Clark from January 1991 until January 1995.

Lucinda C. Ciccarello                                         Vice President                                         Vice President:
42                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Ciccarello  joined us in 1997.  She  previously  held the position of Assistant Vice President with Phoenix Duff & Phelps since
1984.

Lincoln R. Collins                                            Senior Vice President                           Senior Vice President:
40                                                            Director (since February, 1996)                  American Skandia Life
                                                                                                               Assurance Corporation

Tim Cronin                                                    Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cronin joined us in 1998.  He previously  held the position of  Manager/Client  Investor with Columbia  Circle  Investors  since
1995.

Harold Darak                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Darak joined us in 1999.  He  previously  held the position of  Consultant/Senior  Manager with Deloitte & Touche since 1998 and the positions of Second Vice President with The Guardian since 1996 and The Travelers from October, 1982 until December, 1995.

Wade A. Dokken                                                President and Chief Executive Officer                    President and
41                                                            and Chairman of the Board                     Chief Executive Officer:
                                                                                                              American Skandia, Inc.

Elaine C. Forsyth                                             Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Larisa Gromyko                                                Director, Insurance Compliance         Director, Insurance Compliance:
54                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Maureen Gulick                                                Director, Business Operations           Director, Business Operations:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ian Kennedy                                                   Senior Vice President                           Senior Vice President:
53                                                            and Director (since September, 2000)                  American Skandia
                                                                                                             Marketing, Incorporated

Mr. Ian Kennedy  joined us in 1998. He previously was  self-employed  since 1996 and held the position of Vice  President,  Customer
Service with SunLife of Canada from September, 1968 to August, 1995.

N. David Kuperstock                                           Vice President                                         Vice President:
49                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Robert K. Leach                                               Vice President and                                     Vice President,
46                                                            Chief Actuary                                           Chief Actuary:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Robert K. Leach joined us in 2000.  He  previously  was employed in the U.S.  Retirement  Products and Services  Division of Sun
Life of Canada and held the position of Vice President, Finance and Product.

Thomas M. Mazzaferro                                          Executive Vice President and              Executive Vice President and
48                                                            Chief Financial Officer,                      Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Gunnar J. Moberg                                              Director (since October, 1994)         Director - Marketing and Sales,
46                                                                                                          Assurances and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

David R. Monroe                                               Senior Vice President,                          Senior Vice President,
39                                                            Treasurer and                                            Treasurer and
                                                              Corporate Controller                             Corporate Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Michael A. Murray                                             Senior Vice President                           Senior Vice President:
32                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Polly Rae                                                     Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Rebecca Ray                                                   Vice President                                  Senior Vice President:
45                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Ms. Ray joined us in 1999.  She  previously  held the position of First Vice President  with  Prudential  Securities  since 1997 and
Vice President with Merrill Lynch since 1995.

Rodney D. Runestad                                            Vice President                                         Vice President:
51                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Hayward L. Sawyer                                             Senior Vice President                           Senior Vice President:
56                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Lisa Shambelan                                                Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Karen Stockla                                                 Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Stockla  joined us in 1998.  She  previously  held the position of Manager,  Application  Development  with Citizens  Utilities
Company since 1996 and HRIS Tech Support Representative with Yale New Haven Hospital since 1993.

William H. Strong                                             Vice President                                         Vice President:
57                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong joined us in 1997. He previously  held the position of Vice President with American  Financial  Systems from June 1994 to
October 1997 and the position of Actuary with Connecticut Mutual Life from June 1965 to June 1994.

Guy Sullivan                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Sullivan  joined us in 2000. He previously  held the positions of Managing  Director,  Wholesale  Distribution  with  Allmerica
Financial Services since 1999 and Managing Director and Member of the Executive Committee with Putnam Investments since 1995.

Leslie S. Sutherland                                          Vice President                                         Vice President:
47                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Amanda C. Sutyak                                              Vice President                                         Vice President:
43                                                            Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Christian W. Thwaites                                         Senior Vice President                           Senior Vice President:
43                                                            and Director (since September, 2000)                  American Skandia
                                                                                                             Marketing, Incorporated

Mary Toumpas                                                  Vice President                                      Vice President and
49                                                                                                              Compliance Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Toumpas joined us in 1997. She  previously  held the position of Assistant  Vice  President  with Chubb  Life/Chubb  Securities since 1973.

Bayard F. Tracy                                               Senior Vice President and                       Senior Vice President:
53                                                            Director (since September, 1994)                      American Skandia
                                                                                                             Marketing, Incorporated

Deborah G. Ullman                                             Senior Vice President                           Senior Vice President:
46                                                            and Director (since September, 2000)             American Skandia Life
                                                                                                               Assurance Corporation

Ms. Ullman joined us in 1998.  She previously held the position of Vice President with Aetna, Inc. since 1977.

Jeffrey M. Ulness                                             Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Kirk Wickman                                                  General Counsel                                       General Counsel:
44                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Wickman joined us in 2001. He previously  held the position of Senior Vice  President and General  Counsel with Aetna  Financial
Services since 1992.

Brett M. Winson                                               Senior Vice President and                       Senior Vice President:
45                                                            Director (since March 2000)                     American Skandia, Inc.

Mr. Winson joined us in 1998.  He previously held the position of Senior Vice President with Sakura Bank, Ltd. since 1990.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)

                                     APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

SELECTED FINANCIAL DATA

The following table summarizes information with respect to the operations of the Company:

(in thousands)                                                            For the Year Ended December 31,
                                                         2000           1999           1998            1997           1996
                                                         ----           ----           ----            ----           ----
STATEMENT OF OPERATIONS DATA
----------------------------

Revenues:
Annuity and life insurance charges and fees*         $424,578        $289,989         $186,211       $121,158        $69,780

Fee income
                                                     130,610           83,243           50,839         27,593         16,420
Net investment income
                                                      11,656           10,441           11,130          8,181          1,586
Premium income and other revenues
                                                       4,778            3,688            1,360          1,082            265
                                                       -----            -----            -----          -----            ---

Total revenues                                     $ 571,622        $ 387,361        $ 249,540       $ 158,014      $ 88,051
                                                      ======        =========          =======        =========    ============

Benefits and Expenses:
Annuity and life insurance benefits                   $  751            $ 612            $ 558        $  2,033        $  613

Change in annuity and life insurance                  45,018            3,078            1,053              37           635
   policy reserves

Cost of minimum death benefit reinsurance                  -            2,945            5,144           4,545         2,867

Return credited to contractowners
                                                       9,046           (1,639)          (8,930)         (2,018)          673
Underwriting, acquisition and other insurance
   expenses
                                                     335,213          206,350          167,790          90,496        49,887

Interest expense                                      85,998           69,502           41,004          24,895        10,791
                                                     ---------     ---------       ---------      ---------       ------------

Total benefits and expenses                        $ 476,026    $     280,848    $     206,619   $     119,988   $    65,466
                                                     ======        =============   =============  =============   ===========

Income tax expense (benefit)                       $  30,779    $      30,344    $       8,154   $      10,478   $    (4,038)
                                                     ========      ==============  ==========     ==============  =

Net income                                         $  64,817    $      76,169    $      34,767   $      27,548   $    26,623
                                                     ========      ========        ========       ==============  ===========

STATEMENT OF FINANCIAL CONDITION DATA
-------------------------------------

Total Assets                                         $31,702,705   $30,881,579     $18,848,273    $12,894,290     $8,268,696
                                                     ===========   ===========     ===========    ===========     ==========

Future fees payable to parent                        $   934,410   $   576,034     $   368,978    $   233,034     $   47,112
                                                     ======        =============   =============  =============   ============

Surplus Notes                                        $  159,000    $   179,000     $   193,000    $   213,000     $  213,000
                                                     ==========     =============   ==========      =============   ===========

Shareholder's Equity                                 $  496,911    $   359,434     $   250,417    $   184,421     $   126,345
                                                     ======        =============   ======         =============   ===========

*    On annuity and life insurance  sales of $8,216,167,  $6,862,968,  $4,159,662,  $3,697,990,  and $2,795,114  during the years ended December 31, 2000, 1999, 1998, 1997, and 1996,  respectively,  with contractowner  assets under management of $29,751,822,  $29,396,693,  $17,854,761,  $12,119,191, and $7,764,891 as of December 31, 2000, 1999, 1998, 1997 and
     1996, respectively.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's  Discussion  and Analysis of Financial  Condition  and Results of Operations  should be read in  conjunction with the consolidated financial statements and the notes thereto and Item 6, Selected Financial Data.

Management's  Discussion and Analysis of Financial Condition and Results of Operations  contains certain  forward-looking statements  pursuant to the Private  Securities  Litigation  Reform Act of 1995.  These  forward-looking  statements  are based on estimates and assumptions  that involve certain risks and  uncertainties,  therefore actual results could differ materially  due to factors not  currently  known.  These factors  include  significant  changes in financial  markets and other economic and business conditions, state and federal legislation and regulation, ownership and competition.

 Results of Operations
 ---------------------

 Annuity and life  insurance  sales  increased 20% in 2000 to  $8,216,167,000  as compared to 65% in 1999.  Overall sales growth in 2000 was driven by  significant  sales  volume in the first  quarter of 2000 due to the  strong  equity  market performance.  However,  the decline in the equity markets during the remainder of the year  negatively  impacted sales as the first quarter growth rate was not sustained.  The Company  continues to focus on increasing sales through  innovative product  development  activities,  the  recruitment  and retention of top producers,  high quality  customer  service and improvements in web-based technology.  All three major distribution channels achieved sales growth in 2000.

 Average assets under management totaled  $31,413,809,000 in 2000 and  $21,984,759,000 in 1999,  representing an increase of 43%. As a result of the growth in sales and average assets under  management,  annuity and life insurance  charges and fees  increased 46% in 2000 and 56% in 1999.  Fee income  generated  from transfer  agency-type  and  investment  support activities increased 57% in 2000 and 64% in 1999.

Net  investment  income  increased 12% in 2000  compared to 1999 and decreased 6% in 1999 compared to 1998.  The increase in 2000 is primarily due to a higher level of  investments,  partially  offset by $6,939,000 of  amortization of premiums paid on derivative  instruments.  The decrease in 1999 was primarily  the result of  $1,036,000  of  amortization  of the premium paid on a derivative  instrument  purchased  during 1999. See Note 2D to the  consolidated  financial  statements for information  related to derivative  instruments  used to hedge the guaranteed  minimum death benefit ("GMDB") reserve fluctuations.  Excluding the derivative  amortization,  net investment  income  increased 62% in 2000 and increased 3% in
1999 as a result of increased bond holdings that support the Company's risk-based capital objectives.

 Premium income  represents  premiums  earned on the sale of ancillary  contracts  such as immediate  annuities with life contingencies,  supplementary  contracts with life contingencies and certain life insurance products.  Increased sales of these  products led to an increase in premium  income in 2000.  The increase in 2000 and 1999 was primarily due to higher sales of  supplementary  contracts.  Management  expects  supplementary  contracts to grow over time with the maturing of core business lines.

Net  realized  investment  losses  totaled  $688,000 in 2000,  compared to gains of $578,000 in 1999 and $99,000 in 1998.
The  change  from  1999 to 2000 is  primarily  due to  realized  losses  on sales of  securities  in the  fixed  maturity portfolio.  These losses were  partially  offset by realized  gains on sales of fixed  maturities  and mutual funds.  The increase in realized gains in 1999 compared to 1998 is due to higher gains on sales of mutual fund investments.

 The change in annuity policy reserves  includes changes in reserves related to annuity contracts with mortality risks as well as the Company's GMDB liability.  In 2000,  equity markets  declined and the underlying  fund  performance was lower than the prior year. In contrast,  the equity markets and  underlying  fund  performance  were up  significantly  in 1999 compared to 1998.  The  combination  of these events  resulted in an increase in GMDB  reserves of  $39,866,000  in 2000.
This compares to an increase in GMDB reserves of $2,323,000 in 1999.

 In 1999,  the Company began to develop a program  utilizing  equity put options to manage the risks embedded in the GMDB in annuity contracts that would result from significant  declines in the equity markets.  Prior to the  implementation of the hedge strategies  utilizing equity put options,  the Company had reinsured  substantially  all of its exposure on the
GMDB  liability.  The  reinsurance  was  terminated  during the second  quarter of 1999 as the  reinsurer had exited this market.

 Return credited to contractowners  consists of revenues on the variable and market value adjusted annuities and variable life  insurance,  offset by the benefit  payments  and  changes in  reserves  required  on this  business.  Market  value adjusted  annuity  activity has the largest  impact on this benefit.  In 2000 and 1999, the Separate  Account  investment returns on the market  value  adjusted  annuities  were less than the expected  returns as  calculated  in the  reserves, contributing to the significant  increase in the return credited to contractholders  benefit.  In addition,  this benefit increased as a result of the  amortization  of unearned  Performance  Advantage  target value  credits,  which  increased
$6,826,000  in 2000 over  1999.  Other  significant  contributors  to the  change  from 1999 to 2000  include  guaranteed minimum death benefit  payments on variable  annuities which were driven up due to the market declines in 2000 as well as increased  costs  associated with processing of backdated  financial  transactions.  These increased costs were partially offset by a 2000 experience refund on certain reinsurance treaties in the amount of $4,339,000.

 Underwriting, acquisition and other insurance expenses for 2000, 1999 and 1998 were as follows:

                     (in thousands)                                  2000                 1999                1998
                                                                     ----                 ----                ----

   Commissions and purchase credits                              $ 393,494            $ 358,279           $ 201,008

   General operating expenses                                      252,206              214,269             141,586

   Acquisition costs deferred during the year                     (495,103)            (450,059)           (261,432)
   Acquisition costs amortized during the year                     184,616               83,861              86,628
                                                                   -------   -           ------   -          ------

   Net capitalization of deferred acquisition costs               (310,487)            (366,198)           (174,804)
                                                       -          ---------            ---------           ---------

   Underwriting, acquisition and other
        insurance expenses                                       $ 335,213            $ 206,350           $ 167,790
                                                                 =========            =========           =========

 Underwriting,  acquisition  and  other  insurance  expenses  increased  62%  and  23% in 2000  and  1999,  respectively.
 Increased  commissions  and  purchase  credits  reflect  the  increase  in sales  in both  2000  and  1999.  Significant investments  in new  product  development  and  internet-based  technology  contributed  to  general  operating  expense increases in both 2000 and 1999. The  amortization  of acquisition  costs  increased  substantially  in 2000 compared to
 1999 as the  associated  costs  from  record  sales in late  1999 and early  2000 were  recognized  in  accordance  with accounting principles generally accepted in the United States profit and expense recognition models.

 Interest expense increased  $16,496,000 in 2000 and $28,498,000 in 1999 as a result of additional  securitized financing transactions,  which  consist  of  the  transfer  of  rights  to  receive  future  fees  to the  Parent  ("securitization transactions").  In  addition,  the  Company  retired  surplus  notes on  December  10,  2000 and  December  31,  1999 of
$20,000,000  and  $14,000,000,  respectively.  Surplus  notes  outstanding  as of  December  31,  2000 and  1999  totaled
$159,000,000 and $179,000,000, respectively.

 The  effective  income  tax  rates  for the  years  ended  December  31,  2000,  1999 and 1998  were  32%,  28% and 19%, respectively.  The effective  rate is lower than the corporate  rate of 35% due to permanent  differences,  with the most significant item being the dividend  received  deduction.  Management  believes that based on the taxable income produced in the past two years,  as well as the continued  growth in annuity sales,  the Company will produce  sufficient  taxable income in future years to realize its deferred tax assets.

 The  Company  generated  net income  after tax of  $64,817,000,  $76,169,000  and  $34,767,000  in 2000,  1999 and 1998,
respectively.  Revenue  increases in 2000 were more than offset by higher  benefits and expenses  driven  primarily  from the  increase  in the  reserve  requirement  related  to the GMDB as a  result  of the  decline  in the  equity  markets.
Investments  in new product  development  and  technology  also  contributed  to the increase in expenses.  These factors resulted in the 15% decline in net income.  Net income  increased  119% in 1999 due to strong sales growth and  favorable market  conditions  which led to higher  asset-based  revenue.  The Company  considers  Mexico an emerging market and has invested in the Skandia Vida  operations with the expectation of generating  profits from long-term  savings  products in future years.  As such,  Skandia Vida has generated net losses of  $2,540,000,  $2,523,000  and  $2,514,000 for the years ended December 31, 2000, 1999 and 1998,  respectively.  The Company  expects to transfer  ownership of Skandia Vida to an upstream affiliate during 2001.

 On March 22, 2001, the Company announced that it will begin an aggressive  operating expense reduction program to better align its operating  infrastructure  with the current  investment  environment.  The planned moves include a reduction of approximately  150 positions,  representing  13% of the Company's  workforce,  reductions in the compensation and benefit programs and the curtailment of certain discretionary expenses.

 Total assets grew 3% in 2000  partially as a result of the modest  increase in separate  account  assets  reflecting the impact of strong  sales  which  were  almost  entirely  offset by the  decline  in  equity  markets.  Increased  deferred acquisition  costs also  contributed  to the  increase  in  assets.  Liabilities  grew 2% in 2000 due to higher  reserves required to support the increase in annuity and life insurance  business,  and increased  financing  activity  related to the transfer of rights to receive future fees and charges.

 Liquidity and Capital Resources
 -------------------------------

 The Company's liquidity requirement was met by cash from insurance operations,  investment  activities,  borrowings from
 ASI and the securitization transactions with ASI.

 The majority of the operating  cash outflow  resulted from the sale of variable  annuity and variable life products that carry a  contingent  deferred  sales  charge.  This type of product  causes a  temporary  cash strain in that 100% of the proceeds are invested in separate  accounts  supporting the product leaving a cash (but not capital) strain caused by the acquisition  cost for the new business.  This cash strain  required the Company to look beyond the cash made available by insurance  operations and  investments of the Company to financing in the form of surplus notes,  capital  contributions, securitization transactions and modified coinsurance reinsurance arrangements:

o        During 2000 and 1999, the Company  received  $69,000,000 and  $34,800,000,  respectively,  from ASI to support the capital  needs and  anticipated  growth in business  of its U.S.  operations.  In  addition,  the  Company  received
     $2,450,000 and $1,690,000 from ASI in 2000 and 1999, respectively, to support its investment in Skandia Vida.

o        Funds received from new  securitization  transactions  amounted to $476,288,000  in 2000 and  $265,710,000 in 1999
     (see Note 8 to the consolidated financial statements).

o        During  2000 and 1999,  the  Company  extended  its  reinsurance  agreements.  The Company  also  entered  into an agreement with SICL in 2000. The reinsurance  agreements are modified  coinsurance  arrangements where the reinsurer shares in the experience of a specific book of business.

 The  Company  expects  the  continued  use of  reinsurance  and  securitization  transactions  to fund the  cash  strain anticipated from the acquisition costs on the coming years' sales volume.

 As of December  31, 2000 and 1999,  shareholder's  equity  totaled  $496,911,000  and  $359,434,000,  respectively.  The increases  were  driven  by the  previously  mentioned  capital  contributions  received  from  ASI and net  income  from operations.

 The Company has long-term surplus notes and short-term borrowings with ASI.  No dividends have been paid to ASI.

 The  National  Association  of Insurance  Commissioners  ("NAIC")  requires  insurance  companies to report  information regarding  minimum  Risk  Based  Capital  ("RBC")  requirements.  These  requirements  are  intended  to allow  insurance regulators  to  identify  companies  that may need  regulatory  attention.  The RBC model  law  requires  that  insurance companies  apply various  factors to asset,  premium and reserve  items,  all of which have inherent  risks.  The formula includes  components  for asset risk,  insurance  risk,  interest rate risk and business  risk.  The Company has complied with the NAIC's RBC reporting requirements and has total adjusted capital well above required capital.

 Effects of Inflation
 --------------------

The rate of inflation has not had a significant effect on the Company's financial statements.

Outlook
-------

The Company  believes that it is well  positioned  to retain and enhance its position as a leading  provider of financial products for long-term  savings and  retirement  purposes as well as to address the economic  impact of premature  death, estate and business  planning  concerns and supplemental  retirement  needs.  The Company  continues to focus on offering innovative  long-term  savings and income products and providing  superior customer service in order to gain market share and improve profitability in an increasingly competitive market.

The  Gramm-Leach-Bliley  Act of 1999  (the  Financial  Services  Modernization  Act)  permits  affiliation  among  banks,
securities  firms  and  insurance   companies.   This  legislative   change  has  created   opportunities  for  continued
consolidation  in the financial  services  industry and increased  competition as large  companies  offer a wide array of financial products and services.

Various  other  legislative  initiatives  could impact the Company such as pension  reform,  capital gains and estate tax changes,  privacy  standards and internet  regulation.  Pension  reform may change  current tax deferral  rules and allow increased  contributions to retirement plans,  which may lead to higher  investments in tax-deferred  products and create growth  opportunities  for the  Company.  A  capital  gains tax  reduction  may cause  tax-deferred  products  to be less attractive to consumers,  which could adversely  impact the Company.  New privacy  standards and internet  regulation may impact the Company's  strategic  initiatives  especially  related to potential  partnerships  with  web-based  technology providers.

 QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The  Company  is  subject  to  potential  fluctuations  in  earnings  and the fair  value of  certain  of its  assets and liabilities,  as well as  variations in expected cash flows due to changes in market  interest  rates and equity  prices.
The  following  discussion  focuses on specific  exposures  the Company  has to interest  rate and equity  price risk and describes  strategies used to manage these risks.  The discussion is limited to financial  instruments  subject to market risks and is not intended to be a complete discussion of all of the risks to which the Company is exposed.

 Interest Rate Risk
 ------------------

 Fluctuations in interest rates can potentially  impact the Company's  profitability  and cash flows. The Company has 97%
of assets held under  management that are in  non-guaranteed  Separate  Accounts for which the Company's  exposure is not significant  as the  contractowner  assumes  substantially  all the investment  risk. On the remaining 3% of assets,  the interest  rate risk from  contracts  that carry  interest rate exposure is managed  through an  asset/liability  matching program which takes into account the risk variables of the insurance liabilities supported by the assets.

 At December 31, 2000, the Company held fixed maturity  investments in its general  account that are sensitive to changes in interest  rates.  These  securities  are held in support of the Company's  fixed  immediate  annuities,  supplementary contracts,  the fixed  components of variable life insurance  contracts,  and in support of the Company's target solvency capital.  The Company has a conservative  investment  philosophy  with regard to these  investments.  All investments are investment grade corporate securities, government agency or U.S. government securities.

 The Company's  deferred  annuity  products  offer a fixed option which  subjects the Company to interest rate risk.  The fixed option  guarantees a fixed rate of interest for a period of time selected by the  contractowner.  Guarantee  period options  available range from one to ten years.  Withdrawal of funds before the end of the guarantee  period subjects the contractowner  to a market  value  adjustment  ("MVA").  In the  event of rising  interest  rates,  which  make the fixed maturity  securities  underlying  the  guarantee  less  valuable,  the MVA could be  negative.  In the event of declining interest  rates,  which make the fixed maturity  securities  underlying  the guarantee  more  valuable,  the MVA could be positive.  The  resulting  increase or decrease in the value of the fixed option,  from  calculation  of the MVA,  should substantially  offset the  increase or decrease in the market  value of the  securities  underlying  the  guarantee.  The
Company  maintains  strict  asset/liability  matching  to enable this  offset.  However,  the Company  still takes on the default risk for the underlying  securities,  the interest rate risk of reinvestment of interest payments and the risk of failing to maintain the asset/liability matching program with respect to duration and convexity.

Liabilities  held in the  Company's  general  account and  guaranteed  separate  account as of December  31, 2000 totaled
$1,095,100,000.  Fixed income investments  supporting those liabilities had a fair value of  $1,098,500,000.  The Company performed a sensitivity  analysis on these  interest-sensitive  liabilities and assets at December 31, 2000. The analysis showed that an  immediate  decrease of 100 basis points in interest  rates would result in a net increase in  liabilities and the  corresponding  assets of  approximately  $37,300,000 and $41,500,000,  respectively.  An analysis of a 100 basis point  decline in interest  rates at December 31, 1999 showed a net increase in  interest-sensitive  liabilities  and the corresponding assets of approximately $10,200,000 and $24,800,000, respectively.

 Equity Market Exposure
 ----------------------

 The primary  equity market risk to the Company comes from the nature of the variable  annuity and variable life products sold by the Company.  Various fees and charges  earned are  substantially  derived as a percentage of the market value of assets  under  management.  In a market  decline,  this income  would be  reduced.  This could be further  compounded  by customer  withdrawals,  net of applicable  surrender charge  revenues,  partially offset by transfers to the fixed option discussed  above.  A 10% decline in the market value of the assets  under  management  at December  31,  2000,  sustained throughout  2001,  would result in an approximate  drop in related annual fee income of $54,000,000.  This result was not materially different than the result obtained from the analysis performed as of December 31, 1999.

 Another equity market risk exposure of the Company relates to the guaranteed minimum death benefit  liability.  Declines in equity markets and  correspondingly  the performance of the underlying mutual funds,  increases the guaranteed minimum death  benefit  liabilities.  As discussed in Note 2D of the  consolidated  financial  statements,  the Company  utilizes
derivative   instruments  to  hedge  against  the  risk  of  significant  decreases  in  equity  markets.  Prior  to  the implementation of this program the Company utilized reinsurance to transfer this risk.

 The  Company  has a small  portfolio  of equity  investments;  mutual  funds  which are held in  support  of a  deferred compensation  program.  In the event of a decline in market values of underlying  securities,  the value of the portfolio would decline,  however the accrued benefits payable under the related deferred  compensation  program would decline by a corresponding amount.

 Estimates of interest rate risk and equity price risk were obtained using computer  models that take into  consideration various  assumptions  about the future.  Given the  uncertainty  of future  interest  rate  movements,  volatility in the equity markets and consumer behavior, actual results may vary from those predicted by the Company's models.

                                       AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                               INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the  consolidated  statements of financial  condition of American  Skandia Life Assurance  Corporation (the
"Company" which is a wholly-owned  subsidiary of Skandia  Insurance Company Ltd.) as of December 31, 2000 and 1999, and the
related  consolidated  statements  of  operations,  shareholder's  equity and cash flows for the three  year  period  ended
December 31, 2000.  These  consolidated  financial  statements  are the  responsibility  of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance  with auditing  standards  generally  accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements.  An audit also includes  assessing the accounting  principles used and significant  estimates made by  management,  as well as  evaluating  the overall  financial  statement  presentation.  We believe  that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the consolidated financial  position of American  Skandia Life Assurance  Corporation  at December 31, 2000 and 1999,  and the  consolidated results of their  operations  and their cash flows for each of the three  years in the period  ended  December  31, 2000 in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young

February 2, 2001
Hartford, Connecticut

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                      Consolidated Statements of Financial Condition
                                                      (in thousands)

                                        See notes to consolidated financial statements.

                                                                             As of December 31,
                                                                          2000                        1999
                                                                     ---------------            ----------------
ASSETS
------

Investments:
  Fixed maturities - at fair value                                          285,708             $       198,165                                                                                $
  Fixed maturities - at amortized cost                                                                    3,360
                                                                                  -
  Equity securities - at fair value                                          20,402                      16,404
  Derivative instruments
                                                                              3,015                         189
  Policy loans                                                                3,746                       1,270
                                                                      --------------              --------------
                                                                      --------------              --------------

    Total investments                                                       312,871                     219,388

Cash and cash equivalents                                                    76,499                      89,212
Accrued investment income                                                     5,209                       4,054
Deferred acquisition costs                                                1,398,192                   1,087,705
Reinsurance receivable                                                        3,642                       4,062
Receivable from affiliates                                                    3,327
                                                                                                              -
Income tax receivable
                                                                             34,620                           -
Income tax receivable - deferred                                                                         51,726
                                                                                  -
State insurance licenses                                                      4,113                       4,263
Fixed assets                                                                 10,737                       3,305
Other assets                                                                 96,403                      36,698
Separate account assets                                                  29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total assets                                                       $   31,702,705             $    30,881,579
                                                                     ===============            ================
                                                                     ===============            ================

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------

Liabilities:
Reserves for future insurance policy and contract benefits                  135,545             $        73,292                                                                                $
Drafts outstanding                                                           63,758                      51,059
Accounts payable and accrued expenses                                       137,040                     158,590
Income tax payable                                                                                       24,268
                                                                                  -
Income tax payable - deferred
                                                                              8,949                           -
Payable to affiliates
                                                                                  -                      68,736
Future fees payable to parent                                               934,410
                                                                                                        576,034
Short-term borrowing                                                         10,000                      10,000
Surplus notes                                                               159,000                     179,000
Separate account liabilities                                             29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total liabilities                                                      31,205,794                  30,522,145
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
    issued and outstanding                                                    2,500                       2,500
Additional paid-in capital                                                  287,329                     215,879
Retained earnings                                                           205,979                     141,162
Accumulated other comprehensive income (loss)                                 1,103                       (107)
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total shareholder's equity                                              496,911                     359,434
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total liabilities and shareholder's equity                           31,702,705             $    30,881,579                                                                                $
                                                                     ===============            ================

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Operations
                                                      (in thousands)

                                        See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                   2000                  1999                 1998
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

REVENUES
--------

Annuity and life insurance charges and fees                  $                     $                    $
                                                                     424,578              289,989              186,211
Fee income                                                           130,610               83,243               50,839
Net investment income                                                 11,656               10,441               11,130
Premium income                                                         3,118                1,278                  874
Net realized capital (losses) gains                                    (688)                  578                   99
Other                                                                  2,348                1,832                  387
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total revenues                                                     571,622              387,361              249,540
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

EXPENSES
--------

Benefits:
  Annuity and life insurance benefits                                    751                  612                  558
  Change in annuity and life insurance policy reserves                45,018                3,078                1,053
  Cost of minimum death benefit reinsurance
                                                                           -                2,945                5,144
  Return credited to contractowners                                    9,046               (1,639)              (8,930)
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                      54,815                4,996              (2,175)

Expenses:
  Underwriting, acquisition and other insurance
    expenses                                                         335,213              206,350              167,790
  Interest expense                                                    85,998               69,502               41,004
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                     421,211              275,852              208,794
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total benefits and expenses                                        476,026              280,848              206,619
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

    Income from operations before income tax                          95,596              106,513               42,921

      Income tax expense
                                                                      30,779               30,344                8,154
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

        Net income                                           $                     $                    $
                                                                      64,817               76,169               34,767
                                                             ================      ===============      ===============
                                                             ================      ===============      ===============

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                      Consolidated Statements of Shareholder's Equity
                                                      (in thousands)

                                      See notes to consolidated financial statements.

                                                                   For the Year Ended December 31,
                                                               2000                 1999                  1998
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Common stock:
  Beginning balance                                      $                   $                     $
                                                                  2,500                 2,000                 2,000
  Increase in par value
                                                                      -                   500                     -
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  2,500                 2,500                 2,000
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Additional paid in capital:
  Beginning balance                                             215,879               179,889               151,527
  Transferred to common stock
                                                                      -                  (500)                    -
  Additional contributions                                       71,450                36,490                28,362
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              287,329               215,879               179,889
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Retained earnings:
  Beginning balance                                             141,162                64,993                30,226
  Net income                                                     64,817                76,169                34,767
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              205,979               141,162                64,993
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Accumulated other comprehensive income (loss):
  Beginning balance
                                                                  (107)                 3,535                   668
  Other comprehensive income (loss)
                                                                  1,210                (3,642)                2,867
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  1,103                 (107)                 3,535
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

      Total shareholder's equity                         $                   $                     $
                                                                496,911               359,434               250,417
                                                         ===============     =================     =================
                                                         ===============     =================     =================

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Cash Flow
                                                      (in thousands)

                                      See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                  2000               1999                1998
                                                             -------------      --------------      -------------

Cash flow from operating activities:
  Net income                                                 $                  $                   $
                                                                   64,817              76,169             34,767
  Adjustments to reconcile net income to net
    cash used in operating activities:
      Amortization and depreciation
                                                                    7,565               1,495                251
      Deferred tax expense
                                                                   60,023             (10,903)           (14,242)
      Change in unrealized losses on derivatives
                                                                  (2,935)               3,749                  -
      Increase in policy reserves
                                                                   50,892               4,367              1,130
      (Decrease) increase in payable to affiliates
                                                                 (72,063)              69,897                166
      Change in income tax payable/receivable
                                                                 (58,888)              17,611              7,704
      Increase in other assets
                                                                 (59,987)             (32,954)            (1,173)
      Increase in accrued investment income
                                                                  (1,155)             (1,174)              (438)
      Decrease in reinsurance receivable
                                                                      420                 129              2,152
      Net increase in deferred acquisition costs
                                                                (310,487)            (366,198)          (174,804)
      (Decrease) increase in accounts payable and accrued
expenses                                                         (21,550)              66,763             20,637
      Increase in drafts outstanding
                                                                   12,699              22,118              9,663
      Change in foreign currency translation, net
                                                                    (101)                 701                (22)
      Net realized capital gain on expiration of derivatives
                                                                    (500)                   -                  -
      Net realized capital losses (gains)
                                                                      688               (578)                (99)
                                                             -------------      --------------      -------------

        Net cash used in operating activities                    (330,562)          (148,808)           (114,308)

                                                             -------------      --------------      -------------

Cash flow from investing activites:
      Purchase of fixed maturity investments
                                                                (380,737)            (99,250)            (31,828)
      Proceeds from sale and maturity of fixed
        maturity investments
                                                                  303,736              36,226              4,049
      Purchase of derivatives
                                                                  (6,722)             (4,974)                  -
      Purchase of shares in mutual funds
                                                                 (18,136)            (17,703)             (7,158)
      Proceeds from sale of shares in mutual funds
                                                                   8,345              14,657               6,086
      Purchase of fixed assets
                                                                  (7,348)             (3,178)                (18)
      Increase in policy loans
                                                                  (2,476)               (701)                118
                                                             -------------      --------------      -------------

        Net cash used in investing activities
                                                                (103,338)            (17,703)            (28,751)
                                                             -------------      --------------      -------------

Cash flow from financing activities:
      Capital contribution from parent
                                                                   51,450              22,490              8,362
      Increase in future fees payable to parent, net
                                                                  358,376             207,056            135,944
      Net deposits to (withdrawals from) contractowner
        accounts                                                   11,361               5,872            (5,696)
--------------------------------------------------------------------------      --------------      -------------

        Net cash provided by financing activities
                                                                  421,187             235,418            138,610
                                                             -------------      --------------      -------------

          Net (decrease) increase in cash and cash
            equivalents
                                                                 (12,713)              11,687            (4,449)
          Cash and cash equivalents at beginning of period
                                                                   89,212              77,525             81,974
                                                             -------------      --------------      -------------

            Cash and cash equivalents at end of period       $                  $                   $
                                                                   76,499              89,212             77,525
                                                             =============      ==============      =============

     Income taxes paid                                       $                  $                   $
                                                                   29,644              23,637             14,651
                                                             =============      ==============      =============

      Interest paid                                          $                  $                   $
                                                                   85,551              69,697             35,588
                                                             =============      ==============      =============

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements
                                                     December 31, 2000

1.       ORGANIZATION AND OPERATION

         American Skandia Life Assurance  Corporation (the "Company") is a wholly-owned  subsidiary of American  Skandia,
         Inc. ("ASI") whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The Company  develops  long-term  savings and retirement  products which are distributed  through its affiliated broker/dealer company,  American Skandia Marketing,  Incorporated ("ASM"). The Company currently issues variable and term life  insurance and variable,  fixed,  market value adjusted and immediate  annuities for  individuals, groups and qualified pension plans.

         The Company has 99.9%  ownership  in Skandia  Vida,  S.A. de C.V.  ("Skandia  Vida")  which is a life  insurance company  domiciled in Mexico.  Skandia Vida had total  shareholder's  equity of $4,402,000  and $4,592,000 as of
         December 31, 2000, and 1999,  respectively.  The Company considers Mexico an emerging market and has invested in the Skandia Vida  operations  with the  expectation  of generating  profits from long-term  savings  products in future years.  As such,  Skandia Vida has generated net losses of $2,540,000,  $2,523,000 and $2,514,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The  accompanying  consolidated  financial  statements have been prepared in conformity with accounting principles  generally accepted in the United States.  Intercompany  transactions and balances have been eliminated in consolidation.

                  Certain  reclassifications  have been made to prior  year  amounts  to conform  with the  current  year presentation.

         B.       New Accounting Standard
                  -----------------------

                  The FASB has issued  Statement of Financial  Accounting  Standards No. 133,  "Accounting for Derivative
                  Instruments and Hedging  Activities",  as amended by SFAS 137 and SFAS 138 (collectively,  "SFAS 133").
                  SFAS 133 is  effective  for all fiscal  quarters of all fiscal  years  beginning  after June 15,  2000;
                  accordingly,  the Company  adopted SFAS 133 on January 1, 2001. This statement  establishes  accounting and reporting standards for derivative  instruments,  including certain derivative instruments embedded in other contracts,  and for hedging  activities.  SFAS No. 133 requires that all derivative  financial instruments  be measured at fair value and recognized in the statement of condition as either assets or liabilities.  Changes in the fair value of the  derivative  financial  instruments  will be reported in either earnings or comprehensive  income,  depending on the use of the derivative and whether or not it qualifies for hedge accounting.

                  Special hedge accounting  treatment is permitted only if specific criteria are met,  including that the hedging  relationship  be highly  effective both at inception and on an ongoing  basis.  Accounting for hedges  varies based on the type of hedge - fair value or cash flow.  Results of  effective  hedges are recognized in current  earnings for fair value hedges and in other  comprehensive  income for cash flow hedges. Ineffective portions of hedges are recognized immediately in earnings.

                                       AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  The  derivative  instruments  held by the  Company in 2000 and 1999  consisted  of equity  put  options utilized to manage the market risk and reserve  fluctuations  associated  with the  guaranteed  minimum death benefit  ("GMDB").  The adoption of SFAS No. 133 did not have a material  effect on the Company's financial statements.

C.       Investments

                  The  Company  has   classified  its  fixed  maturity   investments   as  either   held-to-maturity   or
                  available-for-sale.  Investments  classified as  held-to-maturity  are investments that the Company has the ability and intent to hold to  maturity.  Such  investments  are carried at amortized  cost.  Those investments  which are  classified  as  available-for-sale  are  carried at fair  value and  changes in unrealized gains and losses are reported as a component of other comprehensive income.

                  The Company has classified its mutual fund investments held in support of a deferred  compensation plan
                  (see Note 13) as  available-for-sale.  Such  investments  are  carried  at fair  value and  changes  in unrealized gains and losses are reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized  gains and losses on disposal of  investments  are  determined by the specific  identification method and are included in revenues.

         D.       Derivative Instruments
                  ----------------------

                  The Company uses derivative  instruments  which consist of equity option  contracts for risk management purposes,  and not for trading or speculation.  The Company hedges the market value fluctuations of the
                  GMDB exposure  embedded in its policy  reserves.  Premiums paid on option  contracts are amortized into net investment  income over the terms of the contracts.  The options are carried at amortized cost plus
                  intrinsic   value,   if  any,  at  the  valuation  date.  An  option  has  intrinsic  value  if  it  is
                  "in-the-money."  For a put option to be  "in-the-money,"  the  exercise  price must be greater than the value of the  underlying  index.  Changes in intrinsic  value are recorded as a component of the change in annuity and life insurance policy reserves consistent with changes in the GMDB reserve.

E.       Cash Equivalents
         ----------------

                  The Company  considers all highly liquid time deposits,  commercial paper and money market mutual funds purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

F.       Fair Values of Financial Instruments
         ------------------------------------

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities  with  active  markets are based on quoted  market  prices.  For fixed maturities  that trade in less active  markets,  fair values are obtained from an  independent  pricing service.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Fair values of investments in mutual funds are based on quoted market prices.

                  The intrinsic  value portion of the derivative  instrument is determined  based on the current value of the underlying index.

                  The carrying value of cash and cash equivalents  (cost)  approximates  fair value due to the short-term nature of these investments.

                  The carrying  value of  short-term  borrowings  (cost)  approximates  fair value due to the  short-term nature of these liabilities.

                  Fair values of certain financial  instruments,  such as future fees payable to parent and surplus notes are not readily determinable and are excluded from fair value disclosure requirements.

         G.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and  reflected at the  purchase  price of
                  $6,000,000  less  accumulated  amortization.  The  cost  of  the  licenses  is  being  amortized  on  a straight-line basis over 40 years.

         H.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain costs  associated  with internal use software in accordance  with the
                  American  Institute  of  Certified  Public  Accountants   Statement  of  Position  98-1  ("SOP  98-1"),
                  "Accounting  for the Costs of Software  Developed  or Obtained for  Internal  Use.  The SOP,  which was adopted  prospectively as of January 1, 1999,  requires the capitalization of certain costs incurred in connection with developing or obtaining  internal use software.  Prior to the adoption of SOP 98-1, the
                  Company  expensed  all  internal use software  related  costs as incurred.  Details of the  capitalized software  costs,  which are  included in fixed  assets,  and related  amortization  for the years ended
                  December 31, are as follows:

                  (in thousands)                                              2000              1999
                                                                              ----              ----

                  Balance at beginning of year                               $2,920             $  -
                                                                             ------             ----

                  Software costs capitalized during the year                  4,804            3,035

                  Software costs amortized during the year                     (512)            (115)
                                                                               -----            -----

                                                                              4,292             2,920
                                                                              -----             -----

                  Balance at end of year                                     $7,212            $2,920
                                                                             ======            ======

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

         2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Income Taxes
                  ------------

                  The Company is included in the  consolidated  federal  income tax return and combined  state income tax return of an  upstream  company,  Skandia  AFS  Development  Holding  Corporation  and  certain  of its subsidiaries.  In  accordance  with the tax  sharing  agreement,  the  federal  and  state  income  tax provisions  are  computed on a separate  return basis as adjusted  for  consolidated  items such as net operating loss carryforwards.

                  Deferred  income  taxes  reflect  the net tax effects of  temporary  differences  between the  carrying amounts of assets and liabilities for financial  reporting purposes and the amounts used for income tax purposes.

         J.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges against  contractowner  account values  for  mortality  and  expense  risks,  administration  fees,  surrender  charges  and an  annual maintenance fee per contract.  Benefit  reserves for variable annuity  contracts  represent the account value of the contracts and are included in the separate account liabilities.

                  Revenues for variable  immediate  annuity  contracts  with and without  life  contingencies  consist of certain  charges  against  contractowner  account  values  including  mortality  and expense  risks and administration  fees. Benefit reserves for variable  immediate annuity contracts  represent the account value of the contracts and are included in the separate account liabilities.

                  Revenues for market value  adjusted  fixed annuity  contracts  consist of separate  account  investment income  reduced by benefit  payments and changes in reserves in support of  contractowner  obligations, all of which are included in return credited to  contractowners.  Benefit  reserves for these contracts represent  the account  value of the  contracts,  and are included in the general  account  reserve for future contractowner benefits to the extent in excess of the separate account assets.

                  Revenues for immediate annuity contracts without life  contingencies  consist of net investment income.
                  Revenues for immediate  annuity  contracts with life  contingencies  consist of single premium payments recognized as annuity  considerations when received.  Benefit reserves for these contracts are based on the Society of Actuaries  1983 Table-a with  assumed  interest  rates that vary by issue year.  Assumed interest rates ranged from 6.25% to 8.25% at December 31, 2000 and 1999.

                  Revenues for variable life insurance contracts consist of charges against  contractowner account values for mortality and expense risk fees,  cost of insurance  fees,  taxes and  surrender  charges.  Certain contracts  also include  charges  against  premium to pay state  premium  taxes.  Benefit  reserves for variable life insurance  contracts represent the account value of the contracts and are included in the separate account liabilities.

                                       AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         K.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are  primarily  related to the  production of new  business,  are being  deferred,  net of  reinsurance.  These costs include  commissions,  costs of contract  issuance,  and certain  selling  expenses  that vary with  production.  These costs are being amortized  generally in proportion to expected gross profits from surrender  charges,  policy and asset based fees and  mortality  and expense  margins.  This  amortization  is adjusted  retrospectively  and prospectively  when  estimates  of current  and future  gross  profits to be  realized  from a group of products are revised.

                  Details of the deferred  acquisition  costs and related  amortization  for the years ended December 31, are as follows:

                          (in thousands)                                  2000             1999              1998
                                                                          ----             ----              ----

                  Balance at beginning of year                          $1,087,705       $721,507          $546,703
                                                                        ----------       --------          --------

                  Acquisition costs deferred during the year               495,103        450,059           261,432

                  Acquisition costs amortized during the year             (184,616)       (83,861)          (86,628)
                                                                          ---------      ------------       ---------

                                                                           310,487        366,198           174,804
                                                                     ----  -------        -------          --------

                  Balance at end of year                                $1,398,192     $1,087,705          $721,507
                                                                        ==========        ==========       ========

         L.       Reinsurance
                  -----------

                  The  Company  cedes   reinsurance   under  modified   co-insurance   arrangements.   These  reinsurance
                  arrangements  provide  additional  capacity  for growth in  supporting  the cash flow  strain  from the
                  Company's  variable  annuity and variable life insurance  business.  The  reinsurance is effected under quota share contracts.

                           The Company reinsured its exposure to market  fluctuations  associated with its GMDB liability in the first half of 1999 and in 1998.  Under this  reinsurance  agreement,  the Company ceded premiums of $2,945,000 and  $5,144,000;  received claim  reimbursements  of $242,000 and $9,000;  and,  recorded increases/(decreases) in reserves of ($2,763,000) and $323,000 in 1999 and 1998, respectively.

At December 31, 2000 and 1999, in accordance with the provisions of modified coinsurance agreements, the Company accrued $4,339,000 and $41,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         M.       Translation of Foreign Currency
                  -------------------------------

                  The financial  position and results of operations of Skandia Vida are measured  using local currency as the functional  currency.  Assets and liabilities are translated at the exchange rate in effect at each year-end.  Statements of income and  shareholder's  equity  accounts are translated at the average rate prevailing during the year.  Translation  adjustments  arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         N.       Separate Accounts
                  -----------------

                  Assets and  liabilities  in Separate  Accounts  are included as separate  captions in the  consolidated statements of financial  condition.  Separate  Account assets  consist  principally of long term bonds, investments  in mutual funds,  short-term  securities and cash and cash  equivalents,  all of which are carried at fair value.  The  investments  are managed  predominately  through the Company's  investment advisory  affiliate,  American Skandia  Investment  Services,  Inc.  ("ASISI"),  utilizing various fund managers as sub-advisors.  The remaining  investments are managed by independent  investment firms. The contractowner  has the option of directing  funds to a wide  variety of mutual  funds.  The  investment risk on the  variable  portion of a  contract  is borne by the  contractowner.  A fixed  option  with a minimum  guaranteed  interest rate is also  available.  The Company is responsible  for the credit risk associated with these investments.

                  Included in Separate Account  liabilities are reserves of  $1,059,987,000  and $896,205,000 at December
                  31,  2000 and 1999,  respectively,  relating  to  annuity  contracts  for which  the  contractowner  is guaranteed a fixed rate of return.  Separate  Account  assets of  $1,059,987,000  and  $896,205,000  at
                  December  31,  2000 and 1999,  respectively,  consisting  of long term  bonds,  short-term  securities, transfers  due from the  general  account  and cash and cash  equivalents  are held in support of these annuity contracts, pursuant to state regulation.

         O.       Estimates
                  ---------

                  The preparation of financial statements in conformity with accounting  principles generally accepted in the United States  requires that  management  make estimates and  assumptions  that affect the reported amount of assets and  liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting period.  The more significant  estimates and assumptions are related to deferred  acquisition  costs and involve policy lapses,  investment  return and  maintenance expenses.  Actual results could differ from those estimates.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

                           (in thousands)                                            2000          1999        1998
                                                                                     ----          ----        ----

         Net income                                                                 $64,817       $76,169    $34,767
         Other comprehensive income:
            Unrealized investment (losses) gains on
                available for sale securities                                        (1,681)       (3,438)     2,801
            Reclassification adjustment for realized losses (gains)
                included in investment income                                         2,957          (660)        88
                                                                                   ---------  -----   ----- ----------
            Net unrealized gains (losses) on securities                               1,276        (4,098)     2,889

            Foreign currency translation                                                (66)          456        (22)
                                                                                    -------     ---------- -----------

         Other comprehensive income (loss)                                             1,210       (3,642)     2,867
                                                                                   ---------       -------    ------

         Comprehensive income                                                        $66,027      $72,527    $37,634
                                                                                    =======       =======     =======

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

                     (in thousands)                                                    2000          1999
                                                                                       ----          ----

        Unrealized investment gains (losses)                                          $1,021         ($255)
        Foreign currency translation                                                      82           148
                                                                                      ------         ------

        Accumulated other comprehensive income (loss)                                 $1,103         ($107)
                                                                                      ======         ======

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS

         The  amortized  cost,  gross  unrealized  gains/losses  and  estimated  fair  value  of  available-for-sale  and held-to-maturity  fixed  maturities  and  investments in mutual funds as of December 31, 2000 and 1999 are shown below.  All securities held at December 31, 2000 and 1999 were publicly traded.

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                       (in thousands)                                     Available-for-Sale
                                                                          ------------------

                                                                           Gross              Gross
                                                        Amortized        Unrealized        Unrealized         Fair
                                                           Cost            Gains             Losses          Value
                                                           ----            -----             ------          -----

         U.S. Government obligations                       $206,041        $4,445             $ (11)        $210,475

         Foreign government obligations                       2,791           195                 -            2,986

         Obligations of state and political
            subdivisions                                        253             1                 -              254

         Corporate securities                                72,237         1,565            (1,809)          71,993
                                                             ------         -----            -------          ------

             Totals                                        $281,322        $6,206           $(1,820)        $285,708
                                                           ========        ======           ========        ========

         The amortized cost and fair value of fixed maturities,  by contractual  maturity, at December 31, 2000 are shown below.

                       (in thousands)                        Available-for-Sale
                                                             ------------------

                                                          Amortized           Fair
                                                            Cost             Value
                                                            ----             -----

         Due in one year or less                              $ 7,005           $ 7,018

         Due after one through five years                     157,111           158,344

         Due after five through ten years                     107,729           110,469

         Due after ten years                                    9,477             9,877
                                                             --------          ---------

            Total                                            $281,322          $285,708
                                                             ========          ========

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS  (continued)

         Investments in fixed maturities as of December 31, 1999 consisted of the following:

                        (in thousands)                                            Available-for-Sale
                                                                                  ------------------

                                                                            Gross             Gross
                                                          Amortized       Unrealized       Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         U.S. Government obligations                      $ 81,183             $ -           $(678)          $ 80,505

         Obligations of state and political
            subdivisions                                       253               -              (3)               250

         Corporate securities                              121,859               -          (4,449)           117,410
                                                           -------                          -------           -------

             Totals                                       $203,295             $ -         $(5,130)          $198,165
                                                          ========             ===         ========          ========

                        (in thousands)                                            Held-to-Maturity
                                                                                  ----------------

                                                                            Gross             Gross
                                                          Amortized       Unrealized       Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         U.S. Government obligations                       $1,105             $ -              $ (1)         $1,104

         Corporate securities                               2,255               -               (15)          2,240
                                                           -------             --               ----         ------

             Totals                                        $3,360             $ -              $(16)         $3,344
                                                           ======             ===              =====         ======

         Proceeds  from  sales of fixed  maturities  during  2000,  1999 and 1998  were  $302,632,000,  $32,196,000,  and
         $999,000,  respectively.  Proceeds from maturities during 2000, 1999 and 1998 were $1,104,000,  $4,030,000,  and
         $3,050,000, respectively.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

        The cost, gross unrealized gains/losses and fair value of investments in mutual funds at December 31, 2000 and 1999 are shown below:

                    (in thousands)                                          Gross             Gross
                                                                         Unrealized        Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         2000                                             $23,218           $ 372           $(3,188)           $20,402
                                                          =======           =====           ========           =======

         1999                                             $11,667          $4,763            $ (26)            $16,404
                                                          =======          ======            ======            =======

         Net realized investment gains (losses) were as follows for the years ended December 31:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities:
           Gross gains                                                      $1,002            $ 253            $ -
           Gross losses                                                     (3,450)            (228)              (1)
         Investment in mutual funds:
           Gross gains                                                       1,913              990              281
           Gross losses                                                       (153)            (437)            (181)
                                                                          ---  -----     --    -----            -----

         Totals                                                             $ (688)           $ 578             $ 99
                                                                            =======           =====            ====

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities                                                  $13,502           $ 9,461         $ 8,534
         Cash and cash equivalents                                            5,154            2,159           1,717
         Investment in mutual funds                                              99               32           1,013
         Policy loans                                                            97               31              45
         Derivative instruments                                              (6,939)          (1,036)              -
                                                                             -------          -------

         Total investment income                                             11,913           10,647          11,309

         Investment expenses                                                    257              206             179
                                                                             ------           ------          ------

         Net investment income                                              $11,656          $10,441         $11,130
                                                                           =======           =======         =======

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

                       (in thousands)                                            2000             1999        1998
                                                                                 ----             ----        ----

         Current tax (benefit) expense                                         ($29,244)         $41,248      $22,384

         Deferred tax expense (benefit)                                          60,023          (10,904)     (14,230)
                                                                                -------         --------     -------

         Total income tax expense                                               $30,779          $30,344       $8,154
                                                                                 =======         =======       ======

         The tax effects of significant  items comprising the Company's  deferred tax balance as of December 31, 2000 and
         1999 are as follows:

                      (in thousands)                                                     2000                 1999
                                                                                         ----                 ----

         Deferred tax liabilities:
             Deferred acquisition costs                                              ($411,417)             ($321,873)
             Payable to reinsurers                                                     (29,985)               (26,733)
             Future contractowner benefits                                             (11,526)
                                                                                                           -
             Internal use software                                                      (2,524)
                                                                                                               (1,022)
             Policy fees                                                                (1,551)                (1,146)
             Net unrealized gains                                                         (550)
                                                                                                           -
             Foreign exchange translation                                                  (45)                   (80)
                                                                    ---------              ----  ---------        ----

             Total                                                                    (457,598)              (350,854)
                                                                                      ---------              ---------

         Deferred tax assets:
             Net separate account liabilities
                                                                                       421,662                333,521
             Future contractowner benefits
                                                                                             -                  3,925
             Other reserve differences
                                                                                         2,675                 39,645
             Deferred compensation
                                                                                        17,869                 18,844
             Surplus notes interest
                                                                                         5,536                  5,030
             Net unrealized losses
                                                                                             -                    137
             Other
                                                                                           907                  1,478
                                                                    --------               ---                  -----

             Total
                                                                                           -
                                                                                       448,649                402,580
                                                                                       -------                -------

             Income tax (payable) receivable - deferred                            ($   8,949)                $51,726
                                                                                    ===========               =======

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense was different from the amount computed by applying the federal  statutory tax rate of 35%
         to pre-tax income from continuing operations as follows:

                    (in thousands)                                                2000           1999           1998
                                                                                  ----           ----           ----

         Income (loss) before taxes
            Domestic                                                             $98,136      $109,036       $45,435
            Foreign                                                               (2,540)       (2,523)       (2,514)
                                                                                  -------    --- -------      -------
            Total                                                                 95,596       106,513        42,921

            Income tax rate                                                          35%            35%           35%
                                                                                -------         ------       --------

         Tax expense at federal statutory income tax rate                         33,459         37,280        15,022

         Tax effect of:
            Dividend received deduction                                           (7,350)        (9,572)       (9,085)
            Losses of foreign subsidiary                                             889            883           880

            Meals and entertainment                                                  841            664           487

            State income taxes                                                      (524)         1,071           673
            Other                                                                  3,464             18           177
                                                                                 --------     ----------     ---------

         Income tax expense                                                     $ 30,779       $ 30,344       $ 8,154
                                                                                ========       ========       =======

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain  operating  costs  (including  personnel,  rental of office space,  furniture,  and equipment) have been charged to the Company at cost by American Skandia Information  Services and Technology  Corporation  ("ASIST"),
         an affiliated  company.  The Company has also charged  operating  costs to ASISI.  The total cost to the Company for these items was  $13,974,000,  $11,136,000,  and $7,722,000 for the years ended December 31, 2000,  1999 and
         1998,  respectively.  Income received for these items was  $11,186,000,  $3,919,000 and $1,355,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution related costs associated with the sales of business  through an  investment  firm where ASM serves as an  introducing  broker  dealer.  Under this agreement,  the expenses  reimbursed  were  $5,842,000  and $1,441,000 for the years ended December 31, 2000 and
         1999. As of December 31, 2000 and 1999,  amounts  receivable  under this  agreement  were $492,000 and $245,000, respectively.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to receive  future  fees and contract  charges  expected  to be  realized  on variable  portions  of  designated  blocks of deferred  annuity contracts.

         The proceeds from the transfers  have been  recorded as a liability and are being  amortized  over the remaining surrender  charge period of the designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection with these transactions,  ASI issued collateralized notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the  Purchase  Agreements,  the rights  transferred  provide for ASI to receive a  percentage
         (60%, 80% or 100% depending on the underlying  commission  option) of future  mortality and expense  charges and contingent  deferred  sales charges,  after  reinsurance,  expected to be realized over the remaining  surrender charge period of the designated contracts (6 to 8 years).

         Payments  representing  fees and charges in the aggregate amount of  $219,454,000,  $131,420,000 and $69,226,000 were made by the Company to the Parent for the years  ended  December  31,  2000,  1999 and 1998,  respectively.
         Related  interest  expense of  $70,667,000,  $52,840,000  and  $22,978,000 has been included in the statement of income for the years ended December 31, 2000, 1999 and 1998, respectively.

         The Commissioner of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner has the ability to stop the payments due to the Parent under the  Purchase  Agreement  subject to certain  terms and conditions.

         The present values of the transactions as of the respective effective date were as follows:

                              Closing      Effective          Contract Issue         Discount       Present
           Transaction         Date           Date                Period               Rate          Value
           -----------         ----           ----                ------               ----          -----

             1996-1           12/16/96         9/1/96        1/1/94  -   6/30/96       7.5%           $50,221
             1997-1            7/23/97         6/1/97        3/1/96  -   4/30/97       7.5%            58,767
             1997-2           12/30/97        12/1/97        5/1/95  -  12/31/96       7.5%            77,552
             1997-3           12/30/97        12/1/97        5/1/96  -  10/31/97       7.5%            58,193
             1998-1            6/30/98         6/1/98        1/1/97  -   5/31/98       7.5%            61,180
             1998-2           11/10/98        10/1/98        5/1/97  -   8/31/98       7.0%            68,573
             1998-3           12/30/98        12/1/98        7/1/96  -  10/31/98       7.0%            40,128
             1999-1            6/23/99         6/1/99        4/1/94  -   4/30/99       7.5%           120,632
             1999-2           12/14/99        10/1/99       11/1/98  -   7/31/99       7.5%           145,078
             2000-1            3/22/00         2/1/00        8/1/99  -   1/31/00       7.5%           169,459
             2000-2            7/18/00         6/1/00        2/1/00  -   4/30/00       7.25%           92,399
             2000-3           12/28/00        12/1/00        5/1/00  -  10/31/00       7.25%          107,291
             2000-4           12/28/00        12/1/00        1/1/98  -  10/31/00       7.25%          107,139

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT (continued)

         Expected payments of future fees payable to ASI as of December 31, 2000 are as follows:

                                                     Year Ended
               (in thousands)                        December 31,                          Amount
                                                     ------------                          ------

                                                         2001                             $164,892
                                                         2002                              169,511
                                                         2003                              165,626
                                                         2004                              151,516
                                                         2005                              128,053
                                                             2006 and thereafter           154,812
                                                                                --         -------

                                                        Total                             $934,410
                                                                                          ========

9.       LEASES

         The Company  leases office space under a lease  agreement  established in 1989 with ASIST.  The Company  entered into a lease agreement for office space in Westminster,  Colorado,  effective January 1, 2001. Lease expense for
         2000, 1999 and 1998 was $6,593,000,  $5,003,000 and $3,588,000  respectively.  Future minimum lease payments per year and in aggregate as of December 31, 2000 are as follows:

                 (in thousands)          2001                              $6,487
                                         2002                               8,032
                                         2003                               8,098
                                         2004                               8,209
                                         2005                               8,756
                                         2006 and thereafter               51,922
                                                                       -----------

                                         Total                            $91,504
                                                                       ===========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company maintains cash, bonds and notes on deposit with various  states.  The carrying value of these deposits  amounted to $4,636,000 and $4,868,000 as of December 31, 2000,  and 1999,  respectively.  These deposits are required to be maintained for the protection of contractowners within the individual states.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory  basis  shareholder's  equity  was  $342,804,000  and  $286,385,000  at  December  31,  2000 and 1999,
         respectively.

         The statutory  basis net income for the year ended December 31, 2000 was  $11,550,000,  as compared to losses of
         $17,672,000 and $13,152,000 for the years ended December 31, 1999 and 1998, respectively.

         Under various state  insurance  laws, the maximum amount of dividends that can be paid to  shareholders  without prior approval of the state insurance  department is subject to restrictions  relating to statutory  surplus and net gain from operations.  At December 31, 2000, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of  Directors  authorized  the Company to increase  the par value of its capital stock from $80 per share to $100 per share in order to comply  with  minimum  capital  levels as required by the
         California  Department  of  Insurance.  This  transaction  resulted in a  corresponding  decrease in paid in and contributed surplus of $500,000 and had no effect on capital and surplus.

12.      STATUTORY ACCOUNTING PRACTICES

         The National  Association of Insurance  Commissioners  ("NAIC") revised the Accounting  Practices and Procedures
         Manual in a process  referred to as  Codification.  The State of  Connecticut  has adopted the provisions of the revised manual,  which is effective January 1, 2001. The revised manual has changed, to some extent,  prescribed statutory  accounting  practices and will result in changes to the accounting practices that the Company uses to prepare its  statutory-basis  financial  statements.  The  adoption of the revised  accounting  practices is not expected to have a material adverse effect on the Company's statutory-basis capital and surplus.

13.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially all employees are eligible.  Under this plan, the Company contributes 3% of salary for all  participating  employees and matches employee  contributions at a 50% level up to an additional  3% Company  contribution.  Company  contributions  to this plan on behalf of the  participants were $3,734,000, $3,164,000 and $2,115,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         The Company has a deferred  compensation  plan,  which is available to the internal  field  marketing  staff and certain officers.  Company contributions to this plan on behalf of the participants were $399,000,  $193,000 and
         $342,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         The Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to  executive  officers  and other  personnel.  The Company and  certain  affiliates  also have a profit sharing program which benefits all employees below the officer level.  These programs  consist of multiple plans with new plans  instituted  each year.  Generally,  participants  must  remain  employed  by the  Company or its affiliates at the time such units are payable in order to receive any payments  under the programs.  The accrued liability  representing  the value of these units was  $31,632,000  and  $42,619,000 as of December 31, 2000 and
         1999,  respectively.  Payments  under these programs were  $13,542,000,  $4,079,000 and $2,407,000 for the years ended December 31, 2000, 1999, and 1998, respectively.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                 (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

14.      REINSURANCE

         The effect of reinsurance for the years ended December 31, 2000, 1999 and 1998 is as follows:

         (in thousands)                                       2000
                                                              ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $477,802                      $45,784                      $13,607
        Ceded                             (53,224)                        (766)                      (4,561)
                                         --------                       ------                      -------
        Net                              $424,578                      $45,018                      $ 9,046
                                         ========                      =======                      =======

                                                           1999
                                                           ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $326,670                       $4,151                      ($1,382)
        Ceded                             (36,681)                      (1,073)                        (257)
                                         --------                      -------                        -----
        Net                              $289,989                       $3,078                      ($1,639)
                                         ========                       ======                      ========

                                                           1998
                                                           ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $215,425                       $ 691                       ($8,921)
        Ceded                             (29,214)                        362                            (9)
                                         --------                         ---                      ---------
        Net                              $186,211                      $1,053                       ($8,930)
                                         ========                      ======                       ========

         In December 2000, the Company entered into a modified  coinsurance  agreement with SICL effective  January 1996.
         During 2000, ceded premiums received net of commission  expenses and reserve  adjustments were  $10,360,000.  At
         December 31, 2000, $6,109,000 was payable to SICL under this agreement.

         Such ceded  reinsurance  does not relieve the Company of its obligations to  policyholders.  The Company remains liable to its  policyholders  for the  portion  reinsured  to the extent  that any  reinsurer  does not meet its obligations assumed under the reinsurance agreements.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

The Company has issued surplus notes to its Parent in exchange for cash.  Surplus notes outstanding as of December 31, 2000 and 1999 were as follows:

              (in thousands)
                                                                                            Interest for the
         ---------------------------------
                                            Interest       2000         1999           Years Ended December 31,
         ---------------------------------
                 Issue Date                   Rate        Amount       Amount         2000       1999        1998
                 ----------                   ----        ------       ------         ----       ----        ----
         ---------------------------------

         ---------------------------------
         December 29, 1993                   6.84%              -               -           -           -       1,387

         ---------------------------------
         February 18, 1994                   7.28%                         10,000         732         738         738
                                                      -
         ---------------------------------
         March 28, 1994                      7.90%                         10,000         794         801         801
                                                      -
         ---------------------------------
         September 30, 1994                  9.13%          15,000         15,000       1,392       1,389       1,389
         ---------------------------------
         December 28, 1994                   9.78%                              -           -       1,308       1,388
                                                           -
         ---------------------------------
         December 19, 1995                   7.52%          10,000         10,000         765         762         762
         ---------------------------------
         December 20, 1995                   7.49%          15,000         15,000       1,142       1,139       1,139
         ---------------------------------
         December 22, 1995                   7.47%           9,000          9,000         684         682         682
         ---------------------------------
         June 28, 1996                       8.41%          40,000         40,000       3,420       3,411       3,411
         ---------------------------------
         December 30, 1996                   8.03%          70,000         70,000       5,715       5,698       5,699
                                                      ---   ------  ---    ------ ---   ----- ---   ----- ---   -----
         ---------------------------------

         Total                                            $159,000       $179,000     $14,644     $15,928     $17,396
                                                          ========       ========     =======     =======     =======
         ---------------------------------

         Surplus notes for  $10,000,000  dated February 18, 1994 and  $10,000,000  dated March 28, 1994 were converted to additional  paid-in  capital on December 27, 2000. A surplus note for  $14,000,000  dated  December 28, 1994 was converted to  additional  paid-in  capital on December 10, 1999.  All surplus  notes mature seven years from the issue date.

         Payment of interest  and  repayment of principal  for these notes is subject to certain  conditions  and require approval by the Insurance  Commissioner of the State of Connecticut.  At December 31, 2000 and 1999, $15,816,000
         and  $14,372,000,  respectively,  of accrued  interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The  Company  had a  $10,000,000  short-term  loan  payable to ASI at  December  31,  2000 and 1999 as part of a revolving  loan  agreement.  The loan has an  interest  rate of 7.13% and matures on March 12,  2001.  The total interest  expense to the Company was $687,000,  $585,000 and $622,000 and for the years ended December 31, 2000,
         1999 and 1998,  respectively.  Accrued  interest  payable was  $222,000 and $197,000 as of December 31, 2000 and
         1999, respectively.

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately  99% of the Company's  separate  account  liabilities are subject to  discretionary  withdrawal by contractowners  at market value or with market value  adjustment.  Separate  account assets which are carried at fair value are adequate to pay such withdrawals  which are generally  subject to surrender  charges ranging from
         10% to 1% for contracts held less than 10 years.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

18.      SEGMENT REPORTING

         In recent years, in order to complete the array of products  offered by the Company and its affiliates to meet a wide variety of financial planning,  the Company developed the variable life insurance and qualified  retirement plan annuity  products.  Assets under  management and sales for the products other than variable  annuities have not been  significant  enough to warrant full segment  disclosures as required by SFAS 131,  "Disclosures  about
         Segments of an Enterprise and Related Information."

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

19.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

        (in thousands)                                                       Three months Ended

                                                            March 31     June 30      September 30     December 31
                                                            --------     -------      ------------     -----------
        2000
        Premiums and other insurance
           revenues                                        $137,255       $139,317           $147,923         $136,159
        Net investment income                                 2,876          3,628              4,186              966

        Net realized capital gains (losses)                     729         (1,436)              (858)             877
                                                            -------        -------             -----           -------
        Total revenues                                      140,860         141,509            151,251         138,002
        Benefits and expenses                               106,641         121,356            137,514         110,515
                                                            -------        --------           --------         -------
        Pre-tax net income                                   34,219          20,153             13,737          27,487

        Income taxes                                         10,038           5,225              3,167          12,349
                                                             ------         ---------          ------          ------

        Net income                                          $24,181         $14,928            $10,570         $15,138
                                                            =======         =======            =======         =======

        1999
        Premiums and other insurance
           revenues                                          $78,509         $88,435           $97,955        $111,443
        Net investment income                                  2,654           2,842             2,735           2,210

        Net realized capital gains                               295              25               206              52
                                                             -------       ---------           -------       ---------

        Total revenues                                        81,458          91,302           100,896         113,705
        Benefits and expenses                                 64,204          67,803            71,597          77,244
                                                              ------        ---------          -------          ------

        Pre-tax net income                                    17,254           23,499           29,299          36,461

        Income taxes                                           3,844            7,142            7,898          11,460
                                                              ------           ------        ----------         -------

        Net income                                          $ 13,410        $ 16,357          $ 21,401        $ 25,001
                                                            ========        ========          ========        ========

        1998
        Premiums and other insurance
           revenues                                          $50,593        $57,946             $62,445        $67,327
        Net investment income                                  3,262          2,410               2,469          2,989

        Net realized capital gains (losses)                      156             13                 (46)           (24)
                                                             -------        --------             -------       --------

        Total revenues                                        54,011         60,369              64,868         70,292
        Benefits and expenses                                 46,764         42,220              48,471         69,164
                                                              ------         ------              -------        -------
        Pre-tax net income                                     7,247         18,149              16,397          1,128
        Income taxes                                           1,175          4,174               2,223            582
                                                               -----          -----              ------        -------

        Net income                                            $6,072        $13,975             $14,174       $    546
                                                              ======        =======             =======        ========

                               APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit Prices and number of Units in the  Sub-accounts  that commenced  operations  prior to January 1, 2001 are shown below.  All or some of these  Sub-accounts were available during the periods shown as investment  options for other variable  annuities we offer pursuant  to  different  prospectuses.  The  Insurance  Charge  assessed  against  the  Sub-accounts  under the terms of those other variable  annuities  are the same as the charges  assessed  against such  Sub-accounts  under the Annuity  offered  pursuant to this
Prospectus.

         Unit Prices And Numbers Of Units:  The  following  table shows:  (a) the Unit Price,  as of the dates  shown,  for Units in each of the Class 1  Sub-accounts  of Separate  Account B that commenced  operations  prior to January 1, 2001 and are being offered pursuant to this  Prospectus or which we offer pursuant to certain other  prospectuses;  and (b) the number of Units  outstanding in each  such  Sub-account  as of the  dates  shown.  The year in which  operations  commenced  in each  such  Sub-account  is noted in parentheses.  The portfolios in which a particular  Sub-account  invests may or may not have commenced  operations prior to the date such Sub-account commenced operations.  The initial offering price for each Sub-account was $10.00.

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
AST Founders
Passport (1)
(1994)
Unit Price                    $16.12       23.45      12.54      11.46      11.39       10.23          -          -         -        -
Number of Units           16,245,805   8,818,599  9,207,623  9,988,104  9,922,698   2,601,283          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Scudder Japan (2)
(2000)
Unit Price                     $8.25           -          -          -          -           -          -          -         -        -
Number of Units               84,394           -          -          -          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST AIM
International Equity
(3)
(1989)                        $31.88       43.99      27.18      22.95      19.70       18.23      16.80      16.60     12.37    13.69
Unit Price                19,112,622  16,903,883 17,748,560 17,534,233 17,220,688  14,393,137 14,043,215  9,063,464 1,948,773 1,092,902
Number of Units
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Janus Overseas
Growth
(1997)
Unit Price                    $17.96       24.16      13.41      11.70          -           -          -          -         -        -
Number of Units           57,327,711  61,117,418 43,711,763 21,405,891          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International Growth
(1997)
Unit Price                    $17.92       21.66      13.30      11.35          -           -          -          -         -        -
Number of Units           17,007,352   6,855,601  5,670,336  2,857,188          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International
Growth II (4)
(1994)
Unit Price                    $13.93       17.10      13.14      11.69      11.70       10.39       9.49          -         -        -
Number of Units           26,340,548  28,704,924 34,328,425 37,784,426 32,628,595  17,935,251 11,166,758          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST MFS Global
Equity
(1999)
Unit Price                    $10.08       11.01          -          -          -           -          -          -         -        -
Number of Units            2,803,013     116,756          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
AST Janus Small-Cap
Growth (5)
(1994)
Unit Price                    $21.51       42.08      17.64      17.28      16.54       13.97      10.69          -         -        -
Number of Units           25,535,093  32,134,969 15,003,001 14,662,728 12,282,211   6,076,373  2,575,105          -         -        -
------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Scudder Small-
Cap Growth (6)
(1999)
Unit Price                    $11.98       15.37          -          -          -           -          -          -         -        -
Number of Units           63,621,279  53,349,003          -          -          -           -          -          -         -        -
                                                                                                                              ---------
------------------------------------------------------------------------------------------------------------------------------
AST Federated
Aggressive Growth (2)
(2000)
Unit Price                     $9.08           -          -          -          -           -          -          -         -        -
Number of Units              196,575           -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs
Small-Cap Value (7)
(1998)
Unit Price                    $13.95       10.57       9.85          -          -           -          -          -         -        -
Number of Units           15,193,053   6,597,544  4,081,870          -          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli Small-Cap
Value (8)
(1997)
Unit Price                    $13.35       11.11      11.20      12.70          -           -          -          -         -        -
Number of Units           23,298,524  21,340,168 24,700,211 14,612,510          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Janus Mid-Cap
Growth (9)
(2000)
Unit Price                     $6.58           -          -          -          -           -          -          -         -        -
Number of Units            9,426,102           -          -          -          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger
Berman
Mid-Cap Growth (10)
(1994)
Unit Price                    $25.90       28.58      19.15      16.10      13.99       12.20       9.94          -         -        -
Number of Units           26,517,850  13,460,525 13,389,289 11,293,799  9,563,858   3,658,836    301,267          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger
Berman
Mid-Cap Value (11)
(1993)
Unit Price                    $21.09       16.78      16.10      16.72      13.41       12.20       9.81      10.69         -        -
Number of Units           44,558,699  37,864,586 16,410,121 11,745,440  9,062,152   8,642,186  7,177,232  5,390,887         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Alger All-Cap
Growth
(2000)
Unit Price                     $6.74           -          -          -          -           -          -          -         -        -
Number of Units           28,229,631           -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli All-Cap
Value (2)
(2000)
Unit Price                    $10.06           -          -          -          -           -          -          -         -        -
Number of Units            1,273,094           -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Kinetics
Internet (2)
(2000)
Unit Price                     $8.01           -          -          -          -           -          -          -         -        -
Number of Units              116,363           -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Natural Resources
(1995)
Unit Price                    $19.86       15.88      12.57      14.46      14.19       11.01          -          -         -        -
Number of Units            6,520,983   6,201,327  5,697,453  7,550,076  6,061,852     808,605          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Alliance
Growth (12)
(1996)
Unit Price                    $17.38       20.44      15.48      12.33      10.89           -          -          -         -        -
Number of Units           25,796,792  17,059,819 19,009,242 18,736,994  4,324,161           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth
(1999)
Unit Price                    $10.38       11.27          -          -          -           -          -          -         -        -
Number of Units            7,515,486     409,467          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Marsico Capital
Growth
(1997)
Unit Price                    $17.81       21.06      14.00      10.03          -           -          -          -         -        -
Number of Units           94,627,691  78,684,943 40,757,449    714,309          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST JanCap Growth
(1992)
Unit Price                    $41.14       60.44      39.54      23.83      18.79       14.85      10.91      11.59     10.51        -
Number of Units           99,250,773  94,850,623 80,631,598 62,486,302 46,779,164  28,662,737 22,354,170 13,603,637 1,476,139        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Janus Strategic
Value (2)
(2000)
Unit Price                     $9.82           -          -          -          -           -          -          -         -        -
Number of Units              586,058           -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers
Realty
(1998)
Unit Price                    $10.39        8.35       8.28          -          -           -          -          -         -        -
Number of Units           11,891,188   6,224,365  3,771,461          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Managed Index 500 (13)
(1998)
Unit Price                    $13.55       15.08      12.61          -          -           -          -          -         -        -
Number of Units           48,835,089  39,825,951 22,421,754          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Income & Growth (14)
(1997)
Unit Price                    $14.24       16.19      13.35      12.06          -           -          -          -         -        -
Number of Units           32,388,202  21,361,995 13,845,190  9,523,815          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Alliance Growth
and Income (15)
(1992)
Unit Price                    $28.72       27.60      24.11      21.74      17.79       15.22      11.98      11.88     10.60        -
Number of Units           53,536,296  52,766,579 47,979,349 42,197,002 28,937,085  18,411,759  7,479,449  4,058,228   956,949        -
---------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth with
Income
(1999)
Unit Price                    $10.36       10.49          -          -          -           -          -          -         -        -
Number of Units            6,937,627     741,323          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST INVESCO Equity
Income
(1994)
Unit Price                    $22.01       21.31      19.34      17.31      14.23       12.33       9.61          -         -        -
Number of Units           50,171,495  46,660,160 40,994,187 33,420,274 23,592,226  13,883,712  6,633,333          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST AIM Balanced (16)
(1993)
Unit Price                    $19.98       21.19      17.78      15.98      13.70       12.49      10.34      10.47         -        -
Number of Units           30,290,413  23,102,272 22,634,344 22,109,373 20,691,852  20,163,848 13,986,604  8,743,758         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Strategic Balanced
(1997)
Unit Price                    $14.23       14.90      13.37      11.18          -           -          -          -         -        -
Number of Units           14,498,180  13,944,535  6,714,065  2,560,866          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Asset Allocation
(1994)
Unit Price                    $19.33       19.70      18.12      15.53      13.30       11.92       9.80          -         -        -
Number of Units           19,704,198  22,002,028 18,469,315 13,524,781  8,863,840   4,868,956  2,320,063          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Global Bond (17)
(1994)
Unit Price                    $10.49       10.69      11.82      10.45      10.98       10.51       9.59          -         -        -
Number of Units           11,219,503  12,533,037 12,007,692 12,089,872  8,667,712   4,186,695  1,562,364          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Federated High
Yield
(1994)
Unit Price                    $12.80       14.38      14.30      14.13      12.62       11.27       9.56          -         -        -
Number of Units           36,914,825  41,588,401 40,170,144 29,663,242 15,460,522   6,915,158  2,106,791          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Lord Abbett
Bond-Debenture (2)
(2000)
Unit Price                    $10.12           -          -          -          -           -          -          -         -        -
Number of Units              650,253           -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Total
Return Bond
(1994)
Unit Price                    $14.40       13.09      13.43      12.44      11.48       11.26       9.61          -         -        -
Number of Units           82,545,240  73,530,507 64,224,618 44,098,036 29,921,643  19,061,840  4,577,708          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                    $12.79       11.96      11.73      11.26      10.62       10.37          -          -         -        -
Number of Units           31,046,956  32,560,943 28,863,932 25,008,310 18,894,375  15,058,644          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Money Market
(1992)
Unit Price                    $12.94       12.38      12.00      11.57      11.16       10.77      10.35      10.12     10.01        -
Number of Units          172,493,206 187,609,708 75,855,442 66,869,998 42,435,169  30,564,442 27,491,389 11,422,783   457,872        -

The Montgomery
Variable Series - MV
Emerging Markets
(1996)
Unit Price                     $7.09       10.06       6.19      10.05      10.25           -          -          -         -        -
Number of Units           12,899,472  12,060,036 10,534,383 10,371,104  2,360,940           -          -          -         -        -

Wells Fargo Variable
Trust - Equity Income
(1999)
Unit Price                    $10.05        9.96          -          -          -           -          -          -         -        -
Number of Units              502,986     136,006          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Value
(1998)
Unit Price                     $9.56        9.17       9.53         -           -          -          -           -         -        -
Number of Units            4,442,888   2,826,839  1,148,849         -           -          -          -           -         -        -

Rydex Variable Trust
-
Nova
(1999)                         $8.50       10.82          -          -          -           -          -          -         -        -
Unit Price                14,799,352   5,474,129          -          -          -           -          -          -         -        -
Number of Units
---------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-
Ursa
(1999)                        $10.62        9.28          -          -          -           -          -          -         -        -
Unit Price                 2,269,599   1,803,669          -          -          -           -          -          -         -        -
Number of Units
---------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-
OTC
(1999)                        $10.40       17.07          -          -          -           -          -          -         -        -
Unit Price                32,179,793  18,520,440          -          -          -           -          -          -         -        -
Number of Units

---------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Technology
(1999)
Unit Price                    $12.48       16.52          -          -          -           -          -          -         -        -
Number of Units           29,491,113   4,622,242          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Health Sciences
(1999)
Unit Price                    $14.59       11.34          -          -          -           -          -          -         -        -
Number of Units           19,381,405     786,518          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Financial Services
(1999)
Unit Price                    $14.04       11.41          -          -          -           -          -          -         -        -
Number of Units           14,091,636     759,104          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Telecommunications
(1999)
Unit Price                    $11.05       15.17          -          -          -           -          -          -         -        -
Number of Units           17,856,118   4,184,526          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Dynamics
(1999)
Unit Price                    $13.23       13.91          -          -          -           -          -          -         -        -
Number of Units           11,409,827   2,022,585          -          -          -           -          -          -         -        -

Evergreen VA -  Global
Leaders
(1999)
Unit Price                    $10.55       11.72          -          -          -           -          -          -         -        -
Number of Units              887,758      23,101          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Omega
(2000)
Unit Price                     $7.98           -          -          -          -           -          -          -         -        -
Number of Units            1,637,475           -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Special Equity
(1999)
Unit Price                    $11.01       12.19          -          -          -           -          -          -         -        -
Number of Units            1,731,145     152,342          -          -          -           -          -          -         -        -

---------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2000         1999        1998       1997       1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Europe 30
(1999)
Unit Price                    $10.52       12.24          -          -          -           -          -          -         -        -
Number of Units            2,327,562     273,963          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraSmall-Cap (18)
(1999)
Unit Price                     $9.18       11.96          -          -          -           -          -          -         -        -
Number of Units            3,258,574     813,904          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraOTC
(1999)
Unit Price                     $6.19       23.58          -          -          -           -          -          -         -        -
Number of Units           17,597,528   2,906,024          -          -          -           -          -          -         -        -

First Trust(R)10
Uncommon Values (19)
(2000)
Unit Price                     $7.43           -          -          -          -           -          -          -         -        -
Number of Units            2,690,435           -          -          -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------

1.       Effective  October 15, 1996,  Founders Asset  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to October 15,
     1996,  Seligman Henderson Co. served as Sub-advisor of the Portfolio,  then named "Seligman  Henderson  International Small Cap
     Portfolio."
2.       These Portfolios were first offered as Sub-accounts on October 23, 2000.
3.       Effective May 3, 1999, A I M Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October 15, 1996 and
     May 3, 1999, Putnam Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam International
     Equity."  Prior to October 15, 1996,  Seligman  Henderson Co. served as  Sub-advisor  of the  Portfolio,  then named  "Seligman
     Henderson International Equity Portfolio."
4.       Effective May 1, 2000, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Prior to May 1,
     2000,  Rowe  Price-Fleming  International,  Inc.  served as  Sub-advisor  of the  Portfolio,  then  named  "AST T.  Rowe  Price
     International Equity Portfolio."
5.       Effective December 31, 1998, Janus Capital  Corporation  became  Sub-advisor of the Portfolio.  Prior to December 31, 1998,
     Founders Asset Management, LLC served as Sub-advisor of the Portfolio, then named "Founders Capital Appreciation Portfolio."
6.       Effective May 1, 2001, the name of the portfolio  changed to the "AST Scudder  Small-Cap  Growth  Portfolio".  Prior to May
     1, 2001 the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
7.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor of the Portfolio.  Prior to May 1, 2001, Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value."
8.       Effective  October 23, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T.
     Rowe Price  Associates,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price  Small  Company  Value
     Portfolio."
9.       This Portfolio was first offered as a Sub-account on May 1, 2000.
10.      Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Berger Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
11.      Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
12.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Oppenheimer Large-Cap Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company  Investment  Management,  L.P. served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
13.      Effective  May 1, 2000,  Sanford C.  Bernstein & Co.,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2000,
     Bankers Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
14.      Effective May 3, 1999, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam
     Value Growth & Income."
15.      Effective May 1, 2000,  Alliance  Capital  Management,  L.P.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 2000,
     Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
16.      Effective May 3, 1999, A I M Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October 15, 1996 and
     May 3, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam  Balanced."
     Prior to October 15, 1996, Phoenix  Investment  Counsel,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix
     Balanced Asset Portfolio."
17.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became  Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was changed to the "AST T. Rowe Price  Global  Bond".  Effective  May 1, 1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 1996,  Scudder,  Stevens & Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
18.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.
19.      This Portfolio was first offered as a Sub-account on July 3, 2000.

                                        APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional Death Benefit is calculated.  Each example assumes that a $50,000 initial  Purchase  Payment is made and that no withdrawals are made prior to the Owner's death.  Each example assumes that  there is one Owner  who is age 50 on the Issue  Date and that all  Account  Value is  maintained  in the  variable  investment options.

Example with market increase
Assume that the Owner's Account Value has been increasing due to positive  market  performance.  On the date we receive due proof of death,  the Account Value is $75,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals, or Account  Value,  which ever is  greater.  Therefore,  the basic  Death  Benefit is equal to  $75,000.  The  Enhanced  Beneficiary
Protection  Optional  Death Benefit is equal to the amount  payable under the basic Death Benefit  ($75,000)  PLUS 50% of the "Death
Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $75,000 + $12,500 = $87,500

Examples with market decline
Assume that the Owner's  Account Value has been decreasing due to declines in market  performance.  On the date we receive due proof of death,  the  Account  Value is  $45,000.  The  basic  Death  Benefit  is  calculated  as  Purchase  Payments  minus  proportional withdrawals,  or Account  Value,  which ever is greater.  Therefore,  the basic  Death  Benefit is equal to  $50,000.  The  Enhanced
Beneficiary  Protection  Optional Death Benefit is equal to the amount  payable under the basic Death Benefit  ($50,000) PLUS 50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $50,000 + $0 = $50,000

         In this example you would  receive no additional  benefit from  purchasing  the Enhanced  Beneficiary  Protection  Optional
         Death Benefit.

Examples of Guaranteed Minimum Death Benefit Calculation
The following are examples of how the Guaranteed  Minimum Death Benefit is calculated.  Each example  assumes that a $50,000 initial
Purchase  Payment is made and that no  withdrawals  are made prior to the Owner's  death.  Each  example  assumes  that there is one
Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example of market increase
Assume that the Owner's  Account Value has generally been  increasing  due to positive  market  performance.  On the date we receive due proof of death, the Account Value is $90,000.  The Highest  Anniversary Value at the end of any previous period is $72,000.  The
Death Benefit would be the Account Value  ($90,000)  because it is greater than the Highest  Anniversary  Value ($72,000) or the sum of prior Purchase Payments increased by 5.0% annually ($73,872.77).

Example of market decrease
Assume that the Owner's Account Value generally  increased until the fifth  anniversary but generally has been decreasing  since the fifth  contract  anniversary.  On the date we receive due proof of death,  the Account  Value is  $48,000.  The Highest  Anniversary
Value at the end of any previous  period is $54,000.  The Death Benefit  would be the sum of prior  Purchase  Payments  increased by
5.0% annually ($73,872.77) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

Example of market increase followed by decrease
Assume that the Owner's  Account Value  increased  significantly  during the first six years  following the Issue Date. On the sixth anniversary  date the Account  Value is  $90,000.  During the seventh  Annuity  Year,  the  Account  Value  increases  to as high as
$100,000 but then  subsequently  falls to $80,000 on the date we receive due proof of death.  The Death Benefit would be the Highest
Anniversary Value at the end of any previous period ($90,000),  which occurred on the sixth anniversary,  although the Account Value was higher  during the  subsequent  period.  The Account Value on the date we receive due proof of death  ($80,000) is lower,  as is the sum of all prior Purchase Payments increased by 5.0% annually ($73,872.77).

                                APPENDIX D - SALE OF CONTRACTS TO RESIDENTS OF THE STATE OF NEW YORK

Some of the provisions of the Annuity are different for contracts offered to residents of the State of New York.

GLOSSARY OF TERMS

MVA: For New York  contracts,  you may transfer or withdraw all or part of the Account Value from a Fixed  Allocation  during the 30 days prior to the Maturity Date of such Fixed Allocation without application of a market value adjustment.

INVESTMENT OPTIONS

WHAT ARE THE FIXED INVESTMENT OPTIONS?
The State of New York does not allow a Guarantee Period to exceed ten years in duration.  For New York contracts, the interest rate we credit to the Fixed Allocation is subject to a minimum of 3%.

FEES AND CHARGES

Tax Charges: For New York contracts a charge for taxes may also be assessed against the Sub-accounts and/or the Fixed Allocations.

PURCHASING YOUR ANNUITY

Owner,  Annuitant and Beneficiary  Designations:  For contracts issued in the State of New York, the designation of contingent Owner is not allowed.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
Unless you  indicated  that a prior choice was  irrevocable  or your Annuity has been  endorsed to limit  certain  changes,  you may request to change  Owner,  Annuitant  and  Beneficiary  designations  by sending a request In Writing.  Where  allowed by law,  such changes will be subject to our  acceptance.  For New York  contracts,  some of the changes we will not accept  include,  but are not limited  to:  (a) a new  Owner  subsequent  to the  death of the Owner or the  first of any  joint  Owners  to die,  except  where a spouse-Beneficiary  has become the Owner as a result of an Owner's  death and (b) a new  Annuitant  prior to the Annuity Date if the
Annuity is owned by an entity.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
For New York  contracts the  "free-look"  period is within 21 days of receipt of the Annuity and within 10 days of receipt for IRAs.
The amount to be refunded  for New York  contracts  is the Account  Value in the  Sub-accounts  plus the Interim  Value of the Fixed
Allocations and for IRAs the amount to be refunded is the greater of Premium or Account Value.

MANAGING YOUR ACCOUNT VALUE

MVA Formula:  For annuities  issued in New York, we apply certain  formulas to determine "I" and "J" when we do not offer  Guarantee
Periods with a duration equal to the remaining period.  These formulas are as follows:

(a)      If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the remaining  period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next  shortest and next longest  durations  then  available for new Fixed  Allocations  for your class of
                  Annuities.

(b)      If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the remaining  period,  we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's  Corporate Bond Yield Average - Monthly average  Corporates (the  "Average"),  as published by Moody's
                  Investor  Services,  Inc., its successor,  or an equivalent  service should such Average no longer be published by
                  Moody's.  For  determining  I, we will use the  Average  published  on or  immediately  prior to the  start of the applicable Guarantee Period.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
For New York contracts the minimum amount allowed in an investment  option is $500.  Your transfer  request must be In Writing.  For
New York contracts,  a specific  authorization  form MUST be completed which  authorizes us to accept transfers via phone or through means such as electronic mail.

The following  services which we may offer are not available for New York  contracts:  (1)  authorization  of an  independent  third
                                               ---
party to transact transfers on your behalf and (2) market timing program.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
For New York  contracts we will notify you of the Guarantee  Periods  available as of the date of such notice,  at least 45 days and not more than 60 days prior to the Maturity Date. No MVA applies to any amounts  allocated to a particular  Fixed  Allocation if you withdraw all or part of the Account Value in such Fixed  Allocation  within 30 days of maturity.  If you are age 55 or older you may invest in a Fixed Allocation with a Guarantee Period of less than five years.

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

This benefit was never available to residents of the State of New York.

ACCESS TO ACCOUNT VALUE

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
The Annuity Date must be the first or the fifteenth day of a calendar  month.  However,  for New York  contracts,  if the contract's accumulated  value, at the time of annuitization,  is less than $2,000,  or would provide an income,  the initial amount of which is less than $20 per month,  in lieu of  commencing  the annuity  payments,  we reserve the right to cancel the annuity and pay you the total of the Account Value in any Sub-account plus the Interim Value of any Fixed Allocation.

For New York contracts the Annuity Date may not exceed the first day of the calendar month following the Annuitant's 90th birthday.

DEATH BENEFIT

For New York  contracts  paragraphs  (2) and (3)(b) are amended as follows:  If that person's  death occurs after the earlier of the decedent's age 90 or the tenth Annuity Year, the death benefit is your Account Value in the  Sub-accounts  plus the Interim Value of any Fixed Allocation.

The Optional Death Benefits  described in the  Prospectus are not offered in the State of New York.  However,  effective as of March
12, 2001, the Highest  Anniversary  Value Optional Death Benefit  described  below is available to new purchasers of the Annuity who are residents of the State of New York.

If the Annuity has one Owner, the Owner must be age 80 or less at the time the Highest  Anniversary  Value Optional Death Benefit is
purchased.  If the Annuity has joint  Owners,  the oldest  Owner must be age 80 or less.  If the Annuity is owned by an entity,  the
Annuitant must be age 80 or less.

Key Terms Used with the Highest Anniversary Value Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest
             -------------------------
     of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest  Anniversary  Value  equals the highest of all  previous  "Anniversary  Values" on or before the earlier of the
             ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as each anniversary of the Issue Date plus the sum of all Purchase  Payments on
             ------------------
     or after such anniversary less the sum of all "Proportional  Reductions"  since such anniversary.  The Anniversary Value on the
     Issue Date is equal to your Purchase Payment.

|X|      A  Proportional  Reduction is a reduction to the value being  measured  caused by a withdrawal,  equaling the percentage of
            -----------------------
     the  withdrawal  as compared to the Account  Value as of the date of the  withdrawal.  For example,  if your  Account  Value is
     $10,000 and you withdraw  $2,000 (a 20% reduction),  we will reduce both your  Anniversary  Value and the amount  determined by
     Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Highest Anniversary Value Death Benefit
The Highest Anniversary Value Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the  Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the Account  Value as of the date we receive in writing  "due proof of death" (an MVA may be  applicable  to amounts in any
              Fixed Allocations); and
2.       the Highest  Anniversary  Value on the Death Benefit Target Date plus the sum of all Purchase  Payments less the sum of all
              Proportional Reductions since the Death Benefit Target Date.

Charges for Highest Anniversary Value Death Benefit
If you purchase the Highest  Anniversary  Value Optional  Death  Benefit,  an annual charge of 0.20% is deducted from your Annuity's
Account  Value.  The charge will be based on the current Death Benefit under the Highest  Anniversary  Value  Optional Death Benefit
as of the date the charge is deducted  minus the Interim Value of any Fixed  Allocations.  The charge is deducted in addition to the
Insurance  Charge.  The charge is deducted in arrears on each  anniversary of the Issue Date of the Annuity or, if you terminate the
Optional Death Benefit or surrender your Annuity, on the date the termination or surrender is effective.

TAX CONSIDERATIONS

HOW ARE DISTRIBUTIONS FROM TAX-QUALIFIED RETIREMENT PLANS TAXED?

Minimum  Distributions  after age 70 1/2: For New York  contracts the Minimum  Distribution  provision is only  available for annuities issued under Section 403(b) of the IRS Code or for IRA's where Minimum  Distributions  are required.  Minimum  Distributions are not available for any other contracts.

Deferral of  Transactions:  For New York contracts we may defer any  distribution or transfer from a Fixed  Allocation or an annuity payout for a period not to exceed 6 months.  If we defer a distribution  or transfer from any Fixed  Allocation or any fixed annuity payout for more than ten days, we pay interest  using our then current  crediting  rate for this purpose,  which is not less than 3%
per year on the amount deferred.

Modification:  In addition to obtaining  prior approval from the insurance  department of our state of domicile before making such a substitution, deletion or addition, we will also obtain prior approval from the Superintendent of Insurance for New York.

Misstatement of Age or Sex: For New York contracts the following provision (c) is added:
(c) as to any annuity  payments,  we shall credit or charge interest using our then current  crediting rate for this purpose,  which is not greater than 6% interest per year,  calculated  from the date of any  underpayment  or overpayment to the date actual payment is made.

                                                 APPENDIX E - PERFORMANCE ADVANTAGE

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

====================================================================================================================================
American Skandia's  Performance  Advantage was offered,  in those states where approved,  between May 15, 1999 and October 22, 2000.
The  description  below of the Performance  Advantage  benefit applies to those Contract Owners who purchased an Annuity during that time period when the Performance Advantage feature was offered.
====================================================================================================================================

GLOSSARY OF TERMS
When  determining  the Account  Value and  Surrender  Value of the Annuity,  both amounts will not include any Target Value  Credits
                       --------------      ----------------
(described below) that we are entitled to recover upon Surrender of your Annuity.

Do you provide any guarantees on my investment?
The Annuity  provides  variable  investment  options and fixed  investment  options.  Only the fixed  investment  options  provide a guaranteed  return on your  investment,  subject to certain terms and  conditions.  However,  your Annuity  includes a feature at no additional  cost that  provides  certain  benefits if your  Account  Value has not reached or exceeded a "target  value" on its 10th anniversary.  If, on the 10th  anniversary  of your  Annuity's  Issue Date,  your Account Value has not reached the target value (as defined below) you can choose either of the following benefits:

|X|      You may continue your Annuity  without  electing to receive  Annuity  payments and receive an annual credit to your Account
                                                                                                       ------
     Value  payable  until you begin  receiving  Annuity  payments.  The credit is equal to 0.25% of the  average of your  Annuity's
     Account Value for the preceding four complete  calendar  quarters.  This credit is applied to your investment  options pro-rata based on the allocation of your then current Account Value.

                                                                 OR

|X|      You may begin receiving  Annuity  payments within one year and accept a one-time credit to your Annuity equal to 10% of the net of the Account  Value on the 10th  anniversary  of its Issue Date minus the sum of all Purchase  Payments  allocated in the prior five years.  The annuity option you select must initially guarantee payments for not less than seven years.

Following the 10th  anniversary  of your  Annuity's  Issue Date, we will inform you if your Account Value did not meet or exceed the
Target  Value.  We will assume that you have elected to receive the annual  credit to your Account  Value  unless,  not less than 30 days  prior to the next  anniversary  of the  Annuity,  we receive at our home  office  your  election  to begin  receiving  Annuity payments.

Certain  provisions of this benefit and of the Target Value Credits  described below may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.

What is the "Target Value" and how is it calculated?
The Target Value is a tool used to determine  whether you are eligible to elect either of the benefits  described  above. The Target
Value does not impact the Account Value  available if you surrender  your Annuity or make a partial  withdrawal  and does not impact the Death  Benefit  available to your  Beneficiary(ies).  The Target Value assumes a rate of return over ten (10) Annuity Years that will allow your initial  investment to double in value,  adjusted for any withdrawals  and/or additional  Purchase Payments you make during the 10 year period.  We calculate the "Target Value" as follows:

1.       Accumulate  the initial  Purchase  Payment at an annual  interest rate of 7.2% until the 10th  anniversary of the Annuity's
     Issue Date; plus
                 ----
2.       Accumulate  any  additional  Purchase  Payments at an annual  interest  rate of 7.2% from the date  applied  until the 10th anniversary of the Annuity's Issue Date; minus
                                              -----
3.       Each  "proportional  reduction"  resulting from any  withdrawal,  accumulating  at an annual interest rate of 7.2% from the date the  withdrawal is processed  until the 10th  anniversary  of the Annuity's  Issue Date. We determine  each  "proportional reduction"  by  determining  the  percentage  of your Account  Value then  withdrawn and reducing the Target Value by that same percentage.  We include  any  withdrawals  under  your  Annuity  in this  calculation,  as well as the charge we deduct for any optional benefits you elect under the Annuity, but not the charge we deduct for the Annual Maintenance Fee or the Transfer Fee.

Examples
1.       Assume you make an initial  Purchase  Payment of $10,000 and make no further  Purchase  Payments.  The Target  Value on the
     10th  anniversary of your Annuity's  Issue Date would be $20,042,  assuming no withdrawals  are made.  This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period.

2.       Assume you make an initial  Purchase Payment of $10,000 and make no further  Purchase  Payments.  Assume at the end of Year
     6, your  Account  Value has  increased  to $15,000 and you make a  withdrawal  of 10% or $1,500.  The Target  Value on the 10th anniversary  would be $18,722.  This is equal to $10,000  accumulating at an annual rate of 7.2% for the 10-year period,  minus the proportional reduction accumulating at an annual interest rate of 7.2%.

Can I restart the 10-year Target Value calculation?
Yes, you can elect to lock in the growth in your Annuity by  "restarting"  the 10-year period on any  anniversary of the Issue Date.
If you elect to restart the  calculation  period,  we will treat your Account  Value on the restart date as if it was your  Purchase
Payment  when  determining  if your  Annuity's  Account  Value meets or exceeds the Target  Value on the  appropriate  tenth  (10th)
anniversary.  You may elect to restart the calculation more than once, in which case, the 10-year  calculation  period will begin on the date of the last restart  date. We must receive your  election to restart the  calculation  at our home office not later than 30 days after each anniversary of the Issue Date.

What are Target Value Credits?
Target Value Credits are additional  amounts that we apply to your Account Value to increase the likelihood  that your Account Value will meet or exceed the Target Value.  We add Target Value  Credits to your Account Value at the time a Purchase  Payment is applied to your Annuity.  Only those Purchase  Payments made before the first  anniversary of the Issue Date of your Annuity are eligible to receive Target Value Credits.

The amount of the Target Value Credit is equal to 1.0% of each qualifying  Purchase  Payment.  Target Value Credits are only payable on  qualifying  Purchase  Payments  if the  Owner(s) of the Annuity  is(are)  less than age 81 on its Issue Date.  If the Annuity is owned by an entity,  the age  restriction  applies to the age of the Annuitant on the Issue Date. The Target Value Credit is payable from our general  account and is allocated  to the  investment  options in the same ratio that the  qualifying  Purchase  Payment is allocated.

Target Value Credits will not be available if you purchase your Annuity as part of an exchange,  replacement  or transfer,  in whole or in part, of an Annuity we issued that has the same or a similar benefit.

 ====================================================================================================================================
 The amount of any Target Value Credits are not immediately  vested and can be recovered by American Skandia under the circumstances and for the time periods  shown below.  If American  Skandia  exercises its right to recover the amount of any Target Value Credit, any investment gain on the Target Value Credit will not be taken back.
 1.       If you surrender your Annuity before the 10th anniversary of the Issue Date of the Annuity.
 2.       If you elect to begin receiving Annuity payments before the first anniversary of the Issue Date.
 3.       If a  person  on  whose  life we pay the  Death  Benefit  dies,  or if a  "contingency  event"  occurs  which  triggers  a medically-related surrender:
 |X|      within 12 months after the date a Target Value Credit was allocated to your Account Value; or
 |X|      within 10 years after the date a Target Value Credit was allocated to your Account Value if any owner was over age 70 on the Issue Date, or, if the Annuity was then owned by an entity, the Annuitant was over age 70 on the Issue Date.
 Following completion of the above time periods, the amount of any Target Value Credits are vested in the Owner.
 ====================================================================================================================================

                                            American Skandia Life Assurance Corporation
                                                     Attention: Concierge Desk

                                                       For Written Requests:

                                                            P.O. Box 883
                                                     Shelton, Connecticut 06484

                                                      For Electronic Requests:

                                                 customerservice@americanskandia.com

                                                       For Requests by Phone:

                                                           1-800-752-6342

===================================================================================================================
                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT CONTAINS  FURTHER  DETAILS ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS ASL-PROS (05/2001).
===================================================================================================================
===================================================================================================================

===================================================================================================================

                                       -------------------------------------------------------
                                                          (print your name)

                                       -------------------------------------------------------
                                                              (address)

                                       -------------------------------------------------------
                                                        (city/state/zip code)

                ADDITIONAL INFORMATION: Inquiries will be answered by calling your representative or by writing to:

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                 at

                                                            P.O. Box 883
                                                     Shelton, Connecticut 06484

                                                                 or

                                                 customerservice@americanskandia.com

Issued by:                                                                                                     Serviced at:

AMERICAN SKANDIA LIFE                                                                                 AMERICAN SKANDIA LIFE
ASSURANCE CORPORATION                                                                                 ASSURANCE CORPORATION
One Corporate Drive                                                                                            P.O. Box 883
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                        Telephone:  1-800-752-6342
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                          Distributed by:

                                              AMERICAN SKANDIA MARKETING, INCORPORATED
                                                        One Corporate Drive
                                                     Shelton, Connecticut 06484
                                                      Telephone: 203-926-1888
                                                   http://www.americanskandia.com

                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes  American Skandia  LifeVest(R)Premier,  a flexible  premium  deferred annuity (the "Annuity")  offered by
American  Skandia  Life  Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us").  The  Annuity  may be  offered  as an individual  annuity contract or as an interest in a group annuity.  This Prospectus  describes the important features of the Annuity and what you should  consider  before  purchasing  the Annuity.  We have also filed a Statement of  Additional  Information  that is available from us,  without  charge,  upon your request.  The contents of the Statement of Additional  Information  are described on page 58. The Annuity or certain of its  investment  options and/or  features may not be available in all states.  Various rights and benefits may differ between  states to meet  applicable  laws and/or  regulations.  In particular,  please refer to Appendix D for a description  of certain  provisions  that apply to Annuities  sold to New York  residents.  Certain  terms are  capitalized  in this prospectus.  Those terms are either defined in the Glossary of Terms or in the context of the particular section.

====================================================================================================================================
American  Skandia offers several  different  annuities  which your  financial  professional  may be authorized to offer to you. Each annuity has different  features and benefits that may be  appropriate  for you based on your financial  situation,  your age and how you intend to use the annuity.  The different features and benefits include variations in death benefit  protection,  the ability to access your  annuity's  account value and the charges that you will be subject to if you choose to surrender  the annuity.  The fees and charges may also be different between each annuity.

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should  consider any surrender or penalty charges you may incur when replacing your existing coverage.
====================================================================================================================================

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently  used for  retirement  planning.  It may be used as an investment  vehicle for  "qualified"  investments, including an IRA,  SEP-IRA,  Roth IRA Section 401(a) plans  (defined  benefit plans and defined  contribution  plans such as 401(k), profit  sharing and money purchase  plans) or Tax Sheltered  Annuity (or 403(b)).  It may also be used as an investment  vehicle for
"non-qualified"  investments.  The Annuity allows you to invest your money in a number of variable  investment options as well as in one or more fixed investment options.

When an Annuity is purchased as a  "non-qualified"  investment,  you  generally  are not taxed on any  investment  gains the Annuity earns until you make a  withdrawal  or begin to receive  annuity  payments.  This  feature,  referred to as  "tax-deferral",  can be beneficial to the growth of your Account Value  because money that would  otherwise be needed to pay taxes on investment  gains each year remains invested and can earn additional money.  However,  because the Annuity is designed for long-term  retirement savings, a
10%  penalty  tax may be  applied  on  withdrawals  you make  before  you  reach age 59 1/2.  Annuities  purchased  as a  non-qualified investment  are not subject to the maximum  contribution  limits  that may apply to a qualified  investment,  and are not subject to required minimum distributions after age 701/2.

When an Annuity is purchased as a "qualified"  investment,  you should consider that the Annuity does not provide any additional tax advantages  to the  preferential  treatment  already  available  through your  retirement  plan under the Internal  Revenue Code. An
Annuity may offer  features  and  benefits in addition to  providing  tax  deferral  that other  investment  vehicles may not offer, including  death benefit  protection for your  beneficiaries,  lifetime income  options,  and the ability to make transfers  between numerous variable  investment options offered under the Annuity.  You should consult with your financial  professional as to whether the overall benefits and costs of the Annuity are appropriate considering your overall financial plan.

------------------------------------------------------------------------------------------------------------------------------------
These  annuities are NOT deposits or obligations  of, or issued,  guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S.  government,  the Federal  Deposit  Insurance  Corporation  (FDIC),  the Federal  Reserve Board or any other agency.  An investment in this annuity involves certain investment risks, including possible loss of principal.
------------------------------------------------------------------------------------------------------------------------------------

THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUS FOR THE UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
                                            FOR FURTHER INFORMATION CALL 1-800-752-6342.
Prospectus Dated: May 1, 2001                                                 Statement of Additional Information Dated: May 1, 2001
FUSI ASL-PROS- (05/2001)                                                                                                FUSI ASLPROS

WHAT ARE SOME OF THE KEY FEATURES OF THE ANNUITY?

|X|      The Annuity is a "flexible  premium  deferred  annuity."  It is called  "flexible  premium"  because you have  considerable flexibility in the timing and amount of premium  payments.  Generally,  investors  "defer"  receiving  annuity payments until after an accumulation period.
|X|      This  Annuity  offers  both  variable  and fixed  investment  options.  If you  allocate  your  Account  Value to  variable investment  options,  the value of your  Annuity  will vary daily to reflect the  investment  performance  of the  underlying investment  options.  Fixed investment  options of different  durations are offered that are guaranteed by us, but may have a
       Market Value Adjustment if you withdraw your Account Value before the Maturity Date.
|X|      The Annuity features two distinct phases - the accumulation  period and the payout period.  During the accumulation  period your Account Value is allocated to one or more underlying  investment options. The variable investment options,  each a Class
       1  Sub-account  of American  Skandia Life  Assurance  Corporation  Variable  Account B, invest in an  underlying  mutual fund portfolio.  Currently,  portfolios  of the following  underlying  mutual funds are being  offered:  American  Skandia  Trust,
       Montgomery  Variable Series,  Wells Fargo Variable Trust,  Rydex Variable Trust,  INVESCO Variable  Investment  Funds,  Inc.,
       Evergreen Variable Annuity Trust, ProFunds VP, First Defined Portfolio Fund LLC and The Prudential Series Fund, Inc.
|X|      During the payout period,  commonly called  "annuitization,"  you can elect to receive  annuity  payments (1) for life; (2)
       for life with a  guaranteed  minimum  number  of  payments;  (3)  based on joint  lives;  or (4) for a  guaranteed  number of payments.  We currently make annuity payments available on a fixed or variable basis.
|X|      This Annuity  offers a basic Death  Benefit.  It also offers  optional  Death  Benefits  that provide an enhanced  level of protection for your beneficiary(ies) for an additional charge.
|X|      There is no  Contingent  Deferred  Sales Charge on  surrenders  or  withdrawals.  You can withdraw  Account Value from your
       Annuity free of any charges.
|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty  transfers each year free of charge.
       We also  offer  several  programs  that  enable you to manage  your  Account  Value as your  financial  needs and  investment performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity through  licensed,  registered  financial  professionals.  You must complete an application and submit a minimum initial  purchase  payment of $15,000.  We may allow you to make a lower  initial  purchase  payment  provided you  establish a bank drafting  program  under  which  purchase  payments  received  in the first  Annuity  Year total at least  $15,000.  There is no age restriction to purchase the Annuity.  However,  the basic Death Benefit provides  greater  protection for a period of ten (10) years from the Issue Date or for persons under age 90.

                                                         Mailing Addresses:

New Business/Additional Purchase Payments:                                                                      Exchange Paperwork:

American Skandia Life Assurance Corporation                                             American Skandia Life Assurance Corporation
P.O. Box 7040                                                                                                         P.O. Box 7039
Bridgeport, CT  06601-7040                                                                               Bridgeport, CT  06601-7039

All other correspondence:                                                                                   Express/Overnight Mail:

American Skandia Life Assurance Corporation                                             American Skandia Life Assurance Corporation
P.O. Box 7038                                                                                                 Three Corporate Drive
Bridgeport, CT  06601-7038                                                                                       Shelton, CT  06484

                                                         GLOSSARY OF TERMS

Many terms used within this  Prospectus  are described  within the text where they appear.  The  description  of those terms are not repeated in this Glossary of Terms.

Account Value:  The value of each  allocation to a Sub-account or a Fixed  Allocation  prior to the Annuity Date, plus any earnings, and/or  less any losses,  distributions  and  charges.  The  Account  Value is  calculated  before we assess any  applicable  Annual
Maintenance  Fee. The Account Value is determined  separately for each Sub-account and for each Fixed  Allocation,  and then totaled to determine  Account  Value for your entire  Annuity.  The Account  Value of each Fixed  Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuitization:  The application of Account Value to one of the available  annuity options to begin receiving  periodic  payments for life, for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An allocation of Account Value that is to be credited a fixed rate of interest for a specified  Guarantee Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim  Value:  The value of the Fixed  Allocation  on any date other than the  Maturity  Date.  The Interim  Value is equal to the initial value allocated to the Fixed Allocation plus all interest  credited to the Fixed Allocation as of the date calculated,  less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market  value  adjustment  used in the  determination  of Account  Value of each Fixed  Allocation  on any day other than the
Maturity Date of such Fixed Allocation.

Owner: With an Annuity issued as an individual  annuity  contract,  the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.  With an Annuity issued as a certificate  under a group annuity  contract,  the "Owner"
refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available upon surrender  prior to the Annuity Date. It equals the Account Value as of the date we price the surrender  minus the Annual  Maintenance  Fee, Tax Charge and the charge for any optional  benefits.  There is no Contingent Deferred Sales Charge upon surrender.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation Day:  Every day the New York Stock  Exchange is open for trading or any other day the  Securities and Exchange  Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and  expenses we charge for the  Annuity.  Some  charges are  assessed  against  your  Annuity  while others are assessed  against  assets  allocated  to the  variable  investment  options.  The charges  that are assessed  against the
Annuity  include the Annual  Maintenance  Fee,  Transfer  Fee and the Tax Charge.  The charge that is assessed  against the variable investment  options is the  Insurance  Charge,  which is the  combination  of a mortality  and expense  risk charge and a charge for administration  of the Annuity.  Each  underlying  mutual fund portfolio  assesses a charge for investment  management and for other expenses.  The prospectus for each underlying  mutual fund provides more detailed  information about the expenses for the underlying funds.  In certain  states,  a premium tax charge may be  applicable.  All of these fees and expenses  are  described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                       YOUR TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
                                                        AMOUNT DEDUCTED/
------------------------------                       DESCRIPTION OF CHARGE                                    WHEN DEDUCTED
         FEE/EXPENSE
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Contingent Deferred Sales                                                                            There is no Contingent Deferred
Charge                                                   Not Applicable                           Sales Charge deducted upon surrender
                                                                                                          or partial withdrawal
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Annual Maintenance Fee                       Smaller of $30 or 2% of Account Value                     Annually on the contract's
                                                                                                   anniversary date or upon surrender
------------------------------- ----------------------------------------------------------------- --------------------------------------
-------------------------------
Transfer Fee                                                 $10.00                               After the 20th transfer each annuity
                                                                                                                  year
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Tax Charge                         Depends on the requirements of the applicable jurisdiction                    Various

------------------------------- ----------------------------------------------------------------- --------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                                  ANNUAL EXPENSES OF THE SUB-ACCOUNTS
                                 (as a percentage of the average daily net assets of the Sub-accounts)
------------------------------- ----------------------------------------------------------------- --------------------------------------
Mortality & Expense Risk
Charge                                                       1.25%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total  Annual  Expenses of the          1.40% per year of the value of each Sub-account              Applies to Variable Investment
Sub-accounts*                                                                                                 Options only
------------------------------- ----------------------------------------------------------------- --------------------------------------
*  The combination of the Mortality and Expense Risk Charges and Administration Charge is referred to as the "Insurance Charge"
elsewhere in this prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                           OPTIONAL BENEFITS
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
GUARANTEED RETURN OPTION
We offer a program  that  guarantees a "return of premium" at a future  date,  while  allowing you to       0.25% of Account Value
allocate all or a portion of your Account Value to the  Sub-accounts of your choice.  Please refer to
the discussion of the Guaranteed Return Option for a description of restrictions under the program.        (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your       0.25% of Account Value
beneficiary(ies)  by providing  additional amounts that can be used to offset federal and state taxes
payable on any taxable gains in your Annuity at the time of your death.                                    (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
GUARANTEED MINIMUM DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your     0.35% of the current Death
beneficiary(ies)  by providing the greater of the current  Account Value,  a 5.0% annual  increase on               Benefit
Purchase Payments minus proportional withdrawals or the Highest Anniversary Value.                         (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
----------------------------------------------------------------------------------------------------------------------------------------

 Please refer to the section entitled "Death Benefit" for a complete discussion of the optional Death Benefits, including restrictions on the age of the Owner/ Annuitant and limits on the amount payable.
----------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------
Below are the  investment  management  fees,  other  expenses,  and the total annual  expenses for each  underlying  Portfolio as of
December 31, 2000,  except as noted.  The total annual  expenses are the sum of the  investment  management  fee, other expenses and any 12b-1 fees.  Each figure is stated as a percentage of the underlying  Portfolio's  average daily net assets.  For certain of the underlying  Portfolios,  a portion of the  management  fee is being waived  and/or other  expenses are being  partially  reimbursed.
"N/A"  indicates  that no portion of the  management  fee and/or other  expenses is being waived  and/or  reimbursed.  Any footnotes about expenses appear after the list of all the  portfolios.  Those  portfolios  whose name includes the prefix "AST" are portfolios of American  Skandia Trust.  The underlying  mutual fund portfolio  information was provided by the underlying  mutual funds and has not been  independently  verified by us. See the prospectuses or statements of additional  information of the underlying  Portfolios for further details.  The current prospectus and statement of additional  information for the underlying  Portfolios can be obtained by calling 1-800-752-6342.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Fund
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

American Skandia Trust: (2)
  AST Founders Passport                               1.00%          0.38%          0.00%         1.38%          N/A         1.38%
  AST Scudder Japan (3)                               1.00%          1.78%          0.00%         2.78%         1.03%        1.75%
  AST AIM International Equity                        0.86%          0.24%          0.06%         1.16%          N/A         1.16%
  AST Janus Overseas Growth                           1.00%          0.18%          0.01%         1.19%          N/A         1.19%
  AST American Century International Growth           1.00%          0.27%          0.00%         1.27%          N/A         1.27%
  AST American Century International Growth II        1.00%          0.26%          0.00%         1.26%          N/A         1.26%
  AST MFS Global Equity                               1.00%          0.87%          0.00%         1.87%         0.12%        1.75%
  AST Janus Small-Cap Growth                          0.90%          0.16%          0.01%         1.07%          N/A         1.07%
  AST Scudder Small-Cap Growth                        0.95%          0.16%          0.02%         1.13%          N/A         1.13%
  AST Federated Aggressive Growth (3)                 0.95%          6.27%          0.00%         7.22%         5.87%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.20%          0.00%         1.15%          N/A         1.15%
  AST Gabelli Small-CapValue                          0.90%          0.21%          0.01%         1.12%          N/A         1.12%
  AST Janus Mid-Cap Growth (5)                        1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.16%          0.03%         1.09%          N/A         1.09%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.18%          0.16%         1.24%          N/A         1.24%
  AST Alger All-Cap Growth                            0.95%          0.24%          0.05%         1.24%          N/A         1.24%
  AST Gabelli All-Cap Value (3)                       0.95%          0.64%          0.00%         1.59%         0.14%        1.45%
  AST Kinetics Internet (3)                           1.00%          4.34%          0.00%         5.34%         3.94%        1.40%
  AST T. Rowe Price Natural Resources                 0.90%          0.24%          0.06%         1.20%          N/A         1.20%
  AST Alliance Growth                                 0.90%          0.19%          0.07%         1.16%          N/A         1.16%
  AST MFS Growth                                      0.90%          0.30%          0.00%         1.20%          N/A         1.20%
  AST Marsico Capital Growth                          0.90%          0.14%          0.02%         1.06%         0.02%        1.04%
  AST JanCap Growth                                   0.90%          0.13%          0.01%         1.04%         0.04%        1.00%
  AST Janus Strategic Value (3)                       1.00%          1.41%          0.00%         2.41%         1.06%        1.35%
  AST Alliance/Bernstein Growth + Value (4)           0.90%          0.24%          0.03%         1.17%          N/A         1.17%
  AST Sanford Bernstein Core Value (4)                0.75%          0.24%          0.03%         1.02%          N/A         1.02%
  AST Cohen & Steers Realty                           1.00%          0.22%          0.06%         1.28%          N/A         1.28%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.15%          0.16%         1.06%         0.01%        1.05%
  AST MFS Growth with Income (4)                      0.90%          0.33%          0.00%         1.23%          N/A         1.23%
  AST INVESCO Equity Income                           0.75%          0.17%          0.03%         0.95%         0.01%        0.94%
  AST AIM Balanced                                    0.73%          0.22%          0.00%         0.95%          N/A         0.95%
  AST American Century Strategic Balanced             0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Asset Allocation                  0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Global Bond                       0.80%          0.32%          0.00%         1.12%          N/A         1.12%
  AST Federated High Yield                            0.75%          0.21%          0.00%         0.96%          N/A         0.96%
  AST Lord Abbett Bond-Debenture (3)                  0.80%          2.27%          0.00%         3.07%         1.87%        1.20%
  AST PIMCO Total Return Bond                         0.65%          0.17%          0.00%         0.82%          N/A         0.82%
  AST PIMCO Limited Maturity Bond                     0.65%          0.22%          0.00%         0.87%          N/A         0.87%
  AST Money Market                                    0.50%          0.15%          0.00%         0.65%         0.05%        0.60%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Fund
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.56%           0.00%        1.81%         0.25%        1.56%

Wells Fargo Variable Trust:
  Equity Income                                       0.70%          0.22%          0.25%         1.17%         0.17%        1.00%
  Equity Value                                        0.70%          0.62%          0.25%         1.57%         0.57%        1.00%

Rydex Variable Trust:
  Nova                                                 0.75%         0.67%           0.00%         1.42%          N/A         1.42%
  Ursa                                                0.90%          0.69%           0.00%        1.59%          N/A         1.59%
  OTC                                                 0.75%          0.71%           0.00%        1.46%          N/A         1.46%

INVESCO Variable Investment Funds, Inc.:
  Technology                                           0.72%         0.30%           0.00%         1.02%          N/A         1.02%
  Health Sciences                                      0.75%         0.32%           0.00%         1.07%          N/A         1.07%
  Financial Services                                   0.75%         0.34%           0.00%         1.09%          N/A         1.09%
  Telecommunications                                   0.75%         0.31%           0.00%         1.06%          N/A         1.06%
  Dynamics                                             0.75%         0.34%           0.00%         1.09%          N/A         1.09%

Evergreen Variable Annuity Trust:
  Omega                                                0.52%         0.16%           0.00%         0.68%          N/A         0.68%
  Equity Index                                         0.32%         0.22%           0.00%         0.54%         0.23%        0.31%
  Foundation                                           0.75%         0.17%           0.00%         0.92%          N/A         0.92%
  Global Leaders                                       0.87%         0.29%           0.00%         1.16%         0.15%        1.01%
  Special Equity                                       0.92%         0.25%           0.00%         1.17%         0.13%        1.04%
  Capital Growth                                       0.80%         0.32%           0.00%         1.12%         0.09%        1.03%
  Blue Chip                                            0.61%         0.64%           0.00%         1.25%         0.24%        1.01%
  Perpetual International                              1.00%         0.37%           0.00%         1.37%          N/A         1.37%

ProFund VP:
  Europe 30                                            0.75%         0.75%           0.25%         1.75%          N/A         1.75%
  UltraSmall-Cap                                       0.75%         1.34%           0.25%         2.34%         0.29%        2.05%
  UltraOTC                                             0.75%         0.75%           0.25%         1.75%          N/A         1.75%
  OTC (5)                                              0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bear (5)                                             0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bull Plus (5)                                        0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Biotechnology (5)                                    0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Energy (5)                                           0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Financial (5)                                        0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Healthcare (5)                                       0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Real Estate (5)                                      0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Technology (5)                                       0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Telecommunications (5)                               0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Utilities (5)                                        0.75%         1.00%           0.25%         2.00%          N/A         2.00%

First Defined Portfolio Fund LLC:
  First Trust(R)10 Uncommon Values                     0.60%          2.47%          0.25%         3.32%         1.95%        1.37%

The Prudential Series Fund, Inc.:
  SP Jennison International Growth (6)                0.85%          0.60%          0.25%         1.70%         0.06%        1.70%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The Investment  Manager of American  Skandia Trust has agreed to reimburse  and/or waive fees for certain  Portfolios until at least April 30, 2002. The caption "Total Annual Fund Operating  Expenses"  reflects the Portfolios' fees and expenses before such waivers and  reimbursements,  while the caption "Net Annual Fund Operating  Expenses"  reflects the effect of such waivers and reimbursements.
2        American  Skandia  Trust (the  "Trust")  adopted a  Distribution  Plan (the  "Distribution  Plan")  under Rule 12b-1 of the
     Investment  Company Act of 1940 to permit an affiliate of the Trust's  Investment  Manager to receive brokerage  commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these  commissions to promote the sale of shares of such  Portfolios.  While the brokerage  commission  rates and amounts paid by the various  Portfolios are not expected to increase as a result of the  Distribution  Plan,  the staff of the  Securities  and Exchange  Commission  takes the position that commission  amounts  received under the  Distribution  Plan should be reflected as  distribution  expenses of the
     Portfolios.  The Distribution Fee estimates are derived and annualized from data regarding  commission  amounts directed to the affiliate  under the  Distribution  Plan for the fiscal year ended  December 31, 2000.  Although  there are no maximum  amounts allowable,  actual commission  amounts directed under the Distribution Plan will vary and the amounts directed during the first full fiscal year  of the Plan's operations may differ substantially from the annualized amounts listed in the above chart.
3        These  Portfolios  commenced  operations  on  October  23,  2000.  "Other  Expenses"  and "12b-1  Fees"  shown are based on estimated amounts for the fiscal year ending December 31, 2001.
4        These  Portfolios  commenced  operations  on May 1, 2001.  "Other  Expenses"  and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2001.
5        These  Portfolios  commenced  operations  on  January  22,  2001.  "Other  Expenses"  and "12b-1  Fees"  shown are based on estimated amounts for the fiscal year ending December 31, 2001.
6        This  Portfolio  commenced  operations on April 15, 2001.  "Other  Expenses" are based on estimated  amounts for the fiscal year ending  December  31, 2001 and  include a 0.15%  Administration  Fee.  The 0.06% fee waiver and expense  reimbursement  is currently  in effect but may be  eliminated.  Therefore,  the Expense  Examples  reflect the Total Annual  Portfolio  Operating
     Expenses, not the Net Annual Portfolio Operating Expenses.

EXPENSE EXAMPLES
These  examples  are  designed to assist you in  understanding  the various  costs and expenses you will incur with the Annuity over certain periods of time based on specific  assumptions.  The examples reflect expenses of our Sub-accounts,  as well as those of the underlying mutual fund portfolios.  The Securities and Exchange Commission ("SEC") requires these examples.

The examples shown assume that: (a) you only allocate  Account Value in the  Sub-accounts;  (b) the Insurance  Charge is assessed as
1.40% per year; (c) the Annual  Maintenance Fee is reflected as a charge equal to 0.05% based on an assumed  average  contract size;
(d) you make no withdrawals  of Account Value during the period shown;  (e) you make no transfers,  withdrawals,  surrender or other transactions  that we charge a fee during the period shown;  (f) no tax charge applies;  and (g) the expenses  throughout the period for the underlying  mutual fund portfolios will be the "Net Annual Fund Operating  Expenses," as shown above in the section entitled
"Underlying Mutual Fund Portfolio Annual Expenses."

These  examples do not reflect the charge for either  optional  Death  Benefit that is offered  under the Annuity or the  Guaranteed
Return  Option.  If you purchase the Annuity with either  optional Death Benefit or the  Guaranteed  Return  Option,  this charge is deducted  on an annual  basis in arrears in addition to the  amounts  shown  below.  Please see the example of how we charge for the optional Death Benefits and the Guaranteed Return Option following these tables.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE EXPENSES OF THE UNDERLYING
MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

----------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                 (amounts shown are rounded to the nearest dollar)
----------------------------------------------------------------------------------------------------------------------------------------

                                       -------------------------------------
                                       There  is  no  Contingent   Deferred
                                       Sales    Charge   on    withdrawals.
                                       Therefore,   whether   or  not   you
                                       surrender  your  Annuity  at the end
                                       of the  applicable  time  period  or
                                       begin  taking  annuity  payments  at
                                       such   time,   you   would  pay  the
                                       following   expenses   on  a  $1,000
                                       investment,   assuming   5%   annual
                                       return on assets:

                                       -------------------------------------

                                                          After:
-------------------------------------------- --------- ---------- --------- ----------
Sub-Account:                                 1 Year    3 Years    5 Years   10 Years
-------------------------------------------- --------- ---------- --------- ----------

AST Founders Passport                           29        88        150        315
AST Scudder Japan                               33        100       169        351
AST AIM International Equity                    26        81        138        293
AST Janus Overseas Growth                       27        82        140        297
AST American Century International Growth       28        85        144        304
AST American Century  International  Growth     27        84        143        303
II
AST MFS Global Equity                           33        100       169        351
AST Janus Small-Cap Growth                      26        79        134        285
AST Scudder Small-Cap Growth                    26        80        137        290
AST Federated Aggressive Growth                 28        87        148        311
AST Goldman Sachs Small-Cap Value               26        81        138        293
AST Gabelli Small-Cap Value                     26        80        137        290
AST Janus Mid-Cap Growth                        28        85        145        306
AST Neuberger Berman Mid-Cap Growth             26        79        135        287
AST Neuberger Berman Mid-Cap Value              27        83        142        300
AST Alger All-Cap Growth                        27        83        142        300
AST Gabelli All-Cap Value                       29        90        153        321
AST Kinetics Internet                           29        88        150        317
AST T. Rowe Price Natural Resources             27        82        140        297
AST Alliance Growth                             26        81        138        293
AST MFS Growth                                  27        82        140        297
AST Marsico Capital Growth                      25        77        132        281
AST JanCap Growth                               25        76        130        277
AST Janus Strategic Value                       28        87        148        311
AST Alliance/Bernstein Growth + Value           27        82        139        294
AST Sanford Bernstein Core Value                25        77        132        280
AST Cohen & Steers Realty                       28        85        145        306
AST Sanford Bernstein Managed Index 500         23        70        119        255
AST American Century Income & Growth            24        74        127        270
AST Alliance Growth and Income                  25        78        133        282
AST MFS Growth with Income                      27        83        142        300
AST INVESCO Equity Income                       24        74        127        270
AST AIM Balanced                                24        75        128        272
AST American Century Strategic Balanced         26        79        135        287
AST T. Rowe Price Asset Allocation              26        79        134        285
AST T. Rowe Price Global Bond                   26        80        137        290
AST Federated High Yield                        24        75        128        273
AST Lord Abbett Bond-Debenture                  27        82        140        297
AST PIMCO Total Return Bond                     23        71        121        259
AST PIMCO Limited Maturity Bond                 23        72        123        264
AST Money Market                                21        64        110        237

MV Emerging Markets                             31        94        159        333

-------------------------------------------- --------- ---------- --------- ----------

                                                          After:
-------------------------------------------- --------- ---------- --------- ----------
Sub-Account:                                 1 Year    3 Years    5 Years   10 Years
-------------------------------------------- --------- ---------- --------- ----------

WFVT Equity Income                              25        76        130        277
WFVT Equity Value                               25        76        130        277

Rydex Nova                                      29        89        152        319
Rydex Ursa                                      31        94        160        335
Rydex OTC                                       30        91        154        324

INVESCO VIF Technology                          25        77        132        280
INVESCO VIF Health Sciences                     26        79        134        285
INVESCO VIF Financial Services                  26        79        135        287
INVESCO VIF Telecommunications                  25        78        133        283
INVESCO VIF Dynamics                            26        79        135        287

Evergreen VA Omega                              22        67        114        245
Evergreen VA Equity Index                       18        55         94        204
Evergreen VA Foundation                         24        74        126        269
Evergreen VA Global Leaders                     25        77        131        278
Evergreen VA Special Equity                     25        77        132        280
Evergreen VA Capital Growth                     25        77        132        281
Evergreen VA Blue Chip                          25        77        131        278
Evergreen VA Perpetual International            29        88        149        314

ProFund VP Europe 30                            33        100       169        351
ProFund VP UltraSmall-Cap                       36        109       184        380
ProFund VP UltraOTC                             33        100       169        351
ProFund VP OTC                                  35        106       179        370
ProFund VP Bear                                 35        106       179        370
ProFund VP Bull Plus                            35        106       179        370
ProFund VP Biotechnology                        35        107       181        375
ProFund VP Energy                               35        107       181        375
ProFund VP Financial                            35        107       181        375
ProFund VP Healthcare                           35        107       181        375
ProFund VP Real Estate                          35        107       181        375
ProFund VP Technology                           35        107       181        375
ProFund VP Telecommunications                   35        107       181        375
ProFund VP Utilities                            35        107       181        375

First Trust(R)10 Uncommon Values                 29        88        149        314

SP Jennison International Growth                32        98        166        346
-------------------------------------------- --------- ---------- --------- ----------

Expenses For Optional Benefits

Guaranteed Return Option
If you elect to  participate  in the  Guaranteed  Return Option  program,  an annual charge of 0.25% is deducted from your Annuity's
Account  Value.  The charge will be based on the Account  Value of the  Sub-accounts  and any Fixed  Allocations  as of the date the charge is deducted.  Below is an example of how the charge for the Optional Death Benefit is calculated.

Initial Purchase Payment:           $10,000
Account Value on
  Anniversary of Issue Date:        $12,500

Cost of Optional Death Benefit      0.25% X $12,500 = $31.25 per year

Enhanced Beneficiary Protection Death Benefit
If you purchase the  Enhanced  Beneficiary  Protection  Optional  Death  Benefit,  an annual  charge of 0.25% is deducted  from your
Annuity's  Account Value. The charge will be based on the Account Value of the Sub-accounts and any Fixed Allocations as of the date the charge is deducted.  Below is an example of how the charge for the Optional Death Benefit is calculated.

Initial Purchase Payment:           $10,000
Account Value on
  Anniversary of Issue Date:        $12,500

Cost of Optional Death Benefit      0.25% X $12,500 = $31.25 per year

Since charges for the Optional  Death Benefit are  determined  based on a percentage  of Account  Value,  you will pay more for this benefit if your  Account  Value  increases.  The value of the  Optional  Death  Benefit  will also  increase  as the  Account  Value increases.  However,  the Optional Death Benefit is also subject to a maximum  benefit.  See the section  entitled  "Optional  Death
Benefits" for a description of the Enhanced Beneficiary Protection Optional Death Benefit.

Guaranteed Minimum Death Benefit
If you purchase the  Guaranteed  Minimum Death  Benefit,  an annual charge of 0.35% is deducted from your  Annuity's  Account Value.
The charge will be based on the current  Death  Benefit  under the  Guaranteed  Minimum  Death  Benefit as of the date the charge is deducted.  Below is an example of how the charge for the Guaranteed Minimum Death Benefit is calculated.

Initial Purchase Payment:           $10,000
Account Value on
  Anniversary of Issue Date:        $12,500
Current Death Benefit:              $13,000

Cost of Optional Death Benefit      0.35% X Current Death Benefit = $45.50 per year

The charge for optional Death  Benefits is deducted in addition to the Insurance  Charge which is deducted on a daily basis from the
Account  Value  allocated  to the  Sub-accounts.  The  charge  for the  optional  Death  Benefits  is  deducted  in  arrears on each anniversary  of the Issue Date of the Annuity or, if you terminate  the optional  Death  Benefit or surrender  your Annuity,  on the date the termination or surrender is effective.

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment  option is a Class 1 Sub-account of American  Skandia Life Assurance  Corporation  Variable Account B (see
"What are Separate  Accounts" for more detailed  information.)  Each Sub-account  invests  exclusively in one Portfolio.  You should carefully  read the  prospectus  for any  Portfolio  in  which  you are  interested.  The  following  chart  classifies  each of the
Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The chart  also  provides a description of each Portfolio's  investment  objective (in italics) and a short, summary description of their key policies to assist you in determining  which  Portfolios  may be of interest to you.  There is no guarantee  that any underlying  mutual fund portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the description.  Those portfolios whose name includes the prefix "AST" are portfolios of American  Skandia Trust.  The investment  manager for AST is American  Skandia  Investment  Services,
Incorporated  ("ASISI"),  an affiliated company of American Skandia.  However, a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

Some of the Portfolios  available as  Sub-accounts  under the Annuity are managed by the same portfolio  advisor or sub-advisor as a retail  mutual fund that the Portfolio may have been modeled after at the  Portfolio's  inception.  Certain  retail mutual funds may also have been modeled after a Portfolio.  While the investment  objective and policies of the funds may be  substantially  similar, the actual  investments  made by the funds will  differ to  varying  degrees.  Differences  in the  performance  of the funds can be expected,  and in some cases could be substantial.  Details about the investment objectives,  policies,  risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds.

========================================================================================================================================
Effective  January 19, 2000, the AST Janus Small-Cap Growth portfolio is no longer offered as a Sub-account  under the Annuity.  Owners of Contracts  issued on or before  January 18, 2000 may not allocate  additional  Account  Value or make  transfers  into the AST Janus
Small-Cap Growth Sub-account,  except that, Owners who had previously elected a bank drafting, dollar cost averaging,  asset allocation and/or rebalancing  program will be allowed to continue.  However,  no changes involving the AST Janus Small-Cap Growth Sub-account may be made to such programs.

Effective March 1, 2000, the AST Janus Overseas  Growth  portfolio is no longer offered as a Sub-account  under the Annuity,  except as noted below.  Owners of Contracts  issued on or before  February 29, 2000 with Account Value allocated to the AST Janus Overseas Growth
Sub-account  may continue to allocate  Account Value and make transfers into the AST Janus Overseas Growth  Sub-account,  including any bank drafting,  dollar cost averaging,  asset allocation and rebalancing programs.  Contracts issued on or after March 1, 2000 will not be allowed to allocate Account Value to the AST Janus Overseas Growth Sub-account.

The Portfolios may be offered as a Sub-account to Contract Owners at some future date;  however,  at the present time, American Skandia has no intention to do so.
========================================================================================================================================

====================================================================================================================================
Effective  March 16, 2001,  the Nova,  Ursa and OTC  portfolios of Rydex  Variable  Trust will no longer be offered as  Sub-accounts under the Annuity.  Owners of Annuity  contracts  issued on or after March 16, 2001 will not be allowed to allocate Account Value to the Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Annuity  contracts issued before March 16,
2001,  and/or  their  authorized  financial  professionals,  will no longer be able to  allocate  additional  Account  Value or make transfers  into  the  Rydex  Nova,  Rydex  Ursa or Rydex  OTC  Sub-accounts.  Contract  Owners  and/or  their  authorized  financial professionals  who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer  Account Value into the Rydex  Sub-accounts at a later date. Bank drafting,  dollar cost  averaging,  asset  allocation and rebalancing  programs  that were  effective on or before March 16, 2001 and included one or more of the Rydex  Sub-accounts  will be allowed to continue.  However, no changes involving the Rydex Sub-accounts may be made to such programs.
====================================================================================================================================

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The
   MONEY MARKET     Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average       J. P. Morgan
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective  Investment Management
                    maturities of not more than 397 days.                                                                     Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital appreciation  to produce a high total return.  The Portfolio  pursues its objective by normally investing in high yield and  investment  grade debt  securities,  securities  convertible  into common stock and preferred stocks. Under normal  circumstances,  the Portfolio invests at least
                    65% of its total assets in fixed income  securities  of various  types.  The Portfolio may find good value in high yield securities,  sometimes called "lower-rated bonds" or "junk bonds," and
                    frequently  may have more than half of its assets  invested in those  securities.  At least 20%    Lord, Abbett & Co.
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to
       BOND         maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation
                    of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 65% of its assets in lower-rated  corporate fixed income  securities  ("junk bonds").  These fixed income securities
 HIGH YIELD BOND    may include preferred stocks,  convertible  securities,  bonds,  debentures,  notes,  equipment   Federated Investment
                    lease  certificates  and  equipment  trust  certificates.  A fund  that  invests  primarily  in        Counseling
                    lower-rated  fixed  income  securities  will  be  subject  to  greater  risk  and  share  price fluctuation  than a typical fixed income fund,  and may be subject to an amount of risk that is comparable to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Global Bond (f/k/a AST T. Rowe Price  International  Bond):  seeks to provide high  current  income  and  capital  growth  by  investing  in  high-quality  foreign  and U.S.
                    government  bonds.  The Portfolio  will invest at least 65% of its total assets in bonds issued or guaranteed by the U.S. or foreign governments or their agencies and by foreign  authorities, provinces and municipalities.  Corporate bonds, mortgage- and asset-backed  securities may also be purchased.  The Sub-advisor  bases its investment  decisions on fundamental  market factors,
   GLOBAL BOND      currency trends,  and credit quality.  The Portfolio  generally  invests in countries where the      T. Rowe Price
                    combination of fixed-income returns and currency exchange rates appears attractive,  or, if the   International, Inc.
                    currency trend is  unfavorable,  where the  Sub-advisor  believes that the currency risk can be minimized  through  hedging.  The  Portfolio  may also  invest  up to 20% of its  assets in the aggregate  in  below  investment-grade,  high-risk  bonds  ("junk  bonds").  In  addition,  the
                    Portfolio may invest up to 30% of its assets in mortgage-backed  (including  derivatives,  such as  collateralized  mortgage  obligations and stripped  mortgage  securities) and  asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally
ASSET ALLOCA-TION   invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income
                    securities.  The Sub-advisor  concentrates common stock investments in larger, more established      T. Rowe Price
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth     Associates, Inc.
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST AIM Balanced:  seeks to provide a well-diversified  portfolio of stocks and bonds that will produce both capital growth and current  income.  The Portfolio  attempts to meet its objective
                    by  investing,  normally,  a minimum of 30% and a maximum of 70% of its total  assets in equity      A I M Capital
                    securities  and a minimum  of 30% and a maximum of 70% of its total  assets in  non-convertible     Management, Inc.
                    debt  securities.  The  Sub-advisor  will primarily  purchase  equity  securities for growth of capital and debt securities for income purposes.

     BALANCED

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
                    equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA  Foundation:  seeks,  in order of priority,  reasonable  income,  conservation  of capital and capital  appreciation.  The  Portfolio  invests  principally  in a  combination  of
                    common stocks,  securities  convertible into or exchangeable for common stocks and fixed income   Evergreen Investment
                    securities.  Common  stocks are  selected  based on a  combination  of  financial  strength and   Management Company,
                    estimated  growth  potential.  Fixed income  securities  are selected  based on the  investment           LLC
                    adviser's  projections of interests  rates,  varying amounts and maturities in order to achieve     (f/k/a Evergreen
                    capital protection and, when possible,  capital appreciation.  Under normal circumstances,  the     Asset Management
                    Portfolio  anticipates  that at least 25% of its net assets will consist of debt securities and          Corp.)
                    the remainder in equity securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST INVESCO  Equity  Income:  seeks capital  growth and current  income while  following  sound investment  practices.  The Portfolio seeks to achieve its objective by investing in securities
                    that are expected to produce  relatively high levels of income and consistent,  stable returns.   INVESCO Funds Group,
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and           Inc.
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be invested in equity securities that do not pay regular dividends.
  EQUITY INCOME
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, high-quality  domestic  companies with  above-average  return potential based on current market
                    valuations and above-average  dividend income.  Under normal market  conditions,  the Portfolio    Wells Fargo Funds
                    invests at least 65% of its total assets in income  producing  equity  securities and in issues     Management, LLC
                    of companies with market capitalizations greater than the median of the Russell 1000 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  Alliance  Growth and Income  (f/k/a AST Lord Abbett  Growth and Income):  seeks  long-term growth of capital and income while attempting to avoid excessive  fluctuations in market value.
                    The Portfolio  normally will invest in common stocks (and  securities  convertible  into common
      GROWTH        stocks). The Sub-advisor will take a value-oriented  approach,  in that it will try to keep the     Alliance Capital
        &           Portfolio's  assets  invested  in  securities  that are  selling at  reasonable  valuations  in     Management, L.P.
      INCOME        relation to their fundamental  business prospects.  The stocks that the Portfolio will normally invest in are those of seasoned  companies that are expected to show  above-average  growth and that the Sub-advisor believes are in sound financial condition.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
                    growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
                    potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
                    with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
      GROWTH        Index without taking on significant  additional risk and while  attempting to create a dividend
        &           yield that will be greater than the S&P 500 Index.
      INCOME
     (Cont.)

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with Income:  seeks reasonable  current income and long-term  capital growth and income.  Under  normal  market  conditions,  the  Portfolio  invests  at least 65% of its total
                    assets  in  common  stocks  and  related  securities,  such as  preferred  stocks,  convertible      Massachusetts
                    securities and depositary  receipts.  The stocks in which the Portfolio  invests generally will    Financial Services
                    pay  dividends.  While the  Portfolio  may  invest in  companies  of any  size,  the  Portfolio         Company
                    generally  focuses  on  companies  with  larger  market  capitalizations  that the  Sub-advisor believes have  sustainable  growth  prospects and  attractive  valuations  based on current and expected  earnings  or cash  flow.  The  Portfolio  may  invest up to 20% of its net  assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately
   REAL ESTATE      equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio
      (REIT)        will invest  substantially all of its assets in the equity securities of real estate companies,      Cohen & Steers
                    i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction,   Capital Management,
                    financing,  management  or sale of real  estate or that has at least 50% of its  assets in real           Inc.
                    estate. Real estate companies may include real estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    Evergreen VA Equity Index:  seeks investment  results that achieve price and yield  performance
                    similar  to the  Standards  and  Poor's  500  Composite  Price  Index  ("S&P 500  Index").  The   Evergreen Investment
                    Portfolio  invests  substantially all of its total assets in equity securities that represent a   Management Company,
  S&P 500 INDEX     composite of the S&P 500 Index.  The  correlation  between the performance of the Portfolio and           LLC
                    the S&P 500  Index is  expected  to be,  before  expenses,  0.98 or  higher.  The S&P 500 is an   (f/k/a First Capital
                    unmanaged  index of 500 common stocks chosen to reflect the industries of the U.S.  economy and          Group)
                    is often considered a proxy for the stock market in general.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST  Sanford  Bernstein  Managed  Index  500:  seeks to  outperform  the  Standard & Poor's 500
                    Composite  Stock Price Index (the "S&P 500(R)")  through stock  selection  resulting in different weightings of common stocks relative to the index.  The Portfolio will invest  primarily in the common  stocks of companies  included in the S&P 500(R).  In seeking to  outperform  the S&P 500, the  Sub-advisor  starts  with a  portfolio  of stocks  representative  of the  holdings of the
  MANAGED INDEX     index.  It then uses a set of fundamental  quantitative  criteria that are designed to indicate   Sanford C. Bernstein
                    whether a particular  stock will  predictably  perform  better or worse than the S&P 500. Based        & Co., LLC
                    on these  criteria,  the  Sub-advisor  determines  whether the  Portfolio  should  over-weight, under-weight or hold a neutral  position in the stock relative to the proportion of the S&P 500 that the stock  represents.  In addition,  the Sub-advisor also may determine that based on the quantitative  criteria,  certain equity  securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the  Russell  1000 Index (the  "Russell  1000").  The Russell  1000 is a
    LARGE CAP       market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.     Alliance Capital
      EQUITY        companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35     Management, L.P.
                    companies  primarily from the Russell 1000 Growth Index  constituting  approximately 50% of the
                    Portfolio's  net  assets and 35-50  companies  primarily  from the  Russell  1000  Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected,
                    high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.     Alliance Capital
                    Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Management, L.P.
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.

    LARGE CAP
      EQUITY
     (Cont.)

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST JanCap Growth:  seeks growth of capital in a manner  consistent  with the  preservation  of capital.  Realization of income is not a significant  investment  consideration  and any income realized on the  Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's
                    objective.  The Portfolio will pursue its objective by investing  primarily in common stocks of      Janus Capital
                    companies that the Sub-advisor  believes are  experiencing  favorable demand for their products       Corporation
                    and services,  and which operate in a favorable  competitive  and regulatory  environment.  The
                    Sub-advisor  generally takes a "bottom up" approach to choosing  investments for the Portfolio.
                    In other words,  the Sub-advisor  seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Strategic  Value:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective by investing  primarily in common stocks with the  potential for long-term  growth of capital using a "value" approach.  This value approach emphasizes  investments in companies the
                    Sub-advisor believes are undervalued  relative to their intrinsic worth.  Realization of income      Janus Capital
                    is not a significant  consideration when choosing investments for the Portfolio.  The Portfolio       Corporation
                    will  generally  focus on the  securities of larger  companies,  however,  it may invest in the securities of smaller  companies,  including  start-up  companies offering emerging products or services.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments
                    for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis     Marsico Capital
                    with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and     Management, LLC
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large. This is called "bottom up" stock selection.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,      Massachusetts
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other
                    things, the Portfolio seeks to identify compelling buying opportunities  created when companies   Sanford C. Bernstein
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even        & Co., LLC
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Blue Chip:  seeks  capital  growth with the  potential  for income.  The Portfolio   Evergreen Investment
                    invests  primarily  in common  stocks of  well-established,  large U.S.  companies  with a long   Management Company,
                    history  of  performance,   typically   recognizable   names  representing  a  broad  range  of           LLC
                    industries.   To  provide  balance,   the  Portfolio  also  invests  in  quality   medium-sized     (f/k/a Evergreen
                    companies.  The  Portfolio's  stock  selection  is  based  on a  diversified  style  of  equity  Investment Management
                    investment  management  that  allows  it to invest in both  value  and  growth-oriented  equity         Company)
    LARGE CAP       securities.
      EQUITY
     (Cont.)

                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen  VA  Capital  Growth:  seeks  to  provide  long-term  appreciation  of  capital.  The
                    Portfolio  invests  primarily  in common  stocks.  The  Portfolio  may also invest in preferred   Evergreen Investment
                    stocks,  convertible preferred stocks,  convertible debentures,  and any other class or type of   Management Company,
                    security which the investment  adviser believes offers the potential for capital  appreciation.           LLC
                    In selecting  investments,  the investment adviser attempts to identify  securities it believes      (f/k/a Mentor
                    will provide  capital  appreciation  over the  intermediate  or long term due to changes in the   Investment Advisors
                    financial condition of issuers, changes in financial conditions generally, or other factors.              LLC)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alger All-Cap Growth: seeks long-term capital growth.  The Portfolio invests primarily in equity securities, such as common or preferred stocks that are listed on U.S. exchanges or in
                    the over-the-counter market.  The Portfolio may invest in the equity securities of companies           Fred Alger
                    of all sizes, and may emphasize either larger or smaller companies at a given time based on         Management, Inc.
                    the Sub-advisor's assessment of particular companies and market conditions.
      ALL-CAP
      EQUITY

                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or  GAMCO Investors, Inc.
                    smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus Mid-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in common stocks,  selected for their growth  potential,  and normally invests at least 65% of its
                    equity  assets  in  medium-sized  companies.  For  purposes  of  the  Portfolio,   medium-sized
                    companies  are those whose market  capitalizations  (measured at the time of  investment)  fall      Janus Capital
                    within the range of  companies  in the  Standard & Poor's  MidCap  400 Index.  The  Sub-advisor       Corporation
                    seeks  to  identify  individual  companies  with  earnings  growth  potential  that  may not be recognized by the market at large.

  MID-CAP EQUITY
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Growth:  seeks capital growth. The Portfolio  primarily invests in
                    the common stocks of mid-cap  companies,  i.e.,  companies  with equity market  capitalizations     Neuberger Berman
                    from $300 million to $10 billion at the time of investment.  The Portfolio is normally  managed        Management
                    using a growth-oriented  investment approach.  The Sub-advisor looks for fast-growing companies       Incorporated
                    that are in new or rapidly evolving industries.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Value:  seeks capital growth.  The Portfolio  primarily invests in the  common  stocks of  mid-cap  companies.  Under the  Portfolio's  value-oriented  investment
                    approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued     Neuberger Berman
                    and that may rise in price  before  other  investors  realize  their  worth.  Factors  that the        Management
                    Sub-advisor may use to identify these companies  include strong  fundamentals,  including a low       Incorporated
                    price-to-earnings  ratio,  consistent cash flow, and a sound track record through all phases of the market cycle.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Omega:  seeks maximum capital growth.  The Portfolio  invests  primarily in common
                    stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market   Evergreen Investment
                    capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the   Management Company,
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market           LLC
                    conditions,  business  developments  and  economic  trends.  During  this review  process,  the     (f/k/a Evergreen
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than  Investment Management
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead         Company)
                    to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may also invest up to 25% of its assets in foreign securities.

  MID-CAP EQUITY
      (Cont.)

                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds -  Dynamics:  seek  capital  appreciation.  The  Portfolio
                    invests   primarily  in  common  stocks  of  mid-size  U.S.   companies  -  those  with  market
                    capitalizations  between $2 billion  and $15 billion at the time of purchase - but also has the flexibility to invest in other types of securities,  including  preferred  stocks,  convertible
                    securities  and bonds.  The core of the  Portfolio's  portfolio  is invested in  securities  of   INVESCO Funds Group,
                    established  companies  that are leaders in attractive  growth markets with a history of strong           Inc.
                    returns.  The  remainder of the  Portfolio  is invested in  securities  that show  accelerating growth,  driven by product cycles,  favorable  industry or sector  conditions and other factors that will lead to rapid sales and earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Equity Value:  seeks long-term capital  appreciation.  The Portfolio pursues its objective by investing in a  diversified  portfolio  composed  primarily  of equity  securities  that are trading at low  price-to-earnings  ratios,  as measured  against the stock market as a whole or
                    against  the  individual  stock's  own price  history.  Under  normal  market  conditions,  the    Wells Fargo Funds
                    Portfolio  invests  primarily in common  stocks of both large,  well-established  companies and     Management, LLC
                    smaller  companies  with market  capitalization  exceeding $50 million at the time of purchase.
                    The Portfolio may also invest in debt  instruments that may be converted into the common stocks of both U.S. and foreign companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Although investments in securities of smaller companies are generally  considered to offer greater opportunity for appreciation,  they also involve  greater risk of  depreciation  than  securities of larger  companies.  Smaller  companies may lack depth of management,  financial resources,  or they may be  developing  or  marketing  products or services  for which there is not an  established  market.  Additionally, smaller  companies  normally have fewer shares  outstanding and trade less frequently than large  companies.  Therefore,  the securities of smaller companies may be subject to wider price fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing  in equity  securities  of companies  offering  superior  prospects  for earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller
                    companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Federated Investment
                    Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's        Counseling
                    strategies with respect to security analysis,  market  capitalization and sector allocation are
    SMALL CAP       designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly
      EQUITY        above those of the S&P 500 Index.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  Small-Cap  Value (f/k/a AST T. Rowe Price Small Company  Value):  seeks to provide long-term capital growth by investing primarily in  small-capitalization  stocks that appear to be  undervalued.  The Portfolio will normally invest at least 65% of its total assets in stocks
                    and   equity-related   securities   of  small   companies   ($1   billion  or  less  in  market          GAMCO
                    capitalization).  Reflecting a value approach to investing,  the Portfolio will seek the stocks     Investors, Inc.
                    of companies  whose current stock prices do not appear to adequately  reflect their  underlying value as measured by assets, earnings, cash flow or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman  Sachs  Small-Cap  Value (f/k/a AST Lord Abbett Small Cap Value):  seeks  long-term capital  appreciation.  The Portfolio will seek its objective through investments  primarily in equity  securities  that are  believed to be  undervalued  in the  marketplace.  The  Portfolio
                    primarily  seeks  companies  that  are  small-sized,  based on the  value of their  outstanding   Goldman Sachs Asset
                    stock. Specifically,  under normal circumstances,  at least 65% of the Portfolio's total assets        Management
                    will be invested in common stocks issued by smaller,  less  well-known  companies  (with market capitalizations of less than $4 billion at the time of investment).

    SMALL CAP
  EQUITY (Cont.)
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Small-Cap  Growth:  seeks capital  growth.  The  Portfolio  pursues its objective by normally  investing  at least  65% of its  total  assets in the  common  stocks of  small-sized
                    companies,  i.e.,  those that have market  capitalizations  of less than $1.5 billion or annual      Janus Capital
                    gross revenues of less than $500 million.                                                             Corporation
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Scudder  Small-Cap  Growth (f/k/a AST Kemper  Small-Cap  Growth):  seeks maximum  growth of investors' capital from a portfolio  primarily of growth stocks of smaller companies.  At least
                    65% of the  Portfolio's  total assets  normally  will be invested in the equity  securities  of
                    smaller  companies,  i.e.,  those having a market  capitalization  of $2 billion or less at the      Zurich Scudder
                    time of  investment,  many of which  would be in the early  stages  of their  life  cycle.  The    Investments, Inc.
                    Portfolio seeks  attractive  areas for investment that arise from factors such as technological advances, new marketing methods, and changes in the economy and population.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  strives to provide a return   Evergreen Investment
                    greater  than  broad  stock  market  indices  such  as the  Russell  2000  Index  by  investing   Management Company,
                    principally  in a diversified  portfolio of common stocks of U.S.  companies.  The  Portfolio's           LLC
                    investment  adviser  principally  chooses  companies which it expects will experience growth in     (f/k/a Meridian
                    earnings  and price,  and which have small market  capitalizations  (up to $1.5  billion).  The   Investment Company)
                    Portfolio may purchase stocks in initial public offerings (IPOs).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital  growth.  Under normal market  conditions,  the Portfolio invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as
                    preferred stock,  convertible  securities and depositary receipts,  of U.S. and foreign issuers      Massachusetts
                    (including  issuers  in  developing  countries).  The  Portfolio  generally  seeks to  purchase    Financial Services
                    securities of companies with relatively large market capitalizations  relative to the market in         Company
                    which they are traded.
  GLOBAL EQUITY
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and   Evergreen Investment
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized   Management Company,
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the           LLC
                    U.S.,  but may invest more than 25% of its total assets in one country.  The Portfolio  invests     (f/k/a Evergreen
                    only in the  best  100  companies,  which  are  selected  by the  investment  advisor  based on     Asset Management
                    qualitative  and  quantitative  criteria  such as high  return on equity,  consistent  earnings          Corp.)
                    growth and established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
Investments in securities of foreign issuers may involve risks that are not present with domestic  investments.  Some of these risks may be fluctuations in currency exchange rates, less liquid and more volatile  securities  markets,  unstable  political and economic  structures, reduced  availability of public information and lack of uniform financial  reporting and regulatory  practices compared to those that apply to U.S. issuers.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST AIM International  Equity:  seeks capital growth. The Portfolio seeks to meet its objective by investing,  normally,  at least 70% of its assets in marketable equity securities of foreign
                    companies that are listed on a recognized  foreign  securities  exchange or traded in a foreign      A I M Capital
                    over-the-counter  market.  The Portfolio will normally  invest in a diversified  portfolio that     Management, Inc.
                    includes  companies  from at least  four  countries  outside  the  United  States,  emphasizing countries of Western Europe and the Pacific Basin.

  INTER-NATIONAL
      EQUITY

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to achieve its  investment  objective  by  investing  primarily  in equity  securities  of foreign companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal
                    conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of     American Century
                    issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a        Investment
                    growth  investment  strategy it developed  that looks for  companies  with earnings and revenue     Management, Inc.
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment selections,  including the prospects for relative  economic  growth among countries or regions, economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations and tax considerations.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST American Century International Growth II: The investment  objective,  policies and risks of     American Century
                    the Portfolio are  substantially  identical to those of the AST American Century  International        Investment
                    Growth Portfolio as described immediately above.                                                    Management, Inc.

                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Founders  Passport:  seeks capital  growth.  The Portfolio  normally  invests  primarily in equity  securities  issued by foreign  companies  that have  market  capitalizations  or annual
                    revenues  of  $1.5  billion  or  less.  These  securities  may  represent   companies  in  both
                    established  and  emerging  economies  throughout  the world.  At least 65% of the  Portfolio's      Founders Asset
                    total assets  normally will be invested in foreign  securities  representing a minimum of three      Management LLC
                    countries.  Foreign  securities  are  generally  considered  to involve more risk than those of
                    U.S.  companies,  and  securities of smaller  companies are generally  considered to be riskier than those of larger companies.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Overseas  Growth:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective  primarily  through  investments  in common  stocks  of  issuers  from at least  five
                    different  countries,  excluding the United States.  Securities are generally  selected without      Janus Capital
                    regard to any defined allocation among countries,  geographic  regions or industry sectors,  or       Corporation
                    other similar selection procedure.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Scudder  Japan:  seeks  long-term  capital  growth.  The Portfolio  pursues its  investment objective  by  investing  at least 80% of net assets in Japanese  securities  (those  issued by
                    Japan-based  companies  or their  affiliates,  or by any company that derives more than half of      Scudder Kemper
                    its revenues from Japan).  The Portfolio may invest in stocks of any size,  including up to 30%    Investments, Inc.
                    of its net  assets in  smaller  companies  that are traded  over-the-counter.  The  Portfolio's focus on a single  country could give rise to increased  risk, as the  Portfolio's  investments will not be diversified among countries having varying characteristics and market performance.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Perpetual  International:  seeks  long-term  capital  appreciation.  The Portfolio invests principally in a diversified  portfolio of equity securities of issuers located outside of the United  States  across  all market  capitalizations.  The  Portfolio  seeks to invest in
                    companies,  large or small,  where  earnings are believed to be in a relatively  strong  growth     Mentor Perpetual
                    trend, or where  significant  further growth is not anticipated but where shares are thought to       Advisors LLC
                    be  undervalued.  The  Portfolio  may invest a portion of its assets in  securities  of smaller companies  and in issuers  located in emerging  markets.  The  Portfolio may invest to a lesser extent in investment grade debt securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Europe 30: seeks daily  investment  results that  correspond to the  performance  of the ProFunds Europe 30 Index.  The ProFunds Europe 30 Index,  created by ProFund  Advisors,  is
                    composed of 30 European  companies  whose  securities  are traded on U.S.  exchanges  or on the   ProFund Advisors LLC
                    NASDAQ as ADRs with the highest market capitalization, as determined annually.

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in        Prudential
                    value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large     Investments Fund
                    and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at     Management, LLC/
                    least 65% of its total  assets in common  stock of foreign  companies  operating or based in at   Jennison Associates
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose           LLC
                    earnings are growing at a faster rate than other companies and that have  above-average  actual and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational characteristics.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under
                    normal  conditions  by investing at least 65% of its total assets in stocks of companies of any     Montgomery Asset
 EMERGING MARKETS   size based in the world's  developing  economies.  Under  normal  conditions,  investments  are     Management, LLC
                    maintained  in at least six  countries at all times and no more than 35% of total assets in any single one of them.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Sector funds generally  diversify their  investments  across  particular  economic  sectors or a single  industry.  However,  because those investments  are limited to a  comparatively  narrow  segment of the economy,  the  Portfolios  are generally not as  diversified  as other
Portfolios.  Sector  funds tend to be more  volatile  than other types of funds.  The value of fund shares may go up and down more  rapidly than other funds. Each sector of the economy may also have different  regulatory or other risk factors that can cause greater  fluctuations in the share price.  Please read the  prospectus for the  Portfolios  for further  details about the risks of the particular  sector of the economy.  Each  ProFunds  VP sector  Portfolio  will  concentrate  its  investments  in a  particular  industry or group of  industries  to approximately the same extent the applicable Index is so concentrated.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Kinetics  Internet:  seeks long-term  growth of capital.  Under normal  circumstances,  the
                    Portfolio  invests at least 65% of its total assets in common stocks,  convertible  securities, warrants and other equity  securities  having the  characteristics  of common  stocks,  such as
                    American Depositary  Receipts and International  Depositary  Receipts,  of domestic and foreign
                    companies  that  are  engaged  in  the  Internet  and  Internet-related  activities.  Portfolio      Kinetics Asset
                    securities  will be  selected  by the  Sub-advisor  from  companies  that  are  engaged  in the     Management, Inc.
                    development of hardware, software and telecommunications  solutions that enable the transaction of business on the Internet by  individuals  and  companies,  as well as  companies  that offer
      SECTOR        products and services  primarily via the Internet.  The Portfolio seeks to invest in the equity securities  of  companies  whose  research and  development  efforts may result in higher stock values.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals,  and forest  products) and other basic  commodities.  The Portfolio  normally
                    invests  primarily (at least 65% of its total assets) in the common stocks of natural  resource      T. Rowe Price
                    companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The     Associates, Inc.
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior exploration programs and production facilities, and the potential to accumulate new resources.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The
                    Portfolio  invests  primarily in the equity  securities of companies  involved in the financial services sector.  These companies include,  among others,  banks (regional and  money-centers),
                    insurance  companies  (life,  property  and  casualty,  and  multiline),   and  investment  and   INVESCO Funds Group,
                    miscellaneous   industries   (asset  managers,   brokerage   firms,  and   government-sponsored           Inc.
                    agencies).  The investment  advisor seeks  companies  which it believes can grow their revenues and  earnings  in a variety of  interest  rate  environments  - although  securities  prices of financial services companies generally are interest rate-sensitive.

      SECTOR
     (Cont.)

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The
                    Portfolio  invests  primarily in the equity  securities of companies  that develop,  produce or distribute  products or services related to health care. These companies  include,  but are not
                    limited to,  medical  equipment  or  supplies,  pharmaceuticals,  health care  facilities,  and   INVESCO Funds Group,
                    applied research and development of new products or services.  The investment  advisor attempts           Inc.
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care companies, which have new products or are increasing their market share of existing products.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio invests  primarily  in  the  equity  securities  of  companies  engaged  in  technology-related industries.  These include,  but are not limited to,  communications,  computers,  electronics,
                    Internet, IT services and consulting,  oceanography, office and factory automation, networking,   INVESCO Funds Group,
                    applied  technology,  biotechnology,  robotics  and video.  A core  portion of the  Portfolio's           Inc.
                    holdings are invested in  market-leading  technology  companies  which the  investment  advisor
                    believes  will  maintain  or  improve  their  market  share   regardless  of  overall  economic
                    conditions.  The  remainder  of  the  Portfolio's  holdings  consist  of  faster-growing,  more volatile  technology  companies which the investment advisor believes to be emerging leaders in their fields.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The
                    Portfolio  invests  primarily in the equity  securities  of  companies  that are engaged in the design,  development,  manufacture,  distribution,  or  sale  of  communications  services  and
                    equipment,  and  companies  that are  involved  in  supplying  equipment  or  services  to such   INVESCO Funds Group,
                    companies.  The  telecommunications  sector includes  companies that offer telephone  services,           Inc.
                    wireless   communications,   satellite   communications,   television  and  movie  programming,
                    broadcasting  and Internet access.  Normally,  the Portfolio will invest primarily in companies located in at least three different  countries,  although U.S.  issuers will often dominate the holdings.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Biotechnology:  seeks  daily  investment  results  that  correspond  to the  daily performance  of the Dow Jones  U.S.  Biotechnology  Index  ("Index").  The Index  measures  the
                    performance  of the  biotechnology  sector of the U.S.  equity  market.  The Portfolio  invests   ProFund Advisors LLC
                    primarily in equity  securities of, or in instruments that provide  exposure to,  biotechnology companies engaged in genetic research,  and/or the marketing and development of recombinant DNA products.  Companies  represented in this sector may include companies that may be newly formed and that have relatively small market capitalizations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Energy:  seeks daily investment  results that correspond to the daily performance of the Dow Jones U.S.  Energy Sector Index  ("Index").  The Index measures the  performance of the
                    energy sector of the U.S. equity market.  The Portfolio  invests primarily in equity securities   ProFund Advisors LLC
                    of, or in instruments  that provide  exposure to, energy  companies  engaged in the business of oil equipment and services, oil-major, oil-secondary and pipelines.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Financial:  seeks daily investment  results that correspond to the daily performance of the Dow Jones U.S.  Financial Sector Index ("Index").  The Index measures the performance of the financial  economic sector of the U.S. equity market.  The Portfolio  invests  primarily in equity  securities  of,  or  in  instruments  that  provide  exposure  to,  financial  services
                    companies,  including regional banks, major international banks, insurance companies, companies   ProFund Advisors LLC
                    that invest,  directly or indirectly in real estate,  Fannie Mae,  credit card insurers,  check cashing companies,  mortgage lenders,  investment  advisors,  savings and loans, savings banks, thrifts,  building  associations  and  societies,  credit  unions,  securities  broker-dealers, including investment banks and merchant banks, online brokers,  publicly traded stock exchanges and specialty finance companies.

      SECTOR
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Healthcare:   seeks  daily  investment   results  that  correspond  to  the  daily
                    performance of the Dow Jones U.S.  Healthcare  Sector Index  ("Index").  The Index measures the performance  of the  healthcare  sector  of the  U.S.  equity  market.  The  Portfolio  invests
                    primarily in equity  securities  of, or in  instruments  that provide  exposure to, health care   ProFund Advisors LLC
                    providers,  biotechnology  companies and  manufacturers of medical  supplies,  advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Real  Estate:  seeks  daily  investment  results  that  correspond  to  the  daily performance  of the Dow  Jones  U.S.  Real  Estate  Index  ("Index").  The Index  measures  the performance  of the real  estate  industry  sector of the U.S.  equity  market.  The  Portfolio
                    invests  primarily in equity  securities of, or in instruments  that provide exposure to, hotel   ProFund Advisors LLC
                    and resort  companies  and real estate  investment  trusts  (REITs) that invest in  apartments, office and retail properties.  REITs are passive  investment  vehicles that invest primarily in income-producing real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Technology:  seeks daily investment results that correspond to the daily performance of the Dow Jones U.S.  Technology  Sector Index  ("Index").  The Index measures the performance of the technology  sector of the U.S. equity market.  The Portfolio invests primarily in equity
                    securities  of,  or in  instruments  that  provide  exposure  to,  companies  involved  in  the   ProFund Advisors LLC
                    development and production of technology  products,  including  computer hardware and software, telecommunications  equipment,  microcomputer  components,  integrated  computer  circuits  and office equipment utilizing technology.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Telecommunications:  seeks daily  investment  results that  correspond to the daily performance  of the Dow  Jones  U.S.  Telecommunications  Sector  Index  ("Index").  The  Index
                    measures the  performance  of the  telecommunications  sector of the U.S.  equity  market.  The
                    Portfolio  invests  primarily in equity  securities of, or in instruments that provide exposure   ProFund Advisors LLC
                    to,   telecommunications   companies   including   fixed  line   communications   and  wireless
                    communications.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Utilities:  seeks daily investment  results that correspond to the daily performance of the Dow Jones U.S.  Utilities Sector Index ("Index").  The Index measures the performance of
                    the utilities  sector of the U.S.  equity  market.  The Portfolio  invests  primarily in equity   ProFund Advisors LLC
                    securities  of, or in  instruments  that provide  exposure  to,  utility  companies,  including electric utilities, gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The First Trust(R)10 Uncommon Values Portfolio of the First Defined  Portfolio Fund LLC invests in the securities of a relatively few number of issuers.  Since the assets of the  Portfolio  are invested in a limited  number of issuers,  the net asset value of the Portfolio may be more susceptible to a single adverse economic,  political or regulatory occurrence.  The Portfolio may also be subject to additional market risk due to its policy of investing  based on an investment  strategy and generally not buying or selling  securities in response to market fluctuations.  The  Portfolio's  relative lack of diversity and limited  ongoing  management may subject Owners to greater market risk than other portfolios.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The
                    Portfolio  pursues its objective by investing  primarily in the ten common  stocks  selected by the  Investment  Policy  Committee  of  Lehman  Brothers  Inc.  ("Lehman  Brothers")  with  the
     STRATEGY       assistance  of the Research  Department  of Lehman  Brothers  which,  in their opinion have the   First Trust Advisors
                    greatest  potential for capital  appreciation  during the next year. The stocks included in the           L.P.
                    Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of
                    Lehman Brothers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The ProFund VP Bear, Bull Plus,  OTC,  UltraOTC and  UltraSmall-Cap  portfolios and the Nova, Ursa and OTC portfolios of the Rydex Variable
Trust are  available to all Owners.  It is  recommended  that only those Owners who engage a financial  advisor to allocate  their funds in strategic or tactical asset allocation  strategies  invest in these  portfolios.  There can be no assurance that any financial advisor will successfully predict market fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear:  seeks daily investment  results that correspond to the inverse  (opposite) of the daily  performance  of the S&P 500(R)Index.  The S&P 500(R)Index is  comprised  of  diverse, widely traded,  large capitalization  companies.  If the Portfolio is successful in meeting its
                    objective,  it should  increase in value in direct  proportion  to any decrease in the level of   ProFund Advisors LLC
                    the S&P 500(R)Index.  Conversely,  its value will  decrease in direct  proportion  to any daily increase in the level of the S&P 500(R)Index.

   STRATEGIC OR
     TACTICAL
   ALLOCA-TION
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull Plus:  seeks daily  investment  results that correspond to one and a half times
                    (150%)  the  daily  performance  of the S&P(R)500  Index.  The S&P 500(R)Index is  comprised  of diverse,  widely  traded,  large  capitalization  companies.  If the Portfolio is successful in
                    meeting its  objective,  it should gain  approximately  one and a half times as much as the S&P   ProFund Advisors LLC
                    500(R)Index  when the  prices of the  securities  in the S&P 500(R)Index rise on a given day and should lose approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP OTC: seeks daily investment  results that correspond to the daily performance of the
                    NASDAQ  100  Index(TM).  The  NASDAQ 100 Index(TM)is  comprised  primarily  of large  capitalization
                    companies,  most with a technology  or growth  orientation.  If the  Portfolio is successful in   ProFund Advisors LLC
                    meeting its  objective,  it should  increase or decrease in value in direct  proportion  to any increase or decrease in the daily value of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP UltraOTC:  seeks daily investment  results that correspond to twice (200%) the daily performance of the NASDAQ 100 Index(TM).  The Portfolio  principally  invests in futures contracts on stock  indexes and options on futures  contracts and  financial  instruments  such as equity
                    caps,  collars,  floors and options on  securities  and stock  indexes of large  capitalization   ProFund Advisors LLC
                    companies.   If  the  Portfolio  is  successful  in  meeting  its  objective,  it  should  gain approximately  twice as much as the growth  oriented  NASDAQ 100 Index(TM)when the prices of the securities in that index rise on a given day and should lose  approximately  twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraSmall-Cap  (f/k/a ProFund VP Small Cap): seeks daily  investment  results that correspond  to twice (200%) the daily  performance  of the Russell  2000(R)Index.  The Portfolio principally  invests in futures contracts on stock indexes and options on futures contracts and financial instruments such as equity caps, collars,  floors and options on securities and stock
                    indexes of  diverse,  widely  traded,  small  capitalization  companies.  If the  Portfolio  is   ProFund Advisors LLC
                    successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  Russell  2000(R)Index when the prices of the  securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable  Trust - Nova:  seeks to provide  investment  returns that are 150% of the daily price movement of the S&P 500 Composite Stock Price Index by investing to a significant  extent in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the  Rydex Global Advisers
                    Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the  (f/k/a PADCO Advisors
                    daily  value of any  increase  in the S&P 500  Index.  However,  when the  value of the S&P 500        II, Inc.)
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any decrease in the S&P 500 Index.

   STRATEGIC OR
     TACTICAL
   ALLOCA-TION
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex  Variable  Trust  - OTC:  seeks  to  provide  investment  results  that  correspond  to a benchmark  for  over-the-counter  securities,  currently  the NASDAQ 100 Index(TM),  by  investing principally  in the  securities  of companies  included in that Index.  The  Portfolio may also invest in other  instruments  whose performance is expected to correspond to that of the Index,  Rydex Global Advisers and may engage in futures and options  transactions.  If the Portfolio  meets its objective the  (f/k/a PADCO Advisors
                    value of its  shares  will tend to  increase  by the amount of the  increase  in the NASDAQ 100        II, Inc.)
                    Index(TM).  However,  when the value of the NASDAQ 100  Index(TM)declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate
                    (e.g.  be the  opposite)  to the  performance  of the S&P 500  Composite  Stock  Price Index by
                    investing to a  significant  extent in futures  contracts  and options on  securities,  futures  Rydex Global Advisers contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities  (f/k/a PADCO Advisors
                    included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares        II, Inc.)
                    will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an inversely proportional amount.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and  Standard & Poor's  makes no  representation  regarding  the  advisability  of investing in the
Portfolio.

The First Trust(R)10 Uncommon Values  portfolio is not sponsored or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").  Lehman
Brothers' only  relationship  to First Trust is the licensing of certain  trademarks  and trade names of Lehman  Brothers and of the
"10 Uncommon  Values" which is  determined,  composed and calculated by Lehman  Brothers  without regard to First Trust or the First
Trust(R)10 Uncommon Values portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the  licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the ProFunds VP. The ProFunds VP are not  sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and neither  Standard & Poor's nor NASDAQ  makes any  representations  regarding  the  advisability  of investing in the
ProFunds VP.

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We offer fixed  investment  options of  different  durations  during the  accumulation  period.  These  "Fixed  Allocations"  earn a guaranteed  fixed rate of interest for a specified  period of time,  called the "Guarantee  Period." In most states,  we offer Fixed
Allocations  with Guarantee  Periods from 1 to 10 years.  We may also offer special  purpose Fixed  Allocations for use with certain optional  investment  programs.  We guarantee the fixed rate for the entire Guarantee Period.  However,  if you withdraw or transfer
Account Value before the end of the Guarantee  Period,  we will adjust the value of your  withdrawal or transfer based on a formula, called a "Market Value  Adjustment."  The Market Value  Adjustment  can either be positive or negative,  depending on the rates that are currently  being  credited on Fixed  Allocations.  Please refer to the section  entitled  "How does the Market Value  Adjustment
Work?" for a description  of the formula along with examples of how it is  calculated.  You may allocate  Account Value to more than one Fixed Allocation at a time.

Fixed Allocations are currently not available in the state of Maryland, Nevada, Oregon, Utah and Washington.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

There is no Contingent Deferred Sales Charge applied if you surrender your Annuity or make a partial withdrawal.

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $30.00
or 2% of your Account Value invested in the variable  investment  options,  whichever is less. This fee will be deducted annually on the  anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year, the fee is deducted at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Optional  Benefits:  If you elect to purchase  either  optional  Death  Benefit,  we will deduct the annual charge from your Account
Value on the anniversary of your Annuity's  Issue Date or, under certain  circumstances  on a date other than the anniversary  date.
Under certain  circumstances,  we may deduct a pro-rata  portion of the annual charge for the optional Death  Benefit.  Please refer to the section  entitled "Death  Benefit" for a description of the charge for each Optional Death Benefit.  If you elect to purchase the Guaranteed  Return Option,  we will deduct the annual charge from your Account Value on the  anniversary of your Annuity's Issue
Date.  Under  certain  circumstances,  we may deduct a  pro-rata  portion of the annual  charge for the  Guaranteed  Return  Option.
Please  refer to the section  entitled  "Managing  Your  Account  Value - Do you offer  programs  designed to guarantee a "return of premium" at a future date?" for a description of the charge for the Guaranteed Return Option.

Transfer  Fee:  Currently,  you may make twenty (20) free  transfers  between  investment  options each Annuity Year. We will charge
$10.00 for each  transfer  after the  twentieth in each Annuity  Year.  We do not consider  transfers  made as part of a dollar cost averaging  program when we count the twenty free  transfers.  Transfers made as part of a rebalancing,  market timing or third party investment  advisory  service will be subject to the  twenty-transfer  limit.  However,  all transfers  made on the same day will be treated as one (1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its  Guarantee  Period
are not  subject  to the  Transfer  Fee and are not  counted  toward  the twenty  free  transfers.  We may reduce the number of free transfers  allowable  each  Annuity  Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of electronic  means to transmit  your  transfer  requests.  We may  eliminate  the  Transfer  Fee for  transfer  requests  transmitted electronically or through other means that reduce our processing costs.

Tax  Charges:  Several  states and some  municipalities  charge  premium  taxes or similar  taxes.  The amount of tax will vary from jurisdiction  to  jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%. We generally will deduct the amount of tax payable at the time the tax is imposed,  but may also decide to deduct tax charges from each  Purchase  Payment at the time of a withdrawal  or surrender of your Annuity or at the time you elect to begin  receiving  annuity  payments.  We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an Insurance Charge daily against the average daily assets allocated to the  Sub-accounts.  The charge is equal to 1.40% on an annual basis.  The Insurance  Charge is intended to compensate  American Skandia for providing the insurance benefits under the Annuity,  including the Annuity's  basic death benefit that provides  guaranteed  benefits to your  beneficiaries even if the market declines and the risk that persons we guarantee  annuity payments to will live longer than our  assumptions.  The charge also covers  administrative  costs  associated with providing the Annuity  benefits,  including  preparation of the contract, confirmation  statements,  annual  account  statements and annual  reports,  legal and  accounting  fees as well as various  related expenses.  Finally,  the charge covers the risk that our assumptions about the administrative and non-mortality  expenses under this
Annuity are incorrect.  We may increase the portion of the Insurance Charge for  administrative  costs.  However,  any increase will only apply to Annuities issued after the date of the increase.

American  Skandia may make a profit on the Insurance  Charge if, over time,  the actual cost of providing the  guaranteed  insurance obligations  under the Annuity are less than the amount we deduct for the  Insurance  Charge.  To the extent we make a profit on the
Insurance  Charge,  such profit may be used for any other  corporate  purpose,  including  payment of other  expenses  that American
Skandia incurs in distributing, issuing and administering the Annuity.

The Insurance  Charge is not deducted  against  assets  allocated to a fixed  investment  option.  However,  the amount we credit to
Fixed  Allocations  may also reflect  similar  assumptions  about the  insurance  guarantees  provided to Contract  Owners under the
Annuity.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges directly  against the Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management  fee,  operating  expenses  and any  distribution  and service  (12b-1)  fees that may apply.  More  detailed information  about fees and charges can be found in the  prospectuses  for the Portfolios.  Please also see "Service Fees Payable by
Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted when determining the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge against Account Value allocated to the  Sub-accounts,  we also take into  consideration mortality,  expense,  administration,  profit and other factors in determining  the interest  rates we credit to Fixed  Allocations.
Any Tax Charge  applies to amounts  that are taken from the variable  investment  options or the Fixed  Allocations.  A Market Value
Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYOUT?
In certain states a tax is due if and when you exercise your right to receive  periodic  annuity  payments.  The amount payable will depend on the applicable  jurisdiction  and on the annuity  payment  option you select.  If you select a fixed payment  option,  the amount of each fixed payment will depend on the Account  Value of your Annuity when you elected to  annuitize.  There is no specific charge  deducted  from these  payments;  however,  the amount of each  annuity  payment  reflects  assumptions  about our  insurance expenses.  If you select a variable  payment option that we may offer,  then the amount of your benefits will reflect changes in the value of your Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate  certain  fees and charges or alter the manner in which the  particular  fee or charge is  deducted.  For example,  we may reduce or eliminate  the amount of the Annual  Maintenance  Fee or reduce the portion of the  Insurance  Charge for administrative  costs.  Generally,  these types of changes will be based on a reduction to our sales,  maintenance or administrative expenses  due to the nature of the  individual  or group  purchasing  the Annuity.  Some of the factors we might  consider in making such a decision are: (a) the size and type of group;  (b) the number of Annuities  purchased by an Owner; (c) the amount of Purchase
Payments or likelihood of additional  Purchase Payments;  and/or (d) other  transactions where sales,  maintenance or administrative expenses are likely to be reduced.  We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial  Purchase  Payment:  You must make a minimum initial Purchase  Payment of $15,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial Purchase  Payment provided that,  within the first Annuity Year, you make at least $15,000 in total Purchase Payments.

Where allowed by law,  initial  Purchase  Payments in excess of $1,000,000  require our approval prior to  acceptance.  We may apply certain limitations and/or  restrictions on the Annuity as a condition of our acceptance,  including limiting the liquidity features or the Death  Benefit  protection  provided  under the  Annuity,  changing the number of  transfers  allowable  under the Annuity or restricting the Sub-accounts that are available to the Contract owner.  Other limitations and/or restrictions may apply.

Age  Restrictions:  There is no age  restriction  to purchase  the  Annuity.  However,  the basic  Death  Benefit  provides  greater protection  for a period of ten (10) years from the Issue Date but not beyond age 90. There is no Contingent  Deferred  Sales Charge
deducted upon surrender or partial  withdrawal.  However,  if you take a distribution prior to age 591/2, you may be subject to a 10%
penalty in addition to ordinary income taxes on any gain.

Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

|X|      Owner:  The  Owner(s)  holds all rights  under the  Annuity.  You may name more than one Owner in which case all  ownership
         -----
       rights are held  jointly.  However,  this  Annuity does not provide a right of  survivorship.  Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant is the person we agree to make annuity  payments to and upon whose life we continue to make such
         ---------
       payments.  You must name an Annuitant who is a natural  person.  We do not accept a designation  of joint  Annuitants  during the accumulation  period. Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent Annuitant will become the Annuitant if the Annuitant  dies before the Annuity Date.  Please refer to the discussion of  "Considerations  for
       Contingent Annuitants" in the Tax Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the  person(s) or entity you name to receive the death  benefit.  If no  beneficiary  is
         -----------
       named the death benefit will be paid to you or your estate.

Your right to make  certain  designations  may be limited if your  Annuity is to be used as an IRA or other  "qualified"  investment that is given  beneficial  tax treatment  under the Code.  You should seek  competent tax advice on the income,  estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner,  Annuitant and  Beneficiary  designations  by sending us a request in writing.  Where allowed by law, such changes will be subject to our acceptance.  Some of the changes we will not accept include, but are not limited to:
|X|      a new  Owner  subsequent  to  the  death  of the  Owner  or  the  first  of  any  joint  Owners  to  die,  except  where  a spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified investments a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary is the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative  Beneficiary  designation,  upon the death of either spousal
Owner,  the surviving  spouse may elect to assume  ownership of the Annuity instead of taking the Death Benefit  payment.  The Death
Benefit  that would have been  payable  will be the new  Account  Value of the  Annuity as of the date of due proof of death and any required  proof of a spousal  relationship.  As of the date the  assumption  is effective,  the  surviving  spouse will have all the rights and  benefits  that would be  available  under the Annuity to a new  purchaser  of the same  attained  age.  For  purposes of determining  any future Death Benefit for the  surviving  spouse,  the new Account Value will be considered as the initial  Purchase
Payment.  However,  any  additional  Purchase  Payments  applied after the date the  assumption is effective  will be subject to all provisions of the Annuity.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the surviving spouse is named as a Contingent  Annuitant,  upon the death of the Annuitant, the  surviving  spouse  will  become the  Annuitant.  No Death  Benefit is payable  upon the death of the  Annuitant.  However,  the
Account  Value  of the  Annuity  as of the  date of due  proof of death of the  Annuitant  (and any  required  proof of the  spousal relationship) will reflect the amount that would have been payable had a Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
(The right to return the Annuity is often referred to as the "free-look" right or "right to cancel.")

If after  purchasing  your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel  period.  Depending on the state in which you purchased  your Annuity and, in some states, if you purchased  the Annuity as a replacement  for a prior  contract,  the right to cancel period may be ten (10) days,  twenty-one
(21) days or longer,  measured  from the time that you  received  your  Annuity.  If you return your Annuity  during the  applicable period,  we will  refund  your  current  Account  Value plus any tax charge  deducted.  This amount may be higher or lower than your original  Purchase  Payment.  Where  required  by law,  we will  return your  current  Account  Value or the amount of your  initial
Purchase  Payment,  whichever  is greater.  The same rules may apply to an Annuity  that is  purchased  as an IRA. In any  situation where we are required to return the greater of your  Purchase  Payment or Account  Value,  we may allocate your Account Value to the
AST Money  Market  Sub-account  during  the right to  cancel  period  and for a  reasonable  additional  amount of time to allow for delivery of your Annuity.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The  minimum  amount  that we accept as an  additional  Purchase  Payment  is $100  unless you  participate  in  American  Skandia's
Systematic  Investment Plan or a periodic  purchase  payment  program.  We will allocate any additional  Purchase  Payments you make according to your most recent allocation instructions, unless you request new allocations when you submit a new Purchase Payment.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your Annuity by  authorizing  us to deduct money directly from your bank account and
              ----------
applying it to your  Annuity.  This type of program is often called "bank  drafting".  We call our bank drafting  program  "American
Skandia's  Systematic  Investment  Plan."  Purchase  Payments  made  through  bank  drafting  may only be  allocated to the variable investment  options when applied.  Bank drafting allows you to invest in an Annuity with a lower initial Purchase  Payment,  as long as you  authorize  payments that will equal at least  $15,000  during the first 12 months of your Annuity.  We may suspend or cancel bank  drafting  privileges if  sufficient  funds are not available  from the  applicable  financial  institution  on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified  investments.  If your employer  sponsors such a program, we may agree to accept periodic  Purchase  Payments through a salary  reduction  program as long as the allocations are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $15,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial Purchase  Payment:  Once we accept your  application,  we invest your net Purchase Payment in the Annuity.  The net Purchase
Payment is your initial  Purchase  Payment minus any tax charges that may apply.  On your  application we ask you to provide us with instructions  for  allocating  your Account  Value.  You can allocate  Account Value to one or more variable  investment  options or
Fixed Allocations.

In those  states  where we are  required  to return your  Purchase  Payment if you  exercise  your right to return the  Annuity,  we initially  allocate  all  amounts  that  you  choose  to  allocate  to the  variable  investment  options  to the AST  Money  Market
Sub-account.  At the end of the  right to cancel  period  we will  reallocate  your  Account  Value  according  to your most  recent allocation  instructions.  Where permitted by law, we will allocate your Purchase Payments  according to your initial  instructions, without  temporarily  allocating  to the AST Money Market  Sub-account.  To do this,  we will ask that you execute our form called a
"return  waiver" that authorizes us to allocate your Purchase  Payment to your chosen  Sub-accounts  immediately.  If you submit the
"return  waiver" and then decide to return your Annuity  during the right to cancel  period,  you will receive your current  Account
Value which may be more or less than your initial Purchase Payment (see "May I Return the Annuity if I Change my Mind?").

Subsequent  Purchase  Payments:  We will allocate any additional  Purchase  Payments you make  according to your current  allocation instructions.  If any rebalancing or asset  allocation  programs are in effect,  the allocation  should conform with such a program.
We assume that your current  allocation  instructions  are valid for subsequent  Purchase  Payments until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation period you may transfer Account Value between investment  options.  Transfers are not subject to taxation on any gain.  We  currently  limit the  number of  Sub-accounts  you can  invest in at any one time to twenty  (20).  However,  you can invest in an unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account  you  allocate  Account
Value to at the time of any  allocation  or transfer.  If you request a transfer  and, as a result of the  transfer,  there would be less than $500 in the Sub-account,  we may transfer the remaining  Account Value in the Sub-account pro rata to the other investment options to which you transferred.

We may  impose  specific  restrictions  on  financial  transactions  for  certain  Portfolios  based on the  Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer involving the Rydex or ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable  securities exchange (generally,  3:00 p.m. Eastern time)
to be processed on the current  Valuation Day. The "cut-off" time for such financial  transactions  involving a Rydex or ProFunds VP
Sub-account  will be  extended  to1/2hour prior to any  announced  closing  (generally,  3:30 p.m.  Eastern  time) for  transactions submitted electronically through American Skandia's Internet website (www.americanskandia.com).

Currently,  we charge $10.00 for each transfer after the twentieth (20th) in each Annuity Year,  including transfers made as part of any rebalancing,  market timing,  asset allocation or similar program which you have authorized.  Transfers made as part of a dollar cost  averaging  program do not count toward the twenty free  transfer  limit.  Renewals or transfers of Account  Value from a Fixed
Allocation at the end of its Guarantee  Period are not subject to the transfer  charge.  We may reduce the number of free  transfers allowable  each  Annuity Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of  electronic means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically or through other means that reduce our processing costs.

We reserve the right to limit the number of  transfers  in any Annuity  Year for all  existing  or new Owners.  We also  reserve the right to limit the number of  transfers in any Annuity  Year or to refuse any  transfer  request for an Owner or certain  Owners if:
(a) we believe that excessive  trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on Unit Values or the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios that the purchase or redemption  of shares must be  restricted  because of  excessive  trading or a specific  transfer or group of transfers is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above could occur would be if the aggregate  amount of a trade or trades  represented a relatively large proportion of the total assets of a particular  Portfolio.  Under such a circumstance,  we will process  transfers  according to our rules then in effect and provide  notice if the  transfer  request was denied.  If a transfer  request is denied,  a new  transfer  request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the accumulation  period.  Dollar Cost Averaging  allows you to  systematically  transfer an amount  each month from one  investment  option to one or more other  investment  options.  You can choose to  transfer  earnings only,  principal  plus  earnings  or a flat  dollar  amount.  Dollar  Cost  Averaging  allows you to invest  regularly  each  month, regardless  of the current unit value (or price) of the  Sub-account(s)  you invest in. This enables you to purchase more units when the market  price is low and fewer  units  when the market  price is high.  This may  result in a lower  average  cost of units over time.  However,  there is no guarantee that Dollar Cost  Averaging will result in a profit or protect  against a loss in a declining market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost Averaging from Fixed  Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal  plus  earnings.  If  transferring  principal  plus  earnings,  the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE:  When a Dollar Cost Averaging  program is established  from a Fixed  Allocation,  the fixed rate of interest we credit to your
Account  Value is applied to a declining  balance due to the  transfers of Account  Value to the  Sub-accounts  during the Guarantee
Period.  This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation  period,  we offer automatic  rebalancing  among the variable  investment  options you choose.  You can choose to have your Account  Value  rebalanced  quarterly,  semi-annually,  or annually.  On the  appropriate  date,  your  variable investment  options are  rebalanced  to the  allocation  percentages  you request.  For example,  over time the  performance  of the variable  investment  options will differ,  causing your percentage  allocations to shift. With automatic  rebalancing,  we transfer the appropriate amount from the "overweighted"  Sub-accounts to the  "underweighted"  Sub-accounts to return your allocations to the percentages  you request.  If you request a transfer  from or into any variable  investment  option  participating  in the automatic rebalancing  program,  we will assume that you wish to change your rebalancing  percentages as well, and will  automatically  adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.

You must have a minimum  Account Value of at least $10,000 to enroll in automatic  rebalancing.  All  rebalancing  transfers made on the same day as part of an automatic  rebalancing  program are considered as one transfer when counting the number of transfers each year toward the maximum number of free transfers.  We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two different  programs for investors who wish to invest in the variable  investment  options but also wish to protect their  principal,  at least as of a specific date in the future.  You may not want to use either of these  programs if you expect to begin taking annuity payments before the program would be completed.

Balanced Investment Program
We offer a balanced  investment  program where a portion of your Account Value is allocated to a Fixed  Allocation and the remaining
Account  Value is  allocated  to the  variable  investment  options  that you  select.  When you enroll in the  Balanced  Investment program,  you choose the duration that you wish the program to last.  This  determines the duration of the Guarantee  Period for the
Fixed  Allocation.  Based on the fixed rate for the  Guarantee  Period  chosen,  we calculate the portion of your Account Value that must be allocated to the Fixed  Allocation to grow to a specific  "principal  amount" (such as your initial  Purchase  Payment).  We determine  the amount based on the rates then in effect for the Guarantee  Period you choose.  If you continue the program until the end of the Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed  Allocation will have grown to equal the  "principal  amount".  Withdrawals or transfers  from the Fixed  Allocation  before the end of the Guarantee
Period will  terminate the program and may be subject to a Market Value  Adjustment.  You can transfer the Account Value that is not allocated to the Fixed  Allocation  between any of the Sub-accounts  available under the Annuity.  Account Value you allocate to the variable  investment  options is subject to market  fluctuations  and may  increase or decrease in value.  We do not deduct a charge for participating in the Balanced Investment Program.

         Example
         Assume  you invest  $100,000.  You  choose a 10-year  program  and  allocate  a portion  of your  Account  Value to a Fixed
         Allocation  with a 10-year  Guarantee  Period.  The rate for the  10-year  Guarantee  Period is 5.33%*.  Based on the fixed interest rate for the Guarantee  Period chosen,  the factor is 0.594948 for determining how much of your Account Value will be  allocated  to the Fixed  Allocation.  That  means  that  $59,495  will be  allocated  to the Fixed  Allocation  and the remaining  Account Value  ($41,505)  will be allocated to the variable  investment  options.  Assuming that you do not make any  withdrawals  from the Fixed  Allocation,  it will grow to $100,000 at the end of the  Guarantee  Period.  Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

Guaranteed Return OptionSM
We also offer a seven-year  program  where we monitor your Account Value daily and  systematically  transfer  amounts  between Fixed
Allocations and the variable  investment  options you choose.  American Skandia guarantees that at the end of the seventh (7th) year from  commencement  of the program,  you will  receive no less than the  original  amount  invested  (such as your initial  Purchase
Payment).  Account Value is only transferred to and maintained in Fixed  Allocations to the extent we, in our sole discretion,  deem
                            ----
is necessary to support our guarantee  under the program.  This differs from the Balanced  Investment  program where a set amount is allocated to a Fixed Allocation  regardless of the performance of the underlying  Sub-accounts.  With the Guaranteed  Return Option, your  Annuity  is able to  participate  in the  upside  potential  of the  Sub-accounts  while  only  transferring  amounts to Fixed
Allocations to protect against significant market downturns.

Each business day we monitor the  performance of your Account Value to determine  whether it is greater than,  equal to or below our
"reallocation  trigger",  described  below.  Based on the  performance  of the  Sub-accounts  in which you choose to  allocate  your
Account  Value  relative  to the  reallocation  trigger,  we may  transfer  some or all of  your  Account  Value  to or from a Fixed
Allocation.  You have  complete  discretion  over the  allocation  of your  Account  Value that  remains  allocated  in the variable investment options.  However, we reserve the right to restrict certain Portfolios if you participate in the program.

|X|      Account  Value  greater  than or equal to  reallocation  trigger:  Account  Value in variable  investment  options  remains allocated  according to your most recent  instructions.  If a portion of Account Value was previously  allocated to a Fixed
         Allocation,  those  amounts may be  transferred  from the Fixed  Allocation  and  re-allocated  to the variable  investment options pro-rata according to your current allocations.  A Market Value Adjustment will apply.

|X|      Account  Value  below  reallocation  trigger:  A portion  of your  Account  Value in the  variable  investment  options  is transferred to a new Fixed  Allocation.  These amounts are  transferred  on a pro-rata  basis from the variable  investment options.  The new Fixed  Allocation will have a Guarantee Period equal to the remaining  duration in the Guaranteed  Return
         Option.  The Account Value  applied to the new Fixed  Allocation  will be credited with the fixed  interest rate then being applied to a new Fixed  Allocation  of the next  higher  yearly  duration.  The Account  Value will remain  invested in the
         Fixed Allocation  until the maturity date of the program unless,  at an earlier date, your Account Value is at or above the reallocation  trigger and amounts can be  transferred  to the  variable  investment  options  (as  described  above)  while maintaining the guarantee protection under the program.

American  Skandia uses an allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility to determine the reallocation  trigger.  The allocation  mechanism is used to determine the allocation of Account Value between Fixed Allocations and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion.

Program Termination
The Guaranteed  Return Option will  terminate on its maturity  date. You can elect to participate in a new Guaranteed  Return Option or re-allocate  your Account Value at that time.  Any Account Value  allocated to the Fixed  Allocations  will be transferred to the
AST Money Market  Sub-account,  unless you provide us with alternative  instructions.  On the program maturity date, if your Account
Value is below the initial  investment,  American Skandia will apply additional amounts to your Account Value so that it is equal to the  initial  investment  in the  program.  Any  amounts  added to your  Account  Value  will be  applied  to the AST  Money  Market
Sub-account,  unless you provide us with  alternative  instructions.  We will notify you of any amounts  added to your Account Value under the program.  We do not consider  amounts  added to your  Account  Value to be  "investment  in the  contract"  for income tax purposes.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      You may  terminate  the  Guaranteed  Return  Option at any time.  American  Skandia  does not provide any  guarantees  upon termination of the program.
|X|      Withdrawals  from your  Annuity  while the  program is in effect  will reduce the  guaranteed  amount  under the program in proportion  to the Account  Value at the time of the  withdrawal.  Withdrawals  will be subject to all other  provisions of the
     Annuity, including any Contingent Deferred Sales Charge or Market Value Adjustment that would apply.
|X|      Additional  Purchase  Payments  applied  to the  Annuity  while the  program  is in effect  will only  increase  the amount guaranteed; however, all or a portion of any additional Purchase Payments may be allocated to the Fixed Allocations.
|X|      Annuity Owners cannot transfer Account Value to or from a Fixed  Allocation  while  participating in the program and cannot participate  in any dollar cost  averaging  program  that  transfers  Account  Value from a Fixed  Allocation  to the  variable investment options.
|X|      Transfers from Fixed  Allocations will be subject to the Market Value Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the  formula  will not apply.  A Market  Value  Adjustment  may be either  positive  or  negative.
     Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the Sub-accounts to Fixed Allocations or from Fixed  Allocations to the Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      The  Guaranteed  Return  Option  will  terminate:  (a) upon the death of the  Owner or the  Annuitant  (in an entity  owned contract); and (b) as of the date Account Value is applied to begin annuity payments.
|X|      You can elect to restart the seven (7) year  program  duration on any  anniversary  of the Issue Date of the  Annuity.  The
     Account  Value on the date the restart is effective  will become the new  guaranteed  amount  under the  program.  You can only elect the program once per Annuity Year.

Charges under the Program
We charge a fee of 0.25% of Account  Value per year to  participate  in the  Guaranteed  Return  Option.  The charge is  deducted to compensate  American  Skandia for: (a) the risk that your Account  Value on the maturity date of the program is less than the amount guaranteed;  and (b)  administration  of the program.  The charge is deducted in arrears on an annual basis on each  anniversary  of the Issue  Date of the  Annuity.  If you  choose to begin the  program  on a date  other  than the Issue  Date of the  Annuity or an anniversary of the Issue Date of the Annuity,  we will charge a pro-rata  portion of the annual charge for the remaining  portion of the Annuity Year. If the program  terminates before completion for any reason other than death or  medically-related  surrender,  we will assess a pro-rata  portion of the annual charge.  We will deduct the annual charge for  participating  in the program  pro-rata from the variable investment options.

MAY I AUTHORIZE MY FINANCIAL PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes.  You may  authorize  your  financial  professional  to direct the  allocation  of your Account  Value and to request  financial transactions  between  investment  options while you are living,  subject to our rules.  We require that you provide us with written proof that you have authorized your financial  professional to request  financial  transactions on your behalf.  You must contact us immediately  if and when you revoke such  authority.  We will not be  responsible  for acting on  instructions  from your  financial professional  if you fail to  inform us that  such  person's  authority  has been  revoked.  We may also  suspend  or  cancel  these privileges at any time.  We will notify you if we do.

We or an  affiliate of ours may provide  administrative  support to  licensed,  registered  financial  professionals  or  investment advisors who you authorize to make financial  transactions  on your behalf.  These financial  professionals  may be firms or persons who also are  appointed by us as  authorized  sellers of the  Annuity.  However,  we do not offer advice about how to allocate  your
Account Value under any  circumstance.  Any financial  professionals  you engage to provide  advice and/or make transfers for you is not acting on our behalf. We are not responsible for any  recommendations  such financial  professionals  make, any market timing or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require  financial  professionals or investment  advisors,  who are authorized by multiple  contract owners to make financial transactions,  to enter into an administrative  agreement with American Skandia as a condition of our accepting transactions on your behalf.  The  administrative  agreement may impose  limitations on the financial  professional's or investment  advisor's ability to request  financial  transactions on your behalf.  These  limitations are intended to minimize the detrimental  impact of a financial professional  who is in a position to transfer  large  amounts of money for multiple  clients in a  particular  Portfolio or type of
portfolio  or  to  comply  with  specific   restrictions  or  limitations  imposed  by  a  Portfolio(s)  on  American  Skandia.  The administrative agreement may limit the available investment options,  require advance notice of large transactions,  or impose other trading  limitations on your financial  professional.  Your financial  professional  will be informed of all such restrictions on an ongoing  basis.  We may also require that your  financial  professional  transmit all financial  transactions  using the  electronic trading  functionality  available  through our Internet  website  (www.americanskandia.com).  Limitations that we may impose on your financial  professional  or  investment  advisor  under  the  terms  of the  administrative  agreement  do not  apply  to  financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?
(Fixed Allocations may not be available in all states and may not be available for certain durations.)

We credit the fixed  interest  rate to the Fixed  Allocation  throughout  a set period of time called a  "Guarantee  Period."  Fixed
Allocations  currently are offered with Guarantee Periods from 1 to 10 years. We may make Fixed  Allocations of different  durations available in the future,  including Fixed Allocations  offered exclusively for use with certain optional  investment  programs.  The interest rate credited to a Fixed  Allocation is the rate in effect when the Guarantee  Period begins and does not change during the
Guarantee  Period.  The rates are an effective  annual rate of interest.  We determine the interest rates for the various  Guarantee
Periods.  At the time that we confirm your Fixed  Allocation,  we will advise you of the  interest  rate in effect and the date your
Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations  at any time. Any change in interest rate does not affect  Fixed  Allocations  that were in effect  before the date of the  change.  To inquire as to the  current  rates for Fixed
Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent permitted by law, we may establish  different  interest rates for Fixed  Allocations  offered to a class of Owners who choose to participate in various optional  investment  programs we make available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar cost averaging program (see "Do You Offer Dollar Cost Averaging?") or a balanced investment  program (see "Do You Offer a Program to Balance Fixed and Variable  Investments?").  The interest rate credited to Fixed
Allocations  offered  to this class of  purchasers  may be  different  than those  offered to other  purchasers  who choose the same
Guarantee Period but who do not participate in an optional investment program.  Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for determining the fixed interest rates for Fixed  Allocations.  Generally the interest rates we offer for Fixed  Allocations will reflect the investment  returns available on the types of investments we make to support our fixed rate  guarantees.  These  investment  types may include cash,  debt  securities  guaranteed by the United States  government and its agencies and  instrumentalities,  money market instruments,  corporate debt obligations of different durations,  private placements, asset-backed  obligations  and municipal  bonds. In determining  rates we also consider  factors such as the length of the Guarantee
Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity of the markets for the type of investments we make, commissions,  administrative and investment  expenses,  our insurance risks in relation to the Fixed  Allocations,  general economic trends and competition.  Some of these  considerations  are similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit interest on a new Fixed  Allocation in an existing  Annuity at a rate not less than the rate we are then crediting to
Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rate we credit  for a Fixed  Allocation  is  subject  to a  minimum.  Please  refer to the  Statement  of  Additional
Information.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw Account Value from a Fixed Allocation  before the end of its Guarantee  Period, we will adjust the value of your investment based on a formula,  called a "Market Value  Adjustment" or "MVA".  The Market Value Adjustment  formula compares the interest  rates  credited for Fixed  Allocations  at the time you  invested,  to interest  rates being  credited when you make a transfer or withdrawal.  The amount of any Market Value  Adjustment can be either positive or negative,  depending on the rates that are currently being credited on Fixed Allocations.

MVA Formula
The MVA formula is applied  separately  to each Fixed  Allocation  to  determine  the  Account  Value of the Fixed  Allocation  on a
particular date.  The formula is as follows:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the fixed  interest rate we guaranteed to credit to the Fixed  Allocation as of its starting date;

                  J is the fixed  interest  rate for your class of  annuities at the time of the  withdrawal  for a new Fixed  Allocation  with a Guarantee  Period  equal to the  remaining  number of years in your original Guarantee Period;

                  N is the number of months remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/12.

If the transfer or withdrawal  does not occur on the yearly or monthly  anniversary  of the beginning of the Fixed  Allocation,  the numbers used in 'J' and 'N' will be rounded to the next highest integer.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value.  Assume the following:
|X|      You allocate $50,000 into a Fixed Allocation with a Guarantee Period of 5 years.
|X|      The interest rate for your Fixed Allocation is 5.0% (I = 5.0%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw the entire Fixed  Allocation  after exactly three (3)
         years, therefore 24 months remain before the Maturity Date (N = 24).

Example of Positive MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of
24 months is 3.5% (J = 3.5%).  Based on these assumptions, the MVA would be calculated as follows:

                                  MVA Factor = [(1+I)/(I+J+0.0010)]N/12 = [1.05/1.036]2 = 1.027210
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $59,456.20.

Example of Negative MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of
24 months is 6.0% (J = 6.0%).  Based on these assumptions, the MVA would be calculated as follows:

                                 MVA Factor = [(1+I)/(1+J+0.0010)]N/12 = [1.05/1.061)]2 = 0.979372
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $56,687.28.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity  Date" for a Fixed  Allocation is the last day of the Guarantee  Period.  Before the Maturity  Date, you may choose to renew the Fixed  Allocation  for a new  Guarantee  Period of the same or  different  length or you may  transfer all or part of that
Fixed Allocation's  Account Value to another Fixed Allocation or to one or more  Sub-accounts.  We will notify you before the end of the  Guarantee  Period  about the fixed  interest  rates that we are  currently  crediting to all Fixed  Allocations  that are being offered.  The rates  being  credited to Fixed  Allocations  may change  before the  Maturity  Date.  We will not charge a MVA if you choose to renew a Fixed Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

If you do not specify how you want a Fixed  Allocation  to be  allocated  on its Maturity  Date,  we will then  transfer the Account
Value of the Fixed  Allocation to the AST Money Market  Sub-account.  You can then elect to allocate the Account Value to any of the
Sub-accounts or to a new Fixed Allocation.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the accumulation  period you can access your Account Value through Partial  Withdrawals,  Systematic  Withdrawals,  and where required  for tax  purposes,  Minimum  Distributions.  You can also  surrender  your  Annuity  at any time.  There is no  Contingent
Deferred  Sales Charge  applied upon  withdrawal or surrender.  However,  if you  surrender  your Annuity,  we may deduct the Annual
Maintenance  Fee,  any Tax  Charge  that  applies  and the  charge  for any  optional  benefits.  We may also  apply a Market  Value
Adjustment  to any Fixed  Allocations  being  withdrawn or  surrendered.  Unless you notify us  differently,  withdrawals  are taken pro-rata based on the Account Value in the investment  options at the time we receive your withdrawal  request.  Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A  distribution  during the  accumulation  period is deemed to come first from any "gain" in your  Annuity and second as a return of your "tax basis",  if any.  Distributions  from your Annuity are generally  subject to ordinary income taxation on the amount of any investment gain unless the distribution  qualifies as a non-taxable  exchange or transfer.  If you take a distribution  prior to the taxpayer's  age 59 1/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the  payment.  The Code and  regulations  have  "exclusionary  rules" that we use to  determine  what portion of each annuity  payment  should be  treated as a return of any tax basis you have in the  Annuity.  Once the tax basis in the  Annuity  has been distributed,  the remaining  annuity payments are taxable as ordinary income.  The tax basis in the Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes,  you can make a  withdrawal  during the  accumulation  period.  We call this a "Partial  Withdrawal."  The amount  that you may withdraw will equal your Surrender  Value as of the date we process the withdrawal  request.  There is no Contingent  Deferred Sales
Charge applied if you surrender your Annuity or make a partial withdrawal.  After any Partial  Withdrawal,  your Annuity must have a
Surrender  Value of at least $1,000,  or we may treat the Partial  Withdrawal  request as a request to fully surrender your Annuity.
The minimum Partial Withdrawal you may request is $100.

Partial Withdrawals may also be available following annuitization but only if you choose certain annuity payment options.

To request the forms  necessary to make a withdrawal  from your  Annuity,  contact our Customer  Service Team at  1-800-752-6342  or visit our Internet Website at www.americanskandia.com.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals." You can receive  Systematic  Withdrawals of earnings only,  principal plus earnings or a flat dollar amount.

Systematic  Withdrawals  can be made  from  Account  Value  allocated  to the  variable  investment  options  or Fixed  Allocations.
Generally,  Systematic  Withdrawals  from Fixed  Allocations  are  limited  to  earnings  accrued  after the  program of  Systematic
Withdrawals  begins, or payments of fixed dollar amounts that do not exceed such earnings.  Systematic  Withdrawals are available on a monthly,  quarterly,  semi-annual  or annual  basis.  The Account  Value of your Annuity must be at least  $20,000  before we will allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal is $100. If any scheduled  Systematic  Withdrawal is for less than $100, we may postpone  the  withdrawal  and add the  expected  amount to the amount  that is to be  withdrawn  on the next  scheduled  Systematic
Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding  vehicle for certain  retirement  plans that receive  special tax treatment under Sections
401,  403(b) or 408 of the Code,  Section  72(t) of the Code may provide an exception to the 10% penalty tax on  distributions  made prior to age 59 1/2if you elect to  receive  distributions  as a series of  "substantially  equal  periodic  payments".  To  request a program that complies with Section 72(t), you must provide us with certain  required  information in writing on a form acceptable to
us. We may require  advance  notice to allow us to calculate the amount of 72(t)  withdrawals.  The Surrender  Value of your Annuity must be at least $20,000 before we will allow you to begin a program for  withdrawals  under Section  72(t).  The minimum amount for any such withdrawal is $100.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum Distributions are a type of Systematic  Withdrawal we allow to meet distribution  requirements under Sections 401, 403(b) or
408 of the Code.  Under the Code,  you may be required to begin  receiving  periodic  amounts from your  Annuity.  In such case,  we will allow you to make Systematic Withdrawals in amounts that satisfy the minimum distribution rules under the Code.

The  amount of the  required  Minimum  Distribution  for your  particular  situation  may  depend  on other  annuities,  savings  or investments.  We will only  calculate  the amount of your  required  Minimum  Distribution  based on the value of your  Annuity.  We require  three (3) days  advance  written  notice to  calculate  and  process  the  amount of your  payments.  We may charge you for
calculating  required  Minimum  Distributions.   You  may  elect  to  have  Minimum  Distributions  paid  out  monthly,   quarterly,
semi-annually or annually.  The $100 minimum that applies to Systematic Withdrawals does not apply to Minimum Distributions.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments and satisfying the Minimum Distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During the  accumulation  period you can surrender your Annuity at any time.  Upon  surrender,  you will receive the Surrender
Value.  Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To request the forms necessary to surrender your Annuity, contact our Customer Service Team at 1-800-752-6342 or visit our
Internet Website at www.americanskandia.com.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make any Annuity Payment Options available in the future.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available depending on the age of the Annuitant.

Certain of these annuity options may be available to  Beneficiaries  who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This
Option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other  payments or death benefits would be payable.  This Option is  currently  available  on a fixed or  variable  basis.  Under this  option,  you cannot make a partial or full  surrender  of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period  selected (5, 10, 15, or 20 years),  the remaining  payments are paid to the  Beneficiary until the end of such period.  This Option is currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable  basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions  of life  expectancy.  Therefore,  that portion of the Insurance  Charge assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for a Certain Period:  Under this option,  income is payable  periodically  for a specified  number of years. The number of years cannot be less than 5 or more than 50.  Payments may increase or decrease  depending on the  investment  performance of the  Sub-Accounts.  If the payee dies before the end of the specified  number of years,  the  remaining  payments are paid to the
Beneficiary  to the end of  such  period.  Note  that  under  this  option,  payments  are  not  based  on any  assumptions  of life expectancy.  Therefore,  that portion of the Insurance  Charge  assessed to cover the risk that key lives  outlive our  expectations provides no benefit to an Owner  selecting  this option.  If this option is selected,  full  surrenders may be made from the Annuity prior to the last guaranteed Payment Date.  No partial surrenders are permitted if this option is selected.

Option 6
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 7
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 6;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
If you have not provided us with your Annuity Date or Annuity Payment Option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity  payment is determined by  multiplying  the Account  Value,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment  selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the a2000 Individual  Annuity  Mortality Table with an assumed interest rate of 3% per annum.  Where required by law or regulation,  such annuity  table will have rates that do not differ  according to the gender of the key life.  Otherwise,  the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return ("AIR").  You select the AIR before we start to make Annuity  Payments.  The remaining  annuity payments will fluctuate  based on the  performance  of the Portfolios  relative to the AIR, as well as, other factors  described  below.  The greater  the AIR,  the  greater  the first  annuity  payment.  A higher AIR may result in smaller  potential  growth in the  annuity payments.  A lower AIR results in a lower initial annuity payment.

|X|      Variable Payments (Options 1-3 & 5)
         -----------------
         We calculate each annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units for each  Sub-account by the Unit Value of each  Sub-Account  on the annuity  payment date. We determine the schedule of units  based on your  Account  Value  (minus any  premium  tax that  applies)  at the time you elect to begin  receiving annuity  payments.  The  schedule  of units will vary  based on the  annuity  payment  option  selected,  the length of any certain  period  (if  applicable),  the  Annuitant's  age and  gender  (if  annuity  payments  are due for the  life of the
         Annuitant) and the Unit Value of the  Sub-Accounts  you initially  selected on the Issue Date. The calculation is performed for each Sub-Account,  and the sum of the Sub-Account  calculations  equals the amount of your annuity payment.  Other than to fund annuity  payments,  the number of units allocated to each Sub-Account will not change unless you transfer among the
         Sub-Accounts or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|      Stabilized Variable Payments (Option 6)
         ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined on the  annuitization  date. The schedule of units is established for each Sub-account you choose on the annuitization  date based on the  applicable  benchmark  rate and the  annuity  factors.  The annuity  factors  reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark rate, the annuitant's  attained age and gender (where  permitted).  Unlike  variable  payments  (described above) where each payment can vary based on Sub-account  performance,  this payment option cushions the immediate impact of
         Sub-account  performance by adjusting the length of the time during which annuity  payments will be made whether or not the
         Annuitant is alive while  generally  maintaining a level annuity  payment amount.  Sub-account  performance  that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark rate will  generally  shorten  the period.  If the period  reaches  zero and the  Annuitant  is still  alive,  Annuity  Payments continue,  however,  the annuity  payment amount will vary depending on Sub-account  performance,  similar to  conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option7)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
The Annuity provides a Death Benefit during its  accumulation  period.  If the Annuity is owned by one or more natural persons,  the
Death  Benefit is payable  upon the first  death of an Owner.  If the  Annuity is owned by an entity,  the Death  Benefit is payable upon the Annuitant's  death, if there is no Contingent  Annuitant.  If a Contingent  Annuitant was designated before the Annuitant's death and the  Annuitant  dies,  then the  Contingent  Annuitant  becomes the Annuitant and a Death Benefit will not be paid at that time.  The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

The Annuity  provides a basic Death Benefit at no additional  charge.  The Insurance  Charge we deduct from Account Value  allocated to the  Sub-accounts  is used, in part, to pay us for the risk we assume in providing  the basic Death Benefit  guarantee  under the
Annuity.  The Annuity  also offers two  different  optional  Death  Benefits.  Either  benefit can be  purchased  for an  additional charge.  The additional charge is deducted to compensate  American Skandia for providing  increased  insurance  protection under the optional Death  Benefits.  Notwithstanding  the additional  protection  provided under the optional Death  Benefits,  the additional cost has the impact of reducing the net performance of the investment options.

Basic Death Benefit
The basic Death Benefit depends on the decedent's age on the date of death:

         If death occurs before the earlier of the  decedent's  age 90 or the end of the tenth  Annuity  Year:  The Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

         If death occurs after the earlier of the  decedent's  age 90 or the tenth Annuity  Year:  The Death Benefit is your Account
         Value.

OPTIONAL DEATH BENEFITS
You can purchase  either of two  optional  Death  Benefits  with your Annuity to provide an enhanced  level of  protection  for your beneficiaries.  We do not currently offer the Annuity with both optional Death Benefits.

------------------------------------------------------------------------------------------------------------------------------------
Currently,  these  benefits  are only  offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date,  allow  existing  Annuity Owners to purchase  either of the optional  Death  Benefits  subject to our rules and any changes or restrictions  in the  benefits.  Certain  terms and  conditions  may differ if you  purchase  your  Annuity as part of an  exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.
------------------------------------------------------------------------------------------------------------------------------------

Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide additional amounts to your Beneficiary that may be used to offset  federal and state taxes  payable on any taxable  gains in your  Annuity at the time of your death.  Whether  this benefit is appropriate for you may depend on your particular  circumstances,  including other financial resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in addition to the basic Death
Benefit.  If the Annuity has one Owner,  the Owner must be age 75 or less at the time the benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

------------------------------------------------------------------------------------------------------------------------------------
The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is being  offered  in those  jurisdictions  where we have  received regulatory  approval.  Certain terms and conditions may differ between  jurisdictions  once approved.  The benefit is currently only offered to Owners who  purchase  the  Annuity as a  "non-qualified"  investment.  We may make the  benefit  available  to Owners who purchase  the  Annuity as an IRA or other  "qualified"  investment  at a later  date.  Please  refer to the  section  entitled  "Tax
Considerations" for a discussion of special tax considerations for purchasers of this benefit.
------------------------------------------------------------------------------------------------------------------------------------

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above

     PLUS

2.       50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

Death  Benefit  Amount  includes  your Account  Value and any amounts added to your Account Value under the basic Death Benefit when
----------------------
the Death Benefit is calculated.  Under the basic Death  Benefit,  amounts are added to your Account Value when the Account Value is less than Purchase Payments minus proportional withdrawals.

------------------------------------------------------------------------------------------------------------------------------------
The Enhanced  Beneficiary  Protection  Optional Death Benefit is subject to a maximum of 50% of all Purchase Payments applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------------

See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Guaranteed Minimum Death Benefit
If the Annuity has one Owner, the Owner must be age 80 or less at the time either optional Death Benefit is purchased.  If the
Annuity has joint Owners, the oldest Owner must be age 80 or less.  If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Guaranteed Minimum Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest
             -------------------------
     of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest  Anniversary  Value  equals the highest of all  previous  "Anniversary  Values" on or before the earlier of the
             ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as of each anniversary of the Issue Date plus the sum of all Purchase  Payments
             ------------------
     on or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.

|X|      A  Proportional  Reduction is a reduction to the value being  measured  caused by a withdrawal,  equaling the percentage of
            -----------------------
     the  withdrawal  as compared to the Account  Value as of the date of the  withdrawal.  For example,  if your  Account  Value is
     $10,000 and you withdraw  $2,000 (a 20% reduction),  we will reduce both your  Anniversary  Value and the amount  determined by
     Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the  Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2.       the sum of all Purchase  Payments minus the sum of all  Proportional  Reductions,  each increasing  daily until the Owner's date of  death  at a rate of  5.0%,  subject  to a limit of 200% of the  difference  between  the sum of all  Purchase
              Payments and the sum of all withdrawals as of the Owner's date of death; and
3.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the Account  Value as of the date we receive in writing  "due proof of death" (an MVA may be  applicable  to amounts in any
              Fixed Allocations); and
2.       the greater of Item 2 & 3 above on the Death  Benefit  Target Date plus the sum of all  Purchase  Payments  less the sum of all Proportional Reductions since the Death Benefit Target Date.

Annuities with joint Owners
For  Annuities  with Joint  Owners,  the Death  Benefit is  calculated as shown above except that the age of the oldest of the Joint
Owners is used to  determine  the Death  Benefit  Target Date.  NOTE:  If you and your spouse own the Annuity  jointly,  we will pay the Death Benefit to the  Beneficiary.  If the sole primary  Beneficiary  is the  surviving  spouse,  then the surviving  spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is calculated as shown above except that the age of the Annuitant is used to determine  the Death  Benefit  Target  Date.  Payment of the Death  Benefit is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional Death Benefit at any time. Upon termination,  you will be required to pay a pro-rata  portion of the annual charge for the benefit.  The Guaranteed  Minimum Death Benefit cannot be terminated once it is elected.  Both optional  Death  Benefits will  terminate  automatically  on the Annuity Date. We may also  terminate the optional
Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

How much do you charge for the optional Death Benefit?
We deduct a charge from your Account Value if you elect to purchase  either  optional  Death  Benefit.  No charge  applies after the
Annuity Date.  We deduct the charge:

1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only).

If you surrender the Annuity, elect to begin receiving annuity payments or terminate the benefit on a date other than an anniversary of the Issue Date, the charge will be prorated.  During the first year after the Issue Date, the charge will be prorated from the Issue Date.  In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first deduct the amount of the charge  pro-rata from the Account  Value in the variable  investment  options.  We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient  Account Value in the variable  investment options to pay the charge.  If your Annuity's  Account Value is insufficient to pay the charge,  we may deduct your remaining Account Value and terminate  your  Annuity.  We will notify you if your  Account  Value is  insufficient  to pay the charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series of annuity  payments  not  extending  beyond the life  expectancy  of the  Beneficiary  or over the life of the
         Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an  election  prior to death  benefit  proceeds  becoming  due, a  Beneficiary  can elect to receive  the Death
Benefit  proceeds as a series of fixed annuity  payments  (Annuity  Payment Option 1-4) or as a series of variable  annuity payments
(Annuity Payment Option 1-3 or 5-7).  See the section entitled "What Types of Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your  spouse own the Annuity  jointly,  we assume that the sole  primary
Beneficiary will be the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative
Beneficiary  designation,  the spouse  Beneficiary may elect to assume  ownership of the Annuity instead of taking the Death Benefit payment.  Any Death Benefit  (including any optional Death  Benefits)  that would have been payable to the  Beneficiary  will become the new  Account  Value as of the date we receive due proof of death and any  required  proof of a spousal  relationship.  As of the date the  assumption is  effective,  the  surviving  spouse will have all the rights and benefits that would be available  under the
Annuity to a new  purchaser of the same  attained  age.  For purposes of  determining  any future  Death  Benefit for the  surviving spouse,  the new Account Value will be  considered as the initial  Purchase  Payment.  No CDSC will apply to the new Account  Value.
However,  any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity.

See the section  entitled  "Managing  Your Annuity - Spousal  Contingent  Annuitant"  for a discussion of the treatment of a spousal
Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

Inherited IRA Death Benefit Payout
The Code  provides for  alternative  death benefit  payment  options when an Annuity is used as an IRA,  403(b) or other  "qualified investment" that requires Minimum  Distributions.  The available  payment options will depend on whether the Owner died on or before the date he or she was  required  to begin  receiving  Minimum  Distributions  under the Code and  whether  the  Beneficiary  is the surviving spouse.

|X|      If death  occurs  before the date Minimum  Distributions  must begin under the Code,  the Death  Benefit can be paid out in either a lump  sum,  within  five  years  from the date of death,  or over the life or life  expectancy  of the  designated
         Beneficiary  (as long as payments begin by December 31st of the year following the year of death).  However,  if the spouse is the  Beneficiary,  the Death  Benefit can be paid out over the life or life  expectancy of the spouse with such payments beginning no earlier than  December 31 of the year  following  the year of death or December  31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

|X|      If death occurs  after the date  Minimum  Distributions  must begin under the Code,  the Death  Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary has the flexibility to take out more each year than required under the Minimum  Distribution  rules.  Until withdrawn, amounts in an IRA,  403(b) or other  "qualified  investment"  continue to be tax deferred.  Amounts  withdrawn each year,  including amounts  that are  required to be  withdrawn  under the Minimum  Distribution  rules,  are subject to tax. You may wish to consult a professional  tax advisor for tax advice as to your  particular  situation.  See the section  entitled "How are  Distributions  From
Qualified Contracts Taxed? - Minimum Distributions after age 70 1/2."

Are there any exceptions to these rules for paying the Death Benefit?
Yes,  there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the Death Benefit if the  decedent  was not the Owner or  Annuitant  as of the Issue  Date and did not  become  the Owner or  Annuitant  due to the prior
Owner's or  Annuitant's  death.  Any minimum Death Benefit that applies will be suspended for a two-year  period from the date he or she first became Owner or Annuitant.  After the two-year  suspension  period is completed,  the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We determine the amount of the Death  Benefit as of the date we receive "due proof of death" and any other  written  representations we  require  to  determine  the  proper  payment of the Death  Benefit  to all  Beneficiaries.  "Due  proof of death" may  include a certified  copy of a death  certificate,  a certified  copy of a decree of a court of  competent  jurisdiction  as to the finding of death or other  satisfactory  proof of death.  Upon our receipt of "due proof of death" we automatically  transfer the Death Benefit to the AST Money  Market  Sub-Account  until we further  determine  the  universe of eligible  Beneficiaries.  Once the  universe of eligible  Beneficiaries  has been determined  each eligible  Beneficiary may allocate his or her eligible share of the Death Benefit to the Sub-Accounts according to our rules.

Each  Beneficiary  must make an  election  as to the method  they wish to receive  their  portion  of the Death  Benefit.  Absent an election  of a  Death  Benefit  payment  method,  no  Death  Benefit  can  be  paid  to the  Beneficiary.  We  may  require  written acknowledgment  of all named  Beneficiaries  before we can pay the Death Benefit.  During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation  period,  the Annuity has an Account Value. The Account Value is determined  separately for each Sub-account allocation and for each Fixed  Allocation.  The Account Value is the sum of the values of each Sub-account  allocation and the value of each Fixed  Allocation.  When  determining  the  Account  Value on any day other than a Fixed  Allocation's  Maturity  Date,  the
Account Value may include any Market Value  Adjustment that would apply to a Fixed  Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value  available to you on any day during the  accumulation  period.  The Surrender Value is equal to your  Account  Value minus the Annual  Maintenance  Fee and the charge for any optional  Death  Benefit.  The  Surrender
Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you  allocate  Account  Value  to a  Sub-Account,  you are  purchasing  units  of the  Sub-account.  Each  Sub-account  invests exclusively  in  shares  of an  underlying  Portfolio.  The  value of the  Units  fluctuate  with  the  market  fluctuations  of the
Portfolios.  The value of the Units also reflect the daily accrual for the Insurance Charge.

Each  Valuation  Day, we determine  the price for a Unit of each  Sub-account,  called the "Unit  Price." The Unit Price is used for determining  the value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the number of Units  involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a Sub-account.  On the Valuation Day you make the allocation,  the Unit Price is $14.83.  Your $5,000 buys  337.154  Units of the  Sub-account.  Assume  that  later,  you wish to  transfer  $3,000  of your  Account  Value  out of that
Sub-account  and  into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit  Price of the  original
Sub-account  has  increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477
Units.  We then buy $3,000 of Units of the new  Sub-account  at the Unit Price of $17.83.  You would then have 168.255  Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the initial value allocated to a Fixed  Allocation plus all interest  credited to a Fixed  Allocation as of the date  calculated.
The Interim  Value does not include the impact of any Market  Value  Adjustment.  If you made any  transfers or  withdrawals  from a
Fixed  Allocation,  the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were  withdrawn.  To determine  the Account Value of a Fixed  Allocation  on any day other than its Maturity  Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?

Initial  Purchase  Payments:  We are required to allocate  your initial  Purchase  Payment to the  Sub-accounts  within two (2) days after we receive  all of our  requirements  to issue the  Annuity.  If we do not have all the  required  information  to allow us to issue your  Annuity,  we may retain  the  Purchase  Payment  while we try to reach you or your  representative  to obtain all of our requirements.  If we are unable to obtain all of our  required  information  within  five (5) days,  we are  required  to return the
Purchase  Payment to you at that time,  unless you  specifically  consent to our retaining the Purchase  Payment while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase  Payment and issue the Annuity within two (2) days.  During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will apply any  additional  Purchase  Payments on the Valuation Day that we receive the Purchase
Payment with satisfactory instructions.

Scheduled  Transactions:  "Scheduled"  transactions  include  transfers  under  a  Dollar  Cost  Averaging,  rebalancing,  or  asset allocation program,  Systematic  Withdrawals,  Minimum Distributions or annuity payments.  Scheduled  transactions are processed and valued as of the date they are scheduled,  unless the scheduled day is not a Valuation Day. In that case,  the  transaction  will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled  Transactions:   "Unscheduled"  transactions  include  any  other  non-scheduled  transfers  and  requests  for  Partial
Withdrawals  or  Surrenders.  Unscheduled  transactions  are  processed and valued as of the Valuation Day we receive the request at our Office in good order.

Death  Benefits:  Death Benefit claims require our review and evaluation  before  processing.  We price such  transactions as of the date we receive at our Office all materials we require for such transaction and that are satisfactory to us.

Transactions in Rydex and ProFunds VP Sub-accounts:  Generally,  purchase or redemption orders or transfer requests must be received by us by no later than the close of the New York  Stock  Exchange  to be  processed  on the  current  Valuation  Day.  However,  any purchase or redemption  order or transfer  request  involving the Rydex or ProFunds VP Sub-accounts  must be received by us no later than one hour prior to any  announced  closing of the  applicable  securities  exchange  (generally,  3:00 p.m.  Eastern time) to be processed  on the current  Valuation  Day.  The  "cut-off"  time for such  financial  transactions  involving a Rydex or ProFunds VP
Sub-account  will be  extended  to1/2hour prior to any  announced  closing  (generally,  3:30 p.m.  Eastern  time) for  transactions submitted  electronically  through American Skandia's Internet website  (www.americanskandia.com).  You cannot request a transaction involving  the  purchase,  redemption or transfer of Units in one of the Rydex or ProFunds VP  Sub-accounts  between the  applicable
"cut-off" time and 4:00 p.m.  Transactions received after 4:00 p.m. will be treated as received by us on the next Valuation Day.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following is a brief summary of some of the Federal tax  considerations  relating to this Annuity.  However,  since the tax laws are complex and tax consequences are affected by your individual  circumstances,  this summary of our interpretation of the relevant tax laws is not  intended  to be  fully  comprehensive  nor is it  intended  as tax  advice.  Therefore,  you  may  wish  to  consult  a professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate  Accounts are taxed as part of American  Skandia.  American Skandia is taxed as a life insurance  company under Part I, subchapter  L of the Code.  No taxes are due on  interest,  dividends  and  short-term  or  long-term  capital  gains  earned by the
Separate Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code governs the taxation of annuities in general.  Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension plan,  profit  sharing plan or other  retirement  arrangement  that is eligible for special  treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more  individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any increase in the value of the Annuity  until an amount is received (a  "distribution").  This is  commonly  referred to as "tax  deferral".  A distribution  can be in the form of a lump sum payment  including  payment of a Death Benefit,  or in annuity  payments under one of the annuity payment options.  Certain other transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the Annuity must currently  include  any  increase in the value of the Annuity  during a tax year in its gross  income.  An  exception  from  current taxation  applies for annuities held by an employer with respect to a terminated  tax-qualified  retirement plan, a trust holding an annuity as an agent for a natural  person,  or by a decedent's  estate by reason of the death of the decedent.  A tax-exempt  entity for Federal tax purposes will not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions  Before  Annuitization:  Distributions  received before annuity  payments begin are generally  treated as coming first from "income on the contract" and then as a return of the  "investment  in the  contract".  The amount of any  distribution  that is treated  as receipt of  "income  on the  contract"  is  includible  in the  taxpayer's  gross  income and  taxable in the year it is received.  The amount of any  distribution  treated as a return of the  "investment  in the  contract"  is not  includible  in gross income.

|X|      "Income on the  contract" is calculated by  subtracting  the  taxpayer's  "investment  in the contract"  from the aggregate value of all "related contracts" (discussed below).
|X|      "Investment  in the  contract"  is equal to  total  purchase  payments  for all  "related  contracts"  minus  any  previous distributions  or portions of such  distributions  from such  "related  contracts"  that were not  includible  in gross income.
     "Investment  in the  contract"  may be affected by whether an annuity or any  "related  contract"  was  purchased  as part of a tax-free  exchange of life insurance,  endowment,  or annuity  contracts under Section 1035 of the Code. The "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each  annuity  payment  received on or after the Annuity  Date will  generally be taxable.  The taxable  portion of each annuity  payment is determined by a formula which  establishes the ratio that the "investment in the contract"  bears to the total value of annuity  payments to be made.  This is called the  "exclusion  ratio." The  investment in the contract is excluded  from gross income.  Any portion of an annuity  payment  received that exceeds the exclusion  ratio will be entirely  includible  in gross  income.  The formula for  determining  the  exclusion  ratio  differs  between fixed and variable annuity  payments.  When annuity  payments  cease  because of the death of the person upon whose life  payments are based and, as of the date of death,  the  amount of  annuity  payments  excluded  from  taxable  income by the  exclusion  ratio  does not exceed the
"investment in the contract," then the remaining  portion of unrecovered  investment is allowed as a deduction by the beneficiary in the tax year of such death.

Penalty Tax on  Distributions:  Generally,  any  distribution  from an annuity  not used in  conjunction  with a Qualified  Contract
(Qualified  Contracts are  discussed  below) is subject to a penalty  equal to 10% of the amount  includible  in gross income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled;
|X|      Distributions  which are part of a series of  substantially  equal periodic  payments for the life (or life  expectancy) of the taxpayer (or the joint lives of the taxpayer and the taxpayer's Beneficiary);
|X|      Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the termination of a qualified pension plan that is held by the employer until the employee separates from service.

Special rules  applicable to "related  contracts":  Contracts  issued by the same insurer to the same contract owner within the same calendar year (other than certain  contracts owned in connection with a tax-qualified  retirement  arrangement) are to be treated as one annuity contract when determining the taxation of distributions  before  annuitization.  We refer to these contracts as "related contracts."  In situations  involving  related  contracts we believe that the values under such  contracts and the investment in the contracts  will be added  together to determine the proper  taxation of a  distribution  from any one contract  described  under the section  "Distributions  before  Annuitization."  Generally,  distributions  will be  treated  as coming  first  from  income on the contract  until all of the  income on all such  related  contracts  is  withdrawn,  and then as a return  of the  investment  in the contract.  There is some uncertainty  regarding the manner in which the Internal  Revenue Service would view related  contracts when one or more  contracts are immediate  annuities or are contracts that have been  annuitized.  The Internal  Revenue  Service has not issued guidance  clarifying this issue as of the date of this Prospectus.  You are  particularly  cautioned to seek advice from your own tax advisor on this matter.

Special  concerns  regarding  "substantially  equal  periodic  payments":  (also  known as  "72(t)" or  "72(q)"  distributions)  Any modification to a program of  distributions  which are part of a series of substantially  equal periodic  payments that occur before the later of the taxpayer  reaching age 59 1/2or five (5) years from the first of such payments will result in the  requirement to pay the 10%  premature  distribution  penalty  that would have been due had the payments  been  treated as subject to the 10%  premature distribution  penalty in the years  received,  plus  interest.  This does not apply when the  modification  is by reason of death or disability.  American Skandia does not currently support a section 72(q) program.

Special concerns regarding immediate  annuities:  The Internal Revenue Service has ruled that the immediate annuity exception to the
10% penalty described above under "Penalty Tax on Distributions" for  "non-qualified"  immediate annuities as defined under the Code may not apply to annuity payments under a contract  recognized as an immediate  annuity under state insurance law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the exchanged  contract  were  contributed  or deemed to be  contributed more than one year  prior to the  annuity  starting  date  under the  immediate  annuity;  and (b) the  annuity  payments  under the immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free  exchanges under Section 1035:  Section 1035 of the Code permits certain tax-free exchanges of a life insurance,  annuity or endowment  contract for an annuity.  If an annuity is purchased  through a tax-free exchange of a life insurance,  annuity or endowment contract that was purchased prior to August 14, 1982, then any distributions  other than as annuity payments will be considered to come:
|X|      First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any "income on the  contract"  that is  attributable  to the  purchase  payments  made prior to August 14, 1982
       (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a distribution is equal to or less than the remaining  investment in the contract made prior to August 14,
1982,  such amounts are not included in taxable  income.  Further,  distributions  received  that are  considered  to be a return of investment on the contract from purchase  payments made prior to August 14, 1982, such  distributions are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders  may be treated in the same way as tax-free  1035  exchanges of entire  contracts,  therefore  avoiding  current taxation  of any gains in the  contract  as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved  the right to treat  transactions it considers abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be considered  abusive.  For example,  we do not know how the IRS may view early withdrawals or annuitizations after a  partial  exchange.  As of the  date of this  prospectus,  we will  treat a  partial  surrender  of this  type  involving  a non-qualified  annuity  contract as a "tax-free"  exchange  for future tax  reporting  purposes,  except to the extent that we, as a reporting and withholding agent,  believe that we would be expected to deem the transaction to be abusive.  However,  some insurance companies may not recognize  these partial  surrenders  as tax-free  exchanges and may report them as taxable  distributions  to the extent of any gain  distributed  as well as subjecting the taxable  portion of the  distribution  to the 10% IRS early  distribution penalty.  We  strongly  urge you to  discuss  any  transaction  of this  type  with  your tax  advisor  before  proceeding  with the transaction.

There is no guidance from the Internal Revenue Service as to whether a partial  exchange from a life insurance  contract is eligible for  non-recognition  treatment  under Section 1035 of the Code. We will continue to report a partial  surrender of a life insurance policy as subject to current  taxation to the extent of any gain.  In addition,  please be cautioned  that no specific  guidance has been provided as to the impact of such a transaction  for the remaining life  insurance  policy,  particularly  as to the subsequent methods  to be used to test for  compliance  under  the Code for both the  definition  of life  insurance  and the  definition  of a modified endowment contract.

Special  Considerations  for  Purchasers of the Enhanced  Beneficiary  Protection  Optional  Death  Benefit:  As of the date of this
Prospectus,  it is our understanding  that the charges related to the optional Death Benefit are not subject to current taxation and we will not  report  them as such.  However,  the IRS could  take the  position  that  these  charges  should be  treated as partial withdrawals  subject to current  taxation to the extent of any gain and, if  applicable,  the 10% tax penalty.  We reserve the right to report charges for the optional Death Benefit as partial  withdrawals if we, as a reporting and withholding  agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding vehicle for various types of  tax-qualified  retirement  plans.  We have provided  summaries of the types of  tax-qualified  retirement  plans with which we may issue an Annuity.  These summaries  provide general  information about the tax rules and are not intended to be complete  discussions.  The tax rules regarding  qualified  plans are complex.  These rules may include  limitations on contributions and restrictions on distributions,  including  additional  taxation of distributions and  additional  penalties.  The terms and  conditions  of the  tax-qualified  retirement  plan may  impose  other  limitations  and restrictions  that are in addition to the terms of the Annuity.  The  application  of these rules  depends on  individual  facts and circumstances.  Before  purchasing an Annuity for use in a qualified  plan, you should obtain  competent tax advice,  both as to the tax treatment and suitability of such an investment.  American  Skandia does not offer all of its annuities to all of these types of tax-qualified retirement plans.

Corporate  Pension and  Profit-sharing  Plans:  Annuities may be used to fund  employee  benefits of various  corporate  pension and profit-sharing  plans  established by corporate  employers  under Section 401(a) of the Code including  401(k) plans.  Contributions to such plans are not taxable to the employee until  distributions  are made from the retirement plan. The Code imposes  limitations on the amount that may be contributed  and the timing of  distributions.  The tax treatment of  distributions  is subject to special provisions of the Code, and also depends on the design of the specific  retirement plan.  There are also special  requirements as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R. 10 Plans:  Annuities  may also be used to fund  benefits of retirement  plans  established  by  self-employed  individuals  for themselves and their  employees.  These are commonly  known as "H.R. 10 Plans" or "Keogh Plans".  These plans are subject to most of the same types of limitations and  requirements as retirement  plans  established by corporations.  However,  the exact  limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which  contributions may be  made  by  certain  qualifying  employers  such  as  public  schools  and  certain  charitable,  educational  and  scientific organizations  specified  in Section  501(c)(3)  for the  benefit of their  employees.  Such  contributions  are not  taxable to the employee  until  distributions  are made from the TSA.  The Code  imposes  limits on  contributions,  transfers  and  distributions.
Nondiscrimination requirements also apply.

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Under a TSA, you may be prohibited from taking  distributions  from the contract  attributable to  contributions  made pursuant to a salary reduction agreement unless the distribution is made:
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|X|      After the participating employee attains age 59 1/2;
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|X|      Upon separation from service, death or disability; or
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|X|      In the case of financial hardship (subject to restrictions).
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Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established by governmental and certain other tax exempt  employers  for their  employees  may invest in annuity  contracts.  The Code limits  contributions  and  distributions,  and imposes  eligibility  requirements as well.  Contributions  are not taxable to employees until  distributed from the plan.  However, plan assets  remain the  property of the  employer  and are subject to the claims of the  employer's  general  creditors  until such assets are made available to participants or their beneficiaries.

Individual  Retirement Programs or "IRAs":  Section 408 of the Code allows eligible individuals to maintain an individual retirement account or individual  retirement  annuity  ("IRA").  IRAs are subject to  limitations  on the amount that may be  contributed,  the contributions  that may be deducted  from  taxable  income,  the persons who may be eligible to  establish  an IRA and the time when distributions  must commence.  Further,  an Annuity may be established with  "roll-over"  distributions  from certain  tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth IRAs:  A form of IRA is also  available  called a "Roth  IRA".  Contributions  to a Roth IRA are not tax  deductible.  However, distributions  from a Roth IRA are free from  Federal  income taxes and are not subject to the 10% penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion from a traditional  IRA was made and the  distribution is made
                                                                                                       ---
(a) once the taxpayer is age 59 1/2or older,  (b) upon the death or disability of the taxpayer,  or (c) for qualified  first-time home buyer expenses,  subject to certain  limitations.  Distributions  from a Roth IRA that are not "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs and Roth  IRAs  will  receive a  special  disclosure  document,  which  describes  limitations  on  eligibility, contributions,  transferability  and  distributions.  It also  describes  the  conditions  under which  distributions  from IRAs and qualified plans may be rolled over or transferred into an IRA on a tax-deferred  basis and the conditions under which  distributions from traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that meet  specified  criteria may  establish  Simplified  Employee  Pensions or SEP IRAs.  Employer
contributions  that may be made to employee SEP IRAs are larger than the amounts that may be  contributed  to other IRAs, and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts are generally  taxed under  Section 72 of the Code.  Under these rules,  a portion of each distribution  may be excludable  from income.  The  excludable  amount is the proportion of a  distribution  representing  after-tax contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a distribution from a Qualified  Contract made prior to age 59 1/2.  However, the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent to the death or  disability  of the taxpayer (for this purpose  disability is as defined in Section  72(m)(7)
     of the Code);
|X|      is part of a series  of  substantially  equal  periodic  payments  to be paid not less  frequently  than  annually  for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care*;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*; and
|X|      is made pursuant to an IRS levy.

The exceptions above which are followed by an asterisk (*) do not apply to IRAs.  Certain other exceptions may be available.

Minimum  Distributions  after age 70 1/2: A participant's  interest in a Qualified Contract must generally be distributed,  or begin to be distributed, by the "required beginning date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar  year in which the  individual  retires from service with the employer  sponsoring  the plan.  The  retirement option is not available to IRAs.

The IRS has released proposed  Treasury  regulations  containing new Minimum  Distribution  rules.  Under the new rules, the Minimum
Distribution  amount  will be lower  for the vast  majority  of  individuals.  The new  rules are  available,  at the  option of the individual,  for  Minimum  Distributions  required  in the year 2001.  For Minimum  Distributions  required in 2002 and beyond,  the individual must utilize the new Minimum Distribution rules.

Under existing  Minimum  Distribution  rules,  the  participant's  entire  interest must be distributed  beginning no later than the required  beginning date over a period which may not extend beyond a maximum of the life or life  expectancy of the  participant (or the life  expectancies  of the owner and a  designated  beneficiary).  Each  annual  distribution  must  equal or exceed a  "minimum distribution  amount" which is determined by dividing the account value by the applicable  life expectancy or pursuant to an annuity payout.  If the account  balance is used,  it generally is based upon the Account  Value as of the close of business on the last day of the previous calendar year.

If the  participant  dies before  reaching his or her  "required  beginning  date",  his or her entire  interest  must  generally be distributed  within five (5) years of death.  However,  this rule will be deemed satisfied if  distributions  begin before the close of the calendar year following death to a designated  beneficiary (or over a period not extending  beyond the life expectancy of the beneficiary).  If the Beneficiary is the individual's surviving spouse,  distributions may be delayed until the deceased owner would have  attained  age 701/2. A  surviving  spouse  would  also have the  option to assume the IRA as his or her own if he or she is the sole designated  beneficiary.  If a participant dies after reaching his or her required  beginning date or after  distributions have commenced,  the  individual's  interest must  generally be distributed  at least as rapidly as under the method of  distribution  in effect at the time of the individual's death.

If the amount  distributed is less than the minimum  required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

Under the new Minimum  Distribution  rules, a uniform life expectancy table will be utilized by all participants except those with a spouse who is more than ten (10)  years  younger  than the  participant.  In that case,  the new rules  permit  the  participant  to utilize the actual life  expectancies of the  participant  and the spouse.  In addition,  the designated  beneficiary  under the new rules  is not  determined  until  December  31 of the year  following  the  year of the  participant's  death.  In most  cases,  the beneficiary  may be  changed  during  the  participant's  lifetime  with no  affect on the  Minimum  Distributions.  At  death,  the designated  Beneficiary  may take  Minimum  Distributions  over  his/her  life  expectancy  or in a lump sum.  In the  absence  of a designated beneficiary, the beneficiary may take a lump sum or distributions over five (5) years.

It is  important  to note that the new  Minimum  Distribution  rules may not apply to certain  qualified  retirement  plans (at this time), but currently generally apply to IRA's and 403(b)'s.

GENERAL TAX CONSIDERATIONS

Diversification:  Section  817(h) of the Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of  insurance  companies).  If the  diversification  requirements  under the Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the  contract.  The Treasury  Department's  regulations prescribe the diversification  requirements for variable annuity contracts.  We believe the underlying mutual fund portfolios should comply with the terms of these regulations.

Transfers Between Investment  Options:  Transfers between investment  options are not subject to taxation.  The Treasury  Department may  promulgate  guidelines  under  which a variable  annuity  will not be treated as an annuity for tax  purposes  if persons  with ownership  rights have excessive  control over the  investments  underlying  such variable  annuity.  Such guidelines may or may not address the number of investment  options or the number of transfers  between  investment  options offered under a variable annuity.
It is not known whether such guidelines,  if in fact promulgated,  would have retroactive  effect. It is also not known what effect, if any, such guidelines may have on transfers  between the investment  options of the Annuity offered  pursuant to this  Prospectus.
We will take any action,  including  modifications to your Annuity or the  Sub-accounts,  required to comply with such guidelines if promulgated.

Federal  Income Tax  Withholding:  Section  3405 of the Code  provides  for  Federal  income  tax  withholding  on the  portion of a distribution  which is  includible  in the gross  income of the  recipient.  Amounts to be  withheld  depend  upon the nature of the distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes  withheld or have income  taxes withheld at a different rate by filing a completed election form with us.

Certain  distributions,  known as  eligible  rollover  distributions,  from  Qualified  Contracts,  are  subject  to  automatic  20%
withholding for Federal income taxes. The following  distributions  are not eligible  rollover  distributions and not subject to 20%
withholding::
|X|      any portion of a distribution paid as Minimum Distributions;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal periodic  payments for the life or life  expectancy of the  participant in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan;
|X|      distributions  that are part of a series of substantial  periodic  payments pursuant to Section 72(q) or 72(t) of the Code;
     and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments  and Pledges:  Any amount  received  directly or indirectly  as a loan from, or any  assignment or pledge of any portion of the value of, an annuity before annuity  payments have begun are treated as a distribution  subject to taxation under the distribution  rules set forth  above.  Any gain in an annuity on or after the  assignment  or pledge of an entire  annuity and while such  assignment  or pledge  remains  in effect is  treated as  "income  on the  contract"  in the year in which it is  earned.  For annuities not issued as Qualified  Contracts,  the cost basis of the annuity is increased by the amount of any  assignment or pledge includible  in gross  income.  The cost basis is not affected by any repayment of any loan for which the annuity is collateral or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone  other than the spouse of the owner (or former  spouse  incident to a divorce) is treated, for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain  competent tax advice with respect to possible  federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code  certain  taxes may be due when all or part of an  annuity is  transferred  to, or a death  benefit is paid to, an  individual  two or more  generations  younger than the  contract  holder.  These  generation-skipping transfers  generally  include those subject to federal  estate or gift tax rules.  There is an aggregate $1 million  exemption  from taxes for all such  transfers.  We may be required to determine  whether a  transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations  for Contingent  Annuitants:  There may be adverse tax consequences if a contingent  annuitant  succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor  qualifies  for preferred  treatment  under certain  sections of the Code.  In general,  the Code is designed  to prevent  indefinite  deferral  of tax.  Continuing  the benefit of tax  deferral by naming one or more contingent  annuitants  when the Annuity is owned by a  non-qualified  trust might be deemed an attempt to extend the tax deferral for an indefinite  period.  Therefore,  adverse tax treatment may depend on the terms of the trust, who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor  before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your prior  consent,  to provide  any  prospectus,  prospectus  supplements,  confirmations,  statements  and  reports  required  by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic  means, including  diskettes or CD ROMs. We send a confirmation  statement to you each time a transaction  is made affecting  Account Value, such as making additional Purchase Payments,  transfers,  exchanges or withdrawals.  We also send quarterly statements detailing the activity  affecting your Annuity during the calendar quarter.  You may request  additional  reports.  We reserve the right to charge up to $50 for each such additional  report.  Instead of immediately  confirming  transactions made pursuant to some type of periodic transfer  program (such as a dollar cost averaging  program) or a periodic  Purchase  Payment  program,  such as a salary  reduction arrangement,  we may confirm such  transactions  in quarterly  statements.  You should review the  information  in these  statements carefully.

All errors or  corrections  must be reported to us at our Office as soon as possible to assure  proper  accounting  to your Annuity.
For transactions  that are confirmed  immediately,  we assume all transactions are accurate unless you notify us otherwise within 10 days from the date you receive the  confirmation.  For transactions  that are only confirmed on the quarterly  statement,  we assume all  transactions  are  accurate  unless  you  notify us  within 10 days from the date you  receive  the  quarterly  statement.  All transactions  confirmed  immediately or by quarterly  statement are deemed  conclusive  after the applicable  10-day period.  We may also send an annual report and a semi-annual  report  containing  applicable  financial  statements,  as of December 31 and June 30, respectively,  to Owners or, with your prior consent, make such documents available  electronically  through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in Connecticut with licenses in all 50 states and the District of Columbia.  American Skandia is a wholly-owned  subsidiary of American  Skandia,  Inc., formerly known as American  Skandia  Investment  Holding  Corporation,  whose ultimate parent is Skandia  Insurance  Company Ltd., a
Swedish  company.  American  Skandia  markets its  products to  broker-dealers  and  financial  planners  through an internal  field marketing staff. In addition,  American Skandia markets through and in conjunction  with financial  institutions  such as banks that are permitted directly, or through affiliates, to sell annuities.

American Skandia is in the business of issuing variable annuity and variable life insurance  contracts.  American Skandia  currently offers the following  products:  (a) flexible  premium  deferred  annuities and single  premium fixed  deferred  annuities  that are registered  with the SEC; (b) certain  other fixed  deferred  annuities  that are not  registered  with the SEC;  (c) certain  group variable  annuities  that are exempt from  registration  with the SEC that serve as funding  vehicles for various types of qualified pension and profit sharing plans;  (d) a single premium  variable life insurance  policy that is registered  with the SEC; and (e) a flexible premium life insurance policy that is registered with the SEC.

WHAT ARE SEPARATE ACCOUNTS?
The assets  supporting  our  obligations  under the Annuities may be held in various  accounts,  depending on the  obligation  being supported.  In the accumulation  period,  assets supporting Account Values are held in separate accounts  established under the laws of the State of  Connecticut.  We are the legal owner of assets in the separate  accounts.  In the payout phase,  assets  supporting fixed annuity  payments and any adjustable  annuity payments we make available are held in our general  account.  Income,  gains and losses from assets  allocated to these  separate  accounts are credited to or charged  against each such  separate  account  without regard to other  income,  gains or losses of American  Skandia or of any other of our  separate  accounts.  These assets may only be charged with liabilities  which arise from the annuity contracts issued by American Skandia Life Assurance  Corporation.  The amount of our obligation in relation to  allocations  to the  Sub-accounts  is based on the  investment  performance of such  Sub-accounts.
However, the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in Class 1 Sub-accounts of American Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account
B". Separate  Account B consists of multiple  Sub-accounts.  The name of each Sub-account  generally  corresponds to the name of the underlying  Portfolio.  The names of each Sub-account are shown in the Statement of Additional  Information.  Separate Account B was
established by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary according to the investment  performance of Separate  Account B. The  Sub-accounts  offered  pursuant to this
Prospectus are all Class 1 Sub-accounts  of Separate  Account B. Each class of  Sub-accounts  in Separate  Account B has a different level of charges assessed against such  Sub-accounts.  You will find additional  information about these underlying mutual funds and portfolios in the prospectuses for such funds.

Separate  Account B is  registered  with the SEC under the  Investment  Company  Act of 1940  ("Investment  Company  Act") as a unit investment  trust,  which is a type of  investment  company.  This does not involve  any  supervision  by the SEC of the  investment policies,  management  or  practices of Separate  Account B. Each  Sub-account  invests only in a single  mutual fund or mutual fund portfolio.

We reserve the right to make  changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new  Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts  at our sole  discretion.  We may also close  Sub-accounts to additional  Purchase  Payments on existing Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates.  We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or  portfolio  of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are required to obtain under the  Investment  Company  Act of 1940.  We will  notify  Owners of changes  we make to the  Sub-accounts  available  under the
Annuity.

Values and benefits based on  allocations to the  Sub-accounts  will vary with the investment  performance of the underlying  mutual funds or fund  portfolios,  as  applicable.  We do not  guarantee  the  investment  results of any  Sub-account.  Your Account Value allocated to the Sub-accounts may increase or decrease.  You bear the entire investment risk.

Separate Account D
During the  accumulation  period,  assets  supporting our obligations  based on Fixed  Allocations are held in American Skandia Life
Assurance  Corporation  Separate  Account  D, also  referred  to as  Separate  Account  D. Such  obligations  are based on the fixed interest  rates we credit to Fixed  Allocations  and the terms of the Annuities.  These  obligations do not depend on the investment performance of the assets in Separate Account D.  Separate Account D was established by us pursuant to Connecticut law.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We have sole discretion over the investment  managers  retained to manage the assets  maintained in Separate Account D. Each manager we employ is  responsible  for  investment  management of a different  portion of Separate  Account D. From time to time  additional investment  managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s).

We are not obligated to invest  according to specific  guidelines or strategies  except as may be required by Connecticut  and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the underlying  mutual fund portfolios are sold to separate  accounts of life insurance  companies  offering variable annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the underlying  mutual funds in which the  Sub-accounts  invest.  However,  under SEC rules, you have voting  rights in relation  to Account  Value  maintained  in the  Sub-accounts.  If an  underlying  mutual fund  portfolio requests a vote of  shareholders,  we will vote our shares in the manner  directed by Owners with  Account  Value  allocated to that
Sub-account.  Owners have the right to vote an amount equal to the number of shares  attributable to their  contracts.  If we do not receive  voting  instructions  in relation to certain  shares,  we will vote those shares in the same manner and  proportion  as the shares for which we have  received  instructions.  We will furnish  those Owners who have Account  Value  allocated to a Sub-account whose  underlying  mutual  fund  portfolio  has  requested  a  "proxy"  vote  with the  necessary  forms to  provide  us with  their instructions.  Generally,  you will be asked to  provide  instructions  for us to vote on matters  such as changes in a  fundamental investment  strategy,  adoption of a new  investment  advisory  agreement,  or matters  relating to the structure of the  underlying mutual fund that require a vote of shareholders.

American  Skandia  Trust (the  "Trust") has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

Material Conflicts
It is possible that  differences  may occur between  companies  that offer shares of an  underlying  mutual fund  portfolio to their respective  separate  accounts  issuing  variable  annuities  and/or  variable life insurance  products.  Differences may also occur surrounding the offering of an underlying  mutual fund portfolio to variable life insurance  policies and variable annuity contracts that we offer.  Under certain  circumstances,  these  differences could be considered  "material  conflicts," in which case we would take  necessary  action to protect  persons with voting rights under our variable  annuity  contracts  and variable  life  insurance policies  against  persons  with  voting  rights  under other  insurance  companies'  variable  insurance  products.  If a "material conflict" were to arise between owners of variable  annuity  contracts and variable life  insurance  policies  issued by us we would take  necessary  action to treat such  persons  equitably  in  resolving  the  conflict.  "Material  conflicts"  could  arise due to differences  in voting  instructions  between  owners of variable  life  insurance  and  variable  annuity  contracts of the same or different companies.  We monitor any potential conflicts that may exist.

Service Fees Payable by Underlying Funds
American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the distributor and principal  underwriter of the securities  offered  through this  prospectus.  ASM acts as the distributor of a number of annuity and life  insurance  products we offer and both American  Skandia Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual  funds.  ASM also acts as an  introducing  broker-dealer  through  which it receives a portion of  brokerage  commissions  in connection  with  purchases  and sales of securities  held by  portfolios of American  Skandia Trust which are offered as underlying investment options under the Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  may be payable  based on a percentage of Purchase  Payments  made,  up to a maximum of 1.0%.  Ongoing  compensation  of up to 1.25% per year of the Account  Value is also payable.  We may also provide  compensation for providing  ongoing service to you in relation to the Annuity.  Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

Advertising:  We may  advertise  certain  information  regarding  the  performance  of the  investment  options.  Details  on how we calculate  performance for the  Sub-accounts  are found in the Statement of Additional  Information.  This  information may help you review the  performance of the investment  options and provide a basis for comparison  with other  annuities.  It may be less useful when comparing the  performance of the investment  options with other savings or investment  vehicles.  Such other  investments  may not provide  some of the benefits of  annuities,  or may not be designed  for  long-term  investment  purposes.  Additionally  other savings or investment vehicles may not be receive the beneficial tax treatment given to annuities under the Code.

We may advertise the  performance  of the  underlying  mutual fund  portfolios in the form of "Standard"  and  "Non-standard"  Total
Returns.  "Standard  Total Return"  figures assume that all charges and fees are  applicable.  "Non-standard  Total Return"  figures may be used  that do not  reflect  all  fees  and  charges.  Non-standard  Total  Returns  are  calculated  in the  same  manner  as standardized  returns.  Standard and  Non-standard  Total  Returns  will not reflect  charges  that apply to either  Optional  Death
Benefit.  Non-standard Total Returns must be accompanied by Standard Total Returns.

Performance  information on the Sub-accounts is based on past performance only and is not an indication or  representation of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the underlying  mutual funds or portfolios and upon prevailing  market conditions and the response of the underlying  mutual funds to such  conditions.  Actual  performance will also depend on changes in the expenses of the underlying  mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such underlying  mutual fund or portfolio.  In addition,  the amount of charges  assessed  against each  Sub-account  will affect performance.

Some of the  underlying  mutual  fund  portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted in advertising  regarding such  Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial  offering of the Annuities,  or periods during which the underlying  mutual fund portfolios have been in existence,  but the
Sub-accounts have not. Such  hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual  performance  since  inception  of the  Sub-accounts.  Hypothetical  historical  performance  of the  underlying  mutual fund portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

The information we may advertise  regarding the Fixed  Allocations  may include the then current  interest rates we are crediting to new Fixed  Allocations.  Information  on  current  rates  will be as of the date  specified  in such  advertisement.  Rates  will be included in  advertisements  to the extent  permitted by law. Given that the actual rates  applicable to any Fixed Allocation are as of the date of any such Fixed  Allocation's  Guarantee  Period begins,  the rate credited to a Fixed  Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute may also compare the  performance of our  Sub-accounts  with: (a) certain  unmanaged  market  indices, including but not limited to the Dow Jones Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson Lehman Bond
Index,  the Frank Russell  non-U.S.  Universal Mean, the Morgan Stanley  Capital  International  Index of Europe,  Asia and Far East
Funds, and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment  companies with investment objectives  similar to the mutual fund or portfolio  underlying the  Sub-accounts  being compared.  This may include the performance ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune, Money, Barron's,
Business Week, USA Today and  statistical  services,  including but not limited to Lipper  Analytical  Services Mutual Funds Survey,
Lipper Annuity and Closed End Survey,  the Variable  Annuity Research Data Survey,  SEI, the Morningstar  Mutual Fund Sourcebook and
the Morningstar Variable Annuity/Life Sourcebook.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such rankings may help you in evaluating  our ability to meet our  obligations in relation to Fixed  Allocations,  pay minimum death benefits,  pay annuity  payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of
Separate Account B.

AVAILABLE INFORMATION
A Statement of  Additional  Information  is available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference  Section,  450 Fifth Street N.W.,  Washington,  D.C., 20549. You may inspect and copy those  registration statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above  address,  Room 1024,  and at the SEC's
Regional  Offices,  7 World Trade Center,  New York, NY, and the Everett  McKinley  Dirksen  Building,  219 South  Dearborn  Street,
Chicago,  IL. These  documents,  as well as documents  incorporated  by reference,  may also be obtained  through the SEC's Internet
Website  (http://www.sec.gov)  for this registration  statement as well as for other registrants that file  electronically  with the
SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the extent and only to the extent that any statement in a document  incorporated  by reference  into this  Prospectus is modified or  superseded  by a statement in this  Prospectus  or in a  later-filed  document,  such  statement is hereby deemed so modified or superseded and not part of this  Prospectus.  The Annual Report on Form 10-K for the year ended December 31, 2000  previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents  incorporated  by reference in this  Prospectus,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling our Customer  Service Team at  1-800-752-6342  or our automated  telephone  access and response  system  (STARS) at
       1-800-766-4530
|X|      writing to us at American Skandia Life Assurance  Corporation,  Attention:  Customer  Service,  P.O. Box 7038,  Bridgeport,
       Connecticut 06601-7038
|X|      sending an email to customerservice@americanskandia.com or visiting our Internet Website at www.americanskandia.com
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com

You  can  obtain   account   information   through  our   automated   telephone   access  and   response   system   (STARS)  and  at
www.americanskandia.com,  our Internet  Website.  Our Customer Service  representatives  are also available during business hours to provide you with  information  about your  account.  You can request  certain  transactions  through our  telephone  voice  response system,  our  Internet  Website or through a customer  service  representative.  You can provide  authorization  for a third  party, including  your  attorney-in-fact  acting  pursuant  to a power of  attorney or a  financial  professional,  to access your  account information  and perform  certain  transactions  on your account.  You will need to complete a form provided by us which  identifies those  transactions  that you wish to authorize via telephonic and electronic  means and whether you wish to authorize a third party to perform any such  transactions.  We require that you or your  representative  provide  proper  identification  before  performing transactions  over the  telephone  or through our Internet  Website.  This may include a Personal  Identification  Number (PIN) that will be provided to you upon issue of your Annuity or you may  establish or change your PIN through our automated  telephone  access and response  system (STARS) and at  www.americanskandia.com,  our Internet  Website.  Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

Transactions  requested  via  telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims, loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic  means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your  Annuity  using  verification  methods  which may  include a request  for your  Social  Security  number,  PIN or other form of electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent  instructions if we did not follow such procedures.

American  Skandia does not guarantee access to telephonic and electronic  information or that we will be able to accept  transaction instructions  via the  telephone  or  electronic  means at all times.  American  Skandia  reserves  the right to limit,  restrict or terminate telephonic and electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as  indemnification  for  liabilities  arising under the Securities Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons  controlling the registrant pursuant to the foregoing  provisions,  the registrant has been informed that in the opinion of the SEC such  indemnification  is against  public policy as expressed in the  Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  neither we nor ASM were involved in any litigation  outside of the ordinary course of business, and know of no material claims.

EXECUTIVE OFFICERS AND DIRECTORS
Our executive officers,  directors and certain significant  employees,  their ages, positions with us and principal  occupations are indicated  below.  The  immediately  preceding  work  experience  is provided for officers  that have not been  employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation
---                                                           --------------------------                        --------------------

Patricia J. Abram                                             Senior Vice President                           Senior Vice President:
49                                                            and Director (since September, 2000)                 American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Abram joined us in 1998.  She  previously  held the  position of Senior Vice  President,  Chief  Marketing  Officer with Mutual
Service Corporation.  Ms. Abram was employed there since 1982.

Lori Allen                                                    Vice President                                         Vice President:
31                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Robert M. Arena                                               Vice President                                         Vice President:
32                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Gordon C. Boronow                                             Deputy Chief Executive Officer         Deputy Chief Executive Officer:
48                                                            and Director (since July, 1991)                  American Skandia Life
                                                                                                               Assurance Corporation

Robert W. Brinkman                                            Senior Vice President                           Senior Vice President:
36                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Malcolm M. Campbell                                           Director (since July, 1991)                 Director of Operations and
45                                                                                                     Chief Actuary, Assurance and
                                                                                                        Financial Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Carl Cavaliere                                                Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cavaliere joined us in 1998.  He previously held the position of Director of Operations with Aetna, Inc. since 1989.

Y.K. Chan                                                     Senior Vice President                            Senior Vice President
43                                                            and Director (since September, 2000)    and Chief Information Officer:
                                                                                                        American Skandia Information
                                                                                                 Services and Technology Corporation

Mr. Chan joined us in 1999. He  previously  held the position of Chief  Information  Officer with E.M.  Warburg  Pincus from January
1995 until April 1999 and the position of Vice President,  Client Server  Application  Development  with Scudder,  Stevens and Clark from January 1991 until January 1995.

Lucinda C. Ciccarello                                         Vice President                                         Vice President:
42                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Ciccarello  joined us in 1997.  She  previously  held the position of Assistant Vice President with Phoenix Duff & Phelps since
1984.

Lincoln R. Collins                                            Senior Vice President                           Senior Vice President:
40                                                            Director (since February, 1996)                  American Skandia Life
                                                                                                               Assurance Corporation

Tim Cronin                                                    Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cronin joined us in 1998.  He previously  held the position of  Manager/Client  Investor with Columbia  Circle  Investors  since
1995.

Harold Darak                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Darak joined us in 1999.  He  previously  held the position of  Consultant/Senior  Manager with Deloitte & Touche since 1998 and the positions of Second Vice President with The Guardian since 1996 and The Travelers from October, 1982 until December, 1995.

Wade A. Dokken                                                President and Chief Executive Officer                    President and
41                                                            and Chairman of the Board                     Chief Executive Officer:
                                                                                                              American Skandia, Inc.

Elaine C. Forsyth                                             Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Larisa Gromyko                                                Director, Insurance Compliance         Director, Insurance Compliance:
54                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Maureen Gulick                                                Director, Business Operations           Director, Business Operations:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ian Kennedy                                                   Senior Vice President                           Senior Vice President:
53                                                            and Director (since September, 2000)                  American Skandia
                                                                                                             Marketing, Incorporated

Mr. Ian Kennedy  joined us in 1998. He previously was  self-employed  since 1996 and held the position of Vice  President,  Customer
Service with SunLife of Canada from September, 1968 to August, 1995.

N. David Kuperstock                                           Vice President                                         Vice President:
49                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Robert K. Leach                                               Vice President and                                     Vice President,
46                                                            Chief Actuary                                           Chief Actuary:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Robert K. Leach joined us in 2000.  He  previously  was employed in the U.S.  Retirement  Products and Services  Division of Sun
Life of Canada and held the position of Vice President, Finance and Product.

Thomas M. Mazzaferro                                          Executive Vice President and              Executive Vice President and
48                                                            Chief Financial Officer,                      Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Gunnar J. Moberg                                              Director (since October, 1994)         Director - Marketing and Sales,
46                                                                                                          Assurances and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

David R. Monroe                                               Senior Vice President,                          Senior Vice President,
39                                                            Treasurer and                                            Treasurer and
                                                              Corporate Controller                             Corporate Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Michael A. Murray                                             Senior Vice President                           Senior Vice President:
32                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Polly Rae                                                     Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Rebecca Ray                                                   Vice President                                  Senior Vice President:
45                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Ms. Ray joined us in 1999.  She  previously  held the position of First Vice President  with  Prudential  Securities  since 1997 and
Vice President with Merrill Lynch since 1995.

Rodney D. Runestad                                            Vice President                                         Vice President:
51                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Hayward L. Sawyer                                             Senior Vice President                           Senior Vice President:
56                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Lisa Shambelan                                                Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Karen Stockla                                                 Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Stockla  joined us in 1998.  She  previously  held the position of Manager,  Application  Development  with Citizens  Utilities
Company since 1996 and HRIS Tech Support Representative with Yale New Haven Hospital since 1993.

William H. Strong                                             Vice President                                         Vice President:
57                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong joined us in 1997. He previously  held the position of Vice President with American  Financial  Systems from June 1994 to
October 1997 and the position of Actuary with Connecticut Mutual Life from June 1965 to June 1994.

Guy Sullivan                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Sullivan  joined us in 2000. He previously  held the positions of Managing  Director,  Wholesale  Distribution  with  Allmerica
Financial Services since 1999 and Managing Director and Member of the Executive Committee with Putnam Investments since 1995.

Leslie S. Sutherland                                          Vice President                                         Vice President:
47                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Amanda C. Sutyak                                              Vice President                                         Vice President:
43                                                            Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Christian W. Thwaites                                         Senior Vice President                           Senior Vice President:
43                                                            and Director (since September, 2000)                  American Skandia
                                                                                                             Marketing, Incorporated

Mary Toumpas                                                  Vice President                                      Vice President and
49                                                                                                              Compliance Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Toumpas joined us in 1997. She  previously  held the position of Assistant  Vice  President  with Chubb  Life/Chubb  Securities since 1973.

Bayard F. Tracy                                               Senior Vice President and                       Senior Vice President:
53                                                            Director (since September, 1994)                      American Skandia
                                                                                                             Marketing, Incorporated

Deborah G. Ullman                                             Senior Vice President                           Senior Vice President:
46                                                            and Director (since September, 2000)             American Skandia Life
                                                                                                               Assurance Corporation

Ms. Ullman joined us in 1998.  She previously held the position of Vice President with Aetna, Inc. since 1977.

Jeffrey M. Ulness                                             Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Kirk Wickman                                                  General Counsel                                       General Counsel:
44                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Wickman joined us in 2001. He previously  held the position of Senior Vice  President and General  Counsel with Aetna  Financial
Services since 1992.

Brett M. Winson                                               Senior Vice President and                       Senior Vice President:
45                                                            Director (since March 2000)                     American Skandia, Inc.

Mr. Winson joined us in 1998.  He previously held the position of Senior Vice President with Sakura Bank, Ltd. since 1990.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)

                                     APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

SELECTED FINANCIAL DATA

The following table summarizes information with respect to the operations of the Company:

(in thousands)                                                            For the Year Ended December 31,
                                                         2000           1999           1998            1997           1996
                                                         ----           ----           ----            ----           ----
STATEMENT OF OPERATIONS DATA
----------------------------

Revenues:
Annuity and life insurance charges and fees*         $424,578        $289,989         $186,211       $121,158        $69,780

Fee income
                                                     130,610           83,243           50,839         27,593         16,420
Net investment income
                                                      11,656           10,441           11,130          8,181          1,586
Premium income and other revenues
                                                       4,778            3,688            1,360          1,082            265
                                                       -----            -----            -----          -----            ---

Total revenues                                     $ 571,622        $ 387,361        $ 249,540       $ 158,014      $ 88,051
                                                      ======        =========          =======        =========    ============

Benefits and Expenses:
Annuity and life insurance benefits                   $  751            $ 612            $ 558        $  2,033        $  613

Change in annuity and life insurance                  45,018            3,078            1,053              37           635
   policy reserves

Cost of minimum death benefit reinsurance                  -            2,945            5,144           4,545         2,867

Return credited to contractowners
                                                       9,046           (1,639)          (8,930)         (2,018)          673
Underwriting, acquisition and other insurance
   expenses
                                                     335,213          206,350          167,790          90,496        49,887

Interest expense                                      85,998           69,502           41,004          24,895        10,791
                                                     ---------     ---------       ---------      ---------       ------------

Total benefits and expenses                        $ 476,026    $     280,848    $     206,619   $     119,988   $    65,466
                                                     ======        =============   =============  =============   ===========

Income tax expense (benefit)                       $  30,779    $      30,344    $       8,154   $      10,478   $    (4,038)
                                                     ========      ==============  ==========     ==============  =

Net income                                         $  64,817    $      76,169    $      34,767   $      27,548   $    26,623
                                                     ========      ========        ========       ==============  ===========

STATEMENT OF FINANCIAL CONDITION DATA
-------------------------------------

Total Assets                                         $31,702,705   $30,881,579     $18,848,273    $12,894,290     $8,268,696
                                                     ===========   ===========     ===========    ===========     ==========

Future fees payable to parent                        $   934,410   $   576,034     $   368,978    $   233,034     $   47,112
                                                     ======        =============   =============  =============   ============

Surplus Notes                                        $  159,000    $   179,000     $   193,000    $   213,000     $  213,000
                                                     ==========     =============   ==========      =============   ===========

Shareholder's Equity                                 $  496,911    $   359,434     $   250,417    $   184,421     $   126,345
                                                     ======        =============   ======         =============   ===========

*    On annuity and life insurance  sales of $8,216,167,  $6,862,968,  $4,159,662,  $3,697,990,  and $2,795,114  during the years ended December 31, 2000, 1999, 1998, 1997, and 1996,  respectively,  with contractowner  assets under management of $29,751,822,  $29,396,693,  $17,854,761,  $12,119,191, and $7,764,891 as of December 31, 2000, 1999, 1998, 1997 and
     1996, respectively.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's  Discussion  and Analysis of Financial  Condition  and Results of Operations  should be read in  conjunction with the consolidated financial statements and the notes thereto and Item 6, Selected Financial Data.

Management's  Discussion and Analysis of Financial Condition and Results of Operations  contains certain  forward-looking statements  pursuant to the Private  Securities  Litigation  Reform Act of 1995.  These  forward-looking  statements  are based on estimates and assumptions  that involve certain risks and  uncertainties,  therefore actual results could differ materially  due to factors not  currently  known.  These factors  include  significant  changes in financial  markets and other economic and business conditions, state and federal legislation and regulation, ownership and competition.

 Results of Operations
 ---------------------

 Annuity and life  insurance  sales  increased 20% in 2000 to  $8,216,167,000  as compared to 65% in 1999.  Overall sales growth in 2000 was driven by  significant  sales  volume in the first  quarter of 2000 due to the  strong  equity  market performance.  However,  the decline in the equity markets during the remainder of the year  negatively  impacted sales as the first quarter growth rate was not sustained.  The Company  continues to focus on increasing sales through  innovative product  development  activities,  the  recruitment  and retention of top producers,  high quality  customer  service and improvements in web-based technology.  All three major distribution channels achieved sales growth in 2000.

 Average assets under management totaled  $31,413,809,000 in 2000 and  $21,984,759,000 in 1999,  representing an increase of 43%. As a result of the growth in sales and average assets under  management,  annuity and life insurance  charges and fees  increased 46% in 2000 and 56% in 1999.  Fee income  generated  from transfer  agency-type  and  investment  support activities increased 57% in 2000 and 64% in 1999.

Net  investment  income  increased 12% in 2000  compared to 1999 and decreased 6% in 1999 compared to 1998.  The increase in 2000 is primarily due to a higher level of  investments,  partially  offset by $6,939,000 of  amortization of premiums paid on derivative  instruments.  The decrease in 1999 was primarily  the result of  $1,036,000  of  amortization  of the premium paid on a derivative  instrument  purchased  during 1999. See Note 2D to the  consolidated  financial  statements for information  related to derivative  instruments  used to hedge the guaranteed  minimum death benefit ("GMDB") reserve fluctuations.  Excluding the derivative  amortization,  net investment  income  increased 62% in 2000 and increased 3% in
1999 as a result of increased bond holdings that support the Company's risk-based capital objectives.

 Premium income  represents  premiums  earned on the sale of ancillary  contracts  such as immediate  annuities with life contingencies,  supplementary  contracts with life contingencies and certain life insurance products.  Increased sales of these  products led to an increase in premium  income in 2000.  The increase in 2000 and 1999 was primarily due to higher sales of  supplementary  contracts.  Management  expects  supplementary  contracts to grow over time with the maturing of core business lines.

Net  realized  investment  losses  totaled  $688,000 in 2000,  compared to gains of $578,000 in 1999 and $99,000 in 1998.
The  change  from  1999 to 2000 is  primarily  due to  realized  losses  on sales of  securities  in the  fixed  maturity portfolio.  These losses were  partially  offset by realized  gains on sales of fixed  maturities  and mutual funds.  The increase in realized gains in 1999 compared to 1998 is due to higher gains on sales of mutual fund investments.

 The change in annuity policy reserves  includes changes in reserves related to annuity contracts with mortality risks as well as the Company's GMDB liability.  In 2000,  equity markets  declined and the underlying  fund  performance was lower than the prior year. In contrast,  the equity markets and  underlying  fund  performance  were up  significantly  in 1999 compared to 1998.  The  combination  of these events  resulted in an increase in GMDB  reserves of  $39,866,000  in 2000.
This compares to an increase in GMDB reserves of $2,323,000 in 1999.

 In 1999,  the Company began to develop a program  utilizing  equity put options to manage the risks embedded in the GMDB in annuity contracts that would result from significant  declines in the equity markets.  Prior to the  implementation of the hedge strategies  utilizing equity put options,  the Company had reinsured  substantially  all of its exposure on the
GMDB  liability.  The  reinsurance  was  terminated  during the second  quarter of 1999 as the  reinsurer had exited this market.

 Return credited to contractowners  consists of revenues on the variable and market value adjusted annuities and variable life  insurance,  offset by the benefit  payments  and  changes in  reserves  required  on this  business.  Market  value adjusted  annuity  activity has the largest  impact on this benefit.  In 2000 and 1999, the Separate  Account  investment returns on the market  value  adjusted  annuities  were less than the expected  returns as  calculated  in the  reserves, contributing to the significant  increase in the return credited to contractholders  benefit.  In addition,  this benefit increased as a result of the  amortization  of unearned  Performance  Advantage  target value  credits,  which  increased
$6,826,000  in 2000 over  1999.  Other  significant  contributors  to the  change  from 1999 to 2000  include  guaranteed minimum death benefit  payments on variable  annuities which were driven up due to the market declines in 2000 as well as increased  costs  associated with processing of backdated  financial  transactions.  These increased costs were partially offset by a 2000 experience refund on certain reinsurance treaties in the amount of $4,339,000.

 Underwriting, acquisition and other insurance expenses for 2000, 1999 and 1998 were as follows:

                     (in thousands)                                  2000                 1999                1998
                                                                     ----                 ----                ----

   Commissions and purchase credits                              $ 393,494            $ 358,279           $ 201,008

   General operating expenses                                      252,206              214,269             141,586

   Acquisition costs deferred during the year                     (495,103)            (450,059)           (261,432)
   Acquisition costs amortized during the year                     184,616               83,861              86,628
                                                                   -------   -           ------   -          ------

   Net capitalization of deferred acquisition costs               (310,487)            (366,198)           (174,804)
                                                       -          ---------            ---------           ---------

   Underwriting, acquisition and other
        insurance expenses                                       $ 335,213            $ 206,350           $ 167,790
                                                                 =========            =========           =========

 Underwriting,  acquisition  and  other  insurance  expenses  increased  62%  and  23% in 2000  and  1999,  respectively.
 Increased  commissions  and  purchase  credits  reflect  the  increase  in sales  in both  2000  and  1999.  Significant investments  in new  product  development  and  internet-based  technology  contributed  to  general  operating  expense increases in both 2000 and 1999. The  amortization  of acquisition  costs  increased  substantially  in 2000 compared to
 1999 as the  associated  costs  from  record  sales in late  1999 and early  2000 were  recognized  in  accordance  with accounting principles generally accepted in the United States profit and expense recognition models.

 Interest expense increased  $16,496,000 in 2000 and $28,498,000 in 1999 as a result of additional  securitized financing transactions,  which  consist  of  the  transfer  of  rights  to  receive  future  fees  to the  Parent  ("securitization transactions").  In  addition,  the  Company  retired  surplus  notes on  December  10,  2000 and  December  31,  1999 of
$20,000,000  and  $14,000,000,  respectively.  Surplus  notes  outstanding  as of  December  31,  2000 and  1999  totaled
$159,000,000 and $179,000,000, respectively.

 The  effective  income  tax  rates  for the  years  ended  December  31,  2000,  1999 and 1998  were  32%,  28% and 19%, respectively.  The effective  rate is lower than the corporate  rate of 35% due to permanent  differences,  with the most significant item being the dividend  received  deduction.  Management  believes that based on the taxable income produced in the past two years,  as well as the continued  growth in annuity sales,  the Company will produce  sufficient  taxable income in future years to realize its deferred tax assets.

 The  Company  generated  net income  after tax of  $64,817,000,  $76,169,000  and  $34,767,000  in 2000,  1999 and 1998,
respectively.  Revenue  increases in 2000 were more than offset by higher  benefits and expenses  driven  primarily  from the  increase  in the  reserve  requirement  related  to the GMDB as a  result  of the  decline  in the  equity  markets.
Investments  in new product  development  and  technology  also  contributed  to the increase in expenses.  These factors resulted in the 15% decline in net income.  Net income  increased  119% in 1999 due to strong sales growth and  favorable market  conditions  which led to higher  asset-based  revenue.  The Company  considers  Mexico an emerging market and has invested in the Skandia Vida  operations with the expectation of generating  profits from long-term  savings  products in future years.  As such,  Skandia Vida has generated net losses of  $2,540,000,  $2,523,000  and  $2,514,000 for the years ended December 31, 2000, 1999 and 1998,  respectively.  The Company  expects to transfer  ownership of Skandia Vida to an upstream affiliate during 2001.

 On March 22, 2001, the Company announced that it will begin an aggressive  operating expense reduction program to better align its operating  infrastructure  with the current  investment  environment.  The planned moves include a reduction of approximately  150 positions,  representing  13% of the Company's  workforce,  reductions in the compensation and benefit programs and the curtailment of certain discretionary expenses.

 Total assets grew 3% in 2000  partially as a result of the modest  increase in separate  account  assets  reflecting the impact of strong  sales  which  were  almost  entirely  offset by the  decline  in  equity  markets.  Increased  deferred acquisition  costs also  contributed  to the  increase  in  assets.  Liabilities  grew 2% in 2000 due to higher  reserves required to support the increase in annuity and life insurance  business,  and increased  financing  activity  related to the transfer of rights to receive future fees and charges.

 Liquidity and Capital Resources
 -------------------------------

 The Company's liquidity requirement was met by cash from insurance operations,  investment  activities,  borrowings from
 ASI and the securitization transactions with ASI.

 The majority of the operating  cash outflow  resulted from the sale of variable  annuity and variable life products that carry a  contingent  deferred  sales  charge.  This type of product  causes a  temporary  cash strain in that 100% of the proceeds are invested in separate  accounts  supporting the product leaving a cash (but not capital) strain caused by the acquisition  cost for the new business.  This cash strain  required the Company to look beyond the cash made available by insurance  operations and  investments of the Company to financing in the form of surplus notes,  capital  contributions, securitization transactions and modified coinsurance reinsurance arrangements:

o        During 2000 and 1999, the Company  received  $69,000,000 and  $34,800,000,  respectively,  from ASI to support the capital  needs and  anticipated  growth in business  of its U.S.  operations.  In  addition,  the  Company  received
     $2,450,000 and $1,690,000 from ASI in 2000 and 1999, respectively, to support its investment in Skandia Vida.

o        Funds received from new  securitization  transactions  amounted to $476,288,000  in 2000 and  $265,710,000 in 1999
     (see Note 8 to the consolidated financial statements).

o        During  2000 and 1999,  the  Company  extended  its  reinsurance  agreements.  The Company  also  entered  into an agreement with SICL in 2000. The reinsurance  agreements are modified  coinsurance  arrangements where the reinsurer shares in the experience of a specific book of business.

 The  Company  expects  the  continued  use of  reinsurance  and  securitization  transactions  to fund the  cash  strain anticipated from the acquisition costs on the coming years' sales volume.

 As of December  31, 2000 and 1999,  shareholder's  equity  totaled  $496,911,000  and  $359,434,000,  respectively.  The increases  were  driven  by the  previously  mentioned  capital  contributions  received  from  ASI and net  income  from operations.

 The Company has long-term surplus notes and short-term borrowings with ASI.  No dividends have been paid to ASI.

 The  National  Association  of Insurance  Commissioners  ("NAIC")  requires  insurance  companies to report  information regarding  minimum  Risk  Based  Capital  ("RBC")  requirements.  These  requirements  are  intended  to allow  insurance regulators  to  identify  companies  that may need  regulatory  attention.  The RBC model  law  requires  that  insurance companies  apply various  factors to asset,  premium and reserve  items,  all of which have inherent  risks.  The formula includes  components  for asset risk,  insurance  risk,  interest rate risk and business  risk.  The Company has complied with the NAIC's RBC reporting requirements and has total adjusted capital well above required capital.

 Effects of Inflation
 --------------------

The rate of inflation has not had a significant effect on the Company's financial statements.

Outlook
-------

The Company  believes that it is well  positioned  to retain and enhance its position as a leading  provider of financial products for long-term  savings and  retirement  purposes as well as to address the economic  impact of premature  death, estate and business  planning  concerns and supplemental  retirement  needs.  The Company  continues to focus on offering innovative  long-term  savings and income products and providing  superior customer service in order to gain market share and improve profitability in an increasingly competitive market.

The  Gramm-Leach-Bliley  Act of 1999  (the  Financial  Services  Modernization  Act)  permits  affiliation  among  banks,
securities  firms  and  insurance   companies.   This  legislative   change  has  created   opportunities  for  continued
consolidation  in the financial  services  industry and increased  competition as large  companies  offer a wide array of financial products and services.

Various  other  legislative  initiatives  could impact the Company such as pension  reform,  capital gains and estate tax changes,  privacy  standards and internet  regulation.  Pension  reform may change  current tax deferral  rules and allow increased  contributions to retirement plans,  which may lead to higher  investments in tax-deferred  products and create growth  opportunities  for the  Company.  A  capital  gains tax  reduction  may cause  tax-deferred  products  to be less attractive to consumers,  which could adversely  impact the Company.  New privacy  standards and internet  regulation may impact the Company's  strategic  initiatives  especially  related to potential  partnerships  with  web-based  technology providers.

 QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The  Company  is  subject  to  potential  fluctuations  in  earnings  and the fair  value of  certain  of its  assets and liabilities,  as well as  variations in expected cash flows due to changes in market  interest  rates and equity  prices.
The  following  discussion  focuses on specific  exposures  the Company  has to interest  rate and equity  price risk and describes  strategies used to manage these risks.  The discussion is limited to financial  instruments  subject to market risks and is not intended to be a complete discussion of all of the risks to which the Company is exposed.

 Interest Rate Risk
 ------------------

 Fluctuations in interest rates can potentially  impact the Company's  profitability  and cash flows. The Company has 97%
of assets held under  management that are in  non-guaranteed  Separate  Accounts for which the Company's  exposure is not significant  as the  contractowner  assumes  substantially  all the investment  risk. On the remaining 3% of assets,  the interest  rate risk from  contracts  that carry  interest rate exposure is managed  through an  asset/liability  matching program which takes into account the risk variables of the insurance liabilities supported by the assets.

 At December 31, 2000, the Company held fixed maturity  investments in its general  account that are sensitive to changes in interest  rates.  These  securities  are held in support of the Company's  fixed  immediate  annuities,  supplementary contracts,  the fixed  components of variable life insurance  contracts,  and in support of the Company's target solvency capital.  The Company has a conservative  investment  philosophy  with regard to these  investments.  All investments are investment grade corporate securities, government agency or U.S. government securities.

 The Company's  deferred  annuity  products  offer a fixed option which  subjects the Company to interest rate risk.  The fixed option  guarantees a fixed rate of interest for a period of time selected by the  contractowner.  Guarantee  period options  available range from one to ten years.  Withdrawal of funds before the end of the guarantee  period subjects the contractowner  to a market  value  adjustment  ("MVA").  In the  event of rising  interest  rates,  which  make the fixed maturity  securities  underlying  the  guarantee  less  valuable,  the MVA could be  negative.  In the event of declining interest  rates,  which make the fixed maturity  securities  underlying  the guarantee  more  valuable,  the MVA could be positive.  The  resulting  increase or decrease in the value of the fixed option,  from  calculation  of the MVA,  should substantially  offset the  increase or decrease in the market  value of the  securities  underlying  the  guarantee.  The
Company  maintains  strict  asset/liability  matching  to enable this  offset.  However,  the Company  still takes on the default risk for the underlying  securities,  the interest rate risk of reinvestment of interest payments and the risk of failing to maintain the asset/liability matching program with respect to duration and convexity.

Liabilities  held in the  Company's  general  account and  guaranteed  separate  account as of December  31, 2000 totaled
$1,095,100,000.  Fixed income investments  supporting those liabilities had a fair value of  $1,098,500,000.  The Company performed a sensitivity  analysis on these  interest-sensitive  liabilities and assets at December 31, 2000. The analysis showed that an  immediate  decrease of 100 basis points in interest  rates would result in a net increase in  liabilities and the  corresponding  assets of  approximately  $37,300,000 and $41,500,000,  respectively.  An analysis of a 100 basis point  decline in interest  rates at December 31, 1999 showed a net increase in  interest-sensitive  liabilities  and the corresponding assets of approximately $10,200,000 and $24,800,000, respectively.

 Equity Market Exposure
 ----------------------

 The primary  equity market risk to the Company comes from the nature of the variable  annuity and variable life products sold by the Company.  Various fees and charges  earned are  substantially  derived as a percentage of the market value of assets  under  management.  In a market  decline,  this income  would be  reduced.  This could be further  compounded  by customer  withdrawals,  net of applicable  surrender charge  revenues,  partially offset by transfers to the fixed option discussed  above.  A 10% decline in the market value of the assets  under  management  at December  31,  2000,  sustained throughout  2001,  would result in an approximate  drop in related annual fee income of $54,000,000.  This result was not materially different than the result obtained from the analysis performed as of December 31, 1999.

 Another equity market risk exposure of the Company relates to the guaranteed minimum death benefit  liability.  Declines in equity markets and  correspondingly  the performance of the underlying mutual funds,  increases the guaranteed minimum death  benefit  liabilities.  As discussed in Note 2D of the  consolidated  financial  statements,  the Company  utilizes
derivative   instruments  to  hedge  against  the  risk  of  significant  decreases  in  equity  markets.  Prior  to  the implementation of this program the Company utilized reinsurance to transfer this risk.

 The  Company  has a small  portfolio  of equity  investments;  mutual  funds  which are held in  support  of a  deferred compensation  program.  In the event of a decline in market values of underlying  securities,  the value of the portfolio would decline,  however the accrued benefits payable under the related deferred  compensation  program would decline by a corresponding amount.

 Estimates of interest rate risk and equity price risk were obtained using computer  models that take into  consideration various  assumptions  about the future.  Given the  uncertainty  of future  interest  rate  movements,  volatility in the equity markets and consumer behavior, actual results may vary from those predicted by the Company's models.

                                       AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                               INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the  consolidated  statements of financial  condition of American  Skandia Life Assurance  Corporation (the
"Company" which is a wholly-owned  subsidiary of Skandia  Insurance Company Ltd.) as of December 31, 2000 and 1999, and the
related  consolidated  statements  of  operations,  shareholder's  equity and cash flows for the three  year  period  ended
December 31, 2000.  These  consolidated  financial  statements  are the  responsibility  of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance  with auditing  standards  generally  accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements.  An audit also includes  assessing the accounting  principles used and significant  estimates made by  management,  as well as  evaluating  the overall  financial  statement  presentation.  We believe  that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the consolidated financial  position of American  Skandia Life Assurance  Corporation  at December 31, 2000 and 1999,  and the  consolidated results of their  operations  and their cash flows for each of the three  years in the period  ended  December  31, 2000 in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young

February 2, 2001
Hartford, Connecticut

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                      Consolidated Statements of Financial Condition
                                                      (in thousands)

                                        See notes to consolidated financial statements.

                                                                             As of December 31,
                                                                          2000                        1999
                                                                     ---------------            ----------------
ASSETS
------

Investments:
  Fixed maturities - at fair value                                          285,708             $       198,165                                                                                $
  Fixed maturities - at amortized cost                                                                    3,360
                                                                                  -
  Equity securities - at fair value                                          20,402                      16,404
  Derivative instruments
                                                                              3,015                         189
  Policy loans                                                                3,746                       1,270
                                                                      --------------              --------------
                                                                      --------------              --------------

    Total investments                                                       312,871                     219,388

Cash and cash equivalents                                                    76,499                      89,212
Accrued investment income                                                     5,209                       4,054
Deferred acquisition costs                                                1,398,192                   1,087,705
Reinsurance receivable                                                        3,642                       4,062
Receivable from affiliates                                                    3,327
                                                                                                              -
Income tax receivable
                                                                             34,620                           -
Income tax receivable - deferred                                                                         51,726
                                                                                  -
State insurance licenses                                                      4,113                       4,263
Fixed assets                                                                 10,737                       3,305
Other assets                                                                 96,403                      36,698
Separate account assets                                                  29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total assets                                                       $   31,702,705             $    30,881,579
                                                                     ===============            ================
                                                                     ===============            ================

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------

Liabilities:
Reserves for future insurance policy and contract benefits                  135,545             $        73,292                                                                                $
Drafts outstanding                                                           63,758                      51,059
Accounts payable and accrued expenses                                       137,040                     158,590
Income tax payable                                                                                       24,268
                                                                                  -
Income tax payable - deferred
                                                                              8,949                           -
Payable to affiliates
                                                                                  -                      68,736
Future fees payable to parent                                               934,410
                                                                                                        576,034
Short-term borrowing                                                         10,000                      10,000
Surplus notes                                                               159,000                     179,000
Separate account liabilities                                             29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total liabilities                                                      31,205,794                  30,522,145
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
    issued and outstanding                                                    2,500                       2,500
Additional paid-in capital                                                  287,329                     215,879
Retained earnings                                                           205,979                     141,162
Accumulated other comprehensive income (loss)                                 1,103                       (107)
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total shareholder's equity                                              496,911                     359,434
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total liabilities and shareholder's equity                           31,702,705             $    30,881,579                                                                                $
                                                                     ===============            ================

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Operations
                                                      (in thousands)

                                        See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                   2000                  1999                 1998
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

REVENUES
--------

Annuity and life insurance charges and fees                  $                     $                    $
                                                                     424,578              289,989              186,211
Fee income                                                           130,610               83,243               50,839
Net investment income                                                 11,656               10,441               11,130
Premium income                                                         3,118                1,278                  874
Net realized capital (losses) gains                                    (688)                  578                   99
Other                                                                  2,348                1,832                  387
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total revenues                                                     571,622              387,361              249,540
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

EXPENSES
--------

Benefits:
  Annuity and life insurance benefits                                    751                  612                  558
  Change in annuity and life insurance policy reserves                45,018                3,078                1,053
  Cost of minimum death benefit reinsurance
                                                                           -                2,945                5,144
  Return credited to contractowners                                    9,046               (1,639)              (8,930)
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                      54,815                4,996              (2,175)

Expenses:
  Underwriting, acquisition and other insurance
    expenses                                                         335,213              206,350              167,790
  Interest expense                                                    85,998               69,502               41,004
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                     421,211              275,852              208,794
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total benefits and expenses                                        476,026              280,848              206,619
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

    Income from operations before income tax                          95,596              106,513               42,921

      Income tax expense
                                                                      30,779               30,344                8,154
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

        Net income                                           $                     $                    $
                                                                      64,817               76,169               34,767
                                                             ================      ===============      ===============
                                                             ================      ===============      ===============

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                      Consolidated Statements of Shareholder's Equity
                                                      (in thousands)

                                      See notes to consolidated financial statements.

                                                                   For the Year Ended December 31,
                                                               2000                 1999                  1998
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Common stock:
  Beginning balance                                      $                   $                     $
                                                                  2,500                 2,000                 2,000
  Increase in par value
                                                                      -                   500                     -
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  2,500                 2,500                 2,000
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Additional paid in capital:
  Beginning balance                                             215,879               179,889               151,527
  Transferred to common stock
                                                                      -                  (500)                    -
  Additional contributions                                       71,450                36,490                28,362
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              287,329               215,879               179,889
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Retained earnings:
  Beginning balance                                             141,162                64,993                30,226
  Net income                                                     64,817                76,169                34,767
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              205,979               141,162                64,993
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Accumulated other comprehensive income (loss):
  Beginning balance
                                                                  (107)                 3,535                   668
  Other comprehensive income (loss)
                                                                  1,210                (3,642)                2,867
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  1,103                 (107)                 3,535
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

      Total shareholder's equity                         $                   $                     $
                                                                496,911               359,434               250,417
                                                         ===============     =================     =================
                                                         ===============     =================     =================

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Cash Flow
                                                      (in thousands)

                                      See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                  2000               1999                1998
                                                             -------------      --------------      -------------

Cash flow from operating activities:
  Net income                                                 $                  $                   $
                                                                   64,817              76,169             34,767
  Adjustments to reconcile net income to net
    cash used in operating activities:
      Amortization and depreciation
                                                                    7,565               1,495                251
      Deferred tax expense
                                                                   60,023             (10,903)           (14,242)
      Change in unrealized losses on derivatives
                                                                  (2,935)               3,749                  -
      Increase in policy reserves
                                                                   50,892               4,367              1,130
      (Decrease) increase in payable to affiliates
                                                                 (72,063)              69,897                166
      Change in income tax payable/receivable
                                                                 (58,888)              17,611              7,704
      Increase in other assets
                                                                 (59,987)             (32,954)            (1,173)
      Increase in accrued investment income
                                                                  (1,155)             (1,174)              (438)
      Decrease in reinsurance receivable
                                                                      420                 129              2,152
      Net increase in deferred acquisition costs
                                                                (310,487)            (366,198)          (174,804)
      (Decrease) increase in accounts payable and accrued
expenses                                                         (21,550)              66,763             20,637
      Increase in drafts outstanding
                                                                   12,699              22,118              9,663
      Change in foreign currency translation, net
                                                                    (101)                 701                (22)
      Net realized capital gain on expiration of derivatives
                                                                    (500)                   -                  -
      Net realized capital losses (gains)
                                                                      688               (578)                (99)
                                                             -------------      --------------      -------------

        Net cash used in operating activities                    (330,562)          (148,808)           (114,308)

                                                             -------------      --------------      -------------

Cash flow from investing activites:
      Purchase of fixed maturity investments
                                                                (380,737)            (99,250)            (31,828)
      Proceeds from sale and maturity of fixed
        maturity investments
                                                                  303,736              36,226              4,049
      Purchase of derivatives
                                                                  (6,722)             (4,974)                  -
      Purchase of shares in mutual funds
                                                                 (18,136)            (17,703)             (7,158)
      Proceeds from sale of shares in mutual funds
                                                                   8,345              14,657               6,086
      Purchase of fixed assets
                                                                  (7,348)             (3,178)                (18)
      Increase in policy loans
                                                                  (2,476)               (701)                118
                                                             -------------      --------------      -------------

        Net cash used in investing activities
                                                                (103,338)            (17,703)            (28,751)
                                                             -------------      --------------      -------------

Cash flow from financing activities:
      Capital contribution from parent
                                                                   51,450              22,490              8,362
      Increase in future fees payable to parent, net
                                                                  358,376             207,056            135,944
      Net deposits to (withdrawals from) contractowner
        accounts                                                   11,361               5,872            (5,696)
--------------------------------------------------------------------------      --------------      -------------

        Net cash provided by financing activities
                                                                  421,187             235,418            138,610
                                                             -------------      --------------      -------------

          Net (decrease) increase in cash and cash
            equivalents
                                                                 (12,713)              11,687            (4,449)
          Cash and cash equivalents at beginning of period
                                                                   89,212              77,525             81,974
                                                             -------------      --------------      -------------

            Cash and cash equivalents at end of period       $                  $                   $
                                                                   76,499              89,212             77,525
                                                             =============      ==============      =============

     Income taxes paid                                       $                  $                   $
                                                                   29,644              23,637             14,651
                                                             =============      ==============      =============

      Interest paid                                          $                  $                   $
                                                                   85,551              69,697             35,588
                                                             =============      ==============      =============

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements
                                                     December 31, 2000

1.       ORGANIZATION AND OPERATION

         American Skandia Life Assurance  Corporation (the "Company") is a wholly-owned  subsidiary of American  Skandia,
         Inc. ("ASI") whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The Company  develops  long-term  savings and retirement  products which are distributed  through its affiliated broker/dealer company,  American Skandia Marketing,  Incorporated ("ASM"). The Company currently issues variable and term life  insurance and variable,  fixed,  market value adjusted and immediate  annuities for  individuals, groups and qualified pension plans.

         The Company has 99.9%  ownership  in Skandia  Vida,  S.A. de C.V.  ("Skandia  Vida")  which is a life  insurance company  domiciled in Mexico.  Skandia Vida had total  shareholder's  equity of $4,402,000  and $4,592,000 as of
         December 31, 2000, and 1999,  respectively.  The Company considers Mexico an emerging market and has invested in the Skandia Vida  operations  with the  expectation  of generating  profits from long-term  savings  products in future years.  As such,  Skandia Vida has generated net losses of $2,540,000,  $2,523,000 and $2,514,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The  accompanying  consolidated  financial  statements have been prepared in conformity with accounting principles  generally accepted in the United States.  Intercompany  transactions and balances have been eliminated in consolidation.

                  Certain  reclassifications  have been made to prior  year  amounts  to conform  with the  current  year presentation.

         B.       New Accounting Standard
                  -----------------------

                  The FASB has issued  Statement of Financial  Accounting  Standards No. 133,  "Accounting for Derivative
                  Instruments and Hedging  Activities",  as amended by SFAS 137 and SFAS 138 (collectively,  "SFAS 133").
                  SFAS 133 is  effective  for all fiscal  quarters of all fiscal  years  beginning  after June 15,  2000;
                  accordingly,  the Company  adopted SFAS 133 on January 1, 2001. This statement  establishes  accounting and reporting standards for derivative  instruments,  including certain derivative instruments embedded in other contracts,  and for hedging  activities.  SFAS No. 133 requires that all derivative  financial instruments  be measured at fair value and recognized in the statement of condition as either assets or liabilities.  Changes in the fair value of the  derivative  financial  instruments  will be reported in either earnings or comprehensive  income,  depending on the use of the derivative and whether or not it qualifies for hedge accounting.

                  Special hedge accounting  treatment is permitted only if specific criteria are met,  including that the hedging  relationship  be highly  effective both at inception and on an ongoing  basis.  Accounting for hedges  varies based on the type of hedge - fair value or cash flow.  Results of  effective  hedges are recognized in current  earnings for fair value hedges and in other  comprehensive  income for cash flow hedges. Ineffective portions of hedges are recognized immediately in earnings.

                                       AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  The  derivative  instruments  held by the  Company in 2000 and 1999  consisted  of equity  put  options utilized to manage the market risk and reserve  fluctuations  associated  with the  guaranteed  minimum death benefit  ("GMDB").  The adoption of SFAS No. 133 did not have a material  effect on the Company's financial statements.

C.       Investments

                  The  Company  has   classified  its  fixed  maturity   investments   as  either   held-to-maturity   or
                  available-for-sale.  Investments  classified as  held-to-maturity  are investments that the Company has the ability and intent to hold to  maturity.  Such  investments  are carried at amortized  cost.  Those investments  which are  classified  as  available-for-sale  are  carried at fair  value and  changes in unrealized gains and losses are reported as a component of other comprehensive income.

                  The Company has classified its mutual fund investments held in support of a deferred  compensation plan
                  (see Note 13) as  available-for-sale.  Such  investments  are  carried  at fair  value and  changes  in unrealized gains and losses are reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized  gains and losses on disposal of  investments  are  determined by the specific  identification method and are included in revenues.

         D.       Derivative Instruments
                  ----------------------

                  The Company uses derivative  instruments  which consist of equity option  contracts for risk management purposes,  and not for trading or speculation.  The Company hedges the market value fluctuations of the
                  GMDB exposure  embedded in its policy  reserves.  Premiums paid on option  contracts are amortized into net investment  income over the terms of the contracts.  The options are carried at amortized cost plus
                  intrinsic   value,   if  any,  at  the  valuation  date.  An  option  has  intrinsic  value  if  it  is
                  "in-the-money."  For a put option to be  "in-the-money,"  the  exercise  price must be greater than the value of the  underlying  index.  Changes in intrinsic  value are recorded as a component of the change in annuity and life insurance policy reserves consistent with changes in the GMDB reserve.

E.       Cash Equivalents
         ----------------

                  The Company  considers all highly liquid time deposits,  commercial paper and money market mutual funds purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

F.       Fair Values of Financial Instruments
         ------------------------------------

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities  with  active  markets are based on quoted  market  prices.  For fixed maturities  that trade in less active  markets,  fair values are obtained from an  independent  pricing service.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Fair values of investments in mutual funds are based on quoted market prices.

                  The intrinsic  value portion of the derivative  instrument is determined  based on the current value of the underlying index.

                  The carrying value of cash and cash equivalents  (cost)  approximates  fair value due to the short-term nature of these investments.

                  The carrying  value of  short-term  borrowings  (cost)  approximates  fair value due to the  short-term nature of these liabilities.

                  Fair values of certain financial  instruments,  such as future fees payable to parent and surplus notes are not readily determinable and are excluded from fair value disclosure requirements.

         G.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and  reflected at the  purchase  price of
                  $6,000,000  less  accumulated  amortization.  The  cost  of  the  licenses  is  being  amortized  on  a straight-line basis over 40 years.

         H.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain costs  associated  with internal use software in accordance  with the
                  American  Institute  of  Certified  Public  Accountants   Statement  of  Position  98-1  ("SOP  98-1"),
                  "Accounting  for the Costs of Software  Developed  or Obtained for  Internal  Use.  The SOP,  which was adopted  prospectively as of January 1, 1999,  requires the capitalization of certain costs incurred in connection with developing or obtaining  internal use software.  Prior to the adoption of SOP 98-1, the
                  Company  expensed  all  internal use software  related  costs as incurred.  Details of the  capitalized software  costs,  which are  included in fixed  assets,  and related  amortization  for the years ended
                  December 31, are as follows:

                  (in thousands)                                              2000              1999
                                                                              ----              ----

                  Balance at beginning of year                               $2,920             $  -
                                                                             ------             ----

                  Software costs capitalized during the year                  4,804            3,035

                  Software costs amortized during the year                     (512)            (115)
                                                                               -----            -----

                                                                              4,292             2,920
                                                                              -----             -----

                  Balance at end of year                                     $7,212            $2,920
                                                                             ======            ======

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

         2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Income Taxes
                  ------------

                  The Company is included in the  consolidated  federal  income tax return and combined  state income tax return of an  upstream  company,  Skandia  AFS  Development  Holding  Corporation  and  certain  of its subsidiaries.  In  accordance  with the tax  sharing  agreement,  the  federal  and  state  income  tax provisions  are  computed on a separate  return basis as adjusted  for  consolidated  items such as net operating loss carryforwards.

                  Deferred  income  taxes  reflect  the net tax effects of  temporary  differences  between the  carrying amounts of assets and liabilities for financial  reporting purposes and the amounts used for income tax purposes.

         J.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges against  contractowner  account values  for  mortality  and  expense  risks,  administration  fees,  surrender  charges  and an  annual maintenance fee per contract.  Benefit  reserves for variable annuity  contracts  represent the account value of the contracts and are included in the separate account liabilities.

                  Revenues for variable  immediate  annuity  contracts  with and without  life  contingencies  consist of certain  charges  against  contractowner  account  values  including  mortality  and expense  risks and administration  fees. Benefit reserves for variable  immediate annuity contracts  represent the account value of the contracts and are included in the separate account liabilities.

                  Revenues for market value  adjusted  fixed annuity  contracts  consist of separate  account  investment income  reduced by benefit  payments and changes in reserves in support of  contractowner  obligations, all of which are included in return credited to  contractowners.  Benefit  reserves for these contracts represent  the account  value of the  contracts,  and are included in the general  account  reserve for future contractowner benefits to the extent in excess of the separate account assets.

                  Revenues for immediate annuity contracts without life  contingencies  consist of net investment income.
                  Revenues for immediate  annuity  contracts with life  contingencies  consist of single premium payments recognized as annuity  considerations when received.  Benefit reserves for these contracts are based on the Society of Actuaries  1983 Table-a with  assumed  interest  rates that vary by issue year.  Assumed interest rates ranged from 6.25% to 8.25% at December 31, 2000 and 1999.

                  Revenues for variable life insurance contracts consist of charges against  contractowner account values for mortality and expense risk fees,  cost of insurance  fees,  taxes and  surrender  charges.  Certain contracts  also include  charges  against  premium to pay state  premium  taxes.  Benefit  reserves for variable life insurance  contracts represent the account value of the contracts and are included in the separate account liabilities.

                                       AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         K.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are  primarily  related to the  production of new  business,  are being  deferred,  net of  reinsurance.  These costs include  commissions,  costs of contract  issuance,  and certain  selling  expenses  that vary with  production.  These costs are being amortized  generally in proportion to expected gross profits from surrender  charges,  policy and asset based fees and  mortality  and expense  margins.  This  amortization  is adjusted  retrospectively  and prospectively  when  estimates  of current  and future  gross  profits to be  realized  from a group of products are revised.

                  Details of the deferred  acquisition  costs and related  amortization  for the years ended December 31, are as follows:

                          (in thousands)                                  2000             1999              1998
                                                                          ----             ----              ----

                  Balance at beginning of year                          $1,087,705       $721,507          $546,703
                                                                        ----------       --------          --------

                  Acquisition costs deferred during the year               495,103        450,059           261,432

                  Acquisition costs amortized during the year             (184,616)       (83,861)          (86,628)
                                                                          ---------      ------------       ---------

                                                                           310,487        366,198           174,804
                                                                     ----  -------        -------          --------

                  Balance at end of year                                $1,398,192     $1,087,705          $721,507
                                                                        ==========        ==========       ========

         L.       Reinsurance
                  -----------

                  The  Company  cedes   reinsurance   under  modified   co-insurance   arrangements.   These  reinsurance
                  arrangements  provide  additional  capacity  for growth in  supporting  the cash flow  strain  from the
                  Company's  variable  annuity and variable life insurance  business.  The  reinsurance is effected under quota share contracts.

                           The Company reinsured its exposure to market  fluctuations  associated with its GMDB liability in the first half of 1999 and in 1998.  Under this  reinsurance  agreement,  the Company ceded premiums of $2,945,000 and  $5,144,000;  received claim  reimbursements  of $242,000 and $9,000;  and,  recorded increases/(decreases) in reserves of ($2,763,000) and $323,000 in 1999 and 1998, respectively.

At December 31, 2000 and 1999, in accordance with the provisions of modified coinsurance agreements, the Company accrued $4,339,000 and $41,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         M.       Translation of Foreign Currency
                  -------------------------------

                  The financial  position and results of operations of Skandia Vida are measured  using local currency as the functional  currency.  Assets and liabilities are translated at the exchange rate in effect at each year-end.  Statements of income and  shareholder's  equity  accounts are translated at the average rate prevailing during the year.  Translation  adjustments  arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         N.       Separate Accounts
                  -----------------

                  Assets and  liabilities  in Separate  Accounts  are included as separate  captions in the  consolidated statements of financial  condition.  Separate  Account assets  consist  principally of long term bonds, investments  in mutual funds,  short-term  securities and cash and cash  equivalents,  all of which are carried at fair value.  The  investments  are managed  predominately  through the Company's  investment advisory  affiliate,  American Skandia  Investment  Services,  Inc.  ("ASISI"),  utilizing various fund managers as sub-advisors.  The remaining  investments are managed by independent  investment firms. The contractowner  has the option of directing  funds to a wide  variety of mutual  funds.  The  investment risk on the  variable  portion of a  contract  is borne by the  contractowner.  A fixed  option  with a minimum  guaranteed  interest rate is also  available.  The Company is responsible  for the credit risk associated with these investments.

                  Included in Separate Account  liabilities are reserves of  $1,059,987,000  and $896,205,000 at December
                  31,  2000 and 1999,  respectively,  relating  to  annuity  contracts  for which  the  contractowner  is guaranteed a fixed rate of return.  Separate  Account  assets of  $1,059,987,000  and  $896,205,000  at
                  December  31,  2000 and 1999,  respectively,  consisting  of long term  bonds,  short-term  securities, transfers  due from the  general  account  and cash and cash  equivalents  are held in support of these annuity contracts, pursuant to state regulation.

         O.       Estimates
                  ---------

                  The preparation of financial statements in conformity with accounting  principles generally accepted in the United States  requires that  management  make estimates and  assumptions  that affect the reported amount of assets and  liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting period.  The more significant  estimates and assumptions are related to deferred  acquisition  costs and involve policy lapses,  investment  return and  maintenance expenses.  Actual results could differ from those estimates.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

                           (in thousands)                                            2000          1999        1998
                                                                                     ----          ----        ----

         Net income                                                                 $64,817       $76,169    $34,767
         Other comprehensive income:
            Unrealized investment (losses) gains on
                available for sale securities                                        (1,681)       (3,438)     2,801
            Reclassification adjustment for realized losses (gains)
                included in investment income                                         2,957          (660)        88
                                                                                   ---------  -----   ----- ----------
            Net unrealized gains (losses) on securities                               1,276        (4,098)     2,889

            Foreign currency translation                                                (66)          456        (22)
                                                                                    -------     ---------- -----------

         Other comprehensive income (loss)                                             1,210       (3,642)     2,867
                                                                                   ---------       -------    ------

         Comprehensive income                                                        $66,027      $72,527    $37,634
                                                                                    =======       =======     =======

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

                     (in thousands)                                                    2000          1999
                                                                                       ----          ----

        Unrealized investment gains (losses)                                          $1,021         ($255)
        Foreign currency translation                                                      82           148
                                                                                      ------         ------

        Accumulated other comprehensive income (loss)                                 $1,103         ($107)
                                                                                      ======         ======

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS

         The  amortized  cost,  gross  unrealized  gains/losses  and  estimated  fair  value  of  available-for-sale  and held-to-maturity  fixed  maturities  and  investments in mutual funds as of December 31, 2000 and 1999 are shown below.  All securities held at December 31, 2000 and 1999 were publicly traded.

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                       (in thousands)                                     Available-for-Sale
                                                                          ------------------

                                                                           Gross              Gross
                                                        Amortized        Unrealized        Unrealized         Fair
                                                           Cost            Gains             Losses          Value
                                                           ----            -----             ------          -----

         U.S. Government obligations                       $206,041        $4,445             $ (11)        $210,475

         Foreign government obligations                       2,791           195                 -            2,986

         Obligations of state and political
            subdivisions                                        253             1                 -              254

         Corporate securities                                72,237         1,565            (1,809)          71,993
                                                             ------         -----            -------          ------

             Totals                                        $281,322        $6,206           $(1,820)        $285,708
                                                           ========        ======           ========        ========

         The amortized cost and fair value of fixed maturities,  by contractual  maturity, at December 31, 2000 are shown below.

                       (in thousands)                        Available-for-Sale
                                                             ------------------

                                                          Amortized           Fair
                                                            Cost             Value
                                                            ----             -----

         Due in one year or less                              $ 7,005           $ 7,018

         Due after one through five years                     157,111           158,344

         Due after five through ten years                     107,729           110,469

         Due after ten years                                    9,477             9,877
                                                             --------          ---------

            Total                                            $281,322          $285,708
                                                             ========          ========

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS  (continued)

         Investments in fixed maturities as of December 31, 1999 consisted of the following:

                        (in thousands)                                            Available-for-Sale
                                                                                  ------------------

                                                                            Gross             Gross
                                                          Amortized       Unrealized       Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         U.S. Government obligations                      $ 81,183             $ -           $(678)          $ 80,505

         Obligations of state and political
            subdivisions                                       253               -              (3)               250

         Corporate securities                              121,859               -          (4,449)           117,410
                                                           -------                          -------           -------

             Totals                                       $203,295             $ -         $(5,130)          $198,165
                                                          ========             ===         ========          ========

                        (in thousands)                                            Held-to-Maturity
                                                                                  ----------------

                                                                            Gross             Gross
                                                          Amortized       Unrealized       Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         U.S. Government obligations                       $1,105             $ -              $ (1)         $1,104

         Corporate securities                               2,255               -               (15)          2,240
                                                           -------             --               ----         ------

             Totals                                        $3,360             $ -              $(16)         $3,344
                                                           ======             ===              =====         ======

         Proceeds  from  sales of fixed  maturities  during  2000,  1999 and 1998  were  $302,632,000,  $32,196,000,  and
         $999,000,  respectively.  Proceeds from maturities during 2000, 1999 and 1998 were $1,104,000,  $4,030,000,  and
         $3,050,000, respectively.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

        The cost, gross unrealized gains/losses and fair value of investments in mutual funds at December 31, 2000 and 1999 are shown below:

                    (in thousands)                                          Gross             Gross
                                                                         Unrealized        Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         2000                                             $23,218           $ 372           $(3,188)           $20,402
                                                          =======           =====           ========           =======

         1999                                             $11,667          $4,763            $ (26)            $16,404
                                                          =======          ======            ======            =======

         Net realized investment gains (losses) were as follows for the years ended December 31:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities:
           Gross gains                                                      $1,002            $ 253            $ -
           Gross losses                                                     (3,450)            (228)              (1)
         Investment in mutual funds:
           Gross gains                                                       1,913              990              281
           Gross losses                                                       (153)            (437)            (181)
                                                                          ---  -----     --    -----            -----

         Totals                                                             $ (688)           $ 578             $ 99
                                                                            =======           =====            ====

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities                                                  $13,502           $ 9,461         $ 8,534
         Cash and cash equivalents                                            5,154            2,159           1,717
         Investment in mutual funds                                              99               32           1,013
         Policy loans                                                            97               31              45
         Derivative instruments                                              (6,939)          (1,036)              -
                                                                             -------          -------

         Total investment income                                             11,913           10,647          11,309

         Investment expenses                                                    257              206             179
                                                                             ------           ------          ------

         Net investment income                                              $11,656          $10,441         $11,130
                                                                           =======           =======         =======

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

                       (in thousands)                                            2000             1999        1998
                                                                                 ----             ----        ----

         Current tax (benefit) expense                                         ($29,244)         $41,248      $22,384

         Deferred tax expense (benefit)                                          60,023          (10,904)     (14,230)
                                                                                -------         --------     -------

         Total income tax expense                                               $30,779          $30,344       $8,154
                                                                                 =======         =======       ======

         The tax effects of significant  items comprising the Company's  deferred tax balance as of December 31, 2000 and
         1999 are as follows:

                      (in thousands)                                                     2000                 1999
                                                                                         ----                 ----

         Deferred tax liabilities:
             Deferred acquisition costs                                              ($411,417)             ($321,873)
             Payable to reinsurers                                                     (29,985)               (26,733)
             Future contractowner benefits                                             (11,526)
                                                                                                           -
             Internal use software                                                      (2,524)
                                                                                                               (1,022)
             Policy fees                                                                (1,551)                (1,146)
             Net unrealized gains                                                         (550)
                                                                                                           -
             Foreign exchange translation                                                  (45)                   (80)
                                                                    ---------              ----  ---------        ----

             Total                                                                    (457,598)              (350,854)
                                                                                      ---------              ---------

         Deferred tax assets:
             Net separate account liabilities
                                                                                       421,662                333,521
             Future contractowner benefits
                                                                                             -                  3,925
             Other reserve differences
                                                                                         2,675                 39,645
             Deferred compensation
                                                                                        17,869                 18,844
             Surplus notes interest
                                                                                         5,536                  5,030
             Net unrealized losses
                                                                                             -                    137
             Other
                                                                                           907                  1,478
                                                                    --------               ---                  -----

             Total
                                                                                           -
                                                                                       448,649                402,580
                                                                                       -------                -------

             Income tax (payable) receivable - deferred                            ($   8,949)                $51,726
                                                                                    ===========               =======

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense was different from the amount computed by applying the federal  statutory tax rate of 35%
         to pre-tax income from continuing operations as follows:

                    (in thousands)                                                2000           1999           1998
                                                                                  ----           ----           ----

         Income (loss) before taxes
            Domestic                                                             $98,136      $109,036       $45,435
            Foreign                                                               (2,540)       (2,523)       (2,514)
                                                                                  -------    --- -------      -------
            Total                                                                 95,596       106,513        42,921

            Income tax rate                                                          35%            35%           35%
                                                                                -------         ------       --------

         Tax expense at federal statutory income tax rate                         33,459         37,280        15,022

         Tax effect of:
            Dividend received deduction                                           (7,350)        (9,572)       (9,085)
            Losses of foreign subsidiary                                             889            883           880

            Meals and entertainment                                                  841            664           487

            State income taxes                                                      (524)         1,071           673
            Other                                                                  3,464             18           177
                                                                                 --------     ----------     ---------

         Income tax expense                                                     $ 30,779       $ 30,344       $ 8,154
                                                                                ========       ========       =======

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain  operating  costs  (including  personnel,  rental of office space,  furniture,  and equipment) have been charged to the Company at cost by American Skandia Information  Services and Technology  Corporation  ("ASIST"),
         an affiliated  company.  The Company has also charged  operating  costs to ASISI.  The total cost to the Company for these items was  $13,974,000,  $11,136,000,  and $7,722,000 for the years ended December 31, 2000,  1999 and
         1998,  respectively.  Income received for these items was  $11,186,000,  $3,919,000 and $1,355,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution related costs associated with the sales of business  through an  investment  firm where ASM serves as an  introducing  broker  dealer.  Under this agreement,  the expenses  reimbursed  were  $5,842,000  and $1,441,000 for the years ended December 31, 2000 and
         1999. As of December 31, 2000 and 1999,  amounts  receivable  under this  agreement  were $492,000 and $245,000, respectively.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to receive  future  fees and contract  charges  expected  to be  realized  on variable  portions  of  designated  blocks of deferred  annuity contracts.

         The proceeds from the transfers  have been  recorded as a liability and are being  amortized  over the remaining surrender  charge period of the designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection with these transactions,  ASI issued collateralized notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the  Purchase  Agreements,  the rights  transferred  provide for ASI to receive a  percentage
         (60%, 80% or 100% depending on the underlying  commission  option) of future  mortality and expense  charges and contingent  deferred  sales charges,  after  reinsurance,  expected to be realized over the remaining  surrender charge period of the designated contracts (6 to 8 years).

         Payments  representing  fees and charges in the aggregate amount of  $219,454,000,  $131,420,000 and $69,226,000 were made by the Company to the Parent for the years  ended  December  31,  2000,  1999 and 1998,  respectively.
         Related  interest  expense of  $70,667,000,  $52,840,000  and  $22,978,000 has been included in the statement of income for the years ended December 31, 2000, 1999 and 1998, respectively.

         The Commissioner of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner has the ability to stop the payments due to the Parent under the  Purchase  Agreement  subject to certain  terms and conditions.

         The present values of the transactions as of the respective effective date were as follows:

                              Closing      Effective          Contract Issue         Discount       Present
           Transaction         Date           Date                Period               Rate          Value
           -----------         ----           ----                ------               ----          -----

             1996-1           12/16/96         9/1/96        1/1/94  -   6/30/96       7.5%           $50,221
             1997-1            7/23/97         6/1/97        3/1/96  -   4/30/97       7.5%            58,767
             1997-2           12/30/97        12/1/97        5/1/95  -  12/31/96       7.5%            77,552
             1997-3           12/30/97        12/1/97        5/1/96  -  10/31/97       7.5%            58,193
             1998-1            6/30/98         6/1/98        1/1/97  -   5/31/98       7.5%            61,180
             1998-2           11/10/98        10/1/98        5/1/97  -   8/31/98       7.0%            68,573
             1998-3           12/30/98        12/1/98        7/1/96  -  10/31/98       7.0%            40,128
             1999-1            6/23/99         6/1/99        4/1/94  -   4/30/99       7.5%           120,632
             1999-2           12/14/99        10/1/99       11/1/98  -   7/31/99       7.5%           145,078
             2000-1            3/22/00         2/1/00        8/1/99  -   1/31/00       7.5%           169,459
             2000-2            7/18/00         6/1/00        2/1/00  -   4/30/00       7.25%           92,399
             2000-3           12/28/00        12/1/00        5/1/00  -  10/31/00       7.25%          107,291
             2000-4           12/28/00        12/1/00        1/1/98  -  10/31/00       7.25%          107,139

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT (continued)

         Expected payments of future fees payable to ASI as of December 31, 2000 are as follows:

                                                     Year Ended
               (in thousands)                        December 31,                          Amount
                                                     ------------                          ------

                                                         2001                             $164,892
                                                         2002                              169,511
                                                         2003                              165,626
                                                         2004                              151,516
                                                         2005                              128,053
                                                             2006 and thereafter           154,812
                                                                                --         -------

                                                        Total                             $934,410
                                                                                          ========

9.       LEASES

         The Company  leases office space under a lease  agreement  established in 1989 with ASIST.  The Company  entered into a lease agreement for office space in Westminster,  Colorado,  effective January 1, 2001. Lease expense for
         2000, 1999 and 1998 was $6,593,000,  $5,003,000 and $3,588,000  respectively.  Future minimum lease payments per year and in aggregate as of December 31, 2000 are as follows:

                 (in thousands)          2001                              $6,487
                                         2002                               8,032
                                         2003                               8,098
                                         2004                               8,209
                                         2005                               8,756
                                         2006 and thereafter               51,922
                                                                       -----------

                                         Total                            $91,504
                                                                       ===========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company maintains cash, bonds and notes on deposit with various  states.  The carrying value of these deposits  amounted to $4,636,000 and $4,868,000 as of December 31, 2000,  and 1999,  respectively.  These deposits are required to be maintained for the protection of contractowners within the individual states.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory  basis  shareholder's  equity  was  $342,804,000  and  $286,385,000  at  December  31,  2000 and 1999,
         respectively.

         The statutory  basis net income for the year ended December 31, 2000 was  $11,550,000,  as compared to losses of
         $17,672,000 and $13,152,000 for the years ended December 31, 1999 and 1998, respectively.

         Under various state  insurance  laws, the maximum amount of dividends that can be paid to  shareholders  without prior approval of the state insurance  department is subject to restrictions  relating to statutory  surplus and net gain from operations.  At December 31, 2000, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of  Directors  authorized  the Company to increase  the par value of its capital stock from $80 per share to $100 per share in order to comply  with  minimum  capital  levels as required by the
         California  Department  of  Insurance.  This  transaction  resulted in a  corresponding  decrease in paid in and contributed surplus of $500,000 and had no effect on capital and surplus.

12.      STATUTORY ACCOUNTING PRACTICES

         The National  Association of Insurance  Commissioners  ("NAIC") revised the Accounting  Practices and Procedures
         Manual in a process  referred to as  Codification.  The State of  Connecticut  has adopted the provisions of the revised manual,  which is effective January 1, 2001. The revised manual has changed, to some extent,  prescribed statutory  accounting  practices and will result in changes to the accounting practices that the Company uses to prepare its  statutory-basis  financial  statements.  The  adoption of the revised  accounting  practices is not expected to have a material adverse effect on the Company's statutory-basis capital and surplus.

13.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially all employees are eligible.  Under this plan, the Company contributes 3% of salary for all  participating  employees and matches employee  contributions at a 50% level up to an additional  3% Company  contribution.  Company  contributions  to this plan on behalf of the  participants were $3,734,000, $3,164,000 and $2,115,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         The Company has a deferred  compensation  plan,  which is available to the internal  field  marketing  staff and certain officers.  Company contributions to this plan on behalf of the participants were $399,000,  $193,000 and
         $342,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         The Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to  executive  officers  and other  personnel.  The Company and  certain  affiliates  also have a profit sharing program which benefits all employees below the officer level.  These programs  consist of multiple plans with new plans  instituted  each year.  Generally,  participants  must  remain  employed  by the  Company or its affiliates at the time such units are payable in order to receive any payments  under the programs.  The accrued liability  representing  the value of these units was  $31,632,000  and  $42,619,000 as of December 31, 2000 and
         1999,  respectively.  Payments  under these programs were  $13,542,000,  $4,079,000 and $2,407,000 for the years ended December 31, 2000, 1999, and 1998, respectively.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                 (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

14.      REINSURANCE

         The effect of reinsurance for the years ended December 31, 2000, 1999 and 1998 is as follows:

         (in thousands)                                       2000
                                                              ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $477,802                      $45,784                      $13,607
        Ceded                             (53,224)                        (766)                      (4,561)
                                         --------                       ------                      -------
        Net                              $424,578                      $45,018                      $ 9,046
                                         ========                      =======                      =======

                                                           1999
                                                           ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $326,670                       $4,151                      ($1,382)
        Ceded                             (36,681)                      (1,073)                        (257)
                                         --------                      -------                        -----
        Net                              $289,989                       $3,078                      ($1,639)
                                         ========                       ======                      ========

                                                           1998
                                                           ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $215,425                       $ 691                       ($8,921)
        Ceded                             (29,214)                        362                            (9)
                                         --------                         ---                      ---------
        Net                              $186,211                      $1,053                       ($8,930)
                                         ========                      ======                       ========

         In December 2000, the Company entered into a modified  coinsurance  agreement with SICL effective  January 1996.
         During 2000, ceded premiums received net of commission  expenses and reserve  adjustments were  $10,360,000.  At
         December 31, 2000, $6,109,000 was payable to SICL under this agreement.

         Such ceded  reinsurance  does not relieve the Company of its obligations to  policyholders.  The Company remains liable to its  policyholders  for the  portion  reinsured  to the extent  that any  reinsurer  does not meet its obligations assumed under the reinsurance agreements.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

The Company has issued surplus notes to its Parent in exchange for cash.  Surplus notes outstanding as of December 31, 2000 and 1999 were as follows:

              (in thousands)
                                                                                            Interest for the
         ---------------------------------
                                            Interest       2000         1999           Years Ended December 31,
         ---------------------------------
                 Issue Date                   Rate        Amount       Amount         2000       1999        1998
                 ----------                   ----        ------       ------         ----       ----        ----
         ---------------------------------

         ---------------------------------
         December 29, 1993                   6.84%              -               -           -           -       1,387

         ---------------------------------
         February 18, 1994                   7.28%                         10,000         732         738         738
                                                      -
         ---------------------------------
         March 28, 1994                      7.90%                         10,000         794         801         801
                                                      -
         ---------------------------------
         September 30, 1994                  9.13%          15,000         15,000       1,392       1,389       1,389
         ---------------------------------
         December 28, 1994                   9.78%                              -           -       1,308       1,388
                                                           -
         ---------------------------------
         December 19, 1995                   7.52%          10,000         10,000         765         762         762
         ---------------------------------
         December 20, 1995                   7.49%          15,000         15,000       1,142       1,139       1,139
         ---------------------------------
         December 22, 1995                   7.47%           9,000          9,000         684         682         682
         ---------------------------------
         June 28, 1996                       8.41%          40,000         40,000       3,420       3,411       3,411
         ---------------------------------
         December 30, 1996                   8.03%          70,000         70,000       5,715       5,698       5,699
                                                      ---   ------  ---    ------ ---   ----- ---   ----- ---   -----
         ---------------------------------

         Total                                            $159,000       $179,000     $14,644     $15,928     $17,396
                                                          ========       ========     =======     =======     =======
         ---------------------------------

         Surplus notes for  $10,000,000  dated February 18, 1994 and  $10,000,000  dated March 28, 1994 were converted to additional  paid-in  capital on December 27, 2000. A surplus note for  $14,000,000  dated  December 28, 1994 was converted to  additional  paid-in  capital on December 10, 1999.  All surplus  notes mature seven years from the issue date.

         Payment of interest  and  repayment of principal  for these notes is subject to certain  conditions  and require approval by the Insurance  Commissioner of the State of Connecticut.  At December 31, 2000 and 1999, $15,816,000
         and  $14,372,000,  respectively,  of accrued  interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The  Company  had a  $10,000,000  short-term  loan  payable to ASI at  December  31,  2000 and 1999 as part of a revolving  loan  agreement.  The loan has an  interest  rate of 7.13% and matures on March 12,  2001.  The total interest  expense to the Company was $687,000,  $585,000 and $622,000 and for the years ended December 31, 2000,
         1999 and 1998,  respectively.  Accrued  interest  payable was  $222,000 and $197,000 as of December 31, 2000 and
         1999, respectively.

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately  99% of the Company's  separate  account  liabilities are subject to  discretionary  withdrawal by contractowners  at market value or with market value  adjustment.  Separate  account assets which are carried at fair value are adequate to pay such withdrawals  which are generally  subject to surrender  charges ranging from
         10% to 1% for contracts held less than 10 years.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

18.      SEGMENT REPORTING

         In recent years, in order to complete the array of products  offered by the Company and its affiliates to meet a wide variety of financial planning,  the Company developed the variable life insurance and qualified  retirement plan annuity  products.  Assets under  management and sales for the products other than variable  annuities have not been  significant  enough to warrant full segment  disclosures as required by SFAS 131,  "Disclosures  about
         Segments of an Enterprise and Related Information."

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

19.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

        (in thousands)                                                       Three months Ended

                                                            March 31     June 30      September 30     December 31
                                                            --------     -------      ------------     -----------
        2000
        Premiums and other insurance
           revenues                                        $137,255       $139,317           $147,923         $136,159
        Net investment income                                 2,876          3,628              4,186              966

        Net realized capital gains (losses)                     729         (1,436)              (858)             877
                                                            -------        -------             -----           -------
        Total revenues                                      140,860         141,509            151,251         138,002
        Benefits and expenses                               106,641         121,356            137,514         110,515
                                                            -------        --------           --------         -------
        Pre-tax net income                                   34,219          20,153             13,737          27,487

        Income taxes                                         10,038           5,225              3,167          12,349
                                                             ------         ---------          ------          ------

        Net income                                          $24,181         $14,928            $10,570         $15,138
                                                            =======         =======            =======         =======

        1999
        Premiums and other insurance
           revenues                                          $78,509         $88,435           $97,955        $111,443
        Net investment income                                  2,654           2,842             2,735           2,210

        Net realized capital gains                               295              25               206              52
                                                             -------       ---------           -------       ---------

        Total revenues                                        81,458          91,302           100,896         113,705
        Benefits and expenses                                 64,204          67,803            71,597          77,244
                                                              ------        ---------          -------          ------

        Pre-tax net income                                    17,254           23,499           29,299          36,461

        Income taxes                                           3,844            7,142            7,898          11,460
                                                              ------           ------        ----------         -------

        Net income                                          $ 13,410        $ 16,357          $ 21,401        $ 25,001
                                                            ========        ========          ========        ========

        1998
        Premiums and other insurance
           revenues                                          $50,593        $57,946             $62,445        $67,327
        Net investment income                                  3,262          2,410               2,469          2,989

        Net realized capital gains (losses)                      156             13                 (46)           (24)
                                                             -------        --------             -------       --------

        Total revenues                                        54,011         60,369              64,868         70,292
        Benefits and expenses                                 46,764         42,220              48,471         69,164
                                                              ------         ------              -------        -------
        Pre-tax net income                                     7,247         18,149              16,397          1,128
        Income taxes                                           1,175          4,174               2,223            582
                                                               -----          -----              ------        -------

        Net income                                            $6,072        $13,975             $14,174       $    546
                                                              ======        =======             =======        ========

                               APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit Prices and number of Units in the  Sub-accounts  that commenced  operations  prior to January 1, 2001 are shown below.  All or some of these  Sub-accounts were available during the periods shown as investment  options for other variable  annuities we offer pursuant  to  different  prospectuses.  The  Insurance  Charge  assessed  against  the  Sub-accounts  under the terms of those other variable  annuities  are the same as the charges  assessed  against such  Sub-accounts  under the Annuity  offered  pursuant to this
Prospectus.

         Unit Prices And Numbers Of Units:  The  following  table shows:  (a) the Unit Price,  as of the dates  shown,  for Units in each of the Class 1  Sub-accounts  of Separate  Account B that commenced  operations  prior to January 1, 2001 and are being offered pursuant to this  Prospectus or which we offer pursuant to certain other  prospectuses;  and (b) the number of Units  outstanding in each  such  Sub-account  as of the  dates  shown.  The year in which  operations  commenced  in each  such  Sub-account  is noted in parentheses.  The portfolios in which a particular  Sub-account  invests may or may not have commenced  operations prior to the date such Sub-account commenced operations.  The initial offering price for each Sub-account was $10.00.

                                                                          Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                          2000       1999        1998        1997         1996       1995        1994       1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------------------
AST Founders
Passport (1)
(1994)
Unit Price                 $16.12       23.45      12.54         11.46      11.39       10.23          -          -         -        -
Number of Units        16,245,805   8,818,599  9,207,623     9,988,104  9,922,698   2,601,283          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Scudder Japan (2)
(2000)
Unit Price                  $8.25          -           -             -          -           -          -          -         -        -
Number of Units            84,394          -           -             -          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST AIM
International Equity
(3)
(1989)                     $31.88       43.99      27.18         22.95      19.70       18.23      16.80      16.60     12.37    13.69
Unit Price             19,112,622  16,903,883 17,748,560    17,534,233 17,220,688  14,393,137 14,043,215  9,063,464 1,948,773 1,092,902
Number of Units
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Janus Overseas
Growth
(1997)
Unit Price                 $17.96       24.16      13.41         11.70          -           -          -          -         -        -
Number of Units        57,327,711  61,117,418 43,711,763    21,405,891          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International Growth
(1997)
Unit Price                 $17.92       21.66      13.30         11.35          -           -          -          -         -        -
Number of Units        17,007,352   6,855,601  5,670,336     2,857,188          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International
Growth II (4)
(1994)
Unit Price                 $13.93       17.10      13.14         11.69      11.70       10.39       9.49          -         -        -
Number of Units        26,340,548  28,704,924 34,328,425    37,784,426 32,628,595  17,935,251 11,166,758          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST MFS Global
Equity
(1999)
Unit Price                 $10.08       11.01          -             -          -           -          -          -         -        -
Number of Units         2,803,013     116,756          -             -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                          2000        1999       1998        1997         1996       1995        1994       1993      1992      1991
------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Janus Small-Cap
Growth (5)
(1994)
Unit Price                  $21.51      42.08      17.64         17.28      16.54       13.97      10.69          -         -        -
Number of Units         25,535,093 32,134,969 15,003,001    14,662,728 12,282,211   6,076,373  2,575,105          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Scudder Small-
Cap Growth (6)
(1999)
Unit Price                  $11.98      15.37          -             -          -           -          -          -         -        -
Number of Units         63,621,279 53,349,003          -             -          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Federated
Aggressive Growth (2)
(2000)
Unit Price                   $9.08          -          -             -          -           -          -          -         -        -
Number of Units            196,575          -          -             -          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs
Small-Cap Value (7)
(1998)
Unit Price                  $13.95      10.57       9.85             -          -           -          -          -         -        -
Number of Units         15,193,053  6,597,544  4,081,870             -          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli Small-Cap
Value (8)
(1997)
Unit Price                  $13.35      11.11      11.20         12.70          -           -          -          -         -        -
Number of Units         23,298,524 21,340,168 24,700,211    14,612,510          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Janus Mid-Cap
Growth (9)
(2000)
Unit Price                   $6.58          -          -             -          -           -          -          -         -        -
Number of Units          9,426,102          -          -             -          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger
Berman
Mid-Cap Growth (10)
(1994)
Unit Price                  $25.90      28.58      19.15         16.10      13.99       12.20       9.94          -         -        -
Number of Units         26,517,850 13,460,525 13,389,289    11,293,799  9,563,858   3,658,836    301,267          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger
Berman
Mid-Cap Value (11)
(1993)
Unit Price                  $21.09      16.78      16.10         16.72      13.41       12.20       9.81      10.69         -        -
Number of Units         44,558,699 37,864,586 16,410,121    11,745,440  9,062,152   8,642,186  7,177,232  5,390,887         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Alger All-Cap
Growth
(2000)
Unit Price                   $6.74          -          -             -          -           -          -          -         -        -
Number of Units         28,229,631          -          -             -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                          2000        1999       1998        1997         1996       1995        1994       1993      1992      1991
------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli All-Cap
Value (2)
(2000)
Unit Price                  $10.06          -          -             -          -           -          -          -         -        -
Number of Units          1,273,094          -          -             -          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Kinetics
Internet (2)
(2000)
Unit Price                   $8.01          -          -             -          -           -          -          -         -        -
Number of Units            116,363          -          -             -          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Natural Resources
(1995)
Unit Price                  $19.86      15.88      12.57         14.46      14.19       11.01          -          -         -        -
Number of Units          6,520,983  6,201,327  5,697,453     7,550,076  6,061,852     808,605          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST Alliance
Growth (12)
(1996)
Unit Price                  $17.38      20.44      15.48         12.33      10.89           -          -          -         -        -
Number of Units         25,796,792 17,059,819 19,009,242    18,736,994  4,324,161           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth
(1999)
Unit Price                  $10.38      11.27          -             -          -           -          -          -         -        -
Number of Units          7,515,486    409,467          -             -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              ---------
AST Marsico Capital
Growth
(1997)
Unit Price                  $17.81      21.06      14.00         10.03          -           -          -          -         -        -
Number of Units         94,627,691 78,684,943 40,757,449       714,309          -           -          -          -         -        -
                                                                                                                              ---------
---------------------------------------------------------------------------------------------------------------------------------------
AST JanCap Growth
(1992)
Unit Price                  $41.14      60.44      39.54         23.83      18.79       14.85      10.91      11.59     10.51        -
Number of Units         99,250,773 94,850,623 80,631,598    62,486,302 46,779,164  28,662,737 22,354,170 13,603,637 1,476,139        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Janus Strategic
Value (2)
(2000)
Unit Price                   $9.82          -          -             -          -           -          -          -         -        -
Number of Units            586,058          -          -             -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers
Realty
(1998)
Unit Price                  $10.39       8.35       8.28             -          -           -          -          -         -        -
Number of Units         11,891,188  6,224,365  3,771,461             -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Managed Index 500 (13)
(1998)
Unit Price                  $13.55      15.08      12.61             -          -           -          -          -         -        -
Number of Units         48,835,089 39,825,951 22,421,754             -          -           -          -          -         -        -
---------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------------
                          2000       1999       1998         1997         1996       1995        1994       1993      1992      1991
----------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Income & Growth (14)
(1997)
Unit Price                  $14.24      16.19      13.35         12.06          -           -          -          -         -         -
Number of Units         32,388,202 21,361,995 13,845,190     9,523,815          -           -          -          -         -         -
                                                                                                                              ----------
----------------------------------------------------------------------------------------------------------------------------------------
AST Alliance Growth
and Income (15)
(1992)
Unit Price                  $28.72      27.60      24.11         21.74      17.79       15.22      11.98      11.88     10.60         -
Number of Units         53,536,296 52,766,579 47,979,349    42,197,002 28,937,085  18,411,759  7,479,449  4,058,228   956,949         -
----------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              ----------
AST MFS Growth with
Income
(1999)
Unit Price                  $10.36      10.49          -             -          -           -          -          -         -         -
Number of Units          6,937,627    741,323          -             -          -           -          -          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              ----------
AST INVESCO Equity
Income
(1994)
Unit Price                  $22.01      21.31      19.34         17.31      14.23       12.33       9.61          -         -         -
Number of Units         50,171,495 46,660,160 40,994,187    33,420,274 23,592,226  13,883,712  6,633,333          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
AST AIM Balanced (16)
(1993)
Unit Price                  $19.98      21.19      17.78         15.98      13.70       12.49      10.34      10.47         -         -
Number of Units         30,290,413 23,102,272 22,634,344    22,109,373 20,691,852  20,163,848 13,986,604  8,743,758         -         -
----------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              ----------
AST American Century
Strategic Balanced
(1997)
Unit Price                  $14.23      14.90      13.37         11.18          -           -          -          -         -         -
Number of Units         14,498,180 13,944,535  6,714,065     2,560,866          -           -          -          -         -         -
                                                                                                                              ----------
----------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Asset Allocation
(1994)
Unit Price                  $19.33      19.70      18.12         15.53      13.30       11.92       9.80          -         -         -
Number of Units         19,704,198 22,002,028 18,469,315    13,524,781  8,863,840   4,868,956  2,320,063          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Global Bond (17)
(1994)
Unit Price                  $10.49      10.69      11.82         10.45      10.98       10.51       9.59          -         -         -
Number of Units         11,219,503 12,533,037 12,007,692    12,089,872  8,667,712   4,186,695  1,562,364          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
AST Federated High
Yield
(1994)
Unit Price                  $12.80       14.38     14.30         14.13      12.62       11.27       9.56          -         -         -
Number of Units         36,914,825  41,588,401 40,170,144   29,663,242 15,460,522   6,915,158  2,106,791          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
AST Lord Abbett
Bond-Debenture (2)
(2000)
Unit Price                  $10.12           -         -             -          -           -          -          -         -         -
Number of Units            650,253           -         -             -          -           -          -          -         -         -
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                                                                       Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------------
                           2000        1999        1998       1997        1996       1995        1994       1993      1992      1991
------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Total
Return Bond
(1994)
Unit Price                   $14.40       13.09      13.43       12.44      11.48       11.26       9.61          -         -         -
Number of Units          82,545,240  73,530,507 64,224,618  44,098,036 29,921,643  19,061,840  4,577,708          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                   $12.79       11.96      11.73       11.26      10.62       10.37          -          -         -         -
Number of Units          31,046,956  32,560,943 28,863,932  25,008,310 18,894,375  15,058,644          -          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
AST Money Market
(1992)
Unit Price                   $12.94       12.38      12.00       11.57      11.16       10.77      10.35      10.12     10.01         -
Number of Units         172,493,206 187,609,708 75,855,442  66,869,998 42,435,169  30,564,442 27,491,389 11,422,783   457,872         -

The Montgomery
Variable Series - MV
Emerging Markets
(1996)
Unit Price                    $7.09       10.06       6.19       10.05      10.25           -          -          -         -         -
Number of Units          12,899,472  12,060,036 10,534,383  10,371,104  2,360,940           -          -          -         -         -

Wells Fargo Variable
Trust - Equity
Income
(1999)
Unit Price                   $10.05        9.96          -           -          -           -          -          -         -         -
Number of Units             502,986     136,006          -           -          -           -          -          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Value
(1998)
Unit Price                    $9.56        9.17       9.53           -          -           -          -          -         -         -
Number of Units           4,442,888   2,826,839  1,148,849           -          -           -          -          -         -         -

Rydex Variable Trust
-
Nova
(1999)                        $8.50       10.82          -           -          -           -          -          -         -         -
Unit Price               14,799,352   5,474,129          -           -          -           -          -          -         -         -
Number of Units
----------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-
Ursa
(1999)                       $10.62        9.28          -           -          -           -          -          -         -         -
Unit Price                2,269,599   1,803,669          -           -          -           -          -          -         -         -
Number of Units
----------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-
OTC
(1999)                       $10.40       17.07          -           -          -           -          -          -         -         -
Unit Price               32,179,793  18,520,440          -           -          -           -          -          -         -         -
Number of Units

----------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------------
                          2000        1999       1998        1997         1996       1995        1994       1993      1992      1991
----------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Technology
(1999)
Unit Price                  $12.48      16.52          -             -          -           -          -          -         -         -
Number of Units         29,491,113  4,622,242          -             -          -           -          -          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Health Sciences
(1999)
Unit Price                  $14.59      11.34          -             -          -           -          -          -         -         -
Number of Units         19,381,405    786,518          -             -          -           -          -          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Financial Services
(1999)
Unit Price                  $14.04      11.41          -             -          -           -          -          -         -         -
Number of Units         14,091,636    759,104          -             -          -           -          -          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Telecommunications
(1999)
Unit Price                  $11.05      15.17          -             -          -           -          -          -         -         -
Number of Units         17,856,118  4,184,526          -             -          -           -          -          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Dynamics
(1999)
Unit Price                  $13.23      13.91          -             -          -           -          -          -         -         -
Number of Units         11,409,827  2,022,585          -             -          -           -          -          -         -         -

Evergreen VA - Omega
(2000)
Unit Price                   $7.98          -          -             -          -           -          -          -         -         -
Number of Units          1,637,475          -          -             -          -           -          -          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Equity
Index
(2000)
Unit Price                   $9.47          -          -             -          -           -          -          -         -         -
Number of Units            302,954          -          -             -          -           -          -          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Foundation
(2000)
Unit Price                   $9.65          -          -             -          -           -          -          -         -         -
Number of Units            755,890          -          -             -          -           -          -          -         -         -
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Global
Leaders
(1999)
Unit Price                  $10.55      11.72          -             -          -           -          -          -         -         -
Number of Units            887,758     23,101          -             -          -           -          -          -         -         -
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                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                         2000        1999       1998       1997        1996       1995       1994       1993        1992       1991
---------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Special Equity
(1999)
Unit Price                 $11.01      12.19          -           -          -          -          -           -          -          -
Number of Units         1,731,145    152,342          -           -          -          -          -           -          -          -
---------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Capital Growth
(2000)
Unit Price                 $12.35          -          -           -          -          -          -           -          -          -
Number of Units           268,886          -          -           -          -          -          -           -          -          -
---------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Blue
Chip
(2000)
Unit Price                  $8.99          -          -           -          -          -          -           -          -          -
Number of Units           351,338          -          -           -          -          -          -           -          -          -
---------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Perpetual
International
(2000)
Unit Price                  $8.70          -          -           -          -          -          -           -          -          -
Number of Units            57,408          -          -           -          -          -          -           -          -          -

ProFund VP -
Europe 30
(1999)
Unit Price                 $10.52      12.24          -           -          -          -          -           -          -          -
Number of Units         2,327,562    273,963          -           -          -          -          -           -          -          -
---------------------------------------------------------------------------------------------------------------------------------------
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ProFund VP -
UltraSmall-Cap (18)
(1999)
Unit Price                  $9.18      11.96          -           -          -          -          -           -          -          -
Number of Units         3,258,574    813,904          -           -          -          -          -           -          -          -
---------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraOTC
(1999)
Unit Price                  $6.19      23.58          -           -          -          -          -           -          -          -
Number of Units        17,597,528  2,906,024          -           -          -          -          -           -          -          -

First Trust(R)10
Uncommon Values (19)
(2000)
Unit Price                  $7.43          -          -           -          -          -          -           -          -          -
Number of Units         2,690,435          -          -           -          -          -          -           -          -          -
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1.       Effective  October 15, 1996,  Founders Asset  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to October 15,
     1996,  Seligman Henderson Co. served as Sub-advisor of the Portfolio,  then named "Seligman  Henderson  International Small Cap
     Portfolio."
2.       These Portfolios were first offered as Sub-accounts on October 23, 2000.
3.       Effective May 3, 1999, A I M Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October 15, 1996 and
     May 3, 1999, Putnam Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam International
     Equity."  Prior to October 15, 1996,  Seligman  Henderson Co. served as  Sub-advisor  of the  Portfolio,  then named  "Seligman
     Henderson International Equity Portfolio."
4.       Effective May 1, 2000, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Prior to May 1,
     2000,  Rowe  Price-Fleming  International,  Inc.  served as  Sub-advisor  of the  Portfolio,  then  named  "AST T.  Rowe  Price
     International Equity Portfolio."
5.       Effective December 31, 1998, Janus Capital  Corporation  became  Sub-advisor of the Portfolio.  Prior to December 31, 1998,
     Founders Asset Management, LLC served as Sub-advisor of the Portfolio, then named "Founders Capital Appreciation Portfolio."
6.       Effective May 1, 2001, the name of the portfolio  changed to the "AST Scudder  Small-Cap  Growth  Portfolio".  Prior to May
     1, 2001 the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
7.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor of the Portfolio.  Prior to May 1, 2001, Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value."
8.       Effective  October 23, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T.
     Rowe Price  Associates,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price  Small  Company  Value
     Portfolio."
9.       This Portfolio was first offered as a Sub-account on May 1, 2000.
10.      Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Berger Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
11.      Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
12.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Oppenheimer Large-Cap Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company  Investment  Management,  L.P. served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
13.      Effective  May 1, 2000,  Sanford C.  Bernstein & Co.,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2000,
     Bankers Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
14.      Effective May 3, 1999, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam
     Value Growth & Income."
15.      Effective May 1, 2000,  Alliance  Capital  Management,  L.P.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 2000,
     Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
16.      Effective May 3, 1999, A I M Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October 15, 1996 and
     May 3, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam  Balanced."
     Prior to October 15, 1996, Phoenix  Investment  Counsel,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix
     Balanced Asset Portfolio."
17.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became  Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was changed to the "AST T. Rowe Price  Global  Bond".  Effective  May 1, 1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 1996,  Scudder,  Stevens & Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
18.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.
19.      This Portfolio was first offered as a Sub-account on July 3, 2000.

                                           APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional Death Benefit is calculated.  Each example assumes that a $50,000 initial  Purchase  Payment is made and that no withdrawals are made prior to the Owner's death.  Each example assumes that  there is one Owner  who is age 50 on the Issue  Date and that all  Account  Value is  maintained  in the  variable  investment options.

Example with market increase
Assume that the Owner's Account Value has been increasing due to positive  market  performance.  On the date we receive due proof of death,  the Account Value is $75,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals, or Account  Value,  which ever is  greater.  Therefore,  the basic  Death  Benefit is equal to  $75,000.  The  Enhanced  Beneficiary
Protection  Optional  Death Benefit is equal to the amount  payable under the basic Death Benefit  ($75,000)  PLUS 50% of the "Death
Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $75,000 + $12,500 = $87,500

Examples with market decline
Assume that the Owner's  Account Value has been decreasing due to declines in market  performance.  On the date we receive due proof of death,  the  Account  Value is  $45,000.  The  basic  Death  Benefit  is  calculated  as  Purchase  Payments  minus  proportional withdrawals,  or Account  Value,  which ever is greater.  Therefore,  the basic  Death  Benefit is equal to  $50,000.  The  Enhanced
Beneficiary  Protection  Optional Death Benefit is equal to the amount  payable under the basic Death Benefit  ($50,000) PLUS 50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $50,000 + $0 = $50,000

         In this example you would  receive no additional  benefit from  purchasing  the Enhanced  Beneficiary  Protection  Optional
         Death Benefit.

Examples of Guaranteed Minimum Death Benefit Calculation
The following are examples of how the Guaranteed  Minimum Death Benefit is calculated.  Each example  assumes that a $50,000 initial
Purchase  Payment is made and that no  withdrawals  are made prior to the Owner's  death.  Each  example  assumes  that there is one
Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example of market increase
Assume that the Owner's  Account Value has generally been  increasing  due to positive  market  performance.  On the date we receive due proof of death, the Account Value is $90,000.  The Highest  Anniversary Value at the end of any previous period is $72,000.  The
Death Benefit would be the Account Value  ($90,000)  because it is greater than the Highest  Anniversary  Value ($72,000) or the sum of prior Purchase Payments increased by 5.0% annually ($73,872.77).

Example of market decrease
Assume that the Owner's Account Value generally  increased until the fifth  anniversary but generally has been decreasing  since the fifth  contract  anniversary.  On the date we receive due proof of death,  the Account  Value is  $48,000.  The Highest  Anniversary
Value at the end of any previous  period is $54,000.  The Death Benefit  would be the sum of prior  Purchase  Payments  increased by
5.0% annually ($73,872.77) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

Example of market increase followed by decrease
Assume that the Owner's  Account Value  increased  significantly  during the first six years  following the Issue Date. On the sixth anniversary  date the Account  Value is  $90,000.  During the seventh  Annuity  Year,  the  Account  Value  increases  to as high as
$100,000 but then  subsequently  falls to $80,000 on the date we receive due proof of death.  The Death Benefit would be the Highest
Anniversary Value at the end of any previous period ($90,000),  which occurred on the sixth anniversary,  although the Account Value was higher  during the  subsequent  period.  The Account Value on the date we receive due proof of death  ($80,000) is lower,  as is the sum of all prior Purchase Payments increased by 5.0% annually ($73,872.77).

                                APPENDIX D - SALE OF CONTRACTS TO RESIDENTS OF THE STATE OF NEW YORK

Some of the provisions of the Annuity are different for contracts offered to residents of the State of New York.

GLOSSARY OF TERMS

MVA: For New York  contracts,  you may transfer or withdraw all or part of the Account Value from a Fixed  Allocation  during the 30 days prior to the Maturity Date of such Fixed Allocation without application of a market value adjustment.

INVESTMENT OPTIONS

WHAT ARE THE FIXED INVESTMENT OPTIONS?
The State of New York does not allow a Guarantee Period to exceed ten years in duration.  For New York contracts, the interest rate we credit to the Fixed Allocation is subject to a minimum of 3%.

FEES AND CHARGES

Tax Charges: For New York contracts a charge for taxes may also be assessed against the Sub-accounts and/or the Fixed Allocations.

PURCHASING YOUR ANNUITY

Owner,  Annuitant and Beneficiary  Designations:  For contracts issued in the State of New York, the designation of contingent Owner is not allowed.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
Unless you  indicated  that a prior choice was  irrevocable  or your Annuity has been  endorsed to limit  certain  changes,  you may request to change  Owner,  Annuitant  and  Beneficiary  designations  by sending a request In Writing.  Where  allowed by law,  such changes will be subject to our  acceptance.  For New York  contracts,  some of the changes we will not accept  include,  but are not limited  to:  (a) a new  Owner  subsequent  to the  death of the Owner or the  first of any  joint  Owners  to die,  except  where a spouse-Beneficiary  has become the Owner as a result of an Owner's  death and (b) a new  Annuitant  prior to the Annuity Date if the
Annuity is owned by an entity.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
For New York  contracts  the right to cancel  period is within 21 days of receipt of the  Annuity  and within 10 days of receipt for
IRAs.  The amount to be refunded  for New York  contracts is the Account  Value in the  Sub-accounts  plus the Interim  Value of the
Fixed Allocations and for IRAs the amount to be refunded is the greater of Premium or Account Value.

MANAGING YOUR ACCOUNT VALUE

MVA Formula:  For annuities  issued in New York, we apply certain  formulas to determine "I" and "J" when we do not offer  Guarantee
Periods with a duration equal to the remaining period.  These formulas are as follows:

(a)      If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the remaining  period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next  shortest and next longest  durations  then  available for new Fixed  Allocations  for your class of
                  Annuities.

(b)      If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the remaining  period,  we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's  Corporate Bond Yield Average - Monthly average  Corporates (the  "Average"),  as published by Moody's
                  Investor  Services,  Inc., its successor,  or an equivalent  service should such Average no longer be published by
                  Moody's.  For  determining  I, we will use the  Average  published  on or  immediately  prior to the  start of the applicable Guarantee Period.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
For New York contracts the minimum amount allowed in an investment  option is $500.  Your transfer  request must be In Writing.  For
New York contracts,  a specific  authorization  form MUST be completed which  authorizes us to accept transfers via phone or through means such as electronic mail.

The following  services which we may offer are not available for New York  contracts:  (1)  authorization  of an  independent  third
                                               ---
party to transact transfers on your behalf and (2) market timing program.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
For New York  contracts we will notify you of the Guarantee  Periods  available as of the date of such notice,  at least 45 days and not more than 60 days prior to the Maturity Date. No MVA applies to any amounts  allocated to a particular  Fixed  Allocation if you withdraw all or part of the Account Value in such Fixed  Allocation  within 30 days of maturity.  If you are age 55 or older you may invest in a Fixed Allocation with a Guarantee Period of less than five years.

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

This benefit was never available to residents of the State of New York.

ACCESS TO ACCOUNT VALUE

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
The Annuity Date must be the first or the fifteenth day of a calendar  month.  However,  for New York  contracts,  if the contract's accumulated  value, at the time of annuitization,  is less than $2,000,  or would provide an income,  the initial amount of which is less than $20 per month,  in lieu of  commencing  the annuity  payments,  we reserve the right to cancel the annuity and pay you the total of the Account Value in any Sub-account plus the Interim Value of any Fixed Allocation.

For New York contracts the Annuity Date may not exceed the first day of the calendar month following the Annuitant's 90th birthday.

DEATH BENEFIT

For New York  contracts  paragraphs  (2) and (3)(b) are amended as follows:  If that person's  death occurs after the earlier of the decedent's age 90 or the tenth Annuity Year, the death benefit is your Account Value in the  Sub-accounts  plus the Interim Value of any Fixed Allocation.

The Optional Death Benefits  described in the  Prospectus are not offered in the State of New York.  However,  effective as of March
12, 2001, the Highest  Anniversary  Value Optional Death Benefit  described  below is available to new purchasers of the Annuity who are residents of the State of New York.

If the Annuity has one Owner, the Owner must be age 80 or less at the time the Highest  Anniversary  Value Optional Death Benefit is
purchased.  If the Annuity has joint  Owners,  the oldest  Owner must be age 80 or less.  If the Annuity is owned by an entity,  the
Annuitant must be age 80 or less.

Key Terms Used with the Highest Anniversary Value Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest
             -------------------------
     of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest  Anniversary  Value  equals the highest of all  previous  "Anniversary  Values" on or before the earlier of the
             ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as each anniversary of the Issue Date plus the sum of all Purchase  Payments on
             ------------------
     or after such anniversary less the sum of all "Proportional  Reductions"  since such anniversary.  The Anniversary Value on the
     Issue Date is equal to your Purchase Payment.

|X|      A  Proportional  Reduction is a reduction to the value being  measured  caused by a withdrawal,  equaling the percentage of
            -----------------------
     the  withdrawal  as compared to the Account  Value as of the date of the  withdrawal.  For example,  if your  Account  Value is
     $10,000 and you withdraw  $2,000 (a 20% reduction),  we will reduce both your  Anniversary  Value and the amount  determined by
     Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Highest Anniversary Value Death Benefit
The Highest Anniversary Value Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the  Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the Account  Value as of the date we receive in writing  "due proof of death" (an MVA may be  applicable  to amounts in any
              Fixed Allocations); and
2.       the Highest  Anniversary  Value on the Death Benefit Target Date plus the sum of all Purchase  Payments less the sum of all
              Proportional Reductions since the Death Benefit Target Date.

Charges for Highest Anniversary Value Death Benefit
If you purchase the Highest  Anniversary  Value Optional  Death  Benefit,  an annual charge of 0.20% is deducted from your Annuity's
Account  Value.  The charge will be based on the current Death Benefit under the Highest  Anniversary  Value  Optional Death Benefit
as of the date the charge is deducted  minus the Interim Value of any Fixed  Allocations.  The charge is deducted in addition to the
Insurance  Charge.  The charge is deducted in arrears on each  anniversary of the Issue Date of the Annuity or, if you terminate the
Optional Death Benefit or surrender your Annuity, on the date the termination or surrender is effective.

TAX CONSIDERATIONS

HOW ARE DISTRIBUTIONS FROM TAX-QUALIFIED RETIREMENT PLANS TAXED?

Minimum  Distributions  after age 70 1/2: For New York  contracts the Minimum  Distribution  provision is only  available for annuities issued under Section 403(b) of the IRS Code or for IRA's where Minimum  Distributions  are required.  Minimum  Distributions are not available for any other contracts.

Deferral of  Transactions:  For New York contracts we may defer any  distribution or transfer from a Fixed  Allocation or an annuity payout for a period not to exceed 6 months.  If we defer a distribution  or transfer from any Fixed  Allocation or any fixed annuity payout for more than ten days, we pay interest  using our then current  crediting  rate for this purpose,  which is not less than 3%
per year on the amount deferred.

Modification:  In addition to obtaining  prior approval from the insurance  department of our state of domicile before making such a substitution, deletion or addition, we will also obtain prior approval from the Superintendent of Insurance for New York.

Misstatement of Age or Sex: For New York contracts the following provision (c) is added:
(c) as to any annuity  payments,  we shall credit or charge interest using our then current  crediting rate for this purpose,  which is not greater than 6% interest per year,  calculated  from the date of any  underpayment  or overpayment to the date actual payment is made.

E-2

                                                 APPENDIX E - PERFORMANCE ADVANTAGE

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

====================================================================================================================================
American Skandia's  Performance  Advantage was offered,  in those states where approved,  between May 15, 1999 and October 22, 2000.
The  description  below of the Performance  Advantage  benefit applies to those Contract Owners who purchased an Annuity during that time period when the Performance Advantage feature was offered.
====================================================================================================================================

GLOSSARY OF TERMS
When  determining  the Account  Value and  Surrender  Value of the Annuity,  both amounts will not include any Target Value  Credits
                       --------------      ----------------
(described below) that we are entitled to recover upon Surrender of your Annuity.

Do you provide any guarantees on my investment?
The Annuity  provides  variable  investment  options and fixed  investment  options.  Only the fixed  investment  options  provide a guaranteed  return on your  investment,  subject to certain terms and  conditions.  However,  your Annuity  includes a feature at no additional  cost that  provides  certain  benefits if your  Account  Value has not reached or exceeded a "target  value" on its 10th anniversary.  If, on the 10th  anniversary  of your  Annuity's  Issue Date,  your Account Value has not reached the target value (as defined below) you can choose either of the following benefits:

|X|      You may continue your Annuity  without  electing to receive  Annuity  payments and receive an annual credit to your Account
                                                                                                       ------
     Value  payable  until you begin  receiving  Annuity  payments.  The credit is equal to 0.25% of the  average of your  Annuity's
     Account Value for the preceding four complete  calendar  quarters.  This credit is applied to your investment  options pro-rata based on the allocation of your then current Account Value.

                                                                 OR

|X|      You may begin receiving  Annuity  payments within one year and accept a one-time credit to your Annuity equal to 10% of the net of the Account  Value on the 10th  anniversary  of its Issue Date minus the sum of all Purchase  Payments  allocated in the prior five years.  The annuity option you select must initially guarantee payments for not less than seven years.

Following the 10th  anniversary  of your  Annuity's  Issue Date, we will inform you if your Account Value did not meet or exceed the
Target  Value.  We will assume that you have elected to receive the annual  credit to your Account  Value  unless,  not less than 30 days  prior to the next  anniversary  of the  Annuity,  we receive at our home  office  your  election  to begin  receiving  Annuity payments.

Certain  provisions of this benefit and of the Target Value Credits  described below may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.

What is the "Target Value" and how is it calculated?
The Target Value is a tool used to determine  whether you are eligible to elect either of the benefits  described  above. The Target
Value does not impact the Account Value  available if you surrender  your Annuity or make a partial  withdrawal  and does not impact the Death  Benefit  available to your  Beneficiary(ies).  The Target Value assumes a rate of return over ten (10) Annuity Years that will allow your initial  investment to double in value,  adjusted for any withdrawals  and/or additional  Purchase Payments you make during the 10 year period.  We calculate the "Target Value" as follows:

1.       Accumulate  the initial  Purchase  Payment at an annual  interest rate of 7.2% until the 10th  anniversary of the Annuity's
     Issue Date; plus
                 ----
2.       Accumulate  any  additional  Purchase  Payments at an annual  interest  rate of 7.2% from the date  applied  until the 10th anniversary of the Annuity's Issue Date; minus
                                              -----
3.       Each  "proportional  reduction"  resulting from any  withdrawal,  accumulating  at an annual interest rate of 7.2% from the date the  withdrawal is processed  until the 10th  anniversary  of the Annuity's  Issue Date. We determine  each  "proportional reduction"  by  determining  the  percentage  of your Account  Value then  withdrawn and reducing the Target Value by that same percentage.  We include  any  withdrawals  under  your  Annuity  in this  calculation,  as well as the charge we deduct for any optional benefits you elect under the Annuity, but not the charge we deduct for the Annual Maintenance Fee or the Transfer Fee.

Examples
1.       Assume you make an initial  Purchase  Payment of $10,000 and make no further  Purchase  Payments.  The Target  Value on the
     10th  anniversary of your Annuity's  Issue Date would be $20,042,  assuming no withdrawals  are made.  This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period.

2.       Assume you make an initial  Purchase Payment of $10,000 and make no further  Purchase  Payments.  Assume at the end of Year
     6, your  Account  Value has  increased  to $15,000 and you make a  withdrawal  of 10% or $1,500.  The Target  Value on the 10th anniversary  would be $18,722.  This is equal to $10,000  accumulating at an annual rate of 7.2% for the 10-year period,  minus the proportional reduction accumulating at an annual interest rate of 7.2%.

Can I restart the 10-year Target Value calculation?
Yes, you can elect to lock in the growth in your Annuity by  "restarting"  the 10-year period on any  anniversary of the Issue Date.
If you elect to restart the  calculation  period,  we will treat your Account  Value on the restart date as if it was your  Purchase
Payment  when  determining  if your  Annuity's  Account  Value meets or exceeds the Target  Value on the  appropriate  tenth  (10th)
anniversary.  You may elect to restart the calculation more than once, in which case, the 10-year  calculation  period will begin on the date of the last restart  date. We must receive your  election to restart the  calculation  at our home office not later than 30 days after each anniversary of the Issue Date.

What are Target Value Credits?
Target Value Credits are additional  amounts that we apply to your Account Value to increase the likelihood  that your Account Value will meet or exceed the Target Value.  We add Target Value  Credits to your Account Value at the time a Purchase  Payment is applied to your Annuity.  Only those Purchase  Payments made before the first  anniversary of the Issue Date of your Annuity are eligible to receive Target Value Credits.

The amount of the Target Value Credit is equal to 1.0% of each qualifying  Purchase  Payment.  Target Value Credits are only payable on  qualifying  Purchase  Payments  if the  Owner(s) of the Annuity  is(are)  less than age 81 on its Issue Date.  If the Annuity is owned by an entity,  the age  restriction  applies to the age of the Annuitant on the Issue Date. The Target Value Credit is payable from our general  account and is allocated  to the  investment  options in the same ratio that the  qualifying  Purchase  Payment is allocated.

Target Value Credits will not be available if you purchase your Annuity as part of an exchange,  replacement  or transfer,  in whole or in part, of an Annuity we issued that has the same or a similar benefit.

 ====================================================================================================================================
 The amount of any Target Value Credits are not immediately  vested and can be recovered by American Skandia under the circumstances and for the time periods  shown below.  If American  Skandia  exercises its right to recover the amount of any Target Value Credit, any investment gain on the Target Value Credit will not be taken back.
 1.       If you surrender your Annuity before the 10th anniversary of the Issue Date of the Annuity.
 2.       If you elect to begin receiving Annuity payments before the first anniversary of the Issue Date.
 3.       If a  person  on  whose  life we pay the  Death  Benefit  dies,  or if a  "contingency  event"  occurs  which  triggers  a medically-related surrender:
 |X|      within 12 months after the date a Target Value Credit was allocated to your Account Value; or
 |X|      within 10 years after the date a Target Value Credit was allocated to your Account Value if any owner was over age 70 on the Issue Date, or, if the Annuity was then owned by an entity, the Annuitant was over age 70 on the Issue Date.
 Following completion of the above time periods, the amount of any Target Value Credits are vested in the Owner.
 ====================================================================================================================================

                                            American Skandia Life Assurance Corporation
                                                     Attention: Concierge Desk

                                                       For Written Requests:

                                                            P.O. Box 883
                                                     Shelton, Connecticut 06484

                                                      For Electronic Requests:

                                                 customerservice@americanskandia.com

                                                       For Requests by Phone:

                                                           1-800-752-6342

===================================================================================================================
                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT CONTAINS  FURTHER  DETAILS ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS FUSI ASL-PROS (05/2001).
===================================================================================================================
===================================================================================================================

===================================================================================================================

                                       -------------------------------------------------------
                                                          (print your name)

                                       -------------------------------------------------------
                                                              (address)

                                       -------------------------------------------------------
                                                        (city/state/zip code)

                ADDITIONAL INFORMATION: Inquiries will be answered by calling your representative or by writing to:

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                 at

                                                            P.O. Box 883
                                                     Shelton, Connecticut 06484

                                                                 or

                                                 customerservice@americanskandia.com

Issued by:                                                                                                     Serviced at:

AMERICAN SKANDIA LIFE                                                                                 AMERICAN SKANDIA LIFE
ASSURANCE CORPORATION                                                                                 ASSURANCE CORPORATION
One Corporate Drive                                                                                            P.O. Box 883
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                        Telephone:  1-800-752-6342
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                          Distributed by:

                                              AMERICAN SKANDIA MARKETING, INCORPORATED
                                                        One Corporate Drive
                                                     Shelton, Connecticut 06484
                                                      Telephone: 203-926-1888
                                                   http://www.americanskandia.com

                                                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                    One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes  Stagecoach  Variable  Annuity Flex, a flexible premium deferred annuity (the "Annuity")
offered by American  Skandia Life Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us")  exclusively through Wells Fargo Bank,  N.A. The Annuity may be offered as an individual  annuity  contract or as an interest in a group  annuity.  This  Prospectus  describes the important  features of the Annuity and what you should  consider before  purchasing  the Annuity.  We have also filed a Statement of Additional  Information  that is available from us, without  charge,  upon your request.  The contents of the Statement of Additional  Information are described on page 48. The Annuity or certain of its  investment  options  and/or  features  may not be  available in all states.
Various rights and benefits may differ between states to meet  applicable  laws and/or  regulations.  Certain terms are  capitalized in this  prospectus.  Those terms are either defined in the Glossary of Terms or in the context of the particular section.

===================================================================================================================
American Skandia offers several  different  annuities which your financial  professional may be authorized to offer to you. Each annuity has different  features and benefits that may be  appropriate  for you based on your financial situation,  your  age and how  you  intend  to use  the  annuity.  The  different  features  and  benefits  include variations in death benefit  protection,  the ability to access your  annuity's  account value and the charges that you will be  subject  to if you  choose to  surrender  the  annuity.  The fees and  charges  may also be  different between each annuity.
===================================================================================================================

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should consider any surrender or penalty charges you may incur when replacing your existing coverage.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently used for retirement  planning.  It may be used as an investment  vehicle for "qualified"
investments,  including an IRA, SEP-IRA,  Roth IRA or Tax Sheltered Annuity (or 403(b)).  It may also be used as an investment  vehicle for  "non-qualified"  investments.  The Annuity  allows you to invest your money in a number of variable investment options as well as in one or more fixed investment options.

When an Annuity is purchased as a "non-qualified"  investment,  you generally are not taxed on any investment gains the Annuity earns until you make a withdrawal or begin to receive annuity  payments.  This feature,  referred to as
"tax-deferral",  can be  beneficial  to the growth of your  Account  Value  because  money that would  otherwise be needed to pay taxes on  investment  gains  each year  remains  invested  and can earn  additional  money.  However, because the Annuity is designed for long-term  retirement  savings, a 10% penalty tax may be applied on withdrawals you make  before you reach age 59 1/2.  Annuities  purchased  as a  non-qualified  investment  are not  subject to the maximum  contribution  limits that may apply to a  qualified  investment,  and are not subject to required  minimum distributions after age 701/2.

When an Annuity is purchased as a  "qualified"  investment,  you should  consider that the Annuity does not provide any additional tax advantages to the preferential  treatment  already  available through your retirement plan under the Internal  Revenue Code.  An Annuity may offer  features and benefits in addition to providing tax deferral that other  investment  vehicles may not offer,  including  death benefit  protection for your  beneficiaries,  lifetime income options,  and the ability to make transfers between numerous variable  investment  options offered under the
Annuity.  You should consult with your financial  professional as to whether the overall  benefits and costs of the
Annuity are appropriate considering your overall financial plan.

-------------------------------------------------------------------------------------------------------------------
These  annuities  are NOT deposits or  obligations  of, or issued,  guaranteed  or endorsed  by, any bank,  or bank subsidiary of Wells Fargo Bank,  N.A., are NOT insured or guaranteed by the U.S.  government,  the Federal  Deposit
Insurance  Corporation  (FDIC),  the Federal  Reserve  Board or any other  agency.  An  investment  in this annuity involves certain investment risks, including possible loss of principal.
-------------------------------------------------------------------------------------------------------------------

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED  BY THE  SECURITIES  AND EXCHANGE  COMMISSION OR ANY STATE
SECURITIES  COMMISSION  NOR HAS THE  COMMISSION  OR ANY STATE  SECURITIES  COMMISSION  PASSED UPON THE  ACCURACY OR
ADEQUACY  OF THIS  PROSPECTUS.  ANY  REPRESENTATION  TO THE  CONTRARY  IS A  CRIMINAL  OFFENSE.  PLEASE  READ  THIS
PROSPECTUS AND THE CURRENT PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
                                   FOR FURTHER INFORMATION CALL 1-800-680-8920.
Prospectus Dated: May 1, 2001                                                 Statement of Additional Information Dated: May 1, 2001
WFVASL-PROS-(05/2001)                                                                                                          WFASL

WHAT ARE SOME OF THE KEY FEATURES OF THE ANNUITY?

|X|      The Annuity is a "flexible  premium deferred  annuity." It is called  "flexible  premium" because you have considerable  flexibility  in the  timing  and  amount of premium  payments.  Generally,  investors  "defer"
       receiving annuity payments until after an accumulation period.
|X|      This Annuity  offers both  variable and fixed  investment  options.  If you allocate your Account Value to variable  investment  options,  the  value of your  Annuity  will  vary  daily  to  reflect  the  investment performance  of the underlying  investment  options.  Fixed  investment  options of different  durations are offered that are  guaranteed  by us, but may have a Market  Value  Adjustment  if you withdraw  your Account
       Value before the Maturity Date.
|X|      The Annuity  features two distinct  phases - the  accumulation  period and the payout  period.  During the accumulation  period your Account  Value is  allocated to one or more  underlying  investment  options.  The variable  investment  options,  each a Class 1 Sub-account of American  Skandia Life  Assurance  Corporation
       Variable Account B, invest in an underlying  mutual fund portfolio.  Currently,  portfolios of the following underlying mutual funds are being offered:  Wells Fargo Variable Trust,  American Skandia Trust,  Montgomery
       Variable Series and INVESCO Variable Investment Funds, Inc.
|X|      During the payout period,  commonly called  "annuitization," you can elect to receive annuity payments (1)
       for life; (2) for life with a guaranteed minimum number of payments;  (3) based on joint lives; or (4) for a guaranteed number of payments.  We currently make annuity payments available on a fixed or variable basis.
|X|      This  Annuity  offers a basic Death  Benefit.  It also offers  optional  Death  Benefits  that  provide an enhanced level of protection for your beneficiary(ies) for an additional charge.
|X|      There is no  Contingent  Deferred  Sales Charge on  surrenders or  withdrawals.  You can withdraw  Account
       Value from your Annuity free of any charges.
|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty transfers each year free of  charge.  We also offer  several  programs  that  enable you to manage  your  Account  Value as your financial needs and investment performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity through  licensed,  registered  financial  professionals.  You must complete an application and submit a minimum initial  purchase  payment of $15,000.  We may allow you to make a lower initial  purchase payment provided you establish a bank drafting  program under which  purchase  payments  received in the first Annuity Year total at least  $15,000.  There is no age  restriction  to purchase the Annuity.  However,  the basic Death Benefit provides greater protection for a period of ten (10) years from the Issue Date or for persons under age 90.

-------------------------------------------------------------------------------------------------------------------
                                                 Mailing Addresses
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

New Business/Additional Purchase Payments:                                                                      Exchange Paperwork:
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
American Skandia Life Assurance Corporation                                             American Skandia Life Assurance Corporation
P.O. Box 7040                                                                                                         P.O. Box 7039
Bridgeport, CT  06601-7040                                                                               Bridgeport, CT  06601-7039
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
All other correspondence:                                                                                   Express/Overnight Mail:
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
American Skandia Life Assurance Corporation                                             American Skandia Life Assurance Corporation
-------------------------------------------------------------------------------------------------------------------
P.O. Box 7038                                                                                                 Three Corporate Drive
Bridgeport, CT  06601-7038                                                                                       Shelton, CT  06484
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED

                                                 GLOSSARY OF TERMS

Many terms used within this  Prospectus are described  within the text where they appear.  The description of those terms are not repeated in this Glossary of Terms.

Account  Value:  The value of each  allocation to a Sub-account  or a Fixed  Allocation  prior to the Annuity Date, plus any earnings,  and/or less any losses,  distributions  and charges.  The Account Value is calculated before we assess any applicable  Annual  Maintenance  Fee. The Account Value is determined  separately  for each  Sub-account and for each Fixed  Allocation,  and then totaled to determine  Account Value for your entire Annuity.  The Account
Value of each Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuitization:  The  application  of Account  Value to one of the  available  annuity  options  to begin  receiving periodic  payments for life,  for a  guaranteed  minimum  number of payments or for life with a guaranteed  minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month  period  commencing on the Issue Date of the Annuity and each  successive  12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An  allocation of Account Value that is to be credited a fixed rate of interest for a specified
Guarantee Period during the accumulation period.

Guarantee  Period:  A period of time during the  accumulation  period where we credit a fixed rate of interest on a
Fixed Allocation.

Interim  Value:  The value of the Fixed  Allocation on any date other than the Maturity  Date. The Interim Value is equal to the initial value  allocated to the Fixed  Allocation plus all interest  credited to the Fixed  Allocation as of the date calculated, less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market value  adjustment  used in the  determination  of Account  Value of each Fixed  Allocation on any day other than the Maturity Date of such Fixed Allocation.

Owner:  With an  Annuity  issued as an  individual  annuity  contract,  the Owner is either an  eligible  entity or person  named as having  ownership  rights in  relation to the  Annuity.  With an Annuity  issued as a  certificate under a group  annuity  contract,  the  "Owner"  refers to the person or entity  who has the  rights  and  benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available  upon  surrender  prior to the Annuity  Date. It equals the
Account Value as of the date we price the  surrender  minus the Annual  Maintenance  Fee, Tax Charge and the charge for any optional benefits.  There is no Contingent Deferred Sales Charge upon surrender.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation  Day:  Every day the New York Stock  Exchange  is open for  trading or any other day the  Securities  and
Exchange Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and  expenses we charge for the  Annuity.  Some  charges are  assessed  against your
Annuity while others are assessed against assets  allocated to the variable  investment  options.  The charges that are assessed against the Annuity include the Annual  Maintenance Fee,  Transfer Fee and the Tax Charge.  The charge that is assessed against the variable  investment  options is the Insurance  Charge,  which is the combination of a mortality  and expense risk charge and a charge for  administration  of the Annuity.  Each  underlying  mutual fund portfolio  assesses a charge for investment  management and for other expenses.  The prospectus for each underlying mutual fund provides more detailed  information  about the expenses for the underlying  funds. In certain states, a premium tax charge may be  applicable.  All of these fees and  expenses are  described  in more detail  within this
Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                       YOUR TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
                                                        Amount Deducted/
         Fee/Expense                                 Description Of Charge                                    When Deducted
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Contingent Deferred Sales                                                                            There is no Contingent Deferred
Charge                                                   Not Applicable                           Sales Charge deducted upon surrender
                                                                                                          or partial withdrawal
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Annual Maintenance Fee                       Smaller of $30 or 2% of Account Value                     Annually on the contract's
                                                                                                   anniversary date or upon surrender
------------------------------- ----------------------------------------------------------------- --------------------------------------
-------------------------------
Transfer Fee                                                 $10.00                               After the 20th transfer each annuity
                                                                                                                  year
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Tax Charge                         Depends on the requirements of the applicable jurisdiction                    Various

------------------------------- ----------------------------------------------------------------- --------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                                  ANNUAL EXPENSES OF THE SUB-ACCOUNTS
                                 (as a percentage of the average daily net assets of the Sub-accounts)
------------------------------- ----------------------------------------------------------------- --------------------------------------
Mortality & Expense Risk
Charge                                                       1.25%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total  Annual  Expenses of the          1.40% per year of the value of each Sub-account              Applies to Variable Investment
Sub-accounts*                                                                                                 Options only
------------------------------- ----------------------------------------------------------------- --------------------------------------
*  The combination of the Mortality and Expense Risk Charges and Administration Charge is referred to as the
"Insurance Charge" elsewhere in this prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                           OPTIONAL BENEFITS
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
GUARANTEED RETURN OPTION
We offer a program  that  guarantees a "return of premium" at a future  date,  while  allowing you to       0.25% of Account Value
allocate all or a portion of your Account Value to the  Sub-accounts of your choice.  Please refer to
the discussion of the Guaranteed Return Option for a description of restrictions under the program.        (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your       0.25% of Account Value
beneficiary(ies)  by providing  additional amounts that can be used to offset federal and state taxes
payable on any taxable gains in your Annuity at the time of your death.                                    (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
GUARANTEED MINIMUM DEATH BENEFIT
We  offer an  Optional  Death  Benefit  that  provides  an  enhanced  level  of  protection  for your     0.35% of the current Death
beneficiary(ies)  by providing the greater of the current  Account Value,  a 5.0% annual  increase on               Benefit
Purchase Payments minus proportional withdrawals or the Highest Anniversary Value.                         (Amounts are deducted in
                                                                                                          arrears each Annuity Year)
------------------------------------------------------------------------------------------------------- --------------------------------
----------------------------------------------------------------------------------------------------------------------------------------

 Please refer to the section entitled "Death Benefit" for a complete discussion of the optional Death Benefits, including restrictions on the age of the Owner/ Annuitant and limits on the amount payable.
----------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------
Below are the  investment  management  fees,  other  expenses,  and the total annual  expenses for each  underlying
Portfolio as of December  31,  2000,  except as noted.  The total  annual  expenses  are the sum of the  investment management  fee,  other  expenses  and any 12b-1 fees.  Each  figure is stated as a  percentage  of the  underlying
Portfolio's  average daily net assets.  For certain of the underlying  Portfolios,  a portion of the management fee is being waived  and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates  that no portion of the management  fee and/or other  expenses is being waived and/or  reimbursed.  Any  footnotes  about  expenses  appear after the list of all the  portfolios.  Those  portfolios  whose name  includes the prefix "AST" are  portfolios of
American  Skandia Trust.  The underlying  mutual fund portfolio  information was provided by the underlying  mutual funds  and  has  not  been  independently  verified  by us.  See  the  prospectuses  or  statements  of  additional information of the underlying  Portfolios for further details.  The current  prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-800-680-8920.

---------------------------------------------- ----------------- ------------ --------------- -------------- ------------ -------------
                                                  Management      Other          (12b-1)      Total Annual    Fee         Net
                                                     Fees         Expenses        Fees          Portfolio    Waivers      Annual
            UNDERLYING PORTFOLIO                                                                Operating    and          Fund
                                                                                                Expenses     Expense      Operating
                                                                                                             Reimburse-mentExpenses
---------------------------------------------- ----------------- ------------ --------------- -------------- ------------ -------------

  Wells Fargo Variable Trust:
  Asset Allocation                                  0.70%          0.18%          0.25%          1.13%         0.13%         1.00%
  Corporate Bond                                    0.60%          0.40%          0.25%          1.25%         0.35%         0.90%
  Equity Income                                     0.70%          0.22%          0.25%          1.17%         0.17%         1.00%
  Equity Value                                      0.70%          0.62%          0.25%          1.57%         0.57%         1.00%
  Growth                                            0.70%          0.28%          0.25%          1.23%         0.23%         1.00%
  International Equity (2)                          0.90%          1.25%          0.25%          2.40%         1.40%         1.00%
  Large Company Growth                              0.70%          0.48%          0.25%          1.43%         0.43%         1.00%
  Small Cap Growth                                  0.90%          1.26%          0.25%          2.41%         1.21%         1.20%
  Money Market                                      0.55%          0.35%          0.00%          0.90%         0.05%         0.85%

American Skandia Trust: (3)
  AST Janus Overseas Growth                         1.00%          0.18%          0.01%          1.19%          N/A          1.19%
  AST American Century International Growth         1.00%          0.27%          0.00%          1.27%          N/A          1.27%
  AST American Century International Growth         1.00%          0.26%          0.00%          1.26%          N/A          1.26%
II
  AST Janus Small-Cap Growth                        0.90%          0.16%          0.01%          1.07%          N/A          1.07%
  AST Scudder Small-Cap Growth                      0.95%          0.16%          0.02%          1.13%          N/A          1.13%
  AST Goldman Sachs Small-Cap Value                 0.95%          0.20%          0.00%          1.15%          N/A          1.15%
  AST Gabelli Small-Cap Value                       0.90%          0.21%          0.01%          1.12%          N/A          1.12%
  AST Janus Mid-Cap Growth                          1.00%          0.28%          0.00%          1.28%          N/A          1.28%
  AST Neuberger Berman Mid-Cap Growth               0.90%          0.16%          0.03%          1.09%          N/A          1.09%
  AST Neuberger Berman Mid-Cap Value                0.90%          0.18%          0.16%          1.24%          N/A          1.24%
  AST Alger All-Cap Growth                          0.95%          0.24%          0.05%          1.24%          N/A          1.24%
  AST MFS Growth                                    0.90%          0.30%          0.00%          1.20%          N/A          1.20%
  AST Marsico Capital Growth                        0.90%          0.14%          0.02%          1.06%         0.02%         1.04%
  AST JanCap Growth                                 0.90%          0.13%          0.01%          1.04%         0.04%         1.00%
  AST Cohen & Steers Realty                         1.00%          0.22%          0.06%          1.28%          N/A          1.28%
  AST American Century Income & Growth              0.75%          0.19%          0.00%          0.94%          N/A          0.94%
  AST INVESCO Equity Income                         0.75%          0.17%          0.03%          0.95%         0.01%         0.94%
  AST PIMCO Total Return Bond                       0.65%          0.17%          0.00%          0.82%          N/A          0.82%
  AST PIMCO Limited Maturity Bond                   0.65%          0.22%          0.00%          0.87%          N/A          0.87%

Montgomery Variable Series:
  Emerging Markets                                   1.25%          0.56%           0.00%         1.81%         0.25%         1.56%

INVESCO Variable Investment Funds, Inc.:
  Technology                                         0.72%         0.30%           0.00%          1.02%          N/A          1.02%
  Health Sciences                                    0.75%         0.32%           0.00%          1.07%          N/A          1.07%
---------------------------------------------------------------------------------------------------------------------------------------

1.       The  Investment  Manager of American  Skandia Trust has agreed to reimburse  and/or waive fees for certain
     Portfolios  until at least April 30, 2002.  The caption "Total Annual Fund  Operating  Expenses"  reflects the
     Portfolios'  fees and  expenses  before such  waivers and  reimbursements,  while the caption "Net Annual Fund
     Operating Expenses" reflects the effect of such waivers and reimbursements.
2.       This  Portfolio  was first  offered  as a  Sub-account  on July 3,  2000.  "Other  Expenses"  are based on estimated amounts for the fiscal year ended December 31, 2000.
3.       American  Skandia Trust (the "Trust")  adopted a Distribution  Plan (the  "Distribution  Plan") under Rule
     12b-1 of the  Investment  Company  Act of 1940 to permit an  affiliate  of the Trust's  Investment  Manager to receive  brokerage  commissions in connection with purchases and sales of securities held by Portfolios of the
     Trust,  and to use these  commissions  to promote the sale of shares of such  Portfolios.  While the brokerage commission  rates and amounts paid by the various  Portfolios  are not expected to increase as a result of the
     Distribution  Plan,  the staff of the Securities and Exchange  Commission  takes the position that  commission
     amounts  received  under  the  Distribution  Plan  should  be  reflected  as  distribution   expenses  of  the
     Portfolios.  The  Distribution  Fee  estimates  are  derived and  annualized  from data  regarding  commission amounts  directed to the affiliate  under the  Distribution  Plan for the fiscal year ended December 31, 2000.
     Although there are no maximum amounts  allowable,  actual  commission  amounts directed under the Distribution
     Plan will vary and the  amounts  directed  during the first full  fiscal  year of the  Plan's  operations  may differ substantially from the annualized amounts listed in the above chart.

EXPENSE EXAMPLES
These examples are designed to assist you in  understanding  the various costs and expenses you will incur with the
Annuity  over  certain  periods of time  based on  specific  assumptions.  The  examples  reflect  expenses  of our
Sub-accounts,  as well as those of the underlying  mutual fund portfolios.  The Securities and Exchange  Commission
("SEC") requires these examples.

The examples  shown  assume that:  (a) you only  allocate  Account  Value in the  Sub-accounts;  (b) the  Insurance
Charge is  assessed as 1.40% per year;  (c) the Annual  Maintenance  Fee is  reflected  as a charge  equal to 0.05%
based on an assumed  average  contract  size; (d) you make no withdrawals of Account Value during the period shown;
(e) you make no  transfers,  withdrawals,  surrender or other  transactions  that we charge a fee during the period shown;  (f) no tax charge  applies;  and (g) the  expenses  throughout  the period for the  underlying  mutual fund portfolios  will be the "Net Annual Fund Operating  Expenses," as shown above in the section  entitled  "Underlying
Mutual Fund Portfolio Annual Expenses."

These  examples do not reflect the charge for either  optional  Death  Benefit that is offered under the Annuity or the  Guaranteed  Return  Option.  If you purchase the Annuity with either  optional Death Benefit or the Guaranteed
Return  Option,  this  charge is deducted on an annual  basis in arrears in  addition to the amounts  shown  below.
Please  see the  example  of how we charge  for the  optional  Death  Benefits  and the  Guaranteed  Return  Option
following these tables.

THE EXAMPLES ARE ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A REPRESENTATION  OF PAST OR FUTURE EXPENSES OF
THE UNDERLYING MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

----------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                 (amounts shown are rounded to the nearest dollar)
----------------------------------------------------------------------------------------------------------------------------------------

                                       -------------------------------------------
                                       There  is  no  Contingent  Deferred  Sales
                                       Charge    on    withdrawals.    Therefore,
                                       whether or not you surrender  your Annuity
                                       at the end of the  applicable  time period
                                       or begin taking  annuity  payments at such
                                       time,   you   would   pay  the   following
                                       expenses on a $1,000 investment,  assuming
                                       5% annual return on assets:

                                       -------------------------------------------

                                                          After:
------------------------------------------------- --------- --------- ---------- ----------
Sub-Account:                                      1 Year    3 Years   5 Years    10 Years
------------------------------------------------- --------- --------- ---------- ----------

WFVT Asset Allocation                                25        77        131        278
WFVT Corporate Bond                                  24        74        126        268
WFVT Equity Income                                   25        77        131        278
WFVT Equity Value                                    25        77        131        278
WFVT Growth                                          25        77        131        278
WFVT International Equity                            25        77        131        278
WFVT Large Company Growth                            25        77        131        278
WFVT Small Cap Growth                                27        83        141        298
WFVT Money Market                                    23        72        123        263

AST Janus Overseas Growth                            27        82        140        297
AST American Century International Growth            28        85        145        306
AST American Century International Growth II         28        85        144        304
AST Janus Small-Cap Growth                           26        79        134        285
AST Scudder Small-Cap Growth                         26        80        137        290
AST Goldman Sachs Small-Cap Value                    26        81        138        293
AST Gabelli Small-Cap Value                          26        80        137        290
AST Janus Mid-Cap Growth                             28        85        145        307
AST Neuberger Berman Mid-Cap Growth                  26        79        135        287
AST Neuberger Berman Mid-Cap Value                   27        84        143        301
AST Alger All-Cap Growth                             27        84        143        301
AST JanCap Growth                                    27        83        141        298
AST MFS Growth                                       25        78        133        282
AST Marsico Capital Growth                           25        77        131        278
AST Cohen & Steers Realty                            28        85        145        307
AST American Century Income & Growth                 24        75        128        272
AST INVESCO Equity Income                            24        75        128        272
AST PIMCO Total Return Bond                          23        71        122        260
AST PIMCO Limited Maturity Bond                      24        73        124        265

MV Emerging Markets                                  31        94        159        333

INVESCO VIF Technology                               25        77        132        280
INVESCO VIF Health Sciences                          26        79        134        285
------------------------------------------------- --------- --------- ---------- ----------

Expenses For Optional Benefits

Guaranteed Return Option
If you elect to  participate in the Guaranteed  Return Option  program,  an annual charge of 0.25% is deducted from your  Annuity's  Account  Value.  The charge will be based on the Account Value of the  Sub-accounts  and any Fixed
Allocations  as of the date the charge is deducted.  Below is an example of how the charge for the  Optional  Death
Benefit is calculated.

Initial Purchase Payment:           $10,000
Account Value on
  Anniversary of Issue Date:        $12,500

Cost of Optional Death Benefit      0.25% X $12,500 = $31.25 per year

Enhanced Beneficiary Protection Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, an annual charge of 0.25% is deducted from your Annuity's Account Value. The charge will be based on the Account Value of the Sub-accounts and any
Fixed Allocations as of the date the charge is deducted.  Below is an example of how the charge for the Optional
Death Benefit is calculated.

Initial Purchase Payment:           $10,000
Account Value on
  Anniversary of Issue Date:        $12,500

Cost of Optional Death Benefit      0.25% X $12,500 = $31.25 per year

Since charges for the Optional Death Benefit are determined based on a percentage of Account Value, you will pay more for this benefit if your Account Value increases.  The value of the Optional Death Benefit will also
increase as the Account Value increases.    However, the Optional Death Benefit is also subject to a maximum benefit.  See the section entitled "Optional Death Benefits" for a description of the Enhanced Beneficiary
Protection Optional Death Benefit.

Guaranteed Minimum Death Benefit
If you purchase the Guaranteed Minimum Death Benefit, an annual charge of 0.35% is deducted from your Annuity's
Account Value.  The charge will be based on the current Death Benefit under the Guaranteed Minimum Death Benefit as of the date the charge is deducted.  Below is an example of how the charge for the Guaranteed Minimum Death
Benefit is calculated.

Initial Purchase Payment:           $10,000
Account Value on
  Anniversary of Issue Date:        $12,500
Current Death Benefit:              $13,000

Cost of Optional Death Benefit      0.35% X Current Death Benefit = $45.50 per year

The charge for optional Death Benefits is deducted in addition to the Insurance Charge which is deducted on a daily basis from the Account Value allocated to the Sub-accounts.  The charge for the optional Death Benefits is deducted in arrears on each anniversary of the Issue Date of the Annuity or, if you terminate the optional Death
Benefit or surrender your Annuity, on the date the termination or surrender is effective.

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment option is a Class 1 Sub-account of American Skandia Life Assurance  Corporation  Variable
Account B (see "What are Separate Accounts" for more detailed  information.) Each Sub-account  invests  exclusively in one Portfolio.  You should  carefully read the  prospectus  for any Portfolio in which you are  interested.  The following chart  classifies  each of the Portfolios  based on our assessment of their  investment  style (as of the date of this  Prospectus).  The chart also  provides a description  of each  Portfolio's  investment  objective (in italics) and a short,  summary  description of their key policies to assist you in determining which Portfolios may be of interest to you.  There is no guarantee  that any  underlying  mutual fund portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the  description.  Those portfolios whose name  includes the prefix  "AST" are  portfolios  of American  Skandia  Trust.  The  investment  manager for AST is
American  Skandia  Investment  Services,  Incorporated  ("ASISI"),  an  affiliated  company  of  American  Skandia.
However, a sub-advisor, as noted below, is engaged to conduct day-to-day investment decisions.

Some of the Portfolios  available as  Sub-accounts  under the Annuity are managed by the same portfolio  advisor or sub-advisor  as a retail mutual fund that the Portfolio may have been modeled after at the  Portfolio's  inception.
Certain  retail  mutual funds may also have been modeled  after a Portfolio.  While the  investment  objective  and policies  of the funds may be  substantially  similar,  the actual  investments  made by the funds  will  differ to varying  degrees.  Differences  in the  performance  of the  funds  can be  expected,  and in some  cases  could be substantial.  Details about the  investment  objectives,  policies,  risks,  costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds.

========================================================================================================================================
Effective  January 19, 2000, the AST Janus Small-Cap Growth portfolio is no longer offered as a Sub-account  under the Annuity.  Owners of Contracts  issued on or before  January 18, 2000 may not allocate  additional  Account  Value or make  transfers  into the AST Janus
Small-Cap Growth Sub-account,  except that, Owners who had previously elected a bank drafting, dollar cost averaging,  asset allocation and/or rebalancing  program will be allowed to continue.  However,  no changes involving the AST Janus Small-Cap Growth Sub-account may be made to such programs.

Effective March 1, 2000, the AST Janus Overseas  Growth  portfolio is no longer offered as a Sub-account  under the Annuity,  except as noted below.  Owners of Contracts  issued on or before  February 29, 2000 with Account Value allocated to the AST Janus Overseas Growth
Sub-account  may continue to allocate  Account Value and make transfers into the AST Janus Overseas Growth  Sub-account,  including any bank drafting,  dollar cost averaging,  asset allocation and rebalancing programs.  Contracts issued on or after March 1, 2000 will not be allowed to allocate Account Value to the AST Janus Overseas Growth Sub-account.

The Portfolios may be offered as a Sub-account to Contract Owners at some future date;  however,  at the present time, American Skandia has no intention to do so.
========================================================================================================================================

Please refer to Appendix B for certain  required  financial  information  related to the historical  performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Money Market:  seeks high current  income,  while  preserving  capital and liquidity.  The
   MONEY MARKET     Investment Advisor actively manages a portfolio of U.S.  dollar-denominated  high-quality money    Wells Fargo Funds
                    market  instruments,  including  debt  obligations.  They also make certain other  investments,     Management, LLC
                    including repurchase agreements.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Corporate  Bond:  seeks a high level of current income,  consistent with reasonable  risk.
                    The Portfolio  pursues its objective by actively  managing a diversified  portfolio  consisting primarily of corporate  debt  securities of any maturity.  Under normal market  conditions,  it
                    expects to maintain a dollar-weighted  average maturity for portfolio  securities of between 10    Wells Fargo Funds
                    and 15 years.  The Portfolio may invest up to 25% of its total assets in debt  securities  that     Management, LLC
                    are below  investment  grade (junk bonds) or in  securities of foreign  issuers.  The Portfolio also may invest in U.S. Government obligations.

       BOND
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation
                    of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Asset  Allocation:  seeks  long-term total return,  consistent  with reasonable  risk. The
                    Portfolio  pursues its objective by allocating and reallocating its assets among common stocks,
ASSET ALLOCA-TION   U.S.  Treasury  Bonds  and  money  market  instruments.  The  Investment  Advisor  manages  the
                    allocation of  investments  in the Portfolio  assuming a "normal"  allocation of 60% stocks and    Wells Fargo Funds
                    40% bonds.  The stock portion of the Portfolio is invested to replicate the  weightings of each     Management, LLC
                    company  comprising  the S&P 500  Index.  The bond  portion of the  Portfolio  is  invested  to replicate the Lehman Brothers 20+ Bond Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST INVESCO  Equity  Income:  seeks capital  growth and current  income while  following  sound investment  practices.  The Portfolio seeks to achieve its objective by investing in securities
                    that are expected to produce  relatively high levels of income and consistent,  stable returns.   INVESCO Funds Group,
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and           Inc.
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be
  EQUITY INCOME     invested in equity securities that do not pay regular dividends.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, high-quality  domestic  companies with  above-average  return potential based on current market
                    valuations and above-average  dividend income.  Under normal market  conditions,  the Portfolio    Wells Fargo Funds
                    invests at least 65% of its total assets in income  producing  equity  securities and in issues     Management, LLC
                    of companies with market capitalizations greater than the median of the Russell 1000 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
      GROWTH        growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
        &           potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately
   REAL ESTATE      equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio
      (REIT)        will invest  substantially all of its assets in the equity securities of real estate companies,      Cohen & Steers
                    i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction,   Capital Management,
                    financing,  management  or sale of real  estate or that has at least 50% of its  assets in real           Inc.
                    estate. Real estate companies may include real estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST JanCap Growth:  seeks growth of capital in a manner  consistent  with the  preservation  of capital.  Realization of income is not a significant  investment  consideration  and any income realized on the  Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's
                    objective.  The Portfolio will pursue its objective by investing  primarily in common stocks of      Janus Capital
                    companies that the Sub-advisor  believes are  experiencing  favorable demand for their products       Corporation
                    and services,  and which operate in a favorable  competitive  and regulatory  environment.  The
                    Sub-advisor  generally takes a "bottom up" approach to choosing  investments for the Portfolio.
                    In other words,  the Sub-advisor  seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.

 LARGE CAP EQUITY
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments
                    for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis     Marsico Capital
                    with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and     Management, LLC
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large. This is called "bottom up" stock selection.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,      Massachusetts
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Equity Value:  seeks long-term capital  appreciation.  The Portfolio pursues its objective by investing in a  diversified  portfolio  composed  primarily  of equity  securities  that are trading at low  price-to-earnings  ratios,  as measured  against the stock market as a whole or
                    against  the  individual  stock's  own price  history.  Under  normal  market  conditions,  the    Wells Fargo Funds
                    Portfolio  invests  primarily in common  stocks of both large,  well-established  companies and     Management, LLC
                    smaller  companies  with market  capitalization  exceeding $50 million at the time of purchase.
                    The Portfolio may also invest in debt  instruments that may be converted into the common stocks of both U.S. and foreign companies.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Growth:  seeks  long-term  capital  appreciation.  The Portfolio  pursues its objective by investing  primarily in common  stocks and other  equity  securities  of companies  that have a strong earnings growth trend that the Investment Advisor believes have above-average  prospects
                    for future  growth.  Under normal  market  conditions,  the  Portfolio  invests at least 65% of    Wells Fargo Funds
                    total  assets in equity  securities,  including  common and  preferred  stocks  and  securities     Management, LLC
                    convertible  into common stocks.  The investment  strategy is focused on larger  capitalization stocks that fall within, but towards the higher end of, the range of the Russell 1000 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Large Company Growth:  seeks long-term  capital  appreciation.  The Portfolio  pursues its objective by investing  primarily in common stocks of large,  high-quality  domestic  companies
 LARGE CAP EQUITY   that the Investment  Advisor believes have superior growth  potential.  The Investment  Advisor    Wells Fargo Funds
     (Cont.)        looks for companies  that are  attractively  valued with  fundamental  characteristics  that it     Management, LLC
                    believes are significantly  better than the market average and support internal earnings growth capability.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus Mid-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in common stocks,  selected for their growth  potential,  and normally invests at least 65% of its
                    equity  assets  in  medium-sized  companies.  For  purposes  of  the  Portfolio,   medium-sized
                    companies  are those whose market  capitalizations  (measured at the time of  investment)  fall      Janus Capital
                    within the range of  companies  in the  Standard & Poor's  MidCap  400 Index.  The  Sub-advisor       Corporation
                    seeks  to  identify  individual  companies  with  earnings  growth  potential  that  may not be recognized by the market at large.

  MID-CAP EQUITY
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Growth:  seeks capital growth. The Portfolio  primarily invests in
                    the common stocks of mid-cap  companies,  i.e.,  companies  with equity market  capitalizations     Neuberger Berman
                    from $300 million to $10 billion at the time of investment.  The Portfolio is normally  managed        Management
                    using a growth-oriented  investment approach.  The Sub-advisor looks for fast-growing companies       Incorporated
                    that are in new or rapidly evolving industries.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Value:  seeks capital growth.  The Portfolio  primarily invests in the  common  stocks of  mid-cap  companies.  Under the  Portfolio's  value-oriented  investment
                    approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued     Neuberger Berman
                    and that may rise in price  before  other  investors  realize  their  worth.  Factors  that the        Management
                    Sub-advisor may use to identify these companies  include strong  fundamentals,  including a low       Incorporated
                    price-to-earnings  ratio,  consistent cash flow, and a sound track record through all phases of the market cycle.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Small-Cap  Growth:  seeks capital  growth.  The  Portfolio  pursues its objective by normally  investing  at least  65% of its  total  assets in the  common  stocks of  small-sized
                    companies,  i.e.,  those that have market  capitalizations  of less than $1.5 billion or annual      Janus Capital
                    gross revenues of less than $500 million.                                                             Corporation

 SMALL CAP EQUITY

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Scudder  Small-Cap  Growth (f/k/a AST Kemper  Small-Cap  Growth):  seeks maximum  growth of investors' capital from a portfolio  primarily of growth stocks of smaller companies.  At least
                    65% of the  Portfolio's  total assets  normally  will be invested in the equity  securities  of
                    smaller  companies,  i.e.,  those having a market  capitalization  of $2 billion or less at the      Zurich Scudder
                    time of  investment,  many of which  would be in the early  stages  of their  life  cycle.  The    Investments, Inc.
                    Portfolio seeks  attractive  areas for investment that arise from factors such as technological advances, new marketing methods, and changes in the economy and population.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman  Sachs  Small-Cap  Value (f/k/a AST Lord Abbett Small Cap Value):  seeks  long-term capital  appreciation.  The Portfolio will seek its objective through investments  primarily in equity  securities  that are  believed to be  undervalued  in the  marketplace.  The  Portfolio
                    primarily  seeks  companies  that  are  small-sized,  based on the  value of their  outstanding   Goldman Sachs Asset
                    stock. Specifically,  under normal circumstances,  at least 65% of the Portfolio's total assets        Management
                    will be invested in common stocks issued by smaller,  less  well-known  companies  (with market capitalizations of less than $4 billion at the time of investment).
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  Small-Cap  Value (f/k/a AST T. Rowe Price Small Company  Value):  seeks to provide long-term capital growth by investing primarily in  small-capitalization  stocks that appear to be  undervalued.  The Portfolio will normally invest at least 65% of its total assets in stocks
                    and   equity-related   securities   of  small   companies   ($1   billion  or  less  in  market          GAMCO
                    capitalization).  Reflecting a value approach to investing,  the Portfolio will seek the stocks     Investors, Inc.
                    of companies  whose current stock prices do not appear to adequately  reflect their  underlying value as measured by assets, earnings, cash flow or business franchises.

 SMALL CAP EQUITY
     (Cont.)
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Small Cap  Growth:  seeks  long-term  capital  appreciation.  The  Portfolio  pursues  its objective by investing in a diversified  portfolio of common  stocks issued by companies  whose market  capitalization  falls with the range of the Russell 2000 Index.  The Portfolio  invests
                    in common stocks of domestic and foreign  companies that the Investment  Advisor  believes have    Wells Fargo Funds
                    above-average  prospects  for capital  growth,  or that may be  involved  in new or  innovative     Management, LLC
                    products,  services and processes.  Under normal market conditions, the Portfolio invests in an actively managed, broadly diversified portfolio of small-cap  growth-oriented common stocks and in at least 20 common stock issues spread across  multiple  industry  groups and sectors of the economy.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to achieve its  investment  objective  by  investing  primarily  in equity  securities  of foreign companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal
                    conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of     American Century
                    issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a        Investment
                    growth  investment  strategy it developed  that looks for  companies  with earnings and revenue     Management, Inc.
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment selections,  including the prospects for relative  economic  growth among countries or regions, economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations and tax considerations.

  INTER-NATIONAL
      EQUITY
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST American Century International Growth II: The investment  objective,  policies and risks of     American Century
                    the Portfolio are  substantially  identical to those of the AST American Century  International        Investment
                    Growth Portfolio as described immediately above.                                                    Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Overseas  Growth:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective  primarily  through  investments  in common  stocks  of  issuers  from at least  five
                    different  countries,  excluding the United States.  Securities are generally  selected without      Janus Capital
                    regard to any defined allocation among countries,  geographic  regions or industry sectors,  or       Corporation
                    other similar selection procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT International Equity: seeks total return, with an emphasis on capital  appreciation,  over the  long-term.  The Portfolio  pursues its  objective by investing  primarily in a diversified portfolio of equity  securities  of  companies  based in developed  non-U.S.  countries  and in
                    emerging markets of the world. Under normal market  conditions,  the Portfolio invests at least    Wells Fargo Funds
                    80% of its total  assets in equity  securities  of companies  located or operating  outside the     Management, LLC
                    U.S. and in a minimum of five  countries  exclusive of the U.S. The  Portfolio may invest up to
                    50% of its total assets in any one country and up to 25% of total  assets in emerging  markets.
                    Generally,  the  Portfolio  invests in issuers  with an average  market  capitalization  of $10 billion  or  more,  although  it may  invest  in  equity  securities  of  issuers  with  market capitalization as low as $250 million.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under
                    normal  conditions  by investing at least 65% of its total assets in stocks of companies of any     Montgomery Asset
 EMERGING MARKETS   size based in the world's  developing  economies.  Under  normal  conditions,  investments  are     Management, LLC
                    maintained  in at least six  countries at all times and no more than 35% of total assets in any single one of them.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Sector funds generally  diversify their investments across particular economic sectors.  However,  because those investments are limited to a  comparatively  narrow segment of the economy,  sector funds are generally not as diversified as most mutual funds.  Sector funds tend to be more  volatile  than other types of funds.  The value of fund shares may go up and down more rapidly  than other  funds.  Each sector of the economy may also have different  regulatory or other risk factors that can cause greater  fluctuations in the share price.  Please read the prospectus for the underlying sector fund for further details about the risks of the particular sector of the economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The
                    Portfolio  invests  primarily in the equity  securities of companies  that develop,  produce or distribute  products or services related to health care. These companies  include,  but are not
                    limited to,  medical  equipment  or  supplies,  pharmaceuticals,  health care  facilities,  and   INVESCO Funds Group,
                    applied research and development of new products or services.  The investment  advisor attempts           Inc.
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care
      SECTOR        companies, which have new products or are increasing their market share of existing products.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio invests  primarily  in  the  equity  securities  of  companies  engaged  in  technology-related industries.  These include,  but are not limited to,  communications,  computers,  electronics,
                    Internet, IT services and consulting,  oceanography, office and factory automation, networking,   INVESCO Funds Group,
                    applied  technology,  biotechnology,  robotics  and video.  A core  portion of the  Portfolio's           Inc.
                    holdings are invested in  market-leading  technology  companies  which the  investment  advisor
                    believes  will  maintain  or  improve  their  market  share   regardless  of  overall  economic
                    conditions.  The  remainder  of  the  Portfolio's  holdings  consist  of  faster-growing,  more volatile  technology  companies which the investment advisor believes to be emerging leaders in their fields.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We  offer  fixed  investment  options  of  different  durations  during  the  accumulation   period.  These  "Fixed
Allocations"  earn a  guaranteed  fixed rate of interest  for a  specified  period of time,  called the  "Guarantee
Period."  In most  states,  we offer Fixed  Allocations  with  Guarantee  Periods  from 1 to 10 years.  We may also offer  special  purpose Fixed  Allocations  for use with certain  optional  investment  programs.  We guarantee the fixed rate for the entire Guarantee  Period.  However,  if you withdraw or transfer Account Value before the end of the  Guarantee  Period,  we will  adjust the value of your  withdrawal  or  transfer  based on a formula,  called a
"Market  Value  Adjustment."  The Market  Value  Adjustment  can either be positive or  negative,  depending on the rates that are currently being credited on Fixed  Allocations.  Please refer to the section  entitled "How does the
Market Value  Adjustment  Work?" for a description of the formula along with examples of how it is calculated.  You may allocate Account Value to more than one Fixed Allocation at a time.

Fixed Allocations are currently not available in the state of Maryland, Nevada, Oregon, Utah and Washington.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

There is no Contingent Deferred Sales Charge applied if you surrender your Annuity or make a partial withdrawal.

Annual  Maintenance  Fee:  During  the  accumulation  period  we  deduct  an Annual  Maintenance  Fee.  The  Annual
Maintenance  Fee is $30.00 or 2% of your Account Value invested in the variable  investment  options,  whichever is less.  This fee will be  deducted  annually  on the  anniversary  of the  Issue  Date of your  Annuity  or,  if you surrender  your Annuity  during the Annuity  Year,  the fee is deducted at the time of  surrender.  We may increase the Annual  Maintenance  Fee.  However,  any  increase  will only apply to  Annuities  issued after the date of the increase.

Optional  Benefits:  If you elect to purchase either optional Death Benefit,  we will deduct the annual charge from your Account  Value on the  anniversary  of your  Annuity's  Issue Date or, under certain  circumstances  on a date other than the  anniversary  date.  Under  certain  circumstances,  we may deduct a pro-rata  portion of the annual charge for the optional Death Benefit.  Please refer to the section  entitled  "Death Benefit" for a description of the charge for each  Optional  Death  Benefit.  If you elect to purchase  the  Guaranteed  Return  Option,  we will deduct the annual charge from your Account Value on the  anniversary  of your Annuity's  Issue Date.  Under certain circumstances,  we may deduct a pro-rata  portion of the annual charge for the  Guaranteed  Return  Option.  Please refer to the section  entitled  "Managing  Your  Account  Value - Do you offer  programs  designed  to  guarantee a
"return of premium" at a future date?" for a description of the charge for the Guaranteed Return Option.

Transfer Fee:  Currently,  you may make twenty (20) free transfers  between  investment  options each Annuity Year.
We will charge  $10.00 for each transfer  after the  twentieth in each Annuity  Year. We do not consider  transfers made as part of a dollar cost  averaging  program when we count the twenty free  transfers.  Transfers made as part of a rebalancing,  market timing or third party investment  advisory service will be subject to the twenty-transfer limit.  However,  all  transfers  made on the same day will be treated as one (1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its  Guarantee  Period are not subject to the Transfer Fee and are not counted toward the twenty free  transfers.  We may reduce the number of free  transfers  allowable each
Annuity Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of  electronic means to transmit your transfer  requests.  We may  eliminate  the Transfer Fee for transfer  requests  transmitted electronically or through other means that reduce our processing costs.

Tax Charges:  Several states and some municipalities  charge premium taxes or similar taxes. The amount of tax will vary from  jurisdiction to jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%. We generally  will deduct the amount of tax payable at the time the tax is imposed,  but may also decide to deduct tax charges  from each  Purchase  Payment at the time of a  withdrawal  or surrender of your Annuity or at the time you elect  to begin  receiving  annuity  payments.  We may  assess a charge  against  the  Sub-accounts  and the  Fixed
Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an  Insurance  Charge  daily  against  the  average  daily  assets  allocated  to the
Sub-accounts.  The charge is equal to 1.40% on an annual  basis.  The  Insurance  Charge is intended to  compensate
American  Skandia for providing  the  insurance  benefits  under the Annuity,  including the Annuity's  basic death benefit that  provides  guaranteed  benefits to your  beneficiaries  even if the market  declines and the risk that persons  we  guarantee  annuity  payments  to will  live  longer  than our  assumptions.  The  charge  also  covers administrative  costs  associated  with  providing the Annuity  benefits,  including  preparation  of the contract, confirmation  statements,  annual account  statements  and annual  reports,  legal and  accounting  fees as well as various related expenses.  Finally,  the charge covers the risk that our assumptions about the  administrative  and non-mortality  expenses under this Annuity are incorrect.  We may increase the portion of the Insurance  Charge for administrative costs.  However, any increase will only apply to Annuities issued after the date of the increase.

American  Skandia  may make a profit on the  Insurance  Charge if,  over time,  the actual  cost of  providing  the guaranteed  insurance  obligations  under the Annuity are less than the amount we deduct for the Insurance  Charge.
To the extent we make a profit on the Insurance  Charge,  such profit may be used for any other corporate  purpose, including  payment of other expenses that American Skandia incurs in distributing,  issuing and  administering  the
Annuity.

The Insurance Charge is not deducted against assets allocated to a fixed  investment  option.  However,  the amount we credit to Fixed  Allocations may also reflect similar  assumptions  about the insurance  guarantees  provided to
Contract Owners under the Annuity.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges directly against the Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management fee,  operating  expenses and any distribution and service (12b-1) fees that may  apply.  More  detailed  information  about  fees  and  charges  can be  found  in  the  prospectuses  for  the
Portfolios.  Please also see "Service Fees Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted when determining the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge against Account Value allocated to the  Sub-accounts, we also take into consideration  mortality,  expense,  administration,  profit and other factors in determining the interest  rates we  credit to Fixed  Allocations.  Any Tax  Charge  applies  to  amounts  that are  taken  from the variable  investment  options or the Fixed  Allocations.  A Market Value  Adjustment  may also apply to  transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYOUT?
In certain  states a tax is due if and when you  exercise  your right to receive  periodic  annuity  payments.  The amount  payable will depend on the applicable  jurisdiction  and on the annuity  payment option you select.  If you select a fixed  payment  option,  the amount of each fixed payment will depend on the Account Value of your Annuity when you elected to annuitize.  There is no specific charge deducted from these  payments;  however,  the amount of each annuity payment reflects  assumptions  about our insurance  expenses.  If you select a variable payment option that we may offer,  then the amount of your  benefits  will  reflect  changes in the value of your Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate  certain fees and charges or alter the manner in which the  particular  fee or charge is deducted.  For example,  we may reduce or eliminate the amount of the Annual  Maintenance Fee or reduce the portion of the Insurance Charge for administrative  costs.  Generally,  these types of changes will be based on a reduction to our sales,  maintenance or  administrative  expenses due to the nature of the individual or group purchasing the
Annuity.  Some of the  factors we might  consider in making  such a decision  are:  (a) the size and type of group;
(b) the  number of  Annuities  purchased  by an Owner;  (c) the  amount  of  Purchase  Payments  or  likelihood  of additional  Purchase Payments;  and/or (d) other transactions where sales,  maintenance or administrative  expenses are likely to be reduced.  We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial Purchase Payment:  You must make a minimum initial Purchase Payment of $15,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial  Purchase
Payment provided that, within the first Annuity Year, you make at least $15,000 in total Purchase Payments.

Where  allowed  by law,  initial  Purchase  Payments  in  excess  of  $1,000,000  require  our  approval  prior  to acceptance.  We  may  apply  certain  limitations  and/or  restrictions  on  the  Annuity  as a  condition  of  our acceptance,  including limiting the liquidity features or the Death Benefit protection  provided under the Annuity, changing the number of transfers  allowable  under the Annuity or restricting the  Sub-accounts  that are available to the Contract owner.  Other limitations and/or restrictions may apply.

Age Restrictions:  There is no age restriction to purchase the Annuity.  However,  the basic Death Benefit provides greater  protection  for a period  of ten (10)  years  from the  Issue  Date  but not  beyond  age 90.  There is no
Contingent  Deferred  Sales  Charge  deducted  upon  surrender  or  partial  withdrawal.  However,  if  you  take a distribution  prior to age 591/2, you may be subject to a 10% penalty in addition  to ordinary  income  taxes on any gain.

Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s),
Annuitant and one or more Beneficiaries for your Annuity.

|X|      Owner:  The Owner(s)  holds all rights  under the Annuity.  You may name more than one Owner in which case
         -----
       all  ownership  rights are held  jointly.  However,  this Annuity does not provide a right of  survivorship.
       Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant  is the  person we agree to make  annuity  payments  to and upon  whose life we
         ---------
       continue to make such  payments.  You must name an  Annuitant  who is a natural  person.  We do not accept a designation of joint Annuitants  during the accumulation  period.  Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent  Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of  "Considerations  for Contingent  Annuitants" in the Tax
       Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the  person(s) or entity you name to receive the death  benefit.  If no
         -----------
       beneficiary is named the death benefit will be paid to you or your estate.

Your  right  to make  certain  designations  may be  limited  if  your  Annuity  is to be  used as an IRA or  other
"qualified"  investment  that is given  beneficial  tax  treatment  under the Code.  You should seek  competent tax advice on the income, estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change  the Owner,  Annuitant  and  Beneficiary  designations  by  sending us a request in  writing.  Where allowed by law,  such changes will be subject to our  acceptance.  Some of the changes we will not accept  include, but are not limited to:
|X|      a new Owner  subsequent to the death of the Owner or the first of any joint Owners to die,  except where a spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified"  investments,  a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary  is the  surviving  spouse
unless  you  elect  an  alternative   Beneficiary   designation.   Unless  you  elect  an  alternative  Beneficiary
designation,  upon the death of either spousal  Owner,  the surviving  spouse may elect to assume  ownership of the
Annuity  instead of taking the Death  Benefit  payment.  The Death Benefit that would have been payable will be the new  Account  Value of the  Annuity  as of the  date of due  proof of death  and any  required  proof of a  spousal relationship.  As of the date the  assumption  is  effective,  the  surviving  spouse  will have all the rights and benefits  that would be available  under the Annuity to a new  purchaser of the same  attained age. For purposes of determining  any future Death  Benefit for the  surviving  spouse,  the new Account Value will be considered as the initial  Purchase  Payment.  However,  any additional  Purchase  Payments  applied after the date the assumption is effective will be subject to all provisions of the Annuity.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the surviving  spouse is named as a Contingent  Annuitant,  upon the death of the Annuitant,  the surviving  spouse will become the  Annuitant.  No Death Benefit is payable upon the death of the  Annuitant.  However,  the Account  Value of the Annuity as of the date of due proof of death of the  Annuitant
(and any  required  proof of the spousal  relationship)  will reflect the amount that would have been payable had a
Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
(The right to return the Annuity is often referred to as the "free-look" right or "right to cancel.")

If after  purchasing  your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain  period of time known as a right to cancel  period.  Depending on the state in which you purchased your Annuity and, in some states,  if you purchased the Annuity as a replacement  for a prior  contract,  the right to cancel  period may be ten (10) days,  twenty-one  (21) days or longer,  measured from the time that you received your Annuity.  If you return your Annuity during the applicable  period,  we will refund your current Account Value plus any tax charge  deducted.  This  amount  may be higher or lower than your  original  Purchase  Payment.  Where required  by law, we will  return  your  current  Account  Value or the amount of your  initial  Purchase  Payment, whichever  is  greater.  The same rules may apply to an  Annuity  that is  purchased  as an IRA.  In any  situation where we are  required  to return the greater of your  Purchase  Payment or Account  Value,  we may  allocate  your
Account  Value to the WFVT  Money  Market  Sub-account  during  the right to  cancel  period  and for a  reasonable additional amount of time to allow for delivery of your Annuity.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The minimum  amount  that we accept as an  additional  Purchase  Payment is $100  unless you  participate  in "Auto
Saver" or a periodic  purchase  payment  program.  We will  allocate  any  additional  Purchase  Payments  you make according to your most recent  allocation  instructions,  unless you request new allocations  when you submit a new
Purchase Payment.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your Annuity by  authorizing  us to deduct money directly from your
              ----------
bank account and applying it to your  Annuity.  This type of program is often called "bank  drafting".  We call our bank  drafting  program  "Auto  Saver".  Purchase  Payments  made  through  Auto Saver may only be allocated to the variable  investment  options when  applied.  Auto Saver  allows you to invest in an Annuity  with a lower  initial
Purchase  Payment,  as long as you authorize  payments that will equal at least $15,000  during the first 12 months of your Annuity.  We may suspend or cancel bank drafting  privileges  if  sufficient  funds are not available  from the applicable financial institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These  types of  programs  are only  available  with  certain  types of  qualified  investments.  If your  employer sponsors such a program,  we may agree to accept periodic  Purchase  Payments through a salary reduction program as long as the allocations are made only to variable  investment  options and the periodic  Purchase Payments received in the first year total at least $15,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase
Payments.)

Initial  Purchase  Payment:  Once we accept your  application,  we invest your net Purchase Payment in the Annuity.
The net  Purchase  Payment  is your  initial  Purchase  Payment  minus  any tax  charges  that may  apply.  On your application  we ask you to provide us with  instructions  for  allocating  your  Account  Value.  You can  allocate
Account Value to one or more variable investment options or Fixed Allocations.

In those  states  where we are required to return your  Purchase  Payment if you exercise  your right to return the
Annuity,  we initially  allocate all amounts that you choose to allocate to the variable  investment options to the
WFVT Money Market  Sub-account.  At the end of the right to cancel  period we will  reallocate  your Account  Value according to your most recent  allocation  instructions.  Where  permitted by law, we will  allocate  your Purchase
Payments  according  to your  initial  instructions,  without  temporarily  allocating  to the  WFVT  Money  Market
Sub-account.  To do this,  we will ask that you execute our form called a "return  waiver"  that  authorizes  us to allocate your  Purchase  Payment to your chosen  Sub-accounts  immediately.  If you submit the "return  waiver" and then decide to return your Annuity during the right to cancel period,  you will receive your current  Account Value which may be more or less  than your  initial  Purchase  Payment  (see  "May I Return  the  Annuity  if I Change my
Mind?").

Subsequent  Purchase  Payments:  We will  allocate any  additional  Purchase  Payments  you make  according to your current  allocation  instructions.  If any rebalancing or asset allocation  programs are in effect,  the allocation should conform with such a program.  We assume that your current  allocation  instructions are valid for subsequent
Purchase  Payments until you make a change to those  allocations or request new  allocations  when you submit a new
Purchase Payment.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the  accumulation  period you may transfer  Account  Value  between  investment  options.  Transfers are not subject to taxation on any gain. We currently  limit the number of  Sub-accounts  you can invest in at any one time to twenty (20).  However,  you can invest in an  unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account  you allocate  Account  Value to at the time of any  allocation  or  transfer.  If you request a transfer  and,  as a result of the  transfer,  there would be less than $500 in the  Sub-account,  we may transfer the  remaining  Account Value in the  Sub-account  pro rata to the other  investment  options to which you transferred.

Currently,  we  charge  $10.00  for each  transfer  after the  twentieth  (20th) in each  Annuity  Year,  including transfers  made as part of any  rebalancing,  market  timing,  asset  allocation or similar  program which you have authorized.  Transfers  made as part of a dollar  cost  averaging  program  do not count  toward  the  twenty  free transfer  limit.  Renewals  or  transfers  of Account  Value from a Fixed  Allocation  at the end of its  Guarantee
Period are not subject to the transfer  charge.  We may reduce the number of free transfers  allowable each Annuity
Year (subject to a minimum of eight)  without  charging a Transfer Fee unless you make use of  electronic  means to
transmit  your  transfer  requests.   We  may  eliminate  the  Transfer  Fee  for  transfer  requests   transmitted
electronically or through other means that reduce our processing costs.

We reserve the right to limit the number of  transfers  in any  Annuity  Year for all  existing  or new Owners.  We also reserve the right to limit the number of  transfers in any Annuity Year or to refuse any transfer  request for an Owner or certain Owners if: (a) we believe that  excessive  trading or a specific  transfer  request or group of transfer  requests may have a detrimental  effect on Unit Values or the share prices of the  Portfolios;  or (b) we are  informed by one or more of the  Portfolios  that the  purchase  or  redemption  of shares  must be  restricted because of excessive  trading or a specific  transfer or group of transfers is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above  could  occur  would be if the  aggregate  amount of a trade or trades  represented  a  relatively  large proportion of the total assets of a particular  Portfolio.  Under such a  circumstance,  we will process  transfers according  to our rules then in effect  and  provide  notice if the  transfer  request  was  denied.  If a transfer request is denied, a new transfer request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes.  We offer  Dollar  Cost  Averaging  during  the  accumulation  period.  Dollar  Cost  Averaging  allows you to systematically  transfer an amount each month from one investment  option to one or more other investment  options.
You can choose to transfer  earnings only,  principal plus earnings or a flat dollar amount.  Dollar Cost Averaging allows you to invest  regularly each month,  regardless of the current unit value (or price) of the  Sub-account(s)
you invest in.  This  enables  you to  purchase  more units when the market  price is low and fewer  units when the market  price  is  high.  This  may  result  in a lower  average  cost of units  over  time.  However,  there is no guarantee that Dollar Cost Averaging will result in a profit or protect  against a loss in a declining  market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost  Averaging  from
Fixed Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal  plus  earnings.  If  transferring  principal plus earnings, the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE: When a Dollar Cost Averaging  program is established from a Fixed  Allocation,  the fixed rate of interest we credit to your  Account  Value is applied to a  declining  balance  due to the  transfers  of Account  Value to the
Sub-accounts  during the Guarantee  Period.  This will reduce the effective rate of return on the Fixed  Allocation over the Guarantee Period.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation  period,  we offer automatic  rebalancing  among the variable  investment  options you choose.  You can choose to have your  Account  Value  rebalanced  quarterly,  semi-annually,  or  annually.  On the appropriate date, your variable  investment options are rebalanced to the allocation  percentages you request.  For example,  over time the  performance  of the  variable  investment  options will  differ,  causing your  percentage allocations to shift.  With  automatic  rebalancing,  we transfer the  appropriate  amount from the  "overweighted"
Sub-accounts  to the  "underweighted"  Sub-accounts to return your  allocations to the percentages you request.  If you request a transfer from or into any variable  investment  option  participating  in the  automatic  rebalancing program,  we will assume that you wish to change  your  rebalancing  percentages  as well,  and will  automatically adjust the rebalancing  percentages in accordance with the transfer unless we receive  alternate  instructions from you.

You must have a minimum  Account  Value of at least  $10,000 to enroll in automatic  rebalancing.  All  rebalancing transfers  made on the same day as part of an automatic  rebalancing  program are  considered  as one transfer when counting the number of transfers each year toward the maximum number of free  transfers.  We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two  different  programs  for  investors  who wish to invest in the variable  investment  options but also wish to  protect  their  principal,  at least as of a  specific  date in the  future.  You may not want to use either of these programs if you expect to begin taking annuity payments before the program would be completed.

Balanced Investment Program
We offer a balanced  investment  program where a portion of your Account  Value is allocated to a Fixed  Allocation and the remaining Account Value is allocated to the variable  investment  options that you select.  When you enroll in the Balanced  Investment  program,  you choose the duration that you wish the program to last.  This  determines the duration of the Guarantee  Period for the Fixed  Allocation.  Based on the fixed rate for the Guarantee  Period chosen,  we calculate the portion of your Account  Value that must be allocated to the Fixed  Allocation to grow to a specific  "principal  amount"  (such as your initial  Purchase  Payment).  We  determine  the amount based on the rates  then in effect for the  Guarantee  Period you  choose.  If you  continue  the  program  until the end of the
Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed Allocation
will have grown to equal the "principal  amount".  Withdrawals or transfers  from the Fixed  Allocation  before the end of the Guarantee  Period will  terminate the program and may be subject to a Market Value  Adjustment.  You can transfer  the  Account  Value  that is not  allocated  to the  Fixed  Allocation  between  any of the  Sub-accounts available  under the Annuity.  Account Value you allocate to the variable  investment  options is subject to market fluctuations  and may increase or decrease in value.  We do not deduct a charge for  participating  in the Balanced
Investment Program.

         Example
         Assume you invest  $100,000.  You choose a 10-year  program and allocate a portion of your  Account  Value to a Fixed  Allocation  with a 10-year  Guarantee  Period.  The rate for the 10-year  Guarantee  Period is
         5.33%*.  Based on the fixed  interest rate for the  Guarantee  Period  chosen,  the factor is 0.594948 for determining  how much of your Account  Value will be allocated  to the Fixed  Allocation.  That means that
         $59,495 will be allocated to the Fixed  Allocation  and the  remaining  Account  Value  ($41,505)  will be allocated to the variable  investment  options.  Assuming  that you do not make any  withdrawals  from the
         Fixed  Allocation,  it will  grow to  $100,000  at the end of the  Guarantee  Period.  Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

Guaranteed Return OptionSM
We also offer a seven-year  program where we monitor your Account Value daily and  systematically  transfer amounts between Fixed  Allocations and the variable  investment  options you choose.  American  Skandia  guarantees that at the end of the seventh  (7th) year from  commencement  of the  program,  you will receive no less than the original amount invested (such as your initial  Purchase  Payment).  Account Value is only  transferred to and maintained in
                                                                             ----
Fixed  Allocations to the extent we, in our sole  discretion,  deem is necessary to support our guarantee under the program.  This differs from the Balanced  Investment  program where a set amount is allocated to a Fixed Allocation regardless of the performance of the underlying  Sub-accounts.  With the Guaranteed Return Option,  your Annuity is able to  participate  in the  upside  potential  of the  Sub-accounts  while  only  transferring  amounts  to Fixed
Allocations to protect against significant market downturns.

Each business day we monitor the performance of your Account Value to determine  whether it is greater than,  equal to or below our  "reallocation  trigger",  described  below.  Based on the performance of the Sub-accounts in which you choose to allocate  your Account Value  relative to the  reallocation  trigger,  we may transfer some or all of your  Account  Value to or from a Fixed  Allocation.  You have  complete  discretion  over the  allocation  of your
Account  Value that  remains  allocated  in the  variable  investment  options.  However,  we reserve  the right to restrict certain Portfolios if you participate in the program.

|X|      Account  Value  greater  than or equal to  reallocation  trigger:  Account  Value in  variable  investment options  remains  allocated  according  to your most  recent  instructions.  If a portion  of Account
              Value was  previously  allocated to a Fixed  Allocation,  those amounts may be  transferred  from the
              Fixed  Allocation and  re-allocated to the variable  investment  options  pro-rata  according to your current allocations.  A Market Value Adjustment will apply.

|X|      Account  Value below  reallocation  trigger:  A portion of your Account  Value in the variable  investment options is  transferred  to a new Fixed  Allocation.  These  amounts  are  transferred  on a pro-rata basis from the variable  investment  options.  The new Fixed  Allocation will have a Guarantee Period equal to the remaining  duration in the Guaranteed  Return  Option.  The Account Value applied to the new Fixed  Allocation  will be  credited  with the fixed  interest  rate then being  applied to a new
              Fixed  Allocation of the next higher yearly  duration.  The Account Value will remain invested in the
              Fixed  Allocation  until the maturity date of the program  unless,  at an earlier date,  your Account
              Value is at or above  the  reallocation  trigger  and  amounts  can be  transferred  to the  variable investment  options (as  described  above)  while  maintaining  the  guarantee  protection  under the program.

American  Skandia uses an allocation  mechanism  based on assumptions of expected and maximum market  volatility to determine  the  reallocation  trigger.  The  allocation  mechanism is used to determine  the  allocation of Account
Value between Fixed  Allocations and the  Sub-accounts  you choose.  American  Skandia reserves the right to change the allocation mechanism and the reallocation trigger at its discretion.

Program Termination
The  Guaranteed  Return  Option  will  terminate  on its  maturity  date.  You can  elect to  participate  in a new
Guaranteed  Return  Option or  re-allocate  your Account  Value at that time.  Any Account  Value  allocated to the
Fixed  Allocations  will  be  transferred  to the  WFVT  Money  Market  Sub-account,  unless  you  provide  us with alternative  instructions.  On the program  maturity  date, if your Account Value is below the initial  investment,
American  Skandia  will  apply  additional  amounts  to your  Account  Value  so that it is  equal  to the  initial investment  in the  program.  Any  amounts  added to your  Account  Value will be applied to the WFVT Money  Market
Sub-account,  unless you provide us with  alternative  instructions.  We will  notify you of any  amounts  added to your Account Value under the program.  We do not consider  amounts added to your Account Value to be "investment in the contract" for income tax purposes.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      You may  terminate  the  Guaranteed  Return  Option at any time.  American  Skandia  does not  provide any guarantees upon termination of the program.
|X|      Withdrawals  from your Annuity while the program is in effect will reduce the guaranteed  amount under the program in  proportion  to the Account  Value at the time of the  withdrawal.  Withdrawals  will be subject to all other  provisions  of the  Annuity,  including  any  Contingent  Deferred  Sales  Charge  or Market  Value
     Adjustment that would apply.
|X|      Additional  Purchase  Payments  applied to the Annuity  while the program is in effect will only  increase the amount guaranteed;  however,  all or a portion of any additional Purchase Payments may be allocated to the
     Fixed Allocations.
|X|      Annuity Owners cannot transfer  Account Value to or from a Fixed  Allocation  while  participating  in the program and cannot  participate  in any dollar cost  averaging  program that  transfers  Account  Value from a
     Fixed Allocation to the variable investment options.
|X|      Transfers  from  Fixed  Allocations  will be  subject to the Market  Value  Adjustment  formula  under the
     Annuity;  however,  the 0.10% "cushion"  feature of the formula will not apply. A Market Value  Adjustment may be  either  positive  or  negative.  Transfer  amounts  will be taken  from the most  recently  applied  Fixed
     Allocation.
|X|      Transfers from the Sub-accounts to Fixed Allocations or from Fixed  Allocations to the Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      The  Guaranteed  Return  Option will  terminate:  (a) upon the death of the Owner or the  Annuitant (in an entity owned contract); and (b) as of the date Account Value is applied to begin annuity payments.
|X|      You can elect to restart the seven (7) year program  duration on any  anniversary of the Issue Date of the
     Annuity.  The Account Value on the date the restart is effective will become the new  guaranteed  amount under the program.  You can only elect the program once per Annuity Year.

Charges under the Program
We charge a fee of 0.25% of Account Value per year to participate in the  Guaranteed  Return Option.  The charge is deducted to  compensate  American  Skandia for: (a) the risk that your  Account  Value on the maturity  date of the program is less than the amount  guaranteed;  and (b)  administration  of the  program.  The charge is  deducted in arrears  on an annual  basis on each  anniversary  of the Issue  Date of the  Annuity.  If you  choose to begin the program on a date other than the Issue Date of the Annuity or an anniversary  of the Issue Date of the Annuity,  we will  charge a pro-rata  portion of the  annual  charge for the  remaining  portion  of the  Annuity  Year.  If the program  terminates  before  completion  for any reason other than death or  medically-related  surrender,  we will assess a  pro-rata  portion of the annual  charge.  We will  deduct  the  annual  charge for  participating  in the program pro-rata from the variable investment options.

MAY I AUTHORIZE MY FINANCIAL PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes. You may authorize  your financial  professional  to direct the allocation of your Account Value and to request financial  transactions  between  investment  options while you are living,  subject to our rules.  We require that you provide us with  written  proof that you have  authorized  your  financial  professional  to request  financial transactions  on your behalf.  You must contact us immediately if and when you revoke such  authority.  We will not be  responsible  for acting on  instructions  from your financial  professional  if you fail to inform us that such person's  authority  has been revoked.  We may also suspend or cancel these  privileges at any time. We will notify you if we do.

We or an affiliate of ours may provide  administrative support to licensed,  registered financial  professionals or
investment  advisors  who  you  authorize  to  make  financial   transactions  on  your  behalf.   These  financial
professionals  may be firms or  persons  who  also  are  appointed  by us as  authorized  sellers  of the  Annuity.
However,  we do not offer advice about how to allocate  your Account  Value under any  circumstance.  Any financial professionals  you engage to provide advice and/or make  transfers for you is not acting on our behalf.  We are not responsible  for any  recommendations  such financial  professionals  make,  any market timing or asset  allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require financial  professionals or investment  advisors,  who are authorized by multiple contract owners to make financial  transactions,  to enter into an  administrative  agreement with American  Skandia as a condition of our accepting  transactions on your behalf.  The  administrative  agreement may impose limitations on the financial
professional's  or  investment  advisor's  ability  to  request  financial   transactions  on  your  behalf.  These
limitations are intended to minimize the  detrimental  impact of a financial  professional  who is in a position to transfer  large amounts of money for multiple  clients in a particular  Portfolio or type of portfolio or to comply with specific  restrictions  or  limitations  imposed by a Portfolio(s)  on American  Skandia.  The  administrative agreement may limit the available  investment  options,  require  advance notice of large  transactions,  or impose other trading  limitations on your financial  professional.  Your  financial  professional  will be informed of all such  restrictions  on an  ongoing  basis.  We may also  require  that your  financial  professional  transmit  all financial  transactions  using  the  electronic  trading  functionality  available  through  our  Internet  website
(www.americanskandia.com).  Limitations  that we may impose on your financial  professional  or investment  advisor under the terms of the  administrative  agreement do not apply to financial  transactions  requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?
(Fixed Allocations may not be available in all states and may not be available for certain durations.)

We credit the fixed  interest  rate to the Fixed  Allocation  throughout  a set period of time called a  "Guarantee
Period."  Fixed  Allocations  currently are offered with  Guarantee  Periods from 1 to 10 years.  We may make Fixed
Allocations of different  durations  available in the future,  including Fixed Allocations  offered exclusively for use with certain  optional  investment  programs.  The interest rate credited to a Fixed  Allocation is the rate in effect  when the  Guarantee  Period  begins  and does not  change  during the  Guarantee  Period.  The rates are an effective  annual rate of interest.  We determine  the interest  rates for the various  Guarantee  Periods.  At the time that we confirm your Fixed  Allocation,  we will advise you of the  interest  rate in effect and the date your
Fixed  Allocation  matures.  We may  change the rates we credit new Fixed  Allocations  at any time.  Any change in interest rate does not affect Fixed  Allocations  that were in effect before the date of the change.  To inquire as to the current rates for Fixed Allocations, please call 1-800-680-8920.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed  Allocation for that  particular  Guarantee  Period;
       or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent  permitted by law, we may  establish  different  interest  rates for Fixed  Allocations  offered to a class of Owners who choose to participate  in various  optional  investment  programs we make  available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar cost averaging  program
(see "Do You Offer  Dollar  Cost  Averaging?")  or a balanced  investment  program  (see "Do You Offer a Program to
Balance Fixed and Variable  Investments?").  The interest rate credited to Fixed Allocations  offered to this class of purchasers  may be different than those offered to other  purchasers  who choose the same  Guarantee  Period but who do not participate in an optional investment program.  Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for  determining the fixed interest rates for Fixed  Allocations.  Generally the interest  rates we offer for Fixed  Allocations  will  reflect the  investment  returns  available  on the types of investments  we make to  support  our fixed  rate  guarantees.  These  investment  types  may  include  cash,  debt securities  guaranteed  by the United  States  government  and its  agencies  and  instrumentalities,  money market instruments,  corporate debt obligations of different durations,  private placements,  asset-backed obligations and municipal  bonds.  In  determining  rates we also consider  factors such as the length of the Guarantee  Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity of the markets for the type of investments we make,  commissions,  administrative  and  investment  expenses,  our  insurance  risks  in  relation  to the  Fixed
Allocations,  general  economic  trends  and  competition.  Some of these  considerations  are  similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit  interest on a new Fixed  Allocation in an existing  Annuity at a rate not less than the rate we are then crediting to Fixed  Allocations for the same Guarantee  Period selected by new Annuity  purchasers in the same class.

The  interest  rate we credit for a Fixed  Allocation  is subject to a minimum.  Please  refer to the  Statement of
Additional Information.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw Account Value from a Fixed Allocation  before the end of its Guarantee  Period, we will adjust the value of your investment  based on a formula,  called a "Market Value  Adjustment" or "MVA".  The Market
Value Adjustment  formula compares the interest rates credited for Fixed  Allocations at the time you invested,  to interest  rates being credited when you make a transfer or  withdrawal.  The amount of any Market Value  Adjustment can be either positive or negative, depending on the rates that are currently being credited on Fixed Allocations.

MVA Formula
The MVA  formula is applied  separately  to each Fixed  Allocation  to  determine  the  Account  Value of the Fixed
Allocation on a particular date.  The formula is as follows:

                                            [(1+I) / (1+J+0.0010)]N/12

                                                      where:

                  I is the fixed  interest rate we  guaranteed to credit to the Fixed  Allocation as of its starting date;

                  J is the fixed  interest  rate for your class of  annuities  at the time of the withdrawal  for a new Fixed  Allocation  with a Guarantee  Period  equal to the
                                    ---
                  remaining number of years in your original Guarantee Period;

                  N is the number of months remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/12.

If the transfer or  withdrawal  does not occur on the yearly or monthly  anniversary  of the beginning of the Fixed
Allocation, the numbers used in 'J' and 'N' will be rounded to the next highest integer.

MVA Examples
The  following  hypothetical  examples  show  the  effect  of the MVA in  determining  Account  Value.  Assume  the following:
|X|      You allocate $50,000 into a Fixed Allocation with a Guarantee Period of 5 years.
|X|      The interest rate for your Fixed Allocation is 5.0% (I = 5.0%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw the entire  Fixed  Allocation  after exactly three (3) years, therefore 24 months remain before the Maturity Date (N = 24).

Example of Positive MVA
Assume that at the time you request the  withdrawal,  the fixed  interest  rate for a new Fixed  Allocation  with a
Guarantee  Period of 24 months  is 3.5% (J = 3.5%).  Based on these  assumptions,  the MVA would be  calculated  as follows:

                         MVA Factor = [(1+I)/(I+J+0.0010)]N/12 = [1.05/1.036]2 = 1.027210
                                            Interim Value = $57,881.25
                        Account Value after MVA = Interim Value X MVA Factor = $59,456.20.

Example of Negative MVA
Assume that at the time you request the  withdrawal,  the fixed  interest  rate for a new Fixed  Allocation  with a
Guarantee  Period of 24 months  is 6.0% (J = 6.0%).  Based on these  assumptions,  the MVA would be  calculated  as follows:

                         MVA Factor = [(1+I)/(1+J+0.0010)]N/12 = [1.05/1.061)]2 = 0.979372
                                            Interim Value = $57,881.25
                        Account Value after MVA = Interim Value X MVA Factor = $56,687.28.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The  "Maturity  Date" for a Fixed  Allocation is the last day of the Guarantee  Period.  Before the Maturity  Date,
you may choose to renew the Fixed  Allocation  for a new  Guarantee  Period of the same or different  length or you may transfer all or part of that Fixed  Allocation's  Account Value to another  Fixed  Allocation or to one or more
Sub-accounts.  We will notify you before the end of the  Guarantee  Period about the fixed  interest  rates that we are  currently  crediting  to all Fixed  Allocations  that are being  offered.  The rates  being  credited to Fixed
Allocations  may  change  before  the  Maturity  Date.  We will  not  charge a MVA if you  choose  to renew a Fixed
Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

If you do not specify how you want a Fixed  Allocation to be allocated on its Maturity  Date, we will then transfer the Account  Value of the Fixed  Allocation  to the WFVT Money Market  Sub-account.  You can then elect to allocate the Account Value to any of the Sub-accounts or to a new Fixed Allocation.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the  accumulation  period  you can  access  your  Account  Value  through  Partial  Withdrawals,  Systematic
Withdrawals,  and where required for tax purposes,  Minimum  Distributions.  You can also surrender your Annuity at any time.  There is no Contingent  Deferred  Sales Charge  applied upon  withdrawal or surrender.  However,  if you surrender your Annuity,  we may deduct the Annual  Maintenance  Fee, any Tax Charge that applies and the charge for any optional  benefits.  We may also apply a Market Value  Adjustment to any Fixed  Allocations  being withdrawn or surrendered.  Unless you notify us  differently,  withdrawals  are taken pro-rata based on the Account Value in the investment  options at the time we  receive  your  withdrawal  request.  Each of these  types of  distributions  is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A distribution  during the  accumulation  period is deemed to come first from any "gain" in your Annuity and second as a return of your "tax  basis",  if any.  Distributions  from your  Annuity  are  generally  subject to  ordinary income taxation on the amount of any investment gain unless the  distribution  qualifies as a non-taxable  exchange or transfer.  If you take a  distribution  prior to the  taxpayer's age 59 1/2, you may be subject to a 10% penalty in addition  to  ordinary  income  taxes on any gain.  You may wish to consult a  professional  tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity  payment is taxed as ordinary  income at the tax rate you are subject to at the time of the payment.  The Code and regulations have  "exclusionary  rules" that we use to determine  what  portion  of each  annuity  payment  should be treated as a return of any tax basis you have in the
Annuity.  Once the tax basis in the Annuity has been  distributed,  the remaining  annuity  payments are taxable as ordinary  income.  The tax basis in the Annuity may be based on the tax-basis  from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal  during the  accumulation  period.  We call this a "Partial  Withdrawal." The amount that you may withdraw will equal your Surrender  Value as of the date we process the withdrawal  request.  There is no Contingent  Deferred  Sales Charge  applied if you surrender  your Annuity or make a partial  withdrawal.  After any Partial  Withdrawal,  your Annuity must have a Surrender Value of at least $1,000,  or we may treat the Partial
Withdrawal  request as a request to fully surrender your Annuity.  The minimum  Partial  Withdrawal you may request is $100.

Partial  Withdrawals may also be available  following  annuitization but only if you choose certain annuity payment options.

To request the forms  necessary  to make a  withdrawal  from your  Annuity,  contact our  Customer  Service Team at
1-800-680-8920 or visit our Internet Website at www.americanskandia.com.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals." You can receive  Systematic  Withdrawals of earnings only,  principal plus earnings or a flat dollar amount.

Systematic  Withdrawals  can be made from  Account  Value  allocated to the  variable  investment  options or Fixed
Allocations.  Generally,  Systematic  Withdrawals from Fixed  Allocations are limited to earnings accrued after the program of Systematic  Withdrawals  begins,  or payments of fixed dollar  amounts that do not exceed such earnings.
Systematic  Withdrawals are available on a monthly,  quarterly,  semi-annual or annual basis.  The Account Value of your Annuity must be at least $20,000 before we will allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal is $100. If any  scheduled  Systematic  Withdrawal is for less than $100,  we may postpone  the  withdrawal  and add the expected  amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding vehicle for certain  retirement  plans that receive special tax treatment under  Sections  401,  403(b) or 408 of the Code,  Section  72(t) of the Code may provide an  exception  to the 10%
penalty  tax on  distributions  made  prior  to age 59 1/2if you  elect  to  receive  distributions  as a  series  of
"substantially  equal periodic  payments".  To request a program that complies with Section 72(t), you must provide us with certain  required  information  in writing on a form  acceptable  to us. We may require  advance  notice to allow us to  calculate  the amount of 72(t)  withdrawals.  The  Surrender  Value of your  Annuity  must be at least
$20,000 before we will allow you to begin a program for  withdrawals  under Section  72(t).  The minimum amount for any such withdrawal is $100.

You may also  annuitize  your  contract  and  begin  receiving  payments  for the  remainder  of your life (or life expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum  Distributions  are a type of  Systematic  Withdrawal  we allow  to meet  distribution  requirements  under
Sections 401, 403(b) or 408 of the Code.  Under the Code, you may be required to begin receiving  periodic  amounts from your  Annuity.  In such case,  we will allow you to make  Systematic  Withdrawals  in amounts that satisfy the minimum distribution rules under the Code.

The amount of the required  Minimum  Distribution  for your  particular  situation  may depend on other  annuities, savings or  investments.  We will only  calculate the amount of your  required  Minimum  Distribution  based on the value of your  Annuity.  We require  three (3) days advance  written  notice to calculate and process the amount of your payments.  We may charge you for calculating  required  Minimum  Distributions.  You may elect to have Minimum
Distributions  paid  out  monthly,  quarterly,  semi-annually  or  annually.  The  $100  minimum  that  applies  to
Systematic Withdrawals does not apply to Minimum Distributions.

You may also  annuitize  your  contract  and  begin  receiving  payments  for the  remainder  of your life (or life expectancy) as a means of receiving  income  payments and satisfying the Minimum  Distribution  requirements  under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During  the  accumulation  period  you can  surrender  your  Annuity at any time.  Upon  surrender,  you will receive  the  Surrender  Value.  Upon  surrender  of your  Annuity,  you will no longer  have any rights  under the
Annuity.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To request the forms necessary to surrender your Annuity,  contact our Customer Service Team at  1-800-680-8920  or visit our Internet Website at www.americanskandia.com.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options  available that provide fixed annuity  payments,  variable payments or adjustable payments.  Fixed options provide the same amount with each payment.  Variable options  generally  provide a payment which may increase or decrease  depending on the investment  performance of the Sub-accounts.  However,  currently, we also make a variable  payment option that has a guarantee  feature.  Adjustable  options provide a fixed payment that is  periodically  adjusted based on current  interest  rates.  We do not guarantee to make any Annuity Payment
Options available in the future.

When you  purchase  an Annuity,  or at a later  date,  you may choose an Annuity  Date,  an annuity  option and the frequency  of annuity  payments.  You may change  your  choices up to 30 days before the  Annuity  Date.  A maximum
Annuity  Date may be  required  by law.  Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the annuity  option you choose.  Certain  annuity  options may not be  available  depending on the age of the Annuitant.

Certain of these  annuity  options  may be  available  to  Beneficiaries  who choose to receive  the Death  Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments  for Life:  Under this  option,  income is payable  periodically  until the death of the "key  life".  The
"key life" (as used in this  section)  is the person or persons  upon whose life  annuity  payments  are based.  No additional  annuity  payments  are made after the death of the key life.  Since no minimum  number of  payments  is guaranteed,  this option offers the largest amount of periodic  payments of the life  contingent  annuity  options.
It is  possible  that only one  payment  will be  payable if the death of the key life  occurs  before the date the second  payment was due,  and no other  payments  nor death  benefits  would be payable.  This Option is  currently available  on a fixed or variable  basis.  Under this  option,  you cannot make a partial or full  surrender of the annuity.

Option 2
--------
Payments  Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint  lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the  survivor's  death.  No minimum  number of payments is  guaranteed  under this option.  It is possible  that only one payment  will be payable if the death of all the key lives occurs  before the date the second  payment was due, and no other  payments or death benefits  would be payable.  This Option is currently  available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments  for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.
However,  if the key life dies  before the end of the period  selected  (5,  10,  15, or 20 years),  the  remaining payments are paid to the Beneficiary  until the end of such period.  This Option is currently  available on a fixed or  variable  basis.  If you elect to receive  payments  on a variable  basis  under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain Period:  Under this option,  income is payable  periodically for a specified number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the
Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions of life  expectancy.  Therefore,  that  portion  of the  Insurance  Charge  assessed  to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner  selecting  this option.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable Payments for a Certain Period:  Under this option,  income is payable  periodically for a specified number of  years.  The  number  of years  cannot  be less  than 5 or more  than 50.  Payments  may  increase  or  decrease depending on the  investment  performance  of the  Sub-Accounts.  If the payee dies before the end of the specified number of years,  the remaining  payments are paid to the  Beneficiary  to the end of such period.  Note that under this  option,  payments  are not based on any  assumptions  of life  expectancy.  Therefore,  that  portion  of the
Insurance  Charge  assessed  to cover the risk that key lives  outlive our  expectations  provides no benefit to an
Owner  selecting  this option.  If this option is selected,  full  surrenders may be made from the Annuity prior to the last guaranteed Payment Date.  No partial surrenders are permitted if this option is selected.

Option 6
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death  of the key  life.  Benefits  may  increase  or  decrease  depending  on the  investment  performance  of the
Sub-accounts.  This option has a cash value that also varies with the investment  performance  of the  Sub-account.
The cash value provides a "cushion" from volatile investment  performance so that negative  investment  performance does  not  automatically  result  in a  decrease  in the  annuity  payment  each  month,  and  positive  investment performance  does not  automatically  result  in an  increase  in the  annuity  payment  each  month.  The  cushion generally  "stabilizes"  monthly  annuity  payments.  Any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request  partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 7
--------
Variable  Payments for Life with a Cash Value and Guarantee:  Under this option,  benefits are payable as described in Option 6; except  that,  while the key life is alive,  the annuity  payment  will not be less than a  guaranteed
             ------
amount,  which  generally  is equal  to the  first  annuity  payment.  We  charge  an  additional  amount  for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
If you have not provided us with your Annuity Date or Annuity Payment Option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed  annuity  payments,  you will receive equal  fixed-dollar  payments  throughout  the period you select.  The amount of the fixed payment will vary  depending on the annuity  payment option and payment frequency you select.  Generally,  the first annuity payment is determined by multiplying the Account Value,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates differs based on the type of annuity  chosen and the frequency of payment  selected.  Our rates will not be less  than our  guaranteed  minimum  rates.  These  guaranteed  minimum  rates  are  derived  from the a2000
Individual  Annuity  Mortality  Table  with an assumed  interest  rate of 3% per annum.  Where  required  by law or regulation,  such  annuity  table  will have  rates  that do not  differ  according  to the gender of the key life.
Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different types of variable  annuity payment  options.  The first annuity payment will be calculated based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make Annuity  Payments.
The remaining  annuity  payments will fluctuate based on the performance of the Portfolios  relative to the AIR, as well as, other  factors  described  below.  The greater the AIR, the greater the first  annuity  payment.  A higher
AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial annuity payment.

|X|      Variable Payments (Options 1-3 & 5)
         -----------------
         We calculate  each annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed under a schedule  of units for each  Sub-account  by the Unit  Value of each  Sub-Account  on the  annuity payment  date.  We determine the schedule of units based on your Account Value (minus any premium tax that applies)  at the time you elect to begin  receiving  annuity  payments.  The  schedule  of units will vary based on the annuity  payment  option  selected,  the length of any certain  period (if  applicable),  the
         Annuitant's  age and gender  (if  annuity  payments  are due for the life of the  Annuitant)  and the Unit
         Value of the  Sub-Accounts  you initially  selected on the Issue Date.  The  calculation  is performed for each  Sub-Account,  and the  sum of the  Sub-Account  calculations  equals  the  amount  of  your  annuity payment.  Other than to fund annuity  payments,  the number of units  allocated to each  Sub-Account  will not change unless you transfer among the  Sub-Accounts  or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|      Stabilized Variable Payments (Option 6)
         ----------------------------
         This option  provides  guaranteed  payments for life, a cash value for the  Annuitant  (while alive) and a variable  period of time during which annuity  payments will be made whether or not the Annuitant is still alive.  We calculate the initial  annuity  payment amount by multiplying  the number of units scheduled to
                                  -------
         be  redeemed  under a schedule of units by the Unit  Values  determined  on the  annuitization  date.  The schedule of units is established for each  Sub-account you choose on the  annuitization  date based on the applicable  benchmark  rate  and  the  annuity  factors.  The  annuity  factors  reflect  our  assumptions regarding  the costs we expect to bear in  guaranteeing  payments for the lives of the  Annuitant and will depend  on the  benchmark  rate,  the  annuitant's  attained  age and  gender  (where  permitted).  Unlike variable  payments  (described above) where each payment can vary based on Sub-account  performance,  this payment option  cushions the immediate  impact of  Sub-account  performance by adjusting the length of the time during which  annuity  payments  will be made whether or not the  Annuitant is alive while  generally maintaining a level annuity payment  amount.  Sub-account  performance  that exceeds a benchmark rate will generally extend this time period,  while Sub-account  performance that is less than a benchmark rate will generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still  alive,  Annuity
         Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option7)
         ------------------------------------------------------
         This option  provides  guaranteed  payments for life in the same manner as  Stabilized  Variable  Payments
         (described  above).  In addition to the stabilization  feature,  this option also guarantees that variable annuity  payments will not be less than the initial  annuity  payment  amount  regardless  of  Sub-account performance.  The AIR for this option is 3%.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable annuity payments are calculated similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving annuity payments, the annuity payment amount is adjusted upward or downward depending on the rate we are currently crediting to annuity payments.  The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
The  Annuity  provides a Death  Benefit  during its  accumulation  period.  If the  Annuity is owned by one or more natural  persons,  the Death  Benefit is payable  upon the first  death of an Owner.  If the Annuity is owned by an entity,  the Death  Benefit is payable  upon the  Annuitant's  death,  if there is no  Contingent  Annuitant.  If a
Contingent  Annuitant was  designated  before the  Annuitant's  death and the Annuitant  dies,  then the Contingent
Annuitant  becomes the  Annuitant  and a Death  Benefit will not be paid at that time.  The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

The Annuity  provides a basic Death Benefit at no additional  charge.  The Insurance  Charge we deduct from Account
Value  allocated to the  Sub-accounts  is used,  in part,  to pay us for the risk we assume in providing  the basic
Death  Benefit  guarantee  under the  Annuity.  The Annuity  also offers two  different  optional  Death  Benefits.
Either  benefit can be  purchased  for an  additional  charge.  The  additional  charge is  deducted to  compensate
American Skandia for providing  increased insurance  protection under the optional Death Benefits.  Notwithstanding the  additional  protection  provided  under the optional Death  Benefits,  the  additional  cost has the impact of reducing the net performance of the investment options.

Basic Death Benefit
The basic Death Benefit depends on the decedent's age on the date of death:

          If death occurs before the earlier of the  decedent's  age 90 or the end of the tenth  Annuity Year:  The
          Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
|X|      The sum of your Account  Value in the  variable  investment  options and your  Interim  Value in the Fixed
               Allocations.

         If death occurs after the earlier of the  decedent's  age 90 or the tenth Annuity Year:  The Death Benefit is your Account Value.

OPTIONAL DEATH BENEFITS
You can  purchase  either of two  optional  Death  Benefits  with your  Annuity  to provide  an  enhanced  level of protection for your beneficiaries.  We do not currently offer the Annuity with both optional Death Benefits.

-------------------------------------------------------------------------------------------------------------------
Currently,  these  benefits  are only offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date,  allow existing  Annuity Owners to purchase either of the optional Death Benefits  subject to our rules and any  changes  or  restrictions  in the  benefits.  Certain  terms and  conditions  may  differ if you purchase  your  Annuity  as part of an  exchange,  replacement  or  transfer,  in whole or in part,  from any other
Annuity we issue.
-------------------------------------------------------------------------------------------------------------------

Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide  additional  amounts to your  Beneficiary that may be used to offset  federal and state taxes  payable on any  taxable  gains in your  Annuity at the time of your death.  Whether this benefit is appropriate  for you may depend on your  particular  circumstances,  including other  financial  resources  that may be available to your  Beneficiary to pay taxes on your Annuity should you die during the accumulation period.  No benefit is payable if death occurs on or after the Annuity Date.

The Enhanced  Beneficiary  Protection  Optional Death Benefit provides a benefit that is payable in addition to the basic Death  Benefit.  If the  Annuity  has one Owner,  the Owner must be age 75 or less at the time the benefit is purchased.  If the Annuity has joint  Owners,  the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

-------------------------------------------------------------------------------------------------------------------
The Enhanced  Beneficiary  Protection  Optional Death Benefit is being offered in those jurisdictions where we have received  regulatory  approval.  Certain terms and conditions may differ between  jurisdictions once approved.  The benefit is  currently  only  offered to Owners who purchase  the Annuity as a  "non-qualified"  investment.  We may make the benefit  available  to Owners who  purchase  the Annuity as an IRA or other  "qualified"  investment  at a later  date.  Please  refer  to  the  section  entitled  "Tax  Considerations"  for a  discussion  of  special  tax considerations for purchasers of this benefit.
-------------------------------------------------------------------------------------------------------------------

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above

     PLUS

2.       50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

Death  Benefit  Amount  includes  your Account  Value and any amounts  added to your Account  Value under the basic
----------------------
Death  Benefit  when the Death  Benefit is  calculated.  Under the basic Death  Benefit,  amounts are added to your
Account Value when the Account Value is less than Purchase Payments minus proportional withdrawals.

-------------------------------------------------------------------------------------------------------------------
The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is  subject  to a maximum  of 50% of all  Purchase
Payments  applied to the Annuity at least 12 months  prior to the death of the decedent  that  triggers the payment of the Death Benefit.
-------------------------------------------------------------------------------------------------------------------

See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Guaranteed Minimum Death Benefit
If the Annuity has one Owner, the Owner must be age 80 or less at the time either optional Death Benefit is purchased.  If the Annuity has joint Owners, the oldest Owner must be age 80 or less.  If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Guaranteed Minimum Death Benefit

|X|      The Death  Benefit  Target Date is the contract  anniversary  on or after the 80th birthday of the current
             ---------------------------
     Owner, the oldest of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest  Anniversary  Value equals the highest of all previous  "Anniversary  Values" on or before the
             ---------------------------
     earlier of the Owner's date of death and the "Death Benefit Target Date".

|X|      The  Anniversary  Value is the Account Value as of each  anniversary of the Issue Date plus the sum of all
              ------------------
     Purchase  Payments  on or after such  anniversary  less the sum of all  "Proportional  Reductions"  since such anniversary.

|X|      A Proportional  Reduction is a reduction to the value being measured caused by a withdrawal,  equaling the
           -----------------------
     percentage  of the  withdrawal  as  compared  to the  Account  Value  as of the  date of the  withdrawal.  For example,  if your Account  Value is $10,000 and you  withdraw  $2,000 (a 20%  reduction),  we will reduce both your Anniversary Value and the amount determined by Purchase Payments  increasing at the appropriate  interest rate by 20%.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target
Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the
              date we receive in writing "due proof of death"; and
2.       the sum of all Purchase  Payments minus the sum of all  Proportional  Reductions,  each  increasing  daily until  the  Owner's  date of death at a rate of 5.0%,  subject  to a limit of 200% of the  difference between the sum of all  Purchase  Payments and the sum of all  withdrawals  as of the Owner's date of death; and
3.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the
         Owner's date of death and decreased by any Proportional Reductions since such date.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the Account  Value as of the date we receive in writing "due proof of death" (an MVA may be  applicable to amounts in any Fixed Allocations); and
2.       the greater of Item 2 & 3 above on the Death  Benefit  Target Date plus the sum of all  Purchase  Payments less the sum of all Proportional Reductions since the Death Benefit Target Date.

Annuities with joint Owners
For Annuities  with Joint Owners,  the Death Benefit is calculated as shown above except that the age of the oldest of the Joint Owners is used to  determine  the Death  Benefit  Target  Date.  NOTE:  If you and your spouse own the
Annuity  jointly,  we will pay the  Death  Benefit  to the  Beneficiary.  If the sole  primary  Beneficiary  is the surviving  spouse,  then the  surviving  spouse can elect to assume  ownership  of the  Annuity  and  continue  the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is  calculated  as shown  above  except that the age of the
Annuitant is used to determine  the Death Benefit  Target Date.  Payment of the Death Benefit is based on the death of the Annuitant (or Contingent Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional Death Benefit at any time. Upon termination,  you will be required to pay a pro-rata  portion of the annual  charge for the benefit.  The  Guaranteed  Minimum  Death
Benefit cannot be terminated  once it is elected.  Both optional Death  Benefits will  terminate  automatically  on
the  Annuity  Date.  We  may  also   terminate  the  optional  Death  Benefit  if  necessary  to  comply  with  our interpretation of the Code and applicable regulations.

How much do you charge for the optional Death Benefit?
We deduct a charge from your  Account  Value if you elect to purchase  either  optional  Death  Benefit.  No charge applies after the Annuity Date.  We deduct the charge:
1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only).

If you surrender the Annuity,  elect to begin receiving  annuity  payments or terminate the benefit on a date other than an  anniversary  of the Issue Date,  the charge will be prorated.  During the first year after the Issue Date, the charge will be prorated  from the Issue  Date.  In all  subsequent  years,  it would be prorated  from the last anniversary of the Issue Date.

We first deduct the amount of the charge  pro-rata from the Account Value in the variable  investment  options.  We only deduct the charge  pro-rata from the Fixed  Allocations to the extent there is  insufficient  Account Value in the variable  investment  options to pay the charge.  If your Annuity's  Account Value is  insufficient  to pay the charge,  we may deduct  your  remaining  Account  Value and  terminate  your  Annuity.  We will  notify you if your
Account  Value is  insufficient  to pay the  charge  and  allow you to submit an  additional  Purchase  Payment  to continue your Annuity.

Please  refer to the  section  entitled  "Tax  Considerations"  for  additional  considerations  in relation to the optional Death Benefit.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series of annuity  payments not extending  beyond the life  expectancy of the Beneficiary or over the life of the Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an election prior to death benefit  proceeds  becoming due, a Beneficiary can elect to receive the Death Benefit  proceeds as a series of fixed annuity  payments  (Annuity  Payment Option 1-4) or as a series of variable  annuity  payments  (Annuity  Payment Option 1-3 or 5-7). See the section  entitled "What Types of Annuity
Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your spouse as your  Beneficiary.  If you and your spouse own the Annuity jointly,  we assume that the sole primary  Beneficiary  will be the surviving  spouse unless you elect an alternative  Beneficiary  designation.
Unless you elect an alternative  Beneficiary  designation,  the spouse Beneficiary may elect to assume ownership of the  Annuity  instead  of taking the Death  Benefit  payment.  Any Death  Benefit  (including  any  optional  Death
Benefits)  that would have been  payable to the  Beneficiary  will become the new  Account  Value as of the date we receive due proof of death and any  required  proof of a spousal  relationship.  As of the date the  assumption  is effective,  the surviving  spouse will have all the rights and benefits  that would be available  under the Annuity to a new  purchaser  of the same  attained  age.  For  purposes of  determining  any future  Death  Benefit for the surviving  spouse,  the new Account Value will be considered as the initial  Purchase  Payment.  No CDSC will apply to the new Account  Value.  However,  any  additional  Purchase  Payments  applied after the date the assumption is effective will be subject to all provisions of the Annuity.

See the section entitled "Managing Your Annuity - Spousal  Contingent  Annuitant" for a discussion of the treatment of a spousal Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

Inherited IRA Death Benefit Payout
The Code  provides for  alternative  death  benefit  payment  options when an Annuity is used as an IRA,  403(b) or other  "qualified  investment" that requires Minimum  Distributions.  The available  payment options will depend on whether  the Owner died on or before  the date he or she was  required  to begin  receiving  Minimum  Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|      If death occurs  before the date Minimum  Distributions  must begin under the Code,  the Death Benefit can be paid out in either a lump  sum,  within  five  years  from the date of death,  or over the life or life expectancy  of the  designated  Beneficiary  (as  long as  payments  begin  by  December  31st of the year following the year of death).  However,  if the spouse is the  Beneficiary,  the Death Benefit can be paid out over the life or life  expectancy of the spouse with such payments  beginning no earlier than December
         31 of the year  following the year of death or December 31st of the year in which the deceased  would have reached age 70 1/2, which ever is later.

|X|      If death occurs after the date Minimum  Distributions  must begin under the Code,  the Death  Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary  has the flexibility to take out more each year than required under the Minimum  Distribution  rules.
Until withdrawn,  amounts in an IRA, 403(b) or other "qualified  investment"  continue to be tax deferred.  Amounts withdrawn each year,  including  amounts that are required to be withdrawn  under the Minimum  Distribution  rules, are  subject to tax.  You may wish to  consult a  professional  tax  advisor  for tax advice as to your  particular
situation.   See  the  section  entitled  "How  are  Distributions  From  Qualified   Contracts  Taxed?  -  Minimum
Distributions after age 70 1/2."

Are there any exceptions to these rules for paying the Death Benefit?
Yes,  there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the
Death  Benefit if the  decedent was not the Owner or Annuitant as of the Issue Date and did not become the Owner or
Annuitant  due to the prior  Owner's  or  Annuitant's  death.  Any  minimum  Death  Benefit  that  applies  will be suspended  for a two-year  period  from the date he or she first  became  Owner or  Annuitant.  After the  two-year suspension  period is completed,  the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We determine  the amount of the Death  Benefit as of the date we receive "due proof of death" and any other written representations  we require to determine the proper payment of the Death Benefit to all  Beneficiaries.  "Due proof of  death"  may  include  a  certified  copy of a death  certificate,  a  certified  copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory  proof of death. Upon our receipt of "due proof of death" we automatically  transfer the Death Benefit to the WFVT Money Market  Sub-Account until we further determine  the  universe  of  eligible  Beneficiaries.  Once  the  universe  of  eligible  Beneficiaries  has  been determined  each  eligible  Beneficiary  may  allocate  his or her  eligible  share  of the  Death  Benefit  to the
Sub-Accounts according to our rules.

Each  Beneficiary  must make an election as to the method they wish to receive their portion of the Death  Benefit.
Absent an election of a Death  Benefit  payment  method,  no Death Benefit can be paid to the  Beneficiary.  We may require written  acknowledgment of all named Beneficiaries  before we can pay the Death Benefit.  During the period from the date of death until we receive all  required  paper work,  the amount of the Death  Benefit may be subject to market fluctuations.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation  period,  the Annuity has an Account Value. The Account Value is determined  separately for each  Sub-account  allocation  and for each Fixed  Allocation.  The Account  Value is the sum of the values of each
Sub-account  allocation  and the value of each Fixed  Allocation.  When  determining  the Account  Value on any day other than a Fixed  Allocation's  Maturity  Date,  the Account Value may include any Market Value  Adjustment  that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value available to you on any day during the  accumulation  period.  The
Surrender  Value is equal to your Account  Value minus the Annual  Maintenance  Fee and the charge for any optional
Death Benefit.  The Surrender Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-Account,  you are purchasing  units of the  Sub-account.  Each Sub-account invests  exclusively  in shares of an  underlying  Portfolio.  The value of the  Units  fluctuate  with the  market fluctuations of the Portfolios.  The value of the Units also reflect the daily accrual for the Insurance Charge.

Each  Valuation  Day, we  determine  the price for a Unit of each  Sub-account,  called the "Unit  Price." The Unit
Price is used for  determining  the value of transactions  involving  Units of the  Sub-accounts.  We determine the number of Units involved in any  transaction  by dividing the dollar value of the  transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a  Sub-account.  On the  Valuation  Day you make the  allocation,  the Unit Price is
$14.83.  Your $5,000 buys  337.154  Units of the  Sub-account.  Assume that later,  you wish to transfer  $3,000 of your Account  Value out of that  Sub-account  and into another  Sub-account.  On the  Valuation Day you request the transfer,  the Unit Price of the  original  Sub-account  has  increased  to $16.79.  To  transfer  $3,000,  we sell
178.677  Units at the  current  Unit  Price,  leaving  you  158.477  Units.  We then buy $3,000 of Units of the new
Sub-account at the Unit Price of $17.83.  You would then have 168.255 Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the  initial  value  allocated  to a Fixed  Allocation  plus all  interest  credited to a Fixed
Allocation  as of the date  calculated.  The  Interim  Value  does not  include  the  impact  of any  Market  Value
Adjustment.  If you made any transfers or withdrawals from a Fixed  Allocation,  the Interim Value will reflect the withdrawal of those amounts and any interest  credited to those amounts  before they were  withdrawn.  To determine the Account Value of a Fixed  Allocation on any day other than its Maturity  Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?

Initial Purchase  Payments:  We are required to allocate your initial  Purchase Payment to the Sub-accounts  within two (2) days after we receive all of our  requirements  to issue the  Annuity.  If we do not have all the  required information  to allow us to issue your  Annuity,  we may retain the Purchase  Payment  while we try to reach you or your  representative  to  obtain  all  of our  requirements.  If we  are  unable  to  obtain  all  of our  required information  within five (5) days, we are required to return the Purchase  Payment to you at that time,  unless you specifically  consent to our  retaining  the Purchase  Payment  while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase  Payment and issue the Annuity  within two (2) days.
During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will  apply any  additional  Purchase  Payments  on the  Valuation  Day that we receive the Purchase Payment with satisfactory instructions.

Scheduled  Transactions:  "Scheduled"  transactions  include transfers under a Dollar Cost Averaging,  rebalancing, or asset  allocation  program,  Systematic  Withdrawals,  Minimum  Distributions  or  annuity  payments.  Scheduled transactions  are  processed  and  valued as of the date they are  scheduled,  unless  the  scheduled  day is not a
Valuation  Day.  In that  case,  the  transaction  will be  processed  and  valued  on  Valuation  Day prior to the scheduled transaction date.

Unscheduled  Transactions:  "Unscheduled"  transactions include any other non-scheduled  transfers and requests for
Partial  Withdrawals or Surrenders.  Unscheduled  transactions  are processed and valued as of the Valuation Day we receive the request at our Office in good order.

Death  Benefits:  Death  Benefit  claims  require  our  review  and  evaluation  before  processing.  We price such transactions  as of the date we receive at our Office all  materials we require for such  transaction  and that are satisfactory to us.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following is a brief summary of some of the Federal tax  considerations  relating to this Annuity.  However,  since the tax laws are complex and tax  consequences are affected by your individual  circumstances,  this summary of our interpretation  of the  relevant  tax laws is not  intended  to be fully  comprehensive  nor is it  intended as tax advice.  Therefore,  you may wish to  consult a  professional  tax  advisor  for tax  advice as to your  particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The  Separate  Accounts  are taxed as part of  American  Skandia.  American  Skandia  is taxed as a life  insurance company  under  Part I,  subchapter  L of the Code.  No taxes are due on  interest,  dividends  and  short-term  or long-term capital gains earned by the Separate Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code  governs  the  taxation of  annuities  in  general.  Taxation of the Annuity  will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension  plan,  profit  sharing  plan or other  retirement  arrangement  that is eligible for special treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any  increase in the value of the  Annuity  until an amount is  received  (a  "distribution").  This is commonly referred to as "tax  deferral".  A  distribution  can be in the form of a lump sum payment  including  payment of a
Death Benefit,  or in annuity  payments under one of the annuity payment  options.  Certain other  transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the  Annuity  must  currently  include  any  increase  in the value of the  Annuity  during a tax year in its gross income.  An  exception  from  current  taxation  applies  for  annuities  held by an  employer  with  respect  to a terminated  tax-qualified  retirement  plan, a trust holding an annuity as an agent for a natural  person,  or by a decedent's  estate by reason of the death of the  decedent.  A tax-exempt  entity for Federal tax purposes will not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions Before Annuitization:  Distributions  received before annuity payments begin are generally treated as coming first from "income on the contract" and then as a return of the  "investment  in the  contract".  The amount of any  distribution  that is treated as receipt of "income on the contract" is includible in the taxpayer's  gross income  and  taxable  in the year it is  received.  The  amount  of any  distribution  treated  as a return  of the
"investment in the contract" is not includible in gross income.

|X|      "Income on the contract" is calculated by  subtracting  the  taxpayer's  "investment in the contract" from the aggregate value of all "related contracts" (discussed below).
|X|      "Investment in the contract" is equal to total  purchase  payments for all "related  contracts"  minus any previous  distributions  or  portions  of such  distributions  from  such  "related  contracts"  that were not includible  in gross  income.  "Investment  in the  contract"  may be  affected  by  whether an annuity or any
     "related  contract"  was purchased as part of a tax-free  exchange of life  insurance,  endowment,  or annuity contracts  under Section 1035 of the Code. The  "investment in the contract" for a Qualified  Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each annuity payment  received on or after the Annuity Date will generally be taxable.  The taxable  portion of each annuity  payment is determined  by a formula which  establishes the ratio that the  "investment in the contract"  bears to the total value of annuity  payments to be made. This is called the  "exclusion  ratio." The  investment in the contract is excluded  from gross  income.  Any portion of an annuity  payment  received  that exceeds the  exclusion  ratio will be entirely  includible  in gross  income.  The formula for  determining  the exclusion ratio differs  between fixed and variable  annuity  payments.  When annuity payments  cease  because of the death of the  person  upon whose  life  payments  are based and,  as of the date of death,  the amount of annuity  payments  excluded from taxable  income by the  exclusion  ratio does not exceed the
"investment in the  contract,"  then the remaining  portion of unrecovered  investment is allowed as a deduction by the beneficiary in the tax year of such death.

Penalty  Tax on  Distributions:  Generally,  any  distribution  from an  annuity  not  used in  conjunction  with a
Qualified  Contract  (Qualified  Contracts are discussed  below) is subject to a penalty equal to 10% of the amount includible in gross income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions  made on or after the death of the contract owner, or, if the owner is an entity,  the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled;
|X|      Distributions  which are part of a series of substantially  equal periodic  payments for the life (or life expectancy) of the taxpayer (or the joint lives of the taxpayer and the taxpayer's Beneficiary);
|X|      Distributions  of amounts  which are treated as  "investments  in the  contract"  made prior to August 14,
     1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the  termination  of a qualified  pension plan that is held by the employer until the employee separates from service.

Special rules  applicable to "related  contracts":  Contracts issued by the same insurer to the same contract owner within the same calendar year (other than certain  contracts owned in connection  with a  tax-qualified  retirement arrangement)  are to be treated as one annuity  contract  when  determining  the taxation of  distributions  before annuitization.  We refer to these contracts as "related  contracts." In situations  involving  related contracts we believe  that the values  under such  contracts  and the  investment  in the  contracts  will be added  together to determine the proper taxation of a distribution  from any one contract  described under the section  "Distributions before  Annuitization."  Generally,  distributions  will be treated as coming  first  from  income on the  contract until all of the income on all such related  contracts is withdrawn,  and then as a return of the investment in the contract.  There is some  uncertainty  regarding  the  manner in which the  Internal  Revenue  Service  would  view related  contracts when one or more contracts are immediate  annuities or are contracts that have been  annuitized.
The Internal  Revenue  Service has not issued  guidance  clarifying  this issue as of the date of this  Prospectus.
You are particularly cautioned to seek advice from your own tax advisor on this matter.

Special  concerns  regarding   "substantially  equal  periodic  payments":   (also  known  as  "72(t)"  or  "72(q)"
distributions)  Any  modification to a program of distributions  which are part of a series of substantially  equal periodic  payments  that occur before the later of the  taxpayer  reaching age 59 1/2or five (5) years from the first of such  payments will result in the  requirement  to pay the 10%  premature  distribution  penalty that would have been due had the  payments  been  treated  as  subject  to the 10%  premature  distribution  penalty  in the  years received,  plus  interest.  This  does not  apply  when  the  modification  is by  reason  of death or  disability.
American Skandia does not currently support a section 72(q) program.

Special concerns regarding immediate  annuities:  The Internal Revenue Service has ruled that the immediate annuity exception to the 10% penalty described above under "Penalty Tax on  Distributions"  for  "non-qualified"  immediate annuities as defined under the Code may not apply to annuity  payments under a contract  recognized as an immediate annuity  under state  insurance  law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the  exchanged  contract  were  contributed  or deemed to be  contributed  more than one year prior to the  annuity starting date under the immediate  annuity;  and (b) the annuity  payments under the immediate  annuity do not meet the requirements of any other exception to the 10% penalty.

Special  rules in relation to tax-free  exchanges  under  Section  1035:  Section 1035 of the Code permits  certain tax-free exchanges of a life insurance,  annuity or endowment  contract for an annuity.  If an annuity is purchased through a tax-free exchange of a life insurance,  annuity or endowment  contract that was purchased prior to August
14, 1982, then any distributions other than as annuity payments will be considered to come:
|X|      First,  from the amount of  "investment  in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any "income on the  contract"  that is  attributable  to the purchase  payments  made prior to
       August 14, 1982 (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a  distribution  is equal to or less than the  remaining  investment in the contract made prior to August 14, 1982, such amounts are not included in taxable  income.  Further,  distributions  received that are  considered to be a return of investment on the contract from purchase  payments made prior to August 14, 1982, such  distributions are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the
Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders  may be treated in the same way as  tax-free  1035  exchanges  of entire  contracts,  therefore avoiding  current  taxation  of any  gains  in the  contract  as well as the 10% IRS tax  penalty  on  pre-age  59 1/2 withdrawals.  The IRS has reserved the right to treat  transactions  it considers  abusive as  ineligible  for this favorable  partial 1035  exchange  treatment.  We do not know what  transactions  may be  considered  abusive.  For example,  we do not know how the IRS may view early withdrawals or annuitizations  after a partial exchange.  As of the date of this  prospectus,  we will treat a partial  surrender of this type  involving a  non-qualified  annuity contract as a "tax-free" exchange for future tax reporting  purposes,  except to the extent that we, as a reporting and  withholding  agent,  believe that we would be expected to deem the  transaction to be abusive.  However,  some insurance  companies  may not  recognize  these  partial  surrenders  as tax-free  exchanges and may report them as taxable  distributions  to the extent of any gain  distributed  as well as  subjecting  the taxable  portion of the distribution  to the 10% IRS early  distribution  penalty.  We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

There is no guidance  from the Internal  Revenue  Service as to whether a partial  exchange  from a life  insurance contract is eligible for  non-recognition  treatment  under  Section 1035 of the Code. We will continue to report a partial  surrender  of a life  insurance  policy as  subject  to current  taxation  to the  extent of any gain.  In addition,  please be cautioned  that no specific  guidance has been provided as to the impact of such a transaction for the  remaining  life  insurance  policy,  particularly  as to the  subsequent  methods  to be used to test  for compliance  under the Code for both the  definition of life  insurance and the  definition of a modified  endowment contract.

Special  Considerations for Purchasers of the Enhanced  Beneficiary  Protection  Optional Death Benefit:  As of the
date of this  Prospectus,  it is our  understanding  that the charges related to the optional Death Benefit are not subject to current  taxation and we will not report them as such.  However,  the IRS could take the  position  that these charges should be treated as partial  withdrawals  subject to current taxation to the extent of any gain and, if  applicable,  the 10% tax  penalty.  We reserve the right to report  charges for the optional  Death  Benefit as partial  withdrawals if we, as a reporting and withholding agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be  suitable as a funding  vehicle for various  types of  tax-qualified  retirement  plans.  We have provided  summaries  of the types of  tax-qualified  retirement  plans  with which we may issue an  Annuity.  These summaries  provide general  information  about the tax rules and are not intended to be complete  discussions.  The tax rules  regarding  qualified  plans are  complex.  These  rules may include  limitations  on  contributions  and restrictions on  distributions,  including  additional  taxation of  distributions  and additional  penalties.  The terms and conditions of the  tax-qualified  retirement plan may impose other  limitations and restrictions that are in  addition  to the  terms of the  Annuity.  The  application  of these  rules  depends  on  individual  facts and circumstances.  Before  purchasing an Annuity for use in a qualified plan, you should obtain  competent tax advice, both as to the tax treatment and  suitability  of such an  investment.  American  Skandia does not offer all of its annuities to all of these types of tax-qualified retirement plans.

Corporate Pension and  Profit-sharing  Plans:  Annuities may be used to fund employee benefits of various corporate pension and  profit-sharing  plans  established by corporate  employers  under Section 401(a) of the Code including
401(k) plans.  Contributions  to such plans are not taxable to the employee until  distributions  are made from the retirement  plan.  The  Code  imposes  limitations  on the  amount  that  may be  contributed  and  the  timing  of distributions.  The tax treatment of distributions  is subject to special  provisions of the Code, and also depends on the  design  of the  specific  retirement  plan.  There  are  also  special  requirements  as to  participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R. 10 Plans:  Annuities  may also be used to fund  benefits of  retirement  plans  established  by  self-employed individuals  for  themselves  and their  employees.  These are commonly  known as "H.R. 10 Plans" or "Keogh Plans".
These plans are subject to most of the same types of limitations and requirements as retirement  plans  established by corporations.  However, the exact limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section  403(b) of the Code, a tax  sheltered  annuity  ("TSA") is a contract into which  contributions  may be made by certain  qualifying  employers such as public schools and certain  charitable, educational and scientific  organizations  specified in Section 501(c)(3) for the benefit of their employees.  Such contributions  are not taxable to the employee until  distributions  are made from the TSA. The Code imposes limits on contributions, transfers and distributions.  Nondiscrimination requirements also apply.

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Under a TSA, you may be prohibited from taking  distributions from the contract  attributable to contributions made pursuant to a salary reduction agreement unless the distribution is made:
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|X|      After the participating employee attains age 59 1/2;
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|X|      Upon separation from service, death or disability; or
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|X|      In the case of financial hardship (subject to restrictions).
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Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established by governmental  and certain  other  tax  exempt  employers  for their  employees  may  invest in  annuity  contracts.  The Code  limits contributions and distributions,  and imposes  eligibility  requirements as well.  Contributions are not taxable to employees  until  distributed  from the plan.  However,  plan assets  remain the  property of the  employer and are subject to the claims of the employer's  general  creditors until such assets are made available to participants or their beneficiaries.

Individual  Retirement  Programs  or "IRAs":  Section 408 of the Code allows  eligible  individuals  to maintain an individual  retirement  account or individual  retirement  annuity ("IRA").  IRAs are subject to limitations on the amount that may be contributed,  the  contributions  that may be deducted from taxable income,  the persons who may be  eligible  to  establish  an IRA and the time when  distributions  must  commence.  Further,  an Annuity  may be
established  with  "roll-over"   distributions  from  certain  tax-qualified  retirement  plans  and  maintain  the tax-deferred status of these amounts.

Roth  IRAs:  A form  of IRA is  also  available  called  a  "Roth  IRA".  Contributions  to a Roth  IRA are not tax
deductible.  However,  distributions  from a Roth IRA are free from Federal income taxes and are not subject to the
10% penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion  from a traditional  IRA was made and the  distribution  is made (a) once the  taxpayer  is age 59 1/2or older,  (b) upon the
                          ---
death or disability  of the  taxpayer,  or (c) for qualified  first-time  home buyer  expenses,  subject to certain limitations.  Distributions  from a Roth IRA that are not  "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs and Roth IRAs will  receive a special  disclosure  document,  which  describes  limitations  on eligibility,  contributions,  transferability  and  distributions.  It also  describes the  conditions  under which distributions  from IRAs and qualified plans may be rolled over or transferred into an IRA on a tax-deferred  basis and the conditions  under which  distributions  from traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that meet  specified  criteria may establish  Simplified  Employee  Pensions or SEP
IRAs.  Employer  contributions  that may be made to  employee  SEP IRAs are  larger  than the  amounts  that may be contributed to other IRAs, and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts are generally  taxed under Section 72 of the Code.  Under these rules,  a portion  of each  distribution  may be  excludable  from  income.  The  excludable  amount is the  proportion  of a distribution  representing  after-tax  contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a  distribution  from a Qualified  Contract made prior to age 59 1/2.  However,  the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent  to the death or  disability  of the taxpayer (for this purpose  disability is as defined in
     Section 72(m)(7) of the Code);
|X|      is part of a  series  of  substantially  equal  periodic  payments  to be paid not  less  frequently  than annually  for the  taxpayer's  life or life  expectancy  or for the joint  lives or life  expectancies  of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care*;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*; and
|X|      is made pursuant to an IRS levy.

The exceptions  above which are followed by an asterisk (*) do not apply to IRAs.  Certain other  exceptions may be available.

Minimum  Distributions  after  age 70 1/2:  A  participant's  interest  in a  Qualified  Contract  must  generally  be distributed,  or begin to be  distributed,  by the  "required  beginning  date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar  year in which the  individual  retires from service with the employer  sponsoring  the plan.
      The retirement option is not available to IRAs.

The IRS has released  proposed  Treasury  regulations  containing  new Minimum  Distribution  rules.  Under the new rules,  the Minimum  Distribution  amount will be lower for the vast  majority  of  individuals.  The new rules are available,  at the option of the  individual,  for Minimum  Distributions  required  in the year 2001.  For Minimum
Distributions required in 2002 and beyond, the individual must utilize the new Minimum Distribution rules.

Under existing Minimum  Distribution  rules,  the  participant's  entire interest must be distributed  beginning no later than the  required  beginning  date over a period  which may not extend  beyond a maximum of the life or life expectancy of the participant (or the life  expectancies  of the owner and a designated  beneficiary).  Each annual distribution  must equal or exceed a "minimum  distribution  amount"  which is  determined  by dividing the account value by the  applicable  life  expectancy  or pursuant to an annuity  payout.  If the account  balance is used, it generally  is based upon the Account  Value as of the close of business  on the last day of the  previous  calendar year.

If the  participant  dies before  reaching his or her "required  beginning  date",  his or her entire interest must generally  be  distributed  within  five (5)  years of death.  However,  this  rule  will be  deemed  satisfied  if distributions  begin before the close of the calendar year following  death to a designated  beneficiary (or over a period not extending  beyond the life  expectancy  of the  beneficiary).  If the  Beneficiary  is the  individual's surviving  spouse,  distributions  may be  delayed  until  the  deceased  owner  would  have  attained  age 701/2. A surviving  spouse  would  also  have  the  option  to  assume  the IRA as his or her  own if he or she is the  sole designated  beneficiary.  If a  participant  dies  after  reaching  his or her  required  beginning  date or  after distributions  have  commenced,  the  individual's  interest must  generally be  distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

If the amount  distributed is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

Under the new Minimum  Distribution  rules, a uniform life  expectancy  table will be utilized by all  participants except those with a spouse who is more than ten (10) years  younger  than the  participant.  In that case,  the new rules  permit the  participant  to utilize the actual  life  expectancies  of the  participant  and the spouse.  In addition,  the  designated  beneficiary  under  the new  rules  is not  determined  until  December  31 of the year following  the  year of the  participant's  death.  In most  cases,  the  beneficiary  may be  changed  during  the participant's  lifetime with no affect on the Minimum  Distributions.  At death,  the  designated  Beneficiary  may take  Minimum  Distributions  over  his/her  life  expectancy  or in a lump sum.  In the  absence  of a  designated beneficiary, the beneficiary may take a lump sum or distributions over five (5) years.

It is  important  to note that the new Minimum  Distribution  rules may not apply to certain  qualified  retirement plans (at this time), but currently generally apply to IRA's and 403(b)'s.

GENERAL TAX CONSIDERATIONS

Diversification:  Section 817(h) of the Code provides that a variable annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of insurance  companies).  If the  diversification  requirements under the Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the  contract.  The Treasury  Department's  regulations  prescribe  the  diversification  requirements  for variable  annuity  contracts.  We believe the  underlying  mutual fund  portfolios  should comply with the terms of these regulations.

Transfers  Between  Investment  Options:  Transfers  between  investment  options are not subject to taxation.  The
Treasury  Department may  promulgate  guidelines  under which a variable  annuity will not be treated as an annuity for tax purposes if persons with  ownership  rights have excessive  control over the  investments  underlying  such variable  annuity.  Such  guidelines  may or may not  address  the  number of  investment  options or the number of transfers between  investment  options offered under a variable  annuity.  It is not known whether such guidelines, if in fact  promulgated,  would have retroactive  effect. It is also not known what effect, if any, such guidelines may have on transfers  between the investment  options of the Annuity offered pursuant to this Prospectus.  We will take any  action,  including  modifications  to your  Annuity or the  Sub-accounts,  required  to comply  with such guidelines if promulgated.

Federal  Income Tax  Withholding:  Section 3405 of the Code  provides  for Federal  income tax  withholding  on the portion of a  distribution  which is  includible  in the gross  income of the  recipient.  Amounts  to be  withheld depend upon the nature of the  distribution.  However,  under most  circumstances a recipient may elect not to have income taxes withheld or have income taxes  withheld at a different  rate by filing a completed  election form with
us.

Certain  distributions,  known as  eligible  rollover  distributions,  from  Qualified  Contracts,  are  subject to automatic  20%  withholding  for Federal  income  taxes.  The  following  distributions  are not eligible  rollover distributions and not subject to 20% withholding::
|X|      any portion of a distribution paid as Minimum Distributions;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal  periodic  payments  for the life or life  expectancy  of the participant  in the  retirement  plan or the  life  or life  expectancy  of  such  participant  and his or her designated beneficiary under such plan;
|X|      distributions  that are part of a series of  substantial  periodic  payments  pursuant to Section 72(q) or
     72(t) of the Code; and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments and Pledges:  Any amount  received  directly or indirectly as a loan from, or any assignment or pledge  of any  portion  of the  value  of, an  annuity  before  annuity  payments  have  begun  are  treated  as a distribution  subject  to  taxation  under the  distribution  rules set forth  above.  Any gain in an annuity on or after the  assignment  or pledge of an entire  annuity  and while such  assignment  or pledge  remains in effect is treated as "income  on the  contract"  in the year in which it is earned.  For  annuities  not issued as  Qualified
Contracts,  the cost basis of the annuity is  increased by the amount of any  assignment  or pledge  includible  in gross  income.  The cost basis is not affected by any  repayment of any loan for which the annuity is collateral or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone  other  than the  spouse of the owner (or  former  spouse  incident  to a divorce) is treated, for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain  competent tax advice with respect to possible  federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under  the  Code  certain  taxes  may be due  when  all or part of an  annuity  is transferred  to, or a death benefit is paid to, an  individual  two or more  generations  younger than the contract holder.  These  generation-skipping  transfers  generally  include  those  subject  to  federal  estate or gift tax rules.  There is an  aggregate  $1 million  exemption  from taxes for all such  transfers.  We may be  required  to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations  for  Contingent  Annuitants:  There may be  adverse  tax  consequences  if a  contingent  annuitant succeeds an annuitant  when the Annuity is owned by a trust that is neither tax exempt nor  qualifies for preferred treatment under certain sections of the Code. In general,  the Code is designed to prevent  indefinite  deferral of tax.  Continuing  the  benefit of tax  deferral  by naming one or more  contingent  annuitants  when the Annuity is owned by a  non-qualified  trust might be deemed an attempt to extend the tax  deferral for an  indefinite  period.
Therefore,  adverse tax treatment may depend on the terms of the trust,  who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements  and reports  required by applicable law or regulation to you at your last known address of record.  You should  therefore  give us prompt notice of any address  change.  We reserve the right,  to the extent permitted  by law  and  subject  to  your  prior  consent,  to  provide  any  prospectus,  prospectus  supplements, confirmations,  statements  and reports  required  by  applicable  law or  regulation  to you through our  Internet
Website at  http://www.americanskandia.com  or any other electronic means,  including diskettes or CD ROMs. We send a  confirmation  statement  to you  each  time a  transaction  is made  affecting  Account  Value,  such as  making additional Purchase Payments,  transfers,  exchanges or withdrawals.  We also send quarterly  statements  detailing the activity  affecting your Annuity during the calendar quarter.  You may request additional  reports.  We reserve the right to charge up to $50 for each such  additional  report.  Instead of  immediately  confirming  transactions made pursuant to some type of periodic  transfer  program (such as a dollar cost  averaging  program) or a periodic
Purchase Payment program,  such as a salary reduction  arrangement,  we may confirm such  transactions in quarterly statements.  You should review the information in these statements carefully.

All errors or corrections  must be reported to us at our Office as soon as possible to assure proper  accounting to your Annuity. For transactions that are confirmed  immediately,  we assume all transactions are accurate unless you notify us  otherwise  within 10 days from the date you receive the  confirmation.  For  transactions  that are only confirmed on the quarterly  statement,  we assume all transactions are accurate unless you notify us within 10 days from the date you  receive  the  quarterly  statement.  All  transactions  confirmed  immediately  or by  quarterly statement  are deemed  conclusive  after the  applicable  10-day  period.  We may also send an annual  report and a semi-annual report containing  applicable financial  statements,  as of December 31 and June 30,  respectively,  to
Owners or, with your prior consent,  make such documents available  electronically  through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in
Connecticut  with  licenses  in all 50 states and the  District of  Columbia.  American  Skandia is a  wholly-owned subsidiary  of  American  Skandia,  Inc.,  whose  ultimate  parent is Skandia  Insurance  Company  Ltd.,  a Swedish company.  American  Skandia  markets its products to  broker-dealers  and  financial  planners  through an internal field  marketing  staff.  In  addition,  American  Skandia  markets  through  and  in  conjunction  with  financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American  Skandia is in the business of issuing variable  annuity and variable life insurance  contracts.  American
Skandia currently offers the following  products:  (a) flexible premium deferred annuities and single premium fixed deferred  annuities  that are  registered  with the SEC; (b) certain other fixed  deferred  annuities  that are not registered with the SEC; (c) certain group variable  annuities that are exempt from  registration with the SEC that serve as funding  vehicles for various types of qualified  pension and profit sharing  plans;  (d) a single premium variable life insurance  policy that is registered with the SEC; and (e) a flexible  premium life insurance  policy that is registered with the SEC.

WHAT ARE SEPARATE ACCOUNTS?
The assets  supporting  our  obligations  under the  Annuities  may be held in various  accounts,  depending on the obligation  being supported.  In the accumulation  period,  assets  supporting  Account Values are held in separate accounts  established  under  the laws of the  State of  Connecticut.  We are the  legal  owner  of  assets  in the separate  accounts.  In the payout phase,  assets  supporting  fixed annuity  payments and any  adjustable  annuity payments we make  available  are held in our general  account.  Income,  gains and losses from assets  allocated to these  separate  accounts are credited to or charged  against each such separate  account  without  regard to other income,  gains or losses of American  Skandia or of any other of our  separate  accounts.  These assets may only be charged  with  liabilities  which  arise from the  annuity  contracts  issued by American  Skandia  Life  Assurance
Corporation.  The  amount  of our  obligation  in  relation  to  allocations  to the  Sub-accounts  is based on the investment  performance  of such  Sub-accounts.  However,  the  obligations  themselves  are our general  corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in Class 1 Sub-accounts of American  Skandia Life Assurance  Corporation  Variable Account B, also referred to as  "Separate  Account B".  Separate  Account B consists  of  multiple  Sub-accounts.  The name of each
Sub-account  generally  corresponds  to the name of the underlying  Portfolio.  The names of each  Sub-account  are shown  in  the  Statement  of  Additional  Information.  Separate  Account  B was  established  by us  pursuant  to
Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary  according to the investment  performance of Separate  Account B. The  Sub-accounts  offered  pursuant to this  Prospectus  are all Class 1  Sub-accounts  of  Separate  Account B. Each class of  Sub-accounts  in  Separate
Account  B has a  different  level  of  charges  assessed  against  such  Sub-accounts.  You will  find  additional information about these underlying mutual funds and portfolios in the prospectuses for such funds.

Separate Account B is registered with the SEC under the Investment  Company Act of 1940 ("Investment  Company Act")
as a unit investment  trust,  which is a type of investment  company.  This does not involve any supervision by the
SEC of the investment  policies,  management or practices of Separate Account B. Each  Sub-account  invests only in a single mutual fund or mutual fund portfolio.

We  reserve  the  right  to  make  changes  to  the  Sub-accounts  available  under  the  Annuity  as we  determine appropriate.  We may  offer  new  Sub-accounts,  eliminate  Sub-accounts,  or  combine  Sub-accounts  at  our  sole discretion.  We may also close  Sub-accounts  to  additional  Purchase  Payments on existing  Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after  specified  dates.  We may also  substitute an underlying mutual fund or  portfolio  of an  underlying  mutual fund for another  underlying  mutual fund or  portfolio  of an underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are required to obtain under the
Investment  Company Act of 1940. We will notify Owners of changes we make to the  Sub-accounts  available under the
Annuity.

Values and benefits  based on  allocations to the  Sub-accounts  will vary with the  investment  performance of the underlying  mutual funds or fund  portfolios,  as  applicable.  We do not guarantee the  investment  results of any
Sub-account.  Your Account  Value  allocated  to the  Sub-accounts  may  increase or decrease.  You bear the entire investment risk.

Separate Account D
During the accumulation  period,  assets supporting our obligations based on Fixed Allocations are held in American
Skandia Life Assurance  Corporation  Separate  Account D, also referred to as Separate  Account D. Such obligations are  based on the  fixed  interest  rates we credit to Fixed  Allocations  and the  terms of the  Annuities.  These obligations do not depend on the investment  performance  of the assets in Separate  Account D. Separate  Account D was established by us pursuant to Connecticut law.

There are no units in  Separate  Account  D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An
Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the investment  gain or loss on assets  maintained  in Separate  Account D. Such gain or loss accrues  solely to us. We retain  the risk that the  value of the  assets  in  Separate  Account  D may drop  below  the  reserves  and other liabilities  we must  maintain.  Should the value of the assets in  Separate  Account D drop below the  reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets, we will transfer assets from our general  account to  Separate  Account D to make up the  difference.  We have the right to transfer to our general  account any assets of Separate  Account D in excess of such  reserves and other  liabilities.  We maintain assets in Separate Account D supporting a number of annuities we offer.

We have sole discretion over the investment  managers  retained to manage the assets maintained in Separate Account
D. Each manager we employ is  responsible  for  investment  management of a different  portion of Separate  Account
D. From time to time  additional  investment  managers  may be  employed  or  investment  managers  may cease being employed.  We are under no obligation to employ or continue to employ any investment manager(s).

We are not  obligated  to invest  according  to  specific  guidelines  or  strategies  except as may be required by
Connecticut and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each  underlying  mutual fund is  registered as an open-end  management  investment  company  under the  Investment
Company Act.  Shares of the  underlying  mutual fund  portfolios  are sold to separate  accounts of life  insurance companies  offering  variable  annuity and variable life insurance  products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the  underlying  mutual funds in which the  Sub-accounts  invest.  However, under SEC rules,  you have  voting  rights in relation  to Account  Value  maintained  in the  Sub-accounts.  If an underlying  mutual fund portfolio  requests a vote of shareholders,  we will vote our shares in the manner directed by Owners with Account Value  allocated to that  Sub-account.  Owners have the right to vote an amount equal to the number of shares  attributable  to their  contracts.  If we do not  receive  voting  instructions  in  relation  to certain  shares,  we will vote  those  shares in the same  manner  and  proportion  as the shares for which we have received  instructions.  We will furnish  those  Owners who have Account  Value  allocated to a  Sub-account  whose underlying  mutual fund  portfolio has  requested a "proxy" vote with the necessary  forms to provide us with their instructions.  Generally,  you will be asked to provide  instructions  for us to vote on matters such as changes in a fundamental  investment  strategy,  adoption of a new investment advisory  agreement,  or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia Trust (the "Trust") has obtained an exemption from the Securities  and Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new  sub-advisory agreements,  without  obtaining  shareholder  approval  of  the  changes.  This  exemption  (which  is  similar  to exemptions  granted to other investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision and management of the  sub-advisors  by ASISI and the Trustees.  The Trust is required,  under the terms of the exemption,  to provide  certain  information to  shareholders  following these types of changes.

Material Conflicts
It is possible  that  differences  may occur  between  companies  that offer  shares of an  underlying  mutual fund portfolio to their  respective  separate  accounts  issuing  variable  annuities  and/or  variable  life  insurance products.  Differences may also occur  surrounding the offering of an underlying  mutual fund portfolio to variable life  insurance  policies  and  variable  annuity  contracts  that we offer.  Under  certain  circumstances,  these differences  could be considered  "material  conflicts,"  in which case we would take  necessary  action to protect persons with voting  rights under our variable  annuity  contracts  and variable life  insurance  policies  against persons  with  voting  rights  under  other  insurance  companies'  variable  insurance  products.  If a  "material conflict" were to arise between owners of variable  annuity  contracts and variable life insurance  policies issued by us we would take  necessary  action to treat  such  persons  equitably  in  resolving  the  conflict.  "Material conflicts"  could arise due to  differences  in voting  instructions  between owners of variable life insurance and variable annuity contracts of the same or different companies.  We monitor any potential conflicts that may exist.

Service Fees Payable by Underlying Funds
American  Skandia or our affiliates  have entered into  agreements  with the  investment  adviser or distributor of many of the underlying Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support  services to the  Portfolios  for which a fee is paid that is generally  based on a  percentage  of the average  assets  allocated to the  Portfolios  under the Annuity.  Any fees  payable  will be  consistent  with the services  rendered or the expected cost savings  resulting from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American Skandia,  Inc., is the distributor  and  principal  underwriter  of the  securities  offered  through  this  prospectus.  ASM  acts as the distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American  Skandia  Advisor  Funds,  Inc.,  a  family  of  retail  mutual  funds.  ASM also  acts as an  introducing broker-dealer  through which it receives a portion of brokerage  commissions in connection with purchases and sales of  securities  held by portfolios of American  Skandia  Trust which are offered as underlying  investment  options under the Annuity.

ASM's  principal  business  address is One  Corporate  Drive,  Shelton,  Connecticut  06484.  ASM is  registered as broker-dealer  under  the  Securities  Exchange  Act of 1934  ("Exchange  Act")  and is a  member  of the  National
Association of Securities Dealers, Inc. ("NASD").

The  Annuity  is  offered  on a  continuous  basis.  ASM  enters  into  distribution  agreements  with  independent broker-dealers  who are  registered  under the  Exchange Act and with  entities  that may offer the Annuity but are exempt from  registration.  Applications  for the Annuity are  solicited  by  registered  representatives  of those firms.  Such  representatives  will also be our appointed  insurance agents under state insurance law. In addition,
ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to  firms  on  sales  of the  Annuity  according  to one or more  schedules.  The  individual representative  will receive a portion of the  compensation,  depending  on the practice of the firm.  Compensation may be payable based on a percentage of Purchase  Payments made, up to a maximum of 1.0%.  Ongoing  compensation of up to 1.25%  per year of the  Account  Value  is also  payable.  We may also  provide  compensation  for  providing ongoing  service to you in relation to the  Annuity.  Commissions  and other  compensation  paid in relation to the
Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive separate  compensation or reimbursement for, among other things,  training of sales personnel,  marketing  or  other  services  they  provide  to us or  our  affiliates.  We or  ASM  may  enter  into compensation  arrangements  with certain firms.  These  arrangements will not be offered to all firms and the terms of such  arrangements  may  differ  between  firms.  Any such  compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  To the  extent  permitted  by NASD rules and other  applicable  laws and regulations,  ASM may  pay or  allow  other  promotional  incentives  or  payments  in the  form  of cash or  other compensation.

Advertising:  We may advertise certain  information  regarding the performance of the investment  options.  Details on how we calculate  performance for the  Sub-accounts are found in the Statement of Additional  Information.  This information may help you review the  performance of the investment  options and provide a basis for comparison with other  annuities.  It may be less useful when  comparing  the  performance  of the  investment  options  with other savings or investment  vehicles.  Such other investments may not provide some of the benefits of annuities,  or may not be designed for long-term  investment  purposes.  Additionally other savings or investment  vehicles may not be receive the beneficial tax treatment given to annuities under the Code.

We may  advertise  the  performance  of the  underlying  mutual  fund  portfolios  in the  form of  "Standard"  and
"Non-standard"  Total Returns.  "Standard  Total Return"  figures assume that all charges and fees are  applicable.
"Non-standard  Total  Return"  figures  may be used that do not reflect all fees and  charges.  Non-standard  Total
Returns are calculated in the same manner as standardized  returns.  Standard and  Non-standard  Total Returns will not reflect  charges that apply to either  Optional Death Benefit.  Non-standard  Total Returns must be accompanied by Standard Total Returns.

Performance  information  on the  Sub-accounts  is  based on past  performance  only  and is not an  indication  or representation  of future  performance.  Performance of the  Sub-accounts  is not fixed.  Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the  maturities  of the  investments  held by the underlying  mutual funds or portfolios  and upon  prevailing  market  conditions and the response of the underlying mutual  funds  to such  conditions.  Actual  performance  will  also  depend  on  changes  in the  expenses  of the underlying  mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such underlying  mutual fund or portfolio.  In addition,  the amount of charges  assessed  against each Sub-account will affect performance.

Some of the underlying  mutual fund portfolios  existed prior to the inception of these  Sub-accounts.  Performance quoted in advertising  regarding such  Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial  offering of the Annuities,  or periods during which the underlying  mutual fund portfolios have been in existence,  but the  Sub-accounts  have not. Such  hypothetical  historical  performance is calculated  using  the  same  assumptions  employed  in  calculating  actual  performance  since  inception  of the
Sub-accounts.  Hypothetical  historical performance of the underlying mutual fund portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

The information we may advertise  regarding the Fixed  Allocations  may include the then current  interest rates we are  crediting to new Fixed  Allocations.  Information  on current  rates will be as of the date  specified in such advertisement.  Rates will be included in  advertisements  to the extent  permitted  by law.  Given that the actual rates  applicable  to any Fixed  Allocation  are as of the date of any such  Fixed  Allocation's  Guarantee  Period begins, the rate credited to a Fixed Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute may also compare the  performance  of our  Sub-accounts  with: (a) certain  unmanaged market  indices,  including  but not limited to the Dow Jones  Industrial  Average,  the Standard & Poor's 500, the
NASDAQ 100, the Shearson Lehman Bond Index, the Frank Russell  non-U.S.  Universal Mean, the Morgan Stanley Capital
International Index of Europe,  Asia and Far East Funds, and the Morgan Stanley Capital  International World Index;
and/or (b) other  management  investment  companies  with  investment  objectives  similar  to the  mutual  fund or portfolio  underlying  the  Sub-accounts  being  compared.  This may include the  performance  ranking  assigned by various  publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune,  Money,  Barron's,
Business Week, USA Today and statistical  services,  including but not limited to Lipper Analytical Services Mutual
Funds  Survey,  Lipper  Annuity  and Closed End Survey,  the  Variable  Annuity  Research  Data  Survey,  SEI,  the
Morningstar Mutual Fund Sourcebook and the Morningstar Variable Annuity/Life Sourcebook.

American  Skandia Life Assurance  Corporation  may advertise its rankings  and/or ratings by independent  financial ratings  services.  Such rankings may help you in  evaluating  our ability to meet our  obligations  in relation to
Fixed  Allocations,  pay minimum death benefits,  pay annuity payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of Separate Account B.

AVAILABLE INFORMATION
A Statement of Additional  Information is available from us without  charge upon your request.  This  Prospectus is part of the  registration  statement we filed with the SEC regarding  this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these  materials  at the  prescribed  rates from the SEC's  Public  Reference  Section,  450 Fifth  Street N.W.,
Washington,  D.C., 20549. You may inspect and copy those registration  statements and exhibits thereto at the SEC's public  reference  facilities at the above address,  Room 1024, and at the SEC's  Regional  Offices,  7 World Trade
Center,  New York, NY, and the Everett McKinley Dirksen  Building,  219 South Dearborn Street,  Chicago,  IL. These
documents,  as well as  documents  incorporated  by  reference,  may also be obtained  through  the SEC's  Internet
Website  (http://www.sec.gov)  for  this  registration  statement  as  well  as for  other  registrants  that  file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the  extent  and only to the  extent  that any  statement  in a document  incorporated  by  reference  into this
Prospectus  is  modified or  superseded  by a statement  in this  Prospectus  or in a  later-filed  document,  such statement is hereby deemed so modified or  superseded  and not part of this  Prospectus.  The Annual Report on Form
10-K for the year ended  December 31, 2000  previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will  furnish  you  without  charge a copy of any or all of the  documents  incorporated  by  reference  in this
Prospectus,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling our  Customer  Service  Team at  1-800-680-8920  or our  automated  telephone  access and response system (STARS) at 1-800-766-4530
|X|      writing to us at American Skandia Life Assurance  Corporation,  Attention:  Stagecoach  Annuity,  P.O. Box
       7038, Bridgeport, Connecticut 06601-7038
|X|      sending  an  email  to   customerservice@americanskandia.com   or  visiting   our   Internet   Website  at
       www.americanskandia.com
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com

You can obtain  account  information  through our automated  telephone  access and response  system  (STARS) and at
www.americanskandia.com,  our Internet  Website.  Our Customer  Service  representatives  are also available during business hours to provide you with information  about your account.  You can request certain  transactions  through our telephone voice response system,  our Internet Website or through a customer  service  representative.  You can provide  authorization for a third party,  including your  attorney-in-fact  acting pursuant to a power of attorney or a  financial  professional,  to access  your  account  information  and  perform  certain  transactions  on your account.  You will need to complete a form  provided by us which  identifies  those  transactions  that you wish to authorize via telephonic  and electronic  means and whether you wish to authorize a third party to perform any such transactions.  We  require  that  you or  your  representative  provide  proper  identification  before  performing transactions  over the  telephone  or through our  Internet  Website.  This may  include a Personal  Identification
Number  (PIN) that will be  provided  to you upon issue of your  Annuity or you may  establish  or change  your PIN through our automated  telephone  access and response system (STARS) and at  www.americanskandia.com,  our Internet
Website.  Any third party that you authorize to perform  financial  transactions on your account will be assigned a
PIN for your account.

Transactions  requested  via telephone are  recorded.  To the extent  permitted by law, we will not be  responsible for any claims,  loss,  liability  or expense in  connection  with a  transaction  requested  by telephone or other electronic means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your Annuity using  verification  methods which may include a request for your Social  Security  number,  PIN or other form of  electronic  identification.  We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

American  Skandia does not guarantee  access to telephonic  and  electronic  information or that we will be able to accept  transaction  instructions  via the telephone or electronic  means at all times.  American  Skandia reserves the right to limit, restrict or terminate telephonic and electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the "Securities Act") may be
permitted to directors,  officers or persons controlling the registrant pursuant to the foregoing  provisions,  the registrant  has been  informed  that in the opinion of the SEC such  indemnification  is against  public  policy as expressed in the Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  neither we nor ASM were  involved in any  litigation  outside of the  ordinary course of business, and know of no material claims.

EXECUTIVE OFFICERS AND DIRECTORS
Our executive officers,  directors and certain significant  employees,  their ages, positions with us and principal occupations  are indicated  below.  The  immediately  preceding work  experience is provided for officers that have not been employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation
---                                                           --------------------------                        --------------------

Patricia J. Abram                                             Senior Vice President                           Senior Vice President:
49                                                            and Director (since September, 2000)                 American Skandia
                                                                                                             Marketing, Incorporated

Ms. Abram joined us in 1998. She previously  held the position of Senior Vice President,  Chief  Marketing  Officer
with Mutual Service Corporation.  Ms. Abram was employed there since 1982.

Lori Allen                                                    Vice President                                         Vice President:
31                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Robert M. Arena                                               Vice President                                         Vice President:
32                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Gordon C. Boronow                                             Deputy Chief Executive Officer         Deputy Chief Executive Officer:
48                                                            and Director (since July, 1991)                  American Skandia Life
                                                                                                               Assurance Corporation

Robert W. Brinkman                                            Senior Vice President                           Senior Vice President:
36                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Malcolm M. Campbell                                           Director (since July, 1991)                 Director of Operations and
45                                                                                                     Chief Actuary, Assurance and
                                                                                                        Financial Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Carl Cavaliere                                                Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Cavaliere  joined us in 1998.  He  previously  held the position of Director of  Operations  with Aetna,  Inc.
since 1989.

Y.K. Chan                                                     Senior Vice President                            Senior Vice President
43                                                            and Director (since September, 2000)    and Chief Information Officer:
                                                                                                        American Skandia Information
                                                                                                 Services and Technology Corporation

Mr. Chan  joined us in 1999.  He  previously  held the  position of Chief  Information  Officer  with E.M.  Warburg
Pincus  from  January  1995  until  April  1999 and the  position  of Vice  President,  Client  Server  Application
Development with Scudder, Stevens and Clark from January 1991 until January 1995.

Lucinda C. Ciccarello                                         Vice President                                         Vice President:
42                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Ciccarello  joined us in 1997. She previously  held the position of Assistant Vice President with Phoenix Duff
& Phelps since 1984.

Lincoln R. Collins                                            Senior Vice President                           Senior Vice President:
40                                                            Director (since February, 1996)                  American Skandia Life
                                                                                                               Assurance Corporation

Tim Cronin                                                    Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Cronin  joined us in 1998. He previously  held the position of  Manager/Client  Investor with Columbia  Circle
Investors since 1995.

Harold Darak                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Darak joined us in 1999. He previously  held the position of  Consultant/Senior  Manager with Deloitte & Touche since  1998 and the  positions  of Second  Vice  President  with The  Guardian  since 1996 and The  Travelers  from
October, 1982 until December, 1995.

Wade A. Dokken                                                President and Chief Executive Officer                    President and
41                                                            and Chairman of the Board                     Chief Executive Officer:
                                                                                                              American Skandia, Inc.

Elaine C. Forsyth                                             Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Larisa Gromyko                                                Director, Insurance Compliance         Director, Insurance Compliance:
54                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Maureen Gulick                                                Director, Business Operations           Director, Business Operations:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ian Kennedy                                                   Senior Vice President                           Senior Vice President:
53                                                            and Director (since September, 2000)                  American Skandia
                                                                                                             Marketing, Incorporated

Mr. Ian  Kennedy  joined us in 1998.  He  previously  was  self-employed  since 1996 and held the  position of Vice
President, Customer Service with SunLife of Canada from September, 1968 to August, 1995.

N. David Kuperstock                                           Vice President                                         Vice President:
49                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Robert K. Leach                                               Vice President and                                     Vice President,
46                                                            Chief Actuary                                           Chief Actuary:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Robert K. Leach joined us in 2000.  He previously  was employed in the U.S.  Retirement  Products and Services
Division of Sun Life of Canada and held the position of Vice President, Finance and Product.

Thomas M. Mazzaferro                                          Executive Vice President and              Executive Vice President and
48                                                            Chief Financial Officer,                      Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Gunnar J. Moberg                                              Director (since October, 1994)         Director - Marketing and Sales,
46                                                                                                          Assurances and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

David R. Monroe                                               Senior Vice President,                          Senior Vice President,
39                                                            Treasurer and                                            Treasurer and
                                                              Corporate Controller                             Corporate Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Michael A. Murray                                             Senior Vice President                           Senior Vice President:
32                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Polly Rae                                                     Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Rebecca Ray                                                   Vice President                                  Senior Vice President:
45                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Ms. Ray joined us in 1999. She previously  held the position of First Vice  President  with  Prudential  Securities since 1997 and Vice President with Merrill Lynch since 1995.

Rodney D. Runestad                                            Vice President                                         Vice President:
51                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Hayward L. Sawyer                                             Senior Vice President                           Senior Vice President:
56                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Lisa Shambelan                                                Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Karen Stockla                                                 Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Stockla  joined us in 1998.  She  previously  held the  position  of  Manager,  Application  Development  with
Citizens  Utilities  Company since 1996 and HRIS Tech Support  Representative  with Yale New Haven  Hospital  since
1993.

William H. Strong                                             Vice President                                         Vice President:
57                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong joined us in 1997. He previously  held the position of Vice  President with American  Financial  Systems from June 1994 to October  1997 and the  position of Actuary  with  Connecticut  Mutual Life from June 1965 to June
1994.

Guy Sullivan                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Sullivan  joined us in 2000. He previously  held the positions of Managing  Director,  Wholesale  Distribution with  Allmerica  Financial  Services  since 1999 and Managing  Director and Member of the Executive  Committee with
Putnam Investments since 1995.

Leslie S. Sutherland                                          Vice President                                         Vice President:
47                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Amanda C. Sutyak                                              Vice President                                         Vice President:
43                                                            Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Christian W. Thwaites                                         Senior Vice President                           Senior Vice President:
43                                                            and Director (since September, 2000)                  American Skandia
                                                                                                             Marketing, Incorporated

Mary Toumpas                                                  Vice President                                      Vice President and
49                                                                                                              Compliance Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Toumpas  joined  us in 1997.  She  previously  held the  position  of  Assistant  Vice  President  with  Chubb
Life/Chubb Securities since 1973.

Bayard F. Tracy                                               Senior Vice President and                       Senior Vice President:
53                                                            Director (since September, 1994)                      American Skandia
                                                                                                             Marketing, Incorporated

Deborah G. Ullman                                             Senior Vice President                           Senior Vice President:
46                                                            and Director (since September, 2000)             American Skandia Life
                                                                                                               Assurance Corporation

Ms. Ullman joined us in 1998.  She previously held the position of Vice President with Aetna, Inc. since 1977.

Jeffrey M. Ulness                                             Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Kirk Wickman                                                  General Counsel                                       General Counsel:
44                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Wickman joined us in 2001. He previously  held the position of Senior Vice President and General  Counsel with
Aetna Financial Services since 1992.

Brett M. Winson                                               Senior Vice President and                       Senior Vice President:
45                                                            Director (since March 2000)                     American Skandia, Inc.

Mr.  Winson  joined us in 1998. He previously  held the position of Senior Vice  President  with Sakura Bank,  Ltd.
since 1990.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)

                             APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

SELECTED FINANCIAL DATA

The following table summarizes information with respect to the operations of the Company:

(in thousands)                                                            For the Year Ended December 31,
                                                         2000           1999           1998            1997           1996
                                                         ----           ----           ----            ----           ----
STATEMENT OF OPERATIONS DATA
----------------------------

Revenues:
Annuity and life insurance charges and fees*         $424,578        $289,989         $186,211       $121,158        $69,780

Fee income
                                                     130,610           83,243           50,839         27,593         16,420
Net investment income
                                                      11,656           10,441           11,130          8,181          1,586
Premium income and other revenues
                                                       4,778            3,688            1,360          1,082            265
                                                       -----            -----            -----          -----            ---

Total revenues                                     $ 571,622        $ 387,361        $ 249,540       $ 158,014      $ 88,051
                                                      ======        =========          =======        =========    ============

Benefits and Expenses:
Annuity and life insurance benefits                   $  751            $ 612            $ 558        $  2,033        $  613

Change in annuity and life insurance                  45,018            3,078            1,053              37           635
   policy reserves

Cost of minimum death benefit reinsurance                  -            2,945            5,144           4,545         2,867

Return credited to contractowners
                                                       9,046           (1,639)          (8,930)         (2,018)          673
Underwriting, acquisition and other insurance
   expenses
                                                     335,213          206,350          167,790          90,496        49,887

Interest expense                                      85,998           69,502           41,004          24,895        10,791
                                                     ---------     ---------       ---------      ---------       ------------

Total benefits and expenses                        $ 476,026    $     280,848    $     206,619   $     119,988   $    65,466
                                                     ======        =============   =============  =============   ===========

Income tax expense (benefit)                       $  30,779    $      30,344    $       8,154   $      10,478   $    (4,038)
                                                     ========      ==============  ==========     ==============  =

Net income                                         $  64,817    $      76,169    $      34,767   $      27,548   $    26,623
                                                     ========      ========        ========       ==============  ===========

STATEMENT OF FINANCIAL CONDITION DATA
-------------------------------------

Total Assets                                         $31,702,705   $30,881,579     $18,848,273    $12,894,290     $8,268,696
                                                     ===========   ===========     ===========    ===========     ==========

Future fees payable to parent                        $   934,410   $   576,034     $   368,978    $   233,034     $   47,112
                                                     ======        =============   =============  =============   ============

Surplus Notes                                        $  159,000    $   179,000     $   193,000    $   213,000     $  213,000
                                                     ==========     =============   ==========      =============   ===========

Shareholder's Equity                                 $  496,911    $   359,434     $   250,417    $   184,421     $   126,345
                                                     ======        =============   ======         =============   ===========

*    On annuity and life insurance  sales of $8,216,167,  $6,862,968,  $4,159,662,  $3,697,990,  and $2,795,114  during the years ended December 31, 2000, 1999, 1998, 1997, and 1996,  respectively,  with contractowner  assets under management of $29,751,822,  $29,396,693,  $17,854,761,  $12,119,191, and $7,764,891 as of December 31, 2000, 1999, 1998, 1997 and
     1996, respectively.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's  Discussion  and Analysis of Financial  Condition  and Results of Operations  should be read in  conjunction with the consolidated financial statements and the notes thereto and Item 6, Selected Financial Data.

Management's  Discussion and Analysis of Financial Condition and Results of Operations  contains certain  forward-looking statements  pursuant to the Private  Securities  Litigation  Reform Act of 1995.  These  forward-looking  statements  are based on estimates and assumptions  that involve certain risks and  uncertainties,  therefore actual results could differ materially  due to factors not  currently  known.  These factors  include  significant  changes in financial  markets and other economic and business conditions, state and federal legislation and regulation, ownership and competition.

 Results of Operations
 ---------------------

 Annuity and life  insurance  sales  increased 20% in 2000 to  $8,216,167,000  as compared to 65% in 1999.  Overall sales growth in 2000 was driven by  significant  sales  volume in the first  quarter of 2000 due to the  strong  equity  market performance.  However,  the decline in the equity markets during the remainder of the year  negatively  impacted sales as the first quarter growth rate was not sustained.  The Company  continues to focus on increasing sales through  innovative product  development  activities,  the  recruitment  and retention of top producers,  high quality  customer  service and improvements in web-based technology.  All three major distribution channels achieved sales growth in 2000.

 Average assets under management totaled  $31,413,809,000 in 2000 and  $21,984,759,000 in 1999,  representing an increase of 43%. As a result of the growth in sales and average assets under  management,  annuity and life insurance  charges and fees  increased 46% in 2000 and 56% in 1999.  Fee income  generated  from transfer  agency-type  and  investment  support activities increased 57% in 2000 and 64% in 1999.

Net  investment  income  increased 12% in 2000  compared to 1999 and decreased 6% in 1999 compared to 1998.  The increase in 2000 is primarily due to a higher level of  investments,  partially  offset by $6,939,000 of  amortization of premiums paid on derivative  instruments.  The decrease in 1999 was primarily  the result of  $1,036,000  of  amortization  of the premium paid on a derivative  instrument  purchased  during 1999. See Note 2D to the  consolidated  financial  statements for information  related to derivative  instruments  used to hedge the guaranteed  minimum death benefit ("GMDB") reserve fluctuations.  Excluding the derivative  amortization,  net investment  income  increased 62% in 2000 and increased 3% in
1999 as a result of increased bond holdings that support the Company's risk-based capital objectives.

 Premium income  represents  premiums  earned on the sale of ancillary  contracts  such as immediate  annuities with life contingencies,  supplementary  contracts with life contingencies and certain life insurance products.  Increased sales of these  products led to an increase in premium  income in 2000.  The increase in 2000 and 1999 was primarily due to higher sales of  supplementary  contracts.  Management  expects  supplementary  contracts to grow over time with the maturing of core business lines.

Net  realized  investment  losses  totaled  $688,000 in 2000,  compared to gains of $578,000 in 1999 and $99,000 in 1998.
The  change  from  1999 to 2000 is  primarily  due to  realized  losses  on sales of  securities  in the  fixed  maturity portfolio.  These losses were  partially  offset by realized  gains on sales of fixed  maturities  and mutual funds.  The increase in realized gains in 1999 compared to 1998 is due to higher gains on sales of mutual fund investments.

 The change in annuity policy reserves  includes changes in reserves related to annuity contracts with mortality risks as well as the Company's GMDB liability.  In 2000,  equity markets  declined and the underlying  fund  performance was lower than the prior year. In contrast,  the equity markets and  underlying  fund  performance  were up  significantly  in 1999 compared to 1998.  The  combination  of these events  resulted in an increase in GMDB  reserves of  $39,866,000  in 2000.
This compares to an increase in GMDB reserves of $2,323,000 in 1999.

 In 1999,  the Company began to develop a program  utilizing  equity put options to manage the risks embedded in the GMDB in annuity contracts that would result from significant  declines in the equity markets.  Prior to the  implementation of the hedge strategies  utilizing equity put options,  the Company had reinsured  substantially  all of its exposure on the
GMDB  liability.  The  reinsurance  was  terminated  during the second  quarter of 1999 as the  reinsurer had exited this market.

 Return credited to contractowners  consists of revenues on the variable and market value adjusted annuities and variable life  insurance,  offset by the benefit  payments  and  changes in  reserves  required  on this  business.  Market  value adjusted  annuity  activity has the largest  impact on this benefit.  In 2000 and 1999, the Separate  Account  investment returns on the market  value  adjusted  annuities  were less than the expected  returns as  calculated  in the  reserves, contributing to the significant  increase in the return credited to contractholders  benefit.  In addition,  this benefit increased as a result of the  amortization  of unearned  Performance  Advantage  target value  credits,  which  increased
$6,826,000  in 2000 over  1999.  Other  significant  contributors  to the  change  from 1999 to 2000  include  guaranteed minimum death benefit  payments on variable  annuities which were driven up due to the market declines in 2000 as well as increased  costs  associated with processing of backdated  financial  transactions.  These increased costs were partially offset by a 2000 experience refund on certain reinsurance treaties in the amount of $4,339,000.

 Underwriting, acquisition and other insurance expenses for 2000, 1999 and 1998 were as follows:

                     (in thousands)                                  2000                 1999                1998
                                                                     ----                 ----                ----

   Commissions and purchase credits                              $ 393,494            $ 358,279           $ 201,008

   General operating expenses                                      252,206              214,269             141,586

   Acquisition costs deferred during the year                     (495,103)            (450,059)           (261,432)
   Acquisition costs amortized during the year                     184,616               83,861              86,628
                                                                   -------   -           ------   -          ------

   Net capitalization of deferred acquisition costs               (310,487)            (366,198)           (174,804)
                                                       -          ---------            ---------           ---------

   Underwriting, acquisition and other
        insurance expenses                                       $ 335,213            $ 206,350           $ 167,790
                                                                 =========            =========           =========

 Underwriting,  acquisition  and  other  insurance  expenses  increased  62%  and  23% in 2000  and  1999,  respectively.
 Increased  commissions  and  purchase  credits  reflect  the  increase  in sales  in both  2000  and  1999.  Significant investments  in new  product  development  and  internet-based  technology  contributed  to  general  operating  expense increases in both 2000 and 1999. The  amortization  of acquisition  costs  increased  substantially  in 2000 compared to
 1999 as the  associated  costs  from  record  sales in late  1999 and early  2000 were  recognized  in  accordance  with accounting principles generally accepted in the United States profit and expense recognition models.

 Interest expense increased  $16,496,000 in 2000 and $28,498,000 in 1999 as a result of additional  securitized financing transactions,  which  consist  of  the  transfer  of  rights  to  receive  future  fees  to the  Parent  ("securitization transactions").  In  addition,  the  Company  retired  surplus  notes on  December  10,  2000 and  December  31,  1999 of
$20,000,000  and  $14,000,000,  respectively.  Surplus  notes  outstanding  as of  December  31,  2000 and  1999  totaled
$159,000,000 and $179,000,000, respectively.

 The  effective  income  tax  rates  for the  years  ended  December  31,  2000,  1999 and 1998  were  32%,  28% and 19%, respectively.  The effective  rate is lower than the corporate  rate of 35% due to permanent  differences,  with the most significant item being the dividend  received  deduction.  Management  believes that based on the taxable income produced in the past two years,  as well as the continued  growth in annuity sales,  the Company will produce  sufficient  taxable income in future years to realize its deferred tax assets.

 The  Company  generated  net income  after tax of  $64,817,000,  $76,169,000  and  $34,767,000  in 2000,  1999 and 1998,
respectively.  Revenue  increases in 2000 were more than offset by higher  benefits and expenses  driven  primarily  from the  increase  in the  reserve  requirement  related  to the GMDB as a  result  of the  decline  in the  equity  markets.
Investments  in new product  development  and  technology  also  contributed  to the increase in expenses.  These factors resulted in the 15% decline in net income.  Net income  increased  119% in 1999 due to strong sales growth and  favorable market  conditions  which led to higher  asset-based  revenue.  The Company  considers  Mexico an emerging market and has invested in the Skandia Vida  operations with the expectation of generating  profits from long-term  savings  products in future years.  As such,  Skandia Vida has generated net losses of  $2,540,000,  $2,523,000  and  $2,514,000 for the years ended December 31, 2000, 1999 and 1998,  respectively.  The Company  expects to transfer  ownership of Skandia Vida to an upstream affiliate during 2001.

 On March 22, 2001, the Company announced that it will begin an aggressive  operating expense reduction program to better align its operating  infrastructure  with the current  investment  environment.  The planned moves include a reduction of approximately  150 positions,  representing  13% of the Company's  workforce,  reductions in the compensation and benefit programs and the curtailment of certain discretionary expenses.

 Total assets grew 3% in 2000  partially as a result of the modest  increase in separate  account  assets  reflecting the impact of strong  sales  which  were  almost  entirely  offset by the  decline  in  equity  markets.  Increased  deferred acquisition  costs also  contributed  to the  increase  in  assets.  Liabilities  grew 2% in 2000 due to higher  reserves required to support the increase in annuity and life insurance  business,  and increased  financing  activity  related to the transfer of rights to receive future fees and charges.

 Liquidity and Capital Resources
 -------------------------------

 The Company's liquidity requirement was met by cash from insurance operations,  investment  activities,  borrowings from
 ASI and the securitization transactions with ASI.

 The majority of the operating  cash outflow  resulted from the sale of variable  annuity and variable life products that carry a  contingent  deferred  sales  charge.  This type of product  causes a  temporary  cash strain in that 100% of the proceeds are invested in separate  accounts  supporting the product leaving a cash (but not capital) strain caused by the acquisition  cost for the new business.  This cash strain  required the Company to look beyond the cash made available by insurance  operations and  investments of the Company to financing in the form of surplus notes,  capital  contributions, securitization transactions and modified coinsurance reinsurance arrangements:

o        During 2000 and 1999, the Company  received  $69,000,000 and  $34,800,000,  respectively,  from ASI to support the capital  needs and  anticipated  growth in business  of its U.S.  operations.  In  addition,  the  Company  received
     $2,450,000 and $1,690,000 from ASI in 2000 and 1999, respectively, to support its investment in Skandia Vida.

o        Funds received from new  securitization  transactions  amounted to $476,288,000  in 2000 and  $265,710,000 in 1999
     (see Note 8 to the consolidated financial statements).

o        During  2000 and 1999,  the  Company  extended  its  reinsurance  agreements.  The Company  also  entered  into an agreement with SICL in 2000. The reinsurance  agreements are modified  coinsurance  arrangements where the reinsurer shares in the experience of a specific book of business.

 The  Company  expects  the  continued  use of  reinsurance  and  securitization  transactions  to fund the  cash  strain anticipated from the acquisition costs on the coming years' sales volume.

 As of December  31, 2000 and 1999,  shareholder's  equity  totaled  $496,911,000  and  $359,434,000,  respectively.  The increases  were  driven  by the  previously  mentioned  capital  contributions  received  from  ASI and net  income  from operations.

 The Company has long-term surplus notes and short-term borrowings with ASI.  No dividends have been paid to ASI.

 The  National  Association  of Insurance  Commissioners  ("NAIC")  requires  insurance  companies to report  information regarding  minimum  Risk  Based  Capital  ("RBC")  requirements.  These  requirements  are  intended  to allow  insurance regulators  to  identify  companies  that may need  regulatory  attention.  The RBC model  law  requires  that  insurance companies  apply various  factors to asset,  premium and reserve  items,  all of which have inherent  risks.  The formula includes  components  for asset risk,  insurance  risk,  interest rate risk and business  risk.  The Company has complied with the NAIC's RBC reporting requirements and has total adjusted capital well above required capital.

 Effects of Inflation
 --------------------

The rate of inflation has not had a significant effect on the Company's financial statements.

Outlook
-------

The Company  believes that it is well  positioned  to retain and enhance its position as a leading  provider of financial products for long-term  savings and  retirement  purposes as well as to address the economic  impact of premature  death, estate and business  planning  concerns and supplemental  retirement  needs.  The Company  continues to focus on offering innovative  long-term  savings and income products and providing  superior customer service in order to gain market share and improve profitability in an increasingly competitive market.

The  Gramm-Leach-Bliley  Act of 1999  (the  Financial  Services  Modernization  Act)  permits  affiliation  among  banks,
securities  firms  and  insurance   companies.   This  legislative   change  has  created   opportunities  for  continued
consolidation  in the financial  services  industry and increased  competition as large  companies  offer a wide array of financial products and services.

Various  other  legislative  initiatives  could impact the Company such as pension  reform,  capital gains and estate tax changes,  privacy  standards and internet  regulation.  Pension  reform may change  current tax deferral  rules and allow increased  contributions to retirement plans,  which may lead to higher  investments in tax-deferred  products and create growth  opportunities  for the  Company.  A  capital  gains tax  reduction  may cause  tax-deferred  products  to be less attractive to consumers,  which could adversely  impact the Company.  New privacy  standards and internet  regulation may impact the Company's  strategic  initiatives  especially  related to potential  partnerships  with  web-based  technology providers.

 QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The  Company  is  subject  to  potential  fluctuations  in  earnings  and the fair  value of  certain  of its  assets and liabilities,  as well as  variations in expected cash flows due to changes in market  interest  rates and equity  prices.
The  following  discussion  focuses on specific  exposures  the Company  has to interest  rate and equity  price risk and describes  strategies used to manage these risks.  The discussion is limited to financial  instruments  subject to market risks and is not intended to be a complete discussion of all of the risks to which the Company is exposed.

 Interest Rate Risk
 ------------------

 Fluctuations in interest rates can potentially  impact the Company's  profitability  and cash flows. The Company has 97%
of assets held under  management that are in  non-guaranteed  Separate  Accounts for which the Company's  exposure is not significant  as the  contractowner  assumes  substantially  all the investment  risk. On the remaining 3% of assets,  the interest  rate risk from  contracts  that carry  interest rate exposure is managed  through an  asset/liability  matching program which takes into account the risk variables of the insurance liabilities supported by the assets.

 At December 31, 2000, the Company held fixed maturity  investments in its general  account that are sensitive to changes in interest  rates.  These  securities  are held in support of the Company's  fixed  immediate  annuities,  supplementary contracts,  the fixed  components of variable life insurance  contracts,  and in support of the Company's target solvency capital.  The Company has a conservative  investment  philosophy  with regard to these  investments.  All investments are investment grade corporate securities, government agency or U.S. government securities.

 The Company's  deferred  annuity  products  offer a fixed option which  subjects the Company to interest rate risk.  The fixed option  guarantees a fixed rate of interest for a period of time selected by the  contractowner.  Guarantee  period options  available range from one to ten years.  Withdrawal of funds before the end of the guarantee  period subjects the contractowner  to a market  value  adjustment  ("MVA").  In the  event of rising  interest  rates,  which  make the fixed maturity  securities  underlying  the  guarantee  less  valuable,  the MVA could be  negative.  In the event of declining interest  rates,  which make the fixed maturity  securities  underlying  the guarantee  more  valuable,  the MVA could be positive.  The  resulting  increase or decrease in the value of the fixed option,  from  calculation  of the MVA,  should substantially  offset the  increase or decrease in the market  value of the  securities  underlying  the  guarantee.  The
Company  maintains  strict  asset/liability  matching  to enable this  offset.  However,  the Company  still takes on the default risk for the underlying  securities,  the interest rate risk of reinvestment of interest payments and the risk of failing to maintain the asset/liability matching program with respect to duration and convexity.

Liabilities  held in the  Company's  general  account and  guaranteed  separate  account as of December  31, 2000 totaled
$1,095,100,000.  Fixed income investments  supporting those liabilities had a fair value of  $1,098,500,000.  The Company performed a sensitivity  analysis on these  interest-sensitive  liabilities and assets at December 31, 2000. The analysis showed that an  immediate  decrease of 100 basis points in interest  rates would result in a net increase in  liabilities and the  corresponding  assets of  approximately  $37,300,000 and $41,500,000,  respectively.  An analysis of a 100 basis point  decline in interest  rates at December 31, 1999 showed a net increase in  interest-sensitive  liabilities  and the corresponding assets of approximately $10,200,000 and $24,800,000, respectively.

 Equity Market Exposure
 ----------------------

 The primary  equity market risk to the Company comes from the nature of the variable  annuity and variable life products sold by the Company.  Various fees and charges  earned are  substantially  derived as a percentage of the market value of assets  under  management.  In a market  decline,  this income  would be  reduced.  This could be further  compounded  by customer  withdrawals,  net of applicable  surrender charge  revenues,  partially offset by transfers to the fixed option discussed  above.  A 10% decline in the market value of the assets  under  management  at December  31,  2000,  sustained throughout  2001,  would result in an approximate  drop in related annual fee income of $54,000,000.  This result was not materially different than the result obtained from the analysis performed as of December 31, 1999.

 Another equity market risk exposure of the Company relates to the guaranteed minimum death benefit  liability.  Declines in equity markets and  correspondingly  the performance of the underlying mutual funds,  increases the guaranteed minimum death  benefit  liabilities.  As discussed in Note 2D of the  consolidated  financial  statements,  the Company  utilizes
derivative   instruments  to  hedge  against  the  risk  of  significant  decreases  in  equity  markets.  Prior  to  the implementation of this program the Company utilized reinsurance to transfer this risk.

 The  Company  has a small  portfolio  of equity  investments;  mutual  funds  which are held in  support  of a  deferred compensation  program.  In the event of a decline in market values of underlying  securities,  the value of the portfolio would decline,  however the accrued benefits payable under the related deferred  compensation  program would decline by a corresponding amount.

 Estimates of interest rate risk and equity price risk were obtained using computer  models that take into  consideration various  assumptions  about the future.  Given the  uncertainty  of future  interest  rate  movements,  volatility in the equity markets and consumer behavior, actual results may vary from those predicted by the Company's models.

                                       AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                               INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the  consolidated  statements of financial  condition of American  Skandia Life Assurance  Corporation (the
"Company" which is a wholly-owned  subsidiary of Skandia  Insurance Company Ltd.) as of December 31, 2000 and 1999, and the
related  consolidated  statements  of  operations,  shareholder's  equity and cash flows for the three  year  period  ended
December 31, 2000.  These  consolidated  financial  statements  are the  responsibility  of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance  with auditing  standards  generally  accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements.  An audit also includes  assessing the accounting  principles used and significant  estimates made by  management,  as well as  evaluating  the overall  financial  statement  presentation.  We believe  that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the consolidated financial  position of American  Skandia Life Assurance  Corporation  at December 31, 2000 and 1999,  and the  consolidated results of their  operations  and their cash flows for each of the three  years in the period  ended  December  31, 2000 in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young

February 2, 2001
Hartford, Connecticut

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                      Consolidated Statements of Financial Condition
                                                      (in thousands)

                                        See notes to consolidated financial statements.

                                                                             As of December 31,
                                                                          2000                        1999
                                                                     ---------------            ----------------
ASSETS
------

Investments:
  Fixed maturities - at fair value                                          285,708             $       198,165                                                                                $
  Fixed maturities - at amortized cost                                                                    3,360
                                                                                  -
  Equity securities - at fair value                                          20,402                      16,404
  Derivative instruments
                                                                              3,015                         189
  Policy loans                                                                3,746                       1,270
                                                                      --------------              --------------
                                                                      --------------              --------------

    Total investments                                                       312,871                     219,388

Cash and cash equivalents                                                    76,499                      89,212
Accrued investment income                                                     5,209                       4,054
Deferred acquisition costs                                                1,398,192                   1,087,705
Reinsurance receivable                                                        3,642                       4,062
Receivable from affiliates                                                    3,327
                                                                                                              -
Income tax receivable
                                                                             34,620                           -
Income tax receivable - deferred                                                                         51,726
                                                                                  -
State insurance licenses                                                      4,113                       4,263
Fixed assets                                                                 10,737                       3,305
Other assets                                                                 96,403                      36,698
Separate account assets                                                  29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total assets                                                       $   31,702,705             $    30,881,579
                                                                     ===============            ================
                                                                     ===============            ================

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------

Liabilities:
Reserves for future insurance policy and contract benefits                  135,545             $        73,292                                                                                $
Drafts outstanding                                                           63,758                      51,059
Accounts payable and accrued expenses                                       137,040                     158,590
Income tax payable                                                                                       24,268
                                                                                  -
Income tax payable - deferred
                                                                              8,949                           -
Payable to affiliates
                                                                                  -                      68,736
Future fees payable to parent                                               934,410
                                                                                                        576,034
Short-term borrowing                                                         10,000                      10,000
Surplus notes                                                               159,000                     179,000
Separate account liabilities                                             29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total liabilities                                                      31,205,794                  30,522,145
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
    issued and outstanding                                                    2,500                       2,500
Additional paid-in capital                                                  287,329                     215,879
Retained earnings                                                           205,979                     141,162
Accumulated other comprehensive income (loss)                                 1,103                       (107)
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total shareholder's equity                                              496,911                     359,434
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total liabilities and shareholder's equity                           31,702,705             $    30,881,579                                                                                $
                                                                     ===============            ================

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Operations
                                                      (in thousands)

                                        See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                   2000                  1999                 1998
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

REVENUES
--------

Annuity and life insurance charges and fees                  $                     $                    $
                                                                     424,578              289,989              186,211
Fee income                                                           130,610               83,243               50,839
Net investment income                                                 11,656               10,441               11,130
Premium income                                                         3,118                1,278                  874
Net realized capital (losses) gains                                    (688)                  578                   99
Other                                                                  2,348                1,832                  387
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total revenues                                                     571,622              387,361              249,540
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

EXPENSES
--------

Benefits:
  Annuity and life insurance benefits                                    751                  612                  558
  Change in annuity and life insurance policy reserves                45,018                3,078                1,053
  Cost of minimum death benefit reinsurance
                                                                           -                2,945                5,144
  Return credited to contractowners                                    9,046               (1,639)              (8,930)
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                      54,815                4,996              (2,175)

Expenses:
  Underwriting, acquisition and other insurance
    expenses                                                         335,213              206,350              167,790
  Interest expense                                                    85,998               69,502               41,004
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                     421,211              275,852              208,794
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total benefits and expenses                                        476,026              280,848              206,619
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

    Income from operations before income tax                          95,596              106,513               42,921

      Income tax expense
                                                                      30,779               30,344                8,154
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

        Net income                                           $                     $                    $
                                                                      64,817               76,169               34,767
                                                             ================      ===============      ===============
                                                             ================      ===============      ===============

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                      Consolidated Statements of Shareholder's Equity
                                                      (in thousands)

                                      See notes to consolidated financial statements.

                                                                   For the Year Ended December 31,
                                                               2000                 1999                  1998
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Common stock:
  Beginning balance                                      $                   $                     $
                                                                  2,500                 2,000                 2,000
  Increase in par value
                                                                      -                   500                     -
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  2,500                 2,500                 2,000
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Additional paid in capital:
  Beginning balance                                             215,879               179,889               151,527
  Transferred to common stock
                                                                      -                  (500)                    -
  Additional contributions                                       71,450                36,490                28,362
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              287,329               215,879               179,889
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Retained earnings:
  Beginning balance                                             141,162                64,993                30,226
  Net income                                                     64,817                76,169                34,767
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              205,979               141,162                64,993
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Accumulated other comprehensive income (loss):
  Beginning balance
                                                                  (107)                 3,535                   668
  Other comprehensive income (loss)
                                                                  1,210                (3,642)                2,867
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  1,103                 (107)                 3,535
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

      Total shareholder's equity                         $                   $                     $
                                                                496,911               359,434               250,417
                                                         ===============     =================     =================
                                                         ===============     =================     =================

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Cash Flow
                                                      (in thousands)

                                      See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                  2000               1999                1998
                                                             -------------      --------------      -------------

Cash flow from operating activities:
  Net income                                                 $                  $                   $
                                                                   64,817              76,169             34,767
  Adjustments to reconcile net income to net
    cash used in operating activities:
      Amortization and depreciation
                                                                    7,565               1,495                251
      Deferred tax expense
                                                                   60,023             (10,903)           (14,242)
      Change in unrealized losses on derivatives
                                                                  (2,935)               3,749                  -
      Increase in policy reserves
                                                                   50,892               4,367              1,130
      (Decrease) increase in payable to affiliates
                                                                 (72,063)              69,897                166
      Change in income tax payable/receivable
                                                                 (58,888)              17,611              7,704
      Increase in other assets
                                                                 (59,987)             (32,954)            (1,173)
      Increase in accrued investment income
                                                                  (1,155)             (1,174)              (438)
      Decrease in reinsurance receivable
                                                                      420                 129              2,152
      Net increase in deferred acquisition costs
                                                                (310,487)            (366,198)          (174,804)
      (Decrease) increase in accounts payable and accrued
expenses                                                         (21,550)              66,763             20,637
      Increase in drafts outstanding
                                                                   12,699              22,118              9,663
      Change in foreign currency translation, net
                                                                    (101)                 701                (22)
      Net realized capital gain on expiration of derivatives
                                                                    (500)                   -                  -
      Net realized capital losses (gains)
                                                                      688               (578)                (99)
                                                             -------------      --------------      -------------

        Net cash used in operating activities                    (330,562)          (148,808)           (114,308)

                                                             -------------      --------------      -------------

Cash flow from investing activites:
      Purchase of fixed maturity investments
                                                                (380,737)            (99,250)            (31,828)
      Proceeds from sale and maturity of fixed
        maturity investments
                                                                  303,736              36,226              4,049
      Purchase of derivatives
                                                                  (6,722)             (4,974)                  -
      Purchase of shares in mutual funds
                                                                 (18,136)            (17,703)             (7,158)
      Proceeds from sale of shares in mutual funds
                                                                   8,345              14,657               6,086
      Purchase of fixed assets
                                                                  (7,348)             (3,178)                (18)
      Increase in policy loans
                                                                  (2,476)               (701)                118
                                                             -------------      --------------      -------------

        Net cash used in investing activities
                                                                (103,338)            (17,703)            (28,751)
                                                             -------------      --------------      -------------

Cash flow from financing activities:
      Capital contribution from parent
                                                                   51,450              22,490              8,362
      Increase in future fees payable to parent, net
                                                                  358,376             207,056            135,944
      Net deposits to (withdrawals from) contractowner
        accounts                                                   11,361               5,872            (5,696)
--------------------------------------------------------------------------      --------------      -------------

        Net cash provided by financing activities
                                                                  421,187             235,418            138,610
                                                             -------------      --------------      -------------

          Net (decrease) increase in cash and cash
            equivalents
                                                                 (12,713)              11,687            (4,449)
          Cash and cash equivalents at beginning of period
                                                                   89,212              77,525             81,974
                                                             -------------      --------------      -------------

            Cash and cash equivalents at end of period       $                  $                   $
                                                                   76,499              89,212             77,525
                                                             =============      ==============      =============

     Income taxes paid                                       $                  $                   $
                                                                   29,644              23,637             14,651
                                                             =============      ==============      =============

      Interest paid                                          $                  $                   $
                                                                   85,551              69,697             35,588
                                                             =============      ==============      =============

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements
                                                     December 31, 2000

1.       ORGANIZATION AND OPERATION

         American Skandia Life Assurance  Corporation (the "Company") is a wholly-owned  subsidiary of American  Skandia,
         Inc. ("ASI") whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The Company  develops  long-term  savings and retirement  products which are distributed  through its affiliated broker/dealer company,  American Skandia Marketing,  Incorporated ("ASM"). The Company currently issues variable and term life  insurance and variable,  fixed,  market value adjusted and immediate  annuities for  individuals, groups and qualified pension plans.

         The Company has 99.9%  ownership  in Skandia  Vida,  S.A. de C.V.  ("Skandia  Vida")  which is a life  insurance company  domiciled in Mexico.  Skandia Vida had total  shareholder's  equity of $4,402,000  and $4,592,000 as of
         December 31, 2000, and 1999,  respectively.  The Company considers Mexico an emerging market and has invested in the Skandia Vida  operations  with the  expectation  of generating  profits from long-term  savings  products in future years.  As such,  Skandia Vida has generated net losses of $2,540,000,  $2,523,000 and $2,514,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The  accompanying  consolidated  financial  statements have been prepared in conformity with accounting principles  generally accepted in the United States.  Intercompany  transactions and balances have been eliminated in consolidation.

                  Certain  reclassifications  have been made to prior  year  amounts  to conform  with the  current  year presentation.

         B.       New Accounting Standard
                  -----------------------

                  The FASB has issued  Statement of Financial  Accounting  Standards No. 133,  "Accounting for Derivative
                  Instruments and Hedging  Activities",  as amended by SFAS 137 and SFAS 138 (collectively,  "SFAS 133").
                  SFAS 133 is  effective  for all fiscal  quarters of all fiscal  years  beginning  after June 15,  2000;
                  accordingly,  the Company  adopted SFAS 133 on January 1, 2001. This statement  establishes  accounting and reporting standards for derivative  instruments,  including certain derivative instruments embedded in other contracts,  and for hedging  activities.  SFAS No. 133 requires that all derivative  financial instruments  be measured at fair value and recognized in the statement of condition as either assets or liabilities.  Changes in the fair value of the  derivative  financial  instruments  will be reported in either earnings or comprehensive  income,  depending on the use of the derivative and whether or not it qualifies for hedge accounting.

                  Special hedge accounting  treatment is permitted only if specific criteria are met,  including that the hedging  relationship  be highly  effective both at inception and on an ongoing  basis.  Accounting for hedges  varies based on the type of hedge - fair value or cash flow.  Results of  effective  hedges are recognized in current  earnings for fair value hedges and in other  comprehensive  income for cash flow hedges. Ineffective portions of hedges are recognized immediately in earnings.

                                       AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  The  derivative  instruments  held by the  Company in 2000 and 1999  consisted  of equity  put  options utilized to manage the market risk and reserve  fluctuations  associated  with the  guaranteed  minimum death benefit  ("GMDB").  The adoption of SFAS No. 133 did not have a material  effect on the Company's financial statements.

C.       Investments

                  The  Company  has   classified  its  fixed  maturity   investments   as  either   held-to-maturity   or
                  available-for-sale.  Investments  classified as  held-to-maturity  are investments that the Company has the ability and intent to hold to  maturity.  Such  investments  are carried at amortized  cost.  Those investments  which are  classified  as  available-for-sale  are  carried at fair  value and  changes in unrealized gains and losses are reported as a component of other comprehensive income.

                  The Company has classified its mutual fund investments held in support of a deferred  compensation plan
                  (see Note 13) as  available-for-sale.  Such  investments  are  carried  at fair  value and  changes  in unrealized gains and losses are reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized  gains and losses on disposal of  investments  are  determined by the specific  identification method and are included in revenues.

         D.       Derivative Instruments
                  ----------------------

                  The Company uses derivative  instruments  which consist of equity option  contracts for risk management purposes,  and not for trading or speculation.  The Company hedges the market value fluctuations of the
                  GMDB exposure  embedded in its policy  reserves.  Premiums paid on option  contracts are amortized into net investment  income over the terms of the contracts.  The options are carried at amortized cost plus
                  intrinsic   value,   if  any,  at  the  valuation  date.  An  option  has  intrinsic  value  if  it  is
                  "in-the-money."  For a put option to be  "in-the-money,"  the  exercise  price must be greater than the value of the  underlying  index.  Changes in intrinsic  value are recorded as a component of the change in annuity and life insurance policy reserves consistent with changes in the GMDB reserve.

E.       Cash Equivalents
         ----------------

                  The Company  considers all highly liquid time deposits,  commercial paper and money market mutual funds purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

F.       Fair Values of Financial Instruments
         ------------------------------------

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities  with  active  markets are based on quoted  market  prices.  For fixed maturities  that trade in less active  markets,  fair values are obtained from an  independent  pricing service.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Fair values of investments in mutual funds are based on quoted market prices.

                  The intrinsic  value portion of the derivative  instrument is determined  based on the current value of the underlying index.

                  The carrying value of cash and cash equivalents  (cost)  approximates  fair value due to the short-term nature of these investments.

                  The carrying  value of  short-term  borrowings  (cost)  approximates  fair value due to the  short-term nature of these liabilities.

                  Fair values of certain financial  instruments,  such as future fees payable to parent and surplus notes are not readily determinable and are excluded from fair value disclosure requirements.

         G.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and  reflected at the  purchase  price of
                  $6,000,000  less  accumulated  amortization.  The  cost  of  the  licenses  is  being  amortized  on  a straight-line basis over 40 years.

         H.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain costs  associated  with internal use software in accordance  with the
                  American  Institute  of  Certified  Public  Accountants   Statement  of  Position  98-1  ("SOP  98-1"),
                  "Accounting  for the Costs of Software  Developed  or Obtained for  Internal  Use.  The SOP,  which was adopted  prospectively as of January 1, 1999,  requires the capitalization of certain costs incurred in connection with developing or obtaining  internal use software.  Prior to the adoption of SOP 98-1, the
                  Company  expensed  all  internal use software  related  costs as incurred.  Details of the  capitalized software  costs,  which are  included in fixed  assets,  and related  amortization  for the years ended
                  December 31, are as follows:

                  (in thousands)                                              2000              1999
                                                                              ----              ----

                  Balance at beginning of year                               $2,920             $  -
                                                                             ------             ----

                  Software costs capitalized during the year                  4,804            3,035

                  Software costs amortized during the year                     (512)            (115)
                                                                               -----            -----

                                                                              4,292             2,920
                                                                              -----             -----

                  Balance at end of year                                     $7,212            $2,920
                                                                             ======            ======

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

         2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Income Taxes
                  ------------

                  The Company is included in the  consolidated  federal  income tax return and combined  state income tax return of an  upstream  company,  Skandia  AFS  Development  Holding  Corporation  and  certain  of its subsidiaries.  In  accordance  with the tax  sharing  agreement,  the  federal  and  state  income  tax provisions  are  computed on a separate  return basis as adjusted  for  consolidated  items such as net operating loss carryforwards.

                  Deferred  income  taxes  reflect  the net tax effects of  temporary  differences  between the  carrying amounts of assets and liabilities for financial  reporting purposes and the amounts used for income tax purposes.

         J.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges against  contractowner  account values  for  mortality  and  expense  risks,  administration  fees,  surrender  charges  and an  annual maintenance fee per contract.  Benefit  reserves for variable annuity  contracts  represent the account value of the contracts and are included in the separate account liabilities.

                  Revenues for variable  immediate  annuity  contracts  with and without  life  contingencies  consist of certain  charges  against  contractowner  account  values  including  mortality  and expense  risks and administration  fees. Benefit reserves for variable  immediate annuity contracts  represent the account value of the contracts and are included in the separate account liabilities.

                  Revenues for market value  adjusted  fixed annuity  contracts  consist of separate  account  investment income  reduced by benefit  payments and changes in reserves in support of  contractowner  obligations, all of which are included in return credited to  contractowners.  Benefit  reserves for these contracts represent  the account  value of the  contracts,  and are included in the general  account  reserve for future contractowner benefits to the extent in excess of the separate account assets.

                  Revenues for immediate annuity contracts without life  contingencies  consist of net investment income.
                  Revenues for immediate  annuity  contracts with life  contingencies  consist of single premium payments recognized as annuity  considerations when received.  Benefit reserves for these contracts are based on the Society of Actuaries  1983 Table-a with  assumed  interest  rates that vary by issue year.  Assumed interest rates ranged from 6.25% to 8.25% at December 31, 2000 and 1999.

                  Revenues for variable life insurance contracts consist of charges against  contractowner account values for mortality and expense risk fees,  cost of insurance  fees,  taxes and  surrender  charges.  Certain contracts  also include  charges  against  premium to pay state  premium  taxes.  Benefit  reserves for variable life insurance  contracts represent the account value of the contracts and are included in the separate account liabilities.

                                       AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         K.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are  primarily  related to the  production of new  business,  are being  deferred,  net of  reinsurance.  These costs include  commissions,  costs of contract  issuance,  and certain  selling  expenses  that vary with  production.  These costs are being amortized  generally in proportion to expected gross profits from surrender  charges,  policy and asset based fees and  mortality  and expense  margins.  This  amortization  is adjusted  retrospectively  and prospectively  when  estimates  of current  and future  gross  profits to be  realized  from a group of products are revised.

                  Details of the deferred  acquisition  costs and related  amortization  for the years ended December 31, are as follows:

                          (in thousands)                                  2000             1999              1998
                                                                          ----             ----              ----

                  Balance at beginning of year                          $1,087,705       $721,507          $546,703
                                                                        ----------       --------          --------

                  Acquisition costs deferred during the year               495,103        450,059           261,432

                  Acquisition costs amortized during the year             (184,616)       (83,861)          (86,628)
                                                                          ---------      ------------       ---------

                                                                           310,487        366,198           174,804
                                                                     ----  -------        -------          --------

                  Balance at end of year                                $1,398,192     $1,087,705          $721,507
                                                                        ==========        ==========       ========

         L.       Reinsurance
                  -----------

                  The  Company  cedes   reinsurance   under  modified   co-insurance   arrangements.   These  reinsurance
                  arrangements  provide  additional  capacity  for growth in  supporting  the cash flow  strain  from the
                  Company's  variable  annuity and variable life insurance  business.  The  reinsurance is effected under quota share contracts.

                           The Company reinsured its exposure to market  fluctuations  associated with its GMDB liability in the first half of 1999 and in 1998.  Under this  reinsurance  agreement,  the Company ceded premiums of $2,945,000 and  $5,144,000;  received claim  reimbursements  of $242,000 and $9,000;  and,  recorded increases/(decreases) in reserves of ($2,763,000) and $323,000 in 1999 and 1998, respectively.

At December 31, 2000 and 1999, in accordance with the provisions of modified coinsurance agreements, the Company accrued $4,339,000 and $41,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         M.       Translation of Foreign Currency
                  -------------------------------

                  The financial  position and results of operations of Skandia Vida are measured  using local currency as the functional  currency.  Assets and liabilities are translated at the exchange rate in effect at each year-end.  Statements of income and  shareholder's  equity  accounts are translated at the average rate prevailing during the year.  Translation  adjustments  arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         N.       Separate Accounts
                  -----------------

                  Assets and  liabilities  in Separate  Accounts  are included as separate  captions in the  consolidated statements of financial  condition.  Separate  Account assets  consist  principally of long term bonds, investments  in mutual funds,  short-term  securities and cash and cash  equivalents,  all of which are carried at fair value.  The  investments  are managed  predominately  through the Company's  investment advisory  affiliate,  American Skandia  Investment  Services,  Inc.  ("ASISI"),  utilizing various fund managers as sub-advisors.  The remaining  investments are managed by independent  investment firms. The contractowner  has the option of directing  funds to a wide  variety of mutual  funds.  The  investment risk on the  variable  portion of a  contract  is borne by the  contractowner.  A fixed  option  with a minimum  guaranteed  interest rate is also  available.  The Company is responsible  for the credit risk associated with these investments.

                  Included in Separate Account  liabilities are reserves of  $1,059,987,000  and $896,205,000 at December
                  31,  2000 and 1999,  respectively,  relating  to  annuity  contracts  for which  the  contractowner  is guaranteed a fixed rate of return.  Separate  Account  assets of  $1,059,987,000  and  $896,205,000  at
                  December  31,  2000 and 1999,  respectively,  consisting  of long term  bonds,  short-term  securities, transfers  due from the  general  account  and cash and cash  equivalents  are held in support of these annuity contracts, pursuant to state regulation.

         O.       Estimates
                  ---------

                  The preparation of financial statements in conformity with accounting  principles generally accepted in the United States  requires that  management  make estimates and  assumptions  that affect the reported amount of assets and  liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting period.  The more significant  estimates and assumptions are related to deferred  acquisition  costs and involve policy lapses,  investment  return and  maintenance expenses.  Actual results could differ from those estimates.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

                           (in thousands)                                            2000          1999        1998
                                                                                     ----          ----        ----

         Net income                                                                 $64,817       $76,169    $34,767
         Other comprehensive income:
            Unrealized investment (losses) gains on
                available for sale securities                                        (1,681)       (3,438)     2,801
            Reclassification adjustment for realized losses (gains)
                included in investment income                                         2,957          (660)        88
                                                                                   ---------  -----   ----- ----------
            Net unrealized gains (losses) on securities                               1,276        (4,098)     2,889

            Foreign currency translation                                                (66)          456        (22)
                                                                                    -------     ---------- -----------

         Other comprehensive income (loss)                                             1,210       (3,642)     2,867
                                                                                   ---------       -------    ------

         Comprehensive income                                                        $66,027      $72,527    $37,634
                                                                                    =======       =======     =======

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

                     (in thousands)                                                    2000          1999
                                                                                       ----          ----

        Unrealized investment gains (losses)                                          $1,021         ($255)
        Foreign currency translation                                                      82           148
                                                                                      ------         ------

        Accumulated other comprehensive income (loss)                                 $1,103         ($107)
                                                                                      ======         ======

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS

         The  amortized  cost,  gross  unrealized  gains/losses  and  estimated  fair  value  of  available-for-sale  and held-to-maturity  fixed  maturities  and  investments in mutual funds as of December 31, 2000 and 1999 are shown below.  All securities held at December 31, 2000 and 1999 were publicly traded.

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                       (in thousands)                                     Available-for-Sale
                                                                          ------------------

                                                                           Gross              Gross
                                                        Amortized        Unrealized        Unrealized         Fair
                                                           Cost            Gains             Losses          Value
                                                           ----            -----             ------          -----

         U.S. Government obligations                       $206,041        $4,445             $ (11)        $210,475

         Foreign government obligations                       2,791           195                 -            2,986

         Obligations of state and political
            subdivisions                                        253             1                 -              254

         Corporate securities                                72,237         1,565            (1,809)          71,993
                                                             ------         -----            -------          ------

             Totals                                        $281,322        $6,206           $(1,820)        $285,708
                                                           ========        ======           ========        ========

         The amortized cost and fair value of fixed maturities,  by contractual  maturity, at December 31, 2000 are shown below.

                       (in thousands)                        Available-for-Sale
                                                             ------------------

                                                          Amortized           Fair
                                                            Cost             Value
                                                            ----             -----

         Due in one year or less                              $ 7,005           $ 7,018

         Due after one through five years                     157,111           158,344

         Due after five through ten years                     107,729           110,469

         Due after ten years                                    9,477             9,877
                                                             --------          ---------

            Total                                            $281,322          $285,708
                                                             ========          ========

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS  (continued)

         Investments in fixed maturities as of December 31, 1999 consisted of the following:

                        (in thousands)                                            Available-for-Sale
                                                                                  ------------------

                                                                            Gross             Gross
                                                          Amortized       Unrealized       Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         U.S. Government obligations                      $ 81,183             $ -           $(678)          $ 80,505

         Obligations of state and political
            subdivisions                                       253               -              (3)               250

         Corporate securities                              121,859               -          (4,449)           117,410
                                                           -------                          -------           -------

             Totals                                       $203,295             $ -         $(5,130)          $198,165
                                                          ========             ===         ========          ========

                        (in thousands)                                            Held-to-Maturity
                                                                                  ----------------

                                                                            Gross             Gross
                                                          Amortized       Unrealized       Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         U.S. Government obligations                       $1,105             $ -              $ (1)         $1,104

         Corporate securities                               2,255               -               (15)          2,240
                                                           -------             --               ----         ------

             Totals                                        $3,360             $ -              $(16)         $3,344
                                                           ======             ===              =====         ======

         Proceeds  from  sales of fixed  maturities  during  2000,  1999 and 1998  were  $302,632,000,  $32,196,000,  and
         $999,000,  respectively.  Proceeds from maturities during 2000, 1999 and 1998 were $1,104,000,  $4,030,000,  and
         $3,050,000, respectively.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

        The cost, gross unrealized gains/losses and fair value of investments in mutual funds at December 31, 2000 and 1999 are shown below:

                    (in thousands)                                          Gross             Gross
                                                                         Unrealized        Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         2000                                             $23,218           $ 372           $(3,188)           $20,402
                                                          =======           =====           ========           =======

         1999                                             $11,667          $4,763            $ (26)            $16,404
                                                          =======          ======            ======            =======

         Net realized investment gains (losses) were as follows for the years ended December 31:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities:
           Gross gains                                                      $1,002            $ 253            $ -
           Gross losses                                                     (3,450)            (228)              (1)
         Investment in mutual funds:
           Gross gains                                                       1,913              990              281
           Gross losses                                                       (153)            (437)            (181)
                                                                          ---  -----     --    -----            -----

         Totals                                                             $ (688)           $ 578             $ 99
                                                                            =======           =====            ====

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities                                                  $13,502           $ 9,461         $ 8,534
         Cash and cash equivalents                                            5,154            2,159           1,717
         Investment in mutual funds                                              99               32           1,013
         Policy loans                                                            97               31              45
         Derivative instruments                                              (6,939)          (1,036)              -
                                                                             -------          -------

         Total investment income                                             11,913           10,647          11,309

         Investment expenses                                                    257              206             179
                                                                             ------           ------          ------

         Net investment income                                              $11,656          $10,441         $11,130
                                                                           =======           =======         =======

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

                       (in thousands)                                            2000             1999        1998
                                                                                 ----             ----        ----

         Current tax (benefit) expense                                         ($29,244)         $41,248      $22,384

         Deferred tax expense (benefit)                                          60,023          (10,904)     (14,230)
                                                                                -------         --------     -------

         Total income tax expense                                               $30,779          $30,344       $8,154
                                                                                 =======         =======       ======

         The tax effects of significant  items comprising the Company's  deferred tax balance as of December 31, 2000 and
         1999 are as follows:

                      (in thousands)                                                     2000                 1999
                                                                                         ----                 ----

         Deferred tax liabilities:
             Deferred acquisition costs                                              ($411,417)             ($321,873)
             Payable to reinsurers                                                     (29,985)               (26,733)
             Future contractowner benefits                                             (11,526)
                                                                                                           -
             Internal use software                                                      (2,524)
                                                                                                               (1,022)
             Policy fees                                                                (1,551)                (1,146)
             Net unrealized gains                                                         (550)
                                                                                                           -
             Foreign exchange translation                                                  (45)                   (80)
                                                                                      ---------              ---------

             Total                                                                    (457,598)              (350,854)
                                                                                      ---------              ---------

         Deferred tax assets:
             Net separate account liabilities
                                                                                       421,662                333,521
             Future contractowner benefits
                                                                                             -                  3,925
             Other reserve differences
                                                                                         2,675                 39,645
             Deferred compensation
                                                                                        17,869                 18,844
             Surplus notes interest
                                                                                         5,536                  5,030
             Net unrealized losses
                                                                                             -                    137
             Other
                                                                                           907                  1,478
                                                                    --------               ---                  -----

             Total
                                                                                           -
                                                                                       448,649                402,580
                                                                                       -------                -------

             Income tax (payable) receivable - deferred                            ($   8,949)                $51,726
                                                                                    ===========               =======

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense was different from the amount computed by applying the federal  statutory tax rate of 35%
         to pre-tax income from continuing operations as follows:

                    (in thousands)                                                2000           1999           1998
                                                                                  ----           ----           ----

         Income (loss) before taxes
            Domestic                                                             $98,136      $109,036       $45,435
            Foreign                                                               (2,540)       (2,523)       (2,514)
                                                                                  -------    --- -------      -------
            Total                                                                 95,596       106,513        42,921

            Income tax rate                                                          35%            35%           35%
                                                                                -------         ------       --------

         Tax expense at federal statutory income tax rate                         33,459         37,280        15,022

         Tax effect of:
            Dividend received deduction                                           (7,350)        (9,572)       (9,085)
            Losses of foreign subsidiary                                             889            883           880

            Meals and entertainment                                                  841            664           487

            State income taxes                                                      (524)         1,071           673
            Other                                                                  3,464             18           177
                                                                                 --------     ----------     ---------

         Income tax expense                                                     $ 30,779       $ 30,344       $ 8,154
                                                                                ========       ========       =======

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain  operating  costs  (including  personnel,  rental of office space,  furniture,  and equipment) have been charged to the Company at cost by American Skandia Information  Services and Technology  Corporation  ("ASIST"),
         an affiliated  company.  The Company has also charged  operating  costs to ASISI.  The total cost to the Company for these items was  $13,974,000,  $11,136,000,  and $7,722,000 for the years ended December 31, 2000,  1999 and
         1998,  respectively.  Income received for these items was  $11,186,000,  $3,919,000 and $1,355,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution related costs associated with the sales of business  through an  investment  firm where ASM serves as an  introducing  broker  dealer.  Under this agreement,  the expenses  reimbursed  were  $5,842,000  and $1,441,000 for the years ended December 31, 2000 and
         1999. As of December 31, 2000 and 1999,  amounts  receivable  under this  agreement  were $492,000 and $245,000, respectively.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to receive  future  fees and contract  charges  expected  to be  realized  on variable  portions  of  designated  blocks of deferred  annuity contracts.

         The proceeds from the transfers  have been  recorded as a liability and are being  amortized  over the remaining surrender  charge period of the designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection with these transactions,  ASI issued collateralized notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the  Purchase  Agreements,  the rights  transferred  provide for ASI to receive a  percentage
         (60%, 80% or 100% depending on the underlying  commission  option) of future  mortality and expense  charges and contingent  deferred  sales charges,  after  reinsurance,  expected to be realized over the remaining  surrender charge period of the designated contracts (6 to 8 years).

         Payments  representing  fees and charges in the aggregate amount of  $219,454,000,  $131,420,000 and $69,226,000 were made by the Company to the Parent for the years  ended  December  31,  2000,  1999 and 1998,  respectively.
         Related  interest  expense of  $70,667,000,  $52,840,000  and  $22,978,000 has been included in the statement of income for the years ended December 31, 2000, 1999 and 1998, respectively.

         The Commissioner of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner has the ability to stop the payments due to the Parent under the  Purchase  Agreement  subject to certain  terms and conditions.

         The present values of the transactions as of the respective effective date were as follows:

                              Closing      Effective          Contract Issue         Discount       Present
           Transaction         Date           Date                Period               Rate          Value
           -----------         ----           ----                ------               ----          -----

             1996-1           12/16/96         9/1/96        1/1/94  -   6/30/96       7.5%           $50,221
             1997-1            7/23/97         6/1/97        3/1/96  -   4/30/97       7.5%            58,767
             1997-2           12/30/97        12/1/97        5/1/95  -  12/31/96       7.5%            77,552
             1997-3           12/30/97        12/1/97        5/1/96  -  10/31/97       7.5%            58,193
             1998-1            6/30/98         6/1/98        1/1/97  -   5/31/98       7.5%            61,180
             1998-2           11/10/98        10/1/98        5/1/97  -   8/31/98       7.0%            68,573
             1998-3           12/30/98        12/1/98        7/1/96  -  10/31/98       7.0%            40,128
             1999-1            6/23/99         6/1/99        4/1/94  -   4/30/99       7.5%           120,632
             1999-2           12/14/99        10/1/99       11/1/98  -   7/31/99       7.5%           145,078
             2000-1            3/22/00         2/1/00        8/1/99  -   1/31/00       7.5%           169,459
             2000-2            7/18/00         6/1/00        2/1/00  -   4/30/00       7.25%           92,399
             2000-3           12/28/00        12/1/00        5/1/00  -  10/31/00       7.25%          107,291
             2000-4           12/28/00        12/1/00        1/1/98  -  10/31/00       7.25%          107,139

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT (continued)

         Expected payments of future fees payable to ASI as of December 31, 2000 are as follows:

                                                     Year Ended
               (in thousands)                        December 31,                          Amount
                                                     ------------                          ------

                                                         2001                             $164,892
                                                         2002                              169,511
                                                         2003                              165,626
                                                         2004                              151,516
                                                         2005                              128,053
                                                         2006 and thereafter               154,812
                                                                                           -------

                                                        Total                             $934,410
                                                                                          ========

9.       LEASES

         The Company  leases office space under a lease  agreement  established in 1989 with ASIST.  The Company  entered into a lease agreement for office space in Westminster,  Colorado,  effective January 1, 2001. Lease expense for
         2000, 1999 and 1998 was $6,593,000,  $5,003,000 and $3,588,000  respectively.  Future minimum lease payments per year and in aggregate as of December 31, 2000 are as follows:

                 (in thousands)          2001                              $6,487
                                         2002                               8,032
                                         2003                               8,098
                                         2004                               8,209
                                         2005                               8,756
                                         2006 and thereafter               51,922
                                                                       -----------

                                         Total                            $91,504
                                                                       ===========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company maintains cash, bonds and notes on deposit with various  states.  The carrying value of these deposits  amounted to $4,636,000 and $4,868,000 as of December 31, 2000,  and 1999,  respectively.  These deposits are required to be maintained for the protection of contractowners within the individual states.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory  basis  shareholder's  equity  was  $342,804,000  and  $286,385,000  at  December  31,  2000 and 1999,
         respectively.

         The statutory  basis net income for the year ended December 31, 2000 was  $11,550,000,  as compared to losses of
         $17,672,000 and $13,152,000 for the years ended December 31, 1999 and 1998, respectively.

         Under various state  insurance  laws, the maximum amount of dividends that can be paid to  shareholders  without prior approval of the state insurance  department is subject to restrictions  relating to statutory  surplus and net gain from operations.  At December 31, 2000, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of  Directors  authorized  the Company to increase  the par value of its capital stock from $80 per share to $100 per share in order to comply  with  minimum  capital  levels as required by the
         California  Department  of  Insurance.  This  transaction  resulted in a  corresponding  decrease in paid in and contributed surplus of $500,000 and had no effect on capital and surplus.

12.      STATUTORY ACCOUNTING PRACTICES

         The National  Association of Insurance  Commissioners  ("NAIC") revised the Accounting  Practices and Procedures
         Manual in a process  referred to as  Codification.  The State of  Connecticut  has adopted the provisions of the revised manual,  which is effective January 1, 2001. The revised manual has changed, to some extent,  prescribed statutory  accounting  practices and will result in changes to the accounting practices that the Company uses to prepare its  statutory-basis  financial  statements.  The  adoption of the revised  accounting  practices is not expected to have a material adverse effect on the Company's statutory-basis capital and surplus.

13.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially all employees are eligible.  Under this plan, the Company contributes 3% of salary for all  participating  employees and matches employee  contributions at a 50% level up to an additional  3% Company  contribution.  Company  contributions  to this plan on behalf of the  participants were $3,734,000, $3,164,000 and $2,115,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         The Company has a deferred  compensation  plan,  which is available to the internal  field  marketing  staff and certain officers.  Company contributions to this plan on behalf of the participants were $399,000,  $193,000 and
         $342,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         The Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to  executive  officers  and other  personnel.  The Company and  certain  affiliates  also have a profit sharing program which benefits all employees below the officer level.  These programs  consist of multiple plans with new plans  instituted  each year.  Generally,  participants  must  remain  employed  by the  Company or its affiliates at the time such units are payable in order to receive any payments  under the programs.  The accrued liability  representing  the value of these units was  $31,632,000  and  $42,619,000 as of December 31, 2000 and
         1999,  respectively.  Payments  under these programs were  $13,542,000,  $4,079,000 and $2,407,000 for the years ended December 31, 2000, 1999, and 1998, respectively.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                 (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

14.      REINSURANCE

         The effect of reinsurance for the years ended December 31, 2000, 1999 and 1998 is as follows:

         (in thousands)                                       2000
                                                              ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $477,802                      $45,784                      $13,607
        Ceded                             (53,224)                        (766)                      (4,561)
                                         --------                       ------                      -------
        Net                              $424,578                      $45,018                      $ 9,046
                                         ========                      =======                      =======

                                                           1999
                                                           ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $326,670                       $4,151                      ($1,382)
        Ceded                             (36,681)                      (1,073)                        (257)
                                         --------                      -------                        -----
        Net                              $289,989                       $3,078                      ($1,639)
                                         ========                       ======                      ========

                                                           1998
                                                           ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $215,425                       $ 691                       ($8,921)
        Ceded                             (29,214)                        362                            (9)
                                         --------                         ---                      ---------
        Net                              $186,211                      $1,053                       ($8,930)
                                         ========                      ======                       ========

         In December 2000, the Company entered into a modified  coinsurance  agreement with SICL effective  January 1996.
         During 2000, ceded premiums received net of commission  expenses and reserve  adjustments were  $10,360,000.  At
         December 31, 2000, $6,109,000 was payable to SICL under this agreement.

         Such ceded  reinsurance  does not relieve the Company of its obligations to  policyholders.  The Company remains liable to its  policyholders  for the  portion  reinsured  to the extent  that any  reinsurer  does not meet its obligations assumed under the reinsurance agreements.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

The Company has issued surplus notes to its Parent in exchange for cash.  Surplus notes outstanding as of December 31, 2000 and 1999 were as follows:

              (in thousands)
                                                                                            Interest for the
         ---------------------------------
                                            Interest       2000         1999           Years Ended December 31,
         ---------------------------------
                 Issue Date                   Rate        Amount       Amount         2000       1999        1998
                 ----------                   ----        ------       ------         ----       ----        ----
         ---------------------------------

         ---------------------------------
         December 29, 1993                   6.84%              -               -           -           -       1,387

         ---------------------------------
         February 18, 1994                   7.28%              -          10,000         732         738         738

         ---------------------------------
         March 28, 1994                      7.90%              -          10,000         794         801         801

         ---------------------------------
         September 30, 1994                  9.13%          15,000         15,000       1,392       1,389       1,389
         ---------------------------------
         December 28, 1994                   9.78%               -              -           -       1,308       1,388

         ---------------------------------
         December 19, 1995                   7.52%          10,000         10,000         765         762         762
         ---------------------------------
         December 20, 1995                   7.49%          15,000         15,000       1,142       1,139       1,139
         ---------------------------------
         December 22, 1995                   7.47%           9,000          9,000         684         682         682
         ---------------------------------
         June 28, 1996                       8.41%          40,000         40,000       3,420       3,411       3,411
         ---------------------------------
         December 30, 1996                   8.03%          70,000         70,000       5,715       5,698       5,699
                                                      ---   ------  ---    ------ ---   ----- ---   ----- ---   -----
         ---------------------------------

         Total                                            $159,000       $179,000     $14,644     $15,928     $17,396
                                                          ========       ========     =======     =======     =======
         ---------------------------------

         Surplus notes for  $10,000,000  dated February 18, 1994 and  $10,000,000  dated March 28, 1994 were converted to additional  paid-in  capital on December 27, 2000. A surplus note for  $14,000,000  dated  December 28, 1994 was converted to  additional  paid-in  capital on December 10, 1999.  All surplus  notes mature seven years from the issue date.

         Payment of interest  and  repayment of principal  for these notes is subject to certain  conditions  and require approval by the Insurance  Commissioner of the State of Connecticut.  At December 31, 2000 and 1999, $15,816,000
         and  $14,372,000,  respectively,  of accrued  interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The  Company  had a  $10,000,000  short-term  loan  payable to ASI at  December  31,  2000 and 1999 as part of a revolving  loan  agreement.  The loan has an  interest  rate of 7.13% and matures on March 12,  2001.  The total interest  expense to the Company was $687,000,  $585,000 and $622,000 and for the years ended December 31, 2000,
         1999 and 1998,  respectively.  Accrued  interest  payable was  $222,000 and $197,000 as of December 31, 2000 and
         1999, respectively.

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately  99% of the Company's  separate  account  liabilities are subject to  discretionary  withdrawal by contractowners  at market value or with market value  adjustment.  Separate  account assets which are carried at fair value are adequate to pay such withdrawals  which are generally  subject to surrender  charges ranging from
         10% to 1% for contracts held less than 10 years.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

18.      SEGMENT REPORTING

         In recent years, in order to complete the array of products  offered by the Company and its affiliates to meet a wide variety of financial planning,  the Company developed the variable life insurance and qualified  retirement plan annuity  products.  Assets under  management and sales for the products other than variable  annuities have not been  significant  enough to warrant full segment  disclosures as required by SFAS 131,  "Disclosures  about
         Segments of an Enterprise and Related Information."

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

19.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

        (in thousands)                                                       Three months Ended

                                                            March 31     June 30      September 30     December 31
                                                            --------     -------      ------------     -----------
        2000
        Premiums and other insurance
           revenues                                        $137,255       $139,317           $147,923         $136,159
        Net investment income                                 2,876          3,628              4,186              966

        Net realized capital gains (losses)                     729         (1,436)              (858)             877
                                                            -------        -------             -----           -------
        Total revenues                                      140,860         141,509            151,251         138,002
        Benefits and expenses                               106,641         121,356            137,514         110,515
                                                            -------        --------           --------         -------
        Pre-tax net income                                   34,219          20,153             13,737          27,487

        Income taxes                                         10,038           5,225              3,167          12,349
                                                             ------         ---------          ------          ------

        Net income                                          $24,181         $14,928            $10,570         $15,138
                                                            =======         =======            =======         =======

        1999
        Premiums and other insurance
           revenues                                          $78,509         $88,435           $97,955        $111,443
        Net investment income                                  2,654           2,842             2,735           2,210

        Net realized capital gains                               295              25               206              52
                                                             -------       ---------           -------       ---------

        Total revenues                                        81,458          91,302           100,896         113,705
        Benefits and expenses                                 64,204          67,803            71,597          77,244
                                                              ------        ---------          -------          ------

        Pre-tax net income                                    17,254           23,499           29,299          36,461

        Income taxes                                           3,844            7,142            7,898          11,460
                                                              ------           ------        ----------         -------

        Net income                                          $ 13,410        $ 16,357          $ 21,401        $ 25,001
                                                            ========        ========          ========        ========

        1998
        Premiums and other insurance
           revenues                                          $50,593        $57,946             $62,445        $67,327
        Net investment income                                  3,262          2,410               2,469          2,989

        Net realized capital gains (losses)                      156             13                 (46)           (24)
                                                             -------        --------             -------       --------

        Total revenues                                        54,011         60,369              64,868         70,292
        Benefits and expenses                                 46,764         42,220              48,471         69,164
                                                              ------         ------              -------        -------
        Pre-tax net income                                     7,247         18,149              16,397          1,128
        Income taxes                                           1,175          4,174               2,223            582
                                                               -----          -----              ------        -------

        Net income                                            $6,072        $13,975             $14,174       $    546
                                                              ======        =======             =======        ========

                       APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit Prices and number of Units in the  Sub-accounts  that  commenced  operations  prior to January 1, 2001 are shown below. All or some of these  Sub-accounts  were available during the periods shown as investment  options for other variable  annuities we offer pursuant to different  prospectuses.  The Insurance  Charge assessed against the
Sub-accounts  under the terms of those other variable  annuities are the same as the charges  assessed against such
Sub-accounts under the Annuity offered pursuant to this Prospectus.

         Unit  Prices And  Numbers  Of Units:  The  following  table  shows:  (a) the Unit  Price,  as of the dates shown,  for Units in each of the Class 1  Sub-accounts  of Separate  Account B that commenced  operations  prior to
January 1, 2001 and are being  offered  pursuant to this  Prospectus  or which we offer  pursuant to certain  other prospectuses;  and (b) the number of Units  outstanding in each such  Sub-account  as of the dates shown.  The year in which  operations  commenced  in each  such  Sub-account  is noted in  parentheses.  The  portfolios  in which a particular  Sub-account  invests  may or may not have  commenced  operations  prior to the  date  such  Sub-account commenced operations.  The initial offering price for each Sub-account was $10.00.

                                                                       Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------------
                            2000       1999       1998        1997       1996        1995       1994       1993        1992       1991
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  -----------
Wells Fargo Variable
Trust - Asset Allocation
(1994)
Unit Price                   $22.11      22.20       20.59      16.67       13.99      12.73      10.01           -          -          -
Number of Units          11,237,827 10,783,373   7,584,157  5,186,216   3,700,609  1,991,150    743,176           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Corporate
Bond
(1999)
Unit Price                   $10.81       9.94           -          -           -          -          -           -          -          -
Number of Units           3,634,317  3,758,299           -          -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               -----------
Wells Fargo Variable
Trust - Equity Income
(1999)
Unit Price                   $10.05       9.96           -          -           -          -          -           -          -          -
Number of Units             502,986    136,006           -          -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Value
(1998)
Unit Price                    $9.56       9.17        9.53          -           -          -          -           -          -          -
Number of Units           4,442,888  2,826,839   1,148,849          -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               -----------
Wells Fargo Variable
Trust -Growth
(1994)
Unit Price                   $23.64      27.75       23.37      18.40       15.90      13.18      10.34           -          -          -
Number of Units           4,373,354  4,625,477   4,314,842  3,907,919   2,096,545    823,247    204,067           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               -----------
Wells Fargo Variable
Trust - International
Equity (1)
(2000)
Unit Price                    $8.90          -           -          -           -          -          -           -          -          -
Number of Units             127,257          -           -          -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Large Company
Growth
(1999)
Unit Price                   $11.75      11.98           -          -           -          -          -           -          -          -
Number of Units           1,563,551    189,740           -          -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------------
                            2000       1999       1998        1997       1996        1995       1994       1993        1992       1991
------------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Small Cap
Growth
(1999)
Unit Price                   $12.58      16.48           -          -           -          -          -           -          -          -
Number of Units             902,955    247,735           -          -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Money Market
(1998)
Unit Price                   $12.55      12.04       11.68      11.31       10.92      10.58      10.18           -          -          -
Number of Units           3,440,514  3,500,017   2,250,003  1,304,834   1,157,342    521,291    144,050           -          -          -

AST Janus Overseas
Growth
(1997)
Unit Price                   $17.96      24.16       13.41      11.70           -          -          -           -          -          -
Number of Units          57,327,711 61,117,418  43,711,763 21,405,891           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International Growth
(1997)
Unit Price                   $17.92      21.66       13.30      11.35           -          -          -           -          -          -
Number of Units          17,007,352  6,855,601   5,670,336  2,857,188           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International
Growth II (2)
(1994)
Unit Price                   $13.93      17.10       13.14      11.69       11.70      10.39       9.49           -          -          -
Number of Units          26,340,548 28,704,923  34,328,425 37,784,426  32,628,595 17,935,251 11,166,758           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
AST Janus Small-Cap
Growth (3)
(1994)
Unit Price                   $21.51      42.08       17.64      17.28       16.54      13.97      10.69           -          -          -
Number of Units          25,535,093 32,134,969  15,003,001 14,662,728  12,282,211  6,076,373  2,575,105           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
AST Scudder Small-
Cap Growth (4)
(1999)
Unit Price                   $11.98      15.37           -          -           -          -          -           -          -          -
Number of Units          63,621,279 53,349,003           -          -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs
Small-Cap Value (5)
(1998)
Unit Price                   $13.95      10.57        9.85          -           -          -          -           -          -          -
Number of Units          15,193,053  6,597,544   4,081,870          -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli Small-Cap
Value (6)
(1997)
Unit Price                   $13.35      11.11       11.20      12.70           -          -          -           -          -          -
Number of Units          23,298,524 21,340,168  24,700,211 14,612,510           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------------
                            2000       1999       1998        1997       1996        1995       1994       1993        1992       1991
------------------------------------------------------------------------------------------------------------------------------------------
AST Janus Mid-Cap
Growth (7)
(2000)
Unit Price                    $6.58          -           -          -           -          -          -           -          -          -
Number of Units           9,426,102          -           -          -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Growth (8)
(1994)
Unit Price                   $25.90      28.58       19.15      16.10       13.99      12.20       9.94           -          -          -
Number of Units          26,517,850 13,460,525  13,389,289 11,293,799   9,563,858  3,658,836    301,267           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Value (9)
(1993)
Unit Price                   $21.09      16.78       16.10      16.72       13.41      12.20       9.81       10.69          -          -
Number of Units          44,558,699 37,864,586  16,410,121 11,745,440   9,062,152  8,642,186  7,177,232   5,390,887          -          -
------------------------------------------------------------------------------------------------------------------------------------------
AST Alger All-Cap
Growth
(2000)
Unit Price                    $6.74          -           -          -           -          -          -           -          -          -
Number of Units          28,229,631          -           -          -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth
(1999)
Unit Price                   $10.38      11.27           -          -           -          -          -           -          -          -
Number of Units           7,515,486    409,467           -          -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
AST Marsico Capital
Growth
(1997)
Unit Price                   $17.81      21.06       14.00      10.03           -          -          -           -          -          -
Number of Units          94,627,691 78,684,943  40,757,449    714,309           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
AST JanCap Growth
(1992)
Unit Price                   $41.14      60.44       39.54      23.83       18.79      14.85      10.91       11.59      10.51          -
Number of Units          99,250,773 94,850,623  80,631,598 62,486,302  46,779,164 28,662,737 22,354,170  13,603,637  1,476,139          -
------------------------------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers
Realty
(1998)
Unit Price                   $10.39       8.35        8.28          -           -          -          -           -          -          -
Number of Units          11,891,188  6,224,365   3,771,461          -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
AST American Century                                                                                              `
Income & Growth (10)
(1997)
Unit Price                   $14.24      16.19       13.35      12.06           -          -          -           -          -          -
Number of Units          32,388,202 21,361,995  13,845,190  9,523,815           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
AST INVESCO Equity
Income
(1994)
Unit Price                   $22.01      21.31       19.34      17.31       14.23      12.33       9.61           -          -          -
Number of Units          50,171,495 46,660,160  40,994,187 33,420,274  23,592,226 13,883,712  6,633,333           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------------
                            2000       1999       1998        1997       1996        1995       1994       1993        1992       1991
-------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Total
Return Bond
(1994)
Unit Price                   $14.40      13.09       13.43      12.44       11.48      11.26       9.61           -          -          -
Number of Units          82,545,240 73,530,507  64,224,618 44,098,036  29,921,643 19,061,840  4,577,708           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                   $12.79      11.96       11.73      11.26       10.62      10.37          -           -          -          -
Number of Units          31,046,956 32,560,943  28,863,932 25,008,310  18,894,375 15,058,644          -           -          -          -

The Montgomery Variable
Series - MV Emerging
Markets
(1996)
Unit Price                    $7.09      10.06        6.19      10.05       10.25          -          -           -          -          -
Number of Units          12,899,472 12,060,036  10,534,383 10,371,104   2,360,940          -          -           -          -          -

INVESCO VIF -
Technology
(1999)
Unit Price                   $12.48      16.52           -          -           -          -          -           -          -          -
Number of Units          29,491,113  4,622,242           -          -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Health
Sciences
(1999)
Unit Price                   $14.59      11.34           -          -           -          -          -           -          -          -
Number of Units          19,381,405    786,518           -          -           -          -          -           -          -          -
------------------------------------------------------------------------------------------------------------------------------------------

1.       This portfolio was first offered as a Sub-account on July 3, 2000.
2.       Effective  May  1,  2000,  American  Century  Investment  Management,   Inc.  became  Sub-advisor  of  the
     Portfolio.  Prior to May 1,  2000,  Rowe  Price-Fleming  International,  Inc.  served  as  Sub-advisor  of the
     Portfolio, then named "AST T. Rowe Price International Equity Portfolio."
3.       Effective  December 31, 1998,  Janus Capital  Corporation  became  Sub-advisor of the Portfolio.  Prior to
     December  31,  1998,  Founders  Asset  Management,  LLC served as  Sub-advisor  of the  Portfolio,  then named
     "Founders Capital Appreciation Portfolio."
4.       Effective  May  1,  2001,  the  name  of the  portfolio  changed  to the  "AST  Scudder  Small-Cap  Growth
     Portfolio".  Prior to May 1, 2001 the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
5.       Effective May 1, 2001,  Goldman Sachs Asset Management became  Sub-advisor of the Portfolio.  Prior to May
     1, 2001,  Lord,  Abbett & Co. served as Sub-advisor  of the  Portfolio,  then named "AST Lord Abbett Small Cap
     Value."
6.       Effective October 23, 2000, GAMCO Investors,  Inc. became  Sub-advisor of the Portfolio.  Prior to October
     23, 2000, T. Rowe Price  Associates,  Inc.  served as Sub-advisor  of the  Portfolio,  then named "AST T. Rowe
     Price Small Company Value Portfolio."
7.       This Portfolio was first offered as a Sub-account on May 1, 2000.
8.       Effective May 1, 1998,  Neuberger Berman Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to
     May 1, 1998,  Berger  Associates,  Inc.  served as Sub-advisor of the  Portfolio,  then named "Berger  Capital
     Growth Portfolio."
9.       Effective May 1, 1998,  Neuberger Berman Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to
     May 1, 1998,  Federated  Investment  Counseling served as Sub-advisor of the Portfolio,  then named "Federated
     Utility Income Portfolio."
10.      Effective  May  3,  1999,  American  Century  Investment  Management,   Inc.  became  Sub-advisor  of  the
     Portfolio.  Between  October  15,  1996  and  May 3,  1999,  Putnam  Investment  Management,  Inc.  served  as
     Sub-advisor of the Portfolio, then named "AST Putnam Value Growth & Income."

                                APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection Optional Death Benefit is calculated.  Each example  assumes that a $50,000  initial  Purchase  Payment is made and that no  withdrawals  are made prior to the
Owner's  death.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account
Value is maintained in the variable investment options.

Example with market increase
Assume that the Owner's  Account  Value has been  increasing  due to positive  market  performance.  On the date we receive  due proof of death,  the Account  Value is $75,000.  The basic  Death  Benefit is  calculated  as Purchase
Payments minus  proportional  withdrawals,  or Account  Value,  which ever is greater.  Therefore,  the basic Death
Benefit is equal to $75,000.  The Enhanced  Beneficiary  Protection  Optional  Death Benefit is equal to the amount payable under the basic Death  Benefit  ($75,000)  PLUS 50% of the "Death  Benefit  Amount" less Purchase  Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $75,000    +    $12,500   =
$87,500

Examples with market decline
Assume that the Owner's  Account Value has been  decreasing due to declines in market  performance.  On the date we receive  due proof of death,  the Account  Value is $45,000.  The basic  Death  Benefit is  calculated  as Purchase
Payments minus  proportional  withdrawals,  or Account  Value,  which ever is greater.  Therefore,  the basic Death
Benefit is equal to $50,000.  The Enhanced  Beneficiary  Protection  Optional  Death Benefit is equal to the amount payable under the basic Death  Benefit  ($50,000)  PLUS 50% of the "Death  Benefit  Amount" less Purchase  Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $50,000 + $0 = $50,000

         In this  example  you would  receive no  additional  benefit  from  purchasing  the  Enhanced  Beneficiary
         Protection Optional Death Benefit.

Examples of Guaranteed Minimum Death Benefit Calculation
The following are examples of how the  Guaranteed  Minimum Death Benefit is calculated.  Each example  assumes that a $50,000  initial  Purchase  Payment is made and that no  withdrawals  are made prior to the Owner's  death.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account  Value is  maintained in the variable investment options.

Example of market increase
Assume that the Owner's  Account Value has generally been  increasing due to positive  market  performance.  On the date we receive due proof of death,  the  Account  Value is $90,000.  The Highest  Anniversary  Value at the end of
any previous period is $72,000.  The Death Benefit would be the Account Value ($90,000)  because it is greater than the  Highest  Anniversary  Value  ($72,000)  or the sum of  prior  Purchase  Payments  increased  by 5.0%  annually
($73,872.77).

Example of market decrease
Assume that the Owner's  Account  Value  generally  increased  until the fifth  anniversary  but generally has been decreasing  since the fifth contract  anniversary.  On the date we receive due proof of death, the Account Value is
$48,000.  The Highest  Anniversary  Value at the end of any previous period is $54,000.  The Death Benefit would be the sum of prior Purchase Payments increased by 5.0% annually  ($73,872.77)  because it is greater than the Highest
Anniversary Value ($54,000) or the Account Value ($48,000).

Example of market increase followed by decrease
Assume that the Owner's  Account  Value  increased  significantly  during the first six years  following  the Issue
Date. On the sixth  anniversary  date the Account Value is $90,000.  During the seventh  Annuity Year,  the Account
Value increases to as high as $100,000 but then  subsequently  falls to $80,000 on the date we receive due proof of death.  The Death  Benefit  would be the Highest  Anniversary  Value at the end of any previous  period  ($90,000), which occurred on the sixth  anniversary,  although the Account Value was higher during the subsequent  period. The
Account  Value on the date we receive due proof of death  ($80,000) is lower,  as is the sum of all prior  Purchase
Payments increased by 5.0% annually ($73,872.77).

                                        APPENDIX D - PERFORMANCE ADVANTAGE

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

===================================================================================================================
American  Skandia's  Performance  Advantage was offered,  in those states where approved,  between May 15, 1999 and
April 30, 2001. The  description  below of the Performance  Advantage  benefit applies to those Contract Owners who purchased an Annuity during that time period when the Performance Advantage feature was offered.
===================================================================================================================

GLOSSARY OF TERMS
When  determining  the Account Value and Surrender  Value of the Annuity,  both amounts will not include any Target
                       -------------     ----------------
Value Credits (described below) that we are entitled to recover upon Surrender of your Annuity.

Do you provide any guarantees on my investment?
The Annuity provides variable  investment options and fixed investment  options.  Only the fixed investment options provide a guaranteed  return on your  investment,  subject to certain terms and conditions.  However,  your Annuity includes a feature at no additional  cost that provides  certain  benefits if your Account Value has not reached or exceeded a "target  value" on its 10th  anniversary.  If, on the 10th  anniversary  of your  Annuity's  Issue Date, your  Account  Value has not reached the target  value (as defined  below) you can choose  either of the  following benefits:

|X|      You may continue your Annuity without  electing to receive  Annuity  payments and receive an annual credit
                                                                                                      ------
     to your Account Value  payable until you begin  receiving  Annuity  payments.  The credit is equal to 0.25% of the average of your Annuity's  Account Value for the preceding four complete  calendar  quarters.  This credit is applied to your investment options pro-rata based on the allocation of your then current Account Value.

                                                        OR

|X|      You may begin  receiving  Annuity  payments  within one year and accept a one-time  credit to your Annuity equal to 10% of the net of the Account  Value on the 10th  anniversary  of its Issue Date minus the sum of all
     Purchase  Payments  allocated in the prior five years. The annuity option you select must initially  guarantee payments for not less than seven years.

Following  the 10th  anniversary  of your  Annuity's  Issue Date,  we will inform you if your Account Value did not meet or exceed the Target  Value.  We will  assume  that you have  elected  to  receive  the annual  credit to your
Account Value unless,  not less than 30 days prior to the next  anniversary of the Annuity,  we receive at our home office your election to begin receiving Annuity payments.

Certain  provisions  of this benefit and of the Target  Value  Credits  described  below may differ if you purchase your  Annuity as part of an  exchange,  replacement  or transfer,  in whole or in part,  from any other  Annuity we issue.

What is the "Target Value" and how is it calculated?
The Target  Value is a tool used to determine  whether you are  eligible to elect either of the benefits  described above.  The Target  Value does not impact the Account  Value  available  if you  surrender  your  Annuity or make a partial  withdrawal  and does not impact the Death  Benefit  available to your  Beneficiary(ies).  The Target Value assumes a rate of return over ten (10) Annuity  Years that will allow your initial  investment  to double in value, adjusted  for any  withdrawals  and/or  additional  Purchase  Payments  you  make  during  the 10 year  period.  We calculate the "Target Value" as follows:

1.       Accumulate the initial  Purchase  Payment at an annual interest rate of 7.2% until the 10th anniversary of the Annuity's Issue Date; plus
                               ----
2.       Accumulate  any  additional  Purchase  Payments at an annual  interest  rate of 7.2% from the date applied until the 10th anniversary of the Annuity's Issue Date; minus
                                                             -----
3.       Each "proportional  reduction"  resulting from any withdrawal,  accumulating at an annual interest rate of
     7.2% from the date the  withdrawal is processed  until the 10th  anniversary  of the Annuity's  Issue Date. We determine each  "proportional  reduction" by  determining  the percentage of your Account Value then withdrawn and  reducing  the Target  Value by that same  percentage.  We include any  withdrawals  under your Annuity in this calculation,  as well as the charge we deduct for any optional benefits you elect under the Annuity,  but not the charge we deduct for the Annual Maintenance Fee or the Transfer Fee.

Examples
1.       Assume  you make an  initial  Purchase  Payment of $10,000  and make no  further  Purchase  Payments.  The
     Target Value on the 10th  anniversary of your Annuity's  Issue Date would be $20,042,  assuming no withdrawals are made.  This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period.

2.       Assume you make an initial Purchase Payment of $10,000 and make no further  Purchase  Payments.  Assume at the end of Year 6, your Account  Value has  increased  to $15,000 and you make a withdrawal  of 10% or $1,500.
     The  Target  Value on the 10th  anniversary  would be  $18,722.  This is equal to $10,000  accumulating  at an annual  rate of 7.2% for the  10-year  period,  minus the  proportional  reduction  accumulating  at an annual interest rate of 7.2%.

Can I restart the 10-year Target Value calculation?
Yes, you can elect to lock in the growth in your Annuity by  "restarting"  the 10-year period on any anniversary of the Issue Date.  If you elect to restart the  calculation  period,  we will treat your Account Value on the restart date as if it was your  Purchase  Payment when  determining  if your  Annuity's  Account Value meets or exceeds the
Target  Value on the  appropriate  tenth (10th)  anniversary.  You may elect to restart the  calculation  more than once,  in which case,  the 10-year  calculation  period will begin on the date of the last  restart  date.  We must receive your election to restart the  calculation at our home office not later than 30 days after each  anniversary of the Issue Date.

What are Target Value Credits?
Target Value Credits are  additional  amounts that we apply to your Account Value to increase the  likelihood  that your  Account  Value will meet or exceed the Target  Value.  We add Target Value  Credits to your Account  Value at the time a Purchase  Payment is  applied to your  Annuity.  Only  those  Purchase  Payments  made  before the first anniversary of the Issue Date of your Annuity are eligible to receive Target Value Credits.

The amount of the Target Value Credit is equal to 1.0% of each qualifying  Purchase  Payment.  Target Value Credits are only payable on  qualifying  Purchase  Payments if the Owner(s) of the Annuity  is(are) less than age 81 on its
Issue Date. If the Annuity is owned by an entity,  the age  restriction  applies to the age of the Annuitant on the
Issue Date.  The Target  Value  Credit is payable  from our  general  account and is  allocated  to the  investment options in the same ratio that the qualifying Purchase Payment is allocated.

Target Value  Credits will not be available  if you purchase  your Annuity as part of an exchange,  replacement  or transfer, in whole or in part, of an Annuity we issued that has the same or a similar benefit.

 ====================================================================================================================================
 The amount of any Target Value Credits are not immediately  vested and can be recovered by American Skandia under the circumstances and for the time periods  shown below.  If American  Skandia  exercises its right to recover the amount of any Target Value Credit, any investment gain on the Target Value Credit will not be taken back.
 1.       If you surrender your Annuity before the 10th anniversary of the Issue Date of the Annuity.
 2.       If you elect to begin receiving Annuity payments before the first anniversary of the Issue Date.
 3.       If a  person  on  whose  life we pay the  Death  Benefit  dies,  or if a  "contingency  event"  occurs  which  triggers  a medically-related surrender:
 |X|      within 12 months after the date a Target Value Credit was allocated to your Account Value; or
 |X|      within 10 years after the date a Target Value Credit was allocated to your Account Value if any owner was over age 70 on the Issue Date, or, if the Annuity was then owned by an entity, the Annuitant was over age 70 on the Issue Date.
 Following completion of the above time periods, the amount of any Target Value Credits are vested in the Owner.
 ====================================================================================================================================

                                    American Skandia Life Assurance Corporation
                                           Attention: Stagecoach Annuity

                                               For Written Requests:

                                                   P.O. Box 883
                                            Shelton, Connecticut 06484

                                             For Electronic Requests:

                                        customerservice@americanskandia.com

                                              For Requests by Phone:

                                                  1-800-680-8920

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                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT  CONTAINS  FURTHER
                  DETAILS ABOUT THE AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS  WFVASL-PROS
                  (05/2001).
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        ADDITIONAL INFORMATION: Inquiries will be answered by calling your representative or by writing to:

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                        at

                                                   P.O. Box 883
                                            Shelton, Connecticut 06484

                                                        or

                                        customerservice@americanskandia.com

Issued by:                                                                                                     Serviced at:

AMERICAN SKANDIA LIFE                                                                                 AMERICAN SKANDIA LIFE
ASSURANCE CORPORATION                                                                                 ASSURANCE CORPORATION
One Corporate Drive                                                                                            P.O. Box 883
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                        Telephone:  1-800-752-6342
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                  Distributed by:

                                     AMERICAN SKANDIA MARKETING, INCORPORATED
                                                One Corporate Drive
                                            Shelton, Connecticut 06484
                                              Telephone: 203-926-1888
                                          http://www.americanskandia.com

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable  investment  options under the Annuity are issued by AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE  ACCOUNT B
(CLASS 1 SUB-ACCOUNTS) and AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the
Securities  Act of 1933 and the  Investment  Company  Act of 1940.  The fixed  investment  options  under the  Annuity are issued by
AMERICAN  SKANDIA LIFE  ASSURANCE  CORPORATION.  The assets  supporting  the fixed  investment  options are  maintained  in AMERICAN
SKANDIA LIFE ASSURANCE  CORPORATION SEPARATE ACCOUNT D, a non-unitized  separate account, and registered solely under the Securities
Act of 1933.

ITEM                                                                                                                   PAGE
----                                                                                                                   ----

APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
  Variable Account B (Class 1 Sub-accounts)..............................................................................15

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THIS STATEMENT OF ADDITIONAL  INFORMATlON IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITIES FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD  CONSIDER  BEFORE  INVESTING.  FOR A COPY OF
THE PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA LIFE ASSURANCE CORPORATION,  P.O. BOX 883, SHELTON,  CONNECTICUT 06484, OR
TELEPHONE 1-800-752-6342.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@AMERICANSKANDIA.COM.
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Date of Prospectus:  May 1, 2001                                       Date of Statement of Additional Information:  May 1, 2001
ASL - SAI (05/2001)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us") is a wholly-owned  subsidiary of American
Skandia,  Inc.  ("ASI").  ASI's indirect parent is Skandia  Insurance Company Ltd. Skandia Insurance Company Ltd. is part of a group of companies  whose  predecessor  commenced  operations  in 1855.  Skandia  Insurance  Company Ltd. is a major  worldwide  insurance company operating from Stockholm, Sweden which owns and controls,  directly or through subsidiary companies,  numerous insurance and related  companies.  We are organized as a Connecticut  stock life insurance  company,  and are subject to Connecticut law governing insurance companies.  Our mailing address is P.O. Box 883, Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (Class 1 Sub-accounts)

American Skandia Life Assurance  Corporation  Variable Account B (Class 1 Sub-accounts),  also referred to as "Separate  Account B", was  established  by us pursuant to  Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary according to the investment  performance of Separate Account B. The  Sub-accounts  offered pursuant to this  Prospectus  are all Class 1  Sub-accounts  of  Separate  Account B. Each class of  Sub-accounts  in  Separate  Account B has a different level of charges assessed against such  Sub-accounts.  Each Sub-account  invests  exclusively in an underlying mutual fund or a portfolio  of an  underlying  mutual  fund.  You will find  additional  information  about these  underlying  mutual  funds and portfolios in the prospectuses for such funds.

Separate  Account B is  registered  with the  Securities  and  Exchange  Commission  under the  Investment  Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the Sub-accounts  will vary with the investment  performance of the underlying  mutual funds or fund  portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

During the accumulation  phase, we offer a number of Sub-accounts as variable investment  options.  Certain  Sub-accounts may not be available in all  jurisdictions.  If and when we obtain  approval of the  applicable  authorities  to make such variable  investment options available,  we will notify Owners of the availability of such  Sub-accounts.  As of the date of the Prospectus and Statement of Additional  Information,  our  Sub-accounts  and the  underlying  mutual funds or portfolios in which they invest are as follows.
Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust.

         Separate Account B Sub-account                                                    Underlying Mutual Fund Portfolio
         ------------------------------                                                    --------------------------------

         AST Founders Passport                                                                        AST Founders Passport
         AST Scudder Japan                                                                                AST Scudder Japan
         AST AIM International Equity                                                          AST AIM International Equity
         AST Janus Overseas Growth                                                                AST Janus Overseas Growth
         AST American Century International Growth                                AST American Century International Growth
         AST American Century International Growth II                          AST American Century International Growth II
         AST MFS Global Equity                                                                        AST MFS Global Equity
         AST Janus Small-Cap Growth                                                              AST Janus Small-Cap Growth
         AST Scudder Small-Cap Growth                                                          AST Scudder Small-Cap Growth
         AST Federated Aggressive Growth                                                    AST Federated Aggressive Growth
         AST Goldman Sachs Small-Cap Value                                                AST Goldman Sachs Small-Cap Value
         AST Gabelli Small-Cap Value                                                            AST Gabelli Small-Cap Value
         AST Janus Mid-Cap Growth                                                                  AST Janus Mid-Cap Growth
         AST Neuberger Berman Mid-Cap Growth                                            AST Neuberger Berman Mid-Cap Growth
         AST Neuberger Berman Mid-Cap Value                                              AST Neuberger Berman Mid-Cap Value
         AST Alger All-Cap Growth                                                                  AST Alger All-Cap Growth
         AST Gabelli All-Cap Value                                                                AST Gabelli All-Cap Value
         AST Kinetics Internet                                                                        AST Kinetics Internet
         AST T. Rowe Price Natural Resources                                            AST T. Rowe Price Natural Resources
         AST Alliance Growth                                                                            AST Alliance Growth
         AST MFS Growth                                                                                      AST MFS Growth
         AST Marsico Capital Growth                                                              AST Marsico Capital Growth
         AST JanCap Growth                                                                                AST JanCap Growth
         AST Janus Strategic Value                                                                AST Janus Strategic Value
         AST Alliance/Bernstein Growth + Value                                        AST Alliance/Bernstein Growth + Value
         AST Sanford Bernstein Core Value                                                  AST Sanford Bernstein Core Value
         AST Cohen & Steers Realty                                                                AST Cohen & Steers Realty
         AST Sanford Bernstein Managed Index 500                                    AST Sanford Bernstein Managed Index 500
         AST American Century Income & Growth                                          AST American Century Income & Growth
         AST Alliance Growth and Income                                                      AST Alliance Growth and Income
         AST MFS Growth with Income                                                              AST MFS Growth with Income
         AST INVESCO Equity Income                                                                AST INVESCO Equity Income
         AST AIM Balanced                                                                                  AST AIM Balanced
         AST American Century Strategic Balanced                                    AST American Century Strategic Balanced
         AST T. Rowe Price Asset Allocation                                              AST T. Rowe Price Asset Allocation
         AST T. Rowe Price Global Bond                                                        AST T. Rowe Price Global Bond
         AST Federated High Yield                                                                  AST Federated High Yield
         AST Lord Abbett Bond-Debenture                                                      AST Lord Abbett Bond-Debenture
         AST PIMCO Total Return Bond                                                            AST PIMCO Total Return Bond
         AST PIMCO Limited Maturity Bond                                                    AST PIMCO Limited Maturity Bond
         AST Money Market                                                                                  AST Money Market

         MV Emerging Markets                                       Emerging Markets portfolio of Montgomery Variable Series

         WFVT Equity Income                                           Equity Income portfolio of Wells Fargo Variable Trust
         WFVT Equity Value                                             Equity Value portfolio of Wells Fargo Variable Trust

         Rydex Nova                                                                  Nova portfolio of Rydex Variable Trust
         Rydex Ursa                                                                  Ursa portfolio of Rydex Variable Trust
         Rydex OTC                                                                    OTC portfolio of Rydex Variable Trust

         INVESCO VIF Technology                             Technology portfolio of INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Health Sciences                   Health Sciences portfolio of INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Financial Services             Financial Services portfolio of INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Telecommunications             Telecommunications portfolio of INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Dynamics                                 Dynamics portfolio of INVESCO Variable Investment Funds, Inc.

         Evergreen VA Global Leaders                           Global Leaders portfolio of Evergreen Variable Annuity Trust
         Evergreen VA Omega                                            Omega portfolio of Evergreen Variable Annuity Trust
         Evergreen VA Special Equity                           Special Equity portfolio of Evergreen Variable Annuity Trust

         ProFund VP Europe 30                                                            Europe 30 portfolio of ProFunds VP
         ProFund VP UltraSmall-Cap                                                  UltraSmall-Cap portfolio of ProFunds VP
         ProFund VP UltraOTC                                                              UltraOTC portfolio of ProFunds VP
         ProFund VP OTC                                                                        OTC portfolio of ProFunds VP
         ProFund VP Bear                                                                      Bear portfolio of ProFunds VP
         ProFund VP Bull Plus                                                            Bull Plus portfolio of ProFunds VP
         ProFund VP Biotechnology                                                    Biotechnology portfolio of ProFunds VP
         ProFund VP Energy                                                                  Energy portfolio of ProFunds VP
         ProFund VP Financial                                                            Financial portfolio of ProFunds VP
         ProFund VP Healthcare                                                          Healthcare portfolio of ProFunds VP
         ProFund VP Real Estate                                                        Real Estate portfolio of ProFunds VP
         ProFund VP Technology                                                          Technology portfolio of ProFunds VP
         ProFund VP Telecommunications                                          Telecommunications portfolio of ProFunds VP
         ProFund VP Utilities                                                            Utilities portfolio of ProFunds VP

         First Trust(R)10 Uncommon Values                                       First Trust(R)10 Uncommon Values portfolio of
                                                                                           First Defined Portfolio Fund LLC

         SP Jennison International Growth                 SP Jennison International Growth portfolio of Prudential VIF Fund

A brief summary of the investment  objectives and policies of each  underlying  mutual fund portfolio is found in the  Prospectuses.
More detailed information about the investment  objectives,  policies,  charges,  operations,  the attendant risks and other details pertaining  to each  underlying  mutual fund  portfolio  are  described in the  prospectus  of each  underlying  mutual fund and the statements of additional  information for such underlying  mutual fund. Also included in such  information is the investment  policy of each  mutual  fund or  portfolio  regarding  the  acceptable  ratings  by  recognized  rating  services  for bonds and other debt obligations.  There can be no guarantee that any underlying mutual fund or portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual fund or portfolio  thereof may or may not be  diversified  as defined in the  Investment  Company
Act. The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.  Generally,  each  portfolio  issues a separate  class of shares.  Shares of the  underlying  mutual  fund  portfolios  are available to separate  accounts of life insurance  companies  offering  variable annuity and variable life insurance  products.  The shares may also be made available,  subject to obtaining all required regulatory  approvals,  for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Code.

We may make other  underlying  mutual  funds  available by creating  new  Sub-accounts.  Additionally,  new  portfolios  may be made available  by the  creation  of new  Sub-accounts  from time to time.  Such a new  portfolio  of an  underlying  mutual  fund may be disclosed in its  prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account to invest in that portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life  Assurance  Corporation  Separate  Account D, also referred to as Separate  Account D, was  established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We have sole discretion over the investment  managers  retained to manage the assets  maintained in Separate Account D. We currently employ  investment  managers for Separate Account D. Each manager we employ is responsible for investment  management of a different portion of Separate  Account D. From time to time additional  investment  managers may be employed or investment  managers may cease being employed.  We are under no obligation to employ or continue to employ any investment manager(s).

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address  the  matching  of the  durations  of the assets  with the durations of  obligations  supported by such assets.  We believe  these  matching  requirements  are designed to control an insurer's  ability to risk investing in long-term  assets to support short term interest rate  guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard & Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

We may or may not be able to obtain  approval  in the  future in  certain  jurisdictions  of  endorsements  to  individual  or group annuities that include the type of Fixed  Allocations  offered  pursuant to this  Prospectus.  If such approval is obtained,  we may take those steps needed to make such Fixed  Allocations  available to purchasers to whom  Annuities were issued prior to the date of such approval.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the  securities  offered  through this  prospectus  and  Statement of Additional  Information.  American  Skandia Life  Assurance
Corporation and American Skandia Investment Services,  Incorporated ("ASISI"),  the investment manager of American Skandia Trust and
American  Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer  through which it receives a portion of brokerage  commissions  in connection  with  purchases and sales of securities  held by portfolios of
American Skandia Trust which are offered as underlying investment options under the Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities  and Exchange Act of 1934  ("Exchange  Act") and is a member of the National  Association  of  Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  may be payable  based on a percentage of Purchase  Payments  made,  up to a maximum of 1.0%.  Ongoing  compensation  of up to 1.25% per year of the Account  Value is also payable.  We may also provide  compensation for providing  ongoing service to you in relation to the Annuity.  Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2000: $355,445,427;  1999: $296,723,325;  1998:
$184,371,068.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money market-type  Sub-accounts (like the AST Money Market Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
---------------------------
The  current  yield  of a money  market-type  Sub-account  is  calculated  based  upon a seven  day  period  ending  on the  date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound yield for a money market-type  Sub-account  according to the method prescribed by the Securities and
Exchange  Commission.  The effective  yield  reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.
Net  investment  income for yield  quotation  purposes  will not include  either  realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the AST Money Market  Sub-account  during the last seven days of the calendar year ending prior to the date of this  Prospectus.  At the  beginning of the seven day period,  the  hypothetical  contract  had a balance of one Unit.  The current and  effective  yields reflect the recurring  charge against the  Sub-account.  Please note that current and effective  yield  information  will fluctuate.
This information may not provide a basis for comparisons with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                      -----------                       -------------                     ---------------
                   AST Money Market                         4.64%                              4.74%

Total Return
------------
Total return for the other Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance  of the  underlying  mutual fund  portfolios in the form of "Standard"  and  "Non-standard"  Total
Returns.  "Standard Total Return" figures assume that all charges and fees are applicable,  including any contingent  deferred sales charge  that may apply for the period  shown.  "Non-standard  Total  Return"  figures  may be used that do not  reflect all fees and charges.  Non-standard  Total Returns are calculated in the same manner as  standardized  returns except that the  calculations  may assume no redemption at the end of the applicable  periods.  Standard and  Non-standard  Total returns will not reflect charges that apply to either Optional Death Benefit.

Some of the  underlying  mutual  fund  portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted in advertising  regarding such  Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial  offering of the Annuities,  or periods during which the underlying  mutual fund portfolios have been in existence,  but the
Sub-accounts  have not. Such  hypothetical  performance is calculated  using the same  assumptions  employed in  calculating  actual performance  since inception of the  Sub-accounts.  Under our  understanding of current SEC positions,  hypothetical  performance of the  underlying  mutual fund  portfolios  prior to the existence of the  Sub-accounts  may only be presented as  Non-Standard  Total
Returns.

As described in the Prospectus,  Annuities may be offered in certain  situations in which the Annual  Maintenance Fee or the portion of the Insurance  Charge for  administrative  costs may be eliminated or reduced.  Advertisements  of performance in connection with the offer of such Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31, 2000.  The  "inception-to-date"  figures shown below are based on the inception  date of an  underlying  mutual fund  portfolio.
"N/A" means "not  applicable"  and indicates  that the  underlying  mutual fund  portfolio  was not in operation for the  applicable period.  Any  performance of such  portfolios  prior to inception of a Sub-account is provided by the underlying  mutual funds.  The total return for any Sub-account reflecting performance prior to such Sub-account's inception is based on such information.

                                 --------------------------------------------------
                                               Standard Total Return
                                 --------------------------------------------------
                                 --------------------------------------------------
                                        (Assuming maximum maintenance fees)
                                 --------------------------------------------------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
AST Founders Passport 1             -31.3    11.97      9.45       0        8.72
AST Scudder Japan 2                   0        0         0         0       -17.53
AST AIM International Equity 3     -27.57    11.51     11.76      9.34      10.42
AST Janus Overseas Growth          -25.72    15.26       0         0        15.70
AST American Century               -17.33    16.37       0         0        15.64
  International Growth
AST American Century               -18.58     5.96      5.97       0        4.80
  International Growth II 4
AST MFS Global Equity               -8.53      0         0         0        0.53
AST Janus Small-Cap Growth 5       -48.92     7.5       8.95       0        11.52
AST Scudder Small-Cap Growth 6     -22.11      0         0         0        9.47
AST Federated Aggressive Growth 2     0        0         0         0        -9.30
AST Goldman Sachs Small-Cap         31.9     11.66       0         0        11.67
  Value 7
AST Gabelli Small-Cap Value 8       20.08     1.61       0         0        7.43
AST Janus Mid-Cap Growth 9            0        0         0         0       -34.26
AST NB Mid-Cap Growth 10            -9.42    17.12     16.19       0        16.52
AST NB Mid-Cap Value 11             25.63     7.98      11.5       0        10.16
AST Alger All-Cap Growth           -32.59      0         0         0       -32.59
AST Gabelli All-Cap Value 2           0        0         0         0        0.57
AST Kinetics Internet 2               0        0         0         0       -19.96
AST T. Rowe Price Natural           24.93    11.07     12.46       0        12.79
  Resources
AST Alliance Growth 12               -15     12.07       0         0        12.50
AST MFS Growth                      -7.9       0         0         0        3.09
AST Marsico Capital Growth         -15.51    21.02       0         0        20.94
AST JanCap Growth                  -31.98    19.88     22.53       0        18.87
AST Janus Strategic Value 2           0        0         0         0        -1.82
AST Cohen & Steers Realty           24.34     1.22       0         0        1.23
AST Sanford Bernstein Managed      -10.15     10.6       0         0        10.61
  Index 500 13
AST American Century Income &      -12.08     5.63       0         0        9.18
  Growth 14
AST Alliance Growth and Income 15   3.98      9.65     13.47       0        12.87
AST MFS Growth with Income          -1.27      0         0         0        2.91
AST INVESCO Equity Income           3.21      8.27     12.22       0        11.88
AST AIM Balanced 16                 -5.76     7.67      9.78       0        9.39
AST American Century Strategic      -4.53     8.3        0         0        9.16
  Balanced
AST T. Rowe Price Asset             -1.94     7.52     10.08       0        9.83
Allocation
AST T. Rowe Price Global Bond 17    -1.91     0.05     -0.09       0        0.66
AST Federated High Yield           -11.02     -3.3      2.53       0        3.54
---------------------------------- -------- --------- --------- --------- ----------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
AST Lord Abbett Bond-Debenture 2      0        0         0         0        1.17
AST PIMCO Total Return Bond         9.94      4.94      4.98       0        5.30
AST PIMCO Limited Maturity          6.84      4.28      4.21       0        4.37
  Bond

MV Emerging Markets                -29.59    -11.04      0         0        -7.18

WFVT Equity Income                  0.84       0         0         0        0.27
WFVT Equity Value                   4.24       0         0         0        -1.73

Rydex Nova                         -21.47      0         0         0        -9.36
Rydex Ursa                          14.36      0         0         0        3.63
Rydex OTC                          -39.09      0         0         0        2.32

INVESCO VIF Technology             -24.54      0         0         0        20.12
INVESCO VIF Health Sciences         28.63      0         0         0        36.90
INVESCO VIF Financial Services      22.97      0         0         0        32.55
INVESCO VIF                        -27.25      0         0         0        8.54
  Telecommunications
INVESCO VIF Dynamics                -4.96      0         0         0        26.15

Evergreen VA Global Leaders        -10.03      0         0         0        4.44
Evergreen VA Omega                    0        0         0         0       -10.13
Evergreen VA Special Equity         -9.75      0         0         0        8.25

ProFund VP Europe 30               -14.06      0         0         0        4.25
ProFund VP UltraSmall-Cap 18       -23.28      0         0         0        -6.95
ProFund VP UltraOTC                -73.77      0         0         0       -33.03

First Trust(R)10 Uncommon Values       0        0         0         0       -25.72
19
---------------------------------- -------- --------- --------- --------- ----------

1.       Effective  October 15, 1996,  Founders Asset  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to October 15,
     1996,  Seligman Henderson Co. served as Sub-advisor of the Portfolio,  then named "Seligman  Henderson  International Small Cap
     Portfolio."
2.       These Portfolios were first offered as Sub-accounts on October 23, 2000.
3.       Effective May 3, 1999, A I M Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October 15, 1996 and
     May 3, 1999, Putnam Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam International
     Equity."  Prior to October 15, 1996,  Seligman  Henderson Co. served as  Sub-advisor  of the  Portfolio,  then named  "Seligman
     Henderson International Equity Portfolio."
4.       Effective May 1, 2000, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Prior to May 1,
     2000,  Rowe  Price-Fleming  International,  Inc.  served as  Sub-advisor  of the  Portfolio,  then  named  "AST T.  Rowe  Price
     International Equity Portfolio."
5.       Effective December 31, 1998, Janus Capital  Corporation  became  Sub-advisor of the Portfolio.  Prior to December 31, 1998,
     Founders Asset Management, LLC served as Sub-advisor of the Portfolio, then named "Founders Capital Appreciation Portfolio."
6.       Effective May 1, 2001, the name of the portfolio  changed to the "AST Scudder  Small-Cap  Growth  Portfolio".  Prior to May
     1, 2001 the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
7.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor of the Portfolio.  Prior to May 1, 2001, Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value."
8.       Effective  October 23, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T.
     Rowe Price  Associates,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price  Small  Company  Value
     Portfolio."
9.       This Portfolio was first offered as a Sub-account on May 1, 2000.
10.      Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Berger Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
11.      Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
12.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Oppenheimer Large-Cap Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company  Investment  Management,  L.P. served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
13.      Effective  May 1, 2000,  Sanford C.  Bernstein & Co.,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2000,
     Bankers Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
14.      Effective May 3, 1999, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam
     Value Growth & Income."
15.      Effective May 1, 2000,  Alliance  Capital  Management,  L.P.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 2000,
     Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
16.      Effective May 3, 1999, A I M Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October 15, 1996 and
     May 3, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam  Balanced."
     Prior to October 15, 1996, Phoenix  Investment  Counsel,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix
     Balanced Asset Portfolio."
17.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became  Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was changed to the "AST T. Rowe Price  Global  Bond".  Effective  May 1, 1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 1996,  Scudder,  Stevens & Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
18.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.
19.      This Portfolio was first offered as a Sub-account on July 3, 2000.

Some of the underlying  portfolios may be subject to an expense  reimbursement  or waiver that in the absence of such  reimbursement or waiver would reduce the portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since performance is not fixed.  Actual  performance will depend on the type,  quality and, for some of the Sub-accounts, the maturities of the  investments  held by the underlying  mutual funds and upon prevailing  market  conditions and the response of the underlying  mutual funds to such  conditions.  Actual  performance will also depend on changes in the expenses of the underlying mutual funds.  In addition, the amount of charges against each Sub-account will affect performance.

The  information  provided by these  measures may be useful in reviewing the  performance of the  Sub-accounts,  and for providing a basis for  comparison  with other  annuities.  These  measures  may be less useful in  providing a basis for  comparison  with other investments that neither provide some of the benefits of such annuities nor are treated in a similar fashion under the Code.

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period  applies to each day in the period.  The net investment  factor is an index that measures the  investment  performance of and charges  assessed  against a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation  Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the  underlying  mutual fund  shares  held by that  Sub-account  at the end of the current
                  Valuation  Period plus the per share amount of any dividend or capital  gain  distribution  declared and unpaid by the underlying mutual fund during that Valuation Period; plus or minus

2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset value per share plus any declared and unpaid  dividends per share of the  underlying  mutual fund shares held in that Sub-account at the end of the preceding Valuation Period; plus or minus
2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the mortality and expense risk charges and the administration charge.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the MVA.

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a
                                                                                                                         -----
reduction to the interest rate determined according to the index.
---------

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of
     -----
indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes will be subject to approval by the Securities and Exchange  Commission and the Insurance  Department of the  jurisdiction in which  your  Annuity  was  delivered.  (For  Annuities  issued as  certificates  of  participation  in a group  contract,  it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).
    ---------

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA (see "Account Value of the Fixed Allocations").

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
--------------------------------------------
The market  value  adjustment  ("MVA") is used in  determining  the Account  Value of each Fixed  Allocation.  The  formula  used to determine  the MVA is applied  separately  to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account  Value is being  determined.  Current Rates and  available  Guarantee  Periods are those for the class of Annuities you purchase pursuant to the Prospectus available in conjunction with this Statement of Additional Information.

The formula is:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the interest rate being credited to the Fixed Allocation;

                  J is the interest rate (for your class of annuity) being credited to new Fixed  Allocations  with
                  Guarantee  Period  durations  equal to the number of years  (rounded to the next  higher  integer when  occurring  on  other  than  an  anniversary  of the  beginning  of the  Fixed  Allocation's
                  Guarantee Period) remaining in your Fixed Allocation Guarantee Period;

                  N is the number of months  (rounded to the next higher  integer  when  occurring  on other than a monthly  anniversary  of the  beginning of the  Guarantee  Period)  remaining  in such  Guarantee
                  Period.

The formula that applies if you surrender the Annuity pursuant to the free-look provision is [(1 + I)/(1 + J)]N/12.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date.  The formula may be changed if Additional
Amounts have been added to a Fixed Allocation.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
-------------
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote  shares of the  underlying  mutual  funds or  portfolios  in which the  Sub-accounts  invest in the manner  directed by
Owners.  Owners give instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each  Sub-account  from various  classes that may invest in the same  underlying  mutual fund portfolio.

The number of votes for an underlying  mutual fund or portfolio will be determined as of the record date for such underlying  mutual fund or portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent accountant;  (c) approval of changes to the investment advisory agreement or adoption of a new investment  advisory agreement;  (d) any change in the fundamental  investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
------------
We reserve the right to any or all of the  following:  (a)  combine a  Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion thereof with other "unitized"  separate  accounts;  (c) terminate  offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other "non-unitized"  separate accounts; (e) deregister Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form  permitted by law;  (g) make  changes  required by any change in the  Securities  Act of 1933,  the
Exchange Act of 1934 or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes  required by any change in other Federal or state laws relating to retirement  annuities or annuity contracts; and (j) discontinue offering any variable investment option at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We notify you (and/or any payee during the payout phase) of any  modification  to your  Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
------------------------
We may defer any  distribution  or transfer from a Fixed  Allocation or an annuity payout for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a distribution  or transfer from any Fixed  Allocation or any annuity payout for more than thirty days,  or less where  required by law, we pay interest at the minimum rate  required by law but not less than 3% or at least 4% if required by your  contract,  per year on the amount  deferred.  We may defer payment of proceeds of any  distribution from any  Sub-account  or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the  transaction is effected.  Any deferral  period begins on the date such  distribution  or transfer  would  otherwise  have been  transacted  (see
"Pricing of Transfers and Distributions").

All procedures,  including  payment,  based on the valuation of the  Sub-accounts  may be postponed  during the period:  (1) the New
York Stock  Exchange is closed (other than  customary  holidays or weekends) or trading on the New York Stock Exchange is restricted as  determined  by the SEC; (2) the SEC permits  postponement  and so orders;  or (3) the SEC  determines  that an emergency  exists making valuation or disposal of securities not reasonably practical.

Misstatement of Age or Sex
--------------------------
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
----------------
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2000 and 1999, and for each of the three years in the period  ended  December  31,  2000,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Variable  Account B - Class 1 at December 31, 2000 and 1999 and for the years then ended,  appearing in this Prospectus and  Registration  Statement have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their reports  thereon appearing  elsewhere  herein,  and are included in reliance  upon such reports  given upon the  authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)

The statements  which follow in Appendix A are those of American  Skandia Life  Assurance  Corporation  Variable  Account B (Class 1
Sub-accounts)  as of December 31, 2000 and for the periods ended December 31, 2000 and 1999. There are other  Sub-accounts  included in Variable Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your written or oral request.  Please  address your request to American  Skandia Life Assurance  Corporation,  Attention:
Customer Service,  P.O. Box 7038,  Bridgeport,  Connecticut  06601-7038.  Our phone number is  1-800-752-6342.  You may also forward such a request electronically to our Customer Service Department at customerservice@americanskandia.com.

                         APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
                                             Variable Account B (Class 1 Sub-accounts)

                                                                                     Independent Auditor's Report

To the Contractowners of
       American Skandia Life Assurance Corporation
       Variable Account B - Class 1 and the
       Board of Directors and Shareholder of
       American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the accompanying  statement of assets,  liabilities and contractowners'  equity of the seventy-one  sub-accounts of American Skandia Life Assurance  Corporation  Variable Account B -
Class 1, referred to in Note 1, as of December 31, 2000,  the related  statement of operations  for the year then ended and the  statements of changes in net assets for the years ended  December 31,
2000 and 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements are free of material misstatement.  An audit includes examining,  on a test basis, evidence supporting the amounts and disclosures in the financial statements.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the financial  position of the seventy-one  sub-accounts of American Skandia Life Assurance
Corporation  Variable  Account B - Class 1, referred to in Note 1, at December 31, 2000, the results of their  operations for the year then ended, and changes in their net assets for the years ended
December 31, 2000 and 1999 in conformity with accounting principles generally accepted in the United States.

                                                                                                                                                                  /s/Ernst & Young

Hartford, Connecticut
February 2, 2001

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B --- CLASS 1
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNER'S EQUITY
AS OF DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------     ------------------------------------------------------------------------------------------------------------------------

                                              ASSETS                                                                                                      LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            AIM Balanced Portfolio - 45,497,908 shares ( cost $608,445,652)                               $ 605,122,179      Payable to American Skandia Life Assurance Corporation                                                      $ 6,485,204
            AIM International Equity Portfolio - 27,646,748 shares ( cost $719,616,964)                     609,334,332      Payable to Evergreen Funds                                                                                      557,581
            Alger All Cap Growth Portfolio - 27,836,067 shares ( cost $257,979,693)                         190,398,697      Payable to INVESCO                                                                                           16,142,290
            Alger Growth Portfolio - 138,402,600 shares ( cost $1,383,911,762)                            1,317,592,754      Payable to Montgomery                                                                                         1,558,144
            Alger Mid-Cap Growth Portfolio - 88,304,086 shares ( cost $882,921,578)                         862,730,922      Payable to ProFunds                                                                                             320,362
            Alliance Growth & Income Portfolio - 71,905,125 shares ( cost $1,494,437,353)                 1,537,331,572      Payable to Davis Funds                                                                                            3,245
                                                                                                                                                                                                                                    -----------------
            Alliance Growth Portfolio - 29,594,220 shares ( cost $506,928,904)                              448,352,431                                Total Liabilities                                                                  25,066,826
            American Century International Growth I Portfolio - 16,778,817 shares ( cost $322,799,790)      304,703,325
            American Century International Growth II Portfolio - 29,591,041 shares ( cost $414,485,387)     366,928,914
            American Century Income and Growth Portfolio - 35,425,266 shares ( cost $492,850,025)           461,236,957
            American Century Startegic Balanced Portfolio - 15,059,035 shares ( cost $205,792,088)          206,308,773
            Cohens & Steers Real Estate Portfolio - 12,137,221 shares ( cost $113,422,912)                  123,556,909
            Federated Aggressive Growth Portfolio - 196,052 shares ( cost $1,877,366)                         1,784,071
            Federated High Yield Bond Portfolio - 48,667,311 shares ( cost $539,568,883)                    472,559,593                                   NET ASSETS
            Founders Passport Portfolio - 17,574,595 shares ( cost $317,494,063)                            261,861,462                                                                                                  Unit
            Gabelli All-Cap Value Portfolio - 1,269,709 shares ( cost $12,640,969)                           12,811,368      Contractowners' Equity                                                     Units            Value
            Gabelli Small-Cap Value Portfolio - 23,888,678 shares ( cost $276,119,872)                      311,030,594                  AST - AIM Balanced Portfolio                                    30,290,413         $ 19.98      605,122,179
            Invesco Equity Income Portfolio - 62,779,632 shares ( cost $1,080,043,669)                    1,104,293,722                  AST - AIM International Equity Portfolio                        19,112,622           31.88      609,334,332
            Jancap Growth Portfolio - 116,382,481 shares ( cost $5,175,066,093)                           4,082,697,429                  AST - Alger All Cap Growth Portfolio                            28,229,631            6.74      190,398,697
            Janus Overseas Growth Portfolio - 54,988,664 shares ( cost $1,258,399,206)                    1,029,387,786                  AST - Alger Growth Portfolio                                   138,664,577            9.50    1,317,592,754
            Janus Mid-Cap Growth Portfolio - 9,337,582 shares ( cost $87,106,144)                            62,001,543                  AST - Alger Mid-Cap Growth Portfolio                            88,470,750            9.75      862,730,922
            Janus Small-Cap Growth Portfolio - 27,056,250 shares ( cost $809,439,874)                       549,241,876                  AST - Alliance Growth & Income Portfolio                        53,536,296           28.72    1,537,331,572
            Janus Strategic Value Portfolio - 584,499 shares ( cost $5,791,466)                               5,757,311                  AST - Alliance Growth Portfolio                                 25,796,792           17.38      448,352,431
            Kemper Small Cap Value Portfolio - 65,047,617 shares ( cost $901,040,937)                       762,358,068                  AST - American Century International Growth I Portfolio         17,007,352           17.92      304,703,325
            Kinetics Internet Portfolio - 116,052 shares ( cost $1,019,394)                                     931,899                  AST - American Century International Growth II Portfolio        26,340,548           13.93      366,928,914
            Lord Abbett Bond Debenture Portfolio - 648,523 shares ( cost $6,528,278)                          6,582,509                  AST - American Century Income and Growth Portfolio              32,388,202           14.24      461,236,957
            Lord Abbett Small Cap Value Portfolio - 14,564,590 shares ( cost $175,113,823)                  211,914,783                  AST - American Century Startegic Balanced Portfolio             14,498,180           14.23      206,308,773
            Marsico Capital Growth Portfolio - 93,086,164 shares ( cost $1,662,628,238)                   1,684,859,573                  AST - Cohens & Steers Real Estate Portfolio                     11,891,188           10.39      123,556,909
            MFS Global Equity Portfolio - 2,760,630 shares ( cost $29,453,425)                               28,241,250                  AST - Federated Aggressive Growth Portfolio                        196,575            9.08        1,784,071
            MFS Growth Portfolio - 7,390,457 shares ( cost $84,949,589)                                      78,043,228                  AST - Federated High Yield Bond Portfolio                       36,914,825           12.80      472,559,593
            MFS Growth with Income Portfolio - 6,827,511 shares ( cost $72,523,701)                          71,893,686                  AST -  Founders Passport Portfolio                              16,245,805           16.12      261,861,462
            Money Market - 2,232,816,113 shares ( cost $2,232,816,113)                                    2,232,816,052                  AST - Gabelli All-Cap Value Portfolio                            1,273,094           10.06       12,811,368
            Neuberger & Berman Mid-Cap Growth Portfolio - 31,757,740 shares ( cost $813,345,414)            686,919,917                  AST - Gabelli Small-Cap Value Portfolio                         23,298,524           13.35      311,030,594
            Neuberger & Berman Mid-Cap Value Portfolio - 55,763,860 shares ( cost $798,422,622)             939,621,047                  AST - Invesco Equity Income Portfolio                           50,171,495           22.01    1,104,293,722
            PIMCO Limited Bond Portfolio - 35,829,128 shares ( cost $382,409,136)                           396,986,740                  AST -  Jancap Growth Portfolio                                  99,250,773           41.14    4,082,697,429
            PIMCO Total Return Bond Portfolio - 102,482,705 shares ( cost $1,141,782,869)                 1,188,799,380                  AST - Janus Overseas Growth Portfolio                           57,327,711           17.96    1,029,387,786
            Sanford Bernstein Mgt Index 500 Portfolio - 52,405,958 shares ( cost $715,949,276)              661,887,253                  AST -  Janus Mid-Cap Growth Portfolio                            9,426,102            6.58       62,001,543
            Scudder Japan Portfolio - 84,308 shares ( cost $740,937)                                            696,383                  AST - Janus Small-Cap Growth Portfolio                          25,535,093           21.51      549,241,876
            T. Rowe Price Asset Allocation Portfolio - 21,024,024 shares ( cost $348,757,292)               380,955,322                  AST - Janus Strategic Value Portfolio                              586,058            9.82        5,757,311
            T. Rowe Price Global Bond Portfolio - 12,519,936 shares ( cost $123,891,948)                    117,687,398                  AST - Kemper Small Cap Value Portfolio                          63,621,279           11.98      762,358,068
            T. Rowe Price Natural Resources Portfolio - 7,846,994 shares ( cost $111,451,439)               129,475,401                  AST - Kinetics Internet Portfolio                                  116,363            8.01          931,899
      The Alger American Fund (AAF)                                                                                                      AST - Lord Abbett Bond Debenture Portfolio                         650,253           10.12        6,582,509
            Small Capitalization Portfolio - 0 shares ( cost $0)                                                      -                  AST - Lord Abbett Small Cap Value Portfolio                     15,193,053           13.95      211,914,783
            Growth Portfolio - 0 shares ( cost $0)                                                                    -                  AST - Marsico Capital Growth Portfolio                          94,627,691           17.81    1,684,859,573
            Midcap Growth Portfolio - 0 shares ( cost $0)                                                             -                  AST - MFS Global Equity Portfolio                                2,803,013           10.08       28,241,250
      Davis Funds:                                                                                                                       AST - MFS Growth Portfolio                                       7,515,486           10.38       78,043,228
            Davis Value Fund  - 175,419 shares ( cost $1,925,004)                                             1,940,139                  AST - MFS Growth with Income Portfolio                           6,937,627           10.36       71,893,686
      Evergreen Funds:                                                                                                                   AST - Money Market                                             172,493,206           12.94    2,232,816,052
            VA Blue Chip Fund - 352,988 shares ( cost $3,450,577)                                             3,159,246                  AST - Neuberger & Berman Mid-Cap Growth Portfolio               26,517,850           25.90      686,919,917
            VA Capital Growth Fund - 202,158 shares ( cost $3,068,964)                                        3,321,455                  AST - Neuberger & Berman Mid-Cap Value Portfolio                44,558,699           21.09      939,621,047
            VA Equity Index Fund - 278,608 shares ( cost $3,134,055)                                          2,869,663                  AST - PIMCO Limited Bond Portfolio                              31,046,956           12.79      396,986,740
            VA Foundation Fund - 499,518 shares ( cost $7,718,392)                                            7,292,962                  AST - PIMCO Total Return Bond Portfolio                         82,545,240           14.40    1,188,799,380
            VA Global Leaders Fund - 650,255 shares ( cost $9,685,789)                                        9,363,666                  AST - Sanford Bernstein Mgt Index 500 Portfolio                 48,835,089           13.55      661,887,253
            VA Omega Fund - 770,266 shares ( cost $16,503,494)                                               13,071,421                  AST - Scudder Japan Portfolio                                       84,394            8.25          696,383
            VA Perpetual International Fund - 31,752 shares ( cost $501,353)                                    499,460                  AST - T. Rowe Price Asset Allocation Portfolio                  19,704,198           19.33      380,955,322
            VA Small Cap Value Fund - 68,492 shares ( cost $761,429)                                            801,354                  AST - T. Rowe Price Global Bond Portfolio                       11,219,502           10.49      117,687,398
            VA Special Equity Fund - 1,796,517 shares ( cost $21,787,376)                                    19,061,042                  AST - T. Rowe Price Natural Resources Portfolio                  6,520,983           19.86      129,475,401
            VA Strategic Income Fund - 129,312 shares ( cost $1,243,188)                                      1,165,101                  AAF - Small Capitalization Portfolio                                     -               -                -
      INVESCO Variable Investment Funds ( INVESCO ):                                                                                     AAF - Growth Portfolio                                                   -               -                -
            VIF Dynamics Fund - 8,289,826 shares ( cost $179,756,576)                                       150,957,726                  AAF - Mid Cap Growth Portfolio                                           -               -                -
            VIF Financial Services Fund - 14,295,717 shares ( cost $181,050,694)                            197,852,718                  Davis Value Fund                                                   195,203            9.94        1,940,139
            VIF Health Sciences Fund - 13,540,803 shares ( cost $262,294,225)                               282,867,376                  Evergreen - VA Blue Chip Fund                                      351,338            8.99        3,159,246
            VIF Telecommunications Fund - 16,287,999 shares ( cost $262,818,508)                            197,247,663                  Evergreen - VA Capital Growth Fund                                 268,886           12.35        3,321,455
            VIF Technology Fund - 12,968,372 shares ( cost $520,689,315)                                    367,912,719                  Evergreen - VA Equity Index Fund                                   302,954            9.47        2,869,663
      Montgomery Variable Series ( Montgomery ):                                                                                         Evergreen - VA Foundation Fund                                     755,890            9.65        7,292,962
            Emerging Markets Portfolio - 11,779,888 shares ( cost $109,263,676)                              91,411,931                  Evergreen - VA Global Leaders Fund                                 887,758           10.55        9,363,666
      Neuberger & Berman Advisors Managers Trust (NBAMT):                                                                                Evergreen - VA Omega Fund                                        1,637,475            7.98       13,071,421
            Partners Portfolio - 0 shares ( cost $0)                                                                  -                  Evergreen - VA Perpetual International Fund                         57,408            8.70          499,460
      Nike:                                                                                                                              Evergreen - VA Small Cap Value Fund                                 65,490           12.24          801,354
            First Trust 10 Portfolio - 2,383,401 shares ( cost $24,925,293)                                  19,996,733                  Evergreen - VA Special Equity Fund                               1,731,145           11.01       19,061,042
      ProFunds:                                                                                                                          Evergreen - VA Strategic Income Fund                               118,558            9.83        1,165,101
            VP Ultra OTC - 7,053,693 shares ( cost $279,098,229)                                            108,909,026                  INVESCO - VIF Dynamics Fund                                     11,409,827           13.23      150,957,726
            VP Europe - 766,229 shares ( cost $25,005,771)                                                   24,496,343                  INVESCO - VIF Financial Services Fund                           14,091,636           14.04      197,852,718
            VP Ultra Small Cap - 1,083,805 shares ( cost $29,942,314)                                        29,923,850                  INVESCO - VIF Health Sciences Fund                              19,381,405           14.59      282,867,376
      Rydex Inc.:                                                                                                                        INVESCO - VIF Telecommunications Fund                           17,856,118           11.05      197,247,663
            Nova - 9,061,059 shares ( cost $138,251,709)                                                    125,858,116                  INVESCO - VIF Technology Fund                                   29,491,113           12.48      367,912,719
            Ursa - 3,959,094 shares ( cost $23,685,316)                                                      24,110,882                  Montgomery - Emerging Markets Portfolio                         12,899,472            7.09       91,411,931
            OTC - 14,660,596 shares ( cost $495,656,851)                                                    334,701,417                  NBAMT - Partners                                                         -               -                -
      Wells Fargo Variable Trust (WFVT):                                                                                                 Nike - First Trust 10 Portfolio                                  2,690,435            7.43       19,996,733
            Equity Value Fund - 4,379,638 shares ( cost $41,523,121)                                         42,482,491                  Profunds - VP Ultra OTC                                         17,597,528            6.19      108,909,026
            Equity Income Fund - 297,077 shares ( cost $4,906,339)                                            5,053,288                  Profunds - VP Europe                                             2,327,562           10.52       24,496,343
                                                                                                   ---------------------
                          Total Invested Assets                                                          26,574,022,197                  Profunds - VP Ultra Small Cap                                    3,258,574            9.18       29,923,850
                                                                                                                                         Rydex - Nova                                                    14,799,352            8.50      125,858,116
                                                                                                                                         Rydex - Ursa                                                     2,269,599           10.62       24,110,882
                                                                                                                                         Rydex - OTC                                                     32,179,793           10.40      334,701,417
Receivable from AST                                                                                          22,840,645                  WFVT - Equity Value Fund                                         4,442,888            9.56       42,482,491
Receivable from AAF                                                                                             476,668                  WFVT - Equity Income Fund                                          502,986           10.05        5,053,288
                                                                                                                                                                                                                                    -----------------
Receivable from Nike                                                                                             55,346                                Total Contractowner's Equity                                                   26,574,022,197
Receivable from WFVT                                                                                             65,399
Receivable from Rydex                                                                                         1,628,768
                                                                                                   --------------------
                          Total Receivables                                                                  25,066,826

                                                                                                   --------------------                                                                                                            -----------------
                          Total Assets                                                                 $ 26,599,089,023                                Total Liabilities & Contractowner's Equity                                   $ 26,599,089,023
                                                                                                   =====================                                                                                                            =================

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See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

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                                                                                  Class 1 Sub-account Investing In:                                                                                Class 1 Sub-account Investing In:
                                                        Class 1 Sub-account Investing In:                                                                                                         Class 1 Sub-account Investing In:
                                                          Class 1 Sub-account Investing In:
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                                                                                                                      AST - AIM                    AST - AIM                  AST - Alger                  AST - Alger                  AST - Alger
     AST - Alliance               AST - Alliance              AST - American Century            AST - American Century            AST - American Century             AST - American Century            AST - Cohens & Steers             AST - Federated
          AST - Federated               AST - Founders               AST - Gabelli                 AST - Gabelli                 AST - Invesco                AST - Jancap
                                                                                            Total                      Balanced              International Equity            All Cap Growth                   Growth                   Mid Cap Growth
    Growth & Income                   Growth                  International Growth I           International Growth II               Income & Growth                   Strategic Balanced                   Real Estate                 Aggressive
Growth             High Yield Bond                  Passport                  All-Cap Value                 Small Cap Value               Equity Income                   Growth
                                                                                  -------------------------------------------------------------------------------------------------------------------------------------------------------------
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INVESTMENT INCOME:
   Income
      Dividends                                                                                $ 117,364,437                 $ 10,559,162                 $ 1,445,456                          $ -                          $ -                          $ -
              $ 14,231,378                          $ -                                $ -                        $ 970,867                        $ 2,028,006                        $ 3,093,632                      $ 1,856,677                          $ -
                $ 55,217,782                          $ -                          $ -                    $ 1,497,043                $ 19,151,179                  $ 7,313,255
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                       (181,184,307)                  (8,147,404)                 (9,859,769)                  (2,587,208)                  (2,567,277)                  (1,635,667)
               (20,593,822)                  (6,195,333)                        (3,475,709)                      (5,973,163)                        (6,244,529)                        (3,001,302)                      (1,230,492)
(1,332)                  (7,521,789)                  (4,570,840)                     (19,246)                    (3,855,132)                (15,164,398)                 (78,539,897)
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NET INVESTMENT INCOME (LOSS)                                                                     (63,819,870)                   2,411,758                  (8,414,313)                  (2,587,208)                  (2,567,277)                  (1,635,667)
                (6,362,444)                  (6,195,333)                        (3,475,709)                      (5,002,296)                        (4,216,523)                            92,330                          626,185
(1,332)                  47,695,993                   (4,570,840)                     (19,246)                    (2,358,089)                  3,986,781                  (71,226,642)
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REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                         4,860,461,566                   66,575,786                 619,213,903                  105,214,087                   33,402,518                   84,110,327
               343,726,635                  118,831,888                        292,911,616                      276,326,506                         83,890,915                         27,385,768                       87,029,368                       76,907
                 315,499,624                  437,095,244                    2,971,486                    158,163,876                 267,806,531                1,540,228,581
   Cost of Securities Sold                                                                     4,233,729,700                   49,527,306                 569,950,324                  135,053,246                   34,733,510                   88,361,942
               324,627,656                   85,279,790                        269,983,932                      253,909,665                         71,802,027                         21,880,896                       80,784,164                       80,407
                 371,474,298                  501,630,506                    3,033,181                    164,778,661                 252,895,954                  953,942,235

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       Net Gain (Loss)                                                                           626,731,866                   17,048,480                  49,263,579                  (29,839,159)                  (1,330,992)                  (4,251,615)
                19,098,979                   33,552,098                         22,927,684                       22,416,841                         12,088,888                          5,504,872                        6,245,204
(3,500)                 (55,974,674)                 (64,535,262)                     (61,695)                    (6,614,785)                 14,910,577                  586,286,346
   Short-Term Capital Gain Distributions Received                                                198,119,056                   15,593,430                  42,274,776                            -                            -                            -
                28,626,858                   21,766,953                          4,168,123                        1,072,304                         14,387,977                          8,645,270                                -                            -
                           -                   34,077,777                            -                      5,797,795                  21,707,793                            -
   Long-Term Capital Gain Distributions Received                                                 829,048,609                   19,977,640                  50,998,367                            -                            -                            -
               136,102,637                    7,826,295                          1,712,809                       45,437,971                          7,385,611                          3,492,584                                -                            -
                           -                   19,819,525                            -                      7,244,970                  53,088,804                  475,961,396
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NET REALIZED GAIN (LOSS)                                                                       1,653,899,531                   52,619,550                 142,536,722                  (29,839,159)                  (1,330,992)                  (4,251,615)
               183,828,474                   63,145,346                         28,808,616                       68,927,116                         33,862,476                         17,642,726                        6,245,204
(3,500)                 (55,974,674)                 (10,637,960)                     (61,695)                     6,427,980                  89,707,174                1,062,247,742
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                         2,797,006,986                   90,021,509                 237,653,998                            -                            -                            -
               164,437,017                   90,979,758                         54,317,354                      101,100,943                         55,066,347                         27,961,775                       (1,104,266)                           -
                 (17,468,297)                  71,235,177                            -                    (11,124,827)                 84,407,782                1,849,522,716
   End of Period                                                                              (1,525,767,024)                  (3,323,475)               (110,282,633)                 (67,580,996)                 (66,319,007)                 (20,190,656)
                42,894,219                  (58,576,473)                       (18,096,465)                     (47,556,473)                       (31,613,068)                           516,686                       10,133,996
(93,295)                 (67,009,291)                 (55,632,602)                     170,400                     34,910,721                  24,250,053               (1,092,368,665)
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NET UNREALIZED GAIN (LOSS)                                                                    (4,322,774,010)                 (93,344,984)               (347,936,631)                 (67,580,996)                 (66,319,007)                 (20,190,656)
              (121,542,798)                (149,556,231)                       (72,413,819)                    (148,657,416)                       (86,679,415)                       (27,445,089)                      11,238,262
(93,295)                 (49,540,994)                (126,867,779)                     170,400                     46,035,548                 (60,157,729)              (2,941,891,381)
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NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ (2,732,694,349)               $ (38,313,676)             $ (213,814,222)              $ (100,007,363)               $ (70,217,276)               $ (26,077,938)
              $ 55,923,232                $ (92,606,218)                     $ (47,080,912)                   $ (84,732,596)                     $ (57,033,462)                      $ (9,710,033)                    $ 18,109,651                    $
(98,127)               $ (57,819,675)              $ (142,076,579)                    $ 89,459                   $ 50,105,439                $ 33,536,226             $ (1,950,870,281)
                                                                                  =============================================================================================================================================================
================================================================================================================================================================================================================================================
===============================================================================================================================================================================================================

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See Notes to Financial Statements.

* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

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                                                                                                             Class 1 Sub-account Investing In:                                                                                  Class 1 Sub-account Investing
In:                                                                                         Class 1 Sub-account Investing In:                                                                                                       Class 1 Sub-account
Investing In:                                                                                   Class 1 Sub-account Investing In:
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                                                                                                                     AST - Janus                  AST - Janus                 AST - Janus                  AST - Janus                  AST - Kemper
     AST - Kinetics             AST - Lord Abbett               AST - Lord Abbett                   AST - Marsico                       AST - MFS                          AST - MFS                         AST - MFS                         AST
  AST - Neuberger & Berman     AST - Neuberger & Berman           AST - PIMCO                   AST - PIMCO             AST - Sanford Bernstein          AST - Scudder                 AST - T. Rowe Price
                                                                                                                   Overseas Growth              Mid-Cap Growth              Small-Cap Growth             Strategic Value              Small-Cap Value
        Internet                  Bond Debenture                 Small Cap Value                    Capital Growth                    Global Equity                     Growth Portfolio                 Growth with Income                Money Market
       Mid-Cap Growth               Mid-Cap Value                 Limited Bond               Total Return Bond                 Index 500                     Japan                       Asset Allocation
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INVESTMENT INCOME:
   Income
      Dividends                                                                                                               $ 9,184,903                         $ -                          $ -                          $ -                          $ -
                       $ -                          $ -                                $ -                              $ -                            $ 5,497                            $ 3,088                         $ 10,604                $ 113,132,628
                         $ -                  $ 2,080,786                 $ 20,440,624                   $ 51,823,520                 $ 3,330,996                      $ 1,232                     $ 10,114,959
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                                      (20780,638)                   (432,066)                 (14,260,238)                      (7,665)                 (12,994,136)
                    (2,132)                      (4,642)                        (1,636,480)                     (24,931,385)                          (179,741)                          (558,629)                        (479,051)
(27,056,772)                  (9,739,008)                 (10,020,702)                  (5,272,032)                   (15,141,999)                 (9,505,808)                      (2,317)                      (5,780,398)
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------
NET INVESTMENT INCOME (LOSS)                                                                                                  (11,595,735)                   (432,066)                 (14,260,238)                      (7,665)                 (12,994,136)
                    (2,132)                      (4,642)                        (1,636,480)                     (24,931,385)                          (174,244)                          (555,541)                        (468,447)                  86,075,856
                  (9,739,008)                  (7,939,916)                  15,168,592                     36,681,521                  (6,174,812)                      (1,085)                       4,334,561
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                                      1,129,149,583                  22,958,901                  364,563,038                       74,369                  516,831,075
                   817,332                    1,491,563                         39,468,963                      467,185,960                         13,005,959                          1,948,251                        5,886,140               10,416,107,793
                 864,796,399                  259,315,076                  192,552,556                    324,120,456                 349,987,079                   12,363,273                       94,823,013
   Cost of Securities Sold                                                                                                    680,306,707                  23,878,722                  193,642,802                       75,197                  321,714,296
                   908,575                    1,477,391                         32,253,151                      300,660,276                         13,185,957                          1,747,867                        5,771,355               10,416,107,793
                 750,055,661                  238,952,539                  195,367,589                    338,576,262                 337,694,876                   12,356,503                       65,544,532

                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------
       Net Gain (Loss)                                                                                                        448,842,876                    (919,821)                 170,920,236                         (828)                 195,116,779
                   (91,243)                      14,172                          7,215,812                      166,525,684                           (179,998)                           200,384                          114,785                            -
                 114,740,738                   20,362,537                   (2,815,033)                   (14,455,806)                 12,292,203                        6,770                       29,278,481
   Short-Term Capital Gain Distributions Received                                                                                       -                           -                  108,835,676                            -                   48,014,769
                         -                            -                                  -                       38,447,314                              2,102                                  -                                -                        7,418
                           -                    2,504,895                            -                              -                  29,402,872                            -                           12,411
   Long-Term Capital Gain Distributions Received                                                                               12,868,245                           -                   19,660,270                            -                            -
                         -                            -                                  -                        4,805,973                                (19)                                 -                                -                          629
                  13,201,805                            -                            -                              -                  10,226,842                            -                        4,049,288
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET REALIZED GAIN (LOSS)                                                                                                      461,711,121                    (919,821)                 299,416,182                         (828)                 243,131,548
                   (91,243)                      14,172                          7,215,812                      209,778,971                           (177,915)                           200,384                          114,785                        8,047
                 127,942,543                   22,867,432                   (2,815,033)                   (14,455,806)                 51,921,917                        6,770                       33,340,180
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                        558,256,845                           -                  592,176,377                            -                  329,253,045
                         -                            -                          4,845,224                      501,644,806                            105,895                            325,814                          252,209                            -
                 124,170,953                  (15,947,584)                   2,050,978                    (34,751,893)                 65,257,049                            -                       78,285,428
   End of Period                                                                                                             (229,011,421)                (25,104,601)                (260,197,998)                     (34,155)                (138,682,868)
                   (87,495)                      54,231                         36,800,960                       22,231,335                         (1,212,175)                        (6,906,361)                        (630,016)
                (126,425,497)                 141,198,425                   14,577,604                     47,016,511                 (54,062,023)                     (44,554)                      32,198,030
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET UNREALIZED GAIN (LOSS)                                                                                                   (787,268,266)                (25,104,601)                (852,374,375)                     (34,155)                (467,935,913)
                   (87,495)                      54,231                         31,955,736                     (479,413,471)                        (1,318,070)                        (7,232,175)                        (882,225)                           -
                (250,596,450)                 157,146,009                   12,526,626                     81,768,404                (119,319,072)                     (44,554)                     (46,087,398)
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $              (337,152,880)             $  (26,456,488)              $ (567,218,431)                   $ (42,648)              $ (237,798,501)
                $ (180,870)                    $ 63,761                       $ 37,535,068                   $ (294,565,885)                      $ (1,670,229)                      $ (7,587,332)                    $ (1,235,887)                $ 86,083,903
              $ (132,392,915)               $ 172,073,525                 $ 24,880,185                  $ 103,994,119               $ (73,571,967)                   $ (38,869)                    $ (8,412,657)
===============================================================================================================================================================================================================================================
================================================================================================================================================================================================================================================
============================================================================================================================================================================================================    =============================

----------------------------------------------------------------------------------                           ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------                           ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Class 1 Sub-account Investing In:                                                                                  Class 1 Sub-account Investing
In:                                                                                         Class 1 Sub-account Investing In:                                                                                                       Class 1 Sub-account
Investing In:                                                                                   Class 1 Sub-account Investing In:
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                           Montgomery
                                                                                                                 AST - T. Rowe Price          AST - T. Rowe Price                Davis                      Evergreen                    Evergreen
       Evergreen                    Evergreen                       Evergreen                         Evergreen                         Evergreen                          Evergreen                         Evergreen                      Evergreen
          INVESCO                   INVESCO - VIF                INVESCO - VIF                 INVESCO - VIF                 INVESCO - VIF                  Emerging                           Nike
                                                                                                                     Global Bond               Natural Resources                 Value                     VA Blue Chip              VA Capital Growth
    VA Equity Index               VA Foundation                 VA Global Leaders                      VA Omega                 VA Perpetual International             VA Small Cap Value                VA Special Equity             VA Strategic Income
        VIF Dynamics              Financial Services            Health Sciences              Telecommunications               Technology                    Markets                       First Trust 10
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                               $ 2,122,503                   $ 914,180                          $ -                      $ 7,326                         $ 21
                  $ 27,778                    $ 114,162                           $ 44,237                          $ 7,089                                $ -                            $ 6,479                              $ -                     $ 98,792
                         $ -                          $ -                          $ -                            $ -                         $ -                          $ -                              $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                                      (1,792,339)                 (1,570,035)                      (7,091)                     (14,685)                     (12,703)
                   (15,310)                     (36,758)                           (80,000)                         (68,960)                            (3,121)                            (3,199)                        (167,241)
(6,625)                  (1,595,528)                  (1,211,729)                  (1,894,806)                    (3,166,966)                 (5,283,922)                  (1,747,842)                        (116,259)
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------
NET INVESTMENT INCOME (LOSS)                                                                                                      330,164                    (655,855)                      (7,091)                      (7,359)                     (12,682)
                    12,468                       77,404                            (35,763)                         (61,871)                            (3,121)                             3,280                         (167,241)                      92,167
                  (1,595,528)                  (1,211,729)                  (1,894,806)                    (3,166,966)                 (5,283,922)                  (1,747,842)                        (116,259)
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                                         38,985,338                 102,575,783                       20,153                       24,451                       10,836
                    34,749                      157,893                          7,687,135                            5,091                          1,028,573                             26,247                        2,620,060                       48,824
                 149,011,538                   90,691,898                   85,929,824                    378,330,230                 542,973,728                  169,274,865                        8,378,218
   Cost of Securities Sold                                                                                                     43,081,981                  91,012,465                       20,222                       24,940                       10,616
                    37,798                      162,879                          7,708,439                            6,845                          1,072,606                             24,730                        2,334,861                       48,911
                 146,920,527                   84,529,770                   85,135,450                    406,637,855                 582,214,157                  161,881,004                        9,517,408

                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------
       Net Gain (Loss)                                                                                                         (4,096,643)                 11,563,318                          (69)                        (489)                         220
                    (3,049)                      (4,986)                           (21,304)                          (1,754)                           (44,033)                             1,517                          285,199
(87)                   2,091,011                    6,162,128                      794,374                    (28,307,625)                (39,240,429)                   7,393,861                       (1,139,190)
   Short-Term Capital Gain Distributions Received                                                                                       -                           -                       15,648                            -                            -
                       253                            -                                  -                            2,510                                  -                              9,679                          171,516                            -
                      62,765                      145,778                      241,040                        576,651                     835,153                            -                                -
   Long-Term Capital Gain Distributions Received                                                                                        -                           -                          782                            -                        1,342
                       270                          528                                  -                            2,999                                  -                             14,910                                -                            -
                      96,357                            -                       27,254                              -                      36,079                            -                                -
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET REALIZED GAIN (LOSS)                                                                                                       (4,096,643)                 11,563,318                       16,361                         (489)                       1,562
                    (2,526)                      (4,458)                           (21,304)                           3,755                            (44,033)                            26,106                          456,715
(87)                   2,250,133                    6,307,906                    1,062,668                    (27,730,974)                (38,369,197)                   7,393,861                       (1,139,190)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                         (7,013,215)                  6,283,253                            -                            -                            -
                         -                            -                             17,274                                -                                  -                                  -                          200,289                            -
                   3,218,773                       69,846                      419,823                      9,624,329                  12,339,485                   27,264,672                                -
   End of Period                                                                                                               (6,204,550)                 18,023,963                       15,135                     (291,331)                     252,491
                  (264,391)                    (425,429)                          (322,123)                      (3,432,073)                            (1,892)                            39,925                       (2,726,334)
(78,087)                 (28,798,850)                  16,802,025                   20,573,152                    (65,570,845)               (152,776,597)                 (17,851,745)                      (4,928,560)
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET UNREALIZED GAIN (LOSS)                                                                                                        808,665                  11,740,710                       15,135                     (291,331)                     252,491
                  (264,391)                    (425,429)                          (339,397)                      (3,432,073)                            (1,892)                            39,925                       (2,926,623)
(78,087)                 (32,017,623)                  16,732,179                   20,153,329                    (75,195,174)               (165,116,082)                 (45,116,417)                      (4,928,560)
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                                (2,957,814)               $ 22,648,173                     $ 24,405                   $ (299,179)                   $ 241,371
                $ (254,449)                  $ (352,483)                        $ (396,464)                    $ (3,490,189)                         $ (49,046)                          $ 69,311                     $ (2,637,149)                    $ 13,993
               $ (31,363,018)                $ 21,828,356                 $ 19,321,191                 $ (106,093,114)             $ (208,769,201)               $ (39,470,398)                    $ (6,184,009)
===============================================================================================================================================================================================================================================
================================================================================================================================================================================================================================================
===============================================================================================================================================================================================================    =============================

----------------------------------------------------------------------------------                           ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------                           ----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Class 1 Sub-account Investing In:                                                                                  Class 1 Sub-account Investing
In:                                                                                         Class 1 Sub-account Investing In:
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     ProFunds VP                  ProFunds VP                 ProFunds VP                     Rydex                        Rydex
         Rydex                         WFVT                            WFVT                              AAF                               AAF
                                                                                                                      Ultra OTC                     Europe                  Ultra Small Cap                    Nova                         Ursa
          OTC                      Equity Value                   Equity Income                         Growth                           Mid Cap
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                                       $ -                         $ -                     $ 17,083                  $ 1,405,459                    $ 540,747
                       $ -                    $ 201,101                           $ 35,781                              $ -                                $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                                      (2,304,406)                   (584,610)                    (478,265)                  (2,173,428)                    (282,431)
                (7,131,232)                    (416,181)                           (35,246)                     (20,524,239)                       (11,337,429)
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                                   (2,324,406)                   (584,610)                    (461,182)                    (767,969)                     258,316
                (7,131,232)                    (215,080)                               535                      (20,524,239)                       (11,337,429)
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                                        268,307,700                 439,631,403                  505,437,761                  615,533,775                  288,580,337
             1,348,678,957                   11,771,053                            672,048                    1,859,045,856                      1,945,486,466
   Cost of Securities Sold                                                                                                    345,292,231                 462,400,156                  527,324,581                  656,066,029                  285,457,105
             1,447,179,733                   11,662,186                            694,081                    1,986,500,941                      1,851,969,288

                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                                                                        (76,984,531)                (22,768,753)                 (21,886,820)                 (40,532,254)                   3,123,232
               (98,500,776)                     108,867                            (22,033)                    (127,455,085)                        93,517,178
   Short-Term Capital Gain Distributions Received                                                                              10,478,413                     103,873                      373,920                    4,195,856                            -
                22,196,279                            -                             17,497                       97,498,532                         82,891,348
   Long-Term Capital Gain Distributions Received                                                                               10,547,630                       4,511                      100,453                    6,620,180                            -
                 2,537,941                            -                             41,852                      119,119,331                         20,954,477
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                                                                      (55,958,488)                (22,660,369)                 (21,412,447)                 (29,716,218)                   3,123,232
               (73,766,556)                     108,867                             37,316                       89,162,778                        197,363,003
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                         15,930,549                     220,897                      455,895                    5,121,889                     (439,010)
                55,906,048                     (560,713)                             3,150                      257,603,833                        112,117,870
   End of Period                                                                                                             (170,189,204)                   (509,428)                     (18,463)                 (12,393,594)                     425,567
              (160,955,435)                     959,371                            146,949                                -                                  -
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                                   (186,119,753)                   (730,325)                    (474,358)                 (17,515,483)                     864,577
              (216,861,483)                   1,520,084                            143,799                     (257,603,833)                      (112,117,870)
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                                                        $  (23,975,304)               $ (22,347,987)               $ (47,999,670)                 $ 4,246,125
            $ (297,759,271)                 $ 1,413,871                          $ 181,650                   $ (188,965,294)                      $ 73,907,704
===============================================================================================================================================================================================================================================
===============================================================================================================================================================================

----------------------------------------------------------------------------------                           ----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                                                                                                       AST - AIM                                                 AST - AIM
            AST - Alger                                               AST - Alger                                                 AST - Alger                                                                AST - Alliance
         AST - Alliance                                        AST - American Century                                    AST - American Century
                                                                                                            Total                                                 Balanced Portfolio                                       International Equity
           All Cap Growth                                                Growth                                                  Mid-Cap Growth                                                              Growth & Income
                 Growth                                            International Growth I                                   International Growth II
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended
             Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                   Jan. 2,* thru                   Year Ended                     Year Ended
Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
           Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec.
31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                $ (71,016,722)                  $ (37,572,377)                 $ 2,411,758                  $ 3,720,742                 $ (8,414,313)                $
(7,564,947)                $ (2,587,208)                         $ -                 $ (2,567,277)                          $ -                   $ (1,635,667)                          $ -                    $ (6,362,444)                 $ (5,466,386)
           $ (6,195,333)                $ (3,987,309)                $ (3,475,709)                $ (1,384,306)                $ (5,002,296)               $ (3,132,947)
     Net Realized Gain (Loss)                                                                    3,137,063,351                   2,594,363,071                   52,619,550                   42,409,808                  142,536,722
109,500,383                  (29,839,159)                           -                   (1,330,992)                            -                     (4,251,615)                            -                     183,828,474                   182,734,127
              63,145,346                   35,673,158                   28,808,616                    5,239,075                   68,927,116                  50,858,290
     Net Unrealized Gain (Loss) On Investments                                                  (8,146,306,514)                  3,506,090,943                  (93,344,984)                  30,997,262                 (347,936,631)
185,965,568                  (67,580,996)                           -                  (66,319,007)                            -                    (20,190,656)                            -                    (121,542,798)                   (6,412,196)
            (149,556,231)                  51,556,829                  (72,413,819)                  53,932,229                 (148,657,416)                 72,468,212
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                         (5,080,259,885)                  6,062,881,637                  (38,313,676)                  77,127,812                 (213,814,222)
287,901,004                 (100,007,363)                           -                  (70,217,276)                            -                    (26,077,938)                            -                      55,923,232                   170,855,545
             (92,606,218)                  83,242,678                  (47,080,912)                  57,786,998                  (84,732,596)                120,193,555
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                          7,657,892,463                   6,349,042,029                  155,449,449                   64,854,057                  165,491,349
55,175,029                  140,745,244                            -                    6,729,763                             -                      4,373,488                             -                     161,825,964                   255,394,560
            105,010,204                   41,281,198                  120,636,499                   28,463,642                   24,961,846                  33,425,909
     Net Transfers Between Sub-accounts                                                             18,352,124                      15,484,304                   71,392,669                  (13,140,413)                 (11,374,177)
(34,579,212)                 161,697,109                            -                1,399,927,736                             -                    894,250,483                             -                         332,482                   (25,357,099)
             119,674,414                  (51,303,563)                  99,179,233                   (4,789,257)                 (28,332,452)                (82,874,435)
     Surrenders                                                                                 (2,709,688,618)                 (1,755,533,481)                 (72,863,196)                 (41,811,935)                 (74,573,053)
(47,332,474)                 (12,036,293)                           -                  (18,847,469)                            -                     (9,815,111)                            -                    (137,097,989)                 (101,401,105)
             (32,355,026)                 (18,794,885)                 (16,509,380)                  (8,373,745)                 (35,808,042)                (31,080,164)
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                          4,966,555,969                   4,608,992,852                  153,978,922                    9,901,709                   79,544,119
(26,736,657)                 290,406,060                            -                1,387,810,030                             -                    888,808,860                             -                      25,060,457                   128,636,356
             192,329,592                  (28,817,250)                 203,306,352                   15,300,640                  (39,178,648)                (80,528,690)
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                           (113,703,916)                 10,671,874,489                  115,665,246                   87,029,521                 (134,270,103)
261,164,347                  190,398,697                            -                1,317,592,754                             -                    862,730,922                             -                      80,983,689                   299,491,901
              99,723,374                   54,425,428                  156,225,440                   73,087,638                 (123,911,244)                 39,664,865
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                        26,687,726,113                  16,015,851,624                  489,456,933                  402,427,412                  743,604,435
482,440,088                                                         -                                                          -                                                            -                   1,456,347,883                 1,156,855,982
             348,629,057                  294,203,629                  148,477,885                   75,390,247                  490,840,158                 451,175,293
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                            $ 26,574,022,197                $ 26,687,726,113                $ 605,122,179                $ 489,456,933                $ 609,334,332                $
743,604,435                $ 190,398,697                          $ -              $ 1,317,592,754                           $ -                  $ 862,730,922                           $ -                 $ 1,537,331,572               $ 1,456,347,883
           $ 448,352,431                $ 348,629,057                $ 304,703,325                $ 148,477,885                $ 366,928,914               $ 490,840,158
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
=================================================================================================================================================================================================
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================

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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                                   AST - American Century                                      AST - American Century                                     AST - Cohens & Steers
                            AST - Federated                            AST - Federated                                              AST - Founders                                                               AST - Gabelli
             AST - Gabelli                                             AST - INVESCO                                             AST - JanCap
                                                                                                       Income & Growth                                            Strategic Balanced                                            Real Estate
                            Aggressive Growth                           High Yield Bond                                                 Passport                                                                  All Cap Value
             Small Cap Value                                            Equity Income                                                Growth
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended
             Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended
Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
           Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec.
31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                 $ (4,216,523)                   $ (1,870,742)                    $ 92,330                 $ (1,375,378)                   $ 626,185                    $
232,870                     $ (1,332)                         $ -                 $ 47,695,993                  $ 35,815,076                   $ (4,570,840)                 $ (1,480,975)                      $ (19,246)                          $ -
        $ (2,358,089)                $ (1,530,582)                 $ 3,986,781                  $ 1,566,627                $ (71,226,642)              $ (60,311,575)
     Net Realized Gain (Loss)                                                                       33,862,476                      13,331,439                   17,642,726                    2,868,743                    6,245,204
(3,031,748)                      (3,500)                           -                  (55,974,674)                  (13,574,620)                   (10,637,960)                   22,483,774                         (61,695)                            -
              6,427,980                  (16,397,924)                  89,707,174                   73,836,927                1,062,247,742               1,034,785,585
     Net Unrealized Gain (Loss) On Investments                                                     (86,679,415)                     37,248,776                  (27,445,089)                  16,065,624                   11,238,262
1,897,123                      (93,295)                           -                  (49,540,994)                  (19,561,275)                  (126,867,779)                   69,144,522                         170,400                             -
            46,035,548                   14,734,309                  (60,157,729)                   8,043,868               (2,941,891,381)                873,924,691
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                            (57,033,462)                     48,709,473                   (9,710,033)                  17,558,989                   18,109,651
(901,755)                     (98,127)                           -                  (57,819,675)                    2,679,181                   (142,076,579)                   90,147,321                          89,459                             -
           50,105,439                   (3,194,197)                  33,536,226                   83,447,422               (1,950,870,281)              1,848,398,701
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     Transfers of Annuity Fund Deposits                                                            150,905,022                      91,265,885                   39,478,424                   87,292,136                   17,208,495
19,294,009                      329,092                            -                   75,723,630                   156,671,542                    149,947,892                    12,039,709                       2,547,865                             -
             32,789,977                   46,713,574                  148,061,102                  197,744,545                  977,864,053               1,067,968,042
     Net Transfers Between Sub-accounts                                                             52,232,815                      36,249,731                  (12,175,711)                  23,644,848                   42,112,008
4,829,373                    1,555,293                            -                  (91,887,293)                  (70,561,975)                    70,736,589                    (2,429,028)                     10,269,636                             -
            10,829,929                  (68,408,489)                  18,295,872                  (10,371,533)                (195,978,719)                (63,694,319)
     Surrenders                                                                                    (30,668,893)                    (15,256,845)                 (19,008,080)                 (10,557,524)                  (5,854,644)
(2,478,936)                      (2,187)                           -                  (51,387,823)                  (65,132,053)                   (23,527,301)                   (8,395,572)                        (95,592)                            -
            (19,805,822)                 (14,739,893)                 (90,064,766)                 (69,353,138)                (480,860,576)               (308,428,489)
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     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                            172,468,944                     112,258,771                    8,294,633                  100,379,460                   53,465,859
21,644,446                    1,882,198                            -                  (67,551,487)                   20,977,514                    197,157,180                     1,215,109                      12,721,909                             -
             23,814,084                  (36,434,808)                  76,292,208                  118,019,874                  301,024,758                 695,845,234
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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TOTAL INCREASE (DECREASE) IN NET ASSETS                                                            115,435,482                     160,968,244                   (1,415,400)                 117,938,449                   71,575,510
20,742,691                    1,784,071                            -                 (125,371,161)                   23,656,695                     55,080,601                    91,362,430                      12,811,368                             -
             73,919,523                  (39,629,005)                 109,828,434                  201,467,296               (1,649,845,523)              2,544,243,935
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NET ASSETS:
     Beginning of Period                                                                           345,801,475                     184,833,231                  207,724,173                   89,785,724                   51,981,399
31,238,708                            -                            -                  597,930,754                   574,274,059                    206,780,861                   115,418,431                               -                             -
            237,111,071                  276,740,076                  994,465,288                  792,997,992                5,732,542,952               3,188,299,017
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     End of Period                                                                               $ 461,236,957                   $ 345,801,475                $ 206,308,773                $ 207,724,173                $ 123,556,909                 $
51,981,399                  $ 1,784,071                          $ -                $ 472,559,593                 $ 597,930,754                  $ 261,861,462                 $ 206,780,861                    $ 12,811,368                           $ -
          $ 311,030,594                $ 237,111,071              $ 1,104,293,722                $ 994,465,288              $ 4,082,697,429             $ 5,732,542,952
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
=================================================================================================================================================================================================
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                                         AST - Janus                                   AST - Janus                                               AST - Janus
            AST - Janus                                               AST - Kemper                                               AST - Kinetics                                              AST - Lord Abbett                                           AST -
Lord Abbett                                           AST - Marsico                                               AST - MFS
                                                                                                       Overseas Growth                                Mid Cap Growth                                           Small Cap Growth
          Strategic Value                                           Small Cap Value                                                 Internet                                                  Bond Debenture                                              Small
Cap Value                                            Capital Growth                                            Global Equity
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended
             Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended
Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
           Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec.
31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                $ (11,595,735)                  $ (11,482,288)                  $ (432,066)                         $ -                $ (14,260,238)                $
(7,487,156)                    $ (7,665)                         $ -                $ (12,994,136)                 $ (5,984,455)                      $ (2,132)                          $ -                        $ (4,642)                          $ -
           $ (1,636,480)                  $ (763,677)               $ (24,931,385)               $ (14,194,102)                  $ (174,244)                   $ (2,458)
     Net Realized Gain (Loss)                                                                      461,711,121                      86,208,113                     (919,821)                           -                  299,416,182
71,628,371                         (828)                           -                  243,131,548                    46,393,894                        (91,243)                            -                          14,172                             -
              7,215,812                     (578,929)                 209,778,971                   74,897,698                     (177,915)                      2,732
     Net Unrealized Gain (Loss) On Investments                                                    (787,268,266)                    540,902,236                  (25,104,601)                           -                 (852,374,375)
576,061,780                      (34,155)                           -                 (467,935,913)                  329,253,045                        (87,495)                            -                          54,231                             -
              31,955,736                    5,818,500                 (479,413,471)                 434,097,479                   (1,318,070)                    105,895
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                           (337,152,880)                    615,628,061                  (26,456,488)                           -                 (567,218,431)
640,202,995                      (42,648)                           -                 (237,798,501)                  369,662,484                       (180,870)                            -                          63,761                             -
              37,535,068                    4,475,894                 (294,565,885)                 494,801,075                   (1,670,229)                    106,169
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     Transfers of Annuity Fund Deposits                                                            197,489,457                     224,252,910                   41,691,279                            -                   74,706,240
201,984,481                    1,198,718                            -                  195,980,211                    24,773,868                        219,281                             -                         381,262                             -
              34,444,437                   27,031,518                  437,999,730                  463,545,461                   15,258,139                     191,307
     Net Transfers Between Sub-accounts                                                           (208,315,999)                    102,132,687                   48,369,579                            -                 (240,856,158)
282,244,629                    4,611,520                            -                   77,321,399                   466,186,888                        895,947                             -                       6,285,816                             -
              77,428,084                    2,025,241                    1,192,958                  191,591,888                   14,176,486                     993,155
     Surrenders                                                                                    (99,261,698)                    (51,686,777)                  (1,602,827)                           -                  (69,689,069)
(36,756,036)                     (10,279)                           -                  (93,364,141)                  (40,404,140)                        (2,459)                            -                        (148,330)                            -
              (7,219,612)                  (4,015,662)                (116,886,757)                 (63,339,875)                    (808,466)                     (5,311)
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     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                           (110,088,240)                    274,698,820                   88,458,031                            -                 (235,838,987)
447,473,074                    5,799,959                            -                  179,937,469                   450,556,616                      1,112,769                             -                       6,518,748                             -
             104,652,909                   25,041,097                  322,305,931                  591,797,474                   28,626,159                   1,179,151
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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TOTAL INCREASE (DECREASE) IN NET ASSETS                                                           (447,241,120)                    890,326,881                   62,001,543                            -                 (803,057,418)
1,087,676,069                    5,757,311                            -                  (57,861,032)                  820,219,100                        931,899                             -                       6,582,509                             -
               142,187,977                   29,516,991                   27,740,046                1,086,598,549                   26,955,930                   1,285,320
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NET ASSETS:
     Beginning of Period                                                                         1,476,628,906                     586,302,025                                                                          1,352,299,294
264,623,225                                                         -                  820,219,100                             -                                                            -                                                             -
              69,726,806                   40,209,815                1,657,119,527                  570,520,978                    1,285,320                           -
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     End of Period                                                                             $ 1,029,387,786                 $ 1,476,628,906                 $ 62,001,543                          $ -                $ 549,241,876              $
1,352,299,294                  $ 5,757,311                          $ -                $ 762,358,068                 $ 820,219,100                      $ 931,899                           $ -                     $ 6,582,509                           $ -
             $ 211,914,783                 $ 69,726,806              $ 1,684,859,573              $ 1,657,119,527                 $ 28,241,250                 $ 1,285,320
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
=================================================================================================================================================================================================
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                          AST - MFS                                                     AST - MFS                                                    AST
                    AST - Neuberger & Berman                                   AST - Neuberger & Berman                           AST - PIMCO                                                   AST - PIMCO
             AST - Sanford Bernstein                         AST - Scudder                                          AST - T. Rowe Price
                                                                                           Growth                                                    Growth with Income                                         Money Market
                       Mid-Cap Growth                                            Mid-Cap Value                                     Limited Bond                                               Total Return Bond
        Mgt Index 500                                     Japan                                                Asset Allocation
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended
             Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended
Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
           Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec.
31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                   $ (555,541)                       $ (5,717)                  $ (468,447)                   $ (10,271)                $ 86,075,856                 $
46,585,670                 $ (9,739,008)                $ (3,839,123)                $ (7,939,916)                 $ (4,007,600)                  $ 15,168,592                  $ 12,671,629                    $ 36,681,521                  $ 25,089,716
           $ (6,174,812)                $ (5,272,629)                    $ (1,085)                         $ -                  $ 4,334,561                 $ 1,503,986
     Net Realized Gain (Loss)                                                                          200,384                          24,866                      114,785                        2,272                        8,047
102,571                  127,942,543                   23,072,954                   22,867,432                    10,017,751                     (2,815,033)                    2,864,491                     (14,455,806)                   33,733,795
          51,921,917                   46,972,582                        6,770                            -                   33,340,180                  21,555,570
     Net Unrealized Gain (Loss) On Investments                                                      (7,232,175)                        325,814                     (882,225)                     252,209                            -
  -                 (250,596,450)                 103,877,551                  157,146,009                   (17,133,949)                    12,526,626                    (8,532,984)                     81,768,404                   (82,414,622)
    (119,319,072)                  38,367,719                      (44,554)                           -                  (46,087,398)                 10,237,305
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                             (7,587,332)                        344,963                   (1,235,887)                     244,210                   86,083,903
46,688,241                 (132,392,915)                 123,111,382                  172,073,525                   (11,123,798)                    24,880,185                     7,003,136                     103,994,119                   (23,591,111)
            (73,571,967)                  80,067,672                      (38,869)                           -                   (8,412,657)                 33,296,861
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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     Transfers of Annuity Fund Deposits                                                             46,406,264                       2,446,515                   40,430,301                    2,917,984                2,187,885,020
1,806,007,531                  209,722,652                   46,001,103                   76,507,818                    69,866,864                     58,016,105                    80,167,192                     152,548,125                   268,341,763
               128,906,590                  201,370,761                       58,175                            -                   47,515,910                 101,878,102
     Net Transfers Between Sub-accounts                                                             36,501,515                       1,847,389                   26,408,968                    4,659,382               (1,907,385,235)
(107,458,454)                 275,227,841                  (21,926,231)                 121,890,621                   357,483,913                    (26,152,462)                    1,458,005                      70,099,983                   (61,802,224)
               54,492,760                   64,320,676                      675,465                            -                  (51,381,193)                 (3,944,915)
     Surrenders                                                                                     (1,891,041)                        (25,045)                  (1,486,200)                     (45,073)                (455,810,549)
(333,344,784)                 (50,346,767)                 (18,862,465)                 (66,037,832)                  (45,253,125)                   (49,212,541)                  (37,887,402)                   (100,516,156)                  (82,490,942)
              (48,367,355)                 (28,116,927)                       1,612                            -                  (40,281,811)                (32,369,634)
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                             81,016,738                       4,268,859                   65,353,070                    7,532,293                 (175,310,764)
1,365,204,293                  434,603,726                    5,212,407                  132,360,607                   382,097,652                    (17,348,898)                   43,737,795                     122,131,952                   124,048,597
               135,031,995                  237,574,510                      735,252                            -                  (44,147,094)                 65,563,553
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TOTAL INCREASE (DECREASE) IN NET ASSETS                                                             73,429,406                       4,613,822                   64,117,183                    7,776,503                  (89,226,861)
1,411,892,534                  302,210,811                  128,323,789                  304,434,132                   370,973,854                      7,531,287                    50,740,931                     226,126,071                   100,457,486
                61,460,028                  317,642,182                      696,383                            -                  (52,559,751)                 98,860,414
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NET ASSETS:
     Beginning of Period                                                                             4,613,822                               -                    7,776,503                            -                2,322,042,913
910,150,379                  384,709,106                  256,385,317                  635,186,915                   264,213,061                    389,455,453                   338,714,522                     962,673,309                   862,215,823
             600,427,225                  282,785,043                            -                            -                  433,515,073                 334,654,659
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     End of Period                                                                                $ 78,043,228                     $ 4,613,822                 $ 71,893,686                  $ 7,776,503              $ 2,232,816,052              $
2,322,042,913                $ 686,919,917                $ 384,709,106                $ 939,621,047                 $ 635,186,915                  $ 396,986,740                 $ 389,455,453                 $ 1,188,799,380                 $ 962,673,309
             $ 661,887,253                $ 600,427,225                    $ 696,383                          $ -                $ 380,955,322               $ 433,515,073
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
=================================================================================================================================================================================================
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                     AST - T. Rowe Price                                           AST - T. Rowe Price                                              Davis
             Evergreen                                                 Evergreen                                                   Evergreen                                                     Evergreen
Evergreen                                                 Evergreen                                                 Evergreen
                                                                                         Global Bond                                                Natural Resources                                            Value Fund
           VA Blue Chip                                             VA Capital Growth                                           VA Equity Index                                                VA Foundation                                               VA
Global Leaders                                            VA Omega                                          VA Perpetual International
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended
             Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended
Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
           Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec.
31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                    $ 330,164                     $ 6,861,835                   $ (655,855)                  $ (315,706)                    $ (7,091)
$ -                     $ (7,359)                         $ -                    $ (12,682)                          $ -                       $ 12,468                           $ -                        $ 77,404                           $ -
       $ (35,763)                       $ 500                    $ (61,871)                         $ -                     $ (3,121)                        $ -
     Net Realized Gain (Loss)                                                                       (4,096,643)                       (508,769)                  11,563,318                   (4,438,116)                      16,361
  -                         (489)                           -                        1,562                             -                         (2,526)                            -                          (4,458)                            -
         (21,304)                       2,727                        3,755                            -                      (44,033)                          -
     Net Unrealized Gain (Loss) On Investments                                                         808,665                     (20,530,106)                  11,740,710                   22,185,749                       15,135
  -                     (291,331)                           -                      252,491                             -                       (264,391)                            -                        (425,429)                            -
        (339,397)                      17,274                   (3,432,073)                           -                       (1,892)                          -
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                             (2,957,814)                    (14,177,040)                  22,648,173                   17,431,927                       24,405
  -                     (299,179)                           -                      241,371                             -                       (254,449)                            -                        (352,483)                            -
        (396,464)                      20,501                   (3,490,189)                           -                      (49,046)                          -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                             10,839,934                      19,267,464                   15,580,962                   15,935,025                    1,669,776
  -                    3,208,346                            -                    2,985,934                             -                      2,713,195                             -                       6,858,388                             -
       5,208,274                       84,942                   15,493,123                            -                      548,854                           -
     Net Transfers Between Sub-accounts                                                            (12,459,969)                     (2,991,859)                   1,402,151                      319,128                      259,390
  -                      288,145                            -                      134,236                             -                        424,728                             -                         999,767                             -
       4,790,897                      165,895                    1,244,502                            -                        1,010                           -
     Surrenders                                                                                    (11,680,745)                    (10,136,578)                  (8,651,777)                  (6,828,233)                     (13,432)
  -                      (38,066)                           -                      (40,086)                            -                        (13,811)                            -                        (212,710)                            -
        (509,709)                        (670)                    (176,015)                           -                       (1,358)                          -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                            (13,300,780)                      6,139,027                    8,331,336                    9,425,920                    1,915,734
  -                    3,458,425                            -                    3,080,084                             -                      3,124,112                             -                       7,645,445                             -
       9,489,462                      250,167                   16,561,610                            -                      548,506                           -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                            (16,258,594)                     (8,038,013)                  30,979,509                   26,857,847                    1,940,139
  -                    3,159,246                            -                    3,321,455                             -                      2,869,663                             -                       7,292,962                             -
       9,092,998                      270,668                   13,071,421                            -                      499,460                           -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                           133,945,992                     141,984,005                   98,495,892                   71,638,045                            -
  -                            -                            -                            -                             -                              -                             -                               -                             -
         270,668                            -                                                         -                                                        -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                               $ 117,687,398                   $ 133,945,992                $ 129,475,401                 $ 98,495,892                  $ 1,940,139
$ -                  $ 3,159,246                          $ -                  $ 3,321,455                           $ -                    $ 2,869,663                           $ -                     $ 7,292,962                           $ -
     $ 9,363,666                    $ 270,668                 $ 13,071,421                          $ -                    $ 499,460                         $ -
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
=================================================================================================================================================================================================
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Evergreen                                                     Evergreen                                                 Evergreen
              Invesco                                                   Invesco                                                     Invesco                                                       Invesco
Invesco                                                  Montgomery                                                   Nike
                                                                                     VA Small Cap Value                                             VA Special Equity                                          VA Strategic Income
            VIF Dynamics                                           VIF Financial Services                                       VIF Health Sciences                                         VIF Telecommunications                                         VIF
Technology                                             Emerging Markets                                          First Trust 10
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended
             Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended
Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
           Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec.
31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                      $ 3,280                             $ -                   $ (167,241)                       $ 521                     $ 92,167
$ -                 $ (1,595,528)                   $ (51,615)                $ (1,211,729)                    $ (17,331)                  $ (1,894,806)                    $ (12,609)                   $ (3,166,966)                    $ (95,343)
    $ (5,283,922)                  $ (107,676)                $ (1,747,842)                $ (1,245,826)                  $ (116,259)                        $ -
     Net Realized Gain (Loss)                                                                           26,106                               -                      456,715                        9,633                          (87)
  -                    2,250,133                    1,257,714                    6,307,906                        81,012                      1,062,668                       200,172                     (27,730,974)                    2,841,659
     (38,369,197)                   3,332,312                    7,393,861                   (5,736,406)                  (1,139,190)                          -
     Net Unrealized Gain (Loss) On Investments                                                          39,925                               -                   (2,926,623)                     200,289                      (78,087)
  -                  (32,017,623)                   3,218,773                   16,732,179                        69,846                     20,153,329                       419,823                     (75,195,174)                    9,624,329
    (165,116,082)                  12,339,485                  (45,116,417)                  51,149,486                   (4,928,560)                          -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                                 69,311                               -                   (2,637,149)                     210,443                       13,993
  -                  (31,363,018)                   4,424,872                   21,828,356                       133,527                     19,321,191                       607,386                    (106,093,114)                   12,370,645
    (208,769,201)                  15,564,121                  (39,470,398)                  44,167,254                   (6,184,009)                          -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                                741,406                               -                   14,067,871                      295,177                    1,166,954
  -                   61,142,990                    2,540,483                   37,211,313                     2,331,140                     72,483,931                     2,251,483                     134,497,553                     9,095,771
     225,408,992                   14,334,899                   24,148,970                   18,463,324                    6,576,664                           -
     Net Transfers Between Sub-accounts                                                                 (4,195)                              -                    6,544,216                    1,367,392                       (8,959)
  -                  102,458,798                   21,301,818                  134,969,382                     6,299,301                    190,641,093                     6,167,329                     120,319,228                    42,554,918
     306,364,788                   46,864,762                   (6,108,393)                  (1,990,882)                  20,095,356                           -
     Surrenders                                                                                         (5,168)                              -                     (771,473)                     (15,435)                      (6,887)
  -                   (9,420,192)                    (128,025)                  (4,818,304)                     (101,997)                    (8,497,293)                     (107,744)                    (14,973,341)                     (523,997)
     (31,458,990)                    (396,652)                  (8,467,299)                  (4,534,033)                    (491,278)                          -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                                732,043                               -                   19,840,614                    1,647,134                    1,151,108
  -                  154,181,596                   23,714,276                  167,362,391                     8,528,444                    254,627,731                     8,311,068                     239,843,440                    51,126,692
     500,314,790                   60,803,009                    9,573,278                   11,938,409                   26,180,742                           -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                                801,354                               -                   17,203,465                    1,857,577                    1,165,101
  -                  122,818,578                   28,139,148                  189,190,747                     8,661,971                    273,948,922                     8,918,454                     133,750,326                    63,497,337
     291,545,589                   76,367,130                  (29,897,120)                  56,105,663                   19,996,733                           -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                                                                     -                    1,857,577                            -
  -                   28,139,148                            -                    8,661,971                             -                      8,918,454                             -                      63,497,337                             -
      76,367,130                            -                  121,309,051                   65,203,388                            -                           -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                   $ 801,354                             $ -                 $ 19,061,042                  $ 1,857,577                  $ 1,165,101
$ -                $ 150,957,726                 $ 28,139,148                $ 197,852,718                   $ 8,661,971                  $ 282,867,376                   $ 8,918,454                   $ 197,247,663                  $ 63,497,337
   $ 367,912,719                 $ 76,367,130                 $ 91,411,931                $ 121,309,051                 $ 19,996,733                         $ -
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
=================================================================================================================================================================================================
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Profunds                                                       Profunds                                                  Profunds
               Rydex                                                     Rydex                                                       Rydex                                                         WFVT
WFVT                                                      AAF                                                       AAF
                                                                                        VP Ultra OTC                                                    VP Europe                                              VP Ultra Small Cap
                Nova                                                      Ursa                                                        OTC                                                      Equity Value
Equity Income                                                 Growth                                                Mid Cap Growth
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended
             Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended
Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
           Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec.
31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                 $ (2,324,406)                      $ (97,080)                  $ (584,610)                    $ (4,228)                  $ (461,182)                   $
(15,692)                  $ (767,969)                  $ (367,547)                   $ 258,316                    $ (259,906)                  $ (7,131,232)                 $ (1,371,292)                     $ (215,080)                    $ (95,710)
               $ 535                      $ 9,844                $ (20,524,239)               $ (18,427,551)               $ (11,337,429)               $ (8,264,235)
     Net Realized Gain (Loss)                                                                      (55,958,488)                     10,702,047                  (22,660,369)                      76,485                  (21,412,447)
434,481                  (29,716,218)                   3,928,418                    3,123,232                    (7,691,468)                   (73,766,556)                   42,891,188                         108,867                        (8,491)
              37,316                          (83)                  89,162,778                  341,226,442                  197,363,003                 147,404,371
     Net Unrealized Gain (Loss) On Investments                                                    (186,119,753)                     15,930,549                     (730,325)                     220,897                     (474,358)
455,895                  (17,515,483)                   5,121,889                      864,577                      (439,010)                  (216,861,483)                   55,906,048                       1,520,084                      (966,330)
             143,799                        3,150                 (257,603,833)                  56,035,439                 (112,117,870)                 25,843,004
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                           (244,402,647)                     26,535,516                  (23,975,304)                     293,154                  (22,347,987)
874,684                  (47,999,670)                   8,682,760                    4,246,125                    (8,390,384)                  (297,759,271)                   97,425,944                       1,413,871                    (1,070,531)
             181,650                       12,911                 (188,965,294)                 378,834,330                   73,907,704                 164,983,140
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                             79,693,992                       6,396,397                   10,816,556                      306,209                   11,119,736
151,295                   25,700,830                   13,914,665                    2,319,555                     3,072,469                    188,734,596                    57,518,704                       5,174,757                    10,941,564
           2,051,539                      876,640                  160,577,408                  352,548,365                  101,704,991                 125,086,269
     Net Transfers Between Sub-accounts                                                            218,424,736                      35,671,081                   36,875,424                    2,767,296                   34,327,715
8,787,603                  102,316,679                   38,832,915                    1,943,165                    23,045,583                    165,208,195                   169,199,924                      12,194,806                     6,280,145
             1,654,901                      474,686               (1,563,104,868)                  34,203,976                 (858,070,611)                (34,133,685)
     Surrenders                                                                                    (13,322,303)                        (87,746)                  (2,573,208)                     (13,784)                  (2,911,983)
(77,213)                 (13,406,033)                  (2,184,030)                  (1,143,642)                     (981,989)                   (37,558,898)                   (8,067,777)                     (2,216,738)                   (1,188,543)
            (189,062)                      (9,977)                (134,085,695)                (122,793,315)                 (67,909,601)                (41,696,477)
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                            284,796,425                      41,979,732                   45,118,772                    3,059,721                   42,535,468
8,861,685                  114,611,476                   50,563,550                    3,119,078                    25,136,063                    316,383,893                   218,650,851                      15,152,825                    16,033,166
             3,517,378                    1,341,349               (1,536,613,155)                 263,959,026                 (824,275,221)                 49,256,107
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                             40,393,778                      68,515,248                   21,143,468                    3,352,875                   20,187,481
9,736,369                   66,611,806                   59,246,310                    7,365,203                    16,745,679                     18,624,622                   316,076,795                      16,566,696                    14,962,635
             3,699,028                    1,354,260               (1,725,578,449)                 642,793,356                 (750,367,517)                214,239,247
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                            68,515,248                               -                    3,352,875                            -                    9,736,369
  -                   59,246,310                            -                   16,745,679                             -                    316,076,795                             -                      25,915,795                    10,953,160
       1,354,260                            -                1,725,578,449                1,082,785,093                  750,367,517                 536,128,270
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                               $ 108,909,026                    $ 68,515,248                 $ 24,496,343                  $ 3,352,875                 $ 29,923,850                  $
9,736,369                $ 125,858,116                 $ 59,246,310                 $ 24,110,882                  $ 16,745,679                  $ 334,701,417                 $ 316,076,795                    $ 42,482,491                  $ 25,915,795
           $ 5,053,288                  $ 1,354,260                          $ -              $ 1,725,578,449                          $ -               $ 750,367,517
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
=================================================================================================================================================================================================
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                                                                             AAF                                                           AVP                                                       AVP
                AVP                                                       AVP                                                         AVP                                                           AVP
AVP
                                                                                    Small Capitalization                                            Short Term Multi Market                                    Premier Growth
         Growth & Income                                            US Government                                                Total Return                                                 International
Money Market
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended
             Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended
Year Ended                   Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
           Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec.
31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                          $ -                    $ (3,010,669)                         $ -                       $ (732)                         $ -                    $
(51,984)                         $ -                    $ (35,341)                         $ -                     $ (10,275)                           $ -                     $ (16,995)                            $ -                     $ (13,696)
                 $ -                     $ 14,345
     Net Realized Gain (Loss)                                                                                -                      61,556,674                            -                       (3,857)                           -
5,522,650                            -                    2,415,677                            -                        90,347                              -                       877,532                               -                       402,674
                     -                            -
     Net Unrealized Gain (Loss) On Investments                                                               -                     (52,304,469)                           -                        6,336                            -
(4,726,345)                           -                   (1,710,317)                           -                      (121,537)                             -                      (684,546)                              -                      (266,469)
                      -                            -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                                      -                       6,241,536                            -                        1,747                            -
744,321                            -                      670,019                            -                       (41,465)                             -                       175,991                               -                       122,509
                   -                       14,345
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                                      -                      12,428,511                            -                            -                            -
8,142                            -                       17,750                            -                           301                              -                         9,458                               -                        11,242
                 -                        1,033
     Net Transfers Between Sub-accounts                                                                      -                    (697,343,674)                           -                     (146,424)                           -
(10,361,838)                           -                   (7,630,621)                           -                    (2,014,111)                             -                    (3,434,299)                              -                    (2,844,347)
                       -                   (1,000,600)
     Surrenders                                                                                              -                     (21,725,325)                           -                       (8,390)                           -
(747,049)                           -                     (364,596)                           -                       (83,493)                             -                      (342,232)                              -                      (151,524)
                    -                     (571,038)
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                                      -                    (706,640,488)                           -                     (154,814)                           -
(11,100,745)                           -                   (7,977,467)                           -                    (2,097,303)                             -                    (3,767,073)                              -                    (2,984,629)
                       -                   (1,570,605)
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                                      -                    (700,398,952)                           -                     (153,067)                           -
(10,356,424)                           -                   (7,307,448)                           -                    (2,138,768)                             -                    (3,591,082)                              -                    (2,862,120)
                       -                   (1,556,260)
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                                     -                     700,398,952                            -                      153,067                            -
10,356,424                            -                    7,307,448                            -                     2,138,768                              -                     3,591,082                               -                     2,862,120
                      -                    1,556,260
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------
     End of Period                                                                                         $ -                             $ -                          $ -                          $ -                          $ -
$ -                          $ -                          $ -                          $ -                           $ -                            $ -                           $ -                             $ -                           $ -
             $ -                          $ -
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
==============================================================================
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
=============================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                           AVP                                                           AVP                                                           AVP
                      AVP                                                           AVP                                                           AVP                                                           AVP
              AVP                                                          NBAMT                                                                  AST - Stein Roe
                                                                                     Government Income                                        Global Dollar Government Income                                    Utility Income
                 Global Bond                                                 Conservative Investors                                         Growth Investors                                                   Growth
      World Privatization                                                 Partners                                                                Small Cap Blend
                                                                               ----------------------------------------------------------    --------------------------------------------------------------------------------------------------
----------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------
------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    -------------------------------------
---------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    -----------------------------
-----------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                                        Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended
                   Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended
           Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                  Year Ended
                                                                                      Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999
                 Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999
         Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ------------------------------------
----------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------
------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    -------------------------------------
---------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    -----------------------------
-----------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                       $ -                       $ (702)                             $ -                     $ (2,595)                             $ -                     $
(4,325)                             $ -                     $ (1,596)                             $ -                     $ (5,975)                             $ -                     $ (6,567)                             $ -                    $ (32,992)
                            $ -                     $ (5,832)                             $ -                  $ 3,497,547                              $ -                   $ (39,039)
     Net Realized Gain (Loss)                                                                             -                       10,652                                -                      (66,646)                               -
380,615                                -                       18,243                                -                      184,819                                -                      428,329                                -                    3,270,376
                               -                      382,581                                -                   26,062,134                                -                    (790,805)
     Net Unrealized Gain (Loss) On Investments                                                            -                       (1,914)                               -                      116,497                                -
(282,528)                               -                      (31,639)                               -                     (165,995)                               -                     (358,484)                               -
(2,756,270)                               -                     (231,244)                               -                   11,385,231                                -                     194,637
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ------------------------------------
----------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------
------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    -------------------------------------
---------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    -----------------------------
-----------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                                   -                        8,036                                -                       47,256                                -
93,762                                -                      (14,992)                               -                       12,849                                -                       63,278                                -                      481,114
                              -                      145,505                                -                   40,944,912                                -                    (635,207)
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ------------------------------------
----------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------
------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    -------------------------------------
---------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    -----------------------------
-----------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                                   -                            -                                -                        3,620                                -
  699                                -                          299                                -                        3,581                                -                        7,786                                -                       20,182
                             -                           40                                -                    1,976,849                                -                     779,054
     Net Transfers Between Sub-accounts                                                                   -                     (119,769)                               -                     (563,950)                               -
(914,578)                               -                     (296,522)                               -                   (1,200,140)                               -                   (1,383,147)                               -
(6,894,254)                               -                   (1,260,991)                               -                 (560,656,639)                               -                  (8,663,776)
     Surrenders                                                                                           -                      (32,507)                               -                       (8,075)                               -
(77,140)                               -                      (26,751)                               -                      (84,376)                               -                      (84,364)                               -
(369,195)                               -                     (111,312)                               -                  (12,932,750)                               -                    (199,193)
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ------------------------------------
----------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------
------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    -------------------------------------
---------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    -----------------------------
-----------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                                   -                     (152,276)                               -                     (568,405)                               -
(991,019)                               -                     (322,974)                               -                   (1,280,935)                               -                   (1,459,725)                               -
(7,243,267)                               -                   (1,372,263)                               -                 (571,612,540)                               -                  (8,083,915)
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ------------------------------------
----------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------
------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    -------------------------------------
---------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    -----------------------------
-----------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                                   -                     (144,240)                               -                     (521,149)                               -
(897,257)                               -                     (337,966)                               -                   (1,268,086)                               -                   (1,396,447)                               -
(6,762,153)                               -                   (1,226,758)                               -                 (530,667,628)                               -                  (8,719,122)
                                                                               ----------------------------------------------------------    --------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ---------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------    ---------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                                  -                      144,240                                -                      521,149                                -
897,257                                -                      337,966                                -                    1,268,086                                -                    1,396,447                                -                    6,762,153
                               -                    1,226,758                                -                  530,667,628                                -                   8,719,122
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ------------------------------------
----------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------
------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    -------------------------------------
---------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    -----------------------------
-----------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
     End of Period                                                                                      $ -                          $ -                              $ -                          $ -                              $ -
  $ -                              $ -                          $ -                              $ -                          $ -                              $ -                          $ -                              $ -                          $ -
                           $ -                          $ -                              $ -                          $ -                              $ -                         $ -
                                                                               ==========================================================    ==========================================================    ====================================
======================    ==========================================================    ==========================================================    ==========================================================    ============================
==============================    ==========================================================    ==========================================================    =========================================================
                                                                               =========================================================    ==========================================================    =====================================
=====================    ==========================================================    ==========================================================    ==========================================================    =============================
=============================    ==========================================================    ==========================================================    =========================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account B - Class 1

Notes to Financial Statements
December 31, 2000
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

1.      ORGANIZATION

        American Skandia Life Assurance  Corporation  Variable Account B - Class 1 (the "Account") is a separate  investment  account of American Skandia Life Assurance  Corporation  ("American
        Skandia" or  "Company").  The Account is registered  with the  Securities  and Exchange  Commission  under the Investment  Company Act of 1940 as a unit  investment  trust.  The Account commenced operations September 20, 1988.

        As of December 31, 2000, the Account consisted of seventy-nine  sub-accounts.  These financial  statements report on seventy-one  sub-accounts  offered in the LifeVest Personal Security
        Annuity,  the American Skandia Advisors Plan Annuity,  the American Skandia Advisors Plan II Annuity,  the Imperium Annuity,  the American Skandia Protector Annuity,  the Emerald Choice
        Annuity,  American Skandia XTra Credit Annuity,  American Skandia LifeVest Annuity, the Alliance Capital Navigator Annuity, the Evergreen Skandia Harvester Annuity, the American Skandia
        Advisor Plan II Premier Annuity,  the Evergreen Skandia Harvester XTra Credit Annuity and American Skandia XTra Credit Premier.  Each of the seventy-one  sub-accounts  invests only in a single corresponding  portfolio of either American Skandia Trust,  Montgomery Variable Series, Wells Fargo Variable Trust, Rydex Variable Trust, INVESCO Variable Investment Funds, Inc.,
        ProFunds VP,  Evergreen  Variable  Annuity  Trust,  First Defined  Portfolio  Fund LLC or Davis  Variable  Account Fund,  Inc. (the  "Trusts").  American  Skandia  Investment  Services,
        Incorporated,  an affiliate of American Skandia, is the investment manager for American Skandia Trust, while AIM Capital Management,  Inc., Lord Abbett & Co., Janus Capital Corporation,
        J. P. Morgan Investment Management Inc., Neuberger Berman Management Incorporated,  Federated Investment Counseling, T. Rowe Price Associates,  Inc., T. Rowe Price International,  Inc.,
        Founders Asset Management, LLC, Pacific Investment Management Company, INVESCO Funds Group Inc., American Century Investment Management,  Inc., Marsico Capital Management LLC, Cohen and
        Steers Capital  Management,  Inc.,  Massachusetts  Financial Services Company,  Sanford C. Bernstein & Co., LLC, Alliance Capital  Management,  L.P., Fred Alger Management,  Inc., GAMCO
        Investors,  Inc., Zurich Scudder  Investments,  Inc., and Kinetics Asset  Management,  Inc. are the sub-advisors.  Montgomery Asset  Management,  L.P. is the investment  advisor for the
        Montgomery  Variable  Series.  Wells Fargo Bank N.A. is the investment  advisor for the Wells Fargo  Variable  Trust.  PADCO  Advisors II, Inc. is the  investment  advisor for the Rydex
        Variable Trust.  INVESCO Funds Group, Inc. is the investment  advisor for the INVESCO Variable  Investment  Funds,  Inc. ProFund Advisors LLC is the investment  advisor for ProFunds VP.
        Evergreen Investment  Management Company is the investment advisor for Evergreen VA Strategic Income,  Evergreen VA Equity Index,  Evergreen VA Blue Chip, Evergreen VA Omega,  Evergreen
        Asset  Management  Corp. is the investment  advisor for Evergreen VA Foundation,  Evergreen VA Small Cap Value, and Evergreen VA Global Leaders.  Mentor  Investment  Advisors LLC is the
        investment advisor for Evergreen VA Capital Growth.  Meridian Investment Company is the investment advisor for
1.      ORGANIZATION - continued

        the Evergreen VA Special Equity Fund. Mentor Perpetual Advisors LLC is the investment advisor to Evergreen VA Perpetual  International.  Davis Selected Advisers,  L.P. is the investment advisor to Davis Value.

        The investment advisors are paid fees for their services by the respective Trusts.

        The annuities referred to above are distributed by American Skandia Marketing, Inc., an affiliate of American Skandia.

        During 2000, the following  sub-accounts  incurred a name change: AST American Century  International Growth II (formerly AST T. Rowe Price International  Equity); AST Gabelli Small-Cap
        Value (formerly AST T. Rowe Price Small Company Value); AST Alliance Growth (formerly AST Oppenheimer  Large-Cap  Growth),  AST Sanford Bernstein Managed Index 500 (formerly AST Bankers
        Trust Managed Index 500), AST Alliance Growth and Income (formerly AST Lord Abbett Growth and Income),  AST T. Rowe Price Global Bond (formerly AST T. Rowe Price International Bond) and
        ProFund VP UltraSmall-Cap (formerly ProFund VP Small Cap).

        The 1999 Statement of Operations and 1999 Statement of Changes in Net Assets have been restated to include one fund that is available for investment by contract holders

 2.     VALUATION OF INVESTMENTS

        The market value of the investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the current  period.  Transactions  are accounted for on the trade date and dividend income is recognized on an accrual basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.      ESTIMATES

        The preparation of financial  statements in conformity with generally  accepted  accounting  principles  requires that management make estimates and assumptions that affect the reported amounts of assets and  liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

4.      INCOME TAXES

        American Skandia does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Account;  therefore,  no charges for federal income taxes are currently  deducted from the Account.  If American  Skandia incurs income taxes  attributable  to the Account,  or determines  that such taxes will be incurred,  it may make a charge for such taxes against the Account.

4.      INCOME TAXES - continued

        Under  current  laws,  American  Skandia may incur state and local  income  taxes (in addition to premium tax) in several  states.  The Company  does not  anticipate  that these will be significant.  However, American Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

         Section 817(h) of the Internal  Revenue Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe the diversification requirements for variable annuity contracts.  The Company believes the underlying mutual fund portfolios complied with the terms of these regulations.

6.      CONTRACT CHARGES

        The following contract charges are paid to American Skandia, which provides administrative services to the Account:

        Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 1.25% of the net assets.

        Administrative  Fees - Charged daily against the Account at an annual rate of .15% of the net assets. A maintenance fee of $30 per  contractowner  account is deducted at the end of each contract year and on surrender.

        Transfer Fees - Charged at a rate of $10 for each transfer after the 12th or 20th for each contractowner account, in each annuity year, as set forth in the respective prospectus'.

        Contingent Deferred Sales Charges, if applicable,  are computed as set forth in the respective  prospectus' of the LifeVest Personal Security Annuity, the American Skandia Advisors Plan
        Annuity, the American Skandia Advisors Plan II Annuity,  the Imperium Annuity, the American Skandia Protector Annuity, the Emerald Choice Annuity,  American Skandia XTra Credit Annuity,
        American Skandia LifeVest Annuity,  the Alliance Capital Navigator Annuity,  the Evergreen Skandia Harvester Annuity, the American Skandia Advisor Plan II Premier Annuity, the Evergreen
        Skandia  Harvester  XTra Credit  Annuity and American  Skandia XTra Credit  Premier.  These  charges may be imposed on the full or partial  surrender of certain  contracts.  There is no contingent deferred sales charge if all premiums were received at least eight or nine complete years prior to the date of the full or partial surrender.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                 Class 1 Sub-accounts Investing In:                                                                                                             Class 1 Sub-accounts Investing In:
                                                                                                                                                               Class 1 Sub-accounts Investing In:
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                              AST- AIM                                       AST-AIM                                         AST-Alger                                           AST-Alger
                     AST-Alger                                         AST-Alliance                                        AST-Alliance                                               AST- American Century                               AST- American Century
                                         AST- American Century
                                                                         Balanced Portfolio                           International Equity                                  All Cap Growth                                         Growth
                  Mid Cap Growth                                     Growth & Income                                     Growth                                                 International Growth I                              International Growth II
                                           Income & Growth
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
          Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
                        Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
         Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
                       Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                 23,102,272      22,634,344                  16,903,883              17,748,560                          -                       -                           -
-                          -                        -                 52,766,579              47,979,349                  17,059,819              19,009,242                  6,855,601               5,670,336                  28,704,924
34,328,425                             21,361,995              13,845,190
Units Purchased                                                            7,119,034       3,392,994                   4,210,289               1,720,323                 15,572,565                       -                     659,052
-                    435,428                        -                  5,740,035               9,660,841                   4,793,115               2,525,645                  5,938,888               1,701,547                   1,525,058
2,387,422                              9,503,127               6,149,725
Units Transferred Between Sub-accounts                                     3,465,328        (741,362)                    (64,138)             (1,073,552)                14,041,924                       -                 139,959,589
-                 89,067,748                        -                     11,210              (1,112,627)                  5,449,744              (3,335,785)                 5,040,621                (205,609)                 (1,589,145)
(5,791,989)                             3,489,536               2,364,939
Units Surrendered                                                         (3,396,221)     (2,183,704)                 (1,937,412)             (1,491,448)                (1,384,858)                      -                  (1,954,064)
-                 (1,032,426)                       -                 (4,981,528)             (3,760,984)                 (1,505,886)             (1,139,283)                  (827,758)               (310,673)                 (2,300,289)
(2,218,934)                            (1,966,456)               (997,859)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                       30,290,413      23,102,272                  19,112,622              16,903,883                 28,229,631                       -                 138,664,577
-                 88,470,750                        -                 53,536,296              52,766,579                  25,796,792              17,059,819                 17,007,352               6,855,601                  26,340,548
28,704,924                             32,388,202              21,361,995
                                                                 ====================================    ================================================   ================================================    ===============================
=================   =================================================   ================================================   =================================================   ================================================    =============
===================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================
================   =================================================   ================================================   =================================================   ================================================    ==============
==================================               ================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                         Class 1 Sub-accounts Investing In:
                                                        Class 1 Sub-accounts Investing In:
                  Class 1 Sub-accounts Investing In:
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                        AST- American Century                          AST-Cohens & Steers                                   AST-Federated                           AST-Federated
                          AST-Founders                                        AST-Gabelli                                        AST-Gabelli                                         AST-Invesco                                         AST-JanCap
                                         AST-Janus
                                                                         Strategic Balanced                                Real Estate                                     Aggressive Growth                          High Yield
                        Passport                                         All Cap Value                                     Small Cap Value                                      Equity Income                                          Growth
                                  Overseas Growth
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
          Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
                        Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
         Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
                       Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                 13,944,535       6,714,065                   6,224,365               3,771,461                          0                       0                  41,588,401
40,170,144                  8,818,599                9,207,623                          -                       -                  21,340,168              24,700,211                 46,660,160              40,994,187                  94,850,623
  80,631,598                             61,117,418              43,711,763
Units Purchased                                                            2,540,017       6,167,258                   1,783,109               2,295,153                     31,795                       0                   5,243,661
9,895,500                  6,371,241                  764,283                    199,495                       -                   2,636,286               4,232,548                  6,485,913               9,432,516                  16,634,541
 22,575,336                              7,430,557              13,999,128
Units Transferred Between Sub-accounts                                      (717,794)      1,731,718                   4,496,188                 447,875                    165,027                       0                  (6,334,429)
(4,855,009)                 2,113,181                 (594,633)                 1,083,314                       -                     920,717              (6,293,301)                 1,073,082                (573,664)                 (3,643,238)
  (1,954,630)                            (6,940,931)              6,415,887
Units Surrendered                                                         (1,268,578)       (668,506)                   (612,474)               (290,124)                      (247)                      0                  (3,582,808)
(3,622,234)                (1,057,216)                (558,674)                    (9,715)                      -                  (1,598,647)             (1,299,290)                (4,047,660)             (3,192,879)                 (8,591,153)
  (6,401,681)                            (4,279,333)             (3,009,360)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                       14,498,180      13,944,535                  11,891,188               6,224,365                    196,575                       0                  36,914,825
41,588,401                 16,245,805                8,818,599                  1,273,094                       -                  23,298,524              21,340,168                 50,171,495              46,660,160                  99,250,773
  94,850,623                             57,327,711              61,117,418
                                                                 ====================================    ================================================   ================================================    ===============================
=================   =================================================   ================================================   =================================================   ================================================    =============
===================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================
================   =================================================   ================================================   =================================================   ================================================    ==============
==================================               ================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                                                                                                                                Class 1 Sub-accounts Investing In:
                                                                                                                                                               Class 1 Sub-accounts Investing In:
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------
                                                                                 AST-Janus                                 AST-Janus                                          AST-Janus                                         AST - Kemper
                   AST - Kinetics                                        AST - Lord Abbett                                  AST - Lord Abbett                                   AST - Marsico                                         AST - MFS
                 AST - MFS
                                                                               Mid Cap Growth                           Small Cap Growth                                   Stategic Value                                        Small Cap Value
                    Internet                                             Bond Debenture                                     Small Cap Value                                    Capital Growth                                       Global Equity
                   Growth
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
--------------------------------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
-------------------------------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
          Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
     Year Ended         Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
         Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
   Dec. 31, 2000       Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
--------------------------------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
-------------------------------------------------------------------------
Units Outstanding Beginning of the Period                                          -               -                  32,134,969              15,003,001                          -                       -                  53,349,003
-                          -                        -                          -                       -                   6,597,544               4,081,870                 78,684,943              40,757,449                     116,756
  -        409,467                       -
Units Purchased                                                            4,549,468               -                   1,691,590               7,636,717                    120,529                       -                  12,668,203
2,444,262                     23,995                        -                     34,974                       -                   2,903,934               2,567,431                 21,621,804              28,766,864                   1,428,941
     18,623      4,001,534                 232,164
Units Transferred Between Sub-accounts                                     5,048,195               -                  (6,280,218)             10,866,270                    466,510                       -                   3,826,659
54,737,624                     92,835                        -                    630,083                       -                   6,271,107                 194,596                    276,496              12,618,011                   1,335,516
      98,669      3,271,065                 179,355
Units Surrendered                                                           (171,561)              -                  (2,011,248)             (1,371,019)                      (981)                      -                  (6,222,586)
(3,832,883)                      (467)                       -                    (14,804)                      -                    (579,532)               (246,353)                (5,955,552)             (3,457,381)                    (78,200)
        (536)      (166,580)                 (2,052)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
--------------------------------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
-------------------------------------------------------------------------
Units Outstanding End of the Period                                        9,426,102               -                  25,535,093              32,134,969                    586,058                       -                  63,621,279
53,349,003                    116,363                        -                    650,253                       -                  15,193,053               6,597,544                 94,627,691              78,684,943                   2,803,013
     116,756      7,515,486                 409,467
                                                                 ====================================    ================================================   ================================================    ===============================
=================   =================================================   ================================================   =================================================   ================================================    =============
==========================================================================
                                                                 ===================================    ================================================   ================================================    ================================
================   =================================================   ================================================   =================================================   ================================================    ==============
=========================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                         Class 1 Sub-accounts Investing In:
    Class 1 Sub-accounts Investing In:                                                                                                                         Class 1 Sub-accounts Investing In:
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------   -------------------------------------------------   -----------------------------------------------------------------
-----------------------------------               ------------------------------------------------
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
                                                                      AST - MFS                                               AST                                      AST- Neuberger & Berman                             AST- Neuberger & Berman
          AST - PIMCO                                                   AST - PIMCO                                      AST - Stanford Bernstein                                 AST - Scudder                                    AST - T. Rowe Price
                                  AST - T. Rowe Price
                                                                         Growth with Income                               Money Market                                      Mid-Cap Growth                                       Mid-Cap Value
         Limited Bond                                                  Total Return Bond                                     Mgt Index 500                                           Japan                                          Asset Allocation
                                    Global Bond
                                                                 ------------------------------------    ---------------------------------------------------------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
          Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
                        Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
         Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
                       Dec. 31, 2000           Dec. 31, 1999
                                                                 -------------------------------------------------------------------------------------------------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ---------------------------------------------------------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                    741,323               -                 187,609,708              75,855,442                 13,460,525              13,389,289                  37,864,586
16,410,121                 32,560,943               28,863,932                 73,530,507              64,224,618                  39,825,951              22,421,754                          -                       -                  22,002,028
  18,469,315                             12,533,037              12,007,692
Units Purchased                                                            3,806,195         284,830                 172,045,225             145,554,856                  6,576,802               2,285,131                   4,112,369
4,135,450                  4,573,653                6,648,573                 10,867,479              19,275,213                   8,462,705              14,853,017                      6,590                       -                   2,308,846
  5,405,080                              1,007,702               1,718,752
Units Transferred Between Sub-accounts                                     2,523,569         460,748                (154,154,744)             (8,907,753)                 8,088,785              (1,301,268)                  6,160,891
19,957,280                 (2,252,122)                 136,595                  5,273,481              (4,733,026)                  3,790,669               4,547,354                     77,885                       -                  (2,588,933)
    (202,122)                            (1,210,212)               (294,406)
Units Surrendered                                                           (133,460)         (4,255)                (33,006,983)            (24,892,837)                (1,608,262)               (912,627)                 (3,579,147)
(2,638,265)                (3,835,518)              (3,088,157)                (7,126,227)             (5,236,298)                 (3,244,236)             (1,996,174)                       (81)                      -                  (2,017,743)
  (1,670,245)                            (1,111,025)               (899,001)
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                        6,937,627         741,323                 172,493,206             187,609,708                 26,517,850              13,460,525                  44,558,699
37,864,586                 31,046,956               32,560,943                 82,545,240              73,530,507                  48,835,089              39,825,951                     84,394                       -                  19,704,198
  22,002,028                             11,219,502              12,533,037
                                                                 ========================================================================================   ================================================    ===============================
=================   =================================================   ================================================   =================================================   ================================================    =============
===================================               ================================================
                                                                 =======================================================================================   ================================================    ================================
================   =================================================   ================================================   =================================================   ================================================    ==============
==================================               ================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                     Class 1 Sub-accounts Investing In:
                                                     Class 1 Sub-accounts Investing In:
                  Class 1 Sub-accounts Investing In:
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                         AST - T. Rowe Price                      Davis                                            Evergreen                                           Evergreen
           Evergreen                                           Evergreen                                          Evergreen                                           Evergreen                                           Evergreen
                         Evergreen
                                                                          Natural Resources                    Value Fund                                        VA Blue Chip                                          VA Capital Growth
            VA Equity Index                                      VA Foundation                                    VA Global Leaders                           VA Omega                                               VA Perpetual International
                        VA Small Cap Value
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
          Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
                        Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
         Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
                       Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                  6,201,327       5,697,453                           -                       -                          -                       -                           -
-                          -                        -                          -                       -                      23,101                       -                          -                       -                           -
  -                                      -                       -
Units Purchased                                                              891,162       1,036,562                     168,437                       -                    323,390                       -                     258,526
-                    259,407                        -                    667,039                       -                     462,902                   7,592                  1,515,312                       -                      56,131
  -                                 66,275                       -
Units Transferred Between Sub-accounts                                       (79,604)        (88,890)                     27,420                       -                     31,182                       -                      11,222
-                     44,420                        -                     92,253                       -                     446,486                  15,558                    133,633                       -                       1,425
  -                                   (350)                      -
Units Surrendered                                                           (491,902)       (443,798)                       (654)                      -                     (3,234)                      -                        (862)
-                       (873)                       -                     (3,402)                      -                     (44,731)                    (49)                   (11,470)                      -                        (148)
  -                                   (435)                      -
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                        6,520,983       6,201,327                     195,203                       -                    351,338                       -                     268,886
-                    302,954                        -                    755,890                       -                     887,758                  23,101                  1,637,475                       -                      57,408
  -                                 65,490                       -
                                                                 ====================================    ================================================   ================================================    ===============================
=================   =================================================   ================================================   =================================================   ================================================    =============
===================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================
================   =================================================   ================================================   =================================================   ================================================    ==============
==================================               ================================================

---------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                                                                                                                            Class 1 Sub-accounts Investing In:
                                                                                                           Class 1 Sub-accounts Investing In:
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                      Evergreen                                 Evergreen                                           INVESCO                                                    INVESCO
                   INVESCO                                             INVESCO                                            INVESCO                                           Montgomery                                             Nike
                                Profunds
                                                                    VA Special Equity                            VA Strategic Income                              VIF Dynamics                                         VIF Financial Services
             VIF Health Sciences                               VIF Telecommunications                               VIF Technology Funds                                 Emerging Markets                                     First Trust 100
                               VP Ultra OTC
                                                                 ------------------------------------    ------------------------------------------------     ------------------------------------------------    -----------------------------
-------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -----------
-------------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
          Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
                        Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
         Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
                       Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                    152,342               -                           -                       -                  2,022,585                       -                     759,104
-                    786,518                        -                  4,184,526                       -                   4,622,242                       -                 12,060,036              10,534,383                           -
  -                              2,906,024                       -
Units Purchased                                                            1,109,747          25,338                     120,079                       -                  3,969,062                 197,621                   3,005,893
208,880                  5,378,661                  209,738                  8,069,101                 673,205                  12,017,020                 979,105                  2,474,507               2,387,735                     706,560
        -                              4,076,427                 340,838
Units Transferred Between Sub-accounts                                       529,633         128,440                        (810)                      -                  6,027,609               1,836,705                  10,722,351
559,373                 13,821,022                  586,420                  6,537,477               3,552,399                  14,569,486               3,679,123                   (710,436)               (275,348)                  2,039,296
        -                             11,438,688               2,592,154
Units Surrendered                                                            (60,577)         (1,436)                       (711)                      -                   (609,429)                (11,741)                   (395,712)
(9,149)                  (604,796)                  (9,640)                  (934,986)                (41,078)                 (1,717,635)                (35,986)                  (924,635)               (586,734)                    (55,421)
       -                               (823,611)                (26,968)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                        1,731,145         152,342                     118,558                       -                 11,409,827               2,022,585                  14,091,636
759,104                 19,381,405                  786,518                 17,856,118               4,184,526                  29,491,113               4,622,242                 12,899,472              12,060,036                   2,690,435
        -                             17,597,528               2,906,024
                                                                 ====================================    ================================================   ================================================    ===============================
=================   =================================================   ================================================   =================================================   ================================================    =============
===================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================
================   =================================================   ================================================   =================================================   ================================================    ==============
==================================               ================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                 Class 1 Sub-accounts Investing In:
    Class 1 Sub-accounts Investing In:
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                      Profunds                                  Profunds                                             Rydex                                               Rydex
             Rydex                                               WFVT                                                WFVT                                                AAF                                                 AAF
                           WFVT
                                                                      VP Europe                                VP Ultra Small Cap                                      Nova                                                Ursa
                OTC                                            Equity Value                                                   Equity Income                              Growth                                                      Mid Cap Growth
                               US Government Allocation
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
          Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
                        Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
         Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
                       Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                    273,963               -                     813,904                       -                  5,474,129                       -                   1,803,669
-                 18,520,440                        -                  2,826,839               1,148,849                     136,006                       -                 20,747,944              17,168,792                  18,904,907
17,559,963                                      0               2,707,641
Units Purchased                                                              901,380          26,492                     951,343                  13,406                  2,485,894               1,420,967                     237,416
306,109                 10,862,830                4,432,010                    527,611               1,134,203                     208,581                  88,892                  1,829,435               4,910,321                   2,180,794
3,804,702                                      0                 415,298
Units Transferred Between Sub-accounts                                     1,373,170         248,716                   1,758,770                 807,506                  8,190,715               4,273,499                     352,644
1,596,433                  5,100,518               14,693,058                  1,292,554                 651,134                     176,174                  48,105                (20,988,624)                328,071                 (19,602,951)
 (1,203,604)                                     0              (3,013,391)
Units Surrendered                                                           (220,951)         (1,245)                   (265,443)                 (7,008)                (1,351,386)               (220,337)                   (124,130)
(98,873)                (2,303,995)                (604,628)                  (204,116)               (107,347)                    (17,775)                   (991)                (1,588,755)             (1,659,240)                 (1,482,750)
(1,256,154)                                     0                (109,548)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                        2,327,562         273,963                   3,258,574                 813,904                 14,799,352               5,474,129                   2,269,599
1,803,669                 32,179,793               18,520,440                  4,442,888               2,826,839                     502,986                 136,006                          -              20,747,944                           -
 18,904,907                                      0                       0
                                                                 ====================================    ================================================   ================================================    ===============================
=================   =================================================   ================================================   =================================================   ================================================    =============
===================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================
================   =================================================   ================================================   =================================================   ================================================    ==============
==================================               ================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, were as follows:

                                                                                                   Purchases                                             Sales
                                                                                                  Year Ended                Year Ended                Year Ended                Year Ended                        Part 3                       Part 5
            Total Purchases
                                                                                                 Dec. 31, 2000             Dec. 31, 1999             Dec. 31, 2000             Dec. 31, 1999
                                                                                          ---------------------------------------------------------------------------------------------------------
                                                                                          --------------------------------------------------------------------------------------------------------
            AST - AIM Balanced Portfolio                                                               $ 258,537,532              $ 91,288,190              $ 66,575,786              $ 44,978,162                                 258,537,532
          0                  258,537,532
            AST - AIM International Equity Portfolio                                                     783,616,851               486,316,981               619,213,903               481,653,671                                 728,105,776
 55,511,075                  783,616,851
            AST - Alger All Cap Growth Portfolio                                                         393,032,936                         -               105,214,087                         -                                 261,391,168
131,641,768                  393,032,936
            AST - Alger Growth Portfolio                                                               1,418,645,272                         -                33,402,518                         -                               1,418,645,272
          0                1,418,645,272
            AST - Alger Mid-Cap Growth Portfolio                                                         971,283,520                         -                84,110,327                         -                                 971,283,520
          0                  971,283,520
            AST - Alliance Growth & Income Portfolio                                                     527,154,143               640,040,665               343,726,635               452,504,714                                 527,154,143
              0                  527,154,143
            AST - Alliance Growth Portfolio                                                              334,559,396               101,569,953               118,831,888               101,507,580                                 334,559,396
          0                  334,559,396
            AST - American Century International Growth I Portfolio                                      498,623,191                76,803,802               292,911,616                62,309,042                                 329,850,406
168,772,785                  498,623,191
            AST - American Century International Growth II Portfolio                                     278,655,836               597,074,887               276,326,506               659,959,681                                 278,655,836
          0                  278,655,836
            AST - American Century Income and Growth Portfolio                                           273,916,925               140,724,960                83,890,915                21,418,069                                 273,916,925
          0                  273,916,925
            AST - American Century Startegic Balanced Portfolio                                           47,910,585               109,084,805                27,385,768                10,056,959                                  47,910,585
          0                   47,910,585
            AST - Cohens & Steers Real Estate Portfolio                                                  141,121,411                50,543,202                87,029,368                28,665,886                                 118,833,481
     22,287,930                  141,121,411
            AST - Federated Aggressive Growth Portfolio                                                    1,957,773                         -                    76,907                         -                                   1,886,237
     71,536                    1,957,773
            AST - Federated High Yield Bond Portfolio                                                    295,644,131               381,599,584               315,499,624               320,878,213                                 295,644,131
          0                  295,644,131
            AST -  Founders Passport Portfolio                                                           683,578,886               131,647,392               437,095,244               131,666,420                                 321,610,001
361,968,885                  683,578,886
            AST - Gabelli All-Cap Value Portfolio                                                         15,674,150                         -                 2,971,486                         -                                  13,156,490
  2,517,660                   15,674,150
            AST - Gabelli Small-Cap Value Portfolio                                                      192,662,634                95,642,348               158,163,876               133,607,738                                 192,662,634
          0                  192,662,634
            AST - Invesco Equity Income Portfolio                                                        422,882,115               386,585,921               267,806,531               244,093,440                                 422,882,115
          0                  422,882,115
            AST -  Jancap Growth Portfolio                                                             2,245,988,092             2,796,844,434             1,540,228,581             2,033,899,820                               2,245,988,092
          0                2,245,988,092
            AST - Janus Overseas Growth Portfolio                                                      1,020,333,852             1,061,332,081             1,129,149,583               798,115,548                               1,020,333,852
          0                1,020,333,852
            AST -  Janus Mid-Cap Growth Portfolio                                                        110,984,866                         -                22,958,901                         -                                  87,119,693
 23,865,173                  110,984,866
            AST - Janus Small-Cap Growth Portfolio                                                       242,959,758               723,175,630               364,563,038               283,189,711                                 242,959,758
          0                  242,959,758
            AST - Janus Strategic Value Portfolio                                                          5,866,663                         -                    74,369                         -                                   5,857,653
      9,010                    5,866,663
            AST - Kemper Small Cap Value Portfolio                                                       731,789,178               823,089,514               516,831,075               378,517,353                                 731,789,178
          0                  731,789,178
            AST - Kinetics Internet Portfolio                                                              1,927,969                         -                   817,332                         -                                   1,119,021
    808,948                    1,927,969
            AST - Lord Abbett Bond Debenture Portfolio                                                     8,005,670                         -                 1,491,563                         -                                   6,638,095
  1,367,575                    8,005,670
            AST - Lord Abbett Small Cap Value Portfolio                                                  142,485,391                54,838,623                39,468,963                30,561,202                                 142,485,391
          0                  142,485,391
            AST - Marsico Capital Growth Portfolio                                                       807,813,793               879,393,216               467,185,960               301,330,985                                 807,813,793
          0                  807,813,793
            AST - MFS Global Equity Portfolio                                                             41,459,861                 1,303,154                13,005,959                   126,366                                  30,437,528
 11,022,333                   41,459,861
            AST - MFS Growth Portfolio                                                                    82,409,448                 5,316,905                 1,948,251                 1,053,763                                  82,409,448
          0                   82,409,448
            AST - MFS Growth with Income Portfolio                                                        70,770,763                 7,618,990                 5,886,140                    96,968                                  70,770,763
          0                   70,770,763
            AST - Money Market                                                                        10,326,881,028             8,302,470,432            10,416,107,793             6,890,577,897                               2,257,731,847
8,069,149,181               10,326,881,028
            AST - Neuberger & Berman Mid-Cap Growth Portfolio                                          1,302,862,923               205,579,429               864,796,399               184,743,622                                 818,696,078
    484,166,845                1,302,862,923
            AST - Neuberger & Berman Mid-Cap Value Portfolio                                             386,240,662               622,937,476               259,315,076               236,425,703                                 386,240,662
              0                  386,240,662
            AST - PIMCO Limited Bond Portfolio                                                           190,372,250               185,820,697               192,552,556               129,411,273                                 190,372,250
          0                  190,372,250
            AST - PIMCO Total Return Bond Portfolio                                                      482,933,928               447,172,927               324,120,456               269,314,929                                 482,933,928
          0                  482,933,928
            AST - Sanford Bernstein Mgt Index 500 Portfolio                                              518,473,977               572,787,620               349,987,079               331,533,863                                 518,473,977
          0                  518,473,977
            AST - Scudder Japan Portfolio                                                                 13,097,441                         -                12,363,273                         -                                   3,595,679
  9,501,762                   13,097,441
            AST - Stein Roe Capital Blend                                                                          -                 1,679,491                         -                 9,802,445                                           0
          0                            0
            AST - T. Rowe Price Asset Allocation Portfolio                                                59,072,178               124,689,009                94,823,013                57,520,786                                  59,072,178
          0                   59,072,178
            AST - T. Rowe Price Global Bond Portfolio                                                     26,014,721                57,520,704                38,985,338                41,654,685                                  26,014,721
          0                   26,014,721
            AST - T. Rowe Price Natural Resources Portfolio                                              110,251,264                85,803,953               102,575,783                68,484,095                                 110,251,264
          0                  110,251,264
            AAF - Growth                                                                                           -             1,384,290,382             1,859,045,856             1,011,406,666
            AAF - Mid Cap                                                                                          -               691,951,095             1,945,486,466               568,707,667
            AAF - Small Cap                                                                                        -               198,078,542                         -               851,407,831
            Advisors Management Trust - Partners                                                                   -                15,831,635                         -               573,894,796                                           0
          0                            0
            Alliance Short Term Multi Market                                                                       -                     4,716                         -                   160,261                                           0
          0                            0
            Alliance Premium Growth                                                                                -                    62,596                         -                11,215,326                                           0
          0                            0
            Alliance Growth & Income                                                                               -                     8,405                         -                 8,021,213                                           0
              0                            0
            Alliance U.S. Government                                                                               -                       300                         -                 2,107,960                                           0
          0                            0
            Alliance Total Return                                                                                  -                     9,306                         -                 3,793,374                                           0
          0                            0
            Alliance International                                                                                 -                    36,606                         -                 3,034,931                                           0
          0                            0
            Alliance Money Market                                                                                  -                   318,949                         -                 1,875,269                                           0
          0                            0
            Alliance North American Government Income                                                              -                         -                         -                   152,990                                           0
          0                            0
            Alliance Global Dollar Government Income                                                               -                     2,849                         -                   573,909                                           0
          0                            0
            Alliance Utility Income                                                                                -                     4,692                         -                 1,000,035                                           0
          0                            0
            Alliance Global Bond                                                                                   -                    63,108                         -                   387,717                                           0
          0                            0
            Alliance Conservative Investors                                                                        -                     2,004                         -                 1,288,914                                           0
          0                            0
            Alliance Growth Investors                                                                              -                     6,987                         -                 1,473,333                                           0
          0                            0
            Alliance Growth                                                                                        -                    33,468                         -                 7,309,727                                           0
          0                            0
            Alliance World Privatization                                                                           -                         -                         -                 1,378,094                                           0
          0                            0
            Davis Value Fund                                                                               1,945,226                         -                    20,153                         -                                   1,933,266
     11,960                    1,945,226
            Evergreen - VA Blue Chip Fund                                                                  3,475,517                         -                    24,451                         -                                   3,475,517
          0                    3,475,517
            Evergreen - VA Capital Growth Fund                                                             3,079,580                         -                    10,836                         -                                   3,079,580
          0                    3,079,580
            Evergreen - VA Equity Index Fund                                                               3,171,853                         -                    34,749                         -                                   3,171,853
          0                    3,171,853
            Evergreen - VA Foundation Fund                                                                 7,881,270                         -                   157,893                         -                                   7,725,395
    155,875                    7,881,270
            Evergreen - VA Global Leaders Fund                                                            17,140,823                   282,237                 7,687,135                    31,560                                   9,730,724
  7,410,099                   17,140,823
            Evergreen - VA Omega Fund                                                                     16,510,341                         -                     5,091                         -                                  16,510,341
          0                   16,510,341
            Evergreen - VA Perpetual International Fund                                                    1,573,959                         -                 1,028,573                         -                                   1,015,292
    558,667                    1,573,959
            Evergreen - VA Small Cap Value Fund                                                              786,159                         -                    26,247                         -                                     761,708
     24,451                      786,159
            Evergreen - VA Special Equity Fund                                                            22,464,879                 1,711,437                 2,620,060                    63,711                                  21,797,286
    667,593                   22,464,879
            Evergreen - VA Strategic Income Fund                                                           1,292,099                         -                    48,824                         -                                   1,279,854
     12,245                    1,292,099
            INVESCO - VIF Dynamics Fund                                                                  301,756,728                32,610,447               149,011,538                 8,942,179                                 185,253,252
116,503,476                  301,756,728
            INVESCO - VIF Financial Services Fund                                                        256,988,338                11,931,200                90,691,898                 3,420,087                                 181,189,807
 75,798,531                  256,988,338
            INVESCO - VIF Health Sciences Fund                                                           338,931,043                13,625,683                85,929,824                 5,323,759                                 271,318,767
 67,612,276                  338,931,043
            INVESCO - VIF Telecommunications Fund                                                        615,583,355                64,042,700               378,330,230                13,011,352                                 262,979,941
352,603,414                  615,583,355
            INVESCO - VIF Technology Fund                                                              1,038,875,827                71,426,192               542,973,728                10,730,858                                 531,780,627
507,095,200                1,038,875,827
            Montgomery - Emerging Markets Portfolio                                                      177,100,302               111,698,539               169,274,865               101,005,955                                 112,707,505
 64,392,797                  177,100,302
            Nike - First Trust 10 Portfolio                                                               34,442,702                         -                 8,378,218                         -                                  25,454,864
  8,987,838                   34,442,702
            Profunds - VP Ultra OTC                                                                      571,805,762                79,939,233               268,307,700                38,056,581                                 280,450,676
291,355,086                  571,805,762
            Profunds - VP Europe                                                                         484,273,949                 4,289,567               439,631,403                 1,234,074                                  26,270,890
458,003,059                  484,273,949
            Profunds - VP Ultra Small Cap                                                                547,986,421                49,680,888               505,437,761                40,834,895                                  30,972,318
517,014,103                  547,986,421
            Rydex - Nova                                                                                 740,193,318               321,392,769               615,533,775               268,931,809                                 148,515,259
591,678,059                  740,193,318
            Rydex - Ursa                                                                                 291,957,732               347,175,972               288,580,337               322,299,815                                  33,296,974
258,660,758                  291,957,732
            Rydex - OTC                                                                                1,682,665,837               952,393,483             1,348,678,957               731,335,364                                 508,498,492
1,174,167,345                1,682,665,837
            WFVT - Equity Value Fund                                                                      26,708,799                18,846,795                11,771,053                 2,909,340                                  26,708,799
          0                   26,708,799
            WFVT - Equity Income Fund                                                                      4,249,309                 1,390,159                   672,048                    38,965                                   4,249,309
          0                    4,249,309

                                                                                          ---------------------------------------------------------------------------------------------------------               -----------------------------
---------------------------------------------------------
                                                                                          --------------------------------------------------------------------------------------------------------               ------------------------------
--------------------------------------------------------
                                                                                                    $ 33,661,294,091          $ 24,621,439,916          $ 28,798,869,135          $ 19,337,020,906                              19,825,918,793
13,835,375,298               33,661,294,091
                                                                                          =========================================================================================================               =============================
=========================================================
                                                                                          ========================================================================================================               ==============================
========================================================

15,571,757,108.00

518,526,325.00

1,213,719,641.00

13,839,511,142.00

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable  investment  options under the Annuity are issued by AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE  ACCOUNT B
(CLASS 1 SUB-ACCOUNTS) and AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the
Securities  Act of 1933 and the  Investment  Company  Act of 1940.  The fixed  investment  options  under the  Annuity are issued by
AMERICAN  SKANDIA LIFE  ASSURANCE  CORPORATION.  The assets  supporting  the fixed  investment  options are  maintained  in AMERICAN
SKANDIA LIFE ASSURANCE  CORPORATION SEPARATE ACCOUNT D, a non-unitized  separate account, and registered solely under the Securities
Act of 1933.

ITEM                                                                                                                   PAGE
----                                                                                                                   ----

APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
  Variable Account B (Class 1 Sub-accounts)..............................................................................15

------------------------------------------------------------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL  INFORMATlON IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITIES FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD  CONSIDER  BEFORE  INVESTING.  FOR A COPY OF
THE PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA LIFE ASSURANCE CORPORATION,  P.O. BOX 883, SHELTON,  CONNECTICUT 06484, OR
TELEPHONE 1-800-752-6342.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@AMERICANSKANDIA.COM.
------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  May 1, 2001                                       Date of Statement of Additional Information:  May 1, 2001
FUSI ASL - SAI (05/2001)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us") is a wholly-owned  subsidiary of American
Skandia,  Inc.  ("ASI").  ASI's indirect parent is Skandia  Insurance Company Ltd. Skandia Insurance Company Ltd. is part of a group of companies  whose  predecessor  commenced  operations  in 1855.  Skandia  Insurance  Company Ltd. is a major  worldwide  insurance company operating from Stockholm, Sweden which owns and controls,  directly or through subsidiary companies,  numerous insurance and related  companies.  We are organized as a Connecticut  stock life insurance  company,  and are subject to Connecticut law governing insurance companies.  Our mailing address is P.O. Box 883, Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (Class 1 Sub-accounts)

American Skandia Life Assurance  Corporation  Variable Account B (Class 1 Sub-accounts),  also referred to as "Separate  Account B", was  established  by us pursuant to  Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary according to the investment  performance of Separate Account B. The  Sub-accounts  offered pursuant to this  Prospectus  are all Class 1  Sub-accounts  of  Separate  Account B. Each class of  Sub-accounts  in  Separate  Account B has a different level of charges assessed against such  Sub-accounts.  Each Sub-account  invests  exclusively in an underlying mutual fund or a portfolio  of an  underlying  mutual  fund.  You will find  additional  information  about these  underlying  mutual  funds and portfolios in the prospectuses for such funds.

Separate  Account B is  registered  with the  Securities  and  Exchange  Commission  under the  Investment  Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the Sub-accounts  will vary with the investment  performance of the underlying  mutual funds or fund  portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

During the accumulation  phase, we offer a number of Sub-accounts as variable investment  options.  Certain  Sub-accounts may not be available in all  jurisdictions.  If and when we obtain  approval of the  applicable  authorities  to make such variable  investment options available,  we will notify Owners of the availability of such  Sub-accounts.  As of the date of the Prospectus and Statement of Additional  Information,  our  Sub-accounts  and the  underlying  mutual funds or portfolios in which they invest are as follows.
Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust.

         Separate Account B Sub-account                                                    Underlying Mutual Fund Portfolio
         ------------------------------                                                    --------------------------------

         AST Founders Passport                                                                        AST Founders Passport
         AST Scudder Japan                                                                                AST Scudder Japan
         AST AIM International Equity                                                          AST AIM International Equity
         AST Janus Overseas Growth                                                                AST Janus Overseas Growth
         AST American Century International Growth                                AST American Century International Growth
         AST American Century International Growth II                          AST American Century International Growth II
         AST MFS Global Equity                                                                        AST MFS Global Equity
         AST Janus Small-Cap Growth                                                              AST Janus Small-Cap Growth
         AST Scudder Small-Cap Growth                                                          AST Scudder Small-Cap Growth
         AST Federated Aggressive Growth                                                    AST Federated Aggressive Growth
         AST Goldman Sachs Small-Cap Value                                                AST Goldman Sachs Small-Cap Value
         AST Gabelli Small-Cap Value                                                            AST Gabelli Small-Cap Value
         AST Janus Mid-Cap Growth                                                                  AST Janus Mid-Cap Growth
         AST Neuberger Berman Mid-Cap Growth                                            AST Neuberger Berman Mid-Cap Growth
         AST Neuberger Berman Mid-Cap Value                                              AST Neuberger Berman Mid-Cap Value
         AST Alger All-Cap Growth                                                                  AST Alger All-Cap Growth
         AST Gabelli All-Cap Value                                                                AST Gabelli All-Cap Value
         AST Kinetics Internet                                                                        AST Kinetics Internet
         AST T. Rowe Price Natural Resources                                            AST T. Rowe Price Natural Resources
         AST Alliance Growth                                                                            AST Alliance Growth
         AST MFS Growth                                                                                      AST MFS Growth
         AST Marsico Capital Growth                                                              AST Marsico Capital Growth
         AST JanCap Growth                                                                                AST JanCap Growth
         AST Janus Strategic Value                                                                AST Janus Strategic Value
         AST Alliance/Bernstein Growth + Value                                        AST Alliance/Bernstein Growth + Value
         AST Sanford Bernstein Core Value                                                  AST Sanford Bernstein Core Value
         AST Cohen & Steers Realty                                                                AST Cohen & Steers Realty
         AST Sanford Bernstein Managed Index 500                                    AST Sanford Bernstein Managed Index 500
         AST American Century Income & Growth                                          AST American Century Income & Growth
         AST Alliance Growth and Income                                                      AST Alliance Growth and Income
         AST MFS Growth with Income                                                              AST MFS Growth with Income
         AST INVESCO Equity Income                                                                AST INVESCO Equity Income
         AST AIM Balanced                                                                                  AST AIM Balanced
         AST American Century Strategic Balanced                                    AST American Century Strategic Balanced
         AST T. Rowe Price Asset Allocation                                              AST T. Rowe Price Asset Allocation
         AST T. Rowe Price Global Bond                                                        AST T. Rowe Price Global Bond
         AST Federated High Yield                                                                  AST Federated High Yield
         AST Lord Abbett Bond-Debenture                                                      AST Lord Abbett Bond-Debenture
         AST PIMCO Total Return Bond                                                            AST PIMCO Total Return Bond
         AST PIMCO Limited Maturity Bond                                                    AST PIMCO Limited Maturity Bond
         AST Money Market                                                                                  AST Money Market

         MV Emerging Markets                                       Emerging Markets portfolio of Montgomery Variable Series

         WFVT Equity Income                                           Equity Income portfolio of Wells Fargo Variable Trust
         WFVT Equity Value                                             Equity Value portfolio of Wells Fargo Variable Trust

         Rydex Nova                                                                  Nova portfolio of Rydex Variable Trust
         Rydex Ursa                                                                  Ursa portfolio of Rydex Variable Trust
         Rydex OTC                                                                    OTC portfolio of Rydex Variable Trust

         INVESCO VIF Technology                             Technology portfolio of INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Health Sciences                   Health Sciences portfolio of INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Financial Services             Financial Services portfolio of INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Telecommunications                                                     Telecommunications portfolio of
                                                                                    INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Dynamics                                 Dynamics portfolio of INVESCO Variable Investment Funds, Inc.

         EVA Omega                                                      Omega portfolio of Evergreen Variable Annuity Trust
         EVA Equity Index                                        Equity Index portfolio of Evergreen Variable Annuity Trust
         EVA Foundation                                            Foundation portfolio of Evergreen Variable Annuity Trust
         EVA Global Leaders                                    Global Leaders portfolio of Evergreen Variable Annuity Trust
         EVA Special Equity                                    Special Equity portfolio of Evergreen Variable Annuity Trust
         EVA Capital Growth                                    Capital Growth portfolio of Evergreen Variable Annuity Trust
         EVA Blue Chip                                              Blue Chip portfolio of Evergreen Variable Annuity Trust
         EVA Perpetual International                  Perpetual International portfolio of Evergreen Variable Annuity Trust

         ProFund VP Europe 30                                                            Europe 30 portfolio of ProFunds VP
         ProFund VP UltraSmall-Cap                                                  UltraSmall-Cap portfolio of ProFunds VP
         ProFund VP UltraOTC                                                              UltraOTC portfolio of ProFunds VP
         ProFund VP OTC                                                                        OTC portfolio of ProFunds VP
         ProFund VP Bear                                                                      Bear portfolio of ProFunds VP
         ProFund VP Bull Plus                                                            Bull Plus portfolio of ProFunds VP
         ProFund VP Biotechnology                                                    Biotechnology portfolio of ProFunds VP
         ProFund VP Energy                                                                  Energy portfolio of ProFunds VP
         ProFund VP Financial                                                            Financial portfolio of ProFunds VP
         ProFund VP Healthcare                                                          Healthcare portfolio of ProFunds VP
         ProFund VP Real Estate                                                        Real Estate portfolio of ProFunds VP
         ProFund VP Technology                                                          Technology portfolio of ProFunds VP
         ProFund VP Telecommunications                                          Telecommunications portfolio of ProFunds VP
         ProFund VP Utilities                                                            Utilities portfolio of ProFunds VP

         First Trust(R)10 Uncommon Values                                       First Trust(R)10 Uncommon Values portfolio of
                                                                                           First Defined Portfolio Fund LLC

         SP Jennison International Growth                 SP Jennison International Growth portfolio of Prudential VIF Fund

A brief summary of the investment  objectives and policies of each  underlying  mutual fund portfolio is found in the  Prospectuses.
More detailed information about the investment  objectives,  policies,  charges,  operations,  the attendant risks and other details pertaining  to each  underlying  mutual fund  portfolio  are  described in the  prospectus  of each  underlying  mutual fund and the statements of additional  information for such underlying  mutual fund. Also included in such  information is the investment  policy of each  mutual  fund or  portfolio  regarding  the  acceptable  ratings  by  recognized  rating  services  for bonds and other debt obligations.  There can be no guarantee that any underlying mutual fund or portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual fund or portfolio  thereof may or may not be  diversified  as defined in the  Investment  Company
Act. The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.  Generally,  each  portfolio  issues a separate  class of shares.  Shares of the  underlying  mutual  fund  portfolios  are available to separate  accounts of life insurance  companies  offering  variable annuity and variable life insurance  products.  The shares may also be made available,  subject to obtaining all required regulatory  approvals,  for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Code.

We may make other  underlying  mutual  funds  available by creating  new  Sub-accounts.  Additionally,  new  portfolios  may be made available  by the  creation  of new  Sub-accounts  from time to time.  Such a new  portfolio  of an  underlying  mutual  fund may be disclosed in its  prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account to invest in that portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life  Assurance  Corporation  Separate  Account D, also referred to as Separate  Account D, was  established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We have sole discretion over the investment  managers  retained to manage the assets  maintained in Separate Account D. We currently employ  investment  managers for Separate Account D. Each manager we employ is responsible for investment  management of a different portion of Separate  Account D. From time to time additional  investment  managers may be employed or investment  managers may cease being employed.  We are under no obligation to employ or continue to employ any investment manager(s).

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address  the  matching  of the  durations  of the assets  with the durations of  obligations  supported by such assets.  We believe  these  matching  requirements  are designed to control an insurer's  ability to risk investing in long-term  assets to support short term interest rate  guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard & Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

We may or may not be able to obtain  approval  in the  future in  certain  jurisdictions  of  endorsements  to  individual  or group annuities that include the type of Fixed  Allocations  offered  pursuant to this  Prospectus.  If such approval is obtained,  we may take those steps needed to make such Fixed  Allocations  available to purchasers to whom  Annuities were issued prior to the date of such approval.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the  securities  offered  through this  prospectus  and  Statement of Additional  Information.  American  Skandia Life  Assurance
Corporation and American Skandia Investment Services,  Incorporated ("ASISI"),  the investment manager of American Skandia Trust and
American  Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer  through which it receives a portion of brokerage  commissions  in connection  with  purchases and sales of securities  held by portfolios of
American Skandia Trust which are offered as underlying investment options under the Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities  and Exchange Act of 1934  ("Exchange  Act") and is a member of the National  Association  of  Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  may be payable  based on a percentage of Purchase  Payments  made,  up to a maximum of 1.0%.  Ongoing  compensation  of up to 1.25% per year of the Account  Value is also payable.  We may also provide  compensation for providing  ongoing service to you in relation to the Annuity.  Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2000: $355,445,427;  1999: $296,723,325;  1998:
$184,371,068.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money market-type  Sub-accounts (like the AST Money Market Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
---------------------------
The  current  yield  of a money  market-type  Sub-account  is  calculated  based  upon a seven  day  period  ending  on the  date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound yield for a money market-type  Sub-account  according to the method prescribed by the Securities and
Exchange  Commission.  The effective  yield  reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.
Net  investment  income for yield  quotation  purposes  will not include  either  realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the AST Money Market  Sub-account  during the last seven days of the calendar year ending prior to the date of this  Prospectus.  At the  beginning of the seven day period,  the  hypothetical  contract  had a balance of one Unit.  The current and  effective  yields reflect the recurring  charge against the  Sub-account.  Please note that current and effective  yield  information  will fluctuate.
This information may not provide a basis for comparisons with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                      -----------                       -------------                     ---------------
                   AST Money Market                         4.64%                              4.74%

Total Return
------------
Total return for the other Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance  of the  underlying  mutual fund  portfolios in the form of "Standard"  and  "Non-standard"  Total
Returns.  "Standard Total Return" figures assume that all charges and fees are applicable,  including any contingent  deferred sales charge  that may apply for the period  shown.  "Non-standard  Total  Return"  figures  may be used that do not  reflect all fees and charges.  Non-standard  Total Returns are calculated in the same manner as  standardized  returns except that the  calculations  may assume no redemption at the end of the applicable  periods.  Standard and  Non-standard  Total returns will not reflect charges that apply to either Optional Death Benefit.

Some of the  underlying  mutual  fund  portfoliosexisted  prior  to the  inception  of these  Sub-accounts.  Performance  quoted  in advertising  regarding such  Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial  offering of the Annuities,  or periods during which the underlying  mutual fund portfolios have been in existence,  but the
Sub-accounts  have not. Such  hypothetical  performance is calculated  using the same  assumptions  employed in  calculating  actual performance  since inception of the  Sub-accounts.  Under our  understanding of current SEC positions,  hypothetical  performance of the  underlying  mutual fund  portfolios  prior to the existence of the  Sub-accounts  may only be presented as  Non-Standard  Total
Returns.

As described in the Prospectus,  Annuities may be offered in certain  situations in which the Annual  Maintenance Fee or the portion of the Insurance  Charge for  administrative  costs may be eliminated or reduced.  Advertisements  of performance in connection with the offer of such Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31, 2000.  The  "inception-to-date"  figures shown below are based on the inception  date of an  underlying  mutual fund  portfolio.
"N/A" means "not  applicable"  and indicates  that the  underlying  mutual fund  portfolio  was not in operation for the  applicable period.  Any  performance of such  portfolios  prior to inception of a Sub-account is provided by the underlying  mutual funds.  The total return for any Sub-account reflecting performance prior to such Sub-account's inception is based on such information.

                                 --------------------------------------------------
                                               Standard Total Return
                                 --------------------------------------------------
                                 --------------------------------------------------
                                        (Assuming maximum maintenance fees)
                                 --------------------------------------------------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------

AST Founders Passport 1             -31.3    11.97      9.45       0          0
AST Scudder Japan 2                   0        0         0         0       -17.53
AST AIM International Equity 3     -27.57    11.51     11.76      9.34      10.42
AST Janus Overseas Growth           #N/A      #N/A      #N/A      #N/A      #N/A
AST American Century               -17.33    16.37       0         0        15.64
International Growth
AST American Century               -18.58     5.96      5.97       0        4.80
International Growth II 4
AST MFS Global Equity               -8.53      0         0         0        0.53
AST Janus Small-Cap Growth 5        #N/A      #N/A      #N/A      #N/A      #N/A
AST Scudder Small-Cap Growth 6     -22.11      0         0         0        9.47
AST Federated Aggressive Growth 2     0        0         0         0        -9.30
AST Goldman Sachs Small-Cap         31.9     11.66       0         0        11.67
  Value 7
AST Gabelli Small-Cap Value 8       20.08     1.61       0         0        7.43
AST Janus Mid-Cap Growth 9            0        0         0         0       -34.26
AST NB Mid-Cap Growth 10            -9.42    17.12     16.19       0        16.52
AST NB Mid-Cap Value 11             25.63     7.98      11.5       0        10.16
AST Alger All-Cap Growth           -32.59      0         0         0       -32.59
AST Gabelli All-Cap Value 2           0        0         0         0        0.57
AST Kinetics Internet 2               0        0         0         0       -19.96
AST T. Rowe Price Natural           24.93    11.07     12.46       0        12.79
Resources
AST Alliance Growth 12               -15     12.07       0         0        12.50
AST MFS Growth                      -7.9       0         0         0        3.09
AST Marsico Capital Growth         -15.51    21.02       0         0        20.94
AST JanCap Growth                  -31.98    19.88     22.53       0        18.87
AST Janus Strategic Value 2           0        0         0         0        -1.82
AST Cohen & Steers Realty           24.34     1.22       0         0        1.23
AST Sanford Bernstein Managed      -10.15     10.6       0         0        10.61
Index 500 13
AST American Century Income &      -12.08     5.63       0         0        9.18
Growth 14
AST Alliance Growth and Income 15   3.98      9.65     13.47       0        12.87
AST MFS Growth with Income          -1.27      0         0         0        2.91
AST INVESCO Equity Income           3.21      8.27     12.22       0        11.88
AST AIM Balanced 16                 -5.76     7.67      9.78       0        9.39
AST American Century Strategic      -4.53     8.3        0         0        9.16
Balanced
AST T. Rowe Price Asset             -1.94     7.52     10.08       0        9.83
Allocation
AST T. Rowe Price Global Bond 17    -1.91     0.05     -0.09       0        0.66
AST Federated High Yield           -11.02     -3.3      2.53       0        3.54
AST Lord Abbett Bond-Debenture 2      0        0         0         0        1.17
AST PIMCO Total Return Bond         9.94      4.94      4.98       0        5.30
AST PIMCO Limited Maturity          6.84      4.28      4.21       0        4.37
Bond

MV Emerging Markets                -29.59    -11.04      0         0        -7.18

WFVT Equity Income                  0.84       0         0         0        0.27
WFVT Equity Value                   4.24       0         0         0        -1.73

Rydex Nova                         -21.47      0         0         0        -9.36
Rydex Ursa                          14.36      0         0         0        3.63
Rydex OTC                          -39.09      0         0         0        2.32

---------------------------------- -------- --------- --------- --------- ----------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
INVESCO VIF Technology             -24.54      0         0         0        20.12
INVESCO VIF Health Sciences         28.63      0         0         0        36.90
INVESCO VIF Financial Services      22.97      0         0         0        32.55
INVESCO VIF                        -27.25      0         0         0        8.54
  Telecommunications
INVESCO VIF Dynamics                -4.96      0         0         0        26.15

Evergreen VA Omega                    0        0         0         0       -10.13
Evergreen VA Equity Index             0        0         0         0        23.45
Evergreen VA Foundation               0        0         0         0        -5.33
Evergreen VA Global Leaders           0        0         0         0        -3.58
Evergreen VA Special Equity        -10.03      0         0         0        4.44
Evergreen VA Capital Growth           0        0         0         0       -20.22
Evergreen VA Blue Chip                0        0         0         0       -13.05
Evergreen VA Perpetual              -9.75      0         0         0        8.25
  International

ProFund VP Europe 30               -14.06      0         0         0        4.25
ProFund VP UltraSmall-Cap 18       -23.28      0         0         0        -6.95
ProFund VP UltraOTC                -73.77      0         0         0       -33.03

First Trust(R)10 Uncommon Values       0        0         0         0       -25.72
19
---------------------------------- -------- --------- --------- --------- ----------

1.       Effective  October 15, 1996,  Founders Asset  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to October 15,
     1996,  Seligman Henderson Co. served as Sub-advisor of the Portfolio,  then named "Seligman  Henderson  International Small Cap
     Portfolio."
2.       These Portfolios were first offered as Sub-accounts on October 23, 2000.
3.       Effective May 3, 1999, A I M Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October 15, 1996 and
     May 3, 1999, Putnam Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam International
     Equity."  Prior to October 15, 1996,  Seligman  Henderson Co. served as  Sub-advisor  of the  Portfolio,  then named  "Seligman
     Henderson International Equity Portfolio."
4.       Effective May 1, 2000, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Prior to May 1,
     2000,  Rowe  Price-Fleming  International,  Inc.  served as  Sub-advisor  of the  Portfolio,  then  named  "AST T.  Rowe  Price
     International Equity Portfolio."
5.       Effective December 31, 1998, Janus Capital  Corporation  became  Sub-advisor of the Portfolio.  Prior to December 31, 1998,
     Founders Asset Management, LLC served as Sub-advisor of the Portfolio, then named "Founders Capital Appreciation Portfolio."
6.       Effective May 1, 2001, the name of the portfolio  changed to the "AST Scudder  Small-Cap  Growth  Portfolio".  Prior to May
     1, 2001 the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
7.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor of the Portfolio.  Prior to May 1, 2001, Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value."
8.       Effective  October 23, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T.
     Rowe Price  Associates,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price  Small  Company  Value
     Portfolio."
9.       This Portfolio was first offered as a Sub-account on May 1, 2000.
10.      Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Berger Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
11.      Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
12.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Oppenheimer Large-Cap Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company  Investment  Management,  L.P. served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
13.      Effective  May 1, 2000,  Sanford C.  Bernstein & Co.,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2000,
     Bankers Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
14.      Effective May 3, 1999, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam
     Value Growth & Income."
15.      Effective May 1, 2000,  Alliance  Capital  Management,  L.P.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 2000,
     Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
16.      Effective May 3, 1999, A I M Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October 15, 1996 and
     May 3, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam  Balanced."
     Prior to October 15, 1996, Phoenix  Investment  Counsel,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix
     Balanced Asset Portfolio."
17.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became  Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was changed to the "AST T. Rowe Price  Global  Bond".  Effective  May 1, 1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 1996,  Scudder,  Stevens & Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
18.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.
19.      This Portfolio was first offered as a Sub-account on July 3, 2000.

Some of the underlying  portfolios may be subject to an expense  reimbursement  or waiver that in the absence of such  reimbursement or waiver would reduce the portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since performance is not fixed.  Actual  performance will depend on the type,  quality and, for some of the Sub-accounts, the maturities of the  investments  held by the underlying  mutual funds and upon prevailing  market  conditions and the response of the underlying  mutual funds to such  conditions.  Actual  performance will also depend on changes in the expenses of the underlying mutual funds.  In addition, the amount of charges against each Sub-account will affect performance.

The  information  provided by these  measures may be useful in reviewing the  performance of the  Sub-accounts,  and for providing a basis for  comparison  with other  annuities.  These  measures  may be less useful in  providing a basis for  comparison  with other investments that neither provide some of the benefits of such annuities nor are treated in a similar fashion under the Code.

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period  applies to each day in the period.  The net investment  factor is an index that measures the  investment  performance of and charges  assessed  against a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation  Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the  underlying  mutual fund  shares  held by that  Sub-account  at the end of the current
                  Valuation  Period plus the per share amount of any dividend or capital  gain  distribution  declared and unpaid by the underlying mutual fund during that Valuation Period; plus or minus

2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset value per share plus any declared and unpaid  dividends per share of the  underlying  mutual fund shares held in that Sub-account at the end of the preceding Valuation Period; plus or minus
2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the mortality and expense risk charges and the administration charge.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the MVA.

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a
                                                                                                                         -----
reduction to the interest rate determined according to the index.
---------

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of
     -----
indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes will be subject to approval by the Securities and Exchange  Commission and the Insurance  Department of the  jurisdiction in which  your  Annuity  was  delivered.  (For  Annuities  issued as  certificates  of  participation  in a group  contract,  it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).
    ---------

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA (see "Account Value of the Fixed Allocations").

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
--------------------------------------------
The market  value  adjustment  ("MVA") is used in  determining  the Account  Value of each Fixed  Allocation.  The  formula  used to determine  the MVA is applied  separately  to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account  Value is being  determined.  Current Rates and  available  Guarantee  Periods are those for the class of Annuities you purchase pursuant to the Prospectus available in conjunction with this Statement of Additional Information.

The formula is:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the interest rate being credited to the Fixed Allocation;

                  J is the interest rate (for your class of annuity) being credited to new Fixed  Allocations  with
                  Guarantee  Period  durations  equal to the number of years  (rounded to the next  higher  integer when  occurring  on  other  than  an  anniversary  of the  beginning  of the  Fixed  Allocation's
                  Guarantee Period) remaining in your Fixed Allocation Guarantee Period;

                  N is the number of months  (rounded to the next higher  integer  when  occurring  on other than a monthly  anniversary  of the  beginning of the  Guarantee  Period)  remaining  in such  Guarantee
                  Period.

The formula that applies if you surrender the Annuity pursuant to the free-look provision is [(1 + I)/(1 + J)]N/12.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date.  The formula may be changed if Additional
Amounts have been added to a Fixed Allocation.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
-------------
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote  shares of the  underlying  mutual  funds or  portfolios  in which the  Sub-accounts  invest in the manner  directed by
Owners.  Owners give instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each  Sub-account  from various  classes that may invest in the same  underlying  mutual fund portfolio.

The number of votes for an underlying  mutual fund or portfolio will be determined as of the record date for such underlying  mutual fund or portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent accountant;  (c) approval of changes to the investment advisory agreement or adoption of a new investment  advisory agreement;  (d) any change in the fundamental  investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
------------
We reserve the right to any or all of the  following:  (a)  combine a  Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion thereof with other "unitized"  separate  accounts;  (c) terminate  offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other "non-unitized"  separate accounts; (e) deregister Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form  permitted by law;  (g) make  changes  required by any change in the  Securities  Act of 1933,  the
Exchange Act of 1934 or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes  required by any change in other Federal or state laws relating to retirement  annuities or annuity contracts; and (j) discontinue offering any variable investment option at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We notify you (and/or any payee during the payout phase) of any  modification  to your  Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
------------------------
We may defer any  distribution  or transfer from a Fixed  Allocation or an annuity payout for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a distribution  or transfer from any Fixed  Allocation or any annuity payout for more than thirty days,  or less where  required by law, we pay interest at the minimum rate  required by law but not less than 3% or at least 4% if required by your  contract,  per year on the amount  deferred.  We may defer payment of proceeds of any  distribution from any  Sub-account  or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the  transaction is effected.  Any deferral  period begins on the date such  distribution  or transfer  would  otherwise  have been  transacted  (see
"Pricing of Transfers and Distributions").

All procedures,  including  payment,  based on the valuation of the  Sub-accounts  may be postponed  during the period:  (1) the New
York Stock  Exchange is closed (other than  customary  holidays or weekends) or trading on the New York Stock Exchange is restricted as  determined  by the SEC; (2) the SEC permits  postponement  and so orders;  or (3) the SEC  determines  that an emergency  exists making valuation or disposal of securities not reasonably practical.

Misstatement of Age or Sex
--------------------------
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
----------------
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2000 and 1999, and for each of the three years in the period  ended  December  31,  2000,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Variable  Account B - Class 1 at December 31, 2000 and 1999 and for the years then ended,  appearing in this Prospectus and  Registration  Statement have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their reports  thereon appearing  elsewhere  herein,  and are included in reliance  upon such reports  given upon the  authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)

The statements  which follow in Appendix A are those of American  Skandia Life  Assurance  Corporation  Variable  Account B (Class 1
Sub-accounts)  as of December 31, 2000 and for the periods ended December 31, 2000 and 1999. There are other  Sub-accounts  included in Variable Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your written or oral request.  Please  address your request to American  Skandia Life Assurance  Corporation,  Attention:
Customer Service,  P.O. Box 7038,  Bridgeport,  Connecticut  06601-7038.  Our phone number is  1-800-752-6342.  You may also forward such a request electronically to our Customer Service Department at customerservice@americanskandia.com.

                         APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
                                             Variable Account B (Class 1 Sub-accounts)

                                                                                     Independent Auditor's Report

To the Contractowners of
       American Skandia Life Assurance Corporation
       Variable Account B - Class 1 and the
       Board of Directors and Shareholder of
       American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the accompanying  statement of assets,  liabilities and contractowners'  equity of the seventy-one  sub-accounts of American Skandia Life Assurance  Corporation  Variable Account B -
Class 1, referred to in Note 1, as of December 31, 2000,  the related  statement of operations  for the year then ended and the  statements of changes in net assets for the years ended  December 31,
2000 and 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements are free of material misstatement.  An audit includes examining,  on a test basis, evidence supporting the amounts and disclosures in the financial statements.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the financial  position of the seventy-one  sub-accounts of American Skandia Life Assurance
Corporation  Variable  Account B - Class 1, referred to in Note 1, at December 31, 2000, the results of their  operations for the year then ended, and changes in their net assets for the years ended
December 31, 2000 and 1999 in conformity with accounting principles generally accepted in the United States.

                                                                                                                                                                  /s/Ernst & Young

Hartford, Connecticut
February 2, 2001

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B --- CLASS 1
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNER'S EQUITY
AS OF DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------     ------------------------------------------------------------------------------------------------------------------------

                                              ASSETS                                                                                                      LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            AIM Balanced Portfolio - 45,497,908 shares ( cost $608,445,652)                               $ 605,122,179      Payable to American Skandia Life Assurance Corporation                                                      $ 6,485,204
            AIM International Equity Portfolio - 27,646,748 shares ( cost $719,616,964)                     609,334,332      Payable to Evergreen Funds                                                                                      557,581
            Alger All Cap Growth Portfolio - 27,836,067 shares ( cost $257,979,693)                         190,398,697      Payable to INVESCO                                                                                           16,142,290
            Alger Growth Portfolio - 138,402,600 shares ( cost $1,383,911,762)                            1,317,592,754      Payable to Montgomery                                                                                         1,558,144
            Alger Mid-Cap Growth Portfolio - 88,304,086 shares ( cost $882,921,578)                         862,730,922      Payable to ProFunds                                                                                             320,362
            Alliance Growth & Income Portfolio - 71,905,125 shares ( cost $1,494,437,353)                 1,537,331,572      Payable to Davis Funds                                                                                            3,245
                                                                                                                                                                                                                                    -----------------
            Alliance Growth Portfolio - 29,594,220 shares ( cost $506,928,904)                              448,352,431                                Total Liabilities                                                                  25,066,826
            American Century International Growth I Portfolio - 16,778,817 shares ( cost $322,799,790)      304,703,325
            American Century International Growth II Portfolio - 29,591,041 shares ( cost $414,485,387)     366,928,914
            American Century Income and Growth Portfolio - 35,425,266 shares ( cost $492,850,025)           461,236,957
            American Century Startegic Balanced Portfolio - 15,059,035 shares ( cost $205,792,088)          206,308,773
            Cohens & Steers Real Estate Portfolio - 12,137,221 shares ( cost $113,422,912)                  123,556,909
            Federated Aggressive Growth Portfolio - 196,052 shares ( cost $1,877,366)                         1,784,071
            Federated High Yield Bond Portfolio - 48,667,311 shares ( cost $539,568,883)                    472,559,593                                   NET ASSETS
            Founders Passport Portfolio - 17,574,595 shares ( cost $317,494,063)                            261,861,462                                                                                                  Unit
            Gabelli All-Cap Value Portfolio - 1,269,709 shares ( cost $12,640,969)                           12,811,368      Contractowners' Equity                                                     Units            Value
            Gabelli Small-Cap Value Portfolio - 23,888,678 shares ( cost $276,119,872)                      311,030,594                  AST - AIM Balanced Portfolio                                    30,290,413         $ 19.98      605,122,179
            Invesco Equity Income Portfolio - 62,779,632 shares ( cost $1,080,043,669)                    1,104,293,722                  AST - AIM International Equity Portfolio                        19,112,622           31.88      609,334,332
            Jancap Growth Portfolio - 116,382,481 shares ( cost $5,175,066,093)                           4,082,697,429                  AST - Alger All Cap Growth Portfolio                            28,229,631            6.74      190,398,697
            Janus Overseas Growth Portfolio - 54,988,664 shares ( cost $1,258,399,206)                    1,029,387,786                  AST - Alger Growth Portfolio                                   138,664,577            9.50    1,317,592,754
            Janus Mid-Cap Growth Portfolio - 9,337,582 shares ( cost $87,106,144)                            62,001,543                  AST - Alger Mid-Cap Growth Portfolio                            88,470,750            9.75      862,730,922
            Janus Small-Cap Growth Portfolio - 27,056,250 shares ( cost $809,439,874)                       549,241,876                  AST - Alliance Growth & Income Portfolio                        53,536,296           28.72    1,537,331,572
            Janus Strategic Value Portfolio - 584,499 shares ( cost $5,791,466)                               5,757,311                  AST - Alliance Growth Portfolio                                 25,796,792           17.38      448,352,431
            Kemper Small Cap Value Portfolio - 65,047,617 shares ( cost $901,040,937)                       762,358,068                  AST - American Century International Growth I Portfolio         17,007,352           17.92      304,703,325
            Kinetics Internet Portfolio - 116,052 shares ( cost $1,019,394)                                     931,899                  AST - American Century International Growth II Portfolio        26,340,548           13.93      366,928,914
            Lord Abbett Bond Debenture Portfolio - 648,523 shares ( cost $6,528,278)                          6,582,509                  AST - American Century Income and Growth Portfolio              32,388,202           14.24      461,236,957
            Lord Abbett Small Cap Value Portfolio - 14,564,590 shares ( cost $175,113,823)                  211,914,783                  AST - American Century Startegic Balanced Portfolio             14,498,180           14.23      206,308,773
            Marsico Capital Growth Portfolio - 93,086,164 shares ( cost $1,662,628,238)                   1,684,859,573                  AST - Cohens & Steers Real Estate Portfolio                     11,891,188           10.39      123,556,909
            MFS Global Equity Portfolio - 2,760,630 shares ( cost $29,453,425)                               28,241,250                  AST - Federated Aggressive Growth Portfolio                        196,575            9.08        1,784,071
            MFS Growth Portfolio - 7,390,457 shares ( cost $84,949,589)                                      78,043,228                  AST - Federated High Yield Bond Portfolio                       36,914,825           12.80      472,559,593
            MFS Growth with Income Portfolio - 6,827,511 shares ( cost $72,523,701)                          71,893,686                  AST -  Founders Passport Portfolio                              16,245,805           16.12      261,861,462
            Money Market - 2,232,816,113 shares ( cost $2,232,816,113)                                    2,232,816,052                  AST - Gabelli All-Cap Value Portfolio                            1,273,094           10.06       12,811,368
            Neuberger & Berman Mid-Cap Growth Portfolio - 31,757,740 shares ( cost $813,345,414)            686,919,917                  AST - Gabelli Small-Cap Value Portfolio                         23,298,524           13.35      311,030,594
            Neuberger & Berman Mid-Cap Value Portfolio - 55,763,860 shares ( cost $798,422,622)             939,621,047                  AST - Invesco Equity Income Portfolio                           50,171,495           22.01    1,104,293,722
            PIMCO Limited Bond Portfolio - 35,829,128 shares ( cost $382,409,136)                           396,986,740                  AST -  Jancap Growth Portfolio                                  99,250,773           41.14    4,082,697,429
            PIMCO Total Return Bond Portfolio - 102,482,705 shares ( cost $1,141,782,869)                 1,188,799,380                  AST - Janus Overseas Growth Portfolio                           57,327,711           17.96    1,029,387,786
            Sanford Bernstein Mgt Index 500 Portfolio - 52,405,958 shares ( cost $715,949,276)              661,887,253                  AST -  Janus Mid-Cap Growth Portfolio                            9,426,102            6.58       62,001,543
            Scudder Japan Portfolio - 84,308 shares ( cost $740,937)                                            696,383                  AST - Janus Small-Cap Growth Portfolio                          25,535,093           21.51      549,241,876
            T. Rowe Price Asset Allocation Portfolio - 21,024,024 shares ( cost $348,757,292)               380,955,322                  AST - Janus Strategic Value Portfolio                              586,058            9.82        5,757,311
            T. Rowe Price Global Bond Portfolio - 12,519,936 shares ( cost $123,891,948)                    117,687,398                  AST - Kemper Small Cap Value Portfolio                          63,621,279           11.98      762,358,068
            T. Rowe Price Natural Resources Portfolio - 7,846,994 shares ( cost $111,451,439)               129,475,401                  AST - Kinetics Internet Portfolio                                  116,363            8.01          931,899
      The Alger American Fund (AAF)                                                                                                      AST - Lord Abbett Bond Debenture Portfolio                         650,253           10.12        6,582,509
            Small Capitalization Portfolio - 0 shares ( cost $0)                                                      -                  AST - Lord Abbett Small Cap Value Portfolio                     15,193,053           13.95      211,914,783
            Growth Portfolio - 0 shares ( cost $0)                                                                    -                  AST - Marsico Capital Growth Portfolio                          94,627,691           17.81    1,684,859,573
            Midcap Growth Portfolio - 0 shares ( cost $0)                                                             -                  AST - MFS Global Equity Portfolio                                2,803,013           10.08       28,241,250
      Davis Funds:                                                                                                                       AST - MFS Growth Portfolio                                       7,515,486           10.38       78,043,228
            Davis Value Fund  - 175,419 shares ( cost $1,925,004)                                             1,940,139                  AST - MFS Growth with Income Portfolio                           6,937,627           10.36       71,893,686
      Evergreen Funds:                                                                                                                   AST - Money Market                                             172,493,206           12.94    2,232,816,052
            VA Blue Chip Fund - 352,988 shares ( cost $3,450,577)                                             3,159,246                  AST - Neuberger & Berman Mid-Cap Growth Portfolio               26,517,850           25.90      686,919,917
            VA Capital Growth Fund - 202,158 shares ( cost $3,068,964)                                        3,321,455                  AST - Neuberger & Berman Mid-Cap Value Portfolio                44,558,699           21.09      939,621,047
            VA Equity Index Fund - 278,608 shares ( cost $3,134,055)                                          2,869,663                  AST - PIMCO Limited Bond Portfolio                              31,046,956           12.79      396,986,740
            VA Foundation Fund - 499,518 shares ( cost $7,718,392)                                            7,292,962                  AST - PIMCO Total Return Bond Portfolio                         82,545,240           14.40    1,188,799,380
            VA Global Leaders Fund - 650,255 shares ( cost $9,685,789)                                        9,363,666                  AST - Sanford Bernstein Mgt Index 500 Portfolio                 48,835,089           13.55      661,887,253
            VA Omega Fund - 770,266 shares ( cost $16,503,494)                                               13,071,421                  AST - Scudder Japan Portfolio                                       84,394            8.25          696,383
            VA Perpetual International Fund - 31,752 shares ( cost $501,353)                                    499,460                  AST - T. Rowe Price Asset Allocation Portfolio                  19,704,198           19.33      380,955,322
            VA Small Cap Value Fund - 68,492 shares ( cost $761,429)                                            801,354                  AST - T. Rowe Price Global Bond Portfolio                       11,219,502           10.49      117,687,398
            VA Special Equity Fund - 1,796,517 shares ( cost $21,787,376)                                    19,061,042                  AST - T. Rowe Price Natural Resources Portfolio                  6,520,983           19.86      129,475,401
            VA Strategic Income Fund - 129,312 shares ( cost $1,243,188)                                      1,165,101                  AAF - Small Capitalization Portfolio                                     -               -                -
      INVESCO Variable Investment Funds ( INVESCO ):                                                                                     AAF - Growth Portfolio                                                   -               -                -
            VIF Dynamics Fund - 8,289,826 shares ( cost $179,756,576)                                       150,957,726                  AAF - Mid Cap Growth Portfolio                                           -               -                -
            VIF Financial Services Fund - 14,295,717 shares ( cost $181,050,694)                            197,852,718                  Davis Value Fund                                                   195,203            9.94        1,940,139
            VIF Health Sciences Fund - 13,540,803 shares ( cost $262,294,225)                               282,867,376                  Evergreen - VA Blue Chip Fund                                      351,338            8.99        3,159,246
            VIF Telecommunications Fund - 16,287,999 shares ( cost $262,818,508)                            197,247,663                  Evergreen - VA Capital Growth Fund                                 268,886           12.35        3,321,455
            VIF Technology Fund - 12,968,372 shares ( cost $520,689,315)                                    367,912,719                  Evergreen - VA Equity Index Fund                                   302,954            9.47        2,869,663
      Montgomery Variable Series ( Montgomery ):                                                                                         Evergreen - VA Foundation Fund                                     755,890            9.65        7,292,962
            Emerging Markets Portfolio - 11,779,888 shares ( cost $109,263,676)                              91,411,931                  Evergreen - VA Global Leaders Fund                                 887,758           10.55        9,363,666
      Neuberger & Berman Advisors Managers Trust (NBAMT):                                                                                Evergreen - VA Omega Fund                                        1,637,475            7.98       13,071,421
            Partners Portfolio - 0 shares ( cost $0)                                                                  -                  Evergreen - VA Perpetual International Fund                         57,408            8.70          499,460
      Nike:                                                                                                                              Evergreen - VA Small Cap Value Fund                                 65,490           12.24          801,354
            First Trust 10 Portfolio - 2,383,401 shares ( cost $24,925,293)                                  19,996,733                  Evergreen - VA Special Equity Fund                               1,731,145           11.01       19,061,042
      ProFunds:                                                                                                                          Evergreen - VA Strategic Income Fund                               118,558            9.83        1,165,101
            VP Ultra OTC - 7,053,693 shares ( cost $279,098,229)                                            108,909,026                  INVESCO - VIF Dynamics Fund                                     11,409,827           13.23      150,957,726
            VP Europe - 766,229 shares ( cost $25,005,771)                                                   24,496,343                  INVESCO - VIF Financial Services Fund                           14,091,636           14.04      197,852,718
            VP Ultra Small Cap - 1,083,805 shares ( cost $29,942,314)                                        29,923,850                  INVESCO - VIF Health Sciences Fund                              19,381,405           14.59      282,867,376
      Rydex Inc.:                                                                                                                        INVESCO - VIF Telecommunications Fund                           17,856,118           11.05      197,247,663
            Nova - 9,061,059 shares ( cost $138,251,709)                                                    125,858,116                  INVESCO - VIF Technology Fund                                   29,491,113           12.48      367,912,719
            Ursa - 3,959,094 shares ( cost $23,685,316)                                                      24,110,882                  Montgomery - Emerging Markets Portfolio                         12,899,472            7.09       91,411,931
            OTC - 14,660,596 shares ( cost $495,656,851)                                                    334,701,417                  NBAMT - Partners                                                         -               -                -
      Wells Fargo Variable Trust (WFVT):                                                                                                 Nike - First Trust 10 Portfolio                                  2,690,435            7.43       19,996,733
            Equity Value Fund - 4,379,638 shares ( cost $41,523,121)                                         42,482,491                  Profunds - VP Ultra OTC                                         17,597,528            6.19      108,909,026
            Equity Income Fund - 297,077 shares ( cost $4,906,339)                                            5,053,288                  Profunds - VP Europe                                             2,327,562           10.52       24,496,343
                                                                                                   ---------------------
                          Total Invested Assets                                                          26,574,022,197                  Profunds - VP Ultra Small Cap                                    3,258,574            9.18       29,923,850
                                                                                                                                         Rydex - Nova                                                    14,799,352            8.50      125,858,116
                                                                                                                                         Rydex - Ursa                                                     2,269,599           10.62       24,110,882
                                                                                                                                         Rydex - OTC                                                     32,179,793           10.40      334,701,417
Receivable from AST                                                                                          22,840,645                  WFVT - Equity Value Fund                                         4,442,888            9.56       42,482,491
Receivable from AAF                                                                                             476,668                  WFVT - Equity Income Fund                                          502,986           10.05        5,053,288
                                                                                                                                                                                                                                    -----------------
Receivable from Nike                                                                                             55,346                                Total Contractowner's Equity                                                   26,574,022,197
Receivable from WFVT                                                                                             65,399
Receivable from Rydex                                                                                         1,628,768
                                                                                                   --------------------
                          Total Receivables                                                                  25,066,826

                                                                                                   --------------------                                                                                                            -----------------
                          Total Assets                                                                 $ 26,599,089,023                                Total Liabilities & Contractowner's Equity                                   $ 26,599,089,023
                                                                                                   =====================                                                                                                            =================

------------------------------------------------------------------------------------------------------------------------     ------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

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                                                                                  Class 1 Sub-account Investing In:                                                                                Class 1 Sub-account Investing In:
                                                        Class 1 Sub-account Investing In:                                                                                                         Class 1 Sub-account Investing In:
                                                          Class 1 Sub-account Investing In:
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                                                                                                                      AST - AIM                    AST - AIM                  AST - Alger                  AST - Alger                  AST - Alger
     AST - Alliance               AST - Alliance              AST - American Century            AST - American Century            AST - American Century             AST - American Century            AST - Cohens & Steers             AST - Federated
          AST - Federated               AST - Founders               AST - Gabelli                 AST - Gabelli                 AST - Invesco                AST - Jancap
                                                                                            Total                      Balanced              International Equity            All Cap Growth                   Growth                   Mid Cap Growth
    Growth & Income                   Growth                  International Growth I           International Growth II               Income & Growth                   Strategic Balanced                   Real Estate                 Aggressive
Growth             High Yield Bond                  Passport                  All-Cap Value                 Small Cap Value               Equity Income                   Growth
                                                                                  -------------------------------------------------------------------------------------------------------------------------------------------------------------
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INVESTMENT INCOME:
   Income
      Dividends                                                                                $ 117,364,437                 $ 10,559,162                 $ 1,445,456                          $ -                          $ -                          $ -
              $ 14,231,378                          $ -                                $ -                        $ 970,867                        $ 2,028,006                        $ 3,093,632                      $ 1,856,677                          $ -
                $ 55,217,782                          $ -                          $ -                    $ 1,497,043                $ 19,151,179                  $ 7,313,255
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                       (181,184,307)                  (8,147,404)                 (9,859,769)                  (2,587,208)                  (2,567,277)                  (1,635,667)
               (20,593,822)                  (6,195,333)                        (3,475,709)                      (5,973,163)                        (6,244,529)                        (3,001,302)                      (1,230,492)
(1,332)                  (7,521,789)                  (4,570,840)                     (19,246)                    (3,855,132)                (15,164,398)                 (78,539,897)
                                                                                  -------------------------------------------------------------------------------------------------------------------------------------------------------------
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NET INVESTMENT INCOME (LOSS)                                                                     (63,819,870)                   2,411,758                  (8,414,313)                  (2,587,208)                  (2,567,277)                  (1,635,667)
                (6,362,444)                  (6,195,333)                        (3,475,709)                      (5,002,296)                        (4,216,523)                            92,330                          626,185
(1,332)                  47,695,993                   (4,570,840)                     (19,246)                    (2,358,089)                  3,986,781                  (71,226,642)
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REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                         4,860,461,566                   66,575,786                 619,213,903                  105,214,087                   33,402,518                   84,110,327
               343,726,635                  118,831,888                        292,911,616                      276,326,506                         83,890,915                         27,385,768                       87,029,368                       76,907
                 315,499,624                  437,095,244                    2,971,486                    158,163,876                 267,806,531                1,540,228,581
   Cost of Securities Sold                                                                     4,233,729,700                   49,527,306                 569,950,324                  135,053,246                   34,733,510                   88,361,942
               324,627,656                   85,279,790                        269,983,932                      253,909,665                         71,802,027                         21,880,896                       80,784,164                       80,407
                 371,474,298                  501,630,506                    3,033,181                    164,778,661                 252,895,954                  953,942,235

                                                                                  -------------------------------------------------------------------------------------------------------------------------------------------------------------
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       Net Gain (Loss)                                                                           626,731,866                   17,048,480                  49,263,579                  (29,839,159)                  (1,330,992)                  (4,251,615)
                19,098,979                   33,552,098                         22,927,684                       22,416,841                         12,088,888                          5,504,872                        6,245,204
(3,500)                 (55,974,674)                 (64,535,262)                     (61,695)                    (6,614,785)                 14,910,577                  586,286,346
   Short-Term Capital Gain Distributions Received                                                198,119,056                   15,593,430                  42,274,776                            -                            -                            -
                28,626,858                   21,766,953                          4,168,123                        1,072,304                         14,387,977                          8,645,270                                -                            -
                           -                   34,077,777                            -                      5,797,795                  21,707,793                            -
   Long-Term Capital Gain Distributions Received                                                 829,048,609                   19,977,640                  50,998,367                            -                            -                            -
               136,102,637                    7,826,295                          1,712,809                       45,437,971                          7,385,611                          3,492,584                                -                            -
                           -                   19,819,525                            -                      7,244,970                  53,088,804                  475,961,396
                                                                                  -------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                                       1,653,899,531                   52,619,550                 142,536,722                  (29,839,159)                  (1,330,992)                  (4,251,615)
               183,828,474                   63,145,346                         28,808,616                       68,927,116                         33,862,476                         17,642,726                        6,245,204
(3,500)                 (55,974,674)                 (10,637,960)                     (61,695)                     6,427,980                  89,707,174                1,062,247,742
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                         2,797,006,986                   90,021,509                 237,653,998                            -                            -                            -
               164,437,017                   90,979,758                         54,317,354                      101,100,943                         55,066,347                         27,961,775                       (1,104,266)                           -
                 (17,468,297)                  71,235,177                            -                    (11,124,827)                 84,407,782                1,849,522,716
   End of Period                                                                              (1,525,767,024)                  (3,323,475)               (110,282,633)                 (67,580,996)                 (66,319,007)                 (20,190,656)
                42,894,219                  (58,576,473)                       (18,096,465)                     (47,556,473)                       (31,613,068)                           516,686                       10,133,996
(93,295)                 (67,009,291)                 (55,632,602)                     170,400                     34,910,721                  24,250,053               (1,092,368,665)
                                                                                  -------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                    (4,322,774,010)                 (93,344,984)               (347,936,631)                 (67,580,996)                 (66,319,007)                 (20,190,656)
              (121,542,798)                (149,556,231)                       (72,413,819)                    (148,657,416)                       (86,679,415)                       (27,445,089)                      11,238,262
(93,295)                 (49,540,994)                (126,867,779)                     170,400                     46,035,548                 (60,157,729)              (2,941,891,381)
                                                                                  -------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ (2,732,694,349)               $ (38,313,676)             $ (213,814,222)              $ (100,007,363)               $ (70,217,276)               $ (26,077,938)
              $ 55,923,232                $ (92,606,218)                     $ (47,080,912)                   $ (84,732,596)                     $ (57,033,462)                      $ (9,710,033)                    $ 18,109,651                    $
(98,127)               $ (57,819,675)              $ (142,076,579)                    $ 89,459                   $ 50,105,439                $ 33,536,226             $ (1,950,870,281)
                                                                                  =============================================================================================================================================================
================================================================================================================================================================================================================================================
===============================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------                           ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Class 1 Sub-account Investing In:                                                                                  Class 1 Sub-account Investing
In:                                                                                         Class 1 Sub-account Investing In:                                                                                                       Class 1 Sub-account
Investing In:                                                                                   Class 1 Sub-account Investing In:
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     AST - Janus                  AST - Janus                 AST - Janus                  AST - Janus                  AST - Kemper
     AST - Kinetics             AST - Lord Abbett               AST - Lord Abbett                   AST - Marsico                       AST - MFS                          AST - MFS                         AST - MFS                         AST
  AST - Neuberger & Berman     AST - Neuberger & Berman           AST - PIMCO                   AST - PIMCO             AST - Sanford Bernstein          AST - Scudder                 AST - T. Rowe Price
                                                                                                                   Overseas Growth              Mid-Cap Growth              Small-Cap Growth             Strategic Value              Small-Cap Value
        Internet                  Bond Debenture                 Small Cap Value                    Capital Growth                    Global Equity                     Growth Portfolio                 Growth with Income                Money Market
       Mid-Cap Growth               Mid-Cap Value                 Limited Bond               Total Return Bond                 Index 500                     Japan                       Asset Allocation
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                               $ 9,184,903                         $ -                          $ -                          $ -                          $ -
                       $ -                          $ -                                $ -                              $ -                            $ 5,497                            $ 3,088                         $ 10,604                $ 113,132,628
                         $ -                  $ 2,080,786                 $ 20,440,624                   $ 51,823,520                 $ 3,330,996                      $ 1,232                     $ 10,114,959
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                                      (20780,638)                   (432,066)                 (14,260,238)                      (7,665)                 (12,994,136)
                    (2,132)                      (4,642)                        (1,636,480)                     (24,931,385)                          (179,741)                          (558,629)                        (479,051)
(27,056,772)                  (9,739,008)                 (10,020,702)                  (5,272,032)                   (15,141,999)                 (9,505,808)                      (2,317)                      (5,780,398)
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------
NET INVESTMENT INCOME (LOSS)                                                                                                  (11,595,735)                   (432,066)                 (14,260,238)                      (7,665)                 (12,994,136)
                    (2,132)                      (4,642)                        (1,636,480)                     (24,931,385)                          (174,244)                          (555,541)                        (468,447)                  86,075,856
                  (9,739,008)                  (7,939,916)                  15,168,592                     36,681,521                  (6,174,812)                      (1,085)                       4,334,561
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                                      1,129,149,583                  22,958,901                  364,563,038                       74,369                  516,831,075
                   817,332                    1,491,563                         39,468,963                      467,185,960                         13,005,959                          1,948,251                        5,886,140               10,416,107,793
                 864,796,399                  259,315,076                  192,552,556                    324,120,456                 349,987,079                   12,363,273                       94,823,013
   Cost of Securities Sold                                                                                                    680,306,707                  23,878,722                  193,642,802                       75,197                  321,714,296
                   908,575                    1,477,391                         32,253,151                      300,660,276                         13,185,957                          1,747,867                        5,771,355               10,416,107,793
                 750,055,661                  238,952,539                  195,367,589                    338,576,262                 337,694,876                   12,356,503                       65,544,532

                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------
       Net Gain (Loss)                                                                                                        448,842,876                    (919,821)                 170,920,236                         (828)                 195,116,779
                   (91,243)                      14,172                          7,215,812                      166,525,684                           (179,998)                           200,384                          114,785                            -
                 114,740,738                   20,362,537                   (2,815,033)                   (14,455,806)                 12,292,203                        6,770                       29,278,481
   Short-Term Capital Gain Distributions Received                                                                                       -                           -                  108,835,676                            -                   48,014,769
                         -                            -                                  -                       38,447,314                              2,102                                  -                                -                        7,418
                           -                    2,504,895                            -                              -                  29,402,872                            -                           12,411
   Long-Term Capital Gain Distributions Received                                                                               12,868,245                           -                   19,660,270                            -                            -
                         -                            -                                  -                        4,805,973                                (19)                                 -                                -                          629
                  13,201,805                            -                            -                              -                  10,226,842                            -                        4,049,288
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET REALIZED GAIN (LOSS)                                                                                                      461,711,121                    (919,821)                 299,416,182                         (828)                 243,131,548
                   (91,243)                      14,172                          7,215,812                      209,778,971                           (177,915)                           200,384                          114,785                        8,047
                 127,942,543                   22,867,432                   (2,815,033)                   (14,455,806)                 51,921,917                        6,770                       33,340,180
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                        558,256,845                           -                  592,176,377                            -                  329,253,045
                         -                            -                          4,845,224                      501,644,806                            105,895                            325,814                          252,209                            -
                 124,170,953                  (15,947,584)                   2,050,978                    (34,751,893)                 65,257,049                            -                       78,285,428
   End of Period                                                                                                             (229,011,421)                (25,104,601)                (260,197,998)                     (34,155)                (138,682,868)
                   (87,495)                      54,231                         36,800,960                       22,231,335                         (1,212,175)                        (6,906,361)                        (630,016)
                (126,425,497)                 141,198,425                   14,577,604                     47,016,511                 (54,062,023)                     (44,554)                      32,198,030
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET UNREALIZED GAIN (LOSS)                                                                                                   (787,268,266)                (25,104,601)                (852,374,375)                     (34,155)                (467,935,913)
                   (87,495)                      54,231                         31,955,736                     (479,413,471)                        (1,318,070)                        (7,232,175)                        (882,225)                           -
                (250,596,450)                 157,146,009                   12,526,626                     81,768,404                (119,319,072)                     (44,554)                     (46,087,398)
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $              (337,152,880)             $  (26,456,488)              $ (567,218,431)                   $ (42,648)              $ (237,798,501)
                $ (180,870)                    $ 63,761                       $ 37,535,068                   $ (294,565,885)                      $ (1,670,229)                      $ (7,587,332)                    $ (1,235,887)                $ 86,083,903
              $ (132,392,915)               $ 172,073,525                 $ 24,880,185                  $ 103,994,119               $ (73,571,967)                   $ (38,869)                    $ (8,412,657)
===============================================================================================================================================================================================================================================
================================================================================================================================================================================================================================================
============================================================================================================================================================================================================    =============================

----------------------------------------------------------------------------------                           ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------                           ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Class 1 Sub-account Investing In:                                                                                  Class 1 Sub-account Investing
In:                                                                                         Class 1 Sub-account Investing In:                                                                                                       Class 1 Sub-account
Investing In:                                                                                   Class 1 Sub-account Investing In:
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                           Montgomery
                                                                                                                 AST - T. Rowe Price          AST - T. Rowe Price                Davis                      Evergreen                    Evergreen
       Evergreen                    Evergreen                       Evergreen                         Evergreen                         Evergreen                          Evergreen                         Evergreen                      Evergreen
          INVESCO                   INVESCO - VIF                INVESCO - VIF                 INVESCO - VIF                 INVESCO - VIF                  Emerging                           Nike
                                                                                                                     Global Bond               Natural Resources                 Value                     VA Blue Chip              VA Capital Growth
    VA Equity Index               VA Foundation                 VA Global Leaders                      VA Omega                 VA Perpetual International             VA Small Cap Value                VA Special Equity             VA Strategic Income
        VIF Dynamics              Financial Services            Health Sciences              Telecommunications               Technology                    Markets                       First Trust 10
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                               $ 2,122,503                   $ 914,180                          $ -                      $ 7,326                         $ 21
                  $ 27,778                    $ 114,162                           $ 44,237                          $ 7,089                                $ -                            $ 6,479                              $ -                     $ 98,792
                         $ -                          $ -                          $ -                            $ -                         $ -                          $ -                              $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                                      (1,792,339)                 (1,570,035)                      (7,091)                     (14,685)                     (12,703)
                   (15,310)                     (36,758)                           (80,000)                         (68,960)                            (3,121)                            (3,199)                        (167,241)
(6,625)                  (1,595,528)                  (1,211,729)                  (1,894,806)                    (3,166,966)                 (5,283,922)                  (1,747,842)                        (116,259)
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------
NET INVESTMENT INCOME (LOSS)                                                                                                      330,164                    (655,855)                      (7,091)                      (7,359)                     (12,682)
                    12,468                       77,404                            (35,763)                         (61,871)                            (3,121)                             3,280                         (167,241)                      92,167
                  (1,595,528)                  (1,211,729)                  (1,894,806)                    (3,166,966)                 (5,283,922)                  (1,747,842)                        (116,259)
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                                         38,985,338                 102,575,783                       20,153                       24,451                       10,836
                    34,749                      157,893                          7,687,135                            5,091                          1,028,573                             26,247                        2,620,060                       48,824
                 149,011,538                   90,691,898                   85,929,824                    378,330,230                 542,973,728                  169,274,865                        8,378,218
   Cost of Securities Sold                                                                                                     43,081,981                  91,012,465                       20,222                       24,940                       10,616
                    37,798                      162,879                          7,708,439                            6,845                          1,072,606                             24,730                        2,334,861                       48,911
                 146,920,527                   84,529,770                   85,135,450                    406,637,855                 582,214,157                  161,881,004                        9,517,408

                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------
       Net Gain (Loss)                                                                                                         (4,096,643)                 11,563,318                          (69)                        (489)                         220
                    (3,049)                      (4,986)                           (21,304)                          (1,754)                           (44,033)                             1,517                          285,199
(87)                   2,091,011                    6,162,128                      794,374                    (28,307,625)                (39,240,429)                   7,393,861                       (1,139,190)
   Short-Term Capital Gain Distributions Received                                                                                       -                           -                       15,648                            -                            -
                       253                            -                                  -                            2,510                                  -                              9,679                          171,516                            -
                      62,765                      145,778                      241,040                        576,651                     835,153                            -                                -
   Long-Term Capital Gain Distributions Received                                                                                        -                           -                          782                            -                        1,342
                       270                          528                                  -                            2,999                                  -                             14,910                                -                            -
                      96,357                            -                       27,254                              -                      36,079                            -                                -
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET REALIZED GAIN (LOSS)                                                                                                       (4,096,643)                 11,563,318                       16,361                         (489)                       1,562
                    (2,526)                      (4,458)                           (21,304)                           3,755                            (44,033)                            26,106                          456,715
(87)                   2,250,133                    6,307,906                    1,062,668                    (27,730,974)                (38,369,197)                   7,393,861                       (1,139,190)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                         (7,013,215)                  6,283,253                            -                            -                            -
                         -                            -                             17,274                                -                                  -                                  -                          200,289                            -
                   3,218,773                       69,846                      419,823                      9,624,329                  12,339,485                   27,264,672                                -
   End of Period                                                                                                               (6,204,550)                 18,023,963                       15,135                     (291,331)                     252,491
                  (264,391)                    (425,429)                          (322,123)                      (3,432,073)                            (1,892)                            39,925                       (2,726,334)
(78,087)                 (28,798,850)                  16,802,025                   20,573,152                    (65,570,845)               (152,776,597)                 (17,851,745)                      (4,928,560)
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET UNREALIZED GAIN (LOSS)                                                                                                        808,665                  11,740,710                       15,135                     (291,331)                     252,491
                  (264,391)                    (425,429)                          (339,397)                      (3,432,073)                            (1,892)                            39,925                       (2,926,623)
(78,087)                 (32,017,623)                  16,732,179                   20,153,329                    (75,195,174)               (165,116,082)                 (45,116,417)                      (4,928,560)
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------    -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                                (2,957,814)               $ 22,648,173                     $ 24,405                   $ (299,179)                   $ 241,371
                $ (254,449)                  $ (352,483)                        $ (396,464)                    $ (3,490,189)                         $ (49,046)                          $ 69,311                     $ (2,637,149)                    $ 13,993
               $ (31,363,018)                $ 21,828,356                 $ 19,321,191                 $ (106,093,114)             $ (208,769,201)               $ (39,470,398)                    $ (6,184,009)
===============================================================================================================================================================================================================================================
================================================================================================================================================================================================================================================
===============================================================================================================================================================================================================    =============================

----------------------------------------------------------------------------------                           ----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------                           ----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Class 1 Sub-account Investing In:                                                                                  Class 1 Sub-account Investing
In:                                                                                         Class 1 Sub-account Investing In:
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     ProFunds VP                  ProFunds VP                 ProFunds VP                     Rydex                        Rydex
         Rydex                         WFVT                            WFVT                              AAF                               AAF
                                                                                                                      Ultra OTC                     Europe                  Ultra Small Cap                    Nova                         Ursa
          OTC                      Equity Value                   Equity Income                         Growth                           Mid Cap
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                                       $ -                         $ -                     $ 17,083                  $ 1,405,459                    $ 540,747
                       $ -                    $ 201,101                           $ 35,781                              $ -                                $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                                      (2,304,406)                   (584,610)                    (478,265)                  (2,173,428)                    (282,431)
                (7,131,232)                    (416,181)                           (35,246)                     (20,524,239)                       (11,337,429)
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                                   (2,324,406)                   (584,610)                    (461,182)                    (767,969)                     258,316
                (7,131,232)                    (215,080)                               535                      (20,524,239)                       (11,337,429)
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                                        268,307,700                 439,631,403                  505,437,761                  615,533,775                  288,580,337
             1,348,678,957                   11,771,053                            672,048                    1,859,045,856                      1,945,486,466
   Cost of Securities Sold                                                                                                    345,292,231                 462,400,156                  527,324,581                  656,066,029                  285,457,105
             1,447,179,733                   11,662,186                            694,081                    1,986,500,941                      1,851,969,288

                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                                                                        (76,984,531)                (22,768,753)                 (21,886,820)                 (40,532,254)                   3,123,232
               (98,500,776)                     108,867                            (22,033)                    (127,455,085)                        93,517,178
   Short-Term Capital Gain Distributions Received                                                                              10,478,413                     103,873                      373,920                    4,195,856                            -
                22,196,279                            -                             17,497                       97,498,532                         82,891,348
   Long-Term Capital Gain Distributions Received                                                                               10,547,630                       4,511                      100,453                    6,620,180                            -
                 2,537,941                            -                             41,852                      119,119,331                         20,954,477
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                                                                      (55,958,488)                (22,660,369)                 (21,412,447)                 (29,716,218)                   3,123,232
               (73,766,556)                     108,867                             37,316                       89,162,778                        197,363,003
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                         15,930,549                     220,897                      455,895                    5,121,889                     (439,010)
                55,906,048                     (560,713)                             3,150                      257,603,833                        112,117,870
   End of Period                                                                                                             (170,189,204)                   (509,428)                     (18,463)                 (12,393,594)                     425,567
              (160,955,435)                     959,371                            146,949                                -                                  -
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                                   (186,119,753)                   (730,325)                    (474,358)                 (17,515,483)                     864,577
              (216,861,483)                   1,520,084                            143,799                     (257,603,833)                      (112,117,870)
                                                                                                             ----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                                                        $  (23,975,304)               $ (22,347,987)               $ (47,999,670)                 $ 4,246,125
            $ (297,759,271)                 $ 1,413,871                          $ 181,650                   $ (188,965,294)                      $ 73,907,704
===============================================================================================================================================================================================================================================
===============================================================================================================================================================================

----------------------------------------------------------------------------------                           ----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                       AST - AIM                                                 AST - AIM
            AST - Alger                                               AST - Alger                                                 AST - Alger                                                                AST - Alliance
         AST - Alliance                                        AST - American Century                                    AST - American Century
                                                                                                            Total                                                 Balanced Portfolio                                       International Equity
           All Cap Growth                                                Growth                                                  Mid-Cap Growth                                                              Growth & Income
                 Growth                                            International Growth I                                   International Growth II
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended
             Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                   Jan. 2,* thru                   Year Ended                     Year Ended
Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
           Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec.
31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                $ (71,016,722)                  $ (37,572,377)                 $ 2,411,758                  $ 3,720,742                 $ (8,414,313)                $
(7,564,947)                $ (2,587,208)                         $ -                 $ (2,567,277)                          $ -                   $ (1,635,667)                          $ -                    $ (6,362,444)                 $ (5,466,386)
           $ (6,195,333)                $ (3,987,309)                $ (3,475,709)                $ (1,384,306)                $ (5,002,296)               $ (3,132,947)
     Net Realized Gain (Loss)                                                                    3,137,063,351                   2,594,363,071                   52,619,550                   42,409,808                  142,536,722
109,500,383                  (29,839,159)                           -                   (1,330,992)                            -                     (4,251,615)                            -                     183,828,474                   182,734,127
              63,145,346                   35,673,158                   28,808,616                    5,239,075                   68,927,116                  50,858,290
     Net Unrealized Gain (Loss) On Investments                                                  (8,146,306,514)                  3,506,090,943                  (93,344,984)                  30,997,262                 (347,936,631)
185,965,568                  (67,580,996)                           -                  (66,319,007)                            -                    (20,190,656)                            -                    (121,542,798)                   (6,412,196)
            (149,556,231)                  51,556,829                  (72,413,819)                  53,932,229                 (148,657,416)                 72,468,212
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                         (5,080,259,885)                  6,062,881,637                  (38,313,676)                  77,127,812                 (213,814,222)
287,901,004                 (100,007,363)                           -                  (70,217,276)                            -                    (26,077,938)                            -                      55,923,232                   170,855,545
             (92,606,218)                  83,242,678                  (47,080,912)                  57,786,998                  (84,732,596)                120,193,555
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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     Transfers of Annuity Fund Deposits                                                          7,657,892,463                   6,349,042,029                  155,449,449                   64,854,057                  165,491,349
55,175,029                  140,745,244                            -                    6,729,763                             -                      4,373,488                             -                     161,825,964                   255,394,560
            105,010,204                   41,281,198                  120,636,499                   28,463,642                   24,961,846                  33,425,909
     Net Transfers Between Sub-accounts                                                             18,352,124                      15,484,304                   71,392,669                  (13,140,413)                 (11,374,177)
(34,579,212)                 161,697,109                            -                1,399,927,736                             -                    894,250,483                             -                         332,482                   (25,357,099)
             119,674,414                  (51,303,563)                  99,179,233                   (4,789,257)                 (28,332,452)                (82,874,435)
     Surrenders                                                                                 (2,709,688,618)                 (1,755,533,481)                 (72,863,196)                 (41,811,935)                 (74,573,053)
(47,332,474)                 (12,036,293)                           -                  (18,847,469)                            -                     (9,815,111)                            -                    (137,097,989)                 (101,401,105)
             (32,355,026)                 (18,794,885)                 (16,509,380)                  (8,373,745)                 (35,808,042)                (31,080,164)
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                          4,966,555,969                   4,608,992,852                  153,978,922                    9,901,709                   79,544,119
(26,736,657)                 290,406,060                            -                1,387,810,030                             -                    888,808,860                             -                      25,060,457                   128,636,356
             192,329,592                  (28,817,250)                 203,306,352                   15,300,640                  (39,178,648)                (80,528,690)
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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TOTAL INCREASE (DECREASE) IN NET ASSETS                                                           (113,703,916)                 10,671,874,489                  115,665,246                   87,029,521                 (134,270,103)
261,164,347                  190,398,697                            -                1,317,592,754                             -                    862,730,922                             -                      80,983,689                   299,491,901
              99,723,374                   54,425,428                  156,225,440                   73,087,638                 (123,911,244)                 39,664,865
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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NET ASSETS:
     Beginning of Period                                                                        26,687,726,113                  16,015,851,624                  489,456,933                  402,427,412                  743,604,435
482,440,088                                                         -                                                          -                                                            -                   1,456,347,883                 1,156,855,982
             348,629,057                  294,203,629                  148,477,885                   75,390,247                  490,840,158                 451,175,293
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     End of Period                                                                            $ 26,574,022,197                $ 26,687,726,113                $ 605,122,179                $ 489,456,933                $ 609,334,332                $
743,604,435                $ 190,398,697                          $ -              $ 1,317,592,754                           $ -                  $ 862,730,922                           $ -                 $ 1,537,331,572               $ 1,456,347,883
           $ 448,352,431                $ 348,629,057                $ 304,703,325                $ 148,477,885                $ 366,928,914               $ 490,840,158
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
=================================================================================================================================================================================================
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                                   AST - American Century                                      AST - American Century                                     AST - Cohens & Steers
                            AST - Federated                            AST - Federated                                              AST - Founders                                                               AST - Gabelli
             AST - Gabelli                                             AST - INVESCO                                             AST - JanCap
                                                                                                       Income & Growth                                            Strategic Balanced                                            Real Estate
                            Aggressive Growth                           High Yield Bond                                                 Passport                                                                  All Cap Value
             Small Cap Value                                            Equity Income                                                Growth
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended
             Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended
Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
           Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec.
31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                 $ (4,216,523)                   $ (1,870,742)                    $ 92,330                 $ (1,375,378)                   $ 626,185                    $
232,870                     $ (1,332)                         $ -                 $ 47,695,993                  $ 35,815,076                   $ (4,570,840)                 $ (1,480,975)                      $ (19,246)                          $ -
        $ (2,358,089)                $ (1,530,582)                 $ 3,986,781                  $ 1,566,627                $ (71,226,642)              $ (60,311,575)
     Net Realized Gain (Loss)                                                                       33,862,476                      13,331,439                   17,642,726                    2,868,743                    6,245,204
(3,031,748)                      (3,500)                           -                  (55,974,674)                  (13,574,620)                   (10,637,960)                   22,483,774                         (61,695)                            -
              6,427,980                  (16,397,924)                  89,707,174                   73,836,927                1,062,247,742               1,034,785,585
     Net Unrealized Gain (Loss) On Investments                                                     (86,679,415)                     37,248,776                  (27,445,089)                  16,065,624                   11,238,262
1,897,123                      (93,295)                           -                  (49,540,994)                  (19,561,275)                  (126,867,779)                   69,144,522                         170,400                             -
            46,035,548                   14,734,309                  (60,157,729)                   8,043,868               (2,941,891,381)                873,924,691
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                            (57,033,462)                     48,709,473                   (9,710,033)                  17,558,989                   18,109,651
(901,755)                     (98,127)                           -                  (57,819,675)                    2,679,181                   (142,076,579)                   90,147,321                          89,459                             -
           50,105,439                   (3,194,197)                  33,536,226                   83,447,422               (1,950,870,281)              1,848,398,701
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     Transfers of Annuity Fund Deposits                                                            150,905,022                      91,265,885                   39,478,424                   87,292,136                   17,208,495
19,294,009                      329,092                            -                   75,723,630                   156,671,542                    149,947,892                    12,039,709                       2,547,865                             -
             32,789,977                   46,713,574                  148,061,102                  197,744,545                  977,864,053               1,067,968,042
     Net Transfers Between Sub-accounts                                                             52,232,815                      36,249,731                  (12,175,711)                  23,644,848                   42,112,008
4,829,373                    1,555,293                            -                  (91,887,293)                  (70,561,975)                    70,736,589                    (2,429,028)                     10,269,636                             -
            10,829,929                  (68,408,489)                  18,295,872                  (10,371,533)                (195,978,719)                (63,694,319)
     Surrenders                                                                                    (30,668,893)                    (15,256,845)                 (19,008,080)                 (10,557,524)                  (5,854,644)
(2,478,936)                      (2,187)                           -                  (51,387,823)                  (65,132,053)                   (23,527,301)                   (8,395,572)                        (95,592)                            -
            (19,805,822)                 (14,739,893)                 (90,064,766)                 (69,353,138)                (480,860,576)               (308,428,489)
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     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                            172,468,944                     112,258,771                    8,294,633                  100,379,460                   53,465,859
21,644,446                    1,882,198                            -                  (67,551,487)                   20,977,514                    197,157,180                     1,215,109                      12,721,909                             -
             23,814,084                  (36,434,808)                  76,292,208                  118,019,874                  301,024,758                 695,845,234
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TOTAL INCREASE (DECREASE) IN NET ASSETS                                                            115,435,482                     160,968,244                   (1,415,400)                 117,938,449                   71,575,510
20,742,691                    1,784,071                            -                 (125,371,161)                   23,656,695                     55,080,601                    91,362,430                      12,811,368                             -
             73,919,523                  (39,629,005)                 109,828,434                  201,467,296               (1,649,845,523)              2,544,243,935
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NET ASSETS:
     Beginning of Period                                                                           345,801,475                     184,833,231                  207,724,173                   89,785,724                   51,981,399
31,238,708                            -                            -                  597,930,754                   574,274,059                    206,780,861                   115,418,431                               -                             -
            237,111,071                  276,740,076                  994,465,288                  792,997,992                5,732,542,952               3,188,299,017
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     End of Period                                                                               $ 461,236,957                   $ 345,801,475                $ 206,308,773                $ 207,724,173                $ 123,556,909                 $
51,981,399                  $ 1,784,071                          $ -                $ 472,559,593                 $ 597,930,754                  $ 261,861,462                 $ 206,780,861                    $ 12,811,368                           $ -
          $ 311,030,594                $ 237,111,071              $ 1,104,293,722                $ 994,465,288              $ 4,082,697,429             $ 5,732,542,952
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
=================================================================================================================================================================================================
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                                         AST - Janus                                   AST - Janus                                               AST - Janus
            AST - Janus                                               AST - Kemper                                               AST - Kinetics                                              AST - Lord Abbett                                           AST -
Lord Abbett                                           AST - Marsico                                               AST - MFS
                                                                                                       Overseas Growth                                Mid Cap Growth                                           Small Cap Growth
          Strategic Value                                           Small Cap Value                                                 Internet                                                  Bond Debenture                                              Small
Cap Value                                            Capital Growth                                            Global Equity
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended
             Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended
Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
           Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec.
31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                $ (11,595,735)                  $ (11,482,288)                  $ (432,066)                         $ -                $ (14,260,238)                $
(7,487,156)                    $ (7,665)                         $ -                $ (12,994,136)                 $ (5,984,455)                      $ (2,132)                          $ -                        $ (4,642)                          $ -
           $ (1,636,480)                  $ (763,677)               $ (24,931,385)               $ (14,194,102)                  $ (174,244)                   $ (2,458)
     Net Realized Gain (Loss)                                                                      461,711,121                      86,208,113                     (919,821)                           -                  299,416,182
71,628,371                         (828)                           -                  243,131,548                    46,393,894                        (91,243)                            -                          14,172                             -
              7,215,812                     (578,929)                 209,778,971                   74,897,698                     (177,915)                      2,732
     Net Unrealized Gain (Loss) On Investments                                                    (787,268,266)                    540,902,236                  (25,104,601)                           -                 (852,374,375)
576,061,780                      (34,155)                           -                 (467,935,913)                  329,253,045                        (87,495)                            -                          54,231                             -
              31,955,736                    5,818,500                 (479,413,471)                 434,097,479                   (1,318,070)                    105,895
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                           (337,152,880)                    615,628,061                  (26,456,488)                           -                 (567,218,431)
640,202,995                      (42,648)                           -                 (237,798,501)                  369,662,484                       (180,870)                            -                          63,761                             -
              37,535,068                    4,475,894                 (294,565,885)                 494,801,075                   (1,670,229)                    106,169
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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     Transfers of Annuity Fund Deposits                                                            197,489,457                     224,252,910                   41,691,279                            -                   74,706,240
201,984,481                    1,198,718                            -                  195,980,211                    24,773,868                        219,281                             -                         381,262                             -
              34,444,437                   27,031,518                  437,999,730                  463,545,461                   15,258,139                     191,307
     Net Transfers Between Sub-accounts                                                           (208,315,999)                    102,132,687                   48,369,579                            -                 (240,856,158)
282,244,629                    4,611,520                            -                   77,321,399                   466,186,888                        895,947                             -                       6,285,816                             -
              77,428,084                    2,025,241                    1,192,958                  191,591,888                   14,176,486                     993,155
     Surrenders                                                                                    (99,261,698)                    (51,686,777)                  (1,602,827)                           -                  (69,689,069)
(36,756,036)                     (10,279)                           -                  (93,364,141)                  (40,404,140)                        (2,459)                            -                        (148,330)                            -
              (7,219,612)                  (4,015,662)                (116,886,757)                 (63,339,875)                    (808,466)                     (5,311)
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     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                           (110,088,240)                    274,698,820                   88,458,031                            -                 (235,838,987)
447,473,074                    5,799,959                            -                  179,937,469                   450,556,616                      1,112,769                             -                       6,518,748                             -
             104,652,909                   25,041,097                  322,305,931                  591,797,474                   28,626,159                   1,179,151
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TOTAL INCREASE (DECREASE) IN NET ASSETS                                                           (447,241,120)                    890,326,881                   62,001,543                            -                 (803,057,418)
1,087,676,069                    5,757,311                            -                  (57,861,032)                  820,219,100                        931,899                             -                       6,582,509                             -
               142,187,977                   29,516,991                   27,740,046                1,086,598,549                   26,955,930                   1,285,320
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NET ASSETS:
     Beginning of Period                                                                         1,476,628,906                     586,302,025                                                                          1,352,299,294
264,623,225                                                         -                  820,219,100                             -                                                            -                                                             -
              69,726,806                   40,209,815                1,657,119,527                  570,520,978                    1,285,320                           -
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     End of Period                                                                             $ 1,029,387,786                 $ 1,476,628,906                 $ 62,001,543                          $ -                $ 549,241,876              $
1,352,299,294                  $ 5,757,311                          $ -                $ 762,358,068                 $ 820,219,100                      $ 931,899                           $ -                     $ 6,582,509                           $ -
             $ 211,914,783                 $ 69,726,806              $ 1,684,859,573              $ 1,657,119,527                 $ 28,241,250                 $ 1,285,320
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
=================================================================================================================================================================================================
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                          AST - MFS                                                     AST - MFS                                                    AST
                    AST - Neuberger & Berman                                   AST - Neuberger & Berman                           AST - PIMCO                                                   AST - PIMCO
             AST - Sanford Bernstein                         AST - Scudder                                          AST - T. Rowe Price
                                                                                           Growth                                                    Growth with Income                                         Money Market
                       Mid-Cap Growth                                            Mid-Cap Value                                     Limited Bond                                               Total Return Bond
        Mgt Index 500                                     Japan                                                Asset Allocation
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended
             Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended
Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
           Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec.
31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                   $ (555,541)                       $ (5,717)                  $ (468,447)                   $ (10,271)                $ 86,075,856                 $
46,585,670                 $ (9,739,008)                $ (3,839,123)                $ (7,939,916)                 $ (4,007,600)                  $ 15,168,592                  $ 12,671,629                    $ 36,681,521                  $ 25,089,716
           $ (6,174,812)                $ (5,272,629)                    $ (1,085)                         $ -                  $ 4,334,561                 $ 1,503,986
     Net Realized Gain (Loss)                                                                          200,384                          24,866                      114,785                        2,272                        8,047
102,571                  127,942,543                   23,072,954                   22,867,432                    10,017,751                     (2,815,033)                    2,864,491                     (14,455,806)                   33,733,795
          51,921,917                   46,972,582                        6,770                            -                   33,340,180                  21,555,570
     Net Unrealized Gain (Loss) On Investments                                                      (7,232,175)                        325,814                     (882,225)                     252,209                            -
  -                 (250,596,450)                 103,877,551                  157,146,009                   (17,133,949)                    12,526,626                    (8,532,984)                     81,768,404                   (82,414,622)
    (119,319,072)                  38,367,719                      (44,554)                           -                  (46,087,398)                 10,237,305
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                             (7,587,332)                        344,963                   (1,235,887)                     244,210                   86,083,903
46,688,241                 (132,392,915)                 123,111,382                  172,073,525                   (11,123,798)                    24,880,185                     7,003,136                     103,994,119                   (23,591,111)
            (73,571,967)                  80,067,672                      (38,869)                           -                   (8,412,657)                 33,296,861
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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     Transfers of Annuity Fund Deposits                                                             46,406,264                       2,446,515                   40,430,301                    2,917,984                2,187,885,020
1,806,007,531                  209,722,652                   46,001,103                   76,507,818                    69,866,864                     58,016,105                    80,167,192                     152,548,125                   268,341,763
               128,906,590                  201,370,761                       58,175                            -                   47,515,910                 101,878,102
     Net Transfers Between Sub-accounts                                                             36,501,515                       1,847,389                   26,408,968                    4,659,382               (1,907,385,235)
(107,458,454)                 275,227,841                  (21,926,231)                 121,890,621                   357,483,913                    (26,152,462)                    1,458,005                      70,099,983                   (61,802,224)
               54,492,760                   64,320,676                      675,465                            -                  (51,381,193)                 (3,944,915)
     Surrenders                                                                                     (1,891,041)                        (25,045)                  (1,486,200)                     (45,073)                (455,810,549)
(333,344,784)                 (50,346,767)                 (18,862,465)                 (66,037,832)                  (45,253,125)                   (49,212,541)                  (37,887,402)                   (100,516,156)                  (82,490,942)
              (48,367,355)                 (28,116,927)                       1,612                            -                  (40,281,811)                (32,369,634)
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                             81,016,738                       4,268,859                   65,353,070                    7,532,293                 (175,310,764)
1,365,204,293                  434,603,726                    5,212,407                  132,360,607                   382,097,652                    (17,348,898)                   43,737,795                     122,131,952                   124,048,597
               135,031,995                  237,574,510                      735,252                            -                  (44,147,094)                 65,563,553
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                             73,429,406                       4,613,822                   64,117,183                    7,776,503                  (89,226,861)
1,411,892,534                  302,210,811                  128,323,789                  304,434,132                   370,973,854                      7,531,287                    50,740,931                     226,126,071                   100,457,486
                61,460,028                  317,642,182                      696,383                            -                  (52,559,751)                 98,860,414
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                             4,613,822                               -                    7,776,503                            -                2,322,042,913
910,150,379                  384,709,106                  256,385,317                  635,186,915                   264,213,061                    389,455,453                   338,714,522                     962,673,309                   862,215,823
             600,427,225                  282,785,043                            -                            -                  433,515,073                 334,654,659
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                $ 78,043,228                     $ 4,613,822                 $ 71,893,686                  $ 7,776,503              $ 2,232,816,052              $
2,322,042,913                $ 686,919,917                $ 384,709,106                $ 939,621,047                 $ 635,186,915                  $ 396,986,740                 $ 389,455,453                 $ 1,188,799,380                 $ 962,673,309
             $ 661,887,253                $ 600,427,225                    $ 696,383                          $ -                $ 380,955,322               $ 433,515,073
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
=================================================================================================================================================================================================
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                     AST - T. Rowe Price                                           AST - T. Rowe Price                                              Davis
             Evergreen                                                 Evergreen                                                   Evergreen                                                     Evergreen
Evergreen                                                 Evergreen                                                 Evergreen
                                                                                         Global Bond                                                Natural Resources                                            Value Fund
           VA Blue Chip                                             VA Capital Growth                                           VA Equity Index                                                VA Foundation                                               VA
Global Leaders                                            VA Omega                                          VA Perpetual International
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended
             Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended
Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
           Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec.
31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                    $ 330,164                     $ 6,861,835                   $ (655,855)                  $ (315,706)                    $ (7,091)
$ -                     $ (7,359)                         $ -                    $ (12,682)                          $ -                       $ 12,468                           $ -                        $ 77,404                           $ -
       $ (35,763)                       $ 500                    $ (61,871)                         $ -                     $ (3,121)                        $ -
     Net Realized Gain (Loss)                                                                       (4,096,643)                       (508,769)                  11,563,318                   (4,438,116)                      16,361
  -                         (489)                           -                        1,562                             -                         (2,526)                            -                          (4,458)                            -
         (21,304)                       2,727                        3,755                            -                      (44,033)                          -
     Net Unrealized Gain (Loss) On Investments                                                         808,665                     (20,530,106)                  11,740,710                   22,185,749                       15,135
  -                     (291,331)                           -                      252,491                             -                       (264,391)                            -                        (425,429)                            -
        (339,397)                      17,274                   (3,432,073)                           -                       (1,892)                          -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                             (2,957,814)                    (14,177,040)                  22,648,173                   17,431,927                       24,405
  -                     (299,179)                           -                      241,371                             -                       (254,449)                            -                        (352,483)                            -
        (396,464)                      20,501                   (3,490,189)                           -                      (49,046)                          -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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     Transfers of Annuity Fund Deposits                                                             10,839,934                      19,267,464                   15,580,962                   15,935,025                    1,669,776
  -                    3,208,346                            -                    2,985,934                             -                      2,713,195                             -                       6,858,388                             -
       5,208,274                       84,942                   15,493,123                            -                      548,854                           -
     Net Transfers Between Sub-accounts                                                            (12,459,969)                     (2,991,859)                   1,402,151                      319,128                      259,390
  -                      288,145                            -                      134,236                             -                        424,728                             -                         999,767                             -
       4,790,897                      165,895                    1,244,502                            -                        1,010                           -
     Surrenders                                                                                    (11,680,745)                    (10,136,578)                  (8,651,777)                  (6,828,233)                     (13,432)
  -                      (38,066)                           -                      (40,086)                            -                        (13,811)                            -                        (212,710)                            -
        (509,709)                        (670)                    (176,015)                           -                       (1,358)                          -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                            (13,300,780)                      6,139,027                    8,331,336                    9,425,920                    1,915,734
  -                    3,458,425                            -                    3,080,084                             -                      3,124,112                             -                       7,645,445                             -
       9,489,462                      250,167                   16,561,610                            -                      548,506                           -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                            (16,258,594)                     (8,038,013)                  30,979,509                   26,857,847                    1,940,139
  -                    3,159,246                            -                    3,321,455                             -                      2,869,663                             -                       7,292,962                             -
       9,092,998                      270,668                   13,071,421                            -                      499,460                           -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                           133,945,992                     141,984,005                   98,495,892                   71,638,045                            -
  -                            -                            -                            -                             -                              -                             -                               -                             -
         270,668                            -                                                         -                                                        -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                               $ 117,687,398                   $ 133,945,992                $ 129,475,401                 $ 98,495,892                  $ 1,940,139
$ -                  $ 3,159,246                          $ -                  $ 3,321,455                           $ -                    $ 2,869,663                           $ -                     $ 7,292,962                           $ -
     $ 9,363,666                    $ 270,668                 $ 13,071,421                          $ -                    $ 499,460                         $ -
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
=================================================================================================================================================================================================
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                          Evergreen                                                     Evergreen                                                 Evergreen
              Invesco                                                   Invesco                                                     Invesco                                                       Invesco
Invesco                                                  Montgomery                                                   Nike
                                                                                     VA Small Cap Value                                             VA Special Equity                                          VA Strategic Income
            VIF Dynamics                                           VIF Financial Services                                       VIF Health Sciences                                         VIF Telecommunications                                         VIF
Technology                                             Emerging Markets                                          First Trust 10
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended
             Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended
Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
           Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec.
31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                      $ 3,280                             $ -                   $ (167,241)                       $ 521                     $ 92,167
$ -                 $ (1,595,528)                   $ (51,615)                $ (1,211,729)                    $ (17,331)                  $ (1,894,806)                    $ (12,609)                   $ (3,166,966)                    $ (95,343)
    $ (5,283,922)                  $ (107,676)                $ (1,747,842)                $ (1,245,826)                  $ (116,259)                        $ -
     Net Realized Gain (Loss)                                                                           26,106                               -                      456,715                        9,633                          (87)
  -                    2,250,133                    1,257,714                    6,307,906                        81,012                      1,062,668                       200,172                     (27,730,974)                    2,841,659
     (38,369,197)                   3,332,312                    7,393,861                   (5,736,406)                  (1,139,190)                          -
     Net Unrealized Gain (Loss) On Investments                                                          39,925                               -                   (2,926,623)                     200,289                      (78,087)
  -                  (32,017,623)                   3,218,773                   16,732,179                        69,846                     20,153,329                       419,823                     (75,195,174)                    9,624,329
    (165,116,082)                  12,339,485                  (45,116,417)                  51,149,486                   (4,928,560)                          -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                                 69,311                               -                   (2,637,149)                     210,443                       13,993
  -                  (31,363,018)                   4,424,872                   21,828,356                       133,527                     19,321,191                       607,386                    (106,093,114)                   12,370,645
    (208,769,201)                  15,564,121                  (39,470,398)                  44,167,254                   (6,184,009)                          -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                                741,406                               -                   14,067,871                      295,177                    1,166,954
  -                   61,142,990                    2,540,483                   37,211,313                     2,331,140                     72,483,931                     2,251,483                     134,497,553                     9,095,771
     225,408,992                   14,334,899                   24,148,970                   18,463,324                    6,576,664                           -
     Net Transfers Between Sub-accounts                                                                 (4,195)                              -                    6,544,216                    1,367,392                       (8,959)
  -                  102,458,798                   21,301,818                  134,969,382                     6,299,301                    190,641,093                     6,167,329                     120,319,228                    42,554,918
     306,364,788                   46,864,762                   (6,108,393)                  (1,990,882)                  20,095,356                           -
     Surrenders                                                                                         (5,168)                              -                     (771,473)                     (15,435)                      (6,887)
  -                   (9,420,192)                    (128,025)                  (4,818,304)                     (101,997)                    (8,497,293)                     (107,744)                    (14,973,341)                     (523,997)
     (31,458,990)                    (396,652)                  (8,467,299)                  (4,534,033)                    (491,278)                          -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                                732,043                               -                   19,840,614                    1,647,134                    1,151,108
  -                  154,181,596                   23,714,276                  167,362,391                     8,528,444                    254,627,731                     8,311,068                     239,843,440                    51,126,692
     500,314,790                   60,803,009                    9,573,278                   11,938,409                   26,180,742                           -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                                801,354                               -                   17,203,465                    1,857,577                    1,165,101
  -                  122,818,578                   28,139,148                  189,190,747                     8,661,971                    273,948,922                     8,918,454                     133,750,326                    63,497,337
     291,545,589                   76,367,130                  (29,897,120)                  56,105,663                   19,996,733                           -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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NET ASSETS:
     Beginning of Period                                                                                                                     -                    1,857,577                            -
  -                   28,139,148                            -                    8,661,971                             -                      8,918,454                             -                      63,497,337                             -
      76,367,130                            -                  121,309,051                   65,203,388                            -                           -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                   $ 801,354                             $ -                 $ 19,061,042                  $ 1,857,577                  $ 1,165,101
$ -                $ 150,957,726                 $ 28,139,148                $ 197,852,718                   $ 8,661,971                  $ 282,867,376                   $ 8,918,454                   $ 197,247,663                  $ 63,497,337
   $ 367,912,719                 $ 76,367,130                 $ 91,411,931                $ 121,309,051                 $ 19,996,733                         $ -
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
=================================================================================================================================================================================================
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                          Profunds                                                       Profunds                                                  Profunds
               Rydex                                                     Rydex                                                       Rydex                                                         WFVT
WFVT                                                      AAF                                                       AAF
                                                                                        VP Ultra OTC                                                    VP Europe                                              VP Ultra Small Cap
                Nova                                                      Ursa                                                        OTC                                                      Equity Value
Equity Income                                                 Growth                                                Mid Cap Growth
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended
             Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended
Year Ended                   Year Ended                   Year Ended                   Year Ended                   Year Ended                  Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
           Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec.
31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                 $ (2,324,406)                      $ (97,080)                  $ (584,610)                    $ (4,228)                  $ (461,182)                   $
(15,692)                  $ (767,969)                  $ (367,547)                   $ 258,316                    $ (259,906)                  $ (7,131,232)                 $ (1,371,292)                     $ (215,080)                    $ (95,710)
               $ 535                      $ 9,844                $ (20,524,239)               $ (18,427,551)               $ (11,337,429)               $ (8,264,235)
     Net Realized Gain (Loss)                                                                      (55,958,488)                     10,702,047                  (22,660,369)                      76,485                  (21,412,447)
434,481                  (29,716,218)                   3,928,418                    3,123,232                    (7,691,468)                   (73,766,556)                   42,891,188                         108,867                        (8,491)
              37,316                          (83)                  89,162,778                  341,226,442                  197,363,003                 147,404,371
     Net Unrealized Gain (Loss) On Investments                                                    (186,119,753)                     15,930,549                     (730,325)                     220,897                     (474,358)
455,895                  (17,515,483)                   5,121,889                      864,577                      (439,010)                  (216,861,483)                   55,906,048                       1,520,084                      (966,330)
             143,799                        3,150                 (257,603,833)                  56,035,439                 (112,117,870)                 25,843,004
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                           (244,402,647)                     26,535,516                  (23,975,304)                     293,154                  (22,347,987)
874,684                  (47,999,670)                   8,682,760                    4,246,125                    (8,390,384)                  (297,759,271)                   97,425,944                       1,413,871                    (1,070,531)
             181,650                       12,911                 (188,965,294)                 378,834,330                   73,907,704                 164,983,140
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                             79,693,992                       6,396,397                   10,816,556                      306,209                   11,119,736
151,295                   25,700,830                   13,914,665                    2,319,555                     3,072,469                    188,734,596                    57,518,704                       5,174,757                    10,941,564
           2,051,539                      876,640                  160,577,408                  352,548,365                  101,704,991                 125,086,269
     Net Transfers Between Sub-accounts                                                            218,424,736                      35,671,081                   36,875,424                    2,767,296                   34,327,715
8,787,603                  102,316,679                   38,832,915                    1,943,165                    23,045,583                    165,208,195                   169,199,924                      12,194,806                     6,280,145
             1,654,901                      474,686               (1,563,104,868)                  34,203,976                 (858,070,611)                (34,133,685)
     Surrenders                                                                                    (13,322,303)                        (87,746)                  (2,573,208)                     (13,784)                  (2,911,983)
(77,213)                 (13,406,033)                  (2,184,030)                  (1,143,642)                     (981,989)                   (37,558,898)                   (8,067,777)                     (2,216,738)                   (1,188,543)
            (189,062)                      (9,977)                (134,085,695)                (122,793,315)                 (67,909,601)                (41,696,477)
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                            284,796,425                      41,979,732                   45,118,772                    3,059,721                   42,535,468
8,861,685                  114,611,476                   50,563,550                    3,119,078                    25,136,063                    316,383,893                   218,650,851                      15,152,825                    16,033,166
             3,517,378                    1,341,349               (1,536,613,155)                 263,959,026                 (824,275,221)                 49,256,107
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                             40,393,778                      68,515,248                   21,143,468                    3,352,875                   20,187,481
9,736,369                   66,611,806                   59,246,310                    7,365,203                    16,745,679                     18,624,622                   316,076,795                      16,566,696                    14,962,635
             3,699,028                    1,354,260               (1,725,578,449)                 642,793,356                 (750,367,517)                214,239,247
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                            68,515,248                               -                    3,352,875                            -                    9,736,369
  -                   59,246,310                            -                   16,745,679                             -                    316,076,795                             -                      25,915,795                    10,953,160
       1,354,260                            -                1,725,578,449                1,082,785,093                  750,367,517                 536,128,270
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                               $ 108,909,026                    $ 68,515,248                 $ 24,496,343                  $ 3,352,875                 $ 29,923,850                  $
9,736,369                $ 125,858,116                 $ 59,246,310                 $ 24,110,882                  $ 16,745,679                  $ 334,701,417                 $ 316,076,795                    $ 42,482,491                  $ 25,915,795
           $ 5,053,288                  $ 1,354,260                          $ -              $ 1,725,578,449                          $ -               $ 750,367,517
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
=================================================================================================================================================================================================
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                                                                             AAF                                                           AVP                                                       AVP
                AVP                                                       AVP                                                         AVP                                                           AVP
AVP
                                                                                    Small Capitalization                                            Short Term Multi Market                                    Premier Growth
         Growth & Income                                            US Government                                                Total Return                                                 International
Money Market
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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-----------------------------------------------------------------------------
                                                                                         Year Ended                      Year Ended                     Year Ended                   Year Ended                   Year Ended                   Year Ended
             Year Ended                   Year Ended                   Year Ended                   Year Ended                     Year Ended                    Year Ended                     Year Ended                     Year Ended
Year Ended                   Year Ended
                                                                                        Dec. 31, 2000                   Dec. 31, 1999                 Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                Dec. 31, 1999
           Dec. 31, 2000                Dec. 31, 1999                Dec. 31, 2000                 Dec. 31, 1999                 Dec. 31, 2000                  Dec. 31, 1999                  Dec. 31, 2000                  Dec. 31, 1999                Dec.
31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                          $ -                    $ (3,010,669)                         $ -                       $ (732)                         $ -                    $
(51,984)                         $ -                    $ (35,341)                         $ -                     $ (10,275)                           $ -                     $ (16,995)                            $ -                     $ (13,696)
                 $ -                     $ 14,345
     Net Realized Gain (Loss)                                                                                -                      61,556,674                            -                       (3,857)                           -
5,522,650                            -                    2,415,677                            -                        90,347                              -                       877,532                               -                       402,674
                     -                            -
     Net Unrealized Gain (Loss) On Investments                                                               -                     (52,304,469)                           -                        6,336                            -
(4,726,345)                           -                   (1,710,317)                           -                      (121,537)                             -                      (684,546)                              -                      (266,469)
                      -                            -
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                                      -                       6,241,536                            -                        1,747                            -
744,321                            -                      670,019                            -                       (41,465)                             -                       175,991                               -                       122,509
                   -                       14,345
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                                      -                      12,428,511                            -                            -                            -
8,142                            -                       17,750                            -                           301                              -                         9,458                               -                        11,242
                 -                        1,033
     Net Transfers Between Sub-accounts                                                                      -                    (697,343,674)                           -                     (146,424)                           -
(10,361,838)                           -                   (7,630,621)                           -                    (2,014,111)                             -                    (3,434,299)                              -                    (2,844,347)
                       -                   (1,000,600)
     Surrenders                                                                                              -                     (21,725,325)                           -                       (8,390)                           -
(747,049)                           -                     (364,596)                           -                       (83,493)                             -                      (342,232)                              -                      (151,524)
                    -                     (571,038)
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                                      -                    (706,640,488)                           -                     (154,814)                           -
(11,100,745)                           -                   (7,977,467)                           -                    (2,097,303)                             -                    (3,767,073)                              -                    (2,984,629)
                       -                   (1,570,605)
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                                      -                    (700,398,952)                           -                     (153,067)                           -
(10,356,424)                           -                   (7,307,448)                           -                    (2,138,768)                             -                    (3,591,082)                              -                    (2,862,120)
                       -                   (1,556,260)
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                                     -                     700,398,952                            -                      153,067                            -
10,356,424                            -                    7,307,448                            -                     2,138,768                              -                     3,591,082                               -                     2,862,120
                      -                    1,556,260
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------
                                                                               ----------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------
     End of Period                                                                                         $ -                             $ -                          $ -                          $ -                          $ -
$ -                          $ -                          $ -                          $ -                           $ -                            $ -                           $ -                             $ -                           $ -
             $ -                          $ -
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
==============================================================================
                                                                               ================================================================================================================================================================
================================================================================================================================================================================================================================================
=============================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                           AVP                                                           AVP                                                           AVP
                      AVP                                                           AVP                                                           AVP                                                           AVP
              AVP                                                          NBAMT                                                                  AST - Stein Roe
                                                                                     Government Income                                        Global Dollar Government Income                                    Utility Income
                 Global Bond                                                 Conservative Investors                                         Growth Investors                                                   Growth
      World Privatization                                                 Partners                                                                Small Cap Blend
                                                                               ----------------------------------------------------------    --------------------------------------------------------------------------------------------------
----------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------
------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    -------------------------------------
---------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    -----------------------------
-----------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                                        Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended
                   Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                   Year Ended
           Year Ended                   Year Ended                       Year Ended                   Year Ended                       Year Ended                  Year Ended
                                                                                      Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999
                 Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999
         Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999                    Dec. 31, 2000                Dec. 31, 1999
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ------------------------------------
----------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------
------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    -------------------------------------
---------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    -----------------------------
-----------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                       $ -                       $ (702)                             $ -                     $ (2,595)                             $ -                     $
(4,325)                             $ -                     $ (1,596)                             $ -                     $ (5,975)                             $ -                     $ (6,567)                             $ -                    $ (32,992)
                            $ -                     $ (5,832)                             $ -                  $ 3,497,547                              $ -                   $ (39,039)
     Net Realized Gain (Loss)                                                                             -                       10,652                                -                      (66,646)                               -
380,615                                -                       18,243                                -                      184,819                                -                      428,329                                -                    3,270,376
                               -                      382,581                                -                   26,062,134                                -                    (790,805)
     Net Unrealized Gain (Loss) On Investments                                                            -                       (1,914)                               -                      116,497                                -
(282,528)                               -                      (31,639)                               -                     (165,995)                               -                     (358,484)                               -
(2,756,270)                               -                     (231,244)                               -                   11,385,231                                -                     194,637
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ------------------------------------
----------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------
------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    -------------------------------------
---------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    -----------------------------
-----------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                                   -                        8,036                                -                       47,256                                -
93,762                                -                      (14,992)                               -                       12,849                                -                       63,278                                -                      481,114
                              -                      145,505                                -                   40,944,912                                -                    (635,207)
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ------------------------------------
----------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------
------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    -------------------------------------
---------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    -----------------------------
-----------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

     Transfers of Annuity Fund Deposits                                                                   -                            -                                -                        3,620                                -
  699                                -                          299                                -                        3,581                                -                        7,786                                -                       20,182
                             -                           40                                -                    1,976,849                                -                     779,054
     Net Transfers Between Sub-accounts                                                                   -                     (119,769)                               -                     (563,950)                               -
(914,578)                               -                     (296,522)                               -                   (1,200,140)                               -                   (1,383,147)                               -
(6,894,254)                               -                   (1,260,991)                               -                 (560,656,639)                               -                  (8,663,776)
     Surrenders                                                                                           -                      (32,507)                               -                       (8,075)                               -
(77,140)                               -                      (26,751)                               -                      (84,376)                               -                      (84,364)                               -
(369,195)                               -                     (111,312)                               -                  (12,932,750)                               -                    (199,193)
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ------------------------------------
----------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------
------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    -------------------------------------
---------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    -----------------------------
-----------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                                   -                     (152,276)                               -                     (568,405)                               -
(991,019)                               -                     (322,974)                               -                   (1,280,935)                               -                   (1,459,725)                               -
(7,243,267)                               -                   (1,372,263)                               -                 (571,612,540)                               -                  (8,083,915)
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ------------------------------------
----------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------
------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    -------------------------------------
---------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    -----------------------------
-----------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                                   -                     (144,240)                               -                     (521,149)                               -
(897,257)                               -                     (337,966)                               -                   (1,268,086)                               -                   (1,396,447)                               -
(6,762,153)                               -                   (1,226,758)                               -                 (530,667,628)                               -                  (8,719,122)
                                                                               ----------------------------------------------------------    --------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ---------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------    ---------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                                                  -                      144,240                                -                      521,149                                -
897,257                                -                      337,966                                -                    1,268,086                                -                    1,396,447                                -                    6,762,153
                               -                    1,226,758                                -                  530,667,628                                -                   8,719,122
                                                                               ----------------------------------------------------------    ----------------------------------------------------------    ------------------------------------
----------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------
------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
                                                                               ---------------------------------------------------------    ----------------------------------------------------------    -------------------------------------
---------------------    ----------------------------------------------------------    ----------------------------------------------------------    ----------------------------------------------------------    -----------------------------
-----------------------------    ----------------------------------------------------------    ----------------------------------------------------------    ---------------------------------------------------------
     End of Period                                                                                      $ -                          $ -                              $ -                          $ -                              $ -
  $ -                              $ -                          $ -                              $ -                          $ -                              $ -                          $ -                              $ -                          $ -
                           $ -                          $ -                              $ -                          $ -                              $ -                         $ -
                                                                               ==========================================================    ==========================================================    ====================================
======================    ==========================================================    ==========================================================    ==========================================================    ============================
==============================    ==========================================================    ==========================================================    =========================================================
                                                                               =========================================================    ==========================================================    =====================================
=====================    ==========================================================    ==========================================================    ==========================================================    =============================
=============================    ==========================================================    ==========================================================    =========================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account B - Class 1

Notes to Financial Statements
December 31, 2000
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

1.      ORGANIZATION

        American Skandia Life Assurance  Corporation  Variable Account B - Class 1 (the "Account") is a separate  investment  account of American Skandia Life Assurance  Corporation  ("American
        Skandia" or  "Company").  The Account is registered  with the  Securities  and Exchange  Commission  under the Investment  Company Act of 1940 as a unit  investment  trust.  The Account commenced operations September 20, 1988.

        As of December 31, 2000, the Account consisted of seventy-nine  sub-accounts.  These financial  statements report on seventy-one  sub-accounts  offered in the LifeVest Personal Security
        Annuity,  the American Skandia Advisors Plan Annuity,  the American Skandia Advisors Plan II Annuity,  the Imperium Annuity,  the American Skandia Protector Annuity,  the Emerald Choice
        Annuity,  American Skandia XTra Credit Annuity,  American Skandia LifeVest Annuity, the Alliance Capital Navigator Annuity, the Evergreen Skandia Harvester Annuity, the American Skandia
        Advisor Plan II Premier Annuity,  the Evergreen Skandia Harvester XTra Credit Annuity and American Skandia XTra Credit Premier.  Each of the seventy-one  sub-accounts  invests only in a single corresponding  portfolio of either American Skandia Trust,  Montgomery Variable Series, Wells Fargo Variable Trust, Rydex Variable Trust, INVESCO Variable Investment Funds, Inc.,
        ProFunds VP,  Evergreen  Variable  Annuity  Trust,  First Defined  Portfolio  Fund LLC or Davis  Variable  Account Fund,  Inc. (the  "Trusts").  American  Skandia  Investment  Services,
        Incorporated,  an affiliate of American Skandia, is the investment manager for American Skandia Trust, while AIM Capital Management,  Inc., Lord Abbett & Co., Janus Capital Corporation,
        J. P. Morgan Investment Management Inc., Neuberger Berman Management Incorporated,  Federated Investment Counseling, T. Rowe Price Associates,  Inc., T. Rowe Price International,  Inc.,
        Founders Asset Management, LLC, Pacific Investment Management Company, INVESCO Funds Group Inc., American Century Investment Management,  Inc., Marsico Capital Management LLC, Cohen and
        Steers Capital  Management,  Inc.,  Massachusetts  Financial Services Company,  Sanford C. Bernstein & Co., LLC, Alliance Capital  Management,  L.P., Fred Alger Management,  Inc., GAMCO
        Investors,  Inc., Zurich Scudder  Investments,  Inc., and Kinetics Asset  Management,  Inc. are the sub-advisors.  Montgomery Asset  Management,  L.P. is the investment  advisor for the
        Montgomery  Variable  Series.  Wells Fargo Bank N.A. is the investment  advisor for the Wells Fargo  Variable  Trust.  PADCO  Advisors II, Inc. is the  investment  advisor for the Rydex
        Variable Trust.  INVESCO Funds Group, Inc. is the investment  advisor for the INVESCO Variable  Investment  Funds,  Inc. ProFund Advisors LLC is the investment  advisor for ProFunds VP.
        Evergreen Investment  Management Company is the investment advisor for Evergreen VA Strategic Income,  Evergreen VA Equity Index,  Evergreen VA Blue Chip, Evergreen VA Omega,  Evergreen
        Asset  Management  Corp. is the investment  advisor for Evergreen VA Foundation,  Evergreen VA Small Cap Value, and Evergreen VA Global Leaders.  Mentor  Investment  Advisors LLC is the
        investment advisor for Evergreen VA Capital Growth.  Meridian Investment Company is the investment advisor for
1.      ORGANIZATION - continued

        the Evergreen VA Special Equity Fund. Mentor Perpetual Advisors LLC is the investment advisor to Evergreen VA Perpetual  International.  Davis Selected Advisers,  L.P. is the investment advisor to Davis Value.

        The investment advisors are paid fees for their services by the respective Trusts.

        The annuities referred to above are distributed by American Skandia Marketing, Inc., an affiliate of American Skandia.

        During 2000, the following  sub-accounts  incurred a name change: AST American Century  International Growth II (formerly AST T. Rowe Price International  Equity); AST Gabelli Small-Cap
        Value (formerly AST T. Rowe Price Small Company Value); AST Alliance Growth (formerly AST Oppenheimer  Large-Cap  Growth),  AST Sanford Bernstein Managed Index 500 (formerly AST Bankers
        Trust Managed Index 500), AST Alliance Growth and Income (formerly AST Lord Abbett Growth and Income),  AST T. Rowe Price Global Bond (formerly AST T. Rowe Price International Bond) and
        ProFund VP UltraSmall-Cap (formerly ProFund VP Small Cap).

        The 1999 Statement of Operations and 1999 Statement of Changes in Net Assets have been restated to include one fund that is available for investment by contract holders

 2.     VALUATION OF INVESTMENTS

        The market value of the investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the current  period.  Transactions  are accounted for on the trade date and dividend income is recognized on an accrual basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.      ESTIMATES

        The preparation of financial  statements in conformity with generally  accepted  accounting  principles  requires that management make estimates and assumptions that affect the reported amounts of assets and  liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

4.      INCOME TAXES

        American Skandia does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Account;  therefore,  no charges for federal income taxes are currently  deducted from the Account.  If American  Skandia incurs income taxes  attributable  to the Account,  or determines  that such taxes will be incurred,  it may make a charge for such taxes against the Account.

4.      INCOME TAXES - continued

        Under  current  laws,  American  Skandia may incur state and local  income  taxes (in addition to premium tax) in several  states.  The Company  does not  anticipate  that these will be significant.  However, American Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

         Section 817(h) of the Internal  Revenue Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe the diversification requirements for variable annuity contracts.  The Company believes the underlying mutual fund portfolios complied with the terms of these regulations.

6.      CONTRACT CHARGES

        The following contract charges are paid to American Skandia, which provides administrative services to the Account:

        Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 1.25% of the net assets.

        Administrative  Fees - Charged daily against the Account at an annual rate of .15% of the net assets. A maintenance fee of $30 per  contractowner  account is deducted at the end of each contract year and on surrender.

        Transfer Fees - Charged at a rate of $10 for each transfer after the 12th or 20th for each contractowner account, in each annuity year, as set forth in the respective prospectus'.

        Contingent Deferred Sales Charges, if applicable,  are computed as set forth in the respective  prospectus' of the LifeVest Personal Security Annuity, the American Skandia Advisors Plan
        Annuity, the American Skandia Advisors Plan II Annuity,  the Imperium Annuity, the American Skandia Protector Annuity, the Emerald Choice Annuity,  American Skandia XTra Credit Annuity,
        American Skandia LifeVest Annuity,  the Alliance Capital Navigator Annuity,  the Evergreen Skandia Harvester Annuity, the American Skandia Advisor Plan II Premier Annuity, the Evergreen
        Skandia  Harvester  XTra Credit  Annuity and American  Skandia XTra Credit  Premier.  These  charges may be imposed on the full or partial  surrender of certain  contracts.  There is no contingent deferred sales charge if all premiums were received at least eight or nine complete years prior to the date of the full or partial surrender.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                 Class 1 Sub-accounts Investing In:                                                                                                             Class 1 Sub-accounts Investing In:
                                                                                                                                                               Class 1 Sub-accounts Investing In:
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                              AST- AIM                                       AST-AIM                                         AST-Alger                                           AST-Alger
                     AST-Alger                                         AST-Alliance                                        AST-Alliance                                               AST- American Century                               AST- American Century
                                         AST- American Century
                                                                         Balanced Portfolio                           International Equity                                  All Cap Growth                                         Growth
                  Mid Cap Growth                                     Growth & Income                                     Growth                                                 International Growth I                              International Growth II
                                           Income & Growth
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
          Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
                        Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
         Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
                       Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                 23,102,272      22,634,344                  16,903,883              17,748,560                          -                       -                           -
-                          -                        -                 52,766,579              47,979,349                  17,059,819              19,009,242                  6,855,601               5,670,336                  28,704,924
34,328,425                             21,361,995              13,845,190
Units Purchased                                                            7,119,034       3,392,994                   4,210,289               1,720,323                 15,572,565                       -                     659,052
-                    435,428                        -                  5,740,035               9,660,841                   4,793,115               2,525,645                  5,938,888               1,701,547                   1,525,058
2,387,422                              9,503,127               6,149,725
Units Transferred Between Sub-accounts                                     3,465,328        (741,362)                    (64,138)             (1,073,552)                14,041,924                       -                 139,959,589
-                 89,067,748                        -                     11,210              (1,112,627)                  5,449,744              (3,335,785)                 5,040,621                (205,609)                 (1,589,145)
(5,791,989)                             3,489,536               2,364,939
Units Surrendered                                                         (3,396,221)     (2,183,704)                 (1,937,412)             (1,491,448)                (1,384,858)                      -                  (1,954,064)
-                 (1,032,426)                       -                 (4,981,528)             (3,760,984)                 (1,505,886)             (1,139,283)                  (827,758)               (310,673)                 (2,300,289)
(2,218,934)                            (1,966,456)               (997,859)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                       30,290,413      23,102,272                  19,112,622              16,903,883                 28,229,631                       -                 138,664,577
-                 88,470,750                        -                 53,536,296              52,766,579                  25,796,792              17,059,819                 17,007,352               6,855,601                  26,340,548
28,704,924                             32,388,202              21,361,995
                                                                 ====================================    ================================================   ================================================    ===============================
=================   =================================================   ================================================   =================================================   ================================================    =============
===================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================
================   =================================================   ================================================   =================================================   ================================================    ==============
==================================               ================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                         Class 1 Sub-accounts Investing In:
                                                        Class 1 Sub-accounts Investing In:
                  Class 1 Sub-accounts Investing In:
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                        AST- American Century                          AST-Cohens & Steers                                   AST-Federated                           AST-Federated
                          AST-Founders                                        AST-Gabelli                                        AST-Gabelli                                         AST-Invesco                                         AST-JanCap
                                         AST-Janus
                                                                         Strategic Balanced                                Real Estate                                     Aggressive Growth                          High Yield
                        Passport                                         All Cap Value                                     Small Cap Value                                      Equity Income                                          Growth
                                  Overseas Growth
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
          Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
                        Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
         Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
                       Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                 13,944,535       6,714,065                   6,224,365               3,771,461                          0                       0                  41,588,401
40,170,144                  8,818,599                9,207,623                          -                       -                  21,340,168              24,700,211                 46,660,160              40,994,187                  94,850,623
  80,631,598                             61,117,418              43,711,763
Units Purchased                                                            2,540,017       6,167,258                   1,783,109               2,295,153                     31,795                       0                   5,243,661
9,895,500                  6,371,241                  764,283                    199,495                       -                   2,636,286               4,232,548                  6,485,913               9,432,516                  16,634,541
 22,575,336                              7,430,557              13,999,128
Units Transferred Between Sub-accounts                                      (717,794)      1,731,718                   4,496,188                 447,875                    165,027                       0                  (6,334,429)
(4,855,009)                 2,113,181                 (594,633)                 1,083,314                       -                     920,717              (6,293,301)                 1,073,082                (573,664)                 (3,643,238)
  (1,954,630)                            (6,940,931)              6,415,887
Units Surrendered                                                         (1,268,578)       (668,506)                   (612,474)               (290,124)                      (247)                      0                  (3,582,808)
(3,622,234)                (1,057,216)                (558,674)                    (9,715)                      -                  (1,598,647)             (1,299,290)                (4,047,660)             (3,192,879)                 (8,591,153)
  (6,401,681)                            (4,279,333)             (3,009,360)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                       14,498,180      13,944,535                  11,891,188               6,224,365                    196,575                       0                  36,914,825
41,588,401                 16,245,805                8,818,599                  1,273,094                       -                  23,298,524              21,340,168                 50,171,495              46,660,160                  99,250,773
  94,850,623                             57,327,711              61,117,418
                                                                 ====================================    ================================================   ================================================    ===============================
=================   =================================================   ================================================   =================================================   ================================================    =============
===================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================
================   =================================================   ================================================   =================================================   ================================================    ==============
==================================               ================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                                                                                                                                Class 1 Sub-accounts Investing In:
                                                                                                                                                               Class 1 Sub-accounts Investing In:
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------
                                                                                 AST-Janus                                 AST-Janus                                          AST-Janus                                         AST - Kemper
                   AST - Kinetics                                        AST - Lord Abbett                                  AST - Lord Abbett                                   AST - Marsico                                         AST - MFS
                 AST - MFS
                                                                               Mid Cap Growth                           Small Cap Growth                                   Stategic Value                                        Small Cap Value
                    Internet                                             Bond Debenture                                     Small Cap Value                                    Capital Growth                                       Global Equity
                   Growth
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
--------------------------------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
-------------------------------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
          Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
     Year Ended         Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
         Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
   Dec. 31, 2000       Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
--------------------------------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
-------------------------------------------------------------------------
Units Outstanding Beginning of the Period                                          -               -                  32,134,969              15,003,001                          -                       -                  53,349,003
-                          -                        -                          -                       -                   6,597,544               4,081,870                 78,684,943              40,757,449                     116,756
  -        409,467                       -
Units Purchased                                                            4,549,468               -                   1,691,590               7,636,717                    120,529                       -                  12,668,203
2,444,262                     23,995                        -                     34,974                       -                   2,903,934               2,567,431                 21,621,804              28,766,864                   1,428,941
     18,623      4,001,534                 232,164
Units Transferred Between Sub-accounts                                     5,048,195               -                  (6,280,218)             10,866,270                    466,510                       -                   3,826,659
54,737,624                     92,835                        -                    630,083                       -                   6,271,107                 194,596                    276,496              12,618,011                   1,335,516
      98,669      3,271,065                 179,355
Units Surrendered                                                           (171,561)              -                  (2,011,248)             (1,371,019)                      (981)                      -                  (6,222,586)
(3,832,883)                      (467)                       -                    (14,804)                      -                    (579,532)               (246,353)                (5,955,552)             (3,457,381)                    (78,200)
        (536)      (166,580)                 (2,052)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
--------------------------------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
-------------------------------------------------------------------------
Units Outstanding End of the Period                                        9,426,102               -                  25,535,093              32,134,969                    586,058                       -                  63,621,279
53,349,003                    116,363                        -                    650,253                       -                  15,193,053               6,597,544                 94,627,691              78,684,943                   2,803,013
     116,756      7,515,486                 409,467
                                                                 ====================================    ================================================   ================================================    ===============================
=================   =================================================   ================================================   =================================================   ================================================    =============
==========================================================================
                                                                 ===================================    ================================================   ================================================    ================================
================   =================================================   ================================================   =================================================   ================================================    ==============
=========================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                         Class 1 Sub-accounts Investing In:
    Class 1 Sub-accounts Investing In:                                                                                                                         Class 1 Sub-accounts Investing In:
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------   -------------------------------------------------   -----------------------------------------------------------------
-----------------------------------               ------------------------------------------------
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
                                                                      AST - MFS                                               AST                                      AST- Neuberger & Berman                             AST- Neuberger & Berman
          AST - PIMCO                                                   AST - PIMCO                                      AST - Stanford Bernstein                                 AST - Scudder                                    AST - T. Rowe Price
                                  AST - T. Rowe Price
                                                                         Growth with Income                               Money Market                                      Mid-Cap Growth                                       Mid-Cap Value
         Limited Bond                                                  Total Return Bond                                     Mgt Index 500                                           Japan                                          Asset Allocation
                                    Global Bond
                                                                 ------------------------------------    ---------------------------------------------------------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
          Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
                        Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
         Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
                       Dec. 31, 2000           Dec. 31, 1999
                                                                 -------------------------------------------------------------------------------------------------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ---------------------------------------------------------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                    741,323               -                 187,609,708              75,855,442                 13,460,525              13,389,289                  37,864,586
16,410,121                 32,560,943               28,863,932                 73,530,507              64,224,618                  39,825,951              22,421,754                          -                       -                  22,002,028
  18,469,315                             12,533,037              12,007,692
Units Purchased                                                            3,806,195         284,830                 172,045,225             145,554,856                  6,576,802               2,285,131                   4,112,369
4,135,450                  4,573,653                6,648,573                 10,867,479              19,275,213                   8,462,705              14,853,017                      6,590                       -                   2,308,846
  5,405,080                              1,007,702               1,718,752
Units Transferred Between Sub-accounts                                     2,523,569         460,748                (154,154,744)             (8,907,753)                 8,088,785              (1,301,268)                  6,160,891
19,957,280                 (2,252,122)                 136,595                  5,273,481              (4,733,026)                  3,790,669               4,547,354                     77,885                       -                  (2,588,933)
    (202,122)                            (1,210,212)               (294,406)
Units Surrendered                                                           (133,460)         (4,255)                (33,006,983)            (24,892,837)                (1,608,262)               (912,627)                 (3,579,147)
(2,638,265)                (3,835,518)              (3,088,157)                (7,126,227)             (5,236,298)                 (3,244,236)             (1,996,174)                       (81)                      -                  (2,017,743)
  (1,670,245)                            (1,111,025)               (899,001)
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                        6,937,627         741,323                 172,493,206             187,609,708                 26,517,850              13,460,525                  44,558,699
37,864,586                 31,046,956               32,560,943                 82,545,240              73,530,507                  48,835,089              39,825,951                     84,394                       -                  19,704,198
  22,002,028                             11,219,502              12,533,037
                                                                 ========================================================================================   ================================================    ===============================
=================   =================================================   ================================================   =================================================   ================================================    =============
===================================               ================================================
                                                                 =======================================================================================   ================================================    ================================
================   =================================================   ================================================   =================================================   ================================================    ==============
==================================               ================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                     Class 1 Sub-accounts Investing In:
                                                     Class 1 Sub-accounts Investing In:
                  Class 1 Sub-accounts Investing In:
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                         AST - T. Rowe Price                      Davis                                            Evergreen                                           Evergreen
           Evergreen                                           Evergreen                                          Evergreen                                           Evergreen                                           Evergreen
                         Evergreen
                                                                          Natural Resources                    Value Fund                                        VA Blue Chip                                          VA Capital Growth
            VA Equity Index                                      VA Foundation                                    VA Global Leaders                           VA Omega                                               VA Perpetual International
                        VA Small Cap Value
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
          Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
                        Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
         Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
                       Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                  6,201,327       5,697,453                           -                       -                          -                       -                           -
-                          -                        -                          -                       -                      23,101                       -                          -                       -                           -
  -                                      -                       -
Units Purchased                                                              891,162       1,036,562                     168,437                       -                    323,390                       -                     258,526
-                    259,407                        -                    667,039                       -                     462,902                   7,592                  1,515,312                       -                      56,131
  -                                 66,275                       -
Units Transferred Between Sub-accounts                                       (79,604)        (88,890)                     27,420                       -                     31,182                       -                      11,222
-                     44,420                        -                     92,253                       -                     446,486                  15,558                    133,633                       -                       1,425
  -                                   (350)                      -
Units Surrendered                                                           (491,902)       (443,798)                       (654)                      -                     (3,234)                      -                        (862)
-                       (873)                       -                     (3,402)                      -                     (44,731)                    (49)                   (11,470)                      -                        (148)
  -                                   (435)                      -
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                        6,520,983       6,201,327                     195,203                       -                    351,338                       -                     268,886
-                    302,954                        -                    755,890                       -                     887,758                  23,101                  1,637,475                       -                      57,408
  -                                 65,490                       -
                                                                 ====================================    ================================================   ================================================    ===============================
=================   =================================================   ================================================   =================================================   ================================================    =============
===================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================
================   =================================================   ================================================   =================================================   ================================================    ==============
==================================               ================================================

---------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                                                                                                                            Class 1 Sub-accounts Investing In:
                                                                                                           Class 1 Sub-accounts Investing In:
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                      Evergreen                                 Evergreen                                           INVESCO                                                    INVESCO
                   INVESCO                                             INVESCO                                            INVESCO                                           Montgomery                                             Nike
                                Profunds
                                                                    VA Special Equity                            VA Strategic Income                              VIF Dynamics                                         VIF Financial Services
             VIF Health Sciences                               VIF Telecommunications                               VIF Technology Funds                                 Emerging Markets                                     First Trust 100
                               VP Ultra OTC
                                                                 ------------------------------------    ------------------------------------------------     ------------------------------------------------    -----------------------------
-------------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -----------
-------------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
          Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
                        Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
         Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
                       Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                    152,342               -                           -                       -                  2,022,585                       -                     759,104
-                    786,518                        -                  4,184,526                       -                   4,622,242                       -                 12,060,036              10,534,383                           -
  -                              2,906,024                       -
Units Purchased                                                            1,109,747          25,338                     120,079                       -                  3,969,062                 197,621                   3,005,893
208,880                  5,378,661                  209,738                  8,069,101                 673,205                  12,017,020                 979,105                  2,474,507               2,387,735                     706,560
        -                              4,076,427                 340,838
Units Transferred Between Sub-accounts                                       529,633         128,440                        (810)                      -                  6,027,609               1,836,705                  10,722,351
559,373                 13,821,022                  586,420                  6,537,477               3,552,399                  14,569,486               3,679,123                   (710,436)               (275,348)                  2,039,296
        -                             11,438,688               2,592,154
Units Surrendered                                                            (60,577)         (1,436)                       (711)                      -                   (609,429)                (11,741)                   (395,712)
(9,149)                  (604,796)                  (9,640)                  (934,986)                (41,078)                 (1,717,635)                (35,986)                  (924,635)               (586,734)                    (55,421)
       -                               (823,611)                (26,968)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                        1,731,145         152,342                     118,558                       -                 11,409,827               2,022,585                  14,091,636
759,104                 19,381,405                  786,518                 17,856,118               4,184,526                  29,491,113               4,622,242                 12,899,472              12,060,036                   2,690,435
        -                             17,597,528               2,906,024
                                                                 ====================================    ================================================   ================================================    ===============================
=================   =================================================   ================================================   =================================================   ================================================    =============
===================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================
================   =================================================   ================================================   =================================================   ================================================    ==============
==================================               ================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                 Class 1 Sub-accounts Investing In:
    Class 1 Sub-accounts Investing In:
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                 ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                      Profunds                                  Profunds                                             Rydex                                               Rydex
             Rydex                                               WFVT                                                WFVT                                                AAF                                                 AAF
                           WFVT
                                                                      VP Europe                                VP Ultra Small Cap                                      Nova                                                Ursa
                OTC                                            Equity Value                                                   Equity Income                              Growth                                                      Mid Cap Growth
                               US Government Allocation
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 ---------------------------------------------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
                                                                     Year Ended          Year Ended            Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
          Year Ended               Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended                 Year Ended              Year Ended                  Year Ended              Year Ended
                        Year Ended              Year Ended
                                                                    Dec. 31, 2000       Dec. 31, 1999         Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
         Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999              Dec. 31, 2000            Dec. 31, 1999              Dec. 31, 2000           Dec. 31, 1999               Dec. 31, 2000           Dec. 31, 1999
                       Dec. 31, 2000           Dec. 31, 1999
                                                                 ----------------------------------------------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding Beginning of the Period                                    273,963               -                     813,904                       -                  5,474,129                       -                   1,803,669
-                 18,520,440                        -                  2,826,839               1,148,849                     136,006                       -                 20,747,944              17,168,792                  18,904,907
17,559,963                                      0               2,707,641
Units Purchased                                                              901,380          26,492                     951,343                  13,406                  2,485,894               1,420,967                     237,416
306,109                 10,862,830                4,432,010                    527,611               1,134,203                     208,581                  88,892                  1,829,435               4,910,321                   2,180,794
3,804,702                                      0                 415,298
Units Transferred Between Sub-accounts                                     1,373,170         248,716                   1,758,770                 807,506                  8,190,715               4,273,499                     352,644
1,596,433                  5,100,518               14,693,058                  1,292,554                 651,134                     176,174                  48,105                (20,988,624)                328,071                 (19,602,951)
 (1,203,604)                                     0              (3,013,391)
Units Surrendered                                                           (220,951)         (1,245)                   (265,443)                 (7,008)                (1,351,386)               (220,337)                   (124,130)
(98,873)                (2,303,995)                (604,628)                  (204,116)               (107,347)                    (17,775)                   (991)                (1,588,755)             (1,659,240)                 (1,482,750)
(1,256,154)                                     0                (109,548)
                                                                 ------------------------------------    ------------------------------------------------   ------------------------------------------------    -------------------------------
-----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    -------------
-----------------------------------               ------------------------------------------------
                                                                 -----------------------------------    ------------------------------------------------   ------------------------------------------------    --------------------------------
----------------   -------------------------------------------------   ------------------------------------------------   -------------------------------------------------   ------------------------------------------------    --------------
----------------------------------               ------------------------------------------------
Units Outstanding End of the Period                                        2,327,562         273,963                   3,258,574                 813,904                 14,799,352               5,474,129                   2,269,599
1,803,669                 32,179,793               18,520,440                  4,442,888               2,826,839                     502,986                 136,006                          -              20,747,944                           -
 18,904,907                                      0                       0
                                                                 ====================================    ================================================   ================================================    ===============================
=================   =================================================   ================================================   =================================================   ================================================    =============
===================================               ================================================
                                                                 ===================================    ================================================   ================================================    ================================
================   =================================================   ================================================   =================================================   ================================================    ==============
==================================               ================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, were as follows:

                                                                                                   Purchases                                             Sales
                                                                                                  Year Ended                Year Ended                Year Ended                Year Ended                        Part 3                       Part 5
            Total Purchases
                                                                                                 Dec. 31, 2000             Dec. 31, 1999             Dec. 31, 2000             Dec. 31, 1999
                                                                                          ---------------------------------------------------------------------------------------------------------
                                                                                          --------------------------------------------------------------------------------------------------------
            AST - AIM Balanced Portfolio                                                               $ 258,537,532              $ 91,288,190              $ 66,575,786              $ 44,978,162                                 258,537,532
          0                  258,537,532
            AST - AIM International Equity Portfolio                                                     783,616,851               486,316,981               619,213,903               481,653,671                                 728,105,776
 55,511,075                  783,616,851
            AST - Alger All Cap Growth Portfolio                                                         393,032,936                         -               105,214,087                         -                                 261,391,168
131,641,768                  393,032,936
            AST - Alger Growth Portfolio                                                               1,418,645,272                         -                33,402,518                         -                               1,418,645,272
          0                1,418,645,272
            AST - Alger Mid-Cap Growth Portfolio                                                         971,283,520                         -                84,110,327                         -                                 971,283,520
          0                  971,283,520
            AST - Alliance Growth & Income Portfolio                                                     527,154,143               640,040,665               343,726,635               452,504,714                                 527,154,143
              0                  527,154,143
            AST - Alliance Growth Portfolio                                                              334,559,396               101,569,953               118,831,888               101,507,580                                 334,559,396
          0                  334,559,396
            AST - American Century International Growth I Portfolio                                      498,623,191                76,803,802               292,911,616                62,309,042                                 329,850,406
168,772,785                  498,623,191
            AST - American Century International Growth II Portfolio                                     278,655,836               597,074,887               276,326,506               659,959,681                                 278,655,836
          0                  278,655,836
            AST - American Century Income and Growth Portfolio                                           273,916,925               140,724,960                83,890,915                21,418,069                                 273,916,925
          0                  273,916,925
            AST - American Century Startegic Balanced Portfolio                                           47,910,585               109,084,805                27,385,768                10,056,959                                  47,910,585
          0                   47,910,585
            AST - Cohens & Steers Real Estate Portfolio                                                  141,121,411                50,543,202                87,029,368                28,665,886                                 118,833,481
     22,287,930                  141,121,411
            AST - Federated Aggressive Growth Portfolio                                                    1,957,773                         -                    76,907                         -                                   1,886,237
     71,536                    1,957,773
            AST - Federated High Yield Bond Portfolio                                                    295,644,131               381,599,584               315,499,624               320,878,213                                 295,644,131
          0                  295,644,131
            AST -  Founders Passport Portfolio                                                           683,578,886               131,647,392               437,095,244               131,666,420                                 321,610,001
361,968,885                  683,578,886
            AST - Gabelli All-Cap Value Portfolio                                                         15,674,150                         -                 2,971,486                         -                                  13,156,490
  2,517,660                   15,674,150
            AST - Gabelli Small-Cap Value Portfolio                                                      192,662,634                95,642,348               158,163,876               133,607,738                                 192,662,634
          0                  192,662,634
            AST - Invesco Equity Income Portfolio                                                        422,882,115               386,585,921               267,806,531               244,093,440                                 422,882,115
          0                  422,882,115
            AST -  Jancap Growth Portfolio                                                             2,245,988,092             2,796,844,434             1,540,228,581             2,033,899,820                               2,245,988,092
          0                2,245,988,092
            AST - Janus Overseas Growth Portfolio                                                      1,020,333,852             1,061,332,081             1,129,149,583               798,115,548                               1,020,333,852
          0                1,020,333,852
            AST -  Janus Mid-Cap Growth Portfolio                                                        110,984,866                         -                22,958,901                         -                                  87,119,693
 23,865,173                  110,984,866
            AST - Janus Small-Cap Growth Portfolio                                                       242,959,758               723,175,630               364,563,038               283,189,711                                 242,959,758
          0                  242,959,758
            AST - Janus Strategic Value Portfolio                                                          5,866,663                         -                    74,369                         -                                   5,857,653
      9,010                    5,866,663
            AST - Kemper Small Cap Value Portfolio                                                       731,789,178               823,089,514               516,831,075               378,517,353                                 731,789,178
          0                  731,789,178
            AST - Kinetics Internet Portfolio                                                              1,927,969                         -                   817,332                         -                                   1,119,021
    808,948                    1,927,969
            AST - Lord Abbett Bond Debenture Portfolio                                                     8,005,670                         -                 1,491,563                         -                                   6,638,095
  1,367,575                    8,005,670
            AST - Lord Abbett Small Cap Value Portfolio                                                  142,485,391                54,838,623                39,468,963                30,561,202                                 142,485,391
          0                  142,485,391
            AST - Marsico Capital Growth Portfolio                                                       807,813,793               879,393,216               467,185,960               301,330,985                                 807,813,793
          0                  807,813,793
            AST - MFS Global Equity Portfolio                                                             41,459,861                 1,303,154                13,005,959                   126,366                                  30,437,528
 11,022,333                   41,459,861
            AST - MFS Growth Portfolio                                                                    82,409,448                 5,316,905                 1,948,251                 1,053,763                                  82,409,448
          0                   82,409,448
            AST - MFS Growth with Income Portfolio                                                        70,770,763                 7,618,990                 5,886,140                    96,968                                  70,770,763
          0                   70,770,763
            AST - Money Market                                                                        10,326,881,028             8,302,470,432            10,416,107,793             6,890,577,897                               2,257,731,847
8,069,149,181               10,326,881,028
            AST - Neuberger & Berman Mid-Cap Growth Portfolio                                          1,302,862,923               205,579,429               864,796,399               184,743,622                                 818,696,078
    484,166,845                1,302,862,923
            AST - Neuberger & Berman Mid-Cap Value Portfolio                                             386,240,662               622,937,476               259,315,076               236,425,703                                 386,240,662
              0                  386,240,662
            AST - PIMCO Limited Bond Portfolio                                                           190,372,250               185,820,697               192,552,556               129,411,273                                 190,372,250
          0                  190,372,250
            AST - PIMCO Total Return Bond Portfolio                                                      482,933,928               447,172,927               324,120,456               269,314,929                                 482,933,928
          0                  482,933,928
            AST - Sanford Bernstein Mgt Index 500 Portfolio                                              518,473,977               572,787,620               349,987,079               331,533,863                                 518,473,977
          0                  518,473,977
            AST - Scudder Japan Portfolio                                                                 13,097,441                         -                12,363,273                         -                                   3,595,679
  9,501,762                   13,097,441
            AST - Stein Roe Capital Blend                                                                          -                 1,679,491                         -                 9,802,445                                           0
          0                            0
            AST - T. Rowe Price Asset Allocation Portfolio                                                59,072,178               124,689,009                94,823,013                57,520,786                                  59,072,178
          0                   59,072,178
            AST - T. Rowe Price Global Bond Portfolio                                                     26,014,721                57,520,704                38,985,338                41,654,685                                  26,014,721
          0                   26,014,721
            AST - T. Rowe Price Natural Resources Portfolio                                              110,251,264                85,803,953               102,575,783                68,484,095                                 110,251,264
          0                  110,251,264
            AAF - Growth                                                                                           -             1,384,290,382             1,859,045,856             1,011,406,666
            AAF - Mid Cap                                                                                          -               691,951,095             1,945,486,466               568,707,667
            AAF - Small Cap                                                                                        -               198,078,542                         -               851,407,831
            Advisors Management Trust - Partners                                                                   -                15,831,635                         -               573,894,796                                           0
          0                            0
            Alliance Short Term Multi Market                                                                       -                     4,716                         -                   160,261                                           0
          0                            0
            Alliance Premium Growth                                                                                -                    62,596                         -                11,215,326                                           0
          0                            0
            Alliance Growth & Income                                                                               -                     8,405                         -                 8,021,213                                           0
              0                            0
            Alliance U.S. Government                                                                               -                       300                         -                 2,107,960                                           0
          0                            0
            Alliance Total Return                                                                                  -                     9,306                         -                 3,793,374                                           0
          0                            0
            Alliance International                                                                                 -                    36,606                         -                 3,034,931                                           0
          0                            0
            Alliance Money Market                                                                                  -                   318,949                         -                 1,875,269                                           0
          0                            0
            Alliance North American Government Income                                                              -                         -                         -                   152,990                                           0
          0                            0
            Alliance Global Dollar Government Income                                                               -                     2,849                         -                   573,909                                           0
          0                            0
            Alliance Utility Income                                                                                -                     4,692                         -                 1,000,035                                           0
          0                            0
            Alliance Global Bond                                                                                   -                    63,108                         -                   387,717                                           0
          0                            0
            Alliance Conservative Investors                                                                        -                     2,004                         -                 1,288,914                                           0
          0                            0
            Alliance Growth Investors                                                                              -                     6,987                         -                 1,473,333                                           0
          0                            0
            Alliance Growth                                                                                        -                    33,468                         -                 7,309,727                                           0
          0                            0
            Alliance World Privatization                                                                           -                         -                         -                 1,378,094                                           0
          0                            0
            Davis Value Fund                                                                               1,945,226                         -                    20,153                         -                                   1,933,266
     11,960                    1,945,226
            Evergreen - VA Blue Chip Fund                                                                  3,475,517                         -                    24,451                         -                                   3,475,517
          0                    3,475,517
            Evergreen - VA Capital Growth Fund                                                             3,079,580                         -                    10,836                         -                                   3,079,580
          0                    3,079,580
            Evergreen - VA Equity Index Fund                                                               3,171,853                         -                    34,749                         -                                   3,171,853
          0                    3,171,853
            Evergreen - VA Foundation Fund                                                                 7,881,270                         -                   157,893                         -                                   7,725,395
    155,875                    7,881,270
            Evergreen - VA Global Leaders Fund                                                            17,140,823                   282,237                 7,687,135                    31,560                                   9,730,724
  7,410,099                   17,140,823
            Evergreen - VA Omega Fund                                                                     16,510,341                         -                     5,091                         -                                  16,510,341
          0                   16,510,341
            Evergreen - VA Perpetual International Fund                                                    1,573,959                         -                 1,028,573                         -                                   1,015,292
    558,667                    1,573,959
            Evergreen - VA Small Cap Value Fund                                                              786,159                         -                    26,247                         -                                     761,708
     24,451                      786,159
            Evergreen - VA Special Equity Fund                                                            22,464,879                 1,711,437                 2,620,060                    63,711                                  21,797,286
    667,593                   22,464,879
            Evergreen - VA Strategic Income Fund                                                           1,292,099                         -                    48,824                         -                                   1,279,854
     12,245                    1,292,099
            INVESCO - VIF Dynamics Fund                                                                  301,756,728                32,610,447               149,011,538                 8,942,179                                 185,253,252
116,503,476                  301,756,728
            INVESCO - VIF Financial Services Fund                                                        256,988,338                11,931,200                90,691,898                 3,420,087                                 181,189,807
 75,798,531                  256,988,338
            INVESCO - VIF Health Sciences Fund                                                           338,931,043                13,625,683                85,929,824                 5,323,759                                 271,318,767
 67,612,276                  338,931,043
            INVESCO - VIF Telecommunications Fund                                                        615,583,355                64,042,700               378,330,230                13,011,352                                 262,979,941
352,603,414                  615,583,355
            INVESCO - VIF Technology Fund                                                              1,038,875,827                71,426,192               542,973,728                10,730,858                                 531,780,627
507,095,200                1,038,875,827
            Montgomery - Emerging Markets Portfolio                                                      177,100,302               111,698,539               169,274,865               101,005,955                                 112,707,505
 64,392,797                  177,100,302
            Nike - First Trust 10 Portfolio                                                               34,442,702                         -                 8,378,218                         -                                  25,454,864
  8,987,838                   34,442,702
            Profunds - VP Ultra OTC                                                                      571,805,762                79,939,233               268,307,700                38,056,581                                 280,450,676
291,355,086                  571,805,762
            Profunds - VP Europe                                                                         484,273,949                 4,289,567               439,631,403                 1,234,074                                  26,270,890
458,003,059                  484,273,949
            Profunds - VP Ultra Small Cap                                                                547,986,421                49,680,888               505,437,761                40,834,895                                  30,972,318
517,014,103                  547,986,421
            Rydex - Nova                                                                                 740,193,318               321,392,769               615,533,775               268,931,809                                 148,515,259
591,678,059                  740,193,318
            Rydex - Ursa                                                                                 291,957,732               347,175,972               288,580,337               322,299,815                                  33,296,974
258,660,758                  291,957,732
            Rydex - OTC                                                                                1,682,665,837               952,393,483             1,348,678,957               731,335,364                                 508,498,492
1,174,167,345                1,682,665,837
            WFVT - Equity Value Fund                                                                      26,708,799                18,846,795                11,771,053                 2,909,340                                  26,708,799
          0                   26,708,799
            WFVT - Equity Income Fund                                                                      4,249,309                 1,390,159                   672,048                    38,965                                   4,249,309
          0                    4,249,309

                                                                                          ---------------------------------------------------------------------------------------------------------               -----------------------------
---------------------------------------------------------
                                                                                          --------------------------------------------------------------------------------------------------------               ------------------------------
--------------------------------------------------------
                                                                                                    $ 33,661,294,091          $ 24,621,439,916          $ 28,798,869,135          $ 19,337,020,906                              19,825,918,793
13,835,375,298               33,661,294,091
                                                                                          =========================================================================================================               =============================
=========================================================
                                                                                          ========================================================================================================               ==============================
========================================================

15,571,757,108.00

518,526,325.00

1,213,719,641.00

13,839,511,142.00

                                                Statement of Additional Information

The variable  investment  options under the Annuity are issued by AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE  ACCOUNT B
(CLASS 1 SUB-ACCOUNTS) and AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the
Securities  Act of 1933 and the  Investment  Company  Act of 1940.  The fixed  investment  options  under the  Annuity are issued by
AMERICAN  SKANDIA LIFE  ASSURANCE  CORPORATION.  The assets  supporting  the fixed  investment  options are  maintained  in AMERICAN
SKANDIA LIFE ASSURANCE  CORPORATION SEPARATE ACCOUNT D, a non-unitized  separate account, and registered solely under the Securities
Act of 1933.

Item                                                                                                                   Page

APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
  Variable Account B (Class 1 Sub-accounts - Stagecoach).................................................................12

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THIS STATEMENT OF ADDITIONAL  INFORMATlON IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITIES FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD  CONSIDER  BEFORE  INVESTING.  FOR A COPY OF
THE PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA LIFE ASSURANCE CORPORATION,  P.O. BOX 883, SHELTON,  CONNECTICUT 06484, OR
TELEPHONE 1-800-680-8920.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@AMERICANSKANDIA.COM.
------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  May 1, 2001                                       Date of Statement of Additional Information:  May 1, 2001
WellsASL - SAI (05/2001)

General Information About American Skandia

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us") is a wholly-owned  subsidiary of American
Skandia,  Inc.  ("ASI").  ASI's indirect parent is Skandia  Insurance Company Ltd. Skandia Insurance Company Ltd. is part of a group of companies  whose  predecessor  commenced  operations  in 1855.  Skandia  Insurance  Company Ltd. is a major  worldwide  insurance company operating from Stockholm, Sweden which owns and controls,  directly or through subsidiary companies,  numerous insurance and related  companies.  We are organized as a Connecticut  stock life insurance  company,  and are subject to Connecticut law governing insurance companies.  Our mailing address is P.O. Box 883, Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
(Class 1 Sub-accounts -Stagecoach)

American Skandia Life Assurance  Corporation  Variable Account B (Class 1 Sub-accounts),  also referred to as "Separate  Account B", was  established  by us pursuant to  Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary according to the investment  performance of Separate Account B. The  Sub-accounts  offered pursuant to this  Prospectus  are all Class 1  Sub-accounts  of  Separate  Account B. Each class of  Sub-accounts  in  Separate  Account B has a different level of charges assessed against such  Sub-accounts.  Each Sub-account  invests  exclusively in an underlying mutual fund or a portfolio  of an  underlying  mutual  fund.  You will find  additional  information  about these  underlying  mutual  funds and portfolios in the prospectuses for such funds.

Separate  Account B is  registered  with the  Securities  and  Exchange  Commission  under the  Investment  Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the Sub-accounts  will vary with the investment  performance of the underlying  mutual funds or fund  portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

During the accumulation  phase, we offer a number of Sub-accounts as variable investment  options.  Certain  Sub-accounts may not be available in all  jurisdictions.  If and when we obtain  approval of the  applicable  authorities  to make such variable  investment options available,  we will notify Owners of the availability of such  Sub-accounts.  As of the date of the Prospectus and Statement of Additional  Information,  our  Sub-accounts  and the  underlying  mutual funds or portfolios in which they invest are as follows.
Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust.

         Separate Account B Sub-account                                                   Underlying Mutual Fund Portfolio:
                                                                                                 Wells Fargo Variable Trust

         WFVT Equity Income                                                                              Equity Income Fund
         WFVT Large Company Growth                                                                Large Company Growth Fund
         WFVT Asset Allocation                                                                        Asset Allocation Fund
         WFVT Growth                                                                                            Growth Fund
         WFVT Equity Value                                                                                Equity Value Fund
         WFVT Corporate Bond                                                                            Corporate Bond Fund
         WFVT Small Cap Growth                                                                        Small Cap Growth Fund
         WFVT International Equity                                                                International Equity Fund
         WFVT Money Market                                                                                Money Market Fund

         Underlying Mutual Fund:                                                                     American Skandia Trust

         AST Janus Overseas Growth                                                                AST Janus Overseas Growth
         AST American Century International Growth                                AST American Century International Growth
         AST American Century International Growth II                          AST American Century International Growth II
         AST Janus Small-Cap Growth                                                              AST Janus Small-Cap Growth
         AST Scudder Small-Cap Growth                                                          AST Scudder Small-Cap Growth
         AST Goldman Sachs Small-Cap Value                                                AST Goldman Sachs Small-Cap Value
         AST Gabelli Small-Cap Value                                                            AST Gabelli Small-Cap Value
         AST Janus Mid-Cap Growth                                                                  AST Janus Mid-Cap Growth
         AST Neuberger Berman Mid-Cap Growth                                           AST Neuberger Berman Mid-Cap Growth
         AST Neuberger Berman Mid-Cap Value                                              AST Neuberger Berman Mid-Cap Value
         AST Alger All-Cap Growth                                                                  AST Alger All-Cap Growth
         AST JanCap Growth                                                                                AST JanCap Growth
         AST MFS Growth                                                                                      AST MFS Growth
         AST Marsico Capital Growth                                                              AST Marsico Capital Growth
         AST Cohen & Steers Realty                                                                AST Cohen & Steers Realty
         AST American Century Income & Growth                                          AST American Century Income & Growth
         AST INVESCO Equity Income                                                                AST INVESCO Equity Income
         AST PIMCO Total Return Bond                                                            AST PIMCO Total Return Bond
         AST PIMCO Limited Maturity Bond                                                    AST PIMCO Limited Maturity Bond

         MV Emerging Markets                                       Emerging Markets portfolio of Montgomery Variable Series

         INVESCO VIF Technology                             Technology portfolio of INVESCO Variable Investment Funds, Inc.
         INVESCO VIF Health Sciences                   Health Sciences portfolio of INVESCO Variable Investment Funds, Inc.

A brief summary of the investment  objectives and policies of each  underlying  mutual fund portfolio is found in the  Prospectuses.
More detailed information about the investment  objectives,  policies,  charges,  operations,  the attendant risks and other details pertaining  to each  underlying  mutual fund  portfolio  are  described in the  prospectus  of each  underlying  mutual fund and the statements of additional  information for such underlying  mutual fund. Also included in such  information is the investment  policy of each  mutual  fund or  portfolio  regarding  the  acceptable  ratings  by  recognized  rating  services  for bonds and other debt obligations.  There can be no guarantee that any underlying mutual fund or portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual fund or portfolio  thereof may or may not be  diversified  as defined in the  Investment  Company
Act. The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.  Generally,  each  portfolio  issues a separate  class of shares.  Shares of the  underlying  mutual  fund  portfolios  are available to separate  accounts of life insurance  companies  offering  variable annuity and variable life insurance  products.  The shares may also be made available,  subject to obtaining all required regulatory  approvals,  for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Code.

We may make other  underlying  mutual  funds  available by creating  new  Sub-accounts.  Additionally,  new  portfolios  may be made available  by the  creation  of new  Sub-accounts  from time to time.  Such a new  portfolio  of an  underlying  mutual  fund may be disclosed in its  prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account to invest in that portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life  Assurance  Corporation  Separate  Account D, also referred to as Separate  Account D, was  established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We have sole discretion over the investment  managers  retained to manage the assets  maintained in Separate Account D. We currently employ  investment  managers for Separate Account D including,  but not limited to, Wells Fargo Bank, N.A. Each manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s).

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address  the  matching  of the  durations  of the assets  with the durations of  obligations  supported by such assets.  We believe  these  matching  requirements  are designed to control an insurer's  ability to risk investing in long-term  assets to support short term interest rate  guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard & Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

We may or may not be able to obtain  approval  in the  future in  certain  jurisdictions  of  endorsements  to  individual  or group annuities that include the type of Fixed  Allocations  offered  pursuant to this  Prospectus.  If such approval is obtained,  we may take those steps needed to make such Fixed  Allocations  available to purchasers to whom  Annuities were issued prior to the date of such approval.

PRINCIPAL UNDERWRITER/DISTRIBUTOR – American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the  securities  offered  through this  prospectus  and  Statement of Additional  Information.  American  Skandia Life  Assurance
Corporation and American Skandia Investment Services,  Incorporated ("ASISI"),  the investment manager of American Skandia Trust and
American  Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer  through which it receives a portion of brokerage  commissions  in connection  with  purchases and sales of securities  held by portfolios of
American Skandia Trust which are offered as underlying investment options under the Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities  and Exchange Act of 1934  ("Exchange  Act") and is a member of the National  Association  of  Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  may be payable  based on a percentage of Purchase  Payments  made,  up to a maximum of 1.0%.  Ongoing  compensation  of up to 1.25% per year of the Account  Value is also payable.  We may also provide  compensation for providing  ongoing service to you in relation to the Annuity.  Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2000: $355,445,427;  1999: $296,723,325;  1998:
$184,371,068.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money  market-type  Sub-accounts  (like the WFVT Money Market  Sub-account)  and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
The  current  yield  of a money  market-type  Sub-account  is  calculated  based  upon a seven  day  period  ending  on the  date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound yield for a money market-type  Sub-account  according to the method prescribed by the Securities and
Exchange  Commission.  The effective  yield  reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.
Net  investment  income for yield  quotation  purposes  will not include  either  realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the WFVT Money Market  Sub-account  during the last seven days of the calendar year ending prior to the date of this Prospectus.  At the  beginning of the seven day period,  the  hypothetical  contract  had a balance of one Unit.  The current and  effective  yields reflect the recurring  charge against the  Sub-account.  Please note that current and effective  yield  information  will fluctuate.
This information may not provide a basis for comparisons with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                   WFVT Money Market                        4.45%                              4.55%

Total Return
Total return for the other Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance  of the  underlying  mutual fund  portfolios in the form of "Standard"  and  "Non-standard"  Total
Returns.  "Standard Total Return" figures assume that all charges and fees are applicable,  including any contingent  deferred sales charge  that may apply for the period  shown.  "Non-standard  Total  Return"  figures  may be used that do not  reflect all fees and charges.  Non-standard  Total Returns are calculated in the same manner as  standardized  returns except that the  calculations  may assume no redemption at the end of the applicable  periods.  Standard and  Non-standard  Total returns will not reflect charges that apply to either Optional Death Benefit.

Some of the  underlying  mutual  fund  portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted in advertising  regarding such  Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial  offering of the Annuities,  or periods during which the underlying  mutual fund portfolios have been in existence,  but the
Sub-accounts  have not. Such  hypothetical  performance is calculated  using the same  assumptions  employed in  calculating  actual performance  since inception of the  Sub-accounts.  Under our  understanding of current SEC positions,  hypothetical  performance of the  underlying  mutual fund  portfolios  prior to the existence of the  Sub-accounts  may only be presented as  Non-Standard  Total
Returns.

As described in the Prospectus,  Annuities may be offered in certain  situations in which the Annual  Maintenance Fee or the portion of the Insurance  Charge for  administrative  costs may be eliminated or reduced.  Advertisements  of performance in connection with the offer of such Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31, 1999.  The  "inception-to-date"  figures shown below are based on the inception  date of an  underlying  mutual fund  portfolio.
"N/A" means "not  applicable"  and indicates  that the  underlying  mutual fund  portfolio  was not in operation for the  applicable period.  Any  performance of such  portfolios  prior to inception of a Sub-account is provided by the underlying  mutual funds.  The total return for any Sub-account reflecting performance prior to such Sub-account's inception is based on such information.

                                 --------------------------------------------------
                                               Standard Total Return
                                 --------------------------------------------------
                                 --------------------------------------------------
                                        (Assuming maximum maintenance fees)
                                 --------------------------------------------------

---------------------------------- -------- --------- -------- ---------- ----------
                                      1        3         5        10      Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- -------- ---------- ----------
WFVT Asset Allocation               -0.46     9.8      11.61       -        12.48
WFVT Corporate Bond                 8.61       0         0         -        6.25
WFVT Equity Income                  0.84       0         0         -        0.27
WFVT Equity Value                   4.24       0         0         -        -1.73
WFVT Growth                        -14.86     8.64     12.33       -        13.58
WFVT International Equity 1           0        0         0         -       -11.01
WFVT Large Company Growth           -2.04      0         0         -        13.33
WFVT Small Cap Growth              -23.71      0         0         -        19.61

AST Janus Overseas Growth          -25.72    15.26       0         -        15.70
AST American Century               -17.33    16.37       0         -        15.64
  International Growth
AST American Century               -18.58     5.96     5.97        -        4.80
  International Growth II 2
AST Janus Small-Cap Growth 3       -48.92     7.5      8.95        -        11.52
AST Scudder Small-Cap Growth 4     -22.11      0         0         -        9.47
AST Goldman Sachs Small-Cap         31.9     11.66       0         -        11.67
  Value 5
AST Gabelli Small-Cap Value 6       20.08     1.61       0         -        7.43
AST Janus Mid-Cap Growth 7            0        0         0         -       -34.26
AST NB Mid-Cap Growth 8             -9.42    17.12     16.19       -        16.52
AST NB Mid-Cap Value 9              25.63     7.98     11.5        -        10.16
AST JanCap Growth                  -31.98    19.88     22.53       -        18.87
AST MFS Growth                      -7.9       0         0         -        3.09
AST Marsico Capital Growth         -15.51    21.02       0         -        20.94
---------------------------------- -------- --------- -------- ---------- ----------

---------------------------------- -------- --------- -------- ---------- ----------
                                      1        3         5        10      Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- -------- ---------- ----------

AST Cohen & Steers Realty           24.34     1.22       0         -        1.23
AST American Century Income &      -12.08     5.63       0         -        9.18
  Growth 10
AST INVESCO Equity Income           3.21      8.27     12.22       -        11.88
AST PIMCO Total Return Bond         9.94      4.94     4.98        -        5.30
AST PIMCO Limited Maturity Bond     6.84      4.28     4.21        -        4.37

MV Emerging Markets                -29.59    -11.04      0         -        -7.18

INVESCO VIF Technology             -24.54      0         0         -        20.12
INVESCO VIF Health Sciences         28.63      0         0         -        36.90
---------------------------------- -------- --------- -------- ---------- ----------

1.       This portfolio was first offered as a Sub-account on July 3, 2000.
2.       Effective May 1, 2000, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Prior to May 1,
     2000,  Rowe  Price-Fleming  International,  Inc.  served as  Sub-advisor  of the  Portfolio,  then  named  "AST T.  Rowe  Price
     International Equity Portfolio."
3.       Effective December 31, 1998, Janus Capital  Corporation  became  Sub-advisor of the Portfolio.  Prior to December 31, 1998,
     Founders Asset Management, LLC served as Sub-advisor of the Portfolio, then named "Founders Capital Appreciation Portfolio."
4.       Effective May 1, 2001, the name of the portfolio  changed to the "AST Scudder  Small-Cap  Growth  Portfolio".  Prior to May
     1, 2001 the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
5.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor of the Portfolio.  Prior to May 1, 2001, Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value."
6.       Effective  October 23, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T.
     Rowe Price  Associates,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price  Small  Company  Value
     Portfolio."
7.       This Portfolio was first offered as a Sub-account on May 1, 2000.
8.       Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Berger Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
9.       Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
10.      Effective May 3, 1999, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam
     Value Growth & Income."

Some of the underlying  portfolios may be subject to an expense  reimbursement  or waiver that in the absence of such  reimbursement or waiver would reduce the portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since performance is not fixed.  Actual  performance will depend on the type,  quality and, for some of the Sub-accounts, the maturities of the  investments  held by the underlying  mutual funds and upon prevailing  market  conditions and the response of the underlying  mutual funds to such  conditions.  Actual  performance will also depend on changes in the expenses of the underlying mutual funds.  In addition, the amount of charges against each Sub-account will affect performance.

The  information  provided by these  measures may be useful in reviewing the  performance of the  Sub-accounts,  and for providing a basis for  comparison  with other  annuities.  These  measures  may be less useful in  providing a basis for  comparison  with other investments that neither provide some of the benefits of such annuities nor are treated in a similar fashion under the Code.

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period  applies to each day in the period.  The net investment  factor is an index that measures the  investment  performance of and charges  assessed  against a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation  Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the  underlying  mutual fund  shares  held by that  Sub-account  at the end of the current
                  Valuation  Period plus the per share amount of any dividend or capital  gain  distribution  declared and unpaid by the underlying mutual fund during that Valuation Period; plus or minus

2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset value per share plus any declared and unpaid  dividends per share of the  underlying  mutual fund shares held in that Sub-account at the end of the preceding Valuation Period; plus or minus
2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the mortality and expense risk charges and the administration charge.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the MVA.

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a reduction to the interest rate determined according to the index.

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes will be subject to approval by the Securities and Exchange  Commission and the Insurance  Department of the  jurisdiction in which  your  Annuity  was  delivered.  (For  Annuities  issued as  certificates  of  participation  in a group  contract,  it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA (see "Account Value of the Fixed Allocations").

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
The market  value  adjustment  ("MVA") is used in  determining  the Account  Value of each Fixed  Allocation.  The  formula  used to determine  the MVA is applied  separately  to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account  Value is being  determined.  Current Rates and  available  Guarantee  Periods are those for the class of Annuities you purchase pursuant to the Prospectus available in conjunction with this Statement of Additional Information.

The formula is:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the interest rate being credited to the Fixed Allocation;

                  J is the interest rate (for your class of annuity) being credited to new Fixed  Allocations  with
                  Guarantee  Period  durations  equal to the number of years  (rounded to the next  higher  integer when  occurring  on  other  than  an  anniversary  of the  beginning  of the  Fixed  Allocation's
                  Guarantee Period) remaining in your Fixed Allocation Guarantee Period;

                  N is the number of months  (rounded to the next higher  integer  when  occurring  on other than a monthly  anniversary  of the  beginning of the  Guarantee  Period)  remaining  in such  Guarantee
                  Period.

The formula that applies if you surrender the Annuity pursuant to the free-look provision is [(1 + I)/(1 + J)]N/12.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date.  The formula may be changed if Additional
Amounts have been added to a Fixed Allocation.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote  shares of the  underlying  mutual  funds or  portfolios  in which the  Sub-accounts  invest in the manner  directed by
Owners.  Owners give instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each  Sub-account  from various  classes that may invest in the same  underlying  mutual fund portfolio.

The number of votes for an underlying  mutual fund or portfolio will be determined as of the record date for such underlying  mutual fund or portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent accountant;  (c) approval of changes to the investment advisory agreement or adoption of a new investment  advisory agreement;  (d) any change in the fundamental  investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
We reserve the right to any or all of the  following:  (a)  combine a  Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion thereof with other "unitized"  separate  accounts;  (c) terminate  offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other "non-unitized"  separate accounts; (e) deregister Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form  permitted by law;  (g) make  changes  required by any change in the  Securities  Act of 1933,  the
Exchange Act of 1934 or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes  required by any change in other Federal or state laws relating to retirement  annuities or annuity contracts; and (j) discontinue offering any variable investment option at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We notify you (and/or any payee during the payout phase) of any  modification  to your  Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
We may defer any  distribution  or transfer from a Fixed  Allocation or an annuity payout for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a distribution  or transfer from any Fixed  Allocation or any annuity payout for more than thirty days,  or less where  required by law, we pay interest at the minimum rate  required by law but not less than 3% or at least 4% if required by your  contract,  per year on the amount  deferred.  We may defer payment of proceeds of any  distribution from any  Sub-account  or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the  transaction is effected.  Any deferral  period begins on the date such  distribution  or transfer  would  otherwise  have been  transacted  (see
"Pricing of Transfers and Distributions").

All procedures,  including  payment,  based on the valuation of the  Sub-accounts  may be postponed  during the period:  (1) the New
York Stock  Exchange is closed (other than  customary  holidays or weekends) or trading on the New York Stock Exchange is restricted as  determined  by the SEC; (2) the SEC permits  postponement  and so orders;  or (3) the SEC  determines  that an emergency  exists making valuation or disposal of securities not reasonably practical.

Misstatement of Age or Sex
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2000 and 1999, and for each of the three years in the period  ended  December  31,  2000,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Variable  Account B - Class 1 -  Stagecoach  at December  31, 2000 and 1999 and for the years then ended,  appearing in this  Prospectus and  Registration  Statement have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their report thereon appearing  elsewhere herein,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts - Stagecoach)

The statements  which follow in Appendix A are those of American  Skandia Life  Assurance  Corporation  Variable  Account B (Class 1
Sub-accounts  -  Stagecoach)  as of  December  31,  2000 and for the  periods  ended  December  31,  2000 and 1999.  There are other
Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your written or oral request.  Please  address your request to American  Skandia Life Assurance  Corporation,  Attention:
Stagecoach Annuity, P.O. Box 7038, Bridgeport,  Connecticut,  06601-7038.  Our phone number is 1-800-680-8920.  You may also forward such a request electronically to our Customer Service Department at customerservice@americanskandia.com.

                         APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
                                       Variable Account B (Class 1 Sub-accounts - Stagecoach)

                                                                                     Independent Auditor's Report

To the Contractowners of
       American Skandia Life Assurance Corporation
       Variable Account B - Class 1 (Stagecoach) and the
       Board of Directors and Shareholder of
       American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the accompanying  statement of assets,  liabilities and contractowners'  equity of the thirty-four  sub-accounts of American Skandia Life Assurance  Corporation  Variable Account B -
Class 1  (Stagecoach),  referred to in Note 1, as of December 31, 2000,  the related  statement of operations  for the year then ended and the statements of changes in net assets for the years ended
December 31, 2000 and 1999. These financial  statements are the responsibility of the Company's  management.  Our  responsibility is to express an opinion on these financial  statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements are free of material misstatement.  An audit includes examining,  on a test basis, evidence supporting the amounts and disclosures in the financial statements.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the financial  position of the thirty-four  sub-accounts of American Skandia Life Assurance
Corporation  Variable Account B - Class 1 (Stagecoach),  referred to in Note 1, at December 31, 2000, the results of their operations for the year then ended, and changes in their net assets for the years ended December 31, 2000 and 1999 in conformity with accounting principles generally accepted in the United States.

                                                                                                                                                                  /s/Ernst & Young

Hartford, Connecticut
February 2, 2001

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARAIBLE ACCOUNT B --- CLASS 1 STAGECOACH
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNER'S EQUITY
AS OF DECEMBER 31, 2000

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                                                           ASSETS                                                                                                                                                                       LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            Alger All Cap Growth Portfolio - 27,836,067 shares ( cost $257,979,693)                                                 $ 190,398,697                            Payable to American Skandia Life Assurance Corporation
                                                                     $ 62,087,907
            Alger Growth Portfolio - 138,402,600 shares ( cost $1,383,911,762)                                                      1,317,592,754                            Payable to INVESCO
                                                                       10,660,156
            American Century International Growth I Portfolio - 16,778,817 shares ( cost $322,799,790)                                304,703,325                            Payable to Montgomery
                                                                        1,558,144
            American Century International Growth II Portfolio - 29,591,041 shares ( cost $414,485,387)                               366,928,914                            Payable to WFVT
                                                                          277,188

                                                     -----------------------------
            American Century Income and Growth Portfolio - 35,425,266 shares ( cost $492,850,025)                                     461,236,957                                                      Total Liabilities
                                                                       74,583,395
            Cohens & Steers Real Estate Portfolio - 12,137,221 shares ( cost $113,422,912)                                            123,556,909
            Gabelli Small-Cap Value Portfolio - 23,888,678 shares ( cost $276,119,872)                                                311,030,594
            Invesco Equity Income Portfolio - 62,779,632 shares ( cost $1,080,043,669)                                              1,104,293,722
            Jancap Growth Portfolio - 116,382,481 shares ( cost $5,175,066,093)                                                     4,082,697,429
            Janus Overseas Growth Portfolio - 54,988,664 shares ( cost $1,258,399,206)                                              1,029,387,786                                                                        NET ASSETS
            Janus Mid-Cap Growth Portfolio - 9,337,582 shares ( cost $87,106,144)                                                      62,001,543
                                             Unit
            Janus Small-Cap Growth Portfolio - 27,056,250 shares ( cost $809,439,874)                                                 549,241,876                            Contractowners' Equity
                  Units                      Value
            Kemper Small Cap Value Portfolio - 65,047,617 shares ( cost $901,040,937)                                                 762,358,068                                        AST - Alger All Cap Growth Portfolio
                   28,229,631                 $ 6.74                  190,398,697
            Lord Abbett Small Cap Value Portfolio - 14,564,590 shares ( cost $175,113,823)                                            211,914,783                                        AST - Alger Growth Portfolio
                  138,664,577                   9.50                1,317,592,754
            Marsico Capital Growth Portfolio - 93,086,164 shares ( cost $1,662,628,238)                                             1,684,859,573                                        AST - American Century International Growth I Portfolio
                   17,007,352                  17.92                  304,703,325
            MFS Growth Portfolio - 7,390,457 shares ( cost $84,949,589)                                                                78,043,228                                        AST - American Century International Growth II Portfolio
                   26,340,548                  13.93                  366,928,914
            Neuberger & Berman Mid-Cap Growth Portfolio - 31,757,740 shares ( cost $813,345,414)                                      686,919,917                                        AST - American Century Income and Growth Portfolio
                       32,388,202                  14.24                  461,236,957
            Neuberger & Berman Mid-Cap Value Portfolio - 55,763,860 shares ( cost $798,422,622)                                       939,621,047                                        AST - Cohens & Steers Real Estate Portfolio
                           11,891,188                  10.39                  123,556,909
            PIMCO Limited Bond Portfolio - 35,829,128 shares ( cost $382,409,136)                                                     396,986,740                                        AST - Gabelli Small-Cap Value Portfolio
                   23,298,524                  13.35                  311,030,594
            PIMCO Total Return Bond Portfolio - 102,482,705 shares ( cost $1,141,782,869)                                           1,188,799,380                                        AST - Invesco Equity Income Portfolio
                   50,171,495                  22.01                1,104,293,722
      The Alger American Fund (AAF)                                                                                                                                                      AST -  Jancap Growth Portfolio
                   99,250,773                  41.14                4,082,697,429
            Alger Growth Portfolio - 0 shares ( cost $0)                                                                                        -                                        AST - Janus Overseas Growth Portfolio
                   57,327,711                  17.96                1,029,387,786
      INVESCO Variable Investment Funds ( INVESCO ):                                                                                                                                     AST -  Janus Mid-Cap Growth Portfolio
                    9,426,102                   6.58                   62,001,543
            VIF Health Sciences Fund - 13,540,803 shares ( cost $262,294,225)                                                         282,867,376                                        AST - Janus Small-Cap Growth Portfolio
                   25,535,093                  21.51                  549,241,876
            VIF Technology Fund - 12,968,372 shares ( cost $520,689,315)                                                              367,912,719                                        AST - Kemper Small Cap Value Portfolio
                   63,621,279                  11.98                  762,358,068
      Montgomery Variable Series ( Montgomery ):                                                                                                                                         AST - Lord Abbett Small Cap Value Portfolio
                   15,193,053                  13.95                  211,914,783
            Emerging Markets Portfolio - 11,779,888 shares ( cost $109,263,676)                                                        91,411,931                                        AST - Marsico Capital Growth Portfolio
                   94,627,691                  17.81                1,684,859,573
      Wells Fargo Variable Trust (WFVT):                                                                                                                                                 AST - MFS Growth Portfolio
                    7,515,486                  10.38                   78,043,228
            US Government Allocation Fund - 0 shares ( cost $0)                                                                                 -                                        AST - Neuberger & Berman Mid-Cap Growth Portfolio
                       26,517,850                  25.90                  686,919,917
            Equity Value Fund - 4,379,638 shares ( cost $41,523,121)                                                                   42,482,491                                        AST - Neuberger & Berman Mid-Cap Value Portfolio
                       44,558,699                  21.09                  939,621,047
            Asset Allocation Fund - 17,977,813 shares ( cost $235,824,487)                                                            248,453,382                                        AST - PIMCO Limited Bond Portfolio
                   31,046,956                  12.79                  396,986,740
            Growth & Income Fund - 5,423,479 shares ( cost $99,303,186)                                                               103,371,518                                        AST - PIMCO Total Return Bond Portfolio
                       82,545,240                  14.40                1,188,799,380
            Money Market Fund - 43,188,674 shares ( cost $43,188,674)                                                                  43,188,674                                        AAF - Growth Portfolio
                            -                      -                            -
            Small Cap Growth Fund - 1,094,581 shares ( cost $18,959,298)                                                               11,361,752                                        INVESCO - VIF Health Sciences Fund
                   19,381,405                  14.59                  282,867,376
            Corporate Bond Fund - 3,872,845 shares ( cost $38,530,745)                                                                 39,270,652                                        INVESCO - VIF Technology Fund
                   29,491,113                  12.48                  367,912,719
            Equity Income Fund - 297,077 shares ( cost $4,906,339)                                                                      5,053,288                                        Montgomery - Emerging Markets Portfolio
                   12,899,472                   7.09                   91,411,931
            Large Company Growth Fund - 1,535,546 shares ( cost $19,428,256)                                                           18,365,126                                        WFVT - US Government Allocation Fund
                            -                      -                            -
            International Equity Fund - 126,753 shares ( cost $1,204,304)                                                               1,133,173                                        WFVT - Equity Value Fund
                    4,442,888                   9.56                   42,482,491
                                                                                                                   -------------------------------
                          Total Invested Assets                                                                                    17,107,445,324                                        WFVT - Asset Allocation Fund
                   11,237,827                  22.11                  248,453,382
                                                                                                                                                                                         WFVT - Growth & Income Fund
                        4,373,354                  23.64                  103,371,518
                                                                                                                                                                                         WFVT - Money Market Fund
                    3,440,514                  12.55                   43,188,674
                                                                                                                                                                                         WFVT - Small Cap Growth Fund
                      902,955                  12.58                   11,361,752
Receivable from AST                                                                                                                    74,110,864                                        WFVT - Corporate Bond Fund
                    3,634,317                  10.81                   39,270,652
Receivable from AAF                                                                                                                       472,531                                        WFVT - Equity Income Fund
                      502,986                  10.05                    5,053,288
                                                                                                                   ------------------------------
                          Total Receivables                                                                                            74,583,395                                        WFVT - Large Company Growth Fund
                    1,563,551                  11.75                   18,365,126
                                                                                                                                                                                         WFVT - International Equity Fund
                      127,257                   8.90                    1,133,173

                                                     -----------------------------
                                                                                                                                                                                                       Total Contractowner's Equity
                                                                   17,107,445,324

                                                                                                                   ------------------------------
                                                    -----------------------------
                          Total Assets                                                                                           $ 17,182,028,719                                                      Total Liabilities & Contractowner's Equity
                                                                     $ 17,182,028,719
                                                                                                                   ===============================
                                                     =============================

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See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

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                                                                                                                                          Class 1 Sub-account Investing In:
                                   Class 1 Sub-account Investing In:                                                                                                                                 Class 1 Sub-account Investing In:
                                                                                      Class 1 Sub-account Investing In:                                                                                                                  Class 1 Sub-account
Investing In:
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                                                                                                                                                                                          AST - Alger                         AST - Alger
 AST - American Century                     AST - American Century                    AST - American Century                     AST - Cohens & Steers                      AST - Gabelli                       AST - Invesco                        AST -
Jancap                         AST - Janus                         AST - Janus                         AST - Janus                          AST - Kemper                       AST - Lord Abbett                     AST - Marsico                         AST
- MFS                          AST - Neuberger & Berman                          AST - Neuberger & Berman                         AST - PIMCO
                                                                                                                                                         Total                          All Cap Growth                          Growth
 International Growth I                    International Growth II                        Income & Growth                             Real Estate                          Small Cap Value                      Equity Income
Growth                          Overseas Growth                     Mid-Cap Growth                     Small-Cap Growth                      Small-Cap Value                       Small Cap Value                     Capital Growth
Growth Portfolio                            Mid-Cap Growth                                    Mid-Cap Value                              Limited Bond
                                                                                                                                          -----------------------------------------------------------------------------------------------------
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INVESTMENT INCOME:
   Income
      Dividends                                                                                                                                                 $ 126,797,177                                 $ -                                 $ -
                               $ -                                $ 970,867                                 $ 2,028,006                              $ 1,856,677                         $ 1,497,043                         $ 19,151,179
  $ 7,313,255                         $ 9,184,903                                 $ -                                 $ -                                    $ -                                 $ -                                 $ -
     $ 3,088                                               $ -                                      $ 2,080,786                        $ 20,440,624
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                                                                        (271,982,036)                         (2,587,208)                         (2,567,277)
                        (3,475,709)                              (5,973,163)                                 (6,244,529)                              (1,230,492)                         (3,855,132)                         (15,164,398)
  (78,539,897)                        (20,780,638)                           (432,066)                        (14,260,238)                           (12,994,136)                         (1,636,480)                        (24,931,385)
    (558,629)                                       (9,739,008)                                     (10,020,702)                         (5,272,032)
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NET INVESTMENT INCOME (LOSS)                                                                                                                                     (145,184,859)                         (2,587,208)                         (2,567,277)
                        (3,475,709)                              (5,002,296)                                 (4,216,523)                                 626,185                          (2,358,089)                           3,986,781
  (71,226,642)                        (11,595,735)                           (432,066)                        (14,260,238)                           (12,994,136)                         (1,636,480)                        (24,931,385)
    (555,541)                                       (9,739,008)                                      (7,939,916)                         15,168,592
                                                                                                                                          -----------------------------------------------------------------------------------------------------
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REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                                                                          9,786,906,419                         105,214,087                          33,402,518
                       292,911,616                              276,326,506                                  83,890,915                               87,029,368                         158,163,876                          267,806,531
1,540,228,581                       1,129,149,583                          22,958,901                         364,563,038                            516,831,075                          39,468,963                         467,185,960
   1,948,251                                       864,796,399                                      259,315,076                         192,552,556
   Cost of Securities Sold                                                                                                                                      8,201,941,716                         135,053,246                          34,733,510
                       269,983,932                              253,909,665                                  71,802,027                               80,784,164                         164,778,661                          252,895,954
  953,942,235                         680,306,707                          23,878,722                         193,642,802                            321,714,296                          32,253,151                         300,660,276
   1,747,867                                       750,055,661                                      238,952,539                         195,367,589

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       Net Gain (Loss)                                                                                                                                          1,584,964,703                         (29,839,159)                         (1,330,992)
                        22,927,684                               22,416,841                                  12,088,888                                6,245,204                          (6,614,785)                          14,910,577
  586,286,346                         448,842,876                            (919,821)                        170,920,236                            195,116,779                           7,215,812                         166,525,684
     200,384                                       114,740,738                                       20,362,537                          (2,815,033)
   Short-Term Capital Gain Distributions Received                                                                                                                 350,058,168                                   -                                   -
                         4,168,123                                1,072,304                                  14,387,977                                        -                           5,797,795                           21,707,793
            -                                   -                                   -                         108,835,676                             48,014,769                                   -                          38,447,314
           -                                                 -                                        2,504,895                                   -
   Long-Term Capital Gain Distributions Received                                                                                                                  775,799,308                                   -                                   -
                         1,712,809                               45,437,971                                   7,385,611                                        -                           7,244,970                           53,088,804
  475,961,396                          12,868,245                                   -                          19,660,270                                      -                                   -                           4,805,973
           -                                        13,201,805                                                -                                   -
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NET REALIZED GAIN (LOSS)                                                                                                                                        2,710,822,179                         (29,839,159)                         (1,330,992)
                        28,808,616                               68,927,116                                  33,862,476                                6,245,204                           6,427,980                           89,707,174
1,062,247,742                         461,711,121                            (919,821)                        299,416,182                            243,131,548                           7,215,812                         209,778,971
     200,384                                       127,942,543                                       22,867,432                          (2,815,033)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                                                          4,556,095,133                                   -                                   -
                        54,317,354                              101,100,943                                  55,066,347                               (1,104,266)                        (11,124,827)                          84,407,782
1,849,522,716                         558,256,845                                   -                         592,176,377                            329,253,045                           4,845,224                         501,644,806
     325,814                                       124,170,953                                      (15,947,584)                          2,050,978
   End of Period                                                                                                                                               (1,918,986,995)                        (67,580,996)                        (66,319,007)
                       (18,096,465)                             (47,556,473)                                (31,613,068)                              10,133,996                          34,910,721                           24,250,053
(1,092,368,665)                       (229,011,421)                        (25,104,601)                       (260,197,998)                          (138,682,868)                         36,800,960                          22,231,335
   (6,906,361)                                     (126,425,497)                                     141,198,425                          14,577,604
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NET UNREALIZED GAIN (LOSS)                                                                                                                                     (6,475,082,128)                        (67,580,996)                        (66,319,007)
                       (72,413,819)                            (148,657,416)                                (86,679,415)                              11,238,262                          46,035,548                          (60,157,729)
(2,941,891,381)                       (787,268,266)                        (25,104,601)                       (852,374,375)                          (467,935,913)                         31,955,736                        (479,413,471)
   (7,232,175)                                     (250,596,450)                                     157,146,009                          12,526,626
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NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                                                              $ (3,909,444,808)                     $ (100,007,363)                      $ (70,217,276)
                     $ (47,080,912)                           $ (84,732,596)                              $ (57,033,462)                            $ 18,109,651                        $ 50,105,439                         $ 33,536,226                    $
(1,950,870,281)                     $ (337,152,880)                      $ (26,456,488)                     $ (567,218,431)                        $ (237,798,501)                       $ 37,535,068                      $ (294,565,885)
 $ (7,587,332)                                   $ (132,392,915)                                   $ 172,073,525                        $ 24,880,185
                                                                                                                                          =====================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================================================================
====================================================================================================================================================================================================

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See Notes to Financial Statements.

* Date Operations Commenced
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

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                                                                                                                                          Class 1 Sub-account Investing In:
                                   Class 1 Sub-account Investing In:                                                                                                                                 Class 1 Sub-account Investing In:
                                                                                      Class 1 Sub-account Investing In:
                                                                                                                                          -----------------------------------------------------------------------------------------------------
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       Montgomery
                                                                                                                                                      AST - PIMCO                        INVESCO - VIF                       INVESCO - VIF
        Emerging                                     WFVT                                      WFVT                                       WFVT                                  WFVT                                 WFVT                                WFVT
                             WFVT                                WFVT                                WFVT                                  AAF
                                                                                                                                                   Total Return Bond                    Health Sciences                       Technology
         Markets                                 Equity Value                            Asset Allocation                           Growth & Income                         Money Market                       Small Cap Growth
Corporate Bond                       Equity Income                   Large Company Growth                International Equity                         Growth
                                                                                                                                          -----------------------------------------------------------------------------------------------------
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INVESTMENT INCOME:
   Income
      Dividends                                                                                                                                                  $ 51,823,520                                 $ -                                 $ -
                               $ -                                $ 201,101                                 $ 5,345,438                                      $ -                         $ 2,205,679                                  $ -
  $ 2,656,066                            $ 35,781                                 $ -                             $ 3,164                                    $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                                                                         (15,141,999)                         (1,894,806)                         (5,283,922)
                        (1,747,842)                                (416,181)                                 (3,529,180)                              (1,694,216)                           (555,045)                            (158,757)
     (574,464)                            (35,246)                           (157,990)                             (5,030)                           (20,524,239)
                                                                                                                                          -----------------------------------------------------------------------------------------------------
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NET INVESTMENT INCOME (LOSS)                                                                                                                                       36,681,521                          (1,894,806)                         (5,283,922)
                        (1,747,842)                                (215,080)                                  1,816,258                               (1,694,216)                          1,650,634                             (158,757)
    2,081,602                                 535                            (157,990)                             (1,866)                           (20,524,239)
                                                                                                                                          -----------------------------------------------------------------------------------------------------
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REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                                                                            324,120,456                          85,929,824                         542,973,728
                       169,274,865                               11,771,053                                  12,638,176                               16,446,626                          46,242,703                            3,935,801
    9,467,819                             672,048                             600,414                              43,250                          1,859,045,856
   Cost of Securities Sold                                                                                                                                        338,576,262                          85,135,450                         582,214,157
                       161,881,004                               11,662,186                                  10,037,073                               10,024,660                          46,242,703                            2,336,257
    9,653,053                             694,081                             475,093                              45,792                          1,986,500,941

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       Net Gain (Loss)                                                                                                                                            (14,455,806)                            794,374                         (39,240,429)
                         7,393,861                                  108,867                                   2,601,103                                6,421,966                                   -                            1,599,544
     (185,234)                            (22,033)                            125,321                              (2,542)                          (127,455,085)
   Short-Term Capital Gain Distributions Received                                                                                                                           -                             241,040                             835,153
                                 -                                        -                                   3,429,690                                        -                                   -                            3,099,610
            -                              17,497                                   -                                   -                             97,498,532
   Long-Term Capital Gain Distributions Received                                                                                                                            -                              27,254                              36,079
                                 -                                        -                                   4,603,364                               10,501,750                                   -                              101,824
            -                              41,852                                   -                                   -                            119,119,331
                                                                                                                                          -----------------------------------------------------------------------------------------------------
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NET REALIZED GAIN (LOSS)                                                                                                                                          (14,455,806)                          1,062,668                         (38,369,197)
                         7,393,861                                  108,867                                  10,634,157                               16,923,716                                   -                            4,800,978
     (185,234)                             37,316                             125,321                              (2,542)                            89,162,778
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                                                            (34,751,893)                            419,823                          12,339,485
                        27,264,672                                 (560,713)                                 26,195,350                               37,654,128                                   -                            1,461,891
     (675,233)                              3,150                             178,133                                   -                            257,603,833
   End of Period                                                                                                                                                   47,016,511                          20,573,152                        (152,776,597)
                       (17,851,745)                                 959,371                                  12,628,895                                4,068,331                                                               (7,597,547)
      740,271                             146,949                          (1,063,129)                            (71,131)                                     -
                                                                                                                                          -----------------------------------------------------------------------------------------------------
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NET UNREALIZED GAIN (LOSS)                                                                                                                                         81,768,404                          20,153,329                        (165,116,082)
                       (45,116,417)                               1,520,084                                 (13,566,455)                             (33,585,797)                                  -                           (9,059,438)
    1,415,504                             143,799                          (1,241,262)                            (71,131)                          (257,603,833)
                                                                                                                                          -----------------------------------------------------------------------------------------------------
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NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                                                                  $103,994,119                      $   19,321,191                      $ (208,769,201)
                     $ (39,470,398)                             $ 1,413,871                                $ (1,116,040)                           $ (18,356,297)                        $ 1,650,634                         $ (4,417,217)
  $ 3,311,872                           $ 181,650                        $ (1,273,931)                          $ (75,539)                        $ (188,965,294)
===============================================================================================================================================================================================================================================
================================================================================================================================================================================================================================================
=================================================================================================================================================================================================

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-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENTS OF CHANGES IN NET ASSETS

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                                                                                                                                                                                                                     AST - Alger
                                    AST - Alger                                                       AST - American Century                                                   AST - American Century                                                  AST -
American Century                                                    AST - Cohens & Steers                                                        AST - Gabelli                                                           AST - Invesco
                                      AST - JanCap
                                                                                                                                       Total                                                                        All Cap Growth
                                      Growth                                                          International Growth I                                                  International Growth II
Income & Growth                                                            Real Estate                                                            Small Cap Value                                                          Equity Income
                                           Growth
                                                                                                  ---------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                                                Year Ended                              Year Ended                             Year Ended                           Year Ended
             Year Ended                               Year Ended                          Year Ended                          Year Ended                          Year Ended                           Year Ended                          Year Ended
               Year Ended                          Year Ended                           Year Ended                           Year Ended                          Year Ended                          Year Ended                          Year Ended
             Year Ended                           Year Ended
                                                                                                               Dec. 31, 2000                           Dec. 31, 1999                         Dec. 31, 2000                        Dec. 31, 1999
            Dec. 31, 2000                           Dec. 31, 1999                        Dec. 31, 2000                       Dec. 31, 1999                       Dec. 31, 2000                       Dec. 31, 1999                        Dec. 31, 2000
              Dec. 31, 1999                       Dec. 31, 2000                        Dec. 31, 1999                        Dec. 31, 2000                       Dec. 31, 1999                       Dec. 31, 2000                       Dec. 31, 1999
            Dec. 31, 2000                        Dec. 31, 1999
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INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                                          $ (145,184,859)                          $ (94,381,916)                        $ (2,587,208)                                 $ -
                            $ (2,567,277)                                 $ -                        $ (3,475,709)                       $ (1,384,306)                       $ (5,002,296)                        $ (3,132,947)                       $
(4,216,523)                       $ (1,870,742)                          $ 626,185                             $ 232,870                        $ (2,358,089)                       $ (1,530,582)                        $ 3,986,781                         $
1,566,627                       $ (71,226,642)                        $ (60,311,575)
     Net Realized Gain (Loss)                                                                                               2,710,822,179                           1,848,202,953                          (29,839,159)                                   -
                              (1,330,992)                                   -                          28,808,616                           5,239,075                          68,927,116                           50,858,290
33,862,476                          13,331,439                           6,245,204                            (3,031,748)                          6,427,980                         (16,397,924)                         89,707,174
73,836,927                       1,062,247,742                         1,034,785,585
     Net Unrealized Gain (Loss) On Investments                                                                             (6,475,082,128)                          3,095,646,454                          (67,580,996)                                   -
                             (66,319,007)                                   -                         (72,413,819)                         53,932,229                        (148,657,416)                          72,468,212
(86,679,415)                         37,248,776                          11,238,262                             1,897,123                          46,035,548                          14,734,309                         (60,157,729)
8,043,868                      (2,941,891,381)                          873,924,691
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     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                                                    (3,909,444,808)                          4,849,467,491                         (100,007,363)                                   -
                             (70,217,276)                                   -                         (47,080,912)                         57,786,998                         (84,732,596)                         120,193,555
(57,033,462)                         48,709,473                          18,109,651                              (901,755)                         50,105,439                          (3,194,197)                         33,536,226
83,447,422                      (1,950,870,281)                        1,848,398,701
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     Transfers of Annuity Fund Deposits                                                                                     3,735,229,149                           3,443,595,523                          140,745,244                                    -
                               6,729,763                                    -                         120,636,499                          28,463,642                          24,961,846                           33,425,909
150,905,022                          91,265,885                          17,208,495                            19,294,009                          32,789,977                          46,713,574                         148,061,102
197,744,545                         977,864,053                         1,067,968,042
     Net Transfers Between Sub-accounts                                                                                       713,574,449                           1,199,966,988                          161,697,109                                    -
                           1,399,927,736                                    -                          99,179,233                          (4,789,257)                        (28,332,452)                         (82,874,435)
52,232,815                          36,249,731                          42,112,008                             4,829,373                          10,829,929                         (68,408,489)                         18,295,872
(10,371,533)                       (195,978,719)                          (63,694,319)
     Surrenders                                                                                                            (1,599,126,915)                           (996,487,307)                         (12,036,293)                                   -
                             (18,847,469)                                   -                         (16,509,380)                         (8,373,745)                        (35,808,042)                         (31,080,164)
(30,668,893)                        (15,256,845)                         (5,854,644)                           (2,478,936)                        (19,805,822)                        (14,739,893)                        (90,064,766)
(69,353,138)                       (480,860,576)                         (308,428,489)
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     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                                                     2,849,676,683                           3,647,075,204                          290,406,060                                    -
                           1,387,810,030                                    -                         203,306,352                          15,300,640                         (39,178,648)                         (80,528,690)
172,468,944                         112,258,771                          53,465,859                            21,644,446                          23,814,084                         (36,434,808)                         76,292,208
118,019,874                         301,024,758                           695,845,234
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TOTAL INCREASE (DECREASE) IN NET ASSETS                                                                                    (1,059,768,125)                          8,496,542,695                          190,398,697                                    -
                           1,317,592,754                                    -                         156,225,440                          73,087,638                        (123,911,244)                          39,664,865
115,435,482                         160,968,244                          71,575,510                            20,742,691                          73,919,523                         (39,629,005)                        109,828,434
201,467,296                      (1,649,845,523)                        2,544,243,935
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NET ASSETS:
     Beginning of Period                                                                                                   18,166,851,247                           9,670,308,552                                                                         -
                                                                            -                         148,477,885                          75,390,247                         490,840,158                          451,175,293
345,801,475                         184,833,231                          51,981,399                            31,238,708                         237,111,071                         276,740,076                         994,465,288
792,997,992                       5,732,542,952                         3,188,299,017
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     End of Period                                                                                                       $ 17,107,083,122                        $ 18,166,851,247                        $ 190,398,697                                  $ -
                         $ 1,317,592,754                                  $ -                       $ 304,703,325                       $ 148,477,885                       $ 366,928,914                        $ 490,840,158                       $
461,236,957                       $ 345,801,475                       $ 123,556,909                          $ 51,981,399                       $ 311,030,594                       $ 237,111,071                     $ 1,104,293,722                       $
994,465,288                     $ 4,082,697,429                       $ 5,732,542,952
                                                                                                  =============================================================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================================================================
===========================================================================================================================
                                                                                                  =============================================================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================================================================
===========================================================================================================================

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See Notes to Financial Statements.

* Date Operations Commenced.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENTS OF CHANGES IN NET ASSETS

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                                                                                                                                    AST - Janus                                                             AST - Janus
                           AST - Janus                                                                 AST - Kemper                                                          AST - Lord Abbett                                                         AST -
Marsico                                                             AST - MFS                                                          AST - Neuberger & Berman                                                AST - Neuberger & Berman
                                     AST - PIMCO
                                                                                                                                  Overseas Growth                                                          Mid Cap Growth
                        Small Cap Growth                                                              Small Cap Value                                                         Small Cap Value                                                          Capital
Growth                                                              Growth                                                                Mid-Cap Growth                                                           Mid-Cap Value
                           Limited Bond
                                                                                                  ---------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                                                Year Ended                              Year Ended                             Year Ended                           Year Ended
             Year Ended                               Year Ended                          Year Ended                          Year Ended                          Year Ended                           Year Ended                          Year Ended
               Year Ended                          Year Ended                           Year Ended                           Year Ended                          Year Ended                          Year Ended                          Year Ended
             Year Ended                           Year Ended
                                                                                                               Dec. 31, 2000                           Dec. 31, 1999                         Dec. 31, 2000                        Dec. 31, 1999
            Dec. 31, 2000                           Dec. 31, 1999                        Dec. 31, 2000                       Dec. 31, 1999                       Dec. 31, 2000                       Dec. 31, 1999                        Dec. 31, 2000
              Dec. 31, 1999                       Dec. 31, 2000                        Dec. 31, 1999                        Dec. 31, 2000                       Dec. 31, 1999                       Dec. 31, 2000                       Dec. 31, 1999
            Dec. 31, 2000                        Dec. 31, 1999
                                                                                                  ---------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                                  ---------------------------------------------------------------------------------------------------------------------------------------------
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INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                                           $ (11,595,735)                          $ (11,482,288)                          $ (432,066)                                 $ -
                           $ (14,260,238)                        $ (7,487,156)                      $ (12,994,136)                       $ (5,984,455)                       $ (1,636,480)                          $ (763,677)                      $
(24,931,385)                      $ (14,194,102)                         $ (555,541)                             $ (5,717)                       $ (9,739,008)                       $ (3,839,123)                       $ (7,939,916)                       $
(4,007,600)                       $ 15,168,592                          $ 12,671,629
     Net Realized Gain (Loss)                                                                                                 461,711,121                              86,208,113                             (919,821)                                   -
                             299,416,182                           71,628,371                         243,131,548                          46,393,894                           7,215,812                             (578,929)
209,778,971                          74,897,698                             200,384                                24,866                         127,942,543                          23,072,954                          22,867,432
10,017,751                          (2,815,033)                            2,864,491
     Net Unrealized Gain (Loss) On Investments                                                                               (787,268,266)                            540,902,236                          (25,104,601)                                   -
                            (852,374,375)                         576,061,780                        (467,935,913)                        329,253,045                          31,955,736                            5,818,500
(479,413,471)                        434,097,479                          (7,232,175)                              325,814                        (250,596,450)                        103,877,551                         157,146,009
(17,133,949)                         12,526,626                            (8,532,984)
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     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                                                      (337,152,880)                            615,628,061                          (26,456,488)                                   -
                            (567,218,431)                         640,202,995                        (237,798,501)                        369,662,484                          37,535,068                            4,475,894
(294,565,885)                        494,801,075                          (7,587,332)                              344,963                        (132,392,915)                        123,111,382                         172,073,525
(11,123,798)                         24,880,185                             7,003,136
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     Transfers of Annuity Fund Deposits                                                                                       197,489,457                             224,252,910                           41,691,279                                    -
                              74,706,240                          201,984,481                         195,980,211                          24,773,868                          34,444,437                           27,031,518
437,999,730                         463,545,461                          46,406,264                             2,446,515                         209,722,652                          46,001,103                          76,507,818
69,866,864                          58,016,105                            80,167,192
     Net Transfers Between Sub-accounts                                                                                      (208,315,999)                            102,132,687                           48,369,579                                    -
                            (240,856,158)                         282,244,629                          77,321,399                         466,186,888                          77,428,084                            2,025,241
1,192,958                         191,591,888                          36,501,515                             1,847,389                         275,227,841                         (21,926,231)                        121,890,621
357,483,913                         (26,152,462)                            1,458,005
     Surrenders                                                                                                               (99,261,698)                            (51,686,777)                          (1,602,827)                                   -
                             (69,689,069)                         (36,756,036)                        (93,364,141)                        (40,404,140)                         (7,219,612)                          (4,015,662)
(116,886,757)                        (63,339,875)                         (1,891,041)                              (25,045)                        (50,346,767)                        (18,862,465)                        (66,037,832)
(45,253,125)                        (49,212,541)                          (37,887,402)
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     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                                                      (110,088,240)                            274,698,820                           88,458,031                                    -
                            (235,838,987)                         447,473,074                         179,937,469                         450,556,616                         104,652,909                           25,041,097
322,305,931                         591,797,474                          81,016,738                             4,268,859                         434,603,726                           5,212,407                         132,360,607
382,097,652                         (17,348,898)                           43,737,795
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TOTAL INCREASE (DECREASE) IN NET ASSETS                                                                                      (447,241,120)                            890,326,881                           62,001,543                                    -
                            (803,057,418)                       1,087,676,069                         (57,861,032)                        820,219,100                         142,187,977                           29,516,991
27,740,046                       1,086,598,549                          73,429,406                             4,613,822                         302,210,811                         128,323,789                         304,434,132
370,973,854                           7,531,287                            50,740,931
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NET ASSETS:
     Beginning of Period                                                                                                    1,476,628,906                             586,302,025
                           1,352,299,294                          264,623,225                         820,219,100                                   -                          69,726,806                           40,209,815
1,657,119,527                         570,520,978                           4,613,822                                     -                         384,709,106                         256,385,317                         635,186,915
264,213,061                         389,455,453                           338,714,522
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     End of Period                                                                                                        $ 1,029,387,786                         $ 1,476,628,906                         $ 62,001,543                                  $ -
                           $ 549,241,876                      $ 1,352,299,294                       $ 762,358,068                       $ 820,219,100                       $ 211,914,783                         $ 69,726,806                     $
1,684,859,573                     $ 1,657,119,527                        $ 78,043,228                           $ 4,613,822                       $ 686,919,917                       $ 384,709,106                       $ 939,621,047                       $
635,186,915                       $ 396,986,740                         $ 389,455,453
                                                                                                  =============================================================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================================================================
===========================================================================================================================
                                                                                                  =============================================================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================================================================
===========================================================================================================================

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See Notes to Financial Statements.

* Date Operations Commenced.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENTS OF CHANGES IN NET ASSETS

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                                                                                                                                    AST - PIMCO                                                                     Invesco
                                   Invesco                                                                    Montgomery                                                WFVT
WFVT                                                                    WFVT                                                                      WFVT                                                                    WFVT
                                  WFVT
                                                                                                                                Total Return Bond                                                              VIF Health Sciences
                               VIF Technology                                                                Emerging Markets                                        Equity Value                                                                      Asset
Allocation                                                         Growth & Income                                                            Money Market                                                          Small Cap Growth
                                 Corporate Bond
                                                                                                  ---------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                                                Year Ended                              Year Ended                             Year Ended                           Year Ended
             Year Ended                               Year Ended                          Year Ended                          Year Ended                          Year Ended                           Year Ended                          Year Ended
               Year Ended                          Year Ended                           Year Ended                           Year Ended                          Year Ended                          Year Ended                          Year Ended
             Year Ended                           Year Ended
                                                                                                               Dec. 31, 2000                           Dec. 31, 1999                         Dec. 31, 2000                        Dec. 31, 1999
            Dec. 31, 2000                           Dec. 31, 1999                        Dec. 31, 2000                       Dec. 31, 1999                       Dec. 31, 2000                       Dec. 31, 1999                        Dec. 31, 2000
              Dec. 31, 1999                       Dec. 31, 2000                        Dec. 31, 1999                        Dec. 31, 2000                       Dec. 31, 1999                       Dec. 31, 2000                       Dec. 31, 1999
            Dec. 31, 2000                        Dec. 31, 1999
                                                                                                  ---------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                                  ---------------------------------------------------------------------------------------------------------------------------------------------
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INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                                            $ 36,681,521                            $ 25,089,716                         $ (1,894,806)                           $ (12,609)
                            $ (5,283,922)                          $ (107,676)                       $ (1,747,842)                       $ (1,245,826)                         $ (215,080)                           $ (95,710)                        $
1,816,258                         $ 1,103,144                        $ (1,694,216)                         $ (1,451,518)                        $ 1,650,634                           $ 997,620                          $ (158,757)                          $
(12,329)                        $ 2,081,602                             $ 467,239
     Net Realized Gain (Loss)                                                                                                 (14,455,806)                             33,733,795                            1,062,668                              200,172
                             (38,369,197)                           3,332,312                           7,393,861                          (5,736,406)                            108,867                               (8,491)
10,634,157                           1,091,738                          16,923,716                             2,834,226                                   -                                   -                           4,800,978
 133,758                            (185,234)                               (9,433)
     Net Unrealized Gain (Loss) On Investments                                                                                 81,768,404                             (82,414,622)                          20,153,329                              419,823
                            (165,116,082)                          12,339,485                         (45,116,417)                         51,149,486                           1,520,084                             (966,330)
(13,566,455)                         12,644,192                         (33,585,797)                           18,184,853                                   -                                   -                          (9,059,438)
1,461,891                           1,415,504                              (675,233)
                                                                                                  ---------------------------------------------------------------------------------------------------------------------------------------------
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     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                                                       103,994,119                             (23,591,111)                          19,321,191                              607,386
                            (208,769,201)                          15,564,121                         (39,470,398)                         44,167,254                           1,413,871                           (1,070,531)
(1,116,040)                         14,839,074                         (18,356,297)                           19,567,561                           1,650,634                             997,620                          (4,417,217)
1,583,320                           3,311,872                              (217,427)
                                                                                                  ---------------------------------------------------------------------------------------------------------------------------------------------
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     Transfers of Annuity Fund Deposits                                                                                       152,548,125                             268,341,763                           72,483,931                            2,251,483
                             225,408,992                           14,334,899                          24,148,970                          18,463,324                           5,174,757                           10,941,564
33,726,387                          76,044,468                           5,080,248                            15,690,585                          37,898,952                          49,141,712                           8,195,931
 302,822                           2,078,483                             1,362,627
     Net Transfers Between Sub-accounts                                                                                        70,099,983                             (61,802,224)                         190,641,093                            6,167,329
                             306,364,788                           46,864,762                          (6,108,393)                         (1,990,882)                         12,194,806                            6,280,145
(5,251,148)                          3,973,006                          (3,200,690)                           (1,367,538)                        (22,652,353)                        (18,209,341)                          4,206,782
2,228,483                             110,398                            37,221,494
     Surrenders                                                                                                              (100,516,156)                            (82,490,942)                          (8,497,293)                            (107,744)
                             (31,458,990)                            (396,652)                         (8,467,299)                         (4,534,033)                         (2,216,738)                          (1,188,543)
(18,269,551)                        (11,665,243)                         (8,489,716)                           (6,385,977)                        (15,835,320)                        (16,090,829)                           (707,481)
  (30,888)                         (3,599,911)                             (996,884)
                                                                                                  ---------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                                  ---------------------------------------------------------------------------------------------------------------------------------------------
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     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                                                       122,131,952                             124,048,597                          254,627,731                            8,311,068
                             500,314,790                           60,803,009                           9,573,278                          11,938,409                          15,152,825                           16,033,166
10,205,688                          68,352,231                          (6,610,158)                            7,937,070                            (588,721)                         14,841,542                          11,695,232
2,500,417                          (1,411,030)                           37,587,237
                                                                                                  ---------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                                  ---------------------------------------------------------------------------------------------------------------------------------------------
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TOTAL INCREASE (DECREASE) IN NET ASSETS                                                                                       226,126,071                             100,457,486                          273,948,922                            8,918,454
                             291,545,589                           76,367,130                         (29,897,120)                         56,105,663                          16,566,696                           14,962,635
9,089,648                          83,191,305                         (24,966,455)                           27,504,631                           1,061,913                          15,839,162                           7,278,015
4,083,737                           1,900,842                            37,369,810
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NET ASSETS:
     Beginning of Period                                                                                                      962,673,309                             862,215,823                            8,918,454                                    -
                              76,367,130                                    -                         121,309,051                          65,203,388                          25,915,795                           10,953,160
239,363,734                         156,172,429                         128,337,973                           100,833,342                          42,126,761                          26,287,599                           4,083,737
        -                          37,369,810                                     -
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     End of Period                                                                                                        $ 1,188,799,380                           $ 962,673,309                        $ 282,867,376                          $ 8,918,454
                           $ 367,912,719                         $ 76,367,130                        $ 91,411,931                       $ 121,309,051                        $ 42,482,491                         $ 25,915,795                       $
248,453,382                       $ 239,363,734                       $ 103,371,518                         $ 128,337,973                        $ 43,188,674                        $ 42,126,761                        $ 11,361,752                         $
4,083,737                        $ 39,270,652                          $ 37,369,810
                                                                                                  =============================================================================================================================================
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================================================================================================================================================================================================================================================
===========================================================================================================================
                                                                                                  =============================================================================================================================================
================================================================================================================================================================================================================================================
================================================================================================================================================================================================================================================
===========================================================================================================================

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See Notes to Financial Statements.

* Date Operations Commenced.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENTS OF CHANGES IN NET ASSETS

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                                                                                                                                       WFVT                                                                           WFVT
                                    WFVT                                                                         WFVT                                                                     AAF
AST - Stein Roe                                                              WFVT
                                                                                                                                  Equity Income                                                                Large Company Growth
                             International Equity                                                        US Gov Asset Allocation                                                        Growth
Small Cap Blend                                                        Strategic Growth
                                                                                                  ---------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                                  ---------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                                                Year Ended                              Year Ended                             Year Ended                           Year Ended
             Year Ended                               Year Ended                          Year Ended                          Year Ended                          Year Ended                           Year Ended                          Year Ended
               Year Ended                          Year Ended                           Year Ended
                                                                                                               Dec. 31, 2000                           Dec. 31, 1999                         Dec. 31, 2000                        Dec. 31, 1999
            Dec. 31, 2000                           Dec. 31, 1999                        Dec. 31, 2000                       Dec. 31, 1999                       Dec. 31, 2000                       Dec. 31, 1999                        Dec. 31, 2000
              Dec. 31, 1999                       Dec. 31, 2000                        Dec. 31, 1999
                                                                                                  ---------------------------------------------------------------------------------------------------------------------------------------------
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INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                                                                                   $ 535                                 $ 9,844                           $ (157,990)                            $ (2,330)
                                $ (1,866)                                 $ -                                 $ -                           $ 884,268                       $ (20,524,239)                       $ (18,427,551)
$ -                           $ (39,039)                                $ -                             $ (16,015)
     Net Realized Gain (Loss)                                                                                                      37,316                                     (83)                             125,321                                  250
                                  (2,542)                                   -                                   -                          (1,526,629)                         89,162,778                          341,226,442
 -                            (790,805)                                  -                               571,254
     Net Unrealized Gain (Loss) On Investments                                                                                    143,799                                   3,150                           (1,241,262)                             178,133
                                 (71,131)                                   -                                   -                             384,112                        (257,603,833)                          56,035,439
 -                             194,637                                   -                              (211,242)
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     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                                                                           181,650                                  12,911                           (1,273,931)                             176,053
                                 (75,539)                                   -                                   -                            (258,249)                       (188,965,294)                         378,834,330
 -                            (635,207)                                  -                               343,997
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     Transfers of Annuity Fund Deposits                                                                                         2,051,539                                 876,640                           12,256,743                            1,449,137
                                 732,489                                    -                                   -                           5,438,649                         160,577,408                          352,548,365
 -                             779,054                                   -                               682,913
     Net Transfers Between Sub-accounts                                                                                         1,654,901                                 474,686                            5,571,183                              659,186
                                 477,058                                    -                                   -                         (38,039,714)                     (1,563,104,868)                          34,203,976
 -                          (8,663,776)                                  -                            (2,018,084)
     Surrenders                                                                                                                  (189,062)                                 (9,977)                            (462,496)                             (10,749)
                                    (835)                                   -                                   -                          (1,571,863)                       (134,447,897)                        (122,793,315)
 -                            (199,193)                                  -                               (72,738)
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     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                                                                                         3,517,378                               1,341,349                           17,365,430                            2,097,574
                               1,208,712                                    -                                   -                         (34,172,928)                     (1,536,975,357)                         263,959,026
 -                          (8,083,915)                                  -                            (1,407,909)
                                                                                                  ---------------------------------------------------------------------------------------------------------------------------------------------
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TOTAL INCREASE (DECREASE) IN NET ASSETS                                                                                         3,699,028                               1,354,260                           16,091,499                            2,273,627
                               1,133,173                                    -                                   -                         (34,431,177)                     (1,725,940,651)                         642,793,356
 -                          (8,719,122)                                  -                            (1,063,912)
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NET ASSETS:
     Beginning of Period                                                                                                        1,354,260                                       -                            2,273,627                                    -
                                       -                                    -                                   -                          34,431,177                       1,725,578,449                        1,082,785,093
 -                           8,719,122                                   -                             1,063,912
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     End of Period                                                                                                            $ 5,053,288                             $ 1,354,260                         $ 18,365,126                          $ 2,273,627
                             $ 1,133,173                                  $ -                                 $ -                                 $ -                          $ (362,202)                     $ 1,725,578,449
$ -                                 $ -                                 $ -                                   $ -
                                                                                                  =============================================================================================================================================
================================================================================================================================================================================================================================================
=================================================================================================================================================
                                                                                                  =============================================================================================================================================
================================================================================================================================================================================================================================================
=================================================================================================================================================

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See Notes to Financial Statements.

* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account B - Class 1 Stagecoach

Notes to Financial Statements
December 31, 2000
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-------------------------------------

1.       ORGANIZATION

         American Skandia Life Assurance  Corporation Variable Account B - Class 1 Stagecoach (the "Account") is a separate investment account of American Skandia Life Assurance Corporation  ("American Skandia" or "Company").  The Account is registered with the Securities and
         Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

         As of December 31, 2000, the Account consisted of seventy-nine  sub-accounts.  These financial statements report on thirty-four  sub-accounts offered in the American Skandia's Stagecoach Variable Annuity,  Stagecoach Variable Annuity Plus,
Stagecoach Extra Credit and
         Stagecoach  Variable Annuity Flex. Each of the thirty-four  sub-accounts  invests only in a single  corresponding  portfolio of either American Skandia Trust,  Montgomery  Variable Series,  Wells Fargo Variable Trust, or INVESCO Variable
Investment  Funds, Inc. (the
         "Trusts").  American Skandia Investment Services,  Incorporated,  an affiliate of American Skandia, is the investment manager for American Skandia Trust while Lord Abbett & Co., Janus Capital Corporation,  Neuberger Berman Management
Incorporated,  Pacific Investment
         Management Company, INVESCO Funds Group Inc., American Century Investment Management,  Inc., Marsico Capital Management LLC, Cohen and Steers Capital Management,  Inc., Massachusetts Financial Services Company, Fred Alger Management,  Inc.,
GAMCO Investors, Inc., and
         Zurich Scudder Investments, Inc. are the sub-advisors.  Montgomery Asset Management, L.P. is the investment advisor for the Montgomery Variable Series.  Wells Fargo Bank N.A. is the

         investment advisor for the Wells Fargo Variable Trust.  INVESCO Funds Group, Inc. is the investment advisor for the INVESCO Variable Investment Funds, Inc.

         The investment advisors are paid fees for their services by the respective Trusts.

         The annuities described above are distributed by American Skandia Marketing, Inc., an affiliate of American Skandia, and are sold exclusively to customers of Wells Fargo Bank, N.A.

         During 2000, the following sub-accounts incurred a name change or sub-advisor change: AST American Century International Growth II (formerly AST T. Rowe Price International Equity) and AST Gabelli Small-Cap Value (formerly AST T. Rowe Price
Small Company Value).

         The 1999 Statement of Operations and 1999 Statement of Changes in Net Assets have been restated to include two funds that are currently available for the investment by contract owners.

2.       VALUATION OF INVESTMENTS

         The market value of the  investments in the  sub-accounts  is based on the net asset values of the Trust shares held at the end of the current  period.  Transactions  are accounted for on the trade date and dividend  income is recognized on an accrual basis. Realized
         gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES
         The preparation of financial statements,  in conformity with accounting principles generally accepted in the United States, requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial
         statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

4.       INCOME TAXES
         American Skandia does not expect to incur any federal income tax liability on earnings,  or realized capital gains attributable to the Account;  therefore,  no charges for federal income taxes are currently deducted from the Account. If American
Skandia incurs income
         taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

         Under current laws,  American Skandia may incur state and local income taxes (in addition to premium tax) in several states.  The Company does not anticipate that these will be significant.  However,  American Skandia may make charges to the
Account in the event that
         the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS
         Section 817(h) of the Internal Revenue Code provides that a variable annuity contract, in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the
         insurance companies).  If the diversification requirements under the Internal  Revenue Code are not met and the annuity is not treated as an annuity,  the taxpayer will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations  prescribe  the diversification  requirements for
            variable annuity contracts.  The Company believes the underlying mutual fund portfolios complied with the terms of these regulations.

6.       CONTRACT CHARGES
         The following contract charges are paid to American Skandia, which provides administrative services to the Account:

         Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 1.25% of the net assets.

         Administrative Fees - Charged daily against the Account at an annual rate of .15% of the net assets.  A maintenance fee of $30 per contractowner account is deducted at the end of each contract year and on surrender.

         Contingent Deferred Sales Charges are computed as set forth in the respective  prospectus' of the Stagecoach Variable Annuity, the Stagecoach Variable Annuity Plus and the Stagecoach Extra Credit Variable Annuity.  There is no Contingent
Deferred Sales Charges on the
         Stagecoach  Variable Annuity Flex. These charges may be imposed on the full or partial surrender of certain  contracts.  There is no contingent  deferred sales charge if all premiums were received at least eight complete years prior to the date of the full or partial
         surrender.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH

NOTES TO FINANCIAL STATEMENTS (continued)

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7.   CHANGES IN THE UNITS OUTSTANDING

                                                                           Class 1 Sub-accounts Investing In:
                                                                                                                                                          Class 1 Sub-accounts Investing In:
                                                                 Class 1 Sub-accounts Investing In:
                                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                               AST-Alger                                               AST-Alger                                               AST- American Century
        AST- American Century                                  AST- American Century                                    AST-Cohens & Steers                                         AST-Gabelli                                            AST-Invesco
                                       AST-JanCap                                               AST-Janus
                                                                                           All Cap Growth                                              Growth                                                  International Growth I
        International Growth II                                    Income & Growth                                           Real Estate                                           Small Cap Value                                         Equity Income
                                          Growth                                              Overseas Growth
                                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                   Year Ended                  Year Ended                  Year Ended                  Year Ended                 Year Ended                  Year Ended                  Year
Ended                  Year Ended                  Year Ended                  Year Ended                 Year Ended                  Year Ended                  Year Ended                  Year Ended                  Year Ended                  Year
Ended                 Year Ended                  Year Ended                  Year Ended                  Year Ended
                                                                                  Dec. 31, 2000               Dec. 31, 1999               Dec. 31, 2000              Dec. 31, 1999               Dec. 31, 2000               Dec. 31, 1999               Dec.
31, 2000               Dec. 31, 1999               Dec. 31, 2000              Dec. 31, 1999               Dec. 31, 2000               Dec. 31, 1999               Dec. 31, 2000               Dec. 31, 1999               Dec. 31, 2000              Dec. 31,
1999               Dec. 31, 2000               Dec. 31, 1999               Dec. 31, 2000               Dec. 31, 1999
                                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------
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Units Outstanding Beginning of the Period                                                            -                           -                           -                          -                   6,855,601                   5,670,336
    28,704,924                  34,328,425                  21,361,995                 13,845,190                   6,224,365                   3,771,461                  21,340,168                  24,700,211                  46,660,160
40,994,187                  94,850,623                  80,631,598                  61,117,418                  43,711,763
Units Purchased                                                                             15,572,565                           -                     659,052                          -                   5,938,888                   1,701,547
     1,525,058                   2,387,422                   9,503,127                  6,149,725                   1,783,109                   2,295,153                   2,636,286                   4,232,548                   6,485,913
9,432,516                  16,634,541                  22,575,336                   7,430,557                  13,999,128
Units Transferred Between Sub-accounts                                                      14,041,924                           -                 139,959,589                          -                   5,040,621                    (205,609)
    (1,589,145)                 (5,791,989)                  3,489,536                  2,364,939                   4,496,188                     447,875                     920,717                  (6,293,301)                  1,073,082
(573,664)                 (3,643,238)                 (1,954,630)                 (6,940,931)                  6,415,887
Units Surrendered                                                                           (1,384,858)                          -                  (1,954,064)                         -                    (827,758)                   (310,673)
    (2,300,289)                 (2,218,934)                 (1,966,456)                  (997,859)                   (612,474)                   (290,124)                 (1,598,647)                 (1,299,290)                 (4,047,660)
(3,192,879)                 (8,591,153)                 (6,401,681)                 (4,279,333)                 (3,009,360)
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Units Outstanding End of the Period                                                         28,229,631                           -                 138,664,577                          -                  17,007,352                   6,855,601
    26,340,548                  28,704,924                  32,388,202                 21,361,995                  11,891,188                   6,224,365                  23,298,524                  21,340,168                  50,171,495
46,660,160                  99,250,773                  94,850,623                  57,327,711                  61,117,418
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=========================================================================================================================================================
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================================================================================================================================================================================================================================================
========================================================================================================================================================

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* Date Operations Commenced
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH

NOTES TO FINANCIAL STATEMENTS (continued)

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7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                                                                                                          Class 1 Sub-accounts Investing In:
                                                                                                  Class 1 Sub-accounts Investing In:
         Class 1 Sub-accounts Investing In:
                                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                                   AST-Janus                                               AST-Janus                                            AST - Kemper
       AST - Lord Abbett                                       AST - Marsico                                            AST - MFS                                        AST- Neuberger & Berman                                AST- Neuberger & Berman
                                   AST - PIMCO                                                AST - PIMCO
                                                                                               Mid Cap Growth                                           Small Cap Growth                                     Small Cap Value
      Small Cap Value                                         Capital Growth                                             Growth                                              Mid-Cap Growth                                           Mid-Cap Value
                             Limited Bond                                           Total Return Bond
                                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                   Year Ended                  Year Ended                  Year Ended                  Year Ended                 Year Ended                  Year Ended                  Year
Ended                  Year Ended                  Year Ended                  Year Ended                 Year Ended                  Year Ended                  Year Ended                  Year Ended                  Year Ended                  Year
Ended                 Year Ended                  Year Ended                  Year Ended                  Year Ended
                                                                                  Dec. 31, 2000               Dec. 31, 1999               Dec. 31, 2000              Dec. 31, 1999               Dec. 31, 2000               Dec. 31, 1999               Dec.
31, 2000               Dec. 31, 1999               Dec. 31, 2000              Dec. 31, 1999               Dec. 31, 2000               Dec. 31, 1999               Dec. 31, 2000               Dec. 31, 1999               Dec. 31, 2000              Dec. 31,
1999               Dec. 31, 2000               Dec. 31, 1999               Dec. 31, 2000               Dec. 31, 1999
                                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------
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Units Outstanding Beginning of the Period                                                            -                           -                  32,134,969                 15,003,001                  53,349,003                           -
     6,597,544                   4,081,870                  78,684,943                 40,757,449                     409,467                           -                  13,460,525                  13,389,289                  37,864,586
16,410,121                  32,560,943                  28,863,932                  73,530,507                  64,224,618
Units Purchased                                                                              4,549,468                           -                   1,691,590                  7,636,717                  12,668,203                   2,444,262
     2,903,934                   2,567,431                  21,621,804                 28,766,864                   4,001,534                     232,164                   6,576,802                   2,285,131                   4,112,369
4,135,450                   4,573,653                   6,648,573                  10,867,479                  19,275,213
Units Transferred Between Sub-accounts                                                       5,048,195                           -                  (6,280,218)                10,866,270                   3,826,659                  54,737,624
     6,271,107                     194,596                     276,496                 12,618,011                   3,271,065                     179,355                   8,088,785                  (1,301,268)                  6,160,891
19,957,280                  (2,252,122)                    136,595                   5,273,481                  (4,733,026)
Units Surrendered                                                                             (171,561)                          -                  (2,011,248)                (1,371,019)                 (6,222,586)                 (3,832,883)
      (579,532)                   (246,353)                 (5,955,552)                (3,457,381)                   (166,580)                     (2,052)                 (1,608,262)                   (912,627)                 (3,579,147)
(2,638,265)                 (3,835,518)                 (3,088,157)                 (7,126,227)                 (5,236,298)
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Units Outstanding End of the Period                                                          9,426,102                           -                  25,535,093                 32,134,969                  63,621,279                  53,349,003
    15,193,053                   6,597,544                  94,627,691                 78,684,943                   7,515,486                     409,467                  26,517,850                  13,460,525                  44,558,699
37,864,586                  31,046,956                  32,560,943                  82,545,240                  73,530,507
                                                                           ====================================================================================================================================================================
================================================================================================================================================================================================================================================
=========================================================================================================================================================
                                                                           ====================================================================================================================================================================
================================================================================================================================================================================================================================================
========================================================================================================================================================

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* Date Operations Commenced
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH

NOTES TO FINANCIAL STATEMENTS (continued)

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-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                                                   Class 1 Sub-accounts Investing In:
                                           Class 1 Sub-accounts Investing In:                                                                                                                                     Class 1 Sub-accounts Investing In:
                                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                                INVESCO                                                 INVESCO                                              Montgomery
         WFVT                                                    WFVT                                                   WFVT                                                    WFVT                                                    WFVT
                               WFVT                                                    WFVT
                                                                                             VIF Health Sciences                                    VIF Technology Funds                                     Emerging Markets
    Equity Value                                          Asset Allocation                                        Growth & Income                                          Money Market                                            Small Cap Growth
                              Corporate Bond                                           Equity Income
                                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                   Year Ended                  Year Ended                  Year Ended                  Year Ended                 Year Ended                  Year Ended                  Year
Ended                  Year Ended                  Year Ended                  Year Ended                 Year Ended                  Year Ended                  Year Ended                  Year Ended                  Year Ended                  Year
Ended                 Year Ended                  Year Ended                  Year Ended                  Year Ended
                                                                                  Dec. 31, 2000               Dec. 31, 1999               Dec. 31, 2000              Dec. 31, 1999               Dec. 31, 2000               Dec. 31, 1999               Dec.
31, 2000               Dec. 31, 1999               Dec. 31, 2000              Dec. 31, 1999               Dec. 31, 2000               Dec. 31, 1999               Dec. 31, 2000               Dec. 31, 1999               Dec. 31, 2000              Dec. 31,
1999               Dec. 31, 2000               Dec. 31, 1999               Dec. 31, 2000               Dec. 31, 1999
                                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------
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Units Outstanding Beginning of the Period                                                      786,518                           -                   4,622,242                          -                  12,060,036                  10,534,383
     2,826,839                   1,148,849                  10,783,373                  7,584,157                   4,625,477                   4,314,842                   3,500,017                   2,250,003                     247,735
       -                   3,758,299                           -                     136,006                           -
Units Purchased                                                                              5,378,661                     209,738                  12,017,020                    979,105                   2,474,507                   2,387,735
       527,611                   1,134,203                   1,426,653                  3,528,094                     166,594                     614,602                   2,942,324                   3,976,049                     455,060
  24,702                     195,469                     130,159                     208,581                      88,892
Units Transferred Between Sub-accounts                                                      13,821,022                     586,420                  14,569,486                  3,679,123                    (710,436)                   (275,348)
     1,292,554                     651,134                    (210,988)                   181,751                    (118,134)                    (59,287)                 (2,103,982)                 (1,538,785)                    237,893
 225,552                          84                   3,722,103                     176,174                      48,105
Units Surrendered                                                                             (604,796)                     (9,640)                 (1,717,635)                   (35,986)                   (924,635)                   (586,734)
      (204,116)                   (107,347)                   (761,211)                  (510,629)                   (300,583)                   (244,680)                   (897,845)                 (1,187,250)                    (37,733)
  (2,519)                   (319,535)                    (93,963)                    (17,775)                       (991)
                                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                           --------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------
Units Outstanding End of the Period                                                         19,381,405                     786,518                  29,491,113                  4,622,242                  12,899,472                  12,060,036
     4,442,888                   2,826,839                  11,237,827                 10,783,373                   4,373,354                   4,625,477                   3,440,514                   3,500,017                     902,955
 247,735                   3,634,317                   3,758,299                     502,986                     136,006
                                                                           ====================================================================================================================================================================
================================================================================================================================================================================================================================================
=========================================================================================================================================================
                                                                           ====================================================================================================================================================================
================================================================================================================================================================================================================================================
========================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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* Date Operations Commenced
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                           Class 1 Sub-accounts Investing In:
                                                                           -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                           ----------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    WFVT                                                    WFVT                                                    AAF
                                                                                            Large Company Growth                                     International Equity                                          Growth
                                                                           -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                           ----------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Year Ended                  Year Ended                  Year Ended                  Year Ended                 Year Ended                  Year Ended
                                                                                  Dec. 31, 2000               Dec. 31, 1999               Dec. 31, 2000              Dec. 31, 1999               Dec. 31, 2000               Dec. 31, 1999
                                                                           -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                           ----------------------------------------------------------------------------------------------------------------------------------------------------------------------
Units Outstanding Beginning of the Period                                                      189,740                           -                           -                          -                  20,747,944                  17,168,792
Units Purchased                                                                                938,933                     130,800                      77,113                          -                   1,829,435                   4,910,321
Units Transferred Between Sub-accounts                                                         468,240                      59,884                      50,236                          -                 (20,988,624)                    328,071
Units Surrendered                                                                              (33,362)                       (944)                        (92)                         -                  (1,588,755)                 (1,659,240)
                                                                           -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                           ----------------------------------------------------------------------------------------------------------------------------------------------------------------------
Units Outstanding End of the Period                                                          1,563,551                     189,740                     127,257                          -                           -                  20,747,944
                                                                           =======================================================================================================================================================================
                                                                           ======================================================================================================================================================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced

VARIABLE ACCOUNT B - CLASS 1 STAGECOACH

NOTES TO FINANCIAL STATEMENTS (continued)

-------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, were as follows:

                                                                                  Purchases                                    Sales
                                                                                 Year Ended           Year Ended            Year Ended            Year Ended                   Part 3                  Part 5                  Total Purchases
                                                                                Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000         Dec. 31, 1999
                                                                            ---------------------------------------------------------------------------------------
                                                                            ---------------------------------------------------------------------------------------
            AST - Alger All Cap Growth Portfolio                                     393,032,936                     -           105,214,087                     -                         261,391,168             131,641,768             393,032,936
            AST - Alger Growth Portfolio                                           1,418,645,272                     -            33,402,518                     -                       1,418,645,272                       0           1,418,645,272
            AST - American Century International Growth I Portfolio                  498,623,191            76,803,802           292,911,616            62,309,042                         329,850,406             168,772,785             498,623,191
            AST - American Century International Growth II Portfolio                 278,655,836           597,074,887           276,326,506           659,959,680                         278,655,836                       0             278,655,836
            AST - American Century Income and Growth Portfolio                       273,916,925           140,724,960            83,890,915            21,418,068                         273,916,925                       0             273,916,925
            AST - Cohens & Steers Real Estate Portfolio                              141,121,411            50,543,202            87,029,368            28,665,886                         118,833,481              22,287,930             141,121,411
            AST - Gabelli Small-Cap Value Portfolio                                  192,662,634            95,642,348           158,163,876           133,607,738                         192,662,634                       0             192,662,634
            AST - Invesco Equity Income Portfolio                                    422,882,115           386,585,921           267,806,531           244,093,440                         422,882,115                       0             422,882,115
            AST -  Jancap Growth Portfolio                                         2,245,988,092         2,796,844,434         1,540,228,581         2,033,899,820                       2,245,988,092                       0           2,245,988,092
            AST - Janus Overseas Growth Portfolio                                  1,020,333,852         1,061,332,081         1,129,149,583           798,115,548                       1,020,333,852                       0           1,020,333,852
            AST -  Janus Mid-Cap Growth Portfolio                                    110,984,866                     -            22,958,901                     -                          87,119,693              23,865,173             110,984,866
            AST - Janus Small-Cap Growth Portfolio                                   242,959,758           723,175,630           364,563,038           283,189,711                         242,959,758                       0             242,959,758
            AST - Kemper Small Cap Value Portfolio                                   731,789,178           823,089,514           516,831,075           378,517,353                         731,789,178                       0             731,789,178
            AST - Lord Abbett Small Cap Value Portfolio                              142,485,391            54,838,623            39,468,963            30,561,202                         142,485,391                       0             142,485,391
            AST - Marsico Capital Growth Portfolio                                   807,813,793           879,393,216           467,185,960           301,330,985                         807,813,793                       0             807,813,793
            AST - MFS Growth Portfolio                                                82,409,448             5,316,905             1,948,251             1,053,763                          82,409,448                       0              82,409,448
            AST - Neuberger & Berman Mid-Cap Growth Portfolio                      1,302,862,923           205,579,429           864,796,399           184,743,622                         818,696,078             484,166,845           1,302,862,923
            AST - Neuberger & Berman Mid-Cap Value Portfolio                         386,240,662           622,937,476           259,315,076           236,425,704                         386,240,662                       0             386,240,662
            AST - PIMCO Limited Bond Portfolio                                       190,372,250           185,820,697           192,552,556           129,411,273                         190,372,250                       0             190,372,250
            AST - PIMCO Total Return Bond Portfolio                                  482,933,928           447,172,927           324,120,456           269,314,929                         482,933,928                       0             482,933,928
            AAF - Growth                                                                       -         1,384,290,382         1,859,045,856         1,011,406,666
            INVESCO - VIF Health Sciences Fund                                       338,931,043            13,625,683            85,929,824             5,323,760                         271,318,767              67,612,276             338,931,043
            INVESCO - VIF Technology Fund                                          1,038,875,827            71,426,192           542,973,728            10,730,858                         531,780,627             507,095,200           1,038,875,827
            Montgomery - Emerging Markets Portfolio                                  177,100,302           111,698,539           169,274,865           101,005,955                         112,707,505              64,392,797             177,100,302
            WFVT - U.S. Government Allocation                                                  -            10,874,962                     -            44,108,980                                   0                       0                       0
            WFVT - Equity Value Fund                                                  26,708,799            18,846,795            11,771,053             2,909,340                          26,708,799                       0              26,708,799
            WFVT - Asset Allocation Fund                                              32,693,176            74,430,516            12,638,176             4,775,503                          32,693,176                       0              32,693,176
            WFVT - Growth & Income Fund                                               18,644,003            13,504,797            16,446,626             7,019,246                          18,644,003                       0              18,644,003
            WFVT - Money Market Fund                                                  47,304,615            51,504,956            46,242,703            35,665,794                          43,204,580               4,100,035              47,304,615
            WFVT - Small Cap Growth Fund                                              18,673,710             3,162,028             3,935,801               673,941                          18,673,710                       0              18,673,710
            WFVT - Corporate Bond Fund                                                10,138,756            39,596,499             9,467,819             1,542,023                          10,138,756                       0              10,138,756
            WFVT - Equity Income Fund                                                  4,249,309             1,390,159               672,048                38,966                           4,249,309                       0               4,249,309
            WFVT - Large Company Growth Fund                                          17,807,767             2,105,166               600,414                 9,834                          17,807,767                       0              17,807,767
            WFVT - International Equity Fund                                           1,249,996                     -                43,250                     -                           1,214,189                  35,807               1,249,996

                                                                            ---------------------------------------------------------------------------------------            ------------------------------------------------------------------------
                                                                            ---------------------------------------------------------------------------------------            ------------------------------------------------------------------------
                                                                                $ 13,099,091,764      $ 10,949,332,726       $ 9,786,906,419       $ 7,021,828,630                      11,625,121,148           1,473,970,616          13,099,091,764
                                                                            =======================================================================================            ========================================================================
                                                                            =======================================================================================            ========================================================================

asl  4/17/01
                                                                 1

                                                               PART C

                                                         OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the establishment of the Registrant for
                  Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No. 33-87010,
                  filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of revised Principal  Underwriting Agreement between American Skandia Life Assurance Corporation and
                           American Skandia Marketing,  Incorporated,  formerly known as Skandia Life Equity Sales Corporation filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No.  33-87010,  filed March 2,
                           1998.

                  (b)      Form of Revised Dealer  Agreement  filed via EDGAR with  Post-Effective  Amendment No. 7 to  Registration
                           Statement No. 33-87010, filed April 24, 1998.

(4)            (a)         Copy of the form of the Annuity filed via EDGAR in  Pre-effective  Amendment  No. 1 to this  Registration
                           Statement No. 33-62933, filed April 26,1996.

(b)            Copy of  Guaranteed  Minimum  Death  Benefit  Endorsement  filed via EDGAR  with  Post-Effective  Amendment  No. 8 to
                           Registration Statement No. 33-87010, filed April 26, 1999.

(c)            Copy of  Performance-related  Benefits  and First  Year  Credits  Endorsement  filed via  EDGAR  with  Post-Effective
                           Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

(d)            Copy of  percent  Death  Benefit  Endorsement  filed via EDGAR with  Pre-Effective  Amendment  No. 1 to  Registration
                           Statement No. 333-49478, filed March 14, 2001.

         (5)      A copy of the  application  form used with the  Annuity  provided  in  response  to (4) above filed via EDGAR with
                  Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of incorporation of American Skandia Life Assurance  Corporation  filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Copy of the By-Laws of American Skandia Life Assurance  Corporation  filed via EDGAR with  Post-Effective
                           Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)               Not applicable.

         (8)      Agreements between Depositor and:

(a)            American Skandia Trust filed via EDGAR with  Post-effective  Amendment No. 4 to Registration  Statement No. 33-87010,
                           filed  February  25,  1997 (At such  time,  what later  became  American  Skandia  Trust was known as the
                           Henderson Global Asset Trust).

(b)            The  Montgomery  Funds III filed via EDGAR in the  Initial  Registration  Statement  to  Registration  Statement  No.
                           333-08853, filed July 25, 1996.

(c)            Life & Annuity Trust Agreement  (previously  filed in  Post-Effective  Amendment No. 1 to Registration  Statement No.
                           33-71118,  filed  February  17,  1995).  FILED  VIA EDGAR  with  Post-Effective  Amendment  No. 4 to this
                           Registration Statement No. 33-59993, filed April 27, 1998.

(d)            Rydex Variable Trust filed via EDGAR with  Post-Effective  Amendment No. 8 to  Registration  Statement No.  33-87010,
                           filed April 26, 1999.

(e)            First Defined Portfolio Fund LLC filed via EDGAR with  Post-Effective  Amendment No. 7 to Registration  Statement No.
                           33-86866, filed April 26, 2000

(f)            Evergreen Variable Annuity Trust filed via EDGAR with  Post-Effective  Amendment No. 9 to Registration  Statement No.
                           33-87010, filed April 26, 2000.

(g)            INVESCO  Variable  Investment  Funds,  Inc.  filed via EDGAR  with  Post-Effective  Amendment  No. 9 to  Registration
                           Statement No. 33-87010, filed April 26, 2000.

(h)            ProFunds VP filed via EDGAR with Post-Effective  Amendment No. 9 to Registration Statement No. 33-87010,  filed April
                           26, 2000.

(i)            Prudential  Series  Fund,  Inc.  filed via EDGAR with  Post-Effective  Amendment  No. 15 to  Registration
                           Statement No. 33-87010.

         (9)      Opinion and consent of Counsel                                                                      FILED HEREWITH

         (10)     Consent of Ernst & Young LLP                                                                        FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation of Performance  Information for Advertisement of Performance filed filed via EDGAR with Post-Effective
                  Amendment No. 1 to this Registration Statement No. 33-62933, filed April 29, 1997.

         (14)     Financial Data Schedule

Item 25.  Directors and Officers of the Depositor:  The Directors and Officers of the Depositor are shown in Part A.

Item 26.  Persons  Controlled  by or Under Common  Control with the  Depositor or  Registrant:  The  Depositor  does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

         (1)      American  Skandia  Information  Services and  Technology  Corporation  ("ASIST"):  The  organization  is a general
                  --------------------------------------------------------------------------------
                  business  corporation  organized  in the State of Delaware.  Its primary  purpose is to provide  various  types of business services to American Skandia,  Inc. and all of its subsidiaries  including computer systems  acquisition, development and maintenance,  human resources  acquisition,  development and management,  accounting and financial reporting services and general office services.

         (2)      American Skandia  Marketing,  Incorporated  ("ASM,  Inc."):  The  organization is a general  business  corporation
                  ----------------------------------------------------------
                  organized  in the State of  Delaware.  It was formed  primarily  for the purpose of acting as a  broker-dealer  in securities.  It acts as the principal  "underwriter" of annuity contracts deemed to be securities,  as required by the  Securities  and Exchange  Commission,  which  insurance  policies  are to be issued by American  Skandia Life
                  Assurance  Corporation.  It provides  securities  law  supervisory  services in relation to the marketing of those products of American  Skandia  Life  Assurance  Corporation  registered  as  securities.  It also may provide such services in relation to  marketing of certain  public  mutual  funds.  It also has the power to carry on a general financial,  securities,  distribution,  advisory,  or investment  advisory business;  to act as a general agent or broker  for  insurance  companies  and to render  advisory,  managerial,  research  and  consulting  services  for maintaining and improving managerial efficiency and operation.

         (3)      American Skandia Investment Services,  Incorporated ("ASISI"):  The organization is a general business corporation
                  -------------------------------------------------------------
                  organized  in the state of  Connecticut.  The  organization  is  authorized  to  provide  investment  service  and investment  management advice in connection with the purchasing,  selling,  holding or exchanging of securities or other assets to insurance  companies,  insurance-related  companies,  mutual funds or business trusts. Its primary role is expected to be as investment  manager for certain mutual funds to be made available  primarily through the variable insurance products of American Skandia Life Assurance Corporation.

         (4)      Skandia Vida: This  subsidiary of American  Skandia Life Assurance  Corporation was organized in March,  1995, and
                  ------------
                  began  operations in July,  1995. It offers  investment  oriented life insurance  products  designed for long-term savings through independent banks and brokers.

Item 27.  Number of Contract  Owners:  As of  December  31,  2000 there were  28,970 ASL [61  Premier  ASL/642  Wells ASL] owners of
Annuities.

Item 28.  Indemnification:  Under Section 33-320a of the Connecticut  General  Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be brought  against  him in his  capacity as a director or officer  when  certain  disinterested parties  determine  that he  acted  in good  faith  and in a manner  he  reasonably  believed  to be in the  best  interests  of the
Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he is fairly and reasonable  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and  reasonably  entitled to be indemnified  and must approve the amount.  In a claim based upon the  director's or officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain  indemnification  only if a court determines that, in view of all the circumstances,  he is fairly and reasonably entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM, Inc. can also be  indemnified  pursuant to indemnity  agreements  between each director and officer and  American  Skandia,  Inc.,  a  corporation  organized  under the laws of the state of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers  liability  insurance  policy issued by an unaffiliated  insurance  company to Skandia  Insurance  Company Ltd., their ultimate parent.  Such policy will reimburse ASLAC or
ASM,  Inc., as  applicable,  for any payments that it shall make to directors and officers  pursuant to law and,  subject to certain exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements  and judgments  arising from any proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

               Registrant  hereby undertakes as follows:  Insofar as  indemnification  for liabilities  arising under the Securities
Act of 1933 (the "Act") may be permitted to directors,  officers and  controlling  persons of  Registrant  pursuant to the foregoing provisions,  or  otherwise,  Registrant  has been  advised  that in the  opinion of the  Securities  and  Exchange  Commission  such indemnification  is against public policy as expressed in the Act and,  therefore,  is unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director,  officer or  controlling  person of Registrant in the  successful  defense of any action,  suit or  proceeding) is asserted by such director, officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling  precedent,  Registrant will submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a)      At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)      Directors and officers of ASM, Inc.

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gordon C. Boronow                                                               Deputy Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl Cavaliere                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Y.K. Chan                                                                       Senior Vice President and
American Skandia Life Assurance Corporation                                     Chief Information Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Assistant Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Chairman of the Board of Directors
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ian Kennedy                                                                     Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President,
American Skandia Life Assurance Corporation                                     Chief Financial Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

David R. Monroe                                                                 Senior Vice President,
American Skandia Life Assurance Corporation                                     Treasurer and
One Corporate Drive, P.O. Box 883                                               Corporate Controller
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

William O'Loughlin                                                              Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                                    Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Leslie S. Sutherland                                                            Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Christian W. Thwaites                                                           Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Mary Toumpas                                                                    Vice President and
American Skandia Life Assurance Corporation                                     Compliance Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Bayard F. Tracy                                                                 Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Deborah G. Ullman                                                               Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk Wickman                                                                    General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                                 Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in Shelton,
Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)            Registrant  hereby undertakes to file a post-effective  amendment to this Registration  Statement as frequently as is necessary to ensure that the audited  financial  statements in the Registration  Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)            Registrant  hereby  undertakes to include  either (1) as part of any  enrollment  form or  application  to purchase a contract  offered  by the  prospectus,  a space  that an  applicant  or  enrollee  can check to request a  Statement  of  Additional
Information,  or (2) a post card or similar  written  communication  affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)            Registrant  hereby  undertakes  to deliver any  Statement of  Additional  Information  and any  financial  statements required to be made available under this form promptly upon written or oral request.

(d)            American  Skandia Life Assurance  Corporation  ("Depositor")  hereby  represents  that the aggregate fees and charges under the annuity  contracts  are  reasonable  in relation to the services  rendered,  the expenses  expected to be incurred and the risks assumed by the Depositor.

(e)            With respect to the restrictions on withdrawals for Texas Optional  Retirement  Programs and Section 403(b) plans, we are relying upon: 1) a no-action  letter dated  November 28, 1988 from the staff of the  Securities  and Exchange  Commission to the
American  Council of Life Insurance with respect to annuities  issued under Section  403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to  annuities  made  available  through the Texas
Optional Retirement Program, the requirements of which have been complied with by us.

                                                              EXHIBITS

                  As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.
                  The exhibits included are as follows:

                  No. 9    Opinion and Consent of Counsel     FILED HEREWITH

                  No. 10   Consent of Ernst & Young LLP       FILED HEREWITH

         As required by the Securities Act of 1933 and the  Investment  Company Act of 1940, the Registrant  certifies that it meets the  requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused  this  Registration  Statement  to be signed on its  behalf,  in the Town of Shelton  and State of  Connecticut,  on
this 27th day of April, 2001.

                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                  (CLASS 1 SUB-ACCOUNTS)
                                                        Registrant

                                      By: American Skandia Life Assurance Corporation
                                      -----------------------------------------------

By:  /s/ Kathleen A. Chapman                                                 Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                         Depositor

By:  /s/ Kathleen A. Chapman                                                 Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson

As required by the  Securities Act of 1933,  this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                               (Principal Executive Officer)

           Wade A. Dokken*        President and Chief Executive Officer,                   4/27/01
           ---------------
           Wade A. Dokken           Chairman of the Board and Director

                              (Principal Financial Officer and Principal Accounting Officer)

       /s/ Thomas M. Mazzaferro            Executive Vice President and                        4/27/01
        Thomas M. Mazzaferro              Chief Financial Officer

        /s/ David R. Monroe             Senior Vice President, Treasurer                      4/27/01
           David R. Monroe               and Corporate Controller

                                                   (Board of Directors)

      Patricia Abram*                                Gordon C. Boronow*                Malcolm M. Campbell*
      ---------------                                ------------------                --------------------
      Patricia Abram                                  Gordon C. Boronow                 Malcolm M. Campbell

      Wade A. Dokken*                                    Y.K. Chan*                     Lincoln R. Collins*
      ---------------                                    ----------                     -------------------
      Wade A. Dokken                                      Y.K. Chan                     Lincoln R. Collins

      Ian Kennedy*                                  Thomas M. Mazzaferro*                Gunnar Moberg*
      ---------------                               ------------------                   --------------
      Ian Kennedy                                    Thomas M. Mazzaferro                 Gunnar Moberg

      Christian Thwaites*                             Bayard F. Tracy*                  Deborah G. Ullman*
      -------------------                             ----------------                  ------------------
      Christian Thwaites                              Bayard F. Tracy                    Deborah G. Ullman

                                                        Brett M. Winson*
                                                        ----------------
                                                         Brett M. Winson

                                    *By:  /s/ Kathleen A. Chapman
                                          -----------------------------
                                            Kathleen A. Chapman

    *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No.
                                                        333-53596.